UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-
CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. Equity ETFs,
Schwab International Equity ETFs and Schwab
Fixed-Income ETFs
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab Fixed-Income ETFs

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: February 28, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
February 28, 2025
Schwab International Dividend Equity ETF
Ticker Symbol: SCHY
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Dividend Equity ETF	$7	0.14% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total
Returns

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab International Dividend Equity ETF (04/29/2021) 1,2,3	-4.47%	4.73%	2.94%
MSCI EAFE ® Index (Net) 4,5	-0.50%	8.77%	4.05%
Dow Jones International Dividend 100 Index (Net) 4	-4.63%	4.66%	2.97%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*
Inception (04/29/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index.
Schwab International Dividend Equity ETF | Semiannual Report
1
REG127168-00  00312278

Statistics

Net Assets (thousands)	$817,408
Number of Holdings (excludes derivatives)	104
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	6%
Weighted Average Market Cap (millions)	$70,200
Price/Earnings Ratio (P/E)	14.1
Price/Book Ratio (P/B)	1.9
Sector Weightings % of Investments
1

Top Equity Holdings % of Net
Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of
1940
, as
amended
.
2
Schwab International Dividend Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab International Dividend Equity ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab International Equity ETF
Ticker Symbol: SCHF
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Equity ETF	$3	0.06% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/03/2009) 1,2,3	-0.90%	8.19%	8.75%	5.43%
MSCI EAFE ® Index (Net) 4,5	-0.50%	8.77%	8.70%	5.28%
FTSE Developed ex US Index (Net) 4	-0.87%	8.06%	8.60%	5.31%

All total returns on this page assume dividends and distributions were reinvested
. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net). The fund does not seek to track the regulatory index.
Schwab International Equity ETF | Semiannual Report
1
REG127170-00  00312283

Statistics

Net Assets (millions)	$42,852
Number of Holdings (excludes derivatives)	1,474
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	1%
Weighted Average Market Cap (millions)	$85,172
Price/Earnings Ratio (P/E)	16.4
Price/Book Ratio (P/B)	1.8
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have
changed
since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
2
Schwab International Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab International Equity ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab International Small-Cap Equity ETF
Ticker Symbol: SCHC
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Small-Cap Equity ETF	$5	0.11% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (01/14/2010) 1,2,3	-2.52%	7.91%	6.23%	4.26%
MSCI EAFE ® Index (Net) 4,5	-0.50%	8.77%	8.70%	5.28%
FTSE Developed Small Cap ex US Liquid Index (Net) 4	-2.50%	7.82%	6.10%	4.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap
Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory index.
Schwab International Small-Cap Equity ETF | Semiannual Report
1
REG127171-00  00312284

Statistics

Net Assets (millions)	$4,015
Number of Holdings (excludes derivatives)	2,117
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	8%
Weighted Average Market Cap (millions)	$3,570
Price/Earnings Ratio (P/E)	14.4
Price/Book Ratio (P/B)	1.4
Sector Weightings % of Investments
1

Top Equity Holdings % of Net
Assets

Country
Weightings
% of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
2
Schwab International Small-Cap Equity ETF | Semiannual
Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab International Small-Cap Equity ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab Emerging Markets Equity ETF
Ticker Symbol: SCHE
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Emerging Markets Equity ETF	$6	0.11% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (01/14/2010) 1,2,3	2.89%	12.85%	4.97%	3.80%
MSCI Emerging Markets Index (Net) 4,5	0.37%	10.07%	4.26%	3.49%
FTSE Emerging Index (Net) 4	2.35%	13.12%	5.30%	4.02%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity
ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging Index (Net). The fund does not seek to track the regulatory index.
Schwab Emerging Markets Equity ETF | Semiannual Report
1
REG127158-00  00312267

Statistics

Net Assets (millions)	$9,282
Number of Holdings (excludes derivatives)	2,034
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	3%
Weighted Average Market Cap (millions)	$167,438
Price/Earnings Ratio (P/E)	14.8
Price/Book Ratio (P/B)	2.1
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
2
Schwab Emerging Markets Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Emerging Markets Equity ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab U.S. Broad Market ETF
Ticker Symbol: SCHB
Principal U.S. Listing Exchange:
NYSE Arca, Inc
.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Broad Market ETF	$2	0.03% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/03/2009) 1,2	6.00%	17.51%	16.09%	12.31%
Dow Jones U.S. Broad Stock Market Index	6.00%	17.54%	16.10%	12.33%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
Schwab U.S. Broad Market ETF | Semiannual Report
1
REG127181-00  00312302

Statistics

Net Assets (millions)	$32,912
Number of Holdings (excludes derivatives)	2,420
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	2%
Weighted Average Market Cap (millions)	$898,888
Price/Earnings Ratio (P/E)	26.0
Price/Book Ratio (P/B)	4.4
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
2
Schwab U.S. Broad Market ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Broad Market ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab 1000 Index
®
ETF
Ticker Symbol: SCHK
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index ETF	$3	0.05% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/2017) 1,2	6.23%	17.90%	16.30%	13.63%
Russell 1000 ® Index 3	6.39%	18.11%	16.54%	13.82%
Schwab 1000 Index ®	6.28%	17.97%	16.36%	13.69%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (10/11/2017) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.
Schwab 1000 Index
®
ETF | Semiannual Report
1
REG127156-00  00312265

Statistics

Net Assets (millions)	$4,037
Number of Holdings (excludes derivatives)	993
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	3%
Weighted Average Market Cap (millions)	$935,020
Price/Earnings Ratio (P/E)	26.3
Price/Book Ratio (P/B)	4.6
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab 1000 Index
®
ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab 1000 Index
®
ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab U.S. Large-Cap ETF
Ticker Symbol: SCHX
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap ETF	$2	0.03% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/03/2009) 1,2	6.43%	18.25%	16.60%	12.79%
S&P 500 ® Index 3	6.11%	18.41%	16.85%	12.98%
Dow Jones U.S. Large-Cap Total Stock Market Index	6.46%	18.30%	16.63%	12.81%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
Schwab U.S. Large-Cap ETF | Semiannual Report
1
REG127185-00  00312308

Statistics

Net Assets (millions)	$52,692
Number of Holdings (excludes derivatives)	753
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	2%
Weighted Average Market Cap (millions)	$959,952
Price/Earnings Ratio (P/E)	26.6
Price/Book Ratio (P/B)	4.7
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Large-Cap ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL
INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Large-Cap ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab U.S. Large-Cap Growth ETF
Ticker Symbol: SCHG
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Growth ETF	$2	0.04% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/2009) 1,2	7.54%	20.26%	20.23%	15.82%
S&P 500 ® Index 3	6.11%	18.41%	16.85%	12.98%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	7.58%	20.34%	20.27%	15.86%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index
is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.
Schwab U.S. Large-Cap Growth ETF | Semiannual Report
1
REG127186-00  00312309

Statistics

Net Assets (millions)	$37,804
Number of Holdings (excludes derivatives)	226
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	22%
Weighted Average Market Cap (millions)	$1,458,676
Price/Earnings Ratio (P/E)	36.4
Price/Book Ratio (P/B)	9.5
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI)
and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
3
Amount is less than 0.05%.
2
Schwab U.S. Large-Cap Growth ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Large-Cap Growth ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab U.S. Large-Cap Value ETF
Ticker Symbol: SCHV
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Value ETF	$2	0.04% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/2009) 1,2	5.09%	15.86%	12.17%	9.32%
S&P 500 ® Index 3	6.11%	18.41%	16.85%	12.98%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	5.11%	15.89%	12.20%	9.37%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is
a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The fund does not seek to track the regulatory index.
Schwab U.S. Large-Cap Value ETF | Semiannual Report
1
REG127187-00  00312310

Statistics

Net Assets (millions)	$12,347
Number of Holdings (excludes derivatives)	528
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	6%
Weighted Average Market Cap (millions)	$204,045
Price/Earnings Ratio (P/E)	20.3
Price/Book Ratio (P/B)	2.9
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry
Classification
Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Large-Cap Value ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Large-Cap Value ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab U.S. Mid-Cap ETF
Ticker Symbol: SCHM
Principal U.S. Listing Exchange:
NYSE Arca, Inc
.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-634
9
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Mid-Cap ETF	$2	0.04% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Mid-Cap ETF (01/13/2011) 1,2	3.25%	8.82%	10.75%	8.55%
S&P 500 ® Index 3	6.11%	18.41%	16.85%	12.98%
Dow Jones U.S. Mid-Cap Total Stock Market Index	3.28%	8.87%	10.76%	8.57%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index. The fund does not seek to track the regulatory index
.
Schwab U.S. Mid-Cap ETF | Semiannual Report
1
REG127188-00  00312311

Statistics

Net Assets (millions)	$11,342
Number of Holdings (excludes derivatives)	497
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	15%
Weighted Average Market Cap (millions)	$12,274
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	2.5
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of
1940
, as
amended
.
2
Schwab U.S. Mid-Cap ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You
can
find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Mid-Cap ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab U.S. Small-Cap ETF
Ticker Symbol: SCHA
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Small-Cap ETF	$2	0.04% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/03/2009) 1,2	-0.24%	7.42%	10.07%	7.41%
S&P 500 ® Index 3	6.11%	18.41%	16.85%	12.98%
Dow Jones U.S. Small-Cap Total Stock Market Index	-0.29%	7.37%	10.00%	7.37%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
Schwab U.S. Small-Cap ETF | Semiannual Report
1
REG127190-00  00312313

Statistics

Net Assets (millions)	$17,692
Number of Holdings (excludes derivatives)	1,727
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	8%
Weighted Average Market Cap (millions)	$4,952
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	2.0
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have
changed
since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
2
Schwab U.S. Small-Cap ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Small-Cap ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab U.S. Dividend Equity ETF
Ticker Symbol: SCHD
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Dividend Equity ETF	$3	0.06% *
*
Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Dividend Equity ETF (10/20/2011) 1,2	3.12%	14.27%	14.66%	11.30%
S&P 500 ® Index 3	6.11%	18.41%	16.85%	12.98%
Dow Jones U.S. Dividend 100 TM Index	3.16%	14.37%	14.76%	11.40%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100
TM
Index is a product of S&P
Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab
U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow
Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100™ Index. The fund does not seek to track the regulatory index.
Schwab U.S. Dividend Equity ETF | Semiannual Report
1
REG127182-00  00312303

Statistics

Net Assets (millions)	$70,372
Number of Holdings (excludes derivatives)	98
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	7%
Weighted Average Market Cap (millions)	$140,132
Price/Earnings Ratio (P/E)	17.7
Price/Book Ratio (P/B)	3.3
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have
changed s
ince the report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
3
Amount is less than 0.05%.
2
Schwab U.S. Dividend Equity ETF | Semiannual
Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Dividend Equity ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab Mortgage-Backed Securities ETF
Ticker Symbol: SMBS
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of November 19, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Mortgage-Backed Securities ETF	$1 *	0.03% **
*
For the period from 11/19/2024 (commencement of operations) through 02/28/2025. Expenses for a full reporting period would be higher than the figure shown.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	Since Inception*
Fund: Schwab Mortgage-Backed Securities ETF (11/19/2024) 1,2	2.97% 3
Bloomberg US Aggregate Bond Index 4	2.52% 3
Bloomberg US MBS Float Adjusted Total Return Index	2.99% 3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Bloomberg
®
and Bloomberg US MBS Float Adjusted Total Return Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Mortgage-Backed Securities ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Mortgage-Backed Securities ETF.
*
Inception (11/19/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Total returns shown are since the fund’s inception date of November 19, 2024.
4
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index. The fund does not seek to track the regulatory index.
Schwab Mortgage-Backed Securities ETF | Semiannual Report
1
REG127172-00  00312285

Statistics

Net Assets (thousands)	$53,507
Number of Holdings	266
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	7%
Weighted Average Maturity	7.0 Yrs
Weighted Average Duration	5.4 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Mortgage-Backed Securities ETF | Semiannual
Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Mortgage-Backed Securities ETF | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab High Yield Bond ETF
Ticker Symbol: SCYB
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab High Yield Bond ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance.
Past performance does not guarantee future results.
 Investment returns
and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab High Yield Bond ETF (07/11/2023) 1,2	3.82%	9.92%	10.97%
Bloomberg US Aggregate Bond Index 3	0.93%	5.81%	5.14%
ICE BofA US Cash Pay High Yield Constrained Index	3.85%	9.96%	11.30%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates and “BofA
®
” is a registered trademark of Bank of America Corporation licensed by Bank of America
Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA US Cash Pay
High Yield Constrained Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab High Yield
Bond ETF. The Schwab High Yield Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its
Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab High Yield Bond ETF.
*
Inception (07/11/2023) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.
Schwab High Yield Bond ETF | Semiannual Report
1
REG127167-00  00312277

Statistics

Net Assets (thousands)	$909,195
Number of Holdings	1,792
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	11%
Weighted Average Maturity	3.9 Yrs
Weighted Average Duration	3.1 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the In vest
ment Company Act of 1940, as
amended
.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.
2
Schwab High Yield Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab High Yield Bond ETF | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

<Insert Financial Statements>

Semiannual Holdings and Financial Statements | February 28, 2025
Schwab International Equity ETFs

Schwab International Dividend Equity ETF	SCHY
Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

In This Report

Financial Statements and Portfolio Holdings
Schwab International Dividend Equity ETF	2
Schwab International Equity ETF	9
Schwab International Small-Cap Equity ETF	27
Schwab Emerging Markets Equity ETF	50
Financial Notes	78
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
1

Schwab International Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	4/29/21[1]– 8/31/21
Per-Share Data
Net asset value at beginning of period	$26.05	$23.70	$21.72	$26.07	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.38	1.00	1.08	1.37	0.41
Net realized and unrealized gains (losses)	(1.53)	2.54	1.78	(5.09)	0.71
Total from investment operations	(1.15)	3.54	2.86	(3.72)	1.12
Less distributions:
Distributions from net investment income	(0.57)	(1.19)	(0.88)	(0.63)	(0.05)
Net asset value at end of period	$24.33	$26.05	$23.70	$21.72	$26.07
Total return	(4.47%)[3]	15.55%	13.31%	(14.47%)	4.48%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.14%[4,5]	0.14%	0.14%[6]	0.14%[6]	0.14%[5]
Net investment income (loss)	3.09%[5]	4.15%	4.67%	5.72%	4.76%[5]
Portfolio turnover rate[7]	6%[3]	59%	40%	45%	3%[3]
Net assets, end of period (x 1,000)	$817,408	$781,450	$753,682	$438,821	$101,664

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Effective February 28, 2025, the annual operating expense ratio was reduced to 0.08%. The ratio presented for the period ended February 28, 2025, is a blended ratio.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 11.3%
Ampol Ltd.	159,075	2,622,390
BHP Group Ltd.	1,226,263	29,770,013
Harvey Norman Holdings Ltd.	410,866	1,333,694
QBE Insurance Group Ltd.	228,041	3,053,111
Rio Tinto Ltd.	246,960	17,410,465
Telstra Group Ltd.	2,704,951	6,963,785
Wesfarmers Ltd.	683,798	31,534,296
		92,687,754

Brazil 1.3%
Ambev SA	1,761,703	3,668,401
BB Seguridade Participacoes SA	101,628	655,296
Engie Brasil Energia SA	155,886	987,353
Klabin SA	585,839	1,973,594
Neoenergia SA	116,612	386,488
Telefonica Brasil SA	234,924	1,935,116
TIM SA	475,954	1,311,438
		10,917,686

Canada 6.0%
Bank of Nova Scotia	190,767	9,510,871
BCE, Inc.	199,775	4,634,674
Great-West Lifeco, Inc. (a)	42,090	1,570,176
iA Financial Corp., Inc.	14,252	1,342,639
Manulife Financial Corp.	268,980	8,413,619
Quebecor, Inc., Class B	105,120	2,411,729
Sun Life Financial, Inc.	88,642	4,950,981
Toronto-Dominion Bank	268,511	16,149,244
		48,983,933

China 1.6%
China Construction Bank Corp., H Shares	15,097,055	12,793,621
People's Insurance Co. Group of China Ltd., H Shares	1,406,722	692,824
		13,486,445

Denmark 0.1%
Tryg AS	51,321	1,123,624

Finland 2.7%
Elisa OYJ	100,761	4,646,455
Kesko OYJ, B Shares	109,991	2,088,774
Kone OYJ, B Shares	265,256	14,951,957
		21,687,186

France 11.9%
AXA SA	263,515	10,260,647
Cie Generale des Etablissements Michelin SCA	470,685	16,721,752
TotalEnergies SE	570,237	34,266,242
Vinci SA	311,835	36,030,680
		97,279,321

Germany 3.0%
Deutsche Post AG	616,222	24,154,435

SECURITY	NUMBER OF SHARES	VALUE ($)
India 3.6%
HCL Technologies Ltd.	633,678	11,406,077
Indian Oil Corp. Ltd.	2,302,469	2,986,240
ITC Hotels Ltd.	121,838	228,085
ITC Ltd.	1,205,428	5,441,413
Petronet LNG Ltd.	359,917	1,165,259
Power Grid Corp. of India Ltd.	2,717,427	7,790,141
		29,017,215

Indonesia 1.0%
Bank Mandiri Persero Tbk. PT	6,915,909	1,918,769
Bank Rakyat Indonesia Persero Tbk. PT	10,981,843	2,225,512
Telkom Indonesia Persero Tbk. PT, Class B	28,393,017	4,024,342
		8,168,623

Italy 7.2%
Enel SpA	4,423,498	32,474,507
Eni SpA	1,445,052	20,820,550
Generali	166,183	5,485,637
		58,780,694

Japan 10.2%
Daito Trust Construction Co. Ltd.	40,864	4,237,035
Japan Tobacco, Inc.	443,043	11,024,993
KDDI Corp.	949,660	30,841,342
Niterra Co. Ltd.	107,908	3,144,974
Ono Pharmaceutical Co. Ltd.	2,788,180	30,028,973
Sompo Holdings, Inc.	152,131	4,467,167
		83,744,484

Malaysia 0.2%
Telekom Malaysia Bhd.	1,252,000	1,916,226

Mexico 0.6%
Arca Continental SAB de CV	196,896	2,036,048
Coca-Cola Femsa SAB de CV	208,935	1,862,549
Kimberly-Clark de Mexico SAB de CV, A Shares	595,328	891,419
		4,790,016

Netherlands 2.6%
Koninklijke Ahold Delhaize NV	374,210	13,220,397
Koninklijke KPN NV	2,204,137	8,435,677
		21,656,074

New Zealand 0.2%
Spark New Zealand Ltd.	1,227,161	1,560,942

Norway 0.7%
Gjensidige Forsikring ASA	29,021	595,726
Telenor ASA	418,578	5,427,907
		6,023,633

Qatar 0.8%
Industries Qatar QSC	944,319	3,431,294
Ooredoo QPSC	460,548	1,573,528
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
3

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar Fuel QSC	343,273	1,354,802
		6,359,624

Republic of Korea 0.5%
GS Holdings Corp.	28,851	710,970
KT&G Corp.	39,969	2,685,729
LG Uplus Corp.	144,305	1,043,644
		4,440,343

Russia 0.0%
Severstal PAO *(b)(c)	708	0

Saudi Arabia 1.8%
Jarir Marketing Co.	360,312	1,216,316
Saudi Telecom Co.	1,137,061	13,719,438
		14,935,754

Singapore 2.9%
DBS Group Holdings Ltd.	310,754	10,575,036
Jardine Cycle & Carriage Ltd.	44,449	878,566
Singapore Exchange Ltd.	128,132	1,277,710
Singapore Technologies Engineering Ltd.	989,516	3,968,922
United Overseas Bank Ltd.	234,683	6,646,568
		23,346,802

South Africa 0.8%
Bidvest Group Ltd.	203,806	2,694,771
Sanlam Ltd.	254,131	1,180,859
Vodacom Group Ltd.	361,899	2,278,858
		6,154,488

Spain 0.9%
Endesa SA	211,907	4,722,816
Naturgy Energy Group SA	103,726	2,696,877
		7,419,693

Switzerland 10.2%
Coca-Cola HBC AG	80,456	3,403,886
Kuehne & Nagel International AG	35,365	8,137,184
Roche Holding AG	112,742	37,386,984
SGS SA	99,392	10,200,830
Swisscom AG	16,917	9,628,018
Zurich Insurance Group AG	22,474	14,785,887
		83,542,789

Taiwan 1.3%
Advantech Co. Ltd.	296,301	3,666,231
Chicony Electronics Co. Ltd.	403,752	1,999,534
Radiant Opto-Electronics Corp.	279,405	1,690,267
Simplo Technology Co. Ltd.	111,436	1,273,554
Synnex Technology International Corp.	794,859	1,707,812
		10,337,398

Thailand 0.6%
Intouch Holdings PCL NVDR	537,839	1,247,311
PTT Exploration & Production PCL NVDR	849,900	2,710,926
Tisco Financial Group PCL NVDR	62,596	179,971
SECURITY	NUMBER OF SHARES	VALUE ($)
TMBThanachart Bank PCL NVDR	6,880,600	386,590
		4,524,798

United Arab Emirates 0.4%
Abu Dhabi Islamic Bank PJSC	218,282	1,010,372
Emirates NBD Bank PJSC	377,207	2,269,795
		3,280,167

United Kingdom 14.9%
British American Tobacco PLC	801,673	31,160,981
GSK PLC	1,879,236	34,700,890
Imperial Brands PLC	315,023	11,086,675
Schroders PLC	139,880	649,919
Unilever PLC	545,214	30,803,516
Vodafone Group PLC	14,714,537	13,002,809
		121,404,790
Total Common Stocks (Cost $788,642,277)		811,724,937

PREFERRED STOCKS 0.0% OF NET ASSETS

Russia 0.0%
Sberbank of Russia PJSC *(b)(c)	69,290	0
Total Preferred Stocks (Cost $260,897)		0

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)	976,547	976,547
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)(e)	1,383,060	1,383,060
		2,359,607
Total Short-Term Investments (Cost $2,359,607)		2,359,607

Total Investments in Securities (Cost $791,262,781)		814,084,544

See financial notes
4
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/21/25	38	4,616,240	114,842
MSCI Emerging Markets Index, expires 03/21/25	18	986,850	829
			115,671

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,328,065.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	15.2%
Consumer Staples	14.6%
Communication Services	14.3%
Industrials	12.9%
Health Care	12.5%
Energy	8.1%
Consumer Discretionary	6.6%
Materials	6.0%
Utilities	6.0%
Information Technology	2.6%
Other (b)	0.5%
Short-Term Investments	0.3%
Total	99.6%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$811,724,937	$—	$—	$811,724,937
Russia	—	—	0 *	0
Preferred Stocks
Russia	—	—	0 *	0
Short-Term Investments[1]	2,359,607	—	—	2,359,607
Futures Contracts[2]	115,671	—	—	115,671
Total	$814,200,215	$—	$0	$814,200,215

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
5

Schwab International Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $791,262,781) including securities on loan of $1,328,065		$814,084,544
Foreign currency, at value (cost $681,159)		670,061
Deposit with broker for futures contracts		214,657
Receivables:
Dividends		2,448,993
Foreign tax reclaims		1,462,363
Income from securities on loan	+	334
Total assets		818,880,952

Liabilities
Collateral held for securities on loan		1,383,060
Payables:
Management fees		83,905
Variation margin on futures contracts	+	6,188
Total liabilities		1,473,153
Net assets		$817,407,799

Net Assets by Source
Capital received from investors		$847,350,680
Total distributable loss	+	(29,942,881)
Net assets		$817,407,799

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$817,407,799		33,600,000		$24.33

See financial notes
6
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,189,057)		$12,640,939
Other Interest		6,558
Securities on loan, net	+	16,969
Total investment income		12,664,466

Expenses
Management fees		543,354
Total expenses	–	543,354
Net investment income		12,121,112

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $210,244)		(1,425,516)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		3,282,387
Net realized losses on futures contracts		(89,302)
Net realized losses on foreign currency transactions	+	(99,318)
Net realized gains		1,668,251
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of $1,690,909)		(46,748,405)
Net change in unrealized appreciation (depreciation) on futures contracts		(77,641)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(148,056)
Net change in unrealized appreciation (depreciation)	+	(46,974,102)
Net realized and unrealized losses		(45,305,851)
Decrease in net assets resulting from operations		($33,184,739 )
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
7

Schwab International Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$12,121,112	$31,686,667
Net realized gains		1,668,251	11,203,718
Net change in unrealized appreciation (depreciation)	+	(46,974,102)	66,907,541
Increase (decrease) in net assets resulting from operations		($33,184,739 )	$109,797,926

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($17,607,540 )	($37,920,460 )

TRANSACTIONS IN FUND SHARES
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,800,000	$115,280,693	4,900,000	$119,033,418
Shares redeemed	+	(1,200,000)	(28,530,358)	(6,700,000)	(163,142,920)
Net transactions in fund shares		3,600,000	$86,750,335	(1,800,000)	($44,109,502 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,000,000	$781,449,743	31,800,000	$753,681,779
Total increase (decrease)	+	3,600,000	35,958,056	(1,800,000)	27,767,964
End of period		33,600,000	$817,407,799	30,000,000	$781,449,743
See financial notes
8
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*,1	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]
Per-Share Data
Net asset value at beginning of period	$20.37	$17.64	$15.66	$20.03	$16.06	$15.41
Income (loss) from investment operations:
Net investment income (loss)[2]	0.20	0.53	0.53	0.58	0.48	0.39
Net realized and unrealized gains (losses)	(0.40)	2.74	1.96	(4.36)	3.92	0.75
Total from investment operations	(0.20)	3.27	2.49	(3.78)	4.40	1.14
Less distributions:
Distributions from net investment income	(0.42)	(0.54)	(0.51)	(0.59)	(0.43)	(0.49)
Net asset value at end of period	$19.75	$20.37	$17.64	$15.66	$20.03	$16.06
Total return	(0.90%)[3]	18.90%	16.09%	(19.27%)	27.62%	7.37%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[4]	0.06%	0.06%[5]	0.06%[5]	0.06%	0.06%
Net investment income (loss)	1.86%[4]	2.86%	3.15%	3.20%	2.59%	2.50%
Portfolio turnover rate[6]	1%[3]	4%	6%	6%	6%	6%
Net assets, end of period (x 1,000,000)	$42,852	$41,540	$31,752	$26,120	$28,338	$19,844

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
9

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 6.3%
AGL Energy Ltd.	1,164,847	7,576,806
ALS Ltd.	939,108	9,472,225
Amcor PLC	2,908,333	29,045,260
AMP Ltd.	5,511,132	4,643,717
Ampol Ltd.	462,005	7,616,264
Ansell Ltd.	295,861	6,424,622
ANZ Group Holdings Ltd.	6,076,659	112,569,560
APA Group	2,657,823	12,197,421
Aristocrat Leisure Ltd.	1,275,414	57,183,672
ASX Ltd.	395,095	16,456,303
Atlas Arteria Ltd.	2,287,097	7,196,490
Aurizon Holdings Ltd.	3,433,621	6,939,390
Bank of Queensland Ltd.	1,271,336	5,296,887
Beach Energy Ltd.	3,454,267	2,996,510
Bendigo & Adelaide Bank Ltd.	1,090,532	7,269,739
BHP Group Ltd.	10,152,488	246,472,172
BlueScope Steel Ltd.	888,288	13,400,783
Brambles Ltd.	2,797,000	36,351,669
CAR Group Ltd.	754,555	17,408,061
Challenger Ltd.	1,122,449	4,062,330
Charter Hall Group	916,761	9,759,903
Cleanaway Waste Management Ltd.	4,356,475	6,908,138
Cochlear Ltd.	128,179	20,633,240
Coles Group Ltd.	2,605,390	32,370,829
Commonwealth Bank of Australia	3,376,837	329,136,114
Computershare Ltd.	1,159,047	29,601,338
CSL Ltd.	976,371	158,206,704
Deterra Royalties Ltd.	829,693	1,852,241
Dexus	2,120,647	9,653,061
Domain Holdings Australia Ltd.	502,769	1,356,887
Domino's Pizza Enterprises Ltd.	125,829	2,216,731
Downer EDI Ltd.	1,342,125	4,615,340
Endeavour Group Ltd. (a)	2,868,010	7,437,078
Evolution Mining Ltd.	3,752,378	14,210,504
Flight Centre Travel Group Ltd.	399,905	4,023,657
Fortescue Ltd.	3,249,214	33,358,844
Goodman Group	3,992,018	77,725,076
GPT Group	3,704,044	10,618,487
GQG Partners, Inc.	1,227,976	1,786,863
Harvey Norman Holdings Ltd.	1,145,742	3,719,143
IDP Education Ltd. (a)	542,395	3,389,747
IGO Ltd.	1,208,751	2,991,614
Iluka Resources Ltd.	819,976	2,116,093
Incitec Pivot Ltd.	3,763,429	6,435,792
Insignia Financial Ltd.	1,285,520	3,397,452
Insurance Australia Group Ltd.	4,778,376	23,474,319
James Hardie Industries PLC *	880,290	27,704,333
JB Hi-Fi Ltd.	227,401	13,016,726
Lendlease Corp. Ltd.	1,341,972	5,148,897
Liontown Resources Ltd. *	3,317,233	1,320,206
Lottery Corp. Ltd.	4,579,099	13,525,684
Lynas Rare Earths Ltd. *	1,813,223	7,656,082
Macquarie Group Ltd.	708,282	99,800,460
Magellan Financial Group Ltd.	381,544	1,914,713
Medibank Pvt Ltd.	5,360,996	14,501,747
Metcash Ltd.	2,308,726	4,508,039
Mineral Resources Ltd. (a)	354,334	5,003,980
Mirvac Group	7,766,479	9,997,240
National Australia Bank Ltd.	6,272,414	137,687,660
New Hope Corp. Ltd.	1,035,572	2,588,761
NEXTDC Ltd. *	1,259,753	10,450,254
Northern Star Resources Ltd.	2,269,417	24,216,824
SECURITY	NUMBER OF SHARES	VALUE ($)
Nufarm Ltd.	744,746	1,759,857
Orica Ltd.	996,234	10,197,103
Origin Energy Ltd.	3,472,141	23,621,108
Orora Ltd.	2,539,799	3,332,479
Perpetual Ltd.	218,758	2,694,846
Pilbara Minerals Ltd. *	5,994,544	7,082,643
Pro Medicus Ltd.	103,616	16,317,810
Qantas Airways Ltd. *	1,508,237	8,928,780
QBE Insurance Group Ltd.	3,041,434	40,720,024
Qube Holdings Ltd.	3,591,257	8,932,892
Ramsay Health Care Ltd. (a)	343,857	7,355,664
REA Group Ltd.	103,487	15,326,402
Reece Ltd.	419,434	4,499,231
Region RE Ltd.	2,346,296	2,991,040
Rio Tinto Ltd.	759,644	53,554,239
Santos Ltd.	6,455,957	26,255,723
Scentre Group	10,375,482	21,743,216
SEEK Ltd. (a)	680,009	10,140,268
SGH Ltd.	414,353	13,300,687
Sims Ltd.	310,205	2,800,922
Sonic Healthcare Ltd.	945,940	16,146,989
South32 Ltd.	9,218,912	20,179,385
Star Entertainment Group Ltd. *	6,557,942	448,586
Steadfast Group Ltd.	2,206,376	7,697,115
Stockland	4,744,971	15,018,859
Suncorp Group Ltd.	2,162,744	27,045,984
Tabcorp Holdings Ltd.	4,399,901	1,942,616
Telstra Group Ltd.	8,205,414	21,124,500
TPG Telecom Ltd.	709,797	2,043,623
Transurban Group	6,236,904	51,001,202
Treasury Wine Estates Ltd.	1,659,283	11,277,848
Vicinity Ltd.	8,152,544	11,051,857
Washington H Soul Pattinson & Co. Ltd.	485,489	10,297,854
Wesfarmers Ltd.	2,286,638	105,451,494
Westpac Banking Corp.	6,979,661	138,065,000
Whitehaven Coal Ltd.	1,366,060	4,782,597
WiseTech Global Ltd.	383,744	21,357,491
Woodside Energy Group Ltd.	3,815,951	58,777,944
Woolworths Group Ltd.	2,489,023	46,449,442
Worley Ltd.	935,814	8,857,064
Xero Ltd. *	302,902	32,158,633
Yancoal Australia Ltd.	604,556	2,285,734
		2,685,633,433

Austria 0.2%
ANDRITZ AG	133,929	7,897,529
Erste Group Bank AG	622,428	41,843,116
OMV AG	276,396	12,193,713
Raiffeisen Bank International AG	254,973	6,841,439
Telekom Austria AG	292,208	2,586,159
Verbund AG	127,988	9,690,232
voestalpine AG	217,328	4,999,589
		86,051,777

Belgium 0.8%
Ackermans & van Haaren NV	43,096	8,775,729
Ageas SA	336,068	18,401,748
Anheuser-Busch InBev SA	1,819,543	109,073,649
Argenx SE *	119,589	74,275,328
D'ieteren Group	43,419	7,220,410
Elia Group SA	72,404	4,792,857
Groupe Bruxelles Lambert NV	174,008	12,432,530
KBC Group NV	476,121	41,385,981
See financial notes
10
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lotus Bakeries NV	829	7,492,174
Sofina SA	35,962	8,878,878
Syensqo SA	143,009	10,458,654
UCB SA	245,201	46,296,913
Warehouses De Pauw CVA	334,716	7,296,277
		356,781,128

Canada 9.1%
Agnico Eagle Mines Ltd.	1,003,896	97,124,699
Alimentation Couche-Tard, Inc.	1,556,710	77,730,138
Bank of Montreal	1,467,921	151,586,497
Bank of Nova Scotia	2,467,748	123,031,940
Barrick Gold Corp.	3,509,092	62,506,196
BCE, Inc.	612,737	14,215,175
Brookfield Asset Management Ltd., Class A	821,449	46,616,539
Brookfield Corp.	2,977,259	173,028,443
Cameco Corp.	879,880	38,907,609
Canadian Imperial Bank of Commerce	1,890,421	115,048,564
Canadian National Railway Co.	1,123,590	114,406,429
Canadian Natural Resources Ltd.	4,148,711	117,645,930
Canadian Pacific Kansas City Ltd.	1,874,304	146,621,303
Cenovus Energy, Inc.	2,552,429	35,454,586
CGI, Inc.	413,666	43,065,142
Constellation Software, Inc.	39,665	137,314,335
Dollarama, Inc.	552,450	57,843,208
Enbridge, Inc.	4,375,256	187,730,085
Fairfax Financial Holdings Ltd.	42,686	61,634,904
Fortis, Inc.	1,000,763	44,072,337
Franco-Nevada Corp.	388,287	55,662,871
George Weston Ltd.	110,064	17,681,449
Great-West Lifeco, Inc. (a)	555,457	20,721,432
Hydro One Ltd.	648,834	20,871,867
Imperial Oil Ltd.	328,233	22,350,057
Intact Financial Corp.	357,629	70,766,128
Loblaw Cos. Ltd.	289,113	38,017,893
Magna International, Inc. (a)	533,946	19,529,773
Manulife Financial Corp.	3,533,720	110,533,771
Metro, Inc.	408,223	27,125,130
National Bank of Canada	770,688	64,418,828
Nutrien Ltd.	989,110	52,059,505
Pembina Pipeline Corp.	1,173,435	45,811,658
Power Corp. of Canada	1,104,358	37,641,163
Restaurant Brands International, Inc.	640,119	41,938,448
Royal Bank of Canada	2,845,182	337,696,865
Shopify, Inc., Class A *	2,435,756	273,985,563
South Bow Corp.	412,853	11,033,869
Sun Life Financial, Inc.	1,159,119	64,741,047
Suncor Energy, Inc.	2,570,949	98,800,969
TC Energy Corp.	2,100,866	94,429,956
Teck Resources Ltd., Class B	1,001,860	40,490,291
TELUS Corp.	1,028,373	15,983,667
Thomson Reuters Corp.	278,827	50,059,371
Toronto-Dominion Bank	3,558,921	214,046,660
Tourmaline Oil Corp.	701,413	32,501,001
Waste Connections, Inc.	516,894	98,445,065
Wheaton Precious Metals Corp.	912,778	63,293,460
		3,886,221,816

Denmark 2.2%
AP Moller - Maersk AS, Class A	6,222	10,793,858
AP Moller - Maersk AS, Class B	7,846	13,758,866
Carlsberg AS, Class B	182,736	22,970,371
Coloplast AS, Class B	254,393	27,103,467
Danske Bank AS	1,311,114	44,118,843
SECURITY	NUMBER OF SHARES	VALUE ($)
Demant AS *	190,307	6,868,239
DSV AS	389,351	78,376,238
Genmab AS *	129,685	29,089,560
H Lundbeck AS	609,152	3,397,911
H Lundbeck AS, Class A	13,845	61,976
Novo Nordisk AS, Class B	6,221,236	559,146,913
Novonesis (Novozymes) B, Class B	693,457	42,008,356
Orsted AS *	340,242	14,955,484
Pandora AS	159,338	28,163,956
Rockwool AS, B Shares	16,140	6,369,661
Tryg AS	668,027	14,625,812
Vestas Wind Systems AS *	2,023,263	28,609,919
Zealand Pharma AS *	131,429	12,151,533
		942,570,963

Finland 0.9%
Elisa OYJ	294,870	13,597,524
Fortum OYJ	907,439	14,245,710
Kesko OYJ, B Shares	565,270	10,734,709
Kone OYJ, B Shares (a)	651,446	36,720,726
Metso OYJ	1,245,266	13,805,524
Neste OYJ	840,487	7,515,571
Nokia OYJ	10,295,445	49,622,833
Nordea Bank Abp	6,741,565	88,727,128
Orion OYJ, B Shares	221,274	12,468,176
Sampo OYJ, A Shares	4,898,909	43,082,202
Stora Enso OYJ, R Shares	1,194,048	12,871,366
UPM-Kymmene OYJ	1,032,676	30,221,897
Valmet OYJ	349,610	9,817,054
Wartsila OYJ Abp	984,567	18,712,689
		362,143,109

France 9.0%
Accor SA	451,203	22,552,220
Aeroports de Paris SA	61,505	6,310,170
Air Liquide SA	1,138,318	209,091,815
Airbus SE	1,183,048	203,872,394
Alstom SA *	689,773	15,122,039
Amundi SA	109,791	7,855,769
Arkema SA	120,377	9,940,256
AXA SA	3,423,966	133,321,083
Ayvens SA	368,093	3,096,989
BioMerieux	82,645	9,927,322
BNP Paribas SA	2,019,964	153,061,634
Bollore SE	1,487,347	9,002,618
Bouygues SA	358,130	12,305,926
Bureau Veritas SA	608,622	18,330,730
Capgemini SE	320,950	49,784,504
Carrefour SA	1,023,088	13,624,674
Cie de Saint-Gobain SA	913,960	91,934,184
Cie Generale des Etablissements Michelin SCA	1,379,846	49,020,984
Covivio SA	117,679	6,437,515
Credit Agricole SA	2,023,403	33,690,485
Danone SA	1,253,530	89,770,842
Dassault Aviation SA	35,991	9,222,914
Dassault Systemes SE	1,343,351	53,061,315
Edenred SE	503,638	16,064,448
Eiffage SA	155,647	15,633,690
Engie SA	3,564,467	63,909,498
EssilorLuxottica SA	613,909	183,175,800
Eurazeo SE	92,103	7,284,614
Eurofins Scientific SE	258,544	12,989,877
Euronext NV	157,400	19,839,965
Gecina SA	106,535	10,032,619
Getlink SE	732,858	12,171,898
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
11

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hermes International SCA	68,070	193,759,987
Ipsen SA	66,196	7,655,439
JCDecaux SE *	142,095	2,156,094
Kering SA	143,634	40,496,764
Klepierre SA	432,155	13,797,851
La Francaise des Jeux SACA	194,678	7,442,621
Legrand SA	509,084	55,883,196
L'Oreal SA	465,220	170,791,648
LVMH Moet Hennessy Louis Vuitton SE	496,400	358,746,467
Neoen SA	132,251	5,481,013
Orange SA	3,952,840	47,460,982
Pernod Ricard SA	388,870	41,756,881
Pluxee NV	168,402	3,803,125
Publicis Groupe SA	452,231	44,915,604
Remy Cointreau SA	43,152	2,282,051
Renault SA	389,808	20,205,162
Rexel SA	462,029	12,522,101
Safran SA	690,201	179,524,127
Sanofi SA	2,214,187	240,315,573
Sartorius Stedim Biotech	49,544	10,253,631
Schneider Electric SE	1,073,621	261,220,704
SCOR SE	358,556	9,687,901
SEB SA	49,525	4,383,163
Societe Generale SA	1,444,919	59,064,271
Sodexo SA	164,473	12,666,401
SOITEC *	55,609	3,336,986
STMicroelectronics NV	1,309,751	32,323,622
Teleperformance SE	120,300	11,592,883
Thales SA	174,667	34,813,944
TotalEnergies SE	3,975,163	238,872,429
Unibail-Rodamco-Westfield *	208,132	17,645,606
Veolia Environnement SA	1,297,919	38,821,295
Vinci SA	996,834	115,178,243
Vivendi SE	1,324,341	4,007,988
Wendel SE	53,215	5,346,194
		3,859,652,738

Germany 7.8%
adidas AG	345,726	88,522,493
Allianz SE	786,996	270,342,700
BASF SE	1,783,243	91,263,567
Bayer AG	1,997,235	47,171,518
Bayerische Motoren Werke AG	584,133	50,969,133
Bechtle AG	158,141	5,407,666
Beiersdorf AG	198,404	27,288,499
Brenntag SE	259,240	17,206,493
Carl Zeiss Meditec AG, Bearer Shares (a)	82,592	5,158,038
Commerzbank AG	1,864,215	39,958,349
Continental AG	223,048	16,038,408
Covestro AG *	347,784	21,448,545
CTS Eventim AG & Co. KGaA	122,872	13,494,301
Daimler Truck Holding AG	1,049,080	45,943,851
Delivery Hero SE *	438,565	12,780,141
Deutsche Bank AG	3,896,922	83,994,297
Deutsche Boerse AG	373,154	97,485,783
Deutsche Lufthansa AG	1,165,115	8,368,140
Deutsche Post AG	1,955,898	76,666,544
Deutsche Telekom AG	6,724,330	243,017,403
Deutsche Wohnen SE	95,694	2,428,332
DWS Group GmbH & Co. KGaA	62,585	2,999,275
E.ON SE	4,435,862	56,766,640
Evonik Industries AG	508,225	10,127,099
Fielmann Group AG	46,504	1,995,023
Fraport AG Frankfurt Airport Services Worldwide *	68,298	3,942,162
SECURITY	NUMBER OF SHARES	VALUE ($)
Fresenius Medical Care AG	416,450	20,096,221
Fresenius SE & Co. KGaA *	827,171	33,085,532
FUCHS SE	56,706	2,093,586
GEA Group AG	334,518	19,377,968
Hannover Rueck SE	122,730	32,713,943
Heidelberg Materials AG	258,944	39,102,634
Henkel AG & Co. KGaA	198,435	15,199,335
HOCHTIEF AG	40,213	6,294,142
Infineon Technologies AG	2,600,767	96,047,412
KION Group AG	140,121	5,638,135
Knorr-Bremse AG	128,046	11,119,520
LEG Immobilien SE	152,345	12,709,967
Mercedes-Benz Group AG	1,682,592	104,591,315
Merck KGaA	260,120	36,804,917
MTU Aero Engines AG	107,552	37,359,281
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	265,636	151,004,576
Nemetschek SE	105,225	12,256,614
Puma SE	210,431	6,309,398
Qiagen NV *	435,155	16,667,837
Rational AG	9,765	8,809,987
Rheinmetall AG	87,323	91,406,267
RTL Group SA	75,454	2,503,263
RWE AG	1,438,429	45,357,716
SAP SE	2,210,199	609,820,719
Sartorius AG	4,640	917,830
Scout24 SE	143,990	14,128,882
Siemens AG	1,496,168	344,190,621
Siemens Energy AG *	1,280,720	73,177,302
Siemens Healthineers AG	614,002	34,329,114
Symrise AG	260,071	26,268,432
Talanx AG	125,332	11,424,769
Traton SE (a)	117,973	4,453,719
Volkswagen AG	58,543	6,520,757
Vonovia SE	1,408,204	43,862,759
Wacker Chemie AG	39,295	2,813,272
Zalando SE *	455,658	16,467,488
		3,335,709,630

Hong Kong 1.9%
AAC Technologies Holdings, Inc.	1,318,683	7,596,862
AIA Group Ltd.	22,005,151	168,084,096
ASMPT Ltd.	675,690	5,265,455
Bank of East Asia Ltd.	2,721,053	4,002,938
BOC Aviation Ltd.	402,098	3,099,823
BOC Hong Kong Holdings Ltd.	7,276,427	25,591,240
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	3,278,008	3,511,323
Cathay Pacific Airways Ltd.	1,928,768	2,544,739
Champion REIT (a)	3,779,918	870,064
Chow Tai Fook Jewellery Group Ltd.	3,414,786	3,297,762
CK Asset Holdings Ltd.	3,782,756	16,441,478
CK Hutchison Holdings Ltd.	5,337,999	26,667,686
CK Infrastructure Holdings Ltd.	1,151,152	7,897,378
CLP Holdings Ltd.	3,279,977	27,183,761
CTF Services Ltd.	1,783,539	1,814,157
Dah Sing Banking Group Ltd.	656,709	743,986
DFI Retail Group Holdings Ltd.	612,523	1,353,676
ESR Group Ltd.	5,476,423	8,563,403
First Pacific Co. Ltd.	4,299,751	2,515,768
FIT Hon Teng Ltd. *	2,184,109	853,815
Galaxy Entertainment Group Ltd.	4,382,793	17,978,666
Hang Lung Group Ltd.	1,714,359	2,376,492
Hang Lung Properties Ltd.	3,586,427	3,006,945
Hang Seng Bank Ltd.	1,463,484	20,513,053
See financial notes
12
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Henderson Land Development Co. Ltd.	2,543,927	6,951,514
Hong Kong & China Gas Co. Ltd.	22,155,286	17,663,830
Hong Kong Exchanges & Clearing Ltd.	2,392,874	107,697,023
Hongkong Land Holdings Ltd.	2,147,723	9,707,708
Huabao International Holdings Ltd. (a)	1,852,095	493,003
HUTCHMED China Ltd. *	962,950	3,188,576
Hysan Development Co. Ltd.	1,203,511	2,070,723
Jardine Matheson Holdings Ltd.	400,071	15,958,832
Johnson Electric Holdings Ltd.	686,362	1,288,611
Kerry Logistics Network Ltd.	557,315	483,749
Kerry Properties Ltd.	1,167,562	2,402,237
Lenovo Group Ltd.	15,346,124	22,851,941
Link REIT	5,148,896	23,339,367
Man Wah Holdings Ltd.	2,960,336	1,766,342
Melco International Development Ltd. *	1,496,109	773,402
MGM China Holdings Ltd.	1,439,070	1,994,879
MMG Ltd. *	6,908,273	2,016,560
MTR Corp. Ltd.	2,844,255	9,290,050
NagaCorp Ltd. *	2,759,781	1,110,797
New World Development Co. Ltd.	2,748,490	1,703,558
Nexteer Automotive Group Ltd.	1,593,269	1,024,413
Orient Overseas International Ltd.	255,109	3,415,013
PCCW Ltd.	8,181,723	4,734,489
Power Assets Holdings Ltd.	2,781,213	18,847,801
PRADA SpA	1,109,692	9,446,616
Samsonite International SA	2,737,272	7,585,445
Sands China Ltd. *	4,984,181	11,408,529
Shangri-La Asia Ltd. (a)	2,159,305	1,221,750
Shenzhou International Group Holdings Ltd.	1,537,783	11,232,055
Sino Land Co. Ltd.	7,273,661	7,286,288
SITC International Holdings Co. Ltd.	2,507,081	6,035,177
SJM Holdings Ltd. *	4,562,142	1,419,711
Sun Hung Kai Properties Ltd.	2,824,479	26,441,467
Super Hi International Holding Ltd. *(a)	598,243	1,450,892
Swire Pacific Ltd., A Shares	844,666	7,011,276
Swire Pacific Ltd., B Shares	1,605,922	2,222,043
Swire Properties Ltd.	2,004,354	3,969,273
Techtronic Industries Co. Ltd.	2,847,417	39,691,378
United Energy Group Ltd.	14,634,842	668,086
VTech Holdings Ltd.	321,034	2,218,939
WH Group Ltd.	16,424,493	13,390,508
Wharf Holdings Ltd.	2,093,267	4,866,748
Wharf Real Estate Investment Co. Ltd.	3,300,678	8,616,185
Wynn Macau Ltd.	2,878,664	1,991,540
Xinyi Glass Holdings Ltd.	4,123,477	3,934,443
Yue Yuen Industrial Holdings Ltd.	1,421,944	2,907,338
		797,564,671

Ireland 0.3%
AIB Group PLC	3,938,223	27,564,424
Bank of Ireland Group PLC	2,058,468	24,276,760
Glanbia PLC	404,759	4,664,121
Kerry Group PLC, Class A	298,651	31,463,495
Kingspan Group PLC	303,556	24,955,958
		112,924,758

Israel 0.7%
Airport City Ltd. *	140,876	2,323,825
Amot Investments Ltd.	423,410	2,300,278
Azrieli Group Ltd.	69,948	5,360,953
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank Hapoalim BM	2,698,836	36,838,956
Bank Leumi Le-Israel BM	3,067,678	40,748,359
Bezeq The Israeli Telecommunication Corp. Ltd.	4,537,868	7,516,981
Big Shopping Centers Ltd. *	25,310	3,852,187
Camtek Ltd.	55,319	4,304,323
Delek Group Ltd.	14,479	2,425,003
Elbit Systems Ltd.	50,250	15,293,326
Energix-Renewable Energies Ltd.	512,215	1,645,442
Enlight Renewable Energy Ltd. *	225,194	3,900,558
Fattal Holdings 1998 Ltd. *	12,868	1,723,219
First International Bank of Israel Ltd.	98,165	5,248,488
Gav-Yam Lands Corp. Ltd.	82,030	689,785
Harel Insurance Investments & Financial Services Ltd.	257,571	4,307,464
ICL Group Ltd.	1,415,136	8,612,213
Israel Corp. Ltd.	9,081	2,721,612
Israel Discount Bank Ltd., A Shares	2,421,908	18,763,894
Melisron Ltd.	45,724	4,055,828
Mivne Real Estate KD Ltd.	1,286,328	3,867,688
Mizrahi Tefahot Bank Ltd.	307,383	14,452,822
Nice Ltd. *	127,493	18,525,820
Nova Ltd. *	58,515	14,302,926
Phoenix Financial Ltd.	451,514	8,165,659
Shapir Engineering & Industry Ltd. *	296,046	2,116,759
Strauss Group Ltd.	92,068	2,063,410
Teva Pharmaceutical Industries Ltd. *	2,276,095	37,741,476
Tower Semiconductor Ltd. *	232,731	9,862,716
		283,731,970

Italy 2.6%
A2A SpA	2,912,224	6,629,856
Amplifon SpA	280,725	7,120,761
Banca Mediolanum SpA	506,744	7,162,120
Banco BPM SpA	3,031,060	30,325,164
BPER Banca SpA	2,041,642	15,602,072
Brunello Cucinelli SpA	66,481	8,642,534
Buzzi SpA	184,812	8,372,431
Davide Campari-Milano NV	974,081	5,800,694
DiaSorin SpA	40,783	4,302,935
Enel SpA	15,591,783	114,464,947
Eni SpA	4,366,662	62,915,595
Ferrari NV	236,019	110,456,945
FinecoBank Banca Fineco SpA	1,240,911	23,178,243
Generali	2,489,368	82,173,081
Hera SpA	1,758,286	6,842,690
Infrastrutture Wireless Italiane SpA	692,811	6,974,670
Interpump Group SpA	152,685	5,789,574
Intesa Sanpaolo SpA	31,603,732	155,563,757
Italgas SpA	954,582	6,145,220
Leonardo SpA	812,033	32,564,488
Mediobanca Banca di Credito Finanziario SpA	1,106,018	19,726,947
Moncler SpA	450,065	30,948,645
Nexi SpA *	1,605,445	8,448,498
Pirelli & C SpA	811,724	5,093,863
Poste Italiane SpA	898,826	14,512,452
Prysmian SpA	577,120	34,235,698
Recordati Industria Chimica e Farmaceutica SpA	188,255	10,631,141
Reply SpA	42,983	6,893,101
Snam SpA	4,572,972	22,110,147
Stellantis NV	4,182,122	53,758,695
Telecom Italia SpA *	20,469,775	5,762,818
Tenaris SA	906,823	16,975,735
Terna - Rete Elettrica Nazionale	2,933,098	24,586,412
UniCredit SpA	3,150,175	165,807,651
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
13

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unipol Assicurazioni SpA	759,814	11,331,567
		1,131,851,147

Japan 21.1%
ABC-Mart, Inc.	149,162	2,848,228
Acom Co. Ltd.	756,334	1,949,369
Activia Properties, Inc.	1,407	3,183,828
Advance Residence Investment Corp.	5,362	5,098,873
Advantest Corp.	1,486,891	80,079,680
Aeon Co. Ltd.	1,543,083	37,723,334
AEON Financial Service Co. Ltd.	220,962	1,772,740
Aeon Mall Co. Ltd. (a)	228,754	3,086,080
AEON REIT Investment Corp.	3,746	3,268,848
AGC, Inc.	349,607	10,425,919
Aica Kogyo Co. Ltd.	103,509	2,248,150
Air Water, Inc.	353,305	4,367,811
Aisin Corp.	911,842	10,701,036
Ajinomoto Co., Inc.	966,265	38,504,405
Alfresa Holdings Corp.	316,673	4,190,225
Alps Alpine Co. Ltd.	382,839	3,914,894
Amada Co. Ltd.	707,576	6,726,186
Amano Corp.	130,451	3,340,591
Amvis Holdings, Inc.	82,679	358,269
ANA Holdings, Inc.	303,945	5,748,321
Aozora Bank Ltd. (a)	280,633	4,179,839
As One Corp.	131,956	2,018,810
Asahi Group Holdings Ltd.	2,884,594	35,661,426
Asahi Intecc Co. Ltd.	380,529	6,166,441
Asahi Kasei Corp.	2,518,488	17,071,804
Asics Corp.	1,222,416	27,044,925
ASKUL Corp.	77,938	820,781
Astellas Pharma, Inc.	3,574,275	34,486,850
Azbil Corp.	985,346	7,457,362
Bandai Namco Holdings, Inc.	1,293,464	42,916,620
BayCurrent, Inc.	283,833	11,986,550
Bic Camera, Inc.	281,566	2,984,848
BIPROGY, Inc.	149,509	4,255,245
Bridgestone Corp.	1,120,713	43,416,985
Brother Industries Ltd.	497,113	9,502,200
Calbee, Inc.	138,671	2,620,757
Canon Marketing Japan, Inc.	89,551	3,022,372
Canon, Inc.	1,809,614	60,798,803
Capcom Co. Ltd.	726,477	17,841,941
Casio Computer Co. Ltd.	406,985	3,394,805
Central Japan Railway Co.	1,802,773	35,440,559
Chiba Bank Ltd.	1,309,026	11,752,959
Chubu Electric Power Co., Inc.	1,356,704	14,283,227
Chugai Pharmaceutical Co. Ltd.	1,311,482	65,158,537
Chugin Financial Group, Inc.	325,898	3,439,668
Chugoku Electric Power Co., Inc.	587,129	3,334,318
Coca-Cola Bottlers Japan Holdings, Inc.	273,204	4,464,414
COMSYS Holdings Corp.	211,002	4,452,612
Concordia Financial Group Ltd.	2,111,714	12,233,494
Cosmo Energy Holdings Co. Ltd.	127,615	5,582,389
Cosmos Pharmaceutical Corp.	67,114	3,136,693
Credit Saison Co. Ltd.	277,270	6,478,434
CyberAgent, Inc.	807,914	5,972,436
Dai Nippon Printing Co. Ltd.	902,059	13,031,504
Daicel Corp.	483,879	4,161,433
Daido Steel Co. Ltd.	324,571	2,629,823
Daifuku Co. Ltd.	691,598	17,871,081
Dai-ichi Life Holdings, Inc.	1,767,333	51,778,594
Daiichi Sankyo Co. Ltd.	3,722,809	85,155,597
Daikin Industries Ltd.	563,855	58,744,640
Daito Trust Construction Co. Ltd.	114,430	11,864,818
Daiwa House Industry Co. Ltd.	1,188,019	38,913,446
SECURITY	NUMBER OF SHARES	VALUE ($)
Daiwa House REIT Investment Corp.	4,246	6,976,407
Daiwa Office Investment Corp.	1,186	2,305,182
Daiwa Securities Group, Inc.	2,671,603	18,552,922
Daiwa Securities Living Investments Corp.	3,586	2,113,121
Denka Co. Ltd.	165,097	2,276,048
Denso Corp.	3,708,866	47,623,715
Dentsu Group, Inc.	507,184	10,450,289
Dentsu Soken, Inc.	42,940	1,689,732
Dexerials Corp.	310,631	4,266,938
DIC Corp.	161,236	3,429,187
Disco Corp.	190,567	47,510,549
DMG Mori Co. Ltd.	257,985	4,542,707
Dowa Holdings Co. Ltd.	89,530	2,708,565
East Japan Railway Co.	2,189,619	43,125,447
Ebara Corp.	943,848	15,495,404
Eisai Co. Ltd.	532,773	15,234,207
Electric Power Development Co. Ltd.	322,035	5,511,319
ENEOS Holdings, Inc.	5,557,527	29,462,877
EXEO Group, Inc.	367,225	4,226,761
Ezaki Glico Co. Ltd.	97,008	2,930,292
FANUC Corp.	1,885,499	53,914,298
Fast Retailing Co. Ltd.	361,515	109,081,834
Food & Life Cos. Ltd.	240,032	6,530,616
FP Corp.	86,517	1,656,910
Frontier Real Estate Investment Corp.	4,100	2,157,537
Fuji Electric Co. Ltd.	256,018	11,212,839
Fuji Media Holdings, Inc.	91,089	1,450,400
Fuji Oil Holdings, Inc.	89,665	1,619,914
Fuji Soft, Inc.	47,666	3,091,276
FUJIFILM Holdings Corp.	2,303,971	46,294,994
Fujikura Ltd.	538,831	21,954,427
Fujitsu General Ltd.	109,560	2,002,972
Fujitsu Ltd.	3,555,793	67,932,765
Fukuoka Financial Group, Inc.	312,658	8,141,411
Fuyo General Lease Co. Ltd.	36,012	2,713,536
GLP J-Reit	8,779	7,462,689
GMO internet group, Inc.	108,271	2,020,359
GMO Payment Gateway, Inc.	78,241	3,884,143
Goldwin, Inc.	68,049	3,253,997
GS Yuasa Corp.	188,328	2,972,482
Gunma Bank Ltd.	660,842	4,972,924
Hachijuni Bank Ltd.	876,588	5,608,139
Hakuhodo DY Holdings, Inc.	453,161	3,202,604
Hamamatsu Photonics KK	493,641	5,103,638
Hankyu Hanshin Holdings, Inc.	450,666	11,747,012
Harmonic Drive Systems, Inc.	91,260	2,797,845
Haseko Corp.	503,863	6,605,271
Heiwa Corp.	104,041	1,632,124
Hikari Tsushin, Inc.	48,295	12,152,669
Hino Motors Ltd. *	521,058	1,635,492
Hirogin Holdings, Inc.	563,569	4,399,873
Hirose Electric Co. Ltd.	60,103	6,943,782
Hisamitsu Pharmaceutical Co., Inc.	131,756	3,693,137
Hitachi Construction Machinery Co. Ltd.	232,189	5,982,879
Hitachi Ltd.	8,919,047	221,947,817
Honda Motor Co. Ltd.	9,214,939	85,181,393
Horiba Ltd.	75,593	4,865,802
Hoshizaki Corp.	243,150	9,736,004
House Foods Group, Inc.	137,179	2,557,968
Hoya Corp.	706,101	81,975,095
Hulic Co. Ltd.	1,201,698	11,180,070
Ibiden Co. Ltd.	208,996	5,626,575
Idemitsu Kosan Co. Ltd.	2,407,636	16,192,568
IHI Corp.	266,611	15,446,967
Iida Group Holdings Co. Ltd.	270,832	4,035,656
See financial notes
14
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial & Infrastructure Fund Investment Corp.	4,971	3,922,173
INFRONEER Holdings, Inc.	421,223	3,242,435
Inpex Corp.	1,694,827	21,441,904
Internet Initiative Japan, Inc.	208,582	3,510,855
Invincible Investment Corp.	16,139	6,854,215
Isetan Mitsukoshi Holdings Ltd.	730,542	10,985,157
Isuzu Motors Ltd.	1,122,202	14,688,898
Ito En Ltd.	108,792	2,391,049
ITOCHU Corp.	2,731,784	120,894,970
Itoham Yonekyu Holdings, Inc.	43,803	1,082,758
Iwatani Corp.	391,548	4,059,815
Iyogin Holdings, Inc.	595,812	6,458,468
Izumi Co. Ltd.	77,784	1,583,605
J Front Retailing Co. Ltd.	482,693	6,239,663
Japan Airlines Co. Ltd.	282,456	4,838,649
Japan Airport Terminal Co. Ltd.	129,800	3,850,201
Japan Exchange Group, Inc.	2,108,692	22,074,134
Japan Hotel REIT Investment Corp.	11,145	5,140,034
Japan Logistics Fund, Inc.	4,386	2,596,179
Japan Metropolitan Fund Invest	14,161	8,682,945
Japan Post Bank Co. Ltd.	2,919,256	29,203,215
Japan Post Holdings Co. Ltd.	3,786,169	40,086,484
Japan Post Insurance Co. Ltd.	369,472	7,137,151
Japan Prime Realty Investment Corp.	1,812	4,148,379
Japan Real Estate Investment Corp.	12,854	9,212,197
Japan Steel Works Ltd.	122,947	4,058,936
Japan Tobacco, Inc.	2,214,394	55,104,532
Jeol Ltd.	101,692	3,305,943
JFE Holdings, Inc.	1,224,232	15,216,076
JGC Holdings Corp.	408,897	3,011,883
JMDC, Inc.	67,410	1,328,562
JTEKT Corp.	442,343	3,325,755
Justsystems Corp.	67,118	1,636,807
Kadokawa Corp.	177,611	4,089,785
Kagome Co. Ltd.	191,669	3,687,875
Kajima Corp.	898,286	18,562,411
Kakaku.com, Inc.	246,728	3,520,125
Kamigumi Co. Ltd.	175,522	3,958,985
Kandenko Co. Ltd.	194,705	3,253,374
Kaneka Corp.	112,919	2,797,217
Kansai Electric Power Co., Inc.	1,830,464	21,044,354
Kansai Paint Co. Ltd.	324,682	4,603,226
Kao Corp.	924,818	39,743,332
Kawasaki Heavy Industries Ltd.	305,817	15,200,035
Kawasaki Kisen Kaisha Ltd.	828,690	11,993,582
KDDI Corp.	3,010,943	97,783,968
KDX Realty Investment Corp.	7,704	8,184,813
Keihan Holdings Co. Ltd.	189,965	4,239,373
Keikyu Corp.	485,903	4,739,888
Keio Corp.	223,110	5,714,885
Keisei Electric Railway Co. Ltd.	887,970	8,446,896
Kewpie Corp.	202,290	3,800,950
Keyence Corp.	369,693	145,747,776
Kikkoman Corp.	1,866,526	18,003,222
Kinden Corp.	271,386	5,690,831
Kintetsu Group Holdings Co. Ltd.	347,850	7,797,454
Kirin Holdings Co. Ltd.	1,582,596	21,282,264
Kobayashi Pharmaceutical Co. Ltd. (a)	115,204	4,204,665
Kobe Bussan Co. Ltd.	301,850	6,680,180
Kobe Steel Ltd.	713,308	8,378,215
Koei Tecmo Holdings Co. Ltd.	285,761	3,833,345
Koito Manufacturing Co. Ltd.	440,761	5,546,987
Kokusai Electric Corp. (a)	244,400	4,941,682
Kokuyo Co. Ltd.	200,509	3,740,874
Komatsu Ltd.	1,807,929	53,579,820
Konami Group Corp.	194,988	23,672,354
Konica Minolta, Inc.	877,703	3,064,782
SECURITY	NUMBER OF SHARES	VALUE ($)
Kose Corp.	66,283	2,783,802
Kotobuki Spirits Co. Ltd.	179,312	2,794,480
K's Holdings Corp.	287,089	2,667,140
Kubota Corp.	1,842,279	22,622,763
Kuraray Co. Ltd.	599,028	7,459,279
Kurita Water Industries Ltd.	212,752	6,785,136
Kusuri No. Aoki Holdings Co. Ltd.	91,805	1,901,956
Kyocera Corp.	2,623,201	28,878,798
Kyoto Financial Group, Inc.	550,461	7,897,387
Kyowa Kirin Co. Ltd.	481,409	6,770,937
Kyudenko Corp.	97,068	2,897,321
Kyushu Electric Power Co., Inc.	836,093	7,309,815
Kyushu Financial Group, Inc.	727,765	3,429,833
Kyushu Railway Co.	309,975	7,417,432
LaSalle Logiport REIT	3,817	3,731,007
Lasertec Corp.	171,398	15,206,817
Lion Corp.	480,994	5,462,830
Lixil Corp.	501,931	5,680,635
LY Corp.	5,046,619	16,955,461
M3, Inc.	823,257	9,625,925
Mabuchi Motor Co. Ltd.	194,319	2,993,540
Macnica Holdings, Inc.	257,613	3,081,373
Makita Corp.	502,053	16,284,781
Mani, Inc.	118,598	1,056,950
Marubeni Corp.	3,162,255	49,261,048
Marui Group Co. Ltd.	354,773	6,098,673
Maruichi Steel Tube Ltd.	117,316	2,696,723
Maruwa Co. Ltd.	15,381	3,403,937
Matsui Securities Co. Ltd.	177,254	938,642
MatsukiyoCocokara & Co.	704,943	10,679,750
Mazda Motor Corp.	1,108,295	7,413,394
McDonald's Holdings Co. Japan Ltd.	160,000	6,041,342
Mebuki Financial Group, Inc.	1,930,801	8,107,839
Medipal Holdings Corp.	415,487	6,049,162
MEIJI Holdings Co. Ltd.	534,091	10,916,091
Mercari, Inc. *	228,238	3,542,577
Minebea Mitsumi, Inc.	745,299	11,380,159
MISUMI Group, Inc.	582,597	9,381,012
Mitsubishi Chemical Group Corp.	2,605,934	13,163,257
Mitsubishi Corp.	7,472,023	123,785,828
Mitsubishi Electric Corp.	3,880,311	59,403,945
Mitsubishi Estate Co. Ltd.	2,355,643	34,366,642
Mitsubishi Gas Chemical Co., Inc.	344,870	5,245,310
Mitsubishi HC Capital, Inc.	1,689,954	11,326,544
Mitsubishi Heavy Industries Ltd.	6,422,572	84,685,295
Mitsubishi Logistics Corp.	593,471	4,143,014
Mitsubishi Materials Corp.	237,882	3,757,776
Mitsubishi Motors Corp.	1,219,197	3,372,118
Mitsubishi UFJ Financial Group, Inc.	22,821,749	288,196,611
Mitsui & Co. Ltd.	5,741,797	106,495,389
Mitsui Chemicals, Inc.	330,817	7,360,758
Mitsui Fudosan Co. Ltd.	5,518,312	47,604,802
Mitsui Fudosan Logistics Park, Inc.	5,854	4,005,092
Mitsui High-Tec, Inc.	220,755	1,224,667
Mitsui Mining & Smelting Co. Ltd.	106,950	3,019,823
Mitsui OSK Lines Ltd.	674,375	24,800,997
Miura Co. Ltd.	190,093	3,993,725
Mizuho Financial Group, Inc.	5,115,001	141,778,819
Money Forward, Inc. *	86,137	2,289,823
MonotaRO Co. Ltd.	501,703	8,408,049
Mori Hills REIT Investment Corp.	3,850	3,349,381
Morinaga & Co. Ltd.	143,046	2,338,932
Morinaga Milk Industry Co. Ltd.	141,710	2,761,415
MS&AD Insurance Group Holdings, Inc.	2,586,001	53,712,354
Murata Manufacturing Co. Ltd.	3,400,839	57,558,909
Nabtesco Corp.	217,646	3,477,830
Nagase & Co. Ltd.	203,470	3,711,054
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
15

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nagoya Railroad Co. Ltd.	378,620	4,449,624
Nankai Electric Railway Co. Ltd.	207,651	3,466,936
NEC Corp.	491,054	47,135,579
NEC Networks & System Integration Corp.	125,038	2,775,488
NET One Systems Co. Ltd.	32,034	951,273
Nexon Co. Ltd.	842,439	11,312,089
NGK Insulators Ltd.	491,868	6,095,514
NH Foods Ltd.	188,203	5,672,504
NHK Spring Co. Ltd.	308,624	3,421,191
Nichirei Corp.	199,610	4,580,453
NIDEC Corp.	2,082,794	37,103,159
Nifco, Inc.	160,656	3,891,266
Nihon Kohden Corp.	289,775	4,166,976
Nihon M&A Center Holdings, Inc.	659,163	2,567,628
Nikon Corp.	590,025	6,117,748
Nintendo Co. Ltd.	2,098,884	155,436,779
Nippon Accommodations Fund, Inc.	4,600	3,516,507
Nippon Building Fund, Inc.	15,265	12,601,387
Nippon Electric Glass Co. Ltd.	151,559	3,531,130
Nippon Express Holdings, Inc.	446,193	7,875,997
Nippon Kayaku Co. Ltd.	324,914	2,906,427
Nippon Paint Holdings Co. Ltd.	1,971,031	14,564,140
Nippon Prologis REIT, Inc.	4,699	7,726,946
Nippon Sanso Holdings Corp.	376,902	11,402,477
Nippon Shinyaku Co. Ltd.	98,595	2,576,510
Nippon Shokubai Co. Ltd.	253,276	3,058,909
Nippon Steel Corp.	1,827,069	40,361,742
Nippon Telegraph & Telephone Corp.	56,226,172	54,250,542
Nippon Television Holdings, Inc.	71,394	1,324,410
Nippon Yusen KK	857,811	29,993,073
Nipro Corp.	232,134	2,014,103
Nishi-Nippon Railroad Co. Ltd.	141,505	2,039,073
Nissan Chemical Corp.	253,210	7,257,135
Nissan Motor Co. Ltd.	4,491,431	12,819,035
Nisshin Seifun Group, Inc.	502,205	5,617,084
Nissin Foods Holdings Co. Ltd.	447,918	9,012,159
Niterra Co. Ltd.	349,193	10,177,217
Nitori Holdings Co. Ltd.	158,965	16,366,449
Nitto Denko Corp.	1,426,073	27,708,562
Noevir Holdings Co. Ltd.	30,233	825,567
NOF Corp.	440,204	5,894,898
NOK Corp.	220,759	3,337,131
Nomura Holdings, Inc.	5,902,261	37,913,591
Nomura Real Estate Holdings, Inc.	206,413	5,854,270
Nomura Real Estate Master Fund, Inc.	9,042	8,412,279
Nomura Research Institute Ltd.	831,845	27,473,324
NS Solutions Corp.	129,553	3,365,739
NSK Ltd.	824,102	3,444,718
NTT Data Group Corp.	1,168,833	21,539,197
Obayashi Corp.	1,377,066	18,486,377
OBIC Business Consultants Co. Ltd.	53,931	2,578,181
Obic Co. Ltd.	672,816	19,238,622
Odakyu Electric Railway Co. Ltd.	650,610	6,409,174
Oji Holdings Corp.	1,701,383	6,997,692
OKUMA Corp.	109,830	2,434,269
Olympus Corp.	2,262,680	30,735,631
Omron Corp.	376,802	11,269,429
Ono Pharmaceutical Co. Ltd.	872,710	9,399,173
Open House Group Co. Ltd.	164,130	5,979,453
Oracle Corp. Japan	62,800	5,940,569
Organo Corp.	50,880	2,370,202
Oriental Land Co. Ltd.	2,197,537	45,002,151
ORIX Corp.	2,194,576	44,970,641
Orix JREIT, Inc.	4,864	5,496,793
Osaka Gas Co. Ltd.	730,546	16,744,457
OSG Corp.	151,338	1,729,850
SECURITY	NUMBER OF SHARES	VALUE ($)
Otsuka Corp.	464,714	10,117,964
Otsuka Holdings Co. Ltd.	919,092	44,675,330
PALTAC Corp.	58,787	1,529,605
Pan Pacific International Holdings Corp.	805,111	21,253,071
Panasonic Holdings Corp.	4,400,500	54,416,747
Park24 Co. Ltd.	248,804	3,345,840
Penta-Ocean Construction Co. Ltd.	555,411	2,416,321
PeptiDream, Inc. *	172,565	2,330,907
Persol Holdings Co. Ltd.	3,421,405	5,321,858
Pola Orbis Holdings, Inc.	145,943	1,159,254
Rakus Co. Ltd.	182,855	2,292,134
Rakuten Bank Ltd. *	190,158	7,092,990
Rakuten Group, Inc. *	2,875,264	17,566,977
Recruit Holdings Co. Ltd.	2,846,677	166,234,829
Relo Group, Inc.	200,334	2,505,920
Renesas Electronics Corp.	3,268,561	53,454,783
Rengo Co. Ltd.	414,340	2,196,322
Resona Holdings, Inc.	4,452,678	34,393,425
Resonac Holdings Corp.	380,200	8,742,115
Resorttrust, Inc.	123,693	2,538,787
Ricoh Co. Ltd.	1,106,564	11,928,818
Rinnai Corp.	203,580	4,631,025
Rohm Co. Ltd.	638,386	6,307,819
Rohto Pharmaceutical Co. Ltd.	405,015	5,833,538
Rorze Corp.	197,360	2,134,754
Ryohin Keikaku Co. Ltd.	498,214	13,069,046
Sankyo Co. Ltd.	328,455	4,624,024
Sankyu, Inc.	93,286	3,647,375
Sanrio Co. Ltd.	359,996	15,112,211
Santen Pharmaceutical Co. Ltd.	663,381	6,129,985
Sanwa Holdings Corp.	400,505	12,927,146
Sapporo Holdings Ltd.	128,458	6,752,154
Sawai Group Holdings Co. Ltd.	225,519	2,853,875
SBI Holdings, Inc.	552,543	15,883,847
SBI Sumishin Net Bank Ltd.	82,990	2,277,207
SCREEN Holdings Co. Ltd.	160,001	11,328,914
SCSK Corp.	293,679	7,284,728
Secom Co. Ltd.	807,256	27,571,894
Sega Sammy Holdings, Inc.	350,313	6,708,937
Seibu Holdings, Inc.	441,098	9,243,754
Seiko Epson Corp.	584,725	9,824,637
Seino Holdings Co. Ltd.	265,739	3,996,798
Sekisui Chemical Co. Ltd.	803,230	13,615,920
Sekisui House Ltd.	1,100,498	24,756,549
Sekisui House Reit, Inc.	8,241	4,260,088
Seven & i Holdings Co. Ltd.	4,596,393	65,394,781
Seven Bank Ltd.	1,313,865	2,535,399
SG Holdings Co. Ltd.	814,275	8,280,808
Sharp Corp. *	401,795	2,621,219
SHIFT, Inc. *	296,118	2,456,269
Shikoku Electric Power Co., Inc.	304,808	2,337,209
Shimadzu Corp.	514,024	13,507,648
Shimamura Co. Ltd.	85,457	4,871,834
Shimano, Inc.	174,008	23,573,266
Shimizu Corp.	1,058,791	9,685,414
Shin-Etsu Chemical Co. Ltd.	3,819,040	113,840,059
Shinko Electric Industries Co. Ltd. *	127,539	4,995,091
Shionogi & Co. Ltd.	1,551,906	23,099,142
Ship Healthcare Holdings, Inc.	152,208	1,947,862
Shiseido Co. Ltd.	809,655	14,592,541
Shizuoka Financial Group, Inc.	940,136	9,482,775
SHO-BOND Holdings Co. Ltd.	86,510	2,693,553
Skylark Holdings Co. Ltd.	474,011	7,959,686
SMC Corp.	111,126	39,820,857
Socionext, Inc.	384,763	5,499,715
SoftBank Corp.	54,871,828	77,813,528
SoftBank Group Corp.	2,065,872	113,414,241
See financial notes
16
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sohgo Security Services Co. Ltd.	841,378	6,004,858
Sojitz Corp.	441,658	9,627,702
Sompo Holdings, Inc.	1,923,627	56,485,281
Sony Group Corp.	12,095,236	300,103,437
Sotetsu Holdings, Inc.	147,358	2,195,287
Square Enix Holdings Co. Ltd.	150,118	7,063,849
Stanley Electric Co. Ltd.	239,901	3,856,533
Subaru Corp.	1,202,004	21,963,025
Sugi Holdings Co. Ltd.	196,533	3,523,235
SUMCO Corp.	654,133	4,931,120
Sumitomo Bakelite Co. Ltd.	125,840	2,790,785
Sumitomo Chemical Co. Ltd.	3,328,879	7,791,205
Sumitomo Corp.	2,350,721	52,319,707
Sumitomo Electric Industries Ltd.	1,524,510	26,490,125
Sumitomo Forestry Co. Ltd.	285,445	8,631,825
Sumitomo Heavy Industries Ltd.	218,938	4,409,415
Sumitomo Metal Mining Co. Ltd.	485,147	10,553,183
Sumitomo Mitsui Financial Group, Inc.	7,502,252	188,782,239
Sumitomo Mitsui Trust Group, Inc.	1,417,483	35,979,113
Sumitomo Realty & Development Co. Ltd.	852,409	29,447,833
Sumitomo Rubber Industries Ltd.	343,156	3,952,004
Sundrug Co. Ltd.	127,737	3,496,567
Suntory Beverage & Food Ltd.	242,848	7,753,023
Suzuken Co. Ltd.	159,615	5,040,697
Suzuki Motor Corp.	3,585,711	43,329,770
Sysmex Corp.	1,151,311	20,681,502
T&D Holdings, Inc.	1,060,207	22,056,133
Taiheiyo Cement Corp.	218,870	5,664,375
Taisei Corp.	337,775	15,143,222
Taiyo Yuden Co. Ltd.	237,267	3,896,850
Takara Holdings, Inc.	338,227	2,622,637
Takasago Thermal Engineering Co. Ltd.	111,600	3,867,990
Takashimaya Co. Ltd.	520,722	4,255,411
Takeda Pharmaceutical Co. Ltd.	3,131,347	90,057,785
TBS Holdings, Inc.	65,575	1,775,849
TDK Corp.	3,771,234	39,690,614
TechnoPro Holdings, Inc.	209,948	4,128,743
Teijin Ltd.	355,224	3,112,733
Terumo Corp.	2,840,807	50,201,195
THK Co. Ltd.	263,850	6,646,369
TIS, Inc.	444,298	12,294,520
Tobu Railway Co. Ltd.	393,300	6,777,930
Toda Corp.	461,902	2,828,516
Toei Animation Co. Ltd.	98,931	2,163,162
Toho Co. Ltd.	217,834	10,243,019
Toho Gas Co. Ltd.	172,433	4,698,297
Tohoku Electric Power Co., Inc.	1,023,184	7,278,631
Tokai Carbon Co. Ltd.	377,498	2,296,126
Tokio Marine Holdings, Inc.	3,778,594	132,819,353
Tokyo Century Corp.	479,511	4,699,809
Tokyo Electric Power Co. Holdings, Inc. *	2,942,558	7,478,680
Tokyo Electron Ltd.	884,364	129,842,088
Tokyo Gas Co. Ltd.	707,386	22,222,140
Tokyo Ohka Kogyo Co. Ltd.	212,621	5,017,288
Tokyo Seimitsu Co. Ltd.	86,269	4,635,896
Tokyo Tatemono Co. Ltd.	383,443	6,080,076
Tokyu Corp.	1,020,723	11,741,752
Tokyu Fudosan Holdings Corp.	1,168,647	7,560,397
TOPPAN Holdings, Inc.	552,431	16,210,557
Toray Industries, Inc.	3,067,347	20,273,251
Toridoll Holdings Corp. (a)	82,167	2,105,770
Tosoh Corp.	536,389	7,282,603
TOTO Ltd.	304,470	7,914,058
Toyo Seikan Group Holdings Ltd.	278,678	4,356,915
SECURITY	NUMBER OF SHARES	VALUE ($)
Toyo Suisan Kaisha Ltd.	181,880	10,729,707
Toyo Tire Corp.	195,534	3,258,143
Toyoda Gosei Co. Ltd.	143,770	2,519,159
Toyota Boshoku Corp.	119,783	1,596,895
Toyota Industries Corp.	318,751	27,360,192
Toyota Motor Corp.	23,323,177	416,178,526
Toyota Tsusho Corp.	1,335,509	22,111,516
Trend Micro, Inc.	261,954	19,103,981
TS Tech Co. Ltd.	179,276	2,046,217
Tsumura & Co.	129,991	3,703,184
Tsuruha Holdings, Inc.	85,020	5,176,970
UBE Corp.	192,719	2,843,563
Ulvac, Inc.	93,184	3,341,008
Unicharm Corp.	2,453,025	18,386,089
United Urban Investment Corp.	6,010	5,918,471
Ushio, Inc.	200,739	2,816,700
USS Co. Ltd.	791,505	7,200,991
Welcia Holdings Co. Ltd. (a)	192,261	2,829,150
West Japan Railway Co.	895,789	17,702,377
Workman Co. Ltd. (a)	84,016	2,244,032
Yakult Honsha Co. Ltd.	584,989	11,746,751
Yamada Holdings Co. Ltd.	1,121,896	3,208,714
Yamaguchi Financial Group, Inc.	393,542	4,293,328
Yamaha Corp.	777,793	5,695,574
Yamaha Motor Co. Ltd.	1,774,604	14,484,641
Yamato Holdings Co. Ltd.	549,342	6,975,453
Yamato Kogyo Co. Ltd.	64,132	3,343,741
Yamazaki Baking Co. Ltd.	270,664	4,860,259
Yaoko Co. Ltd.	42,828	2,620,638
Yaskawa Electric Corp.	521,397	13,953,974
Yokogawa Electric Corp.	468,883	8,872,357
Yokohama Rubber Co. Ltd.	256,674	5,688,916
Zenkoku Hosho Co. Ltd.	94,756	3,530,045
Zensho Holdings Co. Ltd.	185,782	9,351,050
Zeon Corp.	360,908	3,533,759
ZOZO, Inc.	286,652	8,911,806
		9,057,542,312

Netherlands 3.6%
Aalberts NV	186,993	6,258,135
ABN AMRO Bank NV, GDR	982,412	18,584,886
Adyen NV *	60,580	109,701,224
Aegon Ltd.	2,045,546	12,913,129
Akzo Nobel NV	340,788	21,095,060
ArcelorMittal SA	961,109	27,427,757
ASM International NV	94,106	50,227,031
ASML Holding NV	792,491	559,296,037
ASR Nederland NV	299,265	15,817,001
BE Semiconductor Industries NV	157,876	17,469,935
CTP NV	264,821	4,571,872
CVC Capital Partners PLC *	440,810	10,053,647
DSM-Firmenich AG	345,615	37,022,297
EXOR NV	208,385	20,285,039
Havas NV *	1,324,341	1,914,468
Heineken Holding NV	265,953	19,541,172
Heineken NV	564,562	47,676,155
IMCD NV	114,958	17,078,628
ING Groep NV, Series N	6,327,425	112,816,523
InPost SA *	487,337	8,408,322
JDE Peet's NV	308,356	5,772,427
Koninklijke Ahold Delhaize NV	1,881,979	66,488,092
Koninklijke KPN NV	7,724,639	29,563,753
Koninklijke Philips NV	1,612,733	42,065,258
Koninklijke Vopak NV	126,179	5,343,532
NN Group NV	543,091	27,551,671
OCI NV *	186,778	2,163,936
Prosus NV *	2,699,531	117,887,495
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
17

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Randstad NV	213,445	8,588,519
Universal Music Group NV	1,520,530	42,459,300
Wolters Kluwer NV	477,382	73,280,082
		1,539,322,383

New Zealand 0.2%
a2 Milk Co. Ltd. *(a)	1,406,370	6,966,445
Air New Zealand Ltd.	2,881,326	1,009,094
Auckland International Airport Ltd.	3,439,766	15,766,727
Contact Energy Ltd.	1,609,349	8,341,638
EBOS Group Ltd.	318,236	7,034,863
Fisher & Paykel Healthcare Corp. Ltd.	1,140,760	21,784,782
Fletcher Building Ltd. *	1,986,755	3,774,013
Infratil Ltd.	2,012,529	12,280,877
Mainfreight Ltd.	156,507	6,118,738
Mercury NZ Ltd. (a)	1,383,813	4,590,484
Meridian Energy Ltd.	2,440,140	8,067,261
Ryman Healthcare Ltd. *	1,554,432	2,682,760
Spark New Zealand Ltd.	3,794,636	4,826,756
		103,244,438

Norway 0.5%
Aker ASA, A Shares	46,217	2,490,995
Aker BP ASA	628,845	13,003,643
AutoStore Holdings Ltd. *	2,131,262	1,997,910
DNB Bank ASA	1,995,144	45,959,203
Equinor ASA	1,642,541	37,603,064
Gjensidige Forsikring ASA	334,721	6,870,957
Kongsberg Gruppen ASA	151,650	18,410,837
Mowi ASA	903,861	16,833,592
Norsk Hydro ASA	2,589,550	15,251,479
Orkla ASA	1,579,877	15,273,948
Salmar ASA	139,563	6,913,914
Schibsted ASA, A Shares	150,294	4,202,644
Schibsted ASA, B Shares	185,951	4,994,637
Telenor ASA	1,219,385	15,812,366
Var Energi ASA	1,776,619	5,009,012
Yara International ASA	339,952	9,666,265
		220,294,466

Poland 0.3%
Allegro.eu SA *	1,202,956	8,428,853
Bank Polska Kasa Opieki SA	349,796	14,886,054
Dino Polska SA *	102,201	12,679,504
KGHM Polska Miedz SA	265,562	8,605,653
LPP SA	2,508	11,464,210
mBank SA *	24,668	4,570,870
ORLEN SA	1,165,841	18,298,803
Powszechna Kasa Oszczednosci Bank Polski SA	1,715,257	29,670,378
Powszechny Zaklad Ubezpieczen SA	1,164,191	15,714,116
Santander Bank Polska SA	75,644	9,858,129
		134,176,570

Portugal 0.1%
EDP Renovaveis SA	563,140	5,027,942
EDP SA	6,062,782	19,609,471
Galp Energia SGPS SA	869,741	14,377,521
Jeronimo Martins SGPS SA	578,960	12,499,984
		51,514,918

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 3.4%
Alteogen, Inc. *	86,511	22,885,882
Amorepacific Corp. *	57,716	4,623,908
AMOREPACIFIC Group *	48,264	699,430
BGF retail Co. Ltd.	15,009	1,024,950
BNK Financial Group, Inc.	537,350	4,099,273
Celltrion Pharm, Inc. *	41,360	1,535,203
Celltrion, Inc.	305,368	38,408,443
Cheil Worldwide, Inc.	129,899	1,586,776
CJ CheilJedang Corp.	14,837	2,403,697
CJ Corp.	23,989	1,687,380
CJ ENM Co. Ltd. *	18,592	771,436
CJ Logistics Corp.	14,761	944,446
CosmoAM&T Co. Ltd. *	47,944	1,753,369
Coway Co. Ltd.	106,587	5,901,666
Daewoo Engineering & Construction Co. Ltd. *	382,580	886,558
DB Insurance Co. Ltd.	85,196	5,322,930
DGB Financial Group, Inc.	298,997	1,892,619
DL Holdings Co. Ltd.	22,536	515,298
Dongsuh Cos., Inc.	59,423	954,570
Doosan Bobcat, Inc.	92,456	2,970,423
Doosan Enerbility Co. Ltd. *	873,068	15,158,881
Ecopro BM Co. Ltd. *	90,894	7,393,797
Ecopro Co. Ltd.	200,272	8,515,222
Ecopro Materials Co. Ltd. *	68,724	4,077,684
E-MART, Inc.	36,555	1,901,590
F&F Co. Ltd.	28,812	1,396,384
Fila Holdings Corp.	96,540	2,471,408
Green Cross Corp.	9,103	780,933
GS Engineering & Construction Corp.	119,462	1,434,785
GS Holdings Corp.	103,578	2,552,455
GS P&L Co. Ltd. *	13,796	201,343
GS Retail Co. Ltd.	58,288	596,865
Hana Financial Group, Inc.	511,999	20,824,349
Hanjin Kal Corp.	59,437	3,376,317
Hankook Tire & Technology Co. Ltd. *	139,140	3,604,762
Hanmi Pharm Co. Ltd.	14,275	2,341,924
Hanmi Science Co. Ltd.	46,432	893,472
Hanmi Semiconductor Co. Ltd.	87,296	5,579,449
Hanon Systems *	310,233	939,457
Hanwha Aerospace Co. Ltd.	62,860	25,523,850
Hanwha Corp.	96,530	2,675,707
Hanwha Life Insurance Co. Ltd.	654,212	1,173,906
Hanwha Ocean Co. Ltd. *	201,895	10,254,152
Hanwha Solutions Corp.	197,221	2,898,525
Hanwha Vision Co. Ltd. *	66,523	2,180,448
HD Hyundai Co. Ltd.	93,321	4,650,421
HD Hyundai Electric Co. Ltd.	43,962	9,781,688
HD Hyundai Heavy Industries Co. Ltd.	45,814	9,269,905
HD Hyundai Infracore Co. Ltd. *	263,672	1,532,034
HD Hyundai Marine Solution Co. Ltd.	13,339	1,155,275
HD Hyundai Mipo	38,992	2,798,660
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	87,174	12,752,229
Hite Jinro Co. Ltd.	58,990	764,140
HL Mando Co. Ltd. *	61,593	1,858,863
HLB, Inc. *	236,822	14,456,357
HMM Co. Ltd.	555,542	7,439,379
Hotel Shilla Co. Ltd. *	58,361	1,587,783
HYBE Co. Ltd. *	43,963	7,738,378
Hyundai Autoever Corp.	13,595	1,223,912
Hyundai Engineering & Construction Co. Ltd.	139,494	3,194,374
Hyundai Glovis Co. Ltd.	78,844	7,011,829
Hyundai Marine & Fire Insurance Co. Ltd.	106,713	1,695,999
See financial notes
18
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Mobis Co. Ltd.	123,098	20,657,980
Hyundai Motor Co.	271,038	35,757,970
Hyundai Steel Co.	184,885	3,368,094
Hyundai Wia Corp.	29,411	821,272
Industrial Bank of Korea	528,536	5,632,563
Kakao Corp. *	672,779	19,844,428
Kakao Games Corp. *	76,567	836,380
KakaoBank Corp.	458,854	7,731,732
Kakaopay Corp. *	80,803	1,891,792
Kangwon Land, Inc. *	200,436	2,200,425
KB Financial Group, Inc.	657,568	35,195,553
KCC Corp.	6,882	1,220,780
KEPCO Plant Service & Engineering Co. Ltd. *	39,881	1,143,624
Kia Corp.	495,069	31,540,386
Korea Aerospace Industries Ltd. *	133,257	5,747,841
Korea Electric Power Corp.	543,124	7,926,514
Korea Gas Corp.	48,061	1,146,578
Korea Investment Holdings Co. Ltd.	69,814	3,798,752
Korea Zinc Co. Ltd.	13,475	6,843,889
Korean Air Lines Co. Ltd.	395,475	6,379,937
Krafton, Inc. *	71,188	16,715,482
KT&G Corp.	195,869	13,161,476
Kum Yang Co. Ltd. *	66,987	1,030,287
Kumho Petrochemical Co. Ltd. *	30,991	2,323,954
L&F Co. Ltd. *	46,572	2,511,813
LG Chem Ltd. *	95,910	15,374,185
LG Corp. *	170,737	7,761,303
LG Display Co. Ltd. *	654,356	4,092,800
LG Electronics, Inc.	218,300	11,773,785
LG Energy Solution Ltd. *	80,213	19,300,688
LG H&H Co. Ltd. *	20,183	4,408,004
LG Innotek Co. Ltd. *	26,073	2,894,426
LG Uplus Corp.	401,014	2,900,217
Lotte Chemical Corp.	34,575	1,474,797
Lotte Chilsung Beverage Co. Ltd. *	5,465	391,878
Lotte Corp. *	48,447	723,609
Lotte Energy Materials Corp. *	40,305	750,777
Lotte Shopping Co. Ltd. *	21,383	922,324
LS Corp.	32,564	2,495,334
LS Electric Co. Ltd.	30,924	5,073,320
Meritz Financial Group, Inc.	176,968	14,613,258
Mirae Asset Securities Co. Ltd.	595,306	3,556,617
NAVER Corp.	272,326	38,534,064
NCSoft Corp. *	29,229	3,398,628
Netmarble Corp.	40,374	1,110,844
NH Investment & Securities Co. Ltd.	272,497	2,773,587
NongShim Co. Ltd.	5,421	1,263,628
OCI Holdings Co. Ltd.	32,258	1,755,237
Orion Corp.	40,429	2,816,129
Ottogi Corp. *	2,455	649,453
Pan Ocean Co. Ltd.	463,516	1,197,683
Paradise Co. Ltd.	86,138	642,399
Pearl Abyss Corp. *	62,436	1,391,355
Posco DX Co. Ltd.	103,644	1,636,596
POSCO Future M Co. Ltd.	56,509	5,458,146
POSCO Holdings, Inc.	148,719	27,702,459
Posco International Corp.	88,157	3,127,588
S-1 Corp.	35,872	1,495,791
Samsung Biologics Co. Ltd. *	35,693	27,229,057
Samsung C&T Corp.	165,310	13,729,691
Samsung Card Co. Ltd.	60,740	1,866,336
Samsung E&A Co. Ltd.	299,210	3,350,236
Samsung Electro-Mechanics Co. Ltd.	112,010	10,336,558
Samsung Electronics Co. Ltd.	9,602,565	357,741,331
Samsung Fire & Marine Insurance Co. Ltd.	62,807	16,421,955
Samsung Heavy Industries Co. Ltd. *	1,349,111	12,864,925
SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Life Insurance Co. Ltd.	152,082	9,023,664
Samsung SDI Co. Ltd.	103,520	15,851,036
Samsung SDS Co. Ltd.	80,063	6,748,081
Samsung Securities Co. Ltd.	118,519	3,694,351
SD Biosensor, Inc.	104,084	752,046
Shinhan Financial Group Co. Ltd.	968,785	30,363,519
Shinsegae, Inc. *	12,727	1,237,988
SK Biopharmaceuticals Co. Ltd. *	53,913	4,201,300
SK Bioscience Co. Ltd. *	44,959	1,307,680
SK Hynix, Inc.	1,087,027	141,330,600
SK IE Technology Co. Ltd. *	47,966	918,072
SK Innovation Co. Ltd. *	117,716	10,114,773
SK Square Co. Ltd. *	185,428	11,420,509
SK, Inc.	71,480	7,026,334
SKC Co. Ltd. *	40,901	3,634,650
S-Oil Corp.	89,637	3,486,462
Solus Advanced Materials Co. Ltd.	50,206	319,858
Wemade Co. Ltd. *	59,510	1,570,228
Woori Financial Group, Inc.	1,363,798	15,456,812
Yuhan Corp.	112,670	9,388,525
		1,468,804,136

Singapore 1.3%
CapitaLand Ascendas REIT	7,196,777	13,712,720
CapitaLand Ascott Trust	4,262,956	2,718,077
CapitaLand Integrated Commercial Trust	10,970,902	16,023,634
CapitaLand Investment Ltd.	4,937,961	9,372,168
City Developments Ltd. (b)	1,107,623	3,826,095
ComfortDelGro Corp. Ltd.	4,105,389	4,230,791
DBS Group Holdings Ltd.	4,064,870	138,328,539
Frasers Logistics & Commercial Trust	5,717,089	3,539,271
Genting Singapore Ltd.	12,401,694	6,712,067
Hutchison Port Holdings Trust, U Shares	10,030,572	1,655,044
Jardine Cycle & Carriage Ltd.	153,963	3,043,189
Keppel DC REIT	2,718,669	4,172,335
Keppel Ltd.	2,888,071	14,688,736
Keppel REIT	5,007,540	2,970,071
Mapletree Industrial Trust	4,292,434	6,301,171
Mapletree Logistics Trust	6,653,371	6,067,353
Mapletree Pan Asia Commercial Trust	4,366,294	3,819,860
Netlink NBN Trust	5,771,169	3,658,326
Olam Group Ltd.	2,249,558	1,667,822
Oversea-Chinese Banking Corp. Ltd.	7,058,862	90,067,478
SATS Ltd.	1,718,651	3,873,591
Seatrium Ltd. *	4,225,377	6,609,983
Sembcorp Industries Ltd.	1,972,255	8,904,977
SIA Engineering Co. Ltd.	427,560	757,613
Singapore Airlines Ltd.	2,834,758	14,312,501
Singapore Exchange Ltd.	1,627,832	16,232,459
Singapore Technologies Engineering Ltd.	3,031,518	12,159,336
Singapore Telecommunications Ltd.	15,042,445	37,918,382
StarHub Ltd.	1,126,277	1,002,026
Suntec Real Estate Investment Trust	4,064,977	3,435,701
Thai Beverage PCL	15,761,371	6,018,021
United Overseas Bank Ltd.	2,425,960	68,706,756
UOL Group Ltd.	982,192	3,932,263
Venture Corp. Ltd.	513,365	4,795,669
Wilmar International Ltd.	4,028,607	9,587,655
		534,821,680

See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
19

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 2.5%
Acciona SA	44,188	5,454,923
ACS Actividades de Construccion y Servicios SA	413,908	22,341,109
Aena SME SA	140,642	31,418,313
Amadeus IT Group SA	874,075	66,105,275
Banco Bilbao Vizcaya Argentaria SA	11,559,825	154,185,020
Banco de Sabadell SA	10,030,522	27,727,586
Banco Santander SA	30,507,138	197,408,124
Bankinter SA	1,331,196	12,922,405
CaixaBank SA	7,896,310	54,922,969
Cellnex Telecom SA *	1,180,674	42,288,930
Corp. ACCIONA Energias Renovables SA	110,857	2,087,926
Enagas SA	540,694	7,051,518
Endesa SA	652,859	14,550,406
Ferrovial SE	969,580	43,178,133
Grifols SA *	557,085	6,152,895
Iberdrola SA	12,187,808	176,820,803
Industria de Diseno Textil SA	2,111,788	114,205,550
Mapfre SA	1,953,167	5,512,934
Merlin Properties Socimi SA	903,344	9,817,547
Naturgy Energy Group SA	267,023	6,942,601
Redeia Corp. SA	848,352	15,245,911
Repsol SA	2,276,264	29,141,656
Telefonica SA	8,388,086	37,520,262
		1,083,002,796

Sweden 2.8%
AAK AB	341,582	9,571,207
Alfa Laval AB	548,241	23,721,991
Assa Abloy AB, B Shares	1,953,250	59,916,091
Atlas Copco AB, A Shares	5,063,761	86,203,419
Atlas Copco AB, B Shares	3,056,266	45,537,512
Axfood AB	208,556	4,431,409
Beijer Ref AB	833,438	12,460,694
Boliden AB	533,329	18,680,003
Castellum AB *	833,629	9,314,659
Epiroc AB, A Shares	1,270,981	24,815,569
Epiroc AB, B Shares	738,628	12,632,589
EQT AB	1,464,359	45,464,957
Essity AB, B Shares	1,217,249	33,620,025
Evolution AB	363,679	27,881,232
Fastighets AB Balder, B Shares *	1,328,886	9,437,664
Getinge AB, B Shares	478,766	9,499,414
H & M Hennes & Mauritz AB, B Shares	1,233,222	16,559,599
Hexagon AB, B Shares	4,193,780	47,836,384
Holmen AB, B Shares	161,098	6,353,820
Husqvarna AB, B Shares	671,052	3,438,055
Industrivarden AB, A Shares	244,416	9,243,779
Industrivarden AB, C Shares	314,334	11,879,284
Indutrade AB	515,406	14,681,853
Investment AB Latour, B Shares	277,087	7,516,254
Investor AB, A Shares	942,706	28,048,206
Investor AB, B Shares	3,543,113	105,533,286
L E Lundbergforetagen AB, B Shares	141,544	7,067,245
Lifco AB, B Shares	443,056	15,171,483
Nibe Industrier AB, B Shares	3,434,127	12,872,658
Saab AB, B Shares	643,469	19,154,039
Sagax AB, B Shares	426,398	8,905,220
Sagax AB, D Shares	323,512	988,458
Sandvik AB	2,090,120	45,306,604
Securitas AB, B Shares	1,009,213	14,656,250
Skandinaviska Enskilda Banken AB, A Shares	3,065,345	49,299,197
SECURITY	NUMBER OF SHARES	VALUE ($)
Skandinaviska Enskilda Banken AB, C Shares	5,327	88,625
Skanska AB, B Shares	685,957	16,281,343
SKF AB, B Shares	693,780	14,980,597
SSAB AB, A Shares	464,219	2,806,477
SSAB AB, B Shares	1,245,203	7,490,867
Svenska Cellulosa AB SCA, B Shares	1,216,532	16,703,786
Svenska Handelsbanken AB, A Shares (a)	2,774,798	34,855,894
Svenska Handelsbanken AB, B Shares (a)	75,201	1,392,624
Sweco AB, B Shares	389,276	6,701,214
Swedbank AB, A Shares	1,727,919	41,575,903
Swedish Orphan Biovitrum AB *	373,312	10,974,958
Tele2 AB, B Shares	1,053,982	12,527,886
Telefonaktiebolaget LM Ericsson, B Shares	5,567,022	45,718,127
Telia Co. AB	4,810,381	15,683,444
Trelleborg AB, B Shares	435,247	16,931,295
Volvo AB, A Shares	453,753	14,024,578
Volvo AB, B Shares	3,099,043	96,131,505
Volvo Car AB, B Shares *(a)	1,273,279	2,692,423
		1,215,261,655

Switzerland 8.2%
ABB Ltd.	3,192,752	170,952,451
Adecco Group AG	333,276	8,990,787
Alcon AG	985,992	91,140,740
Avolta AG *	214,513	9,709,849
Bachem Holding AG	60,082	3,858,966
Baloise Holding AG	93,144	17,931,962
Banque Cantonale Vaudoise	54,810	5,831,820
Barry Callebaut AG	7,275	8,796,924
Belimo Holding AG	18,514	12,465,786
BKW AG	39,410	6,927,599
Chocoladefabriken Lindt & Spruengli AG	205	24,993,073
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,952	24,642,039
Cie Financiere Richemont SA, Class A	1,069,165	217,447,246
Clariant AG *	439,025	4,863,458
Coca-Cola HBC AG	406,172	17,184,088
DKSH Holding AG	68,517	5,422,127
Emmi AG	4,448	4,052,376
EMS-Chemie Holding AG	14,210	9,922,194
Flughafen Zurich AG	35,921	8,822,492
Galderma Group AG *	147,869	18,017,975
Geberit AG	66,784	39,111,849
Georg Fischer AG	170,422	13,136,991
Givaudan SA	16,021	72,056,767
Helvetia Holding AG	66,987	12,532,453
Holcim AG *	1,129,431	123,351,766
Julius Baer Group Ltd.	411,527	27,640,384
Kuehne & Nagel International AG	100,689	23,167,677
Logitech International SA	305,908	29,972,033
Lonza Group AG	145,067	91,421,553
Nestle SA	5,186,768	500,827,075
Novartis AG	4,035,884	436,846,142
Partners Group Holding AG	44,598	65,395,571
PSP Swiss Property AG	92,345	13,602,273
Roche Holding AG	1,389,780	460,872,459
Roche Holding AG, Bearer Shares	78,794	27,613,924
Sandoz Group AG	866,354	37,976,504
Schindler Holding AG	38,932	11,434,724
Schindler Holding AG, Participation Certificates	85,710	26,180,854
See financial notes
20
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SGS SA	299,915	30,780,969
SIG Group AG *	659,003	13,074,152
Sika AG	303,282	76,875,138
Sonova Holding AG	98,011	31,393,936
Straumann Holding AG	216,761	29,321,895
Swatch Group AG	99,801	3,782,981
Swatch Group AG, Bearer Shares	55,937	10,849,515
Swiss Life Holding AG	57,262	49,807,944
Swiss Prime Site AG	155,990	17,997,849
Swiss Re AG	586,843	93,855,855
Swisscom AG	50,907	28,972,840
Tecan Group AG	24,266	5,252,590
Temenos AG	127,464	10,433,047
UBS Group AG	6,459,874	221,235,917
VAT Group AG	54,689	20,390,556
Zurich Insurance Group AG	296,958	195,371,869
		3,524,512,004

United Kingdom 13.3%
3i Group PLC	1,870,393	93,191,466
Admiral Group PLC	579,325	20,971,879
Airtel Africa PLC	2,046,410	3,674,425
Anglo American PLC	2,512,620	73,905,520
Antofagasta PLC	707,017	15,432,310
Ashtead Group PLC	872,452	52,785,199
Associated British Foods PLC	638,142	15,226,629
AstraZeneca PLC	3,019,093	454,962,182
Auto Trader Group PLC	1,831,340	17,884,797
Aviva PLC	5,452,634	37,376,763
B&M European Value Retail SA	1,848,784	6,464,565
BAE Systems PLC	6,132,458	108,605,431
Barclays PLC	29,049,885	113,867,757
Barratt Redrow PLC	2,752,481	14,788,502
Beazley PLC	1,294,990	14,292,084
Berkeley Group Holdings PLC	213,940	9,697,766
BP PLC	32,501,138	178,980,174
British American Tobacco PLC	4,022,960	156,372,209
British Land Co. PLC	1,982,749	8,997,664
BT Group PLC	12,871,121	25,898,247
Bunzl PLC	677,695	28,739,790
Burberry Group PLC	762,505	10,426,769
Canal & SA *	1,323,032	2,898,657
Centrica PLC	10,253,398	19,301,285
Compass Group PLC	3,432,206	119,839,625
ConvaTec Group PLC	3,417,279	11,161,630
CRH PLC	1,365,019	139,460,406
Croda International PLC	288,717	12,011,289
DCC PLC	203,848	13,757,783
Diageo PLC	4,483,515	122,110,321
Diploma PLC	261,626	14,811,002
Endeavour Mining PLC	423,163	8,226,824
Entain PLC	1,235,601	11,615,649
Experian PLC	1,852,261	87,786,761
Flutter Entertainment PLC *	358,670	98,362,635
Fresnillo PLC	357,839	3,345,502
Glencore PLC *	24,427,964	98,165,605
GSK PLC	8,082,911	149,254,382
Haleon PLC	16,589,798	83,221,905
Halma PLC	761,247	26,838,661
Hargreaves Lansdown PLC	793,302	11,032,692
Hikma Pharmaceuticals PLC	313,974	8,539,347
Hiscox Ltd.	655,749	9,792,635
Howden Joinery Group PLC	1,142,363	11,118,875
HSBC Holdings PLC	36,524,744	429,363,626
IMI PLC	496,748	12,522,107
Imperial Brands PLC	1,692,420	59,561,714
Informa PLC	2,714,000	29,354,875
SECURITY	NUMBER OF SHARES	VALUE ($)
InterContinental Hotels Group PLC	319,285	39,913,288
Intermediate Capital Group PLC	538,716	15,479,351
International Consolidated Airlines Group SA	4,626,498	20,523,066
Intertek Group PLC	324,592	20,987,248
J Sainsbury PLC	3,867,666	12,593,740
JD Sports Fashion PLC	5,293,939	5,203,370
Kingfisher PLC	3,711,755	11,529,904
Land Securities Group PLC	1,534,825	10,909,379
Legal & General Group PLC	11,820,153	36,419,526
Lloyds Banking Group PLC	123,964,019	113,913,903
London Stock Exchange Group PLC	1,001,453	149,362,943
M&G PLC	4,238,270	11,292,277
Marks & Spencer Group PLC	4,063,160	18,152,012
Melrose Industries PLC	2,605,678	21,030,810
Mondi PLC	890,729	13,767,159
National Grid PLC	9,839,547	120,797,222
NatWest Group PLC	13,984,293	84,308,601
Next PLC	235,496	29,726,593
NMC Health PLC *(b)	136,583	0
Pearson PLC	1,381,212	23,678,556
Persimmon PLC	657,106	9,970,104
Phoenix Group Holdings PLC	1,535,614	10,015,879
Prudential PLC	5,372,863	49,210,331
Reckitt Benckiser Group PLC	1,394,078	91,980,462
RELX PLC	3,759,031	180,712,859
Rentokil Initial PLC	5,064,293	25,379,270
Rightmove PLC	1,589,068	13,425,864
Rio Tinto PLC	2,146,833	129,590,605
Rolls-Royce Holdings PLC *	17,114,017	160,325,322
RS Group PLC	918,316	7,053,411
Sage Group PLC	2,050,864	32,666,651
Schroders PLC	1,626,092	7,555,248
Segro PLC	2,756,367	24,440,511
Severn Trent PLC	540,836	17,045,261
Shell PLC	12,468,764	413,852,933
Smith & Nephew PLC	1,750,901	25,364,449
Smiths Group PLC	685,004	17,371,199
Smurfit WestRock PLC	1,041,690	53,829,838
Spirax Group PLC	151,241	13,854,146
SSE PLC	2,198,023	42,289,526
St. James's Place PLC	1,153,719	15,369,613
Standard Chartered PLC	4,057,897	64,839,531
Taylor Wimpey PLC	7,408,471	10,573,709
Tesco PLC	13,820,628	66,163,294
Unilever PLC	4,959,334	280,192,595
UNITE Group PLC	852,752	8,971,115
United Utilities Group PLC	1,370,997	16,921,094
Vodafone Group PLC	42,136,415	37,234,727
Weir Group PLC	503,336	15,400,737
Whitbread PLC	356,407	12,000,100
Wise PLC, Class A *	1,557,920	19,469,415
WPP PLC	2,189,168	17,751,791
		5,706,408,459
Total Common Stocks (Cost $33,181,970,756)		42,479,742,957

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.2%
Bayerische Motoren Werke AG	130,234	10,652,625
FUCHS SE	136,312	6,657,263
Henkel AG & Co. KGaA	327,076	28,294,443
Sartorius AG	51,338	12,862,023
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
21

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Volkswagen AG	365,119	39,529,263
		97,995,617

Italy 0.0%
Telecom Italia SpA - RSP *	12,243,269	3,940,865

Republic of Korea 0.2%
Amorepacific Corp. *	28,019	692,383
CJ CheilJedang Corp.	493	43,406
Hanwha Corp.	7,032	82,726
Hyundai Motor Co.	46,616	4,763,888
Hyundai Motor Co. 2nd	71,749	7,602,088
LG Chem Ltd. *	15,993	1,240,827
LG Electronics, Inc.	41,527	1,087,213
LG H&H Co. Ltd. *	3,290	285,618
Samsung Electronics Co. Ltd.	1,662,574	50,801,188
Samsung Fire & Marine Insurance Co. Ltd.	6,016	1,188,478
Samsung SDI Co. Ltd.	2,947	272,158
		68,059,973

Spain 0.0%
Grifols SA, B Shares *	484,832	3,965,734
Total Preferred Stocks (Cost $196,112,079)		173,962,189

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	31,758	152,997
Total Warrants (Cost $0)		152,997

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (c)	33,109,161	33,109,161
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (c)(d)	88,517,058	88,517,058
		121,626,219
Total Short-Term Investments (Cost $121,626,219)		121,626,219

Total Investments in Securities (Cost $33,499,709,054)		42,775,484,362

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/21/25	1,584	192,424,320	5,562,009

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $81,872,042.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	23.8%
Industrials	17.1%
Consumer Discretionary	10.6%
Health Care	10.6%
Information Technology	9.6%
Consumer Staples	7.3%
Materials	6.9%
Energy	4.5%
Communication Services	3.9%
Utilities	2.9%
Real Estate	2.3%
Short-Term Investments	0.3%
Total	99.8%

(a)	Excludes derivatives.
See financial notes
22
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$35,440,948,147	$—	$—	$35,440,948,147
Hong Kong	797,564,671	—	0 *	797,564,671
Singapore	530,995,585	—	3,826,095	534,821,680
United Kingdom	5,706,408,459	—	0 *	5,706,408,459
Preferred Stocks[1]	173,962,189	—	—	173,962,189
Warrants
Canada	—	—	152,997	152,997
Short-Term Investments[1]	121,626,219	—	—	121,626,219
Futures Contracts[2]	5,562,009	—	—	5,562,009
Total	$42,777,067,279	$—	$3,979,092	$42,781,046,371

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
23

Schwab International Equity ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $33,499,709,054) including securities on loan of $81,872,042		$42,775,484,362
Foreign currency, at value (cost $23,311,100)		23,302,575
Deposit with broker for futures contracts		5,793,813
Receivables:
Fund shares sold		114,565,683
Dividends		74,203,884
Foreign tax reclaims		60,313,498
Investments sold		907,370
Variation margin on future contracts		324,719
Income from securities on loan	+	165,983
Total assets		43,055,061,887

Liabilities
Collateral held for securities on loan		88,517,058
Payables:
Investments bought		113,148,351
Management fees	+	1,867,644
Total liabilities		203,533,053
Net assets		$42,851,528,834

Net Assets by Source
Capital received from investors		$36,443,103,978
Total distributable earnings	+	6,408,424,856
Net assets		$42,851,528,834

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$42,851,528,834		2,169,400,000		$19.75

See financial notes
24
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $36,362,731)		$391,926,887
Other Interest		238,967
Interest received from securities - unaffiliated issuers		12,478
Securities on loan, net	+	927,207
Total investment income		393,105,539

Expenses
Management fees		12,232,222
Professional fees	+	109,667 [1]
Total expenses		12,341,889
Expense reduction	–	109,667 [1]
Net expenses	–	12,232,222
Net investment income		380,873,317

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(135,259,703)
Net realized losses on futures contracts		(6,148,819)
Net realized losses on foreign currency transactions	+	(5,538,421)
Net realized losses		(146,946,943)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(531,533,292)
Net change in unrealized appreciation (depreciation) on futures contracts		(4,416,117)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(5,379,209)
Net change in unrealized appreciation (depreciation)	+	(541,328,618)
Net realized and unrealized losses		(688,275,561)
Decrease in net assets resulting from operations		($307,402,244 )

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
25

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$380,873,317	$1,005,339,845
Net realized losses		(146,946,943)	(327,754,100)
Net change in unrealized appreciation (depreciation)	+	(541,328,618)	5,669,803,001
Increase (decrease) in net assets resulting from operations		($307,402,244 )	$6,347,388,746

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($887,678,500 )	($997,314,650 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		130,000,000	$2,506,500,216	239,400,000	$4,437,896,284
Net transactions in fund shares		130,000,000	$2,506,500,216	239,400,000	$4,437,896,284

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,039,400,000	$41,540,109,362	1,800,000,000	$31,752,138,982
Total increase	+	130,000,000	1,311,419,472	239,400,000	9,787,970,380
End of period		2,169,400,000	$42,851,528,834	2,039,400,000	$41,540,109,362

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
26
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$37.83	$34.02	$31.67	$43.21	$33.20	$31.15
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.93	0.96	0.93	0.72	0.64
Net realized and unrealized gains (losses)	(1.34)	3.85	2.12	(11.45)	10.11	2.36
Total from investment operations	(0.97)	4.78	3.08	(10.52)	10.83	3.00
Less distributions:
Distributions from net investment income	(1.17)	(0.97)	(0.73)	(1.02)	(0.82)	(0.95)
Net asset value at end of period	$35.69	$37.83	$34.02	$31.67	$43.21	$33.20
Total return	(2.52%)[2]	14.46%	9.87%	(24.85%)	33.01%	9.63%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11%[3]	0.11%	0.11%	0.11%[4]	0.11%	0.11%[5]
Net investment income (loss)	2.07%[3]	2.70%	2.95%	2.49%	1.87%	2.07%
Portfolio turnover rate[6]	8%[2]	14%	15%	18%	22%	17%
Net assets, end of period (x 1,000,000)	$4,015	$4,267	$3,767	$3,383	$3,832	$2,596

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended August 31, 2020, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
27

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 6.9%
Abacus Group	974,392	702,874
Abacus Storage King	965,452	714,436
Accent Group Ltd.	628,234	789,148
Alkane Resources Ltd. *	947,887	362,508
Alpha HPA Ltd. *	1,698,572	897,818
Amotiv Ltd.	264,245	1,634,991
Amplitude Energy Ltd. *	4,845,584	632,777
Arafura Rare Earths Ltd. *	4,083,574	431,693
ARB Corp. Ltd.	140,681	3,371,574
Arena REIT	722,465	1,648,802
AUB Group Ltd.	200,799	3,874,618
Audinate Group Ltd. *(a)	132,800	698,641
Aurelia Metals Ltd. *	3,407,674	423,812
Aussie Broadband Ltd.	450,577	1,109,557
Austal Ltd. *	598,993	1,583,056
Australian Agricultural Co. Ltd. *	601,782	565,069
Australian Clinical Labs Ltd.	220,021	424,142
Australian Ethical Investment Ltd.	214,932	832,673
Australian Finance Group Ltd.	384,197	384,650
Bapcor Ltd.	627,355	2,009,121
Bega Cheese Ltd.	549,847	1,791,673
Bellevue Gold Ltd. *	2,338,016	1,708,327
Boss Energy Ltd. *	761,759	1,174,775
BrainChip Holdings Ltd. *	3,238,608	422,925
Bravura Solutions Ltd.	703,581	1,111,305
Breville Group Ltd.	263,228	5,758,555
Brickworks Ltd.	113,598	1,838,783
BWP Trust	1,019,399	2,193,340
Capricorn Metals Ltd. *	617,145	2,908,989
Carnarvon Energy Ltd. *	3,248,711	242,425
Cedar Woods Properties Ltd.	122,860	427,843
Centuria Capital Group	1,491,012	1,515,949
Centuria Industrial REIT	971,940	1,807,158
Centuria Office REIT	853,143	620,716
Cettire Ltd. *(a)	372,542	245,565
Chalice Mining Ltd. *(a)	624,681	524,418
Champion Iron Ltd.	849,376	2,868,041
Charter Hall Long Wale REIT	1,303,521	3,120,789
Charter Hall Retail REIT	917,850	1,912,063
Charter Hall Social Infrastructure REIT	624,966	1,146,473
Clarity Pharmaceuticals Ltd. *	512,007	1,133,474
Clinuvel Pharmaceuticals Ltd.	81,697	583,730
Codan Ltd.	222,388	2,106,187
Collins Foods Ltd.	195,821	1,020,443
Coronado Global Resources, Inc.	1,352,602	471,025
Corporate Travel Management Ltd.	210,254	2,090,636
Credit Corp. Group Ltd.	106,846	1,008,592
Cromwell Property Group	2,295,555	563,859
Data#3 Ltd.	266,931	1,283,111
De Grey Mining Ltd. *	3,643,021	4,451,535
Deep Yellow Ltd. *	1,705,893	1,103,242
Dexus Industria REIT	377,575	638,642
Dicker Data Ltd.	95,640	500,174
DroneShield Ltd. *	1,608,202	770,046
Eagers Automotive Ltd.	338,608	3,156,345
Elders Ltd.	347,413	1,527,394
Emeco Holdings Ltd. *	885,369	473,487
Emerald Resources NL *(b)	1,034,943	2,561,445
ESG Minerals *(b)	98,343	0
EVT Ltd.	189,017	1,716,087
Fineos Corp. Ltd. *	264,534	279,651
Firefinch Ltd. *(b)	2,051,119	0
SECURITY	NUMBER OF SHARES	VALUE ($)
FleetPartners Group Ltd. *	428,895	672,105
G8 Education Ltd.	1,484,577	1,273,994
GDI Property Group Partnership	797,901	317,552
Genesis Minerals Ltd. *	2,045,472	4,044,886
Gold Road Resources Ltd.	2,011,218	3,039,142
GrainCorp Ltd., Class A	419,077	1,808,585
Growthpoint Properties Australia Ltd.	509,576	757,343
Guzman y Gomez Ltd. *	84,500	1,818,103
GWA Group Ltd.	458,859	664,846
Hansen Technologies Ltd.	308,635	971,139
Healius Ltd. *	1,245,352	995,132
HealthCo REIT	847,415	519,060
Helia Group Ltd.	538,101	2,044,516
HMC Capital Ltd.	531,439	3,020,544
HomeCo Daily Needs REIT	3,254,142	2,408,070
HUB24 Ltd.	105,623	5,094,926
Humm Group Ltd.	770,175	296,939
Imdex Ltd.	941,420	1,767,974
Imugene Ltd. *	12,837,228	295,365
Infomedia Ltd.	704,047	593,235
Ingenia Communities Group	686,339	2,415,687
Inghams Group Ltd.	712,865	1,493,904
Integral Diagnostics Ltd.	553,519	733,158
ioneer Ltd. *	3,868,726	348,836
IPH Ltd.	439,804	1,307,292
IRESS Ltd. *	344,600	1,707,887
Johns Lyng Group Ltd. (a)	417,957	662,762
Judo Capital Holdings Ltd. *	995,419	1,256,573
Jumbo Interactive Ltd.	93,889	665,004
Karoon Energy Ltd.	1,385,029	1,322,065
Kelsian Group Ltd.	385,054	742,282
Kogan.com Ltd.	145,265	457,988
Leo Lithium Ltd. (b)	1,797,999	247,483
Life360, Inc. *	330,741	4,792,141
Lifestyle Communities Ltd. (a)	202,347	1,006,636
Lovisa Holdings Ltd.	100,313	1,814,624
Macquarie Technology Group Ltd. *	28,255	1,212,707
Mayne Pharma Group Ltd. *	147,199	660,888
McMillan Shakespeare Ltd.	109,543	1,092,634
Megaport Ltd. *	278,944	1,928,890
Mesoblast Ltd. *(a)	1,994,242	3,125,101
Monadelphous Group Ltd.	177,043	1,774,718
Myer Holdings Ltd.	2,621,626	1,230,845
MyState Ltd.	284,022	724,138
Nanosonics Ltd. *	428,630	1,252,755
National Storage REIT	2,529,629	3,397,787
Navigator Global Investments Ltd.	430,272	532,454
Netwealth Group Ltd.	156,985	2,934,491
Neuren Pharmaceuticals Ltd. *	207,108	1,703,893
nib holdings Ltd.	905,413	3,761,047
Nick Scali Ltd.	143,982	1,501,505
Nickel Industries Ltd.	3,002,108	1,344,140
Nine Entertainment Co. Holdings Ltd.	2,506,684	2,540,814
NRW Holdings Ltd. (b)	805,008	1,644,452
Nuix Ltd. *	421,735	965,102
OFX Group Ltd. *	464,377	346,527
Omni Bridgeway Ltd. *	479,819	396,839
oOh!media Ltd.	785,162	732,379
Opthea Ltd. *	2,315,329	1,382,196
Paladin Energy Ltd. *	683,497	2,924,224
Perenti Ltd.	1,714,968	1,365,060
Perseus Mining Ltd.	2,546,739	4,640,210
PEXA Group Ltd. *	248,158	1,899,643
Pinnacle Investment Management Group Ltd.	176,666	2,505,901
Platinum Asset Management Ltd. (a)	985,918	352,528
PolyNovo Ltd. *	1,163,086	1,034,269
See financial notes
28
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PPK Mining Equipment Group Pty. Ltd. *(b)	78,953	1,380
Praemium Ltd.	973,358	432,777
Premier Investments Ltd.	149,811	2,114,731
PWR Holdings Ltd.	114,295	544,429
Ramelius Resources Ltd.	2,127,803	3,479,948
Regis Healthcare Ltd.	258,439	1,060,688
Regis Resources Ltd. *	1,317,552	2,621,823
Reliance Worldwide Corp. Ltd.	1,435,337	4,382,490
Resolute Mining Ltd. *	4,005,688	909,192
Ridley Corp. Ltd.	471,807	771,624
Rural Funds Trust	690,058	761,675
Sandfire Resources Ltd. *	834,176	5,493,375
Sayona Mining Ltd. *(a)	14,765,085	174,452
Select Harvests Ltd. *	263,147	746,189
Service Stream Ltd.	1,058,721	1,162,015
SG Fleet Group Ltd.	208,932	449,538
Sigma Healthcare Ltd.	2,998,467	5,481,914
Silex Systems Ltd. *	363,683	929,502
SiteMinder Ltd. *	404,884	1,248,814
SmartGroup Corp. Ltd.	158,948	829,283
Spartan Resources Ltd. *	1,800,878	1,467,037
St Barbara Ltd. *	1,442,326	192,836
Stanmore Resources Ltd.	598,715	856,315
Strike Energy Ltd. *	5,553,610	638,900
Super Retail Group Ltd.	300,359	2,667,193
Superloop Ltd. *	982,491	1,338,007
Technology One Ltd.	519,063	9,512,307
Telix Pharmaceuticals Ltd. *	530,930	9,396,319
Temple & Webster Group Ltd. *	208,289	2,231,707
Tuas Ltd. *	340,488	1,331,797
Tyro Payments Ltd. *	629,816	344,653
Vault Minerals Ltd. *	11,921,903	3,002,522
Ventia Services Group Pty. Ltd.	1,472,809	3,855,797
Virgin Australia Holdings Pty. Ltd. *(b)	424,000	0
Viva Energy Group Ltd.	2,053,685	2,202,970
Vulcan Energy Resources Ltd. *	289,047	666,850
Vulcan Steel Ltd.	175,418	796,311
Waypoint REIT Ltd.	1,288,745	1,931,388
WEB Travel Group Ltd. *	722,299	2,236,825
Webjet Group Ltd. *	696,375	305,294
Weebit Nano Ltd. *(a)	333,820	438,006
West African Resources Ltd. *	2,106,669	2,272,905
Westgold Resources Ltd.	1,613,520	2,518,452
Wildcat Resources Ltd. *	1,851,022	218,701
Zip Co. Ltd. *	2,290,878	3,504,473
		275,680,496

Austria 1.0%
AT&S Austria Technologie & Systemtechnik AG *(a)	50,117	669,243
BAWAG Group AG *	141,753	14,314,792
CA Immobilien Anlagen AG	62,211	1,508,792
DO & Co. AG *	14,140	3,191,117
EVN AG *	69,337	1,687,386
Immofinanz AG *(a)	58,392	992,291
Lenzing AG *(a)	35,072	948,347
Oesterreichische Post AG (a)	61,181	2,048,830
Palfinger AG	25,728	643,509
Porr AG	30,927	747,815
Schoeller-Bleckmann Oilfield Equipment AG	20,665	731,789
Strabag SE	24,841	1,451,907
UNIQA Insurance Group AG	208,208	1,903,355
Vienna Insurance Group AG Wiener Versicherung Gruppe	70,726	2,659,016
SECURITY	NUMBER OF SHARES	VALUE ($)
Wienerberger AG	206,127	6,782,736
		40,280,925

Belgium 1.5%
Aedifica SA	89,318	5,763,872
Azelis Group NV	278,572	5,290,196
Barco NV	131,104	1,535,281
Bekaert SA	64,799	2,333,076
bpost SA	180,675	285,987
Cofinimmo SA	71,500	4,387,242
Colruyt Group NV	75,834	2,932,290
Deme Group NV	13,326	1,857,112
Fagron	121,500	2,345,243
Gimv NV (a)	49,913	1,944,012
KBC Ancora	71,145	4,121,289
Kinepolis Group NV	25,731	911,187
Melexis NV	40,350	2,389,851
Montea NV	38,106	2,540,300
Ontex Group NV *	119,499	1,034,001
Proximus SADP	280,000	1,750,113
Retail Estates NV	23,222	1,441,808
Shurgard Self Storage Ltd.	57,274	2,081,796
Solvay SA	131,184	4,296,226
Tessenderlo Group SA	31,423	702,619
Umicore SA	379,212	3,454,775
Vastned NV	20,363	599,324
VGP NV	24,961	2,094,928
Xior Student Housing NV	67,741	1,993,754
		58,086,282

Canada 21.4%
Air Canada *	323,633	3,763,044
Alamos Gold, Inc., Class A	764,140	17,536,683
Algonquin Power & Utilities Corp.	1,420,725	6,814,904
Allied Properties Real Estate Investment Trust	235,390	2,763,142
AltaGas Ltd.	546,860	13,457,490
ARC Resources Ltd.	1,111,895	20,623,952
Aritzia, Inc. *	168,243	7,782,940
Atco Ltd., Class I	142,300	4,650,643
AtkinsRealis Group, Inc.	325,573	16,448,720
ATS Corp. *	158,160	4,617,826
B2Gold Corp.	2,406,208	6,464,215
Bausch Health Cos., Inc. *	566,231	4,225,458
Baytex Energy Corp.	1,274,075	2,900,952
BlackBerry Ltd. *	1,100,772	5,211,388
Boardwalk Real Estate Investment Trust	76,078	3,368,863
Bombardier, Inc., Class B *	159,887	9,284,334
Boralex, Inc., Class A	166,947	3,438,491
Boyd Group Services, Inc.	40,458	6,802,213
Brookfield Infrastructure Corp., Class A	221,791	8,922,140
Brookfield Renewable Corp.	250,402	7,008,579
BRP, Inc.	57,717	2,298,583
CAE, Inc. *	591,199	14,409,078
Canadian Apartment Properties REIT	311,446	8,719,321
Canadian Tire Corp. Ltd., Class A	95,283	9,440,660
Canfor Corp. *	99,689	1,060,867
Capital Power Corp.	255,836	9,011,224
Capstone Copper Corp. *	904,788	5,018,400
Cargojet, Inc.	12,767	868,534
Celestica, Inc. *	213,289	22,873,915
Centerra Gold, Inc.	396,877	2,283,927
Chartwell Retirement Residences	494,563	5,767,699
Choice Properties Real Estate Investment Trust	512,117	4,870,364
CI Financial Corp.	237,040	5,163,524
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
29

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cogeco Communications, Inc.	18,604	849,387
Colliers International Group, Inc.	80,522	10,396,787
Cronos Group, Inc. *	368,345	754,308
Definity Financial Corp.	148,874	6,442,543
Descartes Systems Group, Inc. *	158,505	17,743,581
Dream Industrial Real Estate Investment Trust	499,180	4,040,428
Eldorado Gold Corp. *	381,822	5,277,204
Element Fleet Management Corp.	720,745	14,479,442
Emera, Inc.	543,625	21,834,815
Enghouse Systems Ltd.	90,709	1,600,654
Equinox Gold Corp. *	665,768	4,284,245
Finning International, Inc.	261,346	7,746,676
First Capital Real Estate Investment Trust	388,421	4,457,047
First Majestic Silver Corp.	769,337	4,138,948
First National Financial Corp.	33,405	942,172
First Quantum Minerals Ltd. *	1,274,143	15,876,483
FirstService Corp.	74,537	13,197,325
GFL Environmental, Inc.	419,840	19,040,052
Gibson Energy, Inc.	301,502	4,499,874
Gildan Activewear, Inc.	291,938	15,837,669
Granite Real Estate Investment Trust	116,697	5,391,935
H&R Real Estate Investment Trust	473,927	3,316,222
Hudbay Minerals, Inc.	725,847	5,174,724
iA Financial Corp., Inc.	176,247	16,603,714
IAMGOLD Corp. *	1,016,543	5,624,135
IGM Financial, Inc.	156,129	4,941,114
Innergex Renewable Energy, Inc.	297,510	2,808,744
Ivanhoe Mines Ltd., Class A *	1,227,706	11,701,366
Keyera Corp.	430,192	12,670,887
Kinaxis, Inc. *	52,094	5,702,477
Kinross Gold Corp.	2,274,546	24,473,613
Lightspeed Commerce, Inc. *	254,915	3,231,230
Linamar Corp.	75,954	2,754,390
Lundin Gold, Inc.	181,578	5,024,261
Lundin Mining Corp.	1,278,212	10,283,903
Maple Leaf Foods, Inc.	140,561	2,484,248
MEG Energy Corp.	492,849	7,704,668
Methanex Corp.	99,824	4,411,368
NexGen Energy Ltd. *	991,244	5,250,211
North West Co., Inc.	86,451	2,794,782
Northland Power, Inc.	473,845	6,535,907
Novagold Resources, Inc. *	444,345	1,344,864
OceanaGold Corp.	1,321,861	3,560,321
Onex Corp.	114,570	8,499,598
Open Text Corp.	481,913	12,498,191
Osisko Gold Royalties Ltd.	344,677	6,335,807
Pan American Silver Corp.	676,230	16,171,687
Paramount Resources Ltd., Class A	149,402	1,712,281
Parex Resources, Inc.	188,425	1,844,290
Parkland Corp.	259,774	6,423,345
PrairieSky Royalty Ltd.	439,429	8,114,131
Premium Brands Holdings Corp.	68,621	3,702,214
Primaris Real Estate Investment Trust	178,195	1,953,212
Quebecor, Inc., Class B	98,675	2,263,864
RB Global, Inc.	340,153	34,942,099
RioCan Real Estate Investment Trust	556,044	7,484,428
Russel Metals, Inc.	106,263	3,026,602
Saputo, Inc.	457,631	8,097,611
SmartCentres Real Estate Investment Trust	242,656	4,293,708
SSR Mining, Inc. *	376,264	3,769,039
Stantec, Inc.	211,605	18,105,885
Stella-Jones, Inc.	105,456	5,064,348
Superior Plus Corp.	441,957	2,098,494
TFI International, Inc.	148,137	13,491,774
TMX Group Ltd.	509,924	18,198,044
SECURITY	NUMBER OF SHARES	VALUE ($)
Topaz Energy Corp.	175,349	3,010,226
Torex Gold Resources, Inc. *	160,361	3,516,576
Toromont Industries Ltd.	154,081	12,992,412
TransAlta Corp.	493,567	5,132,507
Transcontinental, Inc., Class A	133,398	1,606,647
Veren, Inc.	1,143,739	6,272,284
Vermilion Energy, Inc.	287,990	2,456,976
West Fraser Timber Co. Ltd.	136,482	10,891,653
Westshore Terminals Investment Corp.	63,961	1,088,698
Whitecap Resources, Inc.	1,087,093	7,418,086
Winpak Ltd.	56,293	1,588,107
WSP Global, Inc.	232,033	41,563,150
		860,728,771

Denmark 2.2%
ALK-Abello AS *	244,522	5,220,589
Alm Brand AS	1,535,113	3,461,599
Ambu AS, Class B	339,237	6,220,930
Bavarian Nordic AS *	131,166	3,075,704
Chemometec AS	31,054	2,516,054
D/S Norden AS	38,377	1,010,949
Dfds AS	57,467	823,029
FLSmidth & Co. AS	105,733	5,544,019
GN Store Nord AS *	243,312	4,326,135
ISS AS	274,156	6,178,250
Jyske Bank AS	81,578	6,598,229
Netcompany Group AS *	78,557	3,231,716
NKT AS *	100,199	6,846,771
NTG Nordic Transport Group AS, Class A *	29,838	1,038,165
Ringkjoebing Landbobank AS	48,810	8,208,852
Royal Unibrew AS	93,237	7,131,670
Scandinavian Tobacco Group AS, A Shares	80,568	1,220,165
Schouw & Co. AS	22,854	1,858,049
Spar Nord Bank AS	131,417	3,839,387
Svitzer Group AS *	24,554	724,030
Sydbank AS	96,480	5,957,599
TORM PLC, Class A	95,582	1,704,798
		86,736,689

Finland 1.4%
Cargotec OYJ, B Shares	70,243	3,379,055
Citycon OYJ	160,932	518,845
Finnair OYJ *	160,152	587,784
F-Secure OYJ	199,116	342,097
Huhtamaki OYJ	173,989	6,463,486
Kalmar OYJ, B Shares *	90,041	3,212,412
Kemira OYJ	214,204	4,731,683
Kojamo OYJ *	290,966	2,796,068
Konecranes OYJ	132,002	9,403,827
Mandatum OYJ	879,690	4,995,234
Metsa Board OYJ, B Shares	255,692	1,046,660
Nokian Renkaat OYJ	233,694	1,523,873
Outokumpu OYJ (a)	656,111	2,438,740
QT Group OYJ *	36,478	3,165,854
Revenio Group OYJ	39,913	1,067,625
Sanoma OYJ	139,074	1,226,522
Terveystalo OYJ	158,571	1,883,317
TietoEVRY OYJ (a)	194,603	3,659,161
Tokmanni Group Corp.	88,318	1,268,459
YIT OYJ *	360,567	858,727
		54,569,429

See financial notes
30
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
France 3.4%
Air France-KLM *(a)	216,383	1,981,688
Altarea SCA	9,264	1,007,776
Alten SA	54,612	4,981,054
Antin Infrastructure Partners SA	49,259	577,867
ARGAN SA	22,552	1,491,680
Beneteau SACA	68,444	723,207
Carmila SA	106,639	1,923,086
Coface SA	194,518	3,321,747
Derichebourg SA	178,258	1,005,732
Elior Group SA *	240,756	649,001
Elis SA	326,084	6,650,291
Equasens	8,583	331,167
Eramet SA	18,080	980,587
Esso SA Francaise	3,975	475,410
Etablissements Maurel et Prom SA	98,379	601,096
Eutelsat Communications SACA *(a)	247,502	308,625
Exclusive Networks SA	41,282	814,015
Fnac Darty SA	19,611	610,844
Forvia SE	290,951	2,554,458
Gaztransport Et Technigaz SA	65,685	10,041,928
GL Events SACA	24,223	473,608
ICADE (a)	60,233	1,411,959
ID Logistics Group SACA *	5,122	2,197,339
Imerys SA	57,842	1,874,452
Interparfums SA	39,572	1,833,451
IPSOS SA	70,577	3,514,398
Lagardere SA	39,714	863,224
LISI SA	25,527	706,179
Manitou BF SA	25,424	600,210
Mercialys SA	171,834	1,912,170
Mersen SA	43,288	945,410
Metropole Television SA	120,895	1,621,928
Nexans SA	55,617	5,784,171
Nexity SA *	71,952	794,696
Opmobility	101,973	1,094,456
OVH Groupe SAS *	49,557	375,206
Peugeot Invest SA	9,509	729,835
Planisware SA *	31,890	908,406
Quadient SA	62,608	1,123,839
Rubis SCA	178,505	4,919,600
SES SA, Class A	661,537	2,888,219
Societe BIC SA	39,537	2,430,103
Sopra Steria Group	26,351	4,176,530
SPIE SA	251,686	8,972,912
Technip Energies NV	255,118	7,943,766
Television Francaise 1 SA	169,414	1,413,930
Trigano SA	14,741	2,051,241
Ubisoft Entertainment SA *	171,892	2,182,754
Valeo SE	428,263	4,462,845
Vallourec SACA *	314,283	6,115,447
Valneva SE *(a)	233,924	803,314
Verallia SA	130,767	3,647,460
Vetoquinol SA	7,147	538,884
Vicat SACA	28,569	1,357,828
Virbac SACA	7,853	2,486,889
Viridien *	13,278	929,769
Voltalia SA *(a)	70,734	607,634
VusionGroup (a)	14,627	3,127,605
Wavestone (a)	16,539	837,668
Worldline SA *	460,112	2,966,804
X-Fab Silicon Foundries SE *(a)	99,005	470,551
		135,127,949

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 4.0%
1&1 AG	71,135	964,705
About You Holding SE *	43,200	299,221
About You Holding SE - Tendered Line *	54,435	355,526
Adesso SE	6,754	587,220
Adtran Networks SE	33,664	703,713
AIXTRON SE	208,570	2,638,745
Aroundtown SA *	1,262,373	3,628,769
Atoss Software SE	16,653	2,026,338
Aurubis AG *(a)	56,748	4,925,048
Auto1 Group SE *	230,475	5,560,903
Befesa SA	75,241	1,770,030
Bilfinger SE	48,255	2,795,317
CANCOM SE	49,262	1,287,985
Ceconomy AG *	332,211	1,071,740
CompuGroup Medical SE & Co. KGaA	30,349	703,854
Dermapharm Holding SE	32,212	1,293,119
Deutsche Beteiligungs AG *(a)	26,257	670,394
Deutsche EuroShop AG	34,667	650,409
Deutsche Pfandbriefbank AG *	246,830	1,414,435
Deutz AG	255,092	1,383,518
Douglas AG *	63,249	1,078,775
Duerr AG	89,559	2,349,026
Eckert & Ziegler SE	26,706	1,605,352
Elmos Semiconductor SE	14,032	989,425
Energiekontor AG	12,377	554,787
Evotec SE *	306,609	2,609,980
flatexDEGIRO AG	164,224	3,238,236
Freenet AG	221,803	7,243,202
Gerresheimer AG	64,752	5,434,508
GFT Technologies SE	31,868	662,855
Grand City Properties SA *	116,245	1,322,590
Grenke AG	49,451	890,751
HelloFresh SE *	297,292	3,671,558
Hensoldt AG	106,670	5,807,544
Hornbach Holding AG & Co. KGaA	18,585	1,536,609
HUGO BOSS AG	88,357	4,062,515
Hypoport SE *	8,155	1,683,519
Indus Holding AG	44,029	1,082,938
IONOS Group SE *	52,090	1,294,750
Jenoptik AG	96,497	2,239,967
K&S AG (a)	332,274	4,577,010
Kloeckner & Co. SE	106,547	732,447
Kontron AG (a)	77,201	1,681,253
Krones AG	24,447	3,330,661
KWS Saat SE & Co. KGaA	18,449	1,074,470
Lanxess AG	160,689	4,791,234
METRO AG *	238,044	1,329,429
Nagarro SE *(a)	15,426	1,323,551
Nordex SE *	231,944	3,147,946
Norma Group SE	59,479	950,142
Patrizia SE	79,345	627,143
Pfeiffer Vacuum Technology AG	6,482	1,047,595
PNE AG (a)	78,725	1,079,100
ProSiebenSat.1 Media SE (a)	255,227	1,556,783
Redcare Pharmacy NV *	29,877	3,632,328
RENK Group AG	103,044	3,201,043
Salzgitter AG	44,099	897,539
Schaeffler AG *	390,662	1,957,296
Schott Pharma AG & Co. KGaA	65,597	1,667,319
Secunet Security Networks AG	3,032	416,233
SGL Carbon SE *(a)	94,870	404,526
Siltronic AG	30,977	1,465,832
Sixt SE	24,101	2,143,062
SMA Solar Technology AG	27,911	419,156
Stabilus SE	45,277	1,363,201
STRATEC SE (a)	13,505	386,243
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
31

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stroeer SE & Co. KGaA	58,271	3,220,989
Suedzucker AG	109,368	1,234,109
TAG Immobilien AG *	280,901	4,124,977
Takkt AG	45,210	373,326
TeamViewer SE *	242,994	3,011,086
thyssenkrupp AG	922,385	7,294,372
Thyssenkrupp Nucera AG & Co. KGaA *(a)	61,672	539,729
TUI AG *	835,921	6,085,508
United Internet AG	150,415	2,745,376
Verbio SE (a)	37,361	343,288
Vossloh AG	16,073	810,723
Wacker Neuson SE	50,075	898,867
Wuestenrot & Wuerttembergische AG	59,032	778,467
		160,753,235

Hong Kong 0.8%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	492,343	506,493
Cafe de Coral Holdings Ltd.	592,110	548,215
CARsgen Therapeutics Holdings Ltd. *(a)	680,176	1,395,950
CGN Mining Co. Ltd. (a)	4,610,668	830,057
China Animal Healthcare Ltd. *(b)	192,752	0
China Travel International Investment Hong Kong Ltd.	4,822,406	620,125
Chow Sang Sang Holdings International Ltd.	460,324	388,314
CITIC Telecom International Holdings Ltd.	2,634,623	806,327
Cowell e Holdings, Inc. *(a)	422,414	1,624,147
Dah Sing Financial Holdings Ltd.	328,383	1,275,274
Everest Medicines Ltd. *(a)	200,590	1,207,177
Far East Consortium International Ltd.	2,264,088	238,739
Fortune Real Estate Investment Trust	2,700,276	1,454,916
Giordano International Ltd.	2,102,476	397,433
Guotai Junan International Holdings Ltd.	4,432,968	632,752
HKBN Ltd. (a)	1,445,046	938,402
IGG, Inc.	1,344,423	693,260
Jinchuan Group International Resources Co. Ltd.	9,275,953	620,266
K Wah International Holdings Ltd.	2,601,252	608,793
Luk Fook Holdings International Ltd.	631,252	1,219,238
MH Development NPV *(b)	459,925	0
Mongolian Mining Corp. *(a)	1,091,439	764,913
Pacific Basin Shipping Ltd.	9,565,013	1,931,083
Prosperity REIT	2,139,781	349,453
Realord Group Holdings Ltd. *(a)	736,886	663,306
SmarTone Telecommunications Holdings Ltd.	648,127	356,714
Stella International Holdings Ltd.	1,105,000	2,452,556
SUNeVision Holdings Ltd. (a)	1,119,946	1,264,467
Sunlight Real Estate Investment Trust	2,004,061	476,759
Superb Summit International Group Ltd. *(b)	1,120,000	0
Theme International Holdings Ltd. (a)	9,453,888	449,809
Truly International Holdings Ltd.	3,066,799	465,354
United Laboratories International Holdings Ltd.	1,804,173	3,048,522
Value Partners Group Ltd. *	2,659,902	560,951
Vitasoy International Holdings Ltd.	1,504,249	1,812,488
Vobile Group Ltd. *	3,681,371	1,931,459
VSTECS Holdings Ltd.	1,122,697	850,342
		33,384,054

SECURITY	NUMBER OF SHARES	VALUE ($)
Ireland 0.0%
Dalata Hotel Group PLC	356,263	1,796,991

Israel 1.7%
AFI Properties Ltd. *	8,260	397,324
Alony Hetz Properties & Investments Ltd.	299,547	2,875,977
Ashtrom Group Ltd. *	71,440	1,177,448
AudioCodes Ltd.	46,041	507,807
Bet Shemesh Engines Holdings 1997 Ltd. *	16,957	2,134,616
Cellcom Israel Ltd. *	194,248	1,333,834
Clal Insurance Enterprises Holdings Ltd.	122,243	3,383,419
Danel Adir Yeoshua Ltd.	8,844	1,027,546
Delek Automotive Systems Ltd. *	86,737	776,850
Delta Galil Ltd.	20,812	1,168,833
Elco Ltd.	17,885	810,119
Electra Ltd.	3,666	1,960,063
Equital Ltd. *	45,987	1,942,455
FIBI Holdings Ltd.	31,855	1,826,204
Formula Systems 1985 Ltd.	18,003	1,685,960
Fox Wizel Ltd.	14,588	1,323,584
G City Ltd.	180,938	625,996
Hilan Ltd.	29,024	1,846,186
IDI Insurance Co. Ltd.	14,773	692,558
Isracard Ltd.	358,128	1,734,635
Israel Canada TR Ltd.	271,248	1,083,168
Kamada Ltd. *	58,368	410,200
Kenon Holdings Ltd.	40,325	1,294,282
Matrix IT Ltd.	59,186	1,501,299
Mega Or Holdings Ltd.	42,234	1,347,338
Menora Mivtachim Holdings Ltd.	39,507	1,875,143
Migdal Insurance & Financial Holdings Ltd.	785,960	1,622,788
Next Vision Stabilized Systems Ltd.	86,190	1,753,236
Oil Refineries Ltd.	4,451,495	1,308,772
One Software Technologies Ltd.	81,749	1,619,737
OPC Energy Ltd. *	219,266	1,996,734
OY Nofar Energy Ltd. *	39,925	945,272
Partner Communications Co. Ltd. *	251,739	1,881,808
Paz Retail & Energy Ltd.	20,166	3,005,945
Perion Network Ltd. *	89,033	749,663
Priortech Ltd. *	15,828	761,809
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	15,078	1,137,591
Reit 1 Ltd.	368,114	2,009,076
Sapiens International Corp. NV	56,444	1,554,090
Sella Capital Real Estate Ltd.	403,661	1,025,263
Shikun & Binui Ltd. *	593,146	1,949,929
Shufersal Ltd.	374,511	3,880,873
Summit Real Estate Holdings Ltd.	76,216	1,257,859
Tel Aviv Stock Exchange Ltd.	171,565	2,290,362
YH Dimri Construction & Development Ltd.	15,699	1,444,017
		68,937,668

Italy 2.6%
ACEA SpA	78,299	1,438,886
Anima Holding SpA	409,626	2,954,388
Ariston Holding NV	191,019	733,055
Arnoldo Mondadori Editore SpA	235,699	519,669
Azimut Holding SpA	202,325	5,479,287
Banca Generali SpA	101,065	5,260,638
Banca IFIS SpA (a)	44,683	1,010,265
Banca Monte dei Paschi di Siena SpA	1,837,088	13,324,332
See financial notes
32
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Banca Popolare di Sondrio SpA	665,320	7,528,232
BFF Bank SpA	330,877	2,771,824
Brembo NV	270,343	2,711,758
Carel Industries SpA	96,570	2,089,003
Cementir Holding NV	81,232	1,099,947
Credito Emiliano SpA	128,692	1,667,643
Danieli & C Officine Meccaniche SpA	18,436	575,203
De' Longhi SpA	129,352	4,530,840
El.En. SpA	40,636	493,614
Enav SpA	464,396	1,625,684
ERG SpA	101,353	1,925,789
Fincantieri SpA *	154,847	1,521,193
GVS SpA *	133,849	687,663
Intercos SpA	95,168	1,417,319
Iren SpA	1,184,497	2,596,798
Italmobiliare SpA	25,843	732,391
Iveco Group NV	370,010	5,816,412
Juventus Football Club SpA *(a)	253,615	793,389
Lottomatica Group SpA	270,767	4,666,076
Maire SpA	289,293	2,810,078
MARR SpA	54,268	603,895
MFE-MediaForEurope NV, Class A	376,578	1,272,051
MFE-MediaForEurope NV, Class B	189,274	876,748
Moltiply Group SpA	29,609	1,057,752
Piaggio & C SpA	313,253	696,525
RAI Way SpA	163,720	955,208
Saipem SpA *	2,427,130	5,558,324
Salvatore Ferragamo SpA	120,630	1,016,188
Sanlorenzo SpA	28,637	966,442
Sesa SpA	13,554	1,019,153
SOL SpA	68,270	2,609,281
Tamburi Investment Partners SpA	147,455	1,268,232
Technogym SpA	255,464	3,058,008
Technoprobe SpA *	302,854	1,807,918
Tinexta SpA	36,468	294,691
Webuild SpA	893,496	2,960,547
Zignago Vetro SpA	60,950	616,765
		105,419,104

Japan 18.2%
77 Bank Ltd.	130,489	3,869,772
A&D HOLON Holdings Co. Ltd.	49,560	651,175
Adastria Co. Ltd.	48,522	934,088
ADEKA Corp.	182,926	3,361,240
Aeon Delight Co. Ltd.	32,200	1,001,075
Aeon Hokkaido Corp. (a)	97,309	539,189
Ai Holdings Corp.	70,287	902,054
Aichi Corp.	46,100	458,874
Aichi Financial Group, Inc.	86,724	1,565,342
Aichi Steel Corp.	20,930	986,118
Aida Engineering Ltd.	101,909	566,030
Aiful Corp.	537,900	1,231,464
Ain Holdings, Inc.	50,118	1,487,294
Aiphone Co. Ltd.	22,162	385,752
Aisan Industry Co. Ltd.	54,927	719,870
Aizawa Securities Group Co. Ltd.	40,431	449,666
Akatsuki, Inc.	17,935	371,923
Akita Bank Ltd.	28,709	454,939
Alconix Corp.	48,999	487,730
Alpen Co. Ltd.	27,852	416,038
Altech Corp.	33,850	559,543
Anest Iwata Corp.	59,397	480,868
Anicom Holdings, Inc.	149,757	526,701
Anritsu Corp.	247,836	2,175,832
Anycolor, Inc. (a)	58,180	1,094,917
AOKI Holdings, Inc.	68,617	562,341
Aoyama Trading Co. Ltd.	82,137	1,156,606
SECURITY	NUMBER OF SHARES	VALUE ($)
Appier Group, Inc.	148,870	1,466,028
Arata Corp.	58,309	1,218,842
ARCLANDS Corp.	109,118	1,173,039
Arcs Co. Ltd.	88,669	1,641,049
ARE Holdings, Inc.	132,830	1,631,563
Argo Graphics, Inc.	26,763	893,314
Ariake Japan Co. Ltd.	32,859	1,245,064
Arisawa Manufacturing Co. Ltd.	49,530	460,805
Artience Co. Ltd.	62,322	1,251,031
Asahi Diamond Industrial Co. Ltd.	89,468	488,617
Asahi Yukizai Corp.	21,329	546,335
Asanuma Corp.	112,361	507,021
ASKA Pharmaceutical Holdings Co. Ltd.	38,623	520,287
Atom Corp. *(a)	213,732	931,829
Autobacs Seven Co. Ltd.	106,651	1,038,944
Avant Group Corp.	38,805	476,388
Avex, Inc.	61,846	510,544
Awa Bank Ltd.	63,227	1,210,458
Axial Retailing, Inc.	101,294	656,719
AZ-COM MARUWA Holdings, Inc.	101,772	808,395
Bando Chemical Industries Ltd.	45,384	516,798
Bank of Iwate Ltd.	28,998	574,976
Bank of Nagoya Ltd.	25,310	1,204,238
Bank of Saga Ltd.	22,710	333,955
Bank of the Ryukyus Ltd.	73,088	545,147
Base Co. Ltd.	18,520	400,031
Belc Co. Ltd.	17,238	756,118
Bell System24 Holdings, Inc.	59,402	502,983
Belluna Co. Ltd.	88,209	537,349
BML, Inc.	33,801	620,864
Broadleaf Co. Ltd.	155,802	653,418
BRONCO BILLY Co. Ltd.	16,500	383,224
Bunka Shutter Co. Ltd.	104,127	1,278,310
C Uyemura & Co. Ltd.	19,938	1,353,500
Canon Electronics, Inc.	33,321	549,914
Carta Holdings, Inc.	36,613	343,547
Cawachi Ltd.	22,324	395,090
Central Automotive Products Ltd.	23,975	777,185
Central Glass Co. Ltd.	41,330	894,096
Change Holdings, Inc.	73,467	605,501
Chiyoda Co. Ltd.	40,015	288,638
Chiyoda Corp. *	283,062	591,689
Chiyoda Integre Co. Ltd.	16,872	340,362
Chofu Seisakusho Co. Ltd.	31,958	395,512
Chori Co. Ltd.	18,148	372,727
Chubu Shiryo Co. Ltd.	48,981	418,644
Chubu Steel Plate Co. Ltd.	29,165	420,942
Chudenko Corp.	43,740	908,499
Chugoku Marine Paints Ltd.	80,120	1,114,380
Citizen Watch Co. Ltd.	377,009	2,231,607
CKD Corp.	108,948	1,599,210
CMK Corp.	107,212	326,556
Colowide Co. Ltd. (a)	190,547	2,142,618
Comforia Residential REIT, Inc.	1,314	2,342,956
Computer Engineering & Consulting Ltd.	46,100	566,556
Comture Corp.	41,675	501,942
Cosel Co. Ltd.	59,488	403,837
CRE Logistics REIT, Inc.	1,129	1,037,636
Create Restaurants Holdings, Inc.	186,872	1,545,124
Create SD Holdings Co. Ltd.	47,308	881,207
CTI Engineering Co. Ltd.	39,427	611,963
Curves Holdings Co. Ltd.	113,256	487,009
Cybozu, Inc.	45,034	869,929
Dai Nippon Toryo Co. Ltd.	45,382	366,200
Dai-Dan Co. Ltd.	48,435	1,142,615
Daiei Kankyo Co. Ltd.	62,504	1,117,809
Daihen Corp.	36,324	1,660,787
Daiho Corp.	14,606	353,289
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
33

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Daiichi Jitsugyo Co. Ltd.	49,365	785,870
Daiichikosho Co. Ltd.	142,814	1,512,059
Daiki Aluminium Industry Co. Ltd.	50,134	335,347
Daikoku Denki Co. Ltd.	15,966	281,719
Daikokutenbussan Co. Ltd.	9,449	406,314
Daikyonishikawa Corp.	107,696	440,946
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	22,913	465,269
Daio Paper Corp.	161,723	890,740
Daiseki Co. Ltd.	74,852	1,812,998
Daishi Hokuetsu Financial Group, Inc.	150,707	2,728,217
Daito Pharmaceutical Co. Ltd.	25,444	341,910
Daiwa Industries Ltd.	48,305	523,776
Daiwabo Holdings Co. Ltd.	156,875	2,689,970
DCM Holdings Co. Ltd. (a)	218,158	1,980,425
DeNA Co. Ltd.	157,834	4,173,785
Denyo Co. Ltd.	25,499	442,144
Digital Arts, Inc.	16,073	653,821
Digital Garage, Inc.	55,484	1,623,706
Dip Corp.	59,507	843,077
DKS Co. Ltd.	12,617	234,766
Doshisha Co. Ltd.	39,342	544,593
Doutor Nichires Holdings Co. Ltd.	46,395	735,818
DTS Corp.	68,443	1,909,837
Duskin Co. Ltd.	75,623	1,877,339
DyDo Group Holdings, Inc.	33,185	654,693
Eagle Industry Co. Ltd.	49,661	678,207
Earth Corp.	27,105	889,440
EDION Corp.	137,724	1,620,390
eGuarantee, Inc.	56,685	655,642
Ehime Bank Ltd.	61,045	458,967
Eiken Chemical Co. Ltd.	57,715	836,838
Eizo Corp.	69,888	1,000,818
Elecom Co. Ltd.	78,178	855,992
EM Systems Co. Ltd.	62,495	318,084
en Japan, Inc.	49,516	554,650
Enplas Corp.	12,320	396,101
eRex Co. Ltd. *(a)	101,870	527,957
ES-Con Japan Ltd. *	70,761	481,303
ESCON Japan REIT Investment Corp.	612	467,442
ESPEC Corp.	34,313	523,934
euglena Co. Ltd. *	193,805	626,318
Exedy Corp.	45,465	1,434,594
FCC Co. Ltd.	63,286	1,318,677
Ferrotec Holdings Corp.	84,969	1,316,584
FIDEA Holdings Co. Ltd.	33,779	340,491
Financial Partners Group Co. Ltd.	105,170	1,700,084
First Bank of Toyama Ltd.	102,218	666,101
Fixstars Corp.	37,791	432,091
FP Partner, Inc. (a)	16,244	264,311
France Bed Holdings Co. Ltd.	58,010	496,970
Fudo Tetra Corp.	25,170	370,297
Fuji Co. Ltd. (a)	58,864	808,577
Fuji Corp.	155,756	2,269,751
Fuji Kyuko Co. Ltd.	66,875	1,008,262
Fuji Seal International, Inc.	74,138	1,329,805
Fujibo Holdings, Inc.	16,380	542,395
Fujicco Co. Ltd.	39,569	422,749
Fujimi, Inc.	106,042	1,415,113
Fujio Food Group, Inc.	48,484	374,501
Fujita Kanko, Inc.	14,521	912,531
Fujitec Co. Ltd.	137,772	5,282,502
Fujiya Co. Ltd.	20,422	302,613
Fukuda Corp.	11,652	392,794
Fukuda Denshi Co. Ltd.	21,084	929,014
Fukui Bank Ltd.	35,276	434,937
Fukuoka REIT Corp. (a)	1,786	1,706,653
Fukushima Galilei Co. Ltd.	41,671	744,683
SECURITY	NUMBER OF SHARES	VALUE ($)
Fukuyama Transporting Co. Ltd.	54,253	1,249,264
FULLCAST Holdings Co. Ltd.	35,934	381,528
Funai Soken Holdings, Inc.	71,169	1,128,730
Furukawa Co. Ltd.	57,160	787,825
Furukawa Electric Co. Ltd.	114,033	4,705,247
Furuno Electric Co. Ltd.	44,918	665,893
Furuya Metal Co. Ltd.	30,903	565,583
Fuso Chemical Co. Ltd.	35,723	800,061
Futaba Industrial Co. Ltd.	107,456	534,802
Future Corp.	68,357	799,717
G-7 Holdings, Inc.	28,921	250,068
Gakken Holdings Co. Ltd.	52,899	347,523
Gamecard-Joyco Holdings, Inc. (a)	22,281	353,965
Genki Global Dining Concepts Corp.	20,309	442,716
Genky DrugStores Co. Ltd.	30,419	578,727
Geo Holdings Corp.	43,741	491,123
giftee, Inc.	45,208	425,995
Giken Ltd.	26,902	258,318
Global One Real Estate Investment Corp.	1,769	1,251,371
GLOBERIDE, Inc.	36,147	453,831
Glory Ltd.	86,871	1,498,531
GMO Financial Holdings, Inc.	63,744	306,675
Godo Steel Ltd.	16,900	445,785
Goldcrest Co. Ltd.	28,237	581,810
GREE Holdings, Inc.	128,082	467,468
gremz, Inc.	28,646	416,113
G-Tekt Corp.	39,310	425,981
GungHo Online Entertainment, Inc.	82,503	1,680,226
Gunze Ltd.	28,395	959,093
H.U. Group Holdings, Inc.	96,557	1,681,954
H2O Retailing Corp.	173,184	2,603,592
Hakuto Co. Ltd. (a)	19,364	571,816
Halows Co. Ltd.	15,637	411,432
Hamakyorex Co. Ltd.	115,586	974,882
Hankyu Hanshin REIT, Inc.	1,477	1,407,460
Hanwa Co. Ltd.	66,360	2,168,771
Happinet Corp.	26,010	821,577
Hazama Ando Corp.	283,378	2,538,640
Health Care & Medical Investment Corp.	654	469,142
Heiwa Real Estate Co. Ltd.	50,109	1,542,890
Heiwa Real Estate REIT, Inc.	1,963	1,646,526
Heiwado Co. Ltd.	59,651	952,785
Hibiya Engineering Ltd.	29,910	650,023
Hiday Hidaka Corp.	50,229	889,286
HI-LEX Corp.	49,539	528,938
Hioki EE Corp.	16,841	796,817
Hirata Corp.	15,363	484,761
HIS Co. Ltd.	75,614	704,985
Hochiki Corp.	26,803	443,056
Hogy Medical Co. Ltd.	31,626	1,004,217
Hokkaido Electric Power Co., Inc.	320,923	1,559,520
Hokkaido Gas Co. Ltd.	103,359	353,915
Hokkoku Financial Holdings, Inc.	38,912	1,360,803
Hokuetsu Corp. (a)	254,485	2,176,789
Hokuetsu Industries Co. Ltd.	41,849	549,581
Hokuhoku Financial Group, Inc.	208,145	3,091,201
Hokuriku Electric Power Co.	318,947	1,762,627
Hokuto Corp.	36,866	464,571
Honeys Holdings Co. Ltd.	28,415	307,164
Hoosiers Holdings Co. Ltd.	46,269	325,153
Hoshino Resorts REIT, Inc.	1,104	1,486,457
Hosiden Corp.	94,287	1,272,010
Hosokawa Micron Corp.	23,965	627,373
Hulic Reit, Inc.	2,365	2,346,246
Hyakugo Bank Ltd.	394,243	1,836,548
Hyakujushi Bank Ltd.	47,644	1,040,172
Ichibanya Co. Ltd. (a)	149,217	952,565
Ichigo Office REIT Investment Corp.	1,912	1,042,944
See financial notes
34
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ichigo, Inc.	388,027	924,395
Ichikoh Industries Ltd.	107,468	290,965
Ichiyoshi Securities Co. Ltd.	63,518	316,968
Icom, Inc.	16,877	310,113
Idec Corp.	46,609	784,059
IDOM, Inc.	98,874	725,669
Iino Kaiun Kaisha Ltd.	151,606	1,037,233
I'll, Inc.	32,765	494,209
Imperial Hotel Ltd. (a)	66,038	394,839
Inaba Denki Sangyo Co. Ltd.	96,590	2,533,088
Inabata & Co. Ltd.	83,847	1,735,974
Ines Corp.	34,003	392,616
Infomart Corp.	379,170	943,553
Insource Co. Ltd.	75,345	432,986
Iriso Electronics Co. Ltd.	31,211	556,929
Ise Chemicals Corp. (a)	4,254	658,023
Ishihara Sangyo Kaisha Ltd.	62,724	706,761
Istyle, Inc. *	120,476	369,355
Itochu Enex Co. Ltd.	83,253	860,181
Itochu-Shokuhin Co. Ltd.	9,016	448,123
Itoki Corp.	74,344	809,079
Iwaki Co. Ltd.	27,344	437,301
J Trust Co. Ltd.	149,855	415,670
JAC Recruitment Co. Ltd.	100,295	515,801
Jaccs Co. Ltd.	45,399	1,171,918
JAFCO Group Co. Ltd.	93,207	1,421,964
Japan Aviation Electronics Industry Ltd.	58,624	1,035,971
Japan Elevator Service Holdings Co. Ltd.	111,395	2,024,692
Japan Excellent, Inc.	2,298	1,961,066
Japan Investment Adviser Co. Ltd.	61,384	721,398
Japan Lifeline Co. Ltd.	88,896	919,665
Japan Material Co. Ltd.	104,824	968,976
Japan Petroleum Exploration Co. Ltd.	258,556	1,950,816
Japan Pulp & Paper Co. Ltd.	145,367	575,892
Japan Securities Finance Co. Ltd.	146,886	1,735,983
Japan Transcity Corp.	88,179	533,656
Japan Wool Textile Co. Ltd.	98,892	870,830
JBCC Holdings, Inc.	24,069	709,955
JCR Pharmaceuticals Co. Ltd.	107,211	356,433
JCU Corp.	40,514	914,082
JDC Corp.	108,440	347,566
JINS Holdings, Inc.	26,419	1,148,309
JM Holdings Co. Ltd.	25,161	389,366
J-Oil Mills, Inc.	31,955	424,738
Joshin Denki Co. Ltd.	39,819	574,448
Joyful Honda Co. Ltd.	98,197	1,267,415
JP-Holdings, Inc.	106,889	446,154
JSB Co. Ltd.	21,112	449,013
JSP Corp.	20,231	277,632
Juroku Financial Group, Inc.	61,517	1,828,834
JVCKenwood Corp.	267,526	2,409,057
K&O Energy Group, Inc.	25,681	539,370
Kaga Electronics Co. Ltd.	62,073	1,094,037
Kaken Pharmaceutical Co. Ltd.	61,205	1,848,802
Kameda Seika Co. Ltd.	25,358	654,585
Kamei Corp.	39,633	505,226
Kanadevia Corp.	303,022	1,827,844
Kanagawa Chuo Kotsu Co. Ltd.	10,201	265,018
Kanamoto Co. Ltd.	54,893	1,091,340
Kanematsu Corp.	151,518	2,500,582
Kanto Denka Kogyo Co. Ltd.	81,867	479,158
Kappa Create Co. Ltd. (a)	42,879	412,585
Kasumigaseki Capital Co. Ltd. (a)	12,121	1,126,880
Katakura Industries Co. Ltd.	36,216	513,097
Katitas Co. Ltd.	91,353	1,231,821
Kato Sangyo Co. Ltd.	47,247	1,421,846
Kawada Technologies, Inc.	22,427	448,704
KeePer Technical Laboratory Co. Ltd. (a)	21,055	547,001
SECURITY	NUMBER OF SHARES	VALUE ($)
Keihanshin Building Co. Ltd.	61,457	578,702
Keiyo Bank Ltd.	184,162	1,006,998
Kenko Mayonnaise Co. Ltd.	28,833	366,021
Key Coffee, Inc. (a)	29,289	400,381
KH Neochem Co. Ltd.	64,867	1,071,396
Kisoji Co. Ltd. (a)	41,789	606,751
Kissei Pharmaceutical Co. Ltd.	67,608	1,651,000
Ki-Star Real Estate Co. Ltd. (a)	16,722	497,127
Kitz Corp.	153,292	1,155,577
Kiyo Bank Ltd.	112,066	1,601,102
Koa Corp.	54,165	351,527
Kohnan Shoji Co. Ltd.	42,877	1,025,725
Kojima Co. Ltd. (a)	42,393	277,378
Komatsu Matere Co. Ltd.	48,198	249,794
KOMEDA Holdings Co. Ltd.	57,970	1,046,726
Komehyo Holdings Co. Ltd.	20,634	400,097
Komeri Co. Ltd.	52,989	1,004,609
Komori Corp.	80,529	656,224
Konishi Co. Ltd.	109,253	885,218
Konoike Transport Co. Ltd.	52,790	1,031,313
Kosaido Holdings Co. Ltd. (a)	207,134	676,266
Koshidaka Holdings Co. Ltd.	82,959	571,429
KPP Group Holdings Co. Ltd.	84,082	373,276
Krosaki Harima Corp.	29,582	501,949
Kumagai Gumi Co. Ltd.	61,573	1,566,956
Kumiai Chemical Industry Co. Ltd.	171,813	881,326
Kura Sushi, Inc. (a)	36,070	720,467
Kurabo Industries Ltd.	27,209	1,114,035
Kureha Corp.	84,292	1,570,109
Kurimoto Ltd.	16,820	532,967
KYB Corp.	71,121	1,362,057
Kyodo Printing Co. Ltd.	9,512	266,054
Kyoei Steel Ltd.	40,231	522,994
Kyokuto Kaihatsu Kogyo Co. Ltd.	55,424	923,151
Kyokuto Securities Co. Ltd.	37,685	409,622
Kyokuyo Co. Ltd.	19,897	543,984
Kyorin Pharmaceutical Co. Ltd.	67,122	610,220
Kyoritsu Maintenance Co. Ltd.	89,887	1,793,624
Kyosan Electric Manufacturing Co. Ltd.	99,253	322,731
LEC, Inc.	52,250	412,258
Leopalace21 Corp.	437,454	1,631,435
Life Corp.	74,464	902,294
Lifedrink Co., Inc.	64,112	664,115
Link & Motivation, Inc.	110,193	418,996
Lintec Corp.	85,321	1,619,284
M&A Capital Partners Co. Ltd.	23,275	448,835
M&A Research Institute Holdings, Inc. *(a)	49,634	432,130
Macromill, Inc.	58,729	484,033
Maeda Kosen Co. Ltd.	84,625	1,014,186
Makino Milling Machine Co. Ltd.	41,423	3,147,373
Management Solutions Co. Ltd.	26,847	327,626
Mandom Corp.	66,674	562,788
Mars Group Holdings Corp.	24,764	516,824
Marudai Food Co. Ltd.	37,542	410,061
Maruha Nichiro Corp.	63,217	1,310,527
MARUKA FURUSATO Corp.	33,165	502,003
Marusan Securities Co. Ltd.	102,550	662,820
Maruzen Showa Unyu Co. Ltd.	29,609	1,151,390
Matsuda Sangyo Co. Ltd.	23,625	481,295
Matsuya Co. Ltd.	71,737	512,696
Matsuyafoods Holdings Co. Ltd.	14,973	585,228
Max Co. Ltd.	64,252	1,784,363
Maxell Ltd.	74,369	925,819
MCJ Co. Ltd.	115,689	1,037,934
MEC Co. Ltd.	24,247	405,632
Medley, Inc. *	42,286	778,683
Megachips Corp.	31,955	1,036,929
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
35

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Megmilk Snow Brand Co. Ltd.	76,018	1,300,471
Meidensha Corp.	74,110	2,328,616
Meiko Electronics Co. Ltd.	36,489	1,724,023
Meisei Industrial Co. Ltd.	68,962	556,016
MEITEC Group Holdings, Inc.	125,226	2,459,314
Menicon Co. Ltd.	94,696	785,494
METAWATER Co. Ltd.	39,222	498,425
Micronics Japan Co. Ltd.	59,990	1,685,906
Mie Kotsu Group Holdings, Inc.	111,057	383,222
Milbon Co. Ltd.	34,072	660,888
Mirai Corp.	3,286	913,656
Mirai Industry Co. Ltd.	21,955	512,106
Mirait One Corp.	150,995	2,227,425
Mirarth Holdings, Inc.	149,172	504,846
Miroku Jyoho Service Co. Ltd.	32,151	390,006
Mitani Sekisan Co. Ltd.	18,761	746,979
Mitsuba Corp.	65,568	342,427
Mitsubishi Estate Logistics REIT Investment Corp.	2,781	2,124,112
Mitsubishi Logisnext Co. Ltd.	119,176	1,504,182
Mitsubishi Pencil Co. Ltd.	78,034	1,305,961
Mitsubishi Research Institute, Inc.	11,534	358,584
Mitsubishi Shokuhin Co. Ltd.	30,729	967,578
Mitsuboshi Belting Ltd.	35,366	895,327
Mitsui DM Sugar Holdings Co. Ltd.	29,509	688,305
Mitsui E&S Co. Ltd.	169,237	1,777,777
Mitsui-Soko Holdings Co. Ltd.	39,757	2,052,553
Mitsuuroko Group Holdings Co. Ltd.	77,934	947,961
MIXI, Inc.	62,700	1,458,333
Miyaji Engineering Group, Inc.	41,628	499,718
Miyakoshi Holdings, Inc. *(a)	34,702	270,579
Miyazaki Bank Ltd.	26,435	576,257
Mizuho Leasing Co. Ltd.	273,940	1,874,197
Mizuno Corp.	33,692	1,752,847
Mochida Pharmaceutical Co. Ltd.	42,424	881,165
Modec, Inc.	84,036	2,238,990
Monex Group, Inc.	321,781	1,605,755
Monogatari Corp.	65,509	1,391,080
Mori Trust Reit, Inc.	4,649	1,888,044
Moriroku Holdings Co. Ltd.	18,854	247,850
Morita Holdings Corp.	71,924	992,746
MOS Food Services, Inc.	45,184	1,058,426
MTI Ltd.	51,477	289,674
m-up Holdings, Inc.	37,985	372,805
Musashi Seimitsu Industry Co. Ltd.	83,825	1,409,553
Musashino Bank Ltd.	58,120	1,182,108
Nachi-Fujikoshi Corp.	31,896	702,709
Nafco Co. Ltd.	33,135	401,503
Nagaileben Co. Ltd.	45,220	517,632
Nagawa Co. Ltd.	19,521	861,440
Nakanishi, Inc.	128,161	1,789,381
Namura Shipbuilding Co. Ltd.	103,101	1,343,026
Nanto Bank Ltd.	56,547	1,305,840
NEC Capital Solutions Ltd.	14,490	371,156
Neturen Co. Ltd.	56,419	375,141
Nextage Co. Ltd.	70,816	698,785
Nichias Corp.	101,431	3,018,800
Nichicon Corp.	113,166	938,701
Nichiden Corp.	36,528	694,710
Nichiha Corp.	52,357	1,044,048
Nichireki Group Co. Ltd.	50,601	756,186
Nihon Nohyaku Co. Ltd.	64,161	320,177
Nihon Parkerizing Co. Ltd.	162,637	1,391,148
Nikkiso Co. Ltd.	101,914	808,847
Nikkon Holdings Co. Ltd.	211,614	3,272,613
Nippn Corp.	92,370	1,309,895
Nippon Beet Sugar Manufacturing Co. Ltd.	18,892	292,729
SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Carbon Co. Ltd.	17,856	484,036
Nippon Ceramic Co. Ltd.	28,965	520,311
Nippon Denko Co. Ltd.	213,046	388,783
Nippon Densetsu Kogyo Co. Ltd.	63,539	886,708
Nippon Fine Chemical Co. Ltd.	25,056	354,819
Nippon Gas Co. Ltd.	197,237	2,906,954
Nippon Kanzai Holdings Co. Ltd.	32,690	562,495
Nippon Light Metal Holdings Co. Ltd.	110,895	1,142,102
Nippon Paper Industries Co. Ltd.	175,352	1,176,422
Nippon Parking Development Co. Ltd., Class C	287,875	391,615
NIPPON REIT Investment Corp.	3,250	1,790,039
Nippon Road Co. Ltd.	31,728	391,402
Nippon Seiki Co. Ltd.	87,574	646,221
Nippon Sheet Glass Co. Ltd. *	173,832	455,646
Nippon Signal Co. Ltd.	105,732	631,466
Nippon Soda Co. Ltd.	88,923	1,733,082
Nippon Thompson Co. Ltd.	92,153	307,595
Nippon Yakin Kogyo Co. Ltd.	24,162	659,787
Nishimatsu Construction Co. Ltd.	50,042	1,625,838
Nishimatsuya Chain Co. Ltd.	84,341	1,146,785
Nishi-Nippon Financial Holdings, Inc.	260,959	3,407,992
Nishio Holdings Co. Ltd.	28,849	782,031
Nissan Shatai Co. Ltd.	118,823	803,481
Nissei ASB Machine Co. Ltd.	14,629	501,887
Nissha Co. Ltd.	73,365	686,937
Nisshin Oillio Group Ltd.	42,364	1,347,990
Nisshinbo Holdings, Inc.	245,084	1,474,293
Nissin Corp.	19,653	565,352
Nissui Corp.	503,577	2,865,505
Nitta Corp.	33,320	790,464
Nittetsu Mining Co. Ltd.	23,666	917,147
Nitto Boseki Co. Ltd.	47,207	1,447,270
Nitto Kogyo Corp.	45,605	907,893
Nitto Kohki Co. Ltd.	17,727	238,917
Nittoku Co. Ltd.	28,511	411,881
Nohmi Bosai Ltd.	40,517	863,065
Nojima Corp.	136,752	2,254,169
Nomura Co. Ltd.	142,264	809,997
Nomura Micro Science Co. Ltd. (a)	54,386	972,990
Noritake Co. Ltd.	48,751	1,146,835
Noritsu Koki Co. Ltd.	38,497	1,144,474
Noritz Corp.	61,037	682,892
North Pacific Bank Ltd.	507,074	1,746,384
NPR-RIKEN Corp.	43,278	737,789
NS United Kaiun Kaisha Ltd.	18,079	479,883
NSD Co. Ltd.	126,766	2,863,476
NTN Corp.	769,246	1,210,824
NTT UD REIT Investment Corp.	2,604	2,291,320
Nxera Pharma Co. Ltd. *	156,516	880,756
Obara Group, Inc.	21,545	487,531
Ogaki Kyoritsu Bank Ltd.	72,000	1,050,652
Ohsho Food Service Corp.	57,956	1,161,466
Oiles Corp.	44,908	672,599
Oisix ra daichi, Inc. *(a)	45,284	380,134
Oita Bank Ltd.	26,615	582,830
Okabe Co. Ltd.	68,978	373,052
Okamoto Industries, Inc.	25,740	886,497
Okamura Corp.	126,587	1,622,921
Okasan Securities Group, Inc.	360,246	1,513,227
Oki Electric Industry Co. Ltd.	153,709	939,421
Okinawa Cellular Telephone Co.	39,595	1,086,468
Okinawa Electric Power Co., Inc.	79,522	484,430
Okinawa Financial Group, Inc.	36,747	608,894
Okumura Corp.	66,021	1,872,921
Okura Industrial Co. Ltd.	14,568	343,186
Okuwa Co. Ltd.	63,449	318,729
One REIT, Inc.	459	719,134
See financial notes
36
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Onoken Co. Ltd.	33,865	328,549
Onward Holdings Co. Ltd.	196,710	703,585
Open Up Group, Inc.	104,407	1,276,205
Optex Group Co. Ltd.	60,888	670,315
Optorun Co. Ltd.	60,373	663,043
Orient Corp.	107,739	579,107
Oriental Shiraishi Corp.	206,947	514,981
Osaka Organic Chemical Industry Ltd.	27,589	456,231
Osaka Soda Co. Ltd.	198,928	1,844,138
Osaka Steel Co. Ltd. (a)	21,563	400,653
OSAKA Titanium Technologies Co. Ltd. (a)	31,962	363,959
Osaki Electric Co. Ltd.	68,955	352,337
Oyo Corp.	34,335	635,002
Pacific Industrial Co. Ltd.	82,416	762,387
Pack Corp.	24,593	527,127
PAL GROUP Holdings Co. Ltd.	77,478	1,588,686
Paramount Bed Holdings Co. Ltd.	94,840	1,656,451
Pasona Group, Inc.	33,907	454,733
PHC Holdings Corp.	60,425	428,643
Pigeon Corp.	201,026	2,113,044
PILLAR Corp.	29,338	681,396
Pilot Corp.	63,255	1,729,811
Piolax, Inc.	40,120	635,232
PKSHA Technology, Inc. *	29,602	648,240
Plus Alpha Consulting Co. Ltd.	43,588	408,416
Premium Group Co. Ltd.	62,258	901,470
Press Kogyo Co. Ltd.	137,763	525,656
Pressance Corp. (a)	34,792	549,487
Prestige International, Inc.	154,294	721,837
Prima Meat Packers Ltd.	53,839	782,067
Procrea Holdings, Inc.	50,946	604,138
Proto Corp.	38,749	547,698
Qol Holdings Co. Ltd.	39,378	410,256
Raito Kogyo Co. Ltd.	79,890	1,338,613
Raiznext Corp.	46,827	489,105
Raksul, Inc.	88,241	693,889
Remixpoint, Inc. *(a)	221,733	632,703
RENOVA, Inc. *	106,322	481,181
Restar Corp.	26,319	416,542
Retail Partners Co. Ltd.	59,498	504,190
Rheon Automatic Machinery Co. Ltd.	36,863	304,552
Ricoh Leasing Co. Ltd.	24,455	838,995
Riken Keiki Co. Ltd.	63,684	1,187,511
Riken Technos Corp.	66,378	475,277
Riken Vitamin Co. Ltd.	33,555	523,048
Ringer Hut Co. Ltd. (a)	46,264	671,725
Riso Kagaku Corp.	90,080	808,177
Rock Field Co. Ltd.	37,166	391,649
Roland Corp.	22,894	578,066
Round One Corp.	339,716	2,556,408
Royal Holdings Co. Ltd.	74,384	1,169,847
RS Technologies Co. Ltd.	26,923	578,855
Ryobi Ltd.	47,598	702,465
RYODEN Corp.	24,607	392,060
Ryoyo Ryosan Holdings, Inc.	34,599	574,450
S Foods, Inc.	33,916	534,302
Sagami Holdings Corp.	43,326	511,189
Saibu Gas Holdings Co. Ltd.	41,579	456,639
Saizeriya Co. Ltd.	46,071	1,311,554
Sakai Chemical Industry Co. Ltd.	37,745	681,286
Sakai Moving Service Co. Ltd.	32,625	510,500
Sakata INX Corp.	78,245	946,033
Sakata Seed Corp.	58,780	1,326,202
Sakura Internet, Inc. (a)	44,907	1,193,487
Sala Corp.	97,658	516,496
Samty Residential Investment Corp.	809	493,361
San ju San Financial Group, Inc.	40,378	596,714
SECURITY	NUMBER OF SHARES	VALUE ($)
San-A Co. Ltd.	65,808	1,314,457
San-Ai Obbli Co. Ltd.	95,659	1,110,240
Sangetsu Corp.	102,655	1,963,930
San-In Godo Bank Ltd.	277,382	2,304,537
Sankei Real Estate, Inc.	826	459,330
Sanken Electric Co. Ltd. *	37,377	1,441,803
Sanki Engineering Co. Ltd.	82,842	1,833,359
Sansan, Inc. *	144,400	1,961,490
Santec Holdings Corp. (a)	12,995	472,561
Sanyo Chemical Industries Ltd.	18,784	496,104
Sanyo Denki Co. Ltd.	17,566	1,015,295
Sanyo Electric Railway Co. Ltd.	30,781	412,606
Sanyo Special Steel Co. Ltd.	38,434	700,098
Sato Holdings Corp.	41,823	571,165
SBS Holdings, Inc.	31,011	582,582
Seika Corp.	18,152	539,037
Seikagaku Corp.	76,163	392,199
Seikitokyu Kogyo Co. Ltd.	41,965	433,031
Seiko Group Corp.	59,368	1,816,162
Seiren Co. Ltd.	85,187	1,503,682
Sekisui Jushi Corp.	48,150	594,626
Senko Group Holdings Co. Ltd.	198,631	1,899,381
Senshu Electric Co. Ltd.	22,901	723,373
Senshu Ikeda Holdings, Inc.	513,664	1,397,540
Septeni Holdings Co. Ltd.	184,205	410,716
Seria Co. Ltd.	94,700	1,632,011
Shibaura Machine Co. Ltd.	41,877	990,687
Shibaura Mechatronics Corp.	15,774	846,821
Shibusawa Logistics Corp.	17,305	362,877
Shibuya Corp.	39,471	856,499
Shiga Bank Ltd.	72,667	2,283,276
Shikoku Bank Ltd.	62,654	486,447
Shikoku Kasei Holdings Corp.	56,392	697,158
Shima Seiki Manufacturing Ltd.	52,462	331,771
Shin Nippon Air Technologies Co. Ltd.	47,115	516,500
Shin Nippon Biomedical Laboratories Ltd.	34,636	341,315
Shinagawa Refractories Co. Ltd.	45,502	527,804
Shin-Etsu Polymer Co. Ltd.	60,879	635,877
Shinko Shoji Co. Ltd.	55,165	329,830
Shinmaywa Industries Ltd.	94,292	836,580
Shinnihon Corp.	44,972	447,347
Shinsho Corp.	8,467	337,118
Shinwa Co. Ltd.	20,665	390,961
Shizuoka Gas Co. Ltd.	65,343	460,928
Shochiku Co. Ltd. (a)	18,528	1,427,453
Shoei Co. Ltd.	93,051	1,129,987
Shoei Foods Corp. (a)	23,226	589,532
Shofu, Inc.	46,417	634,520
Showa Sangyo Co. Ltd.	43,868	820,042
SIGMAXYZ Holdings, Inc.	116,759	739,937
Siix Corp.	61,809	434,359
Simplex Holdings, Inc.	91,558	1,621,001
Sinanen Holdings Co. Ltd.	17,715	668,890
Sinfonia Technology Co. Ltd.	45,861	1,777,287
Sinko Industries Ltd.	97,461	779,326
Sintokogio Ltd.	91,796	547,018
SKY Perfect JSAT Holdings, Inc.	279,528	1,932,832
SMS Co. Ltd.	124,634	953,602
Sodick Co. Ltd.	85,339	529,493
Softcreate Holdings Corp.	26,319	361,003
Software Service, Inc.	4,528	336,231
SOSiLA Logistics REIT, Inc.	1,199	831,451
Sparx Group Co. Ltd.	36,541	377,304
SRA Holdings	14,260	411,633
SRE Holdings Corp. *(a)	17,739	387,281
ST Corp.	21,086	202,891
St. Marc Holdings Co. Ltd.	24,614	382,044
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
37

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Star Asia Investment Corp.	4,570	1,583,025
Star Micronics Co. Ltd.	62,695	810,444
Starts Corp., Inc.	52,523	1,416,809
Starts Proceed Investment Corp.	443	511,510
Starzen Co. Ltd.	26,783	490,357
Stella Chemifa Corp.	15,735	431,761
Strike Co. Ltd.	26,969	539,577
Sumida Corp.	67,954	418,019
Sumiseki Holdings, Inc. (a)	83,776	413,057
Sumitomo Densetsu Co. Ltd.	26,778	791,639
Sumitomo Mitsui Construction Co. Ltd.	268,811	736,713
Sumitomo Osaka Cement Co. Ltd.	60,542	1,406,935
Sumitomo Pharma Co. Ltd. *	316,723	1,555,294
Sumitomo Riko Co. Ltd.	65,199	702,632
Sumitomo Seika Chemicals Co. Ltd.	15,283	502,013
Sumitomo Warehouse Co. Ltd.	92,730	1,689,748
Sun Corp.	32,646	1,579,278
Sun Frontier Fudousan Co. Ltd.	51,002	655,568
Suruga Bank Ltd.	257,057	2,258,492
SWCC Corp.	51,250	2,057,550
Systena Corp.	467,803	1,055,463
T Hasegawa Co. Ltd.	38,502	714,878
Tachibana Eletech Co. Ltd.	30,174	495,775
Tachi-S Co. Ltd.	51,099	597,475
Tadano Ltd.	212,103	1,507,431
Taihei Dengyo Kaisha Ltd.	25,889	810,883
Taikisha Ltd.	52,257	1,517,133
Taiyo Holdings Co. Ltd.	60,347	1,575,802
Takamatsu Construction Group Co. Ltd.	26,282	467,929
Takara Bio, Inc.	84,483	473,165
Takara Leben Real Estate Investment Corp.	1,639	927,746
Takara Standard Co. Ltd.	84,199	942,032
Takasago International Corp.	26,619	1,192,331
Takeuchi Manufacturing Co. Ltd. (a)	63,127	2,148,986
Taki Chemical Co. Ltd.	10,939	244,629
Takuma Co. Ltd.	134,909	1,572,946
Tama Home Co. Ltd. (a)	23,559	522,943
Tamron Co. Ltd.	56,686	1,384,283
Tamura Corp.	136,569	488,475
Tanseisha Co. Ltd.	78,698	456,954
Tayca Corp.	32,689	311,933
TechMatrix Corp.	43,561	627,276
Teikoku Electric Manufacturing Co. Ltd.	29,667	600,447
Teikoku Sen-I Co. Ltd.	40,423	649,686
Tenma Corp.	26,403	444,503
TKC Corp.	60,917	1,536,113
Toa Corp.	118,589	1,056,083
TOA ROAD Corp.	69,193	684,606
Toagosei Co. Ltd.	177,741	1,635,342
TOC Co. Ltd.	88,179	369,814
Tocalo Co. Ltd.	95,687	1,107,390
Tochigi Bank Ltd.	178,310	326,577
Toei Co. Ltd.	61,712	2,059,865
Toenec Corp.	72,265	461,802
Toho Bank Ltd.	394,865	820,152
Toho Holdings Co. Ltd.	99,577	2,771,332
Toho Titanium Co. Ltd.	62,157	392,258
Tokai Corp.	37,630	504,414
TOKAI Holdings Corp.	217,128	1,347,189
Tokai Rika Co. Ltd.	86,552	1,276,785
Tokai Tokyo Financial Holdings, Inc.	406,494	1,362,218
Token Corp.	13,490	1,127,039
Tokushu Tokai Paper Co. Ltd.	13,217	322,762
Tokuyama Corp.	131,874	2,343,532
Tokyo Electron Device Ltd.	31,951	669,997
Tokyo Kiraboshi Financial Group, Inc.	46,067	1,517,785
Tokyo Steel Manufacturing Co. Ltd.	141,524	1,511,079
SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyotokeiba Co. Ltd.	25,027	734,061
Tokyu Construction Co. Ltd.	126,086	652,623
Tokyu REIT, Inc.	1,745	1,945,386
TOMONY Holdings, Inc.	340,334	1,135,990
Tomy Co. Ltd.	164,538	3,961,272
Tonami Holdings Co. Ltd.	12,368	645,915
Topcon Corp.	192,694	3,595,710
Topre Corp.	74,689	906,012
Topy Industries Ltd.	30,545	425,658
Torii Pharmaceutical Co. Ltd.	23,472	650,291
Torishima Pump Manufacturing Co. Ltd.	38,169	563,309
Tosei Corp.	48,940	787,872
Tosei REIT Investment Corp.	536	462,747
Toshiba TEC Corp.	40,569	807,638
Totech Corp.	44,155	705,566
Totetsu Kogyo Co. Ltd.	51,160	1,038,851
Towa Corp. (a)	132,821	1,340,594
Towa Pharmaceutical Co. Ltd.	48,826	903,975
Toyo Construction Co. Ltd.	134,771	1,198,402
Toyo Corp.	34,316	325,865
Toyo Gosei Co. Ltd. (a)	12,657	451,871
Toyo Kanetsu KK	12,445	316,297
Toyo Tanso Co. Ltd.	26,336	666,723
Toyobo Co. Ltd.	163,139	1,050,100
TPR Co. Ltd.	47,030	717,177
Transaction Co. Ltd. (a)	39,441	564,546
Transcosmos, Inc.	43,285	906,229
TRE Holdings Corp.	75,837	822,308
Tri Chemical Laboratories, Inc.	49,129	1,126,386
Trusco Nakayama Corp.	71,969	945,132
TSI Holdings Co. Ltd.	109,887	874,312
Tsubakimoto Chain Co.	161,871	2,050,577
Tsuburaya Fields Holdings, Inc. (a)	66,726	672,153
Tsugami Corp.	69,424	812,661
Tsukishima Holdings Co. Ltd.	64,480	674,773
Tsurumi Manufacturing Co. Ltd.	37,658	814,659
TV Asahi Holdings Corp.	37,396	626,844
UACJ Corp.	52,208	1,801,530
Uchida Yoko Co. Ltd.	16,302	745,352
U-Next Holdings Co. Ltd.	89,661	1,062,045
Union Tool Co.	16,953	486,557
Unipres Corp.	70,567	489,818
United Arrows Ltd.	48,603	691,817
United Super Markets Holdings, Inc.	156,562	810,368
Universal Entertainment Corp.	41,274	285,394
UT Group Co. Ltd.	47,834	708,487
Valor Holdings Co. Ltd.	83,683	1,256,675
Valqua Ltd.	27,199	581,179
Vision, Inc.	68,579	522,437
Visional, Inc. *	43,174	2,036,723
Vital KSK Holdings, Inc.	72,782	566,047
VT Holdings Co. Ltd.	155,141	528,135
Wacoal Holdings Corp.	78,373	2,635,230
Wacom Co. Ltd.	247,374	1,019,405
Wakita & Co. Ltd.	74,955	839,106
Warabeya Nichiyo Holdings Co. Ltd.	24,579	334,201
Weathernews, Inc.	20,720	473,675
Wellneo Sugar Co. Ltd.	24,529	369,656
West Holdings Corp.	40,047	419,351
WingArc1st, Inc.	35,138	807,944
World Co. Ltd.	33,911	526,122
Xebio Holdings Co. Ltd.	52,408	424,286
Yahagi Construction Co. Ltd.	45,390	378,614
YAMABIKO Corp.	59,216	974,916
Yamae Group Holdings Co. Ltd.	43,629	662,129
Yamagata Bank Ltd.	50,844	462,571
Yamaichi Electronics Co. Ltd.	38,169	524,303
Yamanashi Chuo Bank Ltd.	51,362	698,710
See financial notes
38
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yamazen Corp.	116,080	1,016,793
Yellow Hat Ltd.	52,732	985,390
Yodogawa Steel Works Ltd.	49,485	1,947,285
Yokogawa Bridge Holdings Corp.	54,998	938,318
Yokorei Co. Ltd.	78,654	444,172
Yokowo Co. Ltd.	40,503	387,304
Yondoshi Holdings, Inc. (a)	36,210	431,074
Yonex Co. Ltd.	68,579	1,058,527
Yoshinoya Holdings Co. Ltd. (a)	119,209	2,283,399
Yuasa Trading Co. Ltd.	29,035	870,886
Yurtec Corp.	70,878	743,609
Zacros Corp.	30,706	840,521
Zenrin Co. Ltd.	59,696	389,800
ZERIA Pharmaceutical Co. Ltd.	70,090	981,851
ZIGExN Co. Ltd.	96,926	271,428
Zojirushi Corp.	87,951	895,297
Zuken, Inc.	24,228	737,154
		730,259,475

Netherlands 1.4%
Alfen NV *(a)	38,700	507,125
Allfunds Group PLC	612,750	3,165,909
AMG Critical Materials NV (a)	39,572	681,937
Aperam SA	80,776	2,453,007
Arcadis NV	134,498	6,666,585
Basic-Fit NV *	101,902	2,437,497
Brunel International NV	37,583	403,371
Corbion NV	110,646	2,418,811
Eurocommercial Properties NV	78,899	2,006,245
Flow Traders Ltd.	60,478	1,602,619
Fugro NV	207,859	3,233,955
Galapagos NV *(a)	89,082	2,314,280
Just Eat Takeaway.com NV *	352,835	7,126,141
Koninklijke BAM Groep NV	509,408	2,731,040
NSI NV	37,855	854,312
PostNL NV (a)	626,901	656,541
SBM Offshore NV	262,902	5,528,516
Signify NV	233,866	4,981,161
Sligro Food Group NV	53,849	598,112
TKH Group NV	73,530	2,834,024
TomTom NV *(a)	114,365	544,268
Van Lanschot Kempen NV	58,118	2,768,278
Wereldhave NV	63,133	1,029,523
		57,543,257

New Zealand 0.4%
Argosy Property Ltd.	1,607,953	905,522
Freightways Group Ltd.	313,727	1,954,862
Genesis Energy Ltd.	1,060,184	1,309,933
Goodman Property Trust	1,952,786	2,133,775
Kiwi Property Group Ltd.	2,994,169	1,560,338
Oceania Healthcare Ltd. *	1,376,376	516,739
Precinct Properties Group	2,405,176	1,549,901
Scales Corp. Ltd.	204,287	480,783
SKY Network Television Ltd.	262,148	370,175
SKYCITY Entertainment Group Ltd.	1,423,371	1,052,813
Stride Property Group	970,661	674,448
Summerset Group Holdings Ltd.	432,443	2,990,222
Vector Ltd.	469,608	1,063,105
		16,562,616

Norway 2.4%
Aker Carbon Capture ASA *	630,610	411,115
Aker Solutions ASA	478,827	1,370,450
Atea ASA *	157,887	1,859,229
SECURITY	NUMBER OF SHARES	VALUE ($)
Austevoll Seafood ASA	163,347	1,553,057
Bakkafrost P	95,303	4,797,572
Bonheur ASA	36,643	767,504
Borregaard ASA	185,506	3,075,405
BW LPG Ltd.	154,280	1,787,938
BW Offshore Ltd.	165,923	444,193
Cadeler AS *	403,516	1,848,274
Crayon Group Holding ASA *	146,967	1,516,269
DNO ASA	1,549,398	1,704,634
DOF Group ASA *	291,544	2,292,212
Elkem ASA *	537,659	1,088,373
Entra ASA *	130,507	1,316,271
Europris ASA	309,091	2,226,742
FLEX LNG Ltd.	58,600	1,296,721
Frontline PLC	265,449	4,274,429
Golden Ocean Group Ltd.	227,012	2,233,070
Grieg Seafood ASA (a)	91,805	387,029
Hafnia Ltd.	553,140	2,365,364
Hexagon Composites ASA *	258,430	576,919
Hoegh Autoliners ASA	225,064	1,524,314
Leroy Seafood Group ASA	525,599	2,482,261
MPC Container Ships ASA	687,146	1,096,402
NEL ASA *(a)	3,025,301	600,567
Nordic Semiconductor ASA *	352,440	4,308,523
Protector Forsikring ASA	120,474	3,402,010
Scatec ASA *	233,792	1,684,276
SpareBank 1 SMN	235,121	3,837,302
SpareBank 1 Sor-Norge ASA	437,391	6,185,367
Stolt-Nielsen Ltd.	43,841	1,031,346
Storebrand ASA	780,153	8,499,910
Subsea 7 SA	437,196	6,715,324
TGS ASA	367,829	3,536,471
TOMRA Systems ASA	437,985	6,556,044
Veidekke ASA	203,395	2,619,433
Wallenius Wilhelmsen ASA	193,116	1,477,118
Wilh Wilhelmsen Holding ASA, Class A	23,713	857,325
		95,606,763

Poland 1.3%
Alior Bank SA	170,499	4,057,285
AmRest Holdings SE	134,809	566,949
Asseco Poland SA	95,402	3,314,842
Bank Handlowy w Warszawie SA	64,386	1,756,846
Bank Millennium SA *	1,121,791	3,257,510
Benefit Systems SA	4,312	3,130,348
Budimex SA	23,699	3,224,374
CCC SA *	85,322	4,032,542
CD Projekt SA	139,804	7,755,418
Cyfrowy Polsat SA *	258,173	900,280
Enea SA *	487,460	1,676,647
Grupa Azoty SA *	85,209	439,409
Grupa Kety SA	17,865	3,586,685
Jastrzebska Spolka Weglowa SA *	95,633	599,696
KRUK SA	32,372	3,316,049
Orange Polska SA	1,215,642	2,503,893
Pepco Group NV *	278,926	1,168,505
PGE Polska Grupa Energetyczna SA *	1,640,129	2,924,945
Tauron Polska Energia SA *	1,753,500	1,940,188
Warsaw Stock Exchange	47,250	484,955
XTB SA	120,932	1,998,025
		52,635,391

Portugal 0.5%
Altri SGPS SA	132,233	832,698
Banco Comercial Portugues SA, Class R	14,140,763	7,891,455
Corticeira Amorim SGPS SA	100,602	857,934
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
39

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CTT-Correios de Portugal SA	207,737	1,503,684
Mota-Engil SGPS SA (a)	166,048	516,343
Navigator Co. SA	397,027	1,345,255
NOS SGPS SA	351,329	1,560,183
REN - Redes Energeticas Nacionais SGPS SA	739,054	1,879,268
Semapa-Sociedade de Investimento e Gestao	28,284	442,407
Sonae SGPS SA	1,755,498	1,851,279
		18,680,506

Republic of Korea 4.8%
AbClon, Inc. *	30,293	252,839
ABLBio, Inc. *	44,934	1,239,379
Advanced Nano Products Co. Ltd. *	15,010	729,517
Ahnlab, Inc.	12,402	640,065
Ananti, Inc. *	114,667	463,246
APR Corp. *	42,041	1,689,802
Asiana Airlines, Inc. *	59,620	435,260
BH Co. Ltd.	46,045	472,757
Binex Co. Ltd. *	45,884	526,306
Binggrae Co. Ltd. *	9,035	595,993
Bioneer Corp. *	38,536	371,162
BNC Korea Co. Ltd.	96,903	283,840
Boryung	49,144	335,600
Cafe24 Corp. *	27,039	1,157,045
Caregen Co. Ltd.	26,028	480,386
Chabiotech Co. Ltd. *	82,297	653,696
Cheryong Electric Co. Ltd.	16,508	433,887
Chong Kun Dang Pharmaceutical Corp.	15,117	834,954
CJ CGV Co. Ltd. *	149,234	515,163
Classys, Inc. *	49,392	2,130,450
Com2uSCorp	17,681	542,673
Cosmax, Inc.	14,355	1,680,916
Cosmochemical Co. Ltd. *	48,304	630,009
Creative & Innovative System *	97,628	525,212
CS Wind Corp.	36,056	1,005,595
Daeduck Electronics Co. Ltd.	60,761	741,393
Daejoo Electronic Materials Co. Ltd.	19,805	1,409,324
Daesang Corp. *	36,620	579,502
Daewoong Co. Ltd.	37,007	508,470
Daewoong Pharmaceutical Co. Ltd.	8,857	767,700
Daishin Securities Co. Ltd.	45,419	524,698
Daou Technology, Inc. *	43,258	598,793
Dawonsys Co. Ltd. *	53,860	358,232
DB HiTek Co. Ltd. *	56,202	1,659,667
Dentium Co. Ltd.	11,865	545,032
DL E&C Co. Ltd.	52,897	1,464,439
Dong-A Socio Holdings Co. Ltd.	5,628	374,328
Dong-A ST Co. Ltd. *	8,733	280,275
Dongjin Semichem Co. Ltd.	54,444	975,072
DongKook Pharmaceutical Co. Ltd.	42,796	454,903
Dongkuk Steel Mill Co. Ltd.	58,678	373,030
Doosan Co. Ltd.	10,909	2,404,917
Doosan Fuel Cell Co. Ltd. *	53,617	606,210
Doosan Robotics, Inc. *	36,768	1,585,933
Doosan Tesna, Inc.	17,644	363,638
DoubleUGames Co. Ltd.	19,659	643,698
Douzone Bizon Co. Ltd.	32,332	1,558,142
Duk San Neolux Co. Ltd. *	22,559	475,730
Ecopro HN Co. Ltd. *	26,178	513,575
Enchem Co. Ltd. *	29,917	2,149,345
Eo Technics Co. Ltd. *	15,066	1,334,714
ESR Kendall Square REIT Co. Ltd.	226,206	749,175
Eubiologics Co. Ltd. *	72,254	602,569
Eugene Technology Co. Ltd. *	24,966	716,776
Fadu, Inc. *	55,816	563,540
SECURITY	NUMBER OF SHARES	VALUE ($)
Foosung Co. Ltd. *	108,146	347,821
GemVax & Kael Co. Ltd. *	67,293	1,722,690
Grand Korea Leisure Co. Ltd.	36,186	282,483
Green Cross Holdings Corp.	53,102	504,558
HAESUNG DS Co. Ltd.	20,505	407,885
Han Kuk Carbon Co. Ltd.	64,752	680,319
Hana Micron, Inc.	87,005	651,244
Hana Tour Service, Inc.	19,440	758,783
Hanall Biopharma Co. Ltd. *	68,195	1,645,556
Hancom, Inc.	29,991	432,572
Hanil Cement Co. Ltd.	31,023	332,094
Hankook & Co. Co. Ltd.	49,040	531,666
Hansol Chemical Co. Ltd.	16,461	1,235,503
Hanssem Co. Ltd.	13,990	437,994
Hanwha Engine *	113,201	1,752,685
Hanwha General Insurance Co. Ltd.	143,585	375,427
Hanwha Investment & Securities Co. Ltd. *	187,486	440,872
Hanwha Systems Co. Ltd.	111,775	2,334,217
Harim Holdings Co. Ltd.	78,349	272,607
HD Hyundai Construction Equipment Co. Ltd.	18,765	962,045
HDC Holdings Co. Ltd. *	51,833	488,957
HDC Hyundai Development Co-Engineering & Construction, Class E *	68,861	861,410
HK inno N Corp. *	27,292	671,619
HLB Life Science Co. Ltd. *	184,728	1,395,341
HLB Therapeutics Co. Ltd. *	137,804	974,962
HPSP Co. Ltd.	78,748	1,442,646
HS Hyosung Advanced Materials Corp.	5,714	730,801
Hugel, Inc. *	10,281	2,227,819
Hyosung Corp.	13,080	421,128
Hyosung Heavy Industries Corp.	12,040	3,559,573
Hyosung TNC Corp.	5,661	872,620
Hyundai Bioscience Co. Ltd. *	80,214	647,568
Hyundai Department Store Co. Ltd. *	24,585	959,603
Hyundai Elevator Co. Ltd.	37,817	1,421,789
Hyundai Green Food *	34,429	322,897
Hyundai Rotem Co. Ltd. *	134,309	7,179,550
InBody Co. Ltd. *	19,055	306,750
Innocean Worldwide, Inc.	39,621	497,531
Innox Advanced Materials Co. Ltd.	24,129	467,603
Intellian Technologies, Inc.	13,586	323,189
INTOPS Co. Ltd.	21,621	268,397
IS Dongseo Co. Ltd.	24,405	283,604
ISC Co. Ltd.	18,082	796,008
i-SENS, Inc.	31,209	340,058
ISU Specialty Chemical *	36,746	1,607,590
IsuPetasys Co. Ltd. *	86,480	2,225,697
JB Financial Group Co. Ltd.	297,971	3,511,532
Jeju Air Co. Ltd. *	56,967	274,535
Joongang Advanced Materials Co. Ltd. *	127,630	549,640
JR Global Reit	225,716	394,220
Jusung Engineering Co. Ltd.	63,347	1,439,803
JW Pharmaceutical Corp.	24,111	363,420
JYP Entertainment Corp. *	50,450	2,907,195
KC Tech Co. Ltd. *	17,249	397,945
KCC Glass Corp.	17,225	366,189
KEPCO Engineering & Construction Co., Inc. *	22,715	987,541
KIWOOM Securities Co. Ltd.	24,554	1,916,786
KMW Co. Ltd. *	53,179	296,267
Koh Young Technology, Inc. *	98,115	1,107,977
Kolmar Korea Co. Ltd. *	26,532	1,113,586
Kolon Industries, Inc.	35,484	810,148
Korea Electric Terminal Co. Ltd.	12,662	624,921
See financial notes
40
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Korea Line Corp. *	308,513	355,563
Korea Petrochemical Ind Co. Ltd.	5,075	308,059
Korean Reinsurance Co.	253,625	1,393,906
Kuk-il Paper Manufacturing Co. Ltd. *(b)	146,037	0
Kumho Tire Co., Inc. *	247,369	828,565
Lake Materials Co. Ltd.	66,641	854,138
LEENO Industrial, Inc.	17,028	2,426,918
LIG Nex1 Co. Ltd.	19,834	3,667,439
LigaChem Biosciences, Inc. *	47,655	3,583,328
LOTTE Fine Chemical Co. Ltd. *	26,206	725,506
LOTTE REIT Co. Ltd.	262,195	629,992
Lotte Rental Co. Ltd. *	20,219	401,505
Lotte Tour Development Co. Ltd. *	63,182	350,699
Lotte Wellfood Co. Ltd. *	4,703	357,491
LS Materials Ltd.	49,659	384,943
Lunit, Inc. *	39,316	1,644,774
LX Holdings Corp.	73,646	332,764
LX International Corp.	50,637	889,583
LX Semicon Co. Ltd.	20,252	830,624
Mcnex Co. Ltd.	21,086	334,401
Medytox, Inc.	9,434	813,843
MegaStudyEdu Co. Ltd.	12,855	339,191
Mezzion Pharma Co. Ltd. *	29,642	571,402
Myoung Shin Industrial Co. Ltd.	48,364	307,792
Naturecell Co. Ltd. *	87,707	1,019,821
Neowiz *	21,147	306,457
Nexen Tire Corp. *	57,120	199,524
Nexon Games Co. Ltd. *	44,087	408,352
NEXTIN, Inc.	13,661	465,981
NHN Corp.	29,123	393,177
NICE Information Service Co. Ltd. *	60,239	528,723
OCI Co. Ltd.	8,162	334,760
Orion Holdings Corp.	32,402	330,244
Oscotec, Inc. *	61,303	1,225,725
Park Systems Corp.	8,488	1,201,050
Partron Co. Ltd.	75,921	369,511
People & Technology, Inc.	36,793	1,121,722
Peptron, Inc.	38,582	2,318,243
PharmaResearch Co. Ltd.	11,501	2,287,778
Pharmicell Co. Ltd.	100,183	691,673
PI Advanced Materials Co. Ltd. *	25,627	319,177
Poongsan Corp.	34,063	1,278,323
Posco M-Tech Co. Ltd.	35,786	317,522
PSK, Inc.	32,464	413,872
Rainbow Robotics *	14,600	3,418,210
RFHIC Corp.	28,852	314,376
S&S Tech Corp.	29,125	585,327
Sam Chun Dang Pharm Co. Ltd.	26,041	3,303,855
Sam-A Aluminum Co. Ltd.	14,958	311,348
Samyang Foods Co. Ltd.	7,557	4,442,559
Samyang Holdings Corp. *	6,308	256,994
SeAH Besteel Holdings Corp. *	20,486	275,873
Sebang Global Battery Co. Ltd.	14,612	729,152
Seegene, Inc.	54,506	918,431
Seojin System Co. Ltd. *	55,581	868,156
Seoul Semiconductor Co. Ltd. *	71,056	334,661
SFA Engineering Corp.	29,473	396,895
SFA Semicon Co. Ltd. *	139,397	303,969
SHIFT UP Corp. *	19,128	798,907
Shin Poong Pharmaceutical Co. Ltd. *	64,443	374,438
Shinhan Alpha REIT Co. Ltd.	174,724	716,620
Shinsung Delta Tech Co. Ltd.	26,382	1,314,682
Silicon2 Co. Ltd. *	49,500	901,753
SIMMTECH Co. Ltd.	34,621	478,053
SK Chemicals Co. Ltd.	17,490	499,748
SK Discovery Co. Ltd.	15,812	378,303
SK Gas Ltd.	4,652	747,296
SK Networks Co. Ltd.	185,007	545,068
SECURITY	NUMBER OF SHARES	VALUE ($)
SK oceanplant Co. Ltd. *	50,305	529,563
SK REITs Co. Ltd.	323,349	1,140,530
SL Corp.	27,496	646,567
SM Entertainment Co. Ltd.	19,499	1,338,232
SNT Motiv Co. Ltd.	25,612	438,568
Solid, Inc. *	80,514	389,113
SOLUM Co. Ltd. *	78,580	946,999
Soop Co. Ltd.	14,192	964,307
Soulbrain Co. Ltd. *	7,653	973,039
ST Pharm Co. Ltd.	22,530	1,178,170
Studio Dragon Corp. *	12,367	434,523
Sung Kwang Bend Co. Ltd.	33,753	641,420
Sungeel Hitech Co. Ltd. *	9,241	229,935
Sungwoo Hitech Co. Ltd.	82,761	286,261
Synopex, Inc. *	152,624	522,692
Taekwang Industrial Co. Ltd.	1,008	494,043
Taihan Electric Wire Co. Ltd. *	101,917	837,407
TCC Steel	31,312	624,999
TechWing, Inc.	58,541	1,512,646
TK Corp.	24,982	406,434
TKG Huchems Co. Ltd.	39,817	439,841
Tokai Carbon Korea Co. Ltd.	8,306	455,357
Unid Co. Ltd.	6,465	356,196
VT Co. Ltd. *	38,453	889,763
WONIK IPS Co. Ltd.	58,759	1,018,211
W-Scope Chungju Plant Co. Ltd. *	39,574	271,600
YG Entertainment, Inc.	20,320	875,084
Youlchon Chemical Co. Ltd.	23,351	447,738
Young Poong Corp. *	948	274,764
Youngone Corp. *	55,542	1,809,130
Youngone Holdings Co. Ltd.	9,827	610,619
Yuanta Securities Korea Co. Ltd. *	140,701	245,258
Zinus, Inc.	21,574	271,500
		192,553,252

Singapore 0.8%
AEM Holdings Ltd.	486,687	476,295
AIMS APAC REIT	1,138,085	1,037,845
Bumitama Agri Ltd.	530,495	322,513
CapitaLand China Trust	2,152,571	1,061,284
Capitaland India Trust	1,852,525	1,318,523
CDL Hospitality Trusts	1,648,572	947,245
Digital Core REIT Management Pte. Ltd.	1,710,331	966,337
Eagle Hospitality Trust *(b)	940,343	0
ESR-REIT	12,154,392	2,162,703
Far East Hospitality Trust	1,828,513	738,834
First Real Estate Investment Trust	1,977,488	388,519
First Resources Ltd.	953,151	1,031,732
Frasers Centrepoint Trust	2,032,787	3,089,572
Golden Agri-Resources Ltd.	11,710,279	2,170,500
iFAST Corp. Ltd.	295,594	1,884,719
Keppel Infrastructure Trust	7,914,253	2,581,755
Keppel Pacific Oak U.S. REIT *	1,499,116	314,814
Lendlease Global Commercial REIT	3,184,736	1,192,387
Manulife U.S. Real Estate Investment Trust *	3,747,497	273,567
OUE Real Estate Investment Trust	3,898,274	794,799
Paragon REIT	2,080,624	1,488,584
Parkway Life Real Estate Investment Trust	703,432	1,976,577
Prime U.S. REIT	1,819,813	254,774
Raffles Medical Group Ltd.	1,737,483	1,191,557
Riverstone Holdings Ltd.	1,008,144	754,912
Sheng Siong Group Ltd.	1,301,281	1,582,222
Singapore Post Ltd.	2,725,626	1,131,636
Starhill Global REIT	2,694,479	968,878
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
41

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stoneweg European Real Estate Investment Trust	604,362	942,805
UMS Integration Ltd.	1,151,081	870,479
		33,916,367

Spain 1.5%
Acerinox SA	367,251	4,319,755
Almirall SA	157,268	1,643,766
Atresmedia Corp. de Medios de Comunicacion SA	163,752	843,847
CIE Automotive SA	78,245	1,843,140
Construcciones y Auxiliar de Ferrocarriles SA	48,792	1,935,872
Distribuidora Internacional de Alimentacion SA *	21,815	401,571
Ence Energia y Celulosa SA	259,530	904,203
Faes Farma SA	581,758	2,020,796
Fluidra SA	168,291	3,882,004
Gestamp Automocion SA	295,118	814,880
Global Dominion Access SA	183,236	519,291
Indra Sistemas SA	168,946	3,682,754
Inmobiliaria Colonial Socimi SA	606,396	3,610,483
Laboratorios Farmaceuticos Rovi SA	38,685	2,140,365
Let's GOWEX SA *(b)	5,361	0
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,259,877	1,443,920
Logista Integral SA (a)	122,130	3,518,323
Melia Hotels International SA	189,266	1,445,766
Neinor Homes SA *	49,774	787,863
Pharma Mar SA *	24,272	2,418,269
Prosegur Cash SA	488,273	324,995
Prosegur Cia de Seguridad SA	261,131	527,944
Puig Brands SA, Class B *	181,699	3,364,558
Sacyr SA	889,179	3,116,396
Solaria Energia y Medio Ambiente SA *	150,006	1,227,770
Tecnicas Reunidas SA *	82,422	1,321,786
Unicaja Banco SA	2,758,945	4,797,477
Vidrala SA	44,841	4,616,832
Viscofan SA	70,628	4,473,297
		61,947,923

Sweden 5.8%
AddLife AB, B Shares	203,156	3,094,150
Addnode Group AB	225,979	2,225,036
AddTech AB, B Shares	414,950	12,508,297
AFRY AB	168,583	2,977,461
Alleima AB	345,696	3,039,907
Arjo AB, B Shares	417,100	1,522,294
Asmodee Group AB, Class B *	277,723	2,572,827
Atrium Ljungberg AB, B Shares	82,198	1,381,312
Attendo AB	219,153	1,275,914
Avanza Bank Holding AB	234,473	7,033,032
Beijer Alma AB	81,056	1,498,031
Betsson AB, Class B *	218,616	3,306,396
Better Collective AS *	72,705	746,345
Bilia AB, A Shares	112,879	1,437,393
Billerud Aktiebolag	409,060	4,557,347
BioArctic AB *(a)	46,508	1,059,688
Biotage AB	100,498	1,043,821
BoneSupport Holding AB *	116,258	4,178,101
Boozt AB *	102,618	1,156,652
Bravida Holding AB	378,720	3,250,929
Bufab AB	49,067	2,067,788
Bure Equity AB	100,560	3,332,922
Camurus AB *(a)	59,780	3,703,151
SECURITY	NUMBER OF SHARES	VALUE ($)
Catena AB	74,151	3,080,674
Cibus Nordic Real Estate AB publ (a)	113,967	1,723,556
Clas Ohlson AB, B Shares	69,798	1,574,748
Cloetta AB, B Shares	377,021	972,835
Corem Property Group AB, B Shares	1,128,419	547,649
Dios Fastigheter AB *	185,988	1,241,352
Dometic Group AB	603,004	2,873,159
Electrolux AB, B Shares *	391,057	3,342,623
Electrolux Professional AB, B Shares	423,260	2,968,904
Elekta AB, B Shares (a)	638,908	3,514,408
Embracer Group AB *	277,723	3,119,989
Fabege AB	413,750	3,310,740
Fagerhult Group AB	134,419	571,604
Fortnox AB	915,190	5,872,166
Granges AB	196,308	2,496,115
Hemnet Group AB	147,739	5,559,944
Hexatronic Group AB *	344,414	993,610
Hexpol AB	462,536	4,524,064
HMS Networks AB	56,588	2,570,289
Hufvudstaden AB, A Shares	194,950	2,211,895
Instalco AB	445,720	1,401,711
Investment AB Oresund	56,247	594,164
INVISIO AB	67,363	2,346,859
JM AB	118,552	1,670,866
Kinnevik AB, Class B *	447,394	3,621,211
Lagercrantz Group AB, B Shares	354,460	7,462,246
Lindab International AB	128,372	2,367,715
Loomis AB	128,974	4,983,504
Medicover AB, B Shares	87,228	1,698,228
MEKO AB	78,026	879,465
MIPS AB	49,283	2,244,915
Modern Times Group MTG AB, B Shares *	164,993	1,867,393
Munters Group AB	241,597	3,013,464
Mycronic AB	140,222	5,927,541
NCAB Group AB (a)	333,528	1,503,114
NCC AB, B Shares	175,612	3,189,941
Nolato AB, B Shares	290,094	1,652,453
Nordnet AB publ	304,478	6,892,172
Norion Bank AB *	103,549	395,479
NP3 Fastigheter AB	61,701	1,511,617
Nyfosa AB *	292,876	2,711,840
Pandox AB	195,097	3,634,750
Peab AB, B Shares	307,222	2,313,802
Platzer Fastigheter Holding AB, B Shares	112,713	883,007
Ratos AB, B Shares	362,760	1,278,012
Samhallsbyggnadsbolaget i Norden AB (a)	2,197,023	839,302
Scandic Hotels Group AB	278,989	2,209,021
Sdiptech AB, B Shares *	68,135	1,330,318
Sectra AB, Class B *	281,611	6,202,729
Sinch AB *	1,167,303	2,577,068
SkiStar AB	75,277	1,185,067
Stillfront Group AB *	825,975	512,046
Storskogen Group AB, B Shares	2,569,638	3,579,746
Systemair AB	118,244	897,699
Thule Group AB	180,331	5,818,917
Troax Group AB	72,885	1,311,714
Truecaller AB, B Shares	463,413	3,518,194
Vitec Software Group AB, B Shares	67,931	3,799,924
Vitrolife AB	138,032	2,533,028
Volati AB	44,916	467,775
Wallenstam AB, B Shares	735,479	3,268,004
Wihlborgs Fastigheter AB	492,013	4,798,629
		232,933,768

See financial notes
42
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 4.0%
Accelleron Industries AG	174,286	8,271,462
Allreal Holding AG	27,507	5,249,881
ALSO Holding AG	10,566	3,261,436
ams-OSRAM AG *	187,070	1,979,656
APG SGA SA	2,068	490,498
Arbonia AG *	98,732	1,372,235
Aryzta AG *	1,713,278	3,524,349
Autoneum Holding AG	5,279	767,642
Basilea Pharmaceutica Ag Allschwil *	22,769	1,189,868
Bell Food Group AG	3,513	975,347
Bossard Holding AG, Class A	11,175	2,489,526
Bucher Industries AG	11,950	5,079,329
Burckhardt Compression Holding AG	5,746	3,980,327
Bystronic AG	2,390	805,276
Cembra Money Bank AG	54,848	5,875,377
Comet Holding AG	13,841	4,019,221
COSMO Pharmaceuticals NV	16,249	1,183,219
Daetwyler Holding AG	13,591	1,882,932
DocMorris AG *(a)	20,930	474,622
dormakaba Holding AG	5,655	4,086,517
EFG International AG *	181,212	2,811,824
Forbo Holding AG	1,569	1,613,779
Galenica AG	90,392	8,084,937
Huber & Suhner AG	28,968	2,504,299
Implenia AG	27,642	1,118,241
Inficon Holding AG	3,568	4,571,469
Interroll Holding AG	1,272	3,052,236
Intershop Holding AG	10,283	1,577,353
Investis Holding SA	5,487	675,042
Kardex Holding AG	10,801	3,124,479
Komax Holding AG	7,303	1,006,920
Landis & Gyr Group AG *	44,096	2,468,105
LEM Holding SA	909	847,292
Leonteq AG (a)	19,237	384,207
Medacta Group SA	11,087	1,612,208
Medartis Holding AG *	7,895	646,651
Medmix AG	44,826	557,437
Mobimo Holding AG	13,393	4,571,952
Montana Aerospace AG *	56,635	1,098,490
OC Oerlikon Corp. AG Pfaffikon	345,624	1,567,518
PolyPeptide Group AG *	27,221	621,505
Rieter Holding AG	5,600	540,604
Schweiter Technologies AG	1,789	884,338
Sensirion Holding AG *	19,147	1,292,383
SFS Group AG	33,978	4,398,593
Siegfried Holding AG *	7,513	8,002,209
SKAN Group AG	19,744	1,595,276
Softwareone Holding AG *	194,958	1,322,408
St. Galler Kantonalbank AG	5,250	2,758,105
Stadler Rail AG	98,024	2,216,336
Sulzer AG	31,965	5,526,783
Sunrise Communications AG, Class A *	120,691	5,571,383
Swissquote Group Holding SA	19,643	7,968,233
u-blox Holding AG	12,731	1,070,970
Valiant Holding AG	29,504	3,786,715
Vetropack Holding AG	22,688	700,317
Vontobel Holding AG	52,039	3,823,980
VP Bank AG, Class A	5,649	502,133
VZ Holding AG	24,756	4,170,587
Ypsomed Holding AG	6,595	2,558,326
Zehnder Group AG	16,500	983,874
		161,148,217

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 11.5%
4imprint Group PLC	54,311	3,556,054
abrdn PLC	3,348,755	6,685,392
AG Barr PLC	197,977	1,505,667
AJ Bell PLC	598,262	3,160,098
Alphawave IP Group PLC *(a)	616,550	944,015
AO World PLC *	588,819	717,686
Ashmore Group PLC	823,376	1,539,579
ASOS PLC *	133,681	562,540
Assura PLC	6,004,461	3,154,246
Aston Martin Lagonda Global Holdings PLC *(a)	419,945	438,353
Auction Technology Group PLC *	175,091	1,256,655
Babcock International Group PLC	471,657	3,982,010
Bakkavor Group PLC	317,226	601,150
Balfour Beatty PLC	955,414	5,586,773
Baltic Classifieds Group PLC	726,572	3,147,127
Bellway PLC	218,384	6,434,487
Big Yellow Group PLC	350,712	4,102,453
Bodycote PLC	334,389	2,698,903
Breedon Group PLC	518,527	2,859,715
Bridgepoint Group PLC	614,161	2,695,795
Bytes Technology Group PLC	438,569	2,316,027
C&C Group PLC	726,230	1,340,557
Carnival PLC *	268,710	5,775,566
Chemring Group PLC	496,351	2,334,300
Clarkson PLC	52,242	2,914,075
Close Brothers Group PLC *	290,864	1,212,258
CLS Holdings PLC	298,871	263,426
CMC Markets PLC	190,011	491,663
Coats Group PLC	2,982,577	3,278,560
Computacenter PLC	119,832	3,238,022
Cranswick PLC	99,171	6,112,440
Crest Nicholson Holdings PLC	465,793	922,569
Currys PLC *	1,941,795	2,226,181
Deliveroo PLC *	2,159,741	3,703,872
Derwent London PLC	209,186	4,843,860
Direct Line Insurance Group PLC	2,430,789	8,496,576
Diversified Energy Co. PLC	87,782	1,168,309
Domino's Pizza Group PLC	728,289	2,666,708
Dowlais Group PLC	2,532,003	2,215,778
Dr. Martens PLC	1,083,565	895,709
Drax Group PLC	694,734	5,336,120
Dunelm Group PLC	254,532	3,120,007
easyJet PLC	721,254	4,589,873
Elementis PLC	1,102,869	2,096,902
Energean PLC	253,112	3,234,864
Essentra PLC	530,682	779,130
Evoke PLC *(a)	710,882	612,253
FDM Group Holdings PLC	163,549	449,963
Finablr PLC *(b)	225,475	0
Firstgroup PLC	1,166,810	2,346,293
Frasers Group PLC *	188,798	1,489,346
Future PLC	208,115	2,392,497
Games Workshop Group PLC	61,302	11,037,937
Genuit Group PLC	463,418	2,088,975
Genus PLC	123,964	2,875,163
Grafton Group PLC	328,880	3,452,013
Grainger PLC	1,372,309	3,585,480
Great Portland Estates PLC	646,974	2,228,032
Greencore Group PLC	830,254	2,030,194
Greggs PLC	190,029	5,029,558
Halfords Group PLC	401,623	615,947
Hammerson PLC	911,656	3,126,910
Harbour Energy PLC	1,180,005	3,371,286
Hays PLC	2,911,543	2,579,078
Helical PLC	221,891	520,790
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
43

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Helios Towers PLC *	1,718,045	2,113,520
Hill & Smith PLC	157,133	3,782,967
Hilton Food Group PLC	155,475	1,673,801
Hochschild Mining PLC *	604,630	1,396,260
Home REIT PLC *(b)	1,478,309	204,755
Ibstock PLC	728,250	1,502,006
IG Group Holdings PLC	666,848	7,993,575
Inchcape PLC	678,600	5,801,775
Indivior PLC *	220,303	1,940,374
IntegraFin Holdings PLC	545,348	2,221,392
International Distribution Services PLC	1,233,553	5,666,174
International Workplace Group PLC	1,402,651	3,521,697
Investec PLC	1,150,128	7,487,105
IP Group PLC *	1,855,877	1,006,004
Ithaca Energy PLC	344,018	619,433
ITV PLC	7,173,809	6,422,389
J D Wetherspoon PLC	160,081	1,197,301
John Wood Group PLC *	1,271,812	593,800
Johnson Matthey PLC	323,825	5,830,740
JTC PLC	291,955	3,521,751
Jupiter Fund Management PLC	788,662	728,894
Just Group PLC	1,926,280	4,050,542
Kainos Group PLC	181,369	1,591,743
Keller Group PLC	134,367	2,202,829
Lancashire Holdings Ltd.	449,671	3,499,134
Lion Finance Group PLC	67,427	4,491,245
Liontrust Asset Management PLC	114,983	594,325
LondonMetric Property PLC	3,640,074	8,543,451
Man Group PLC	2,160,514	5,794,473
Marshalls PLC	463,018	1,428,372
Mitchells & Butlers PLC *	477,708	1,329,328
Mitie Group PLC	2,343,716	3,435,067
Mobico Group PLC *	982,676	843,244
Molten Ventures PLC *	323,491	1,238,263
MONY Group PLC	994,105	2,445,874
Moonpig Group PLC	638,348	1,728,117
Morgan Advanced Materials PLC	530,527	1,432,887
Morgan Sindall Group PLC	79,535	3,334,876
NCC Group PLC	591,238	970,772
Ninety One PLC	622,283	1,099,317
Ocado Group PLC *	1,107,950	3,624,404
OSB Group PLC	695,270	3,886,992
Oxford Instruments PLC	108,206	2,610,502
Oxford Nanopore Technologies PLC *(a)	1,287,762	1,825,792
Pagegroup PLC	578,767	2,324,726
Paragon Banking Group PLC	377,044	3,589,145
Pennon Group PLC	808,874	4,265,449
Petershill Partners PLC	473,685	1,580,566
Pets at Home Group PLC	872,361	2,583,514
Picton Property Income Ltd.	1,009,548	823,719
Playtech PLC *	573,623	5,294,290
Plus500 Ltd.	127,912	4,516,131
Premier Foods PLC	1,213,938	2,809,437
Primary Health Properties PLC	2,440,034	2,888,025
PureTech Health PLC *	392,681	712,988
PZ Cussons PLC	417,023	414,824
QinetiQ Group PLC	931,615	4,741,437
Quilter PLC	2,487,093	4,747,538
Rank Group PLC	397,281	397,187
Rathbones Group PLC	107,132	2,169,115
Renishaw PLC	63,001	2,292,570
RHI Magnesita NV	34,445	1,444,268
Rotork PLC	1,563,225	6,436,451
Safestore Holdings PLC	396,605	3,026,273
Savills PLC	246,273	3,224,983
Senior PLC	789,542	1,606,548
Serco Group PLC	1,942,161	3,995,899
Shaftesbury Capital PLC	2,777,454	4,322,575
SECURITY	NUMBER OF SHARES	VALUE ($)
SIG PLC *	1,175,227	178,166
Sirius Real Estate Ltd.	2,767,247	2,742,205
Softcat PLC	243,398	4,621,634
Spectris PLC	185,125	6,708,618
Spire Healthcare Group PLC	522,363	1,489,765
Spirent Communications PLC *	1,075,820	2,512,816
SSP Group PLC	1,466,589	3,076,526
Supermarket Income REIT PLC	2,311,222	2,057,493
Synthomer PLC *	218,911	358,885
Tate & Lyle PLC	706,577	4,848,788
TBC Bank Group PLC	81,958	4,437,486
Telecom Plus PLC	132,118	2,811,421
THG PLC *(a)	1,677,609	701,726
TI Fluid Systems PLC	650,194	1,607,910
TP ICAP Group PLC	1,419,856	4,666,186
Trainline PLC *	855,562	3,302,941
Travis Perkins PLC	388,905	3,192,775
Tritax Big Box REIT PLC	4,591,874	8,516,672
Trustpilot Group PLC *	662,134	2,538,694
Tullow Oil PLC *(a)	2,182,332	416,304
Vesuvius PLC	388,617	2,003,793
Victrex PLC	163,733	1,904,958
Vistry Group PLC *	572,921	4,418,533
Volution Group PLC	353,504	2,278,985
Watches of Switzerland Group PLC *	428,186	2,564,198
WH Smith PLC	242,121	3,533,403
Wickes Group PLC	465,372	930,525
Workspace Group PLC	252,321	1,372,506
Zigup PLC	414,217	1,622,055
		459,884,652
Total Common Stocks (Cost $3,661,376,360)		3,995,173,780

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA	15,710	888,809
Sixt SE	30,850	1,915,416
		2,804,225

Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	70,298	1,685,185

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	39,791	435,201

Sweden 0.0%
Corem Property Group AB	24,523	559,672
Total Preferred Stocks (Cost $4,692,933)		5,484,283

RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
IsuPetasys Co. Ltd.
expires 04/10/25, strike KRW 33,500.00 *(b)	13,479	38,238
Total Rights (Cost $0)		38,238

See financial notes
44
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Opthea Ltd.
expires 06/30/26 *	332,101	107,389

Italy 0.0%
Fincantieri SpA
expires 09/30/26 *	83,943	67,318
Webuild SpA
expires 08/02/30 *(a)(b)	41,766	138,389
		205,707
Total Warrants (Cost $0)		313,096

SHORT-TERM INVESTMENTS 2.5% OF NET ASSETS

Money Market Funds 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (c)	2,581,079	2,581,079
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (c)(d)	95,378,086	95,378,086
		97,959,165
Total Short-Term Investments (Cost $97,959,165)		97,959,165

Total Investments in Securities (Cost $3,764,028,458)		4,098,968,562

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/21/25	119	14,456,120	326,030

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $88,500,831.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
KRW —	South Korean Won

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	23.0%
Financials	13.1%
Materials	11.8%
Consumer Discretionary	10.5%
Information Technology	9.8%
Real Estate	9.0%
Health Care	5.9%
Energy	4.9%
Consumer Staples	4.5%
Utilities	3.6%
Communication Services	3.6%
Short-Term Investments	2.4%
Total	102.1%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,937,807,036	$—	$—	$2,937,807,036
Australia	271,225,736	—	4,454,760 *	275,680,496
Hong Kong	33,384,054	—	0 *	33,384,054
Republic of Korea	192,553,252	—	0 *	192,553,252
Singapore	33,916,367	—	0 *	33,916,367
Spain	61,947,923	—	0 *	61,947,923
United Kingdom	459,679,897	—	204,755 *	459,884,652
Preferred Stocks[1]	5,484,283	—	—	5,484,283
Rights
Republic of Korea	—	—	38,238	38,238
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
45

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Warrants[1]	$107,389	$—	$—	$107,389
Italy	67,318	—	138,389	205,707
Short-Term Investments[1]	97,959,165	—	—	97,959,165
Futures Contracts[2]	326,030	—	—	326,030
Total	$4,094,458,450	$—	$4,836,142	$4,099,294,592

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
46
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $3,764,028,458) including securities on loan of $88,500,831		$4,098,968,562
Foreign currency, at value (cost $2,500,262)		2,476,184
Deposit with broker for futures contracts		533,597
Receivables:
Dividends		6,466,124
Foreign tax reclaims		2,596,378
Income from securities on loan		192,609
Variation margin on future contracts		24,635
Investments sold	+	2,406
Total assets		4,111,260,495

Liabilities
Collateral held for securities on loan		95,378,086
Payables:
Management fees		327,815
Foreign capital gains tax	+	108,163
Total liabilities		95,814,064
Net assets		$4,015,446,431

Net Assets by Source
Capital received from investors		$4,115,410,647
Total distributable loss	+	(99,964,216)
Net assets		$4,015,446,431

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,015,446,431		112,500,000		$35.69

See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
47

Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $4,602,843)		$38,924,414
Income from non-cash dividends - unaffiliated issuers		3,783,862
Other Interest		21,605
Interest received from securities - unaffiliated issuers		5,939
Securities on loan, net	+	1,329,816
Total investment income		44,065,636

Expenses
Management fees		2,213,980
Professional fees	+	14,883 [1]
Total expenses		2,228,863
Expense reduction	–	14,883 [1]
Net expenses	–	2,213,980
Net investment income		41,851,656

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $2,547)		(19,343,805)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		38,440,399
Net realized losses on futures contracts		(579,286)
Net realized losses on foreign currency transactions	+	(817,009)
Net realized gains		17,700,299
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of ($94,464))		(167,518,324)
Net change in unrealized appreciation (depreciation) on futures contracts		(250,792)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(263,967)
Net change in unrealized appreciation (depreciation)	+	(168,033,083)
Net realized and unrealized losses		(150,332,784)
Decrease in net assets resulting from operations		($108,481,128 )

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
48
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$41,851,656	$106,266,510
Net realized gains (losses)		17,700,299	(31,361,253)
Net change in unrealized appreciation (depreciation)	+	(168,033,083)	476,151,058
Increase (decrease) in net assets resulting from operations		($108,481,128 )	$551,056,315

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($130,075,880 )	($110,034,770 )

TRANSACTIONS IN FUND SHARES
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,900,000	$102,018,553	4,800,000	$156,383,101
Shares redeemed	+	(3,200,000)	(114,946,062)	(2,700,000)	(97,011,060)
Net transactions in fund shares		(300,000)	($12,927,509 )	2,100,000	$59,372,041

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		112,800,000	$4,266,930,948	110,700,000	$3,766,537,362
Total increase (decrease)	+	(300,000)	(251,484,517)	2,100,000	500,393,586
End of period		112,500,000	$4,015,446,431	112,800,000	$4,266,930,948
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
49

Schwab Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$27.23	$24.62	$25.22	$31.64	$27.11	$24.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.69	0.75	0.93	0.63	0.79
Net realized and unrealized gains (losses)	0.57	2.78	(0.62)	(6.63)	4.64	2.34
Total from investment operations	0.79	3.47	0.13	(5.70)	5.27	3.13
Less distributions:
Distributions from net investment income	(0.77)	(0.86)	(0.73)	(0.72)	(0.74)	(0.84)
Net asset value at end of period	$27.25	$27.23	$24.62	$25.22	$31.64	$27.11
Total return	2.89%[2]	14.57%	0.61%	(18.32%)	19.53%	12.76%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11%[3]	0.11%	0.11%[4]	0.11%[4]	0.11%	0.12%[5]
Net investment income (loss)	1.59%[3]	2.73%	3.09%	3.33%	2.04%	3.16%
Portfolio turnover rate[6]	3%[2]	8%	13%	13%	15%	15%
Net assets, end of period (x 1,000,000)	$9,282	$9,089	$8,463	$8,557	$9,505	$7,196

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended August 31, 2020, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
50
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.3% OF NET ASSETS

Brazil 3.0%
Allos SA	553,632	1,706,604
Alupar Investimento SA	138,417	651,222
Ambev SA	5,210,833	10,850,537
Atacadao SA	651,635	805,036
Auren Energia SA	494,295	656,140
Automob Participacoes SA *	494,643	21,072
B3 SA - Brasil Bolsa Balcao	6,500,312	11,519,680
Banco Bradesco SA	1,827,322	3,225,876
Banco BTG Pactual SA	1,419,507	7,638,755
Banco do Brasil SA	2,040,757	9,496,988
Banco Santander Brasil SA	455,450	1,954,978
BB Seguridade Participacoes SA	819,843	5,286,335
BRF SA	800,321	2,445,217
Caixa Seguridade Participacoes SA	577,367	1,495,438
CCR SA	1,443,640	2,878,178
Centrais Eletricas Brasileiras SA	1,512,099	9,847,904
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	537,087	8,692,600
Cia Energetica de Minas Gerais	180,938	476,047
Cia Paranaense de Energia - Copel	913,134	1,386,389
Cia Siderurgica Nacional SA	761,697	1,105,846
Cosan SA	1,589,769	1,920,672
CPFL Energia SA	246,105	1,471,136
CSN Mineracao SA	672,367	584,318
Embraer SA *	878,256	10,434,014
Energisa SA	391,439	2,538,667
Eneva SA *	355,862	714,331
Engie Brasil Energia SA	223,163	1,413,473
Equatorial Energia SA	1,168,830	5,987,055
GPS Participacoes e Empreendimentos SA	530,091	1,214,914
Grupo Mateus SA	522,455	567,992
Hapvida Participacoes e Investimentos SA *	5,880,453	2,114,298
Hypera SA	468,446	1,520,643
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	59,274	130,295
Itau Unibanco Holding SA	572,188	2,784,645
JBS SA	1,353,596	7,147,983
Klabin SA	1,083,858	3,651,337
Localiza Rent a Car SA	1,183,782	5,668,275
Lojas Renner SA	1,293,904	2,498,071
M Dias Branco SA	163,931	627,399
Magazine Luiza SA *	399,844	487,158
Marfrig Global Foods SA	375,972	873,221
Multiplan Empreendimentos Imobiliarios SA	357,062	1,274,678
Natura & Co. Holding SA	1,166,136	2,569,334
Neoenergia SA	289,126	958,252
Petroleo Brasileiro SA	4,452,912	29,630,436
Porto Seguro SA	216,439	1,402,234
PRIO SA *	948,576	6,169,745
Raia Drogasil SA	1,638,641	4,852,957
Rede D'Or Sao Luiz SA	1,033,735	4,789,513
Rumo SA	1,503,122	4,336,348
Santos Brasil Participacoes SA	764,386	1,740,172
Sao Martinho SA	195,602	705,614
Sendas Distribuidora SA	1,670,587	1,898,750
SLC Agricola SA	241,936	743,721
Smartfit Escola de Ginastica e Danca SA	142,735	433,909
SECURITY	NUMBER OF SHARES	VALUE ($)
Suzano SA	814,803	7,818,277
Telefonica Brasil SA	499,986	4,118,484
TIM SA	924,204	2,546,541
TOTVS SA	594,913	3,544,033
Transmissora Alianca de Energia Eletrica SA	276,985	1,547,642
Ultrapar Participacoes SA	1,043,064	2,955,807
Usinas Siderurgicas de Minas Gerais SA Usiminas	305,144	294,303
Vale SA	4,362,208	40,994,423
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	429,615	278,918
Vibra Energia SA	1,334,875	3,871,445
WEG SA	1,770,768	14,610,307
		280,576,582

Chile 0.5%
Aguas Andinas SA, Class A	4,309,244	1,424,581
Banco de Chile	54,137,979	7,039,990
Banco de Credito e Inversiones SA	106,750	3,618,360
Banco Itau Chile SA	94,191	1,123,345
Banco Santander Chile	77,469,529	4,213,564
Cencosud SA	1,592,247	4,214,343
Cencosud Shopping SA	669,813	1,250,808
Cia Cervecerias Unidas SA	175,665	1,223,935
Cia Sud Americana de Vapores SA	23,142,132	1,343,678
Colbun SA	9,821,126	1,417,777
Empresas CMPC SA	1,591,382	2,705,370
Empresas Copec SA	568,070	4,023,365
Enel Americas SA	23,149,227	2,110,585
Enel Chile SA	30,966,963	2,055,555
Falabella SA	1,055,687	4,152,617
Latam Airlines Group SA	235,339,471	3,791,529
Plaza SA	952,500	1,893,292
Quinenco SA	328,879	1,221,415
		48,824,109

China 34.1%
360 Security Technology, Inc., A Shares	574,500	874,447
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	132,900	275,001
3peak, Inc., A Shares *	10,330	152,559
3SBio, Inc. *	2,411,885	2,276,504
Accelink Technologies Co. Ltd., A Shares	72,700	544,411
ACM Research Shanghai, Inc., A Shares	13,581	198,895
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	53,140	1,488,493
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	292,240
AECC Aviation Power Co. Ltd., A Shares	207,500	999,294
Agricultural Bank of China Ltd., A Shares	7,300,200	5,135,381
Agricultural Bank of China Ltd., H Shares	37,612,829	22,394,059
Aier Eye Hospital Group Co. Ltd., A Shares	787,344	1,500,721
Air China Ltd., A Shares *	861,400	855,193
Air China Ltd., H Shares *(a)	1,865,943	1,190,134
Aisino Corp., A Shares	52,300	67,414
Akeso, Inc. *	852,486	7,997,024
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
51

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Alibaba Group Holding Ltd.	20,362,626	333,856,467
Alibaba Health Information Technology Ltd. *(a)	7,224,428	4,654,328
Alibaba Pictures Group Ltd. *	17,451,281	1,234,258
All Winner Technology Co. Ltd., A Shares	54,900	410,213
Alpha Group, A Shares *	162,500	199,210
Aluminum Corp. of China Ltd., A Shares	1,142,200	1,119,873
Aluminum Corp. of China Ltd., H Shares	4,532,126	2,640,073
Amlogic Shanghai Co. Ltd., A Shares *	40,017	464,232
An Hui Wenergy Co. Ltd., A Shares	148,100	149,470
Angang Steel Co. Ltd., H Shares *	2,890,577	635,618
Angel Yeast Co. Ltd., A Shares	93,800	462,276
Angelalign Technology, Inc.	56,828	450,882
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	173,699
Anhui Conch Cement Co. Ltd., A Shares	369,900	1,179,817
Anhui Conch Cement Co. Ltd., H Shares	1,412,351	3,859,379
Anhui Expressway Co. Ltd., H Shares	811,367	1,089,265
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	2,594,067
Anhui Jianghuai Automobile Group Corp. Ltd., A Shares	179,400	831,495
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	103,930
Anhui Xinhua Media Co. Ltd., A Shares	178,100	166,315
Anhui Yingjia Distillery Co. Ltd., A Shares	30,900	239,021
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	321,009
Anjoy Foods Group Co. Ltd., A Shares	30,300	331,605
Anker Innovations Technology Co. Ltd., A Shares	15,300	234,098
ANTA Sports Products Ltd.	1,494,462	16,777,025
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	279,813
APT Medical, Inc., A Shares	7,994	390,276
Asymchem Laboratories Tianjin Co. Ltd., A Shares	21,280	238,229
Autobio Diagnostics Co. Ltd., A Shares	26,100	144,269
Autohome, Inc., ADR	77,404	2,224,591
Avary Holding Shenzhen Co. Ltd., A Shares	76,700	421,124
AVIC Industry-Finance Holdings Co. Ltd., A Shares	739,700	345,884
AviChina Industry & Technology Co. Ltd., H Shares	3,071,050	1,524,369
Avicopter PLC, A Shares	57,300	284,278
BAIC BluePark New Energy Technology Co. Ltd., A Shares *	460,900	498,660
BAIC Motor Corp. Ltd., H Shares	2,988,650	918,520
Baidu, Inc., A Shares *	2,660,077	28,562,519
Baiyin Nonferrous Group Co. Ltd., A Shares	425,800	158,232
Bank of Beijing Co. Ltd., A Shares	1,779,500	1,425,054
Bank of Changsha Co. Ltd., A Shares	372,400	437,634
Bank of Chengdu Co. Ltd., A Shares	147,900	325,510
Bank of China Ltd., A Shares	3,825,800	2,832,935
Bank of China Ltd., H Shares	100,194,174	56,819,431
Bank of Communications Co. Ltd., A Shares	3,325,200	3,287,559
Bank of Communications Co. Ltd., H Shares	8,897,926	7,551,766
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Guiyang Co. Ltd., A Shares	407,200	320,509
Bank of Hangzhou Co. Ltd., A Shares	563,500	1,113,470
Bank of Jiangsu Co. Ltd., A Shares	1,634,000	2,045,707
Bank of Nanjing Co. Ltd., A Shares	991,100	1,372,649
Bank of Ningbo Co. Ltd., A Shares	569,760	1,896,973
Bank of Qingdao Co. Ltd., A Shares	563,500	315,264
Bank of Shanghai Co. Ltd., A Shares	1,284,870	1,649,133
Bank of Zhengzhou Co. Ltd., A Shares *	788,387	211,893
Baoshan Iron & Steel Co. Ltd., A Shares	2,084,132	2,023,388
BBMG Corp., A Shares	1,808,200	419,038
BeiGene Ltd. *	940,366	20,158,042
BeiGene Ltd., Class A *	19,223	628,443
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	697,900	288,058
Beijing Capital International Airport Co. Ltd., H Shares *	2,456,792	868,794
Beijing Dabeinong Technology Group Co. Ltd., A Shares	396,500	222,376
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	302,296
Beijing E-Hualu Information Technology Co. Ltd., A Shares *	73,800	275,262
Beijing Enlight Media Co. Ltd., A Shares	270,800	887,869
Beijing Enterprises Holdings Ltd.	507,127	1,747,702
Beijing Enterprises Water Group Ltd.	5,444,798	1,589,364
Beijing Jetsen Technology Co. Ltd., A Shares *	319,000	262,022
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,269,201	548,588
Beijing Kingsoft Office Software, Inc., A Shares	39,574	1,878,646
Beijing New Building Materials PLC, A Shares	164,100	648,295
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares *	157,600	255,227
Beijing Originwater Technology Co. Ltd., A Shares	349,277	228,938
Beijing Roborock Technology Co. Ltd., A Shares	16,044	525,813
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	264,339
Beijing Shougang Co. Ltd., A Shares	663,900	311,350
Beijing Shunxin Agriculture Co. Ltd., A Shares *	70,600	168,548
Beijing Sinnet Technology Co. Ltd., A Shares	130,100	346,812
Beijing Tiantan Biological Products Corp. Ltd., A Shares	163,920	445,733
Beijing Tong Ren Tang Co. Ltd., A Shares	138,600	686,106
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	378,846
Beijing United Information Technology Co. Ltd., A Shares	71,905	267,109
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares	45,750	420,828
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	504,745
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	99,714
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares	117,530	188,562
See financial notes
52
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	2,338,200	1,753,838
Beiqi Foton Motor Co. Ltd., A Shares *	478,100	153,411
Bestechnic Shanghai Co. Ltd., A Shares	9,060	428,616
Bethel Automotive Safety Systems Co. Ltd., A Shares	54,740	431,612
BGI Genomics Co. Ltd., A Shares	28,700	231,960
Bilibili, Inc., Z Shares *	342,786	6,889,661
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	227,997
Blue Moon Group Holdings Ltd. (a)	2,014,055	805,467
Bluefocus Intelligent Communications Group Co. Ltd., A Shares	275,100	326,308
BOC International China Co. Ltd., A Shares	46,400	67,444
BOE Technology Group Co. Ltd., A Shares	3,301,700	1,951,351
BOE Technology Group Co. Ltd., B Shares	1,135,450	419,050
Bosideng International Holdings Ltd.	4,549,211	2,217,130
Bright Dairy & Food Co. Ltd., A Shares	43,000	48,881
Brilliance China Automotive Holdings Ltd.	3,702,000	1,975,606
BTG Hotels Group Co. Ltd., A Shares	102,500	185,391
BYD Co. Ltd., A Shares	151,100	7,496,829
BYD Co. Ltd., H Shares	1,316,423	62,905,264
BYD Electronic International Co. Ltd.	915,516	5,898,200
By-health Co. Ltd., A Shares	78,200	124,390
C&D International Investment Group Ltd.	905,332	1,797,509
C&S Paper Co. Ltd., A Shares	151,300	134,234
Caida Securities Co. Ltd., A Shares	256,100	235,993
Caitong Securities Co. Ltd., A Shares	479,260	520,495
Cambricon Technologies Corp. Ltd., A Shares *	36,040	3,634,566
Camel Group Co. Ltd., A Shares	173,400	209,006
Canmax Technologies Co. Ltd., A Shares	73,320	236,975
CanSino Biologics, Inc., H Shares *	136,868	655,608
Capital Securities Co. Ltd., A Shares	94,900	275,751
Cathay Biotech, Inc., A Shares	26,059	169,521
CCOOP Group Co. Ltd., A Shares *	1,545,500	644,263
CECEP Solar Energy Co. Ltd., A Shares	345,200	209,225
CECEP Wind-Power Corp., A Shares	627,120	253,684
Central China Securities Co. Ltd., A Shares	679,700	384,003
Central China Securities Co. Ltd., H Shares	787,000	169,008
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	204,908
CGN Power Co. Ltd., A Shares	656,300	325,785
CGN Power Co. Ltd., H Shares	13,709,194	4,266,219
Changchun High-Tech Industry Group Co. Ltd., A Shares	41,300	537,902
Changjiang Securities Co. Ltd., A Shares	519,400	457,966
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	467,070
Chaozhou Three-Circle Group Co. Ltd., A Shares	176,408	940,997
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	256,098
Chengxin Lithium Group Co. Ltd., A Shares	81,300	148,719
Chifeng Jilong Gold Mining Co. Ltd., A Shares	145,100	362,524
SECURITY	NUMBER OF SHARES	VALUE ($)
China Baoan Group Co. Ltd., A Shares	261,200	306,239
China Bohai Bank Co. Ltd., H Shares *	4,042,942	447,107
China Cinda Asset Management Co. Ltd., H Shares	10,300,352	1,523,231
China CITIC Bank Corp. Ltd., A Shares	2,008,000	1,899,912
China CITIC Bank Corp. Ltd., H Shares	11,267,705	8,287,954
China CITIC Financial Asset Management Co. Ltd., H Shares *	18,288,488	1,740,305
China Coal Energy Co. Ltd., A Shares	481,800	668,602
China Coal Energy Co. Ltd., H Shares	2,558,920	2,642,336
China Communications Services Corp. Ltd., H Shares	3,208,064	1,967,783
China Conch Venture Holdings Ltd.	1,547,565	1,335,326
China Construction Bank Corp., A Shares	785,200	916,285
China Construction Bank Corp., H Shares	112,021,744	94,930,019
China CSSC Holdings Ltd., A Shares	395,400	1,673,220
China Eastern Airlines Corp. Ltd., A Shares *	1,260,000	661,744
China Eastern Airlines Corp. Ltd., H Shares *	1,809,684	616,687
China Energy Engineering Corp. Ltd., A Shares	3,005,008	947,751
China Energy Engineering Corp. Ltd., H Shares	5,928,677	739,512
China Enterprise Co. Ltd., A Shares	459,900	175,950
China Everbright Bank Co. Ltd., A Shares	4,019,800	2,072,587
China Everbright Bank Co. Ltd., H Shares	4,257,574	1,719,126
China Everbright Environment Group Ltd.	4,871,669	2,061,055
China Everbright Ltd.	1,159,092	770,592
China Feihe Ltd.	5,024,165	3,630,915
China Film Co. Ltd., A Shares	162,200	237,098
China Galaxy Securities Co. Ltd., A Shares	559,800	1,278,876
China Galaxy Securities Co. Ltd., H Shares	4,458,118	4,500,254
China Gas Holdings Ltd.	3,643,119	3,162,226
China Great Wall Securities Co. Ltd., A Shares	279,900	311,659
China Greatwall Technology Group Co. Ltd., A Shares *	301,900	670,240
China Green Electricity Investment of Tianjin Co. Ltd., A Shares	177,500	201,778
China Hongqiao Group Ltd.	3,176,353	5,064,846
China International Capital Corp. Ltd., A Shares	88,600	428,509
China International Capital Corp. Ltd., H Shares	1,814,818	3,435,237
China International Marine Containers Group Co. Ltd., H Shares	1,007,965	685,673
China Jinmao Holdings Group Ltd.	8,711,259	1,243,425
China Jushi Co. Ltd., A Shares	377,777	589,520
China Lesso Group Holdings Ltd.	1,221,371	505,731
China Life Insurance Co. Ltd., H Shares	8,740,520	16,792,049
China Literature Ltd. *	466,276	1,510,982
China Longyuan Power Group Corp. Ltd., H Shares	3,923,780	3,017,322
China Medical System Holdings Ltd.	1,585,240	1,673,609
China Meheco Group Co. Ltd., A Shares	150,240	218,380
China Mengniu Dairy Co. Ltd.	3,669,663	8,371,352
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
53

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Merchants Bank Co. Ltd., A Shares	1,747,100	10,074,056
China Merchants Bank Co. Ltd., H Shares	4,532,877	26,521,688
China Merchants Energy Shipping Co. Ltd., A Shares	783,800	677,121
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	516,300	976,308
China Merchants Port Holdings Co. Ltd.	1,623,599	2,655,716
China Merchants Securities Co. Ltd., A Shares	668,680	1,659,654
China Merchants Securities Co. Ltd., H Shares	534,860	1,004,174
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	704,400	948,531
China Minsheng Banking Corp. Ltd., A Shares	3,080,200	1,740,190
China Minsheng Banking Corp. Ltd., H Shares	7,867,892	3,743,484
China National Accord Medicines Corp. Ltd., B Shares	228,748	370,633
China National Building Material Co. Ltd., H Shares (a)	4,990,825	2,490,118
China National Chemical Engineering Co. Ltd., A Shares	575,300	563,266
China National Medicines Corp. Ltd., A Shares	46,400	189,544
China National Nuclear Power Co. Ltd., A Shares	1,412,300	1,855,295
China National Software & Service Co. Ltd., A Shares *	80,470	513,217
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	334,300	1,025,470
China Oilfield Services Ltd., A Shares	158,229	313,310
China Oilfield Services Ltd., H Shares	2,214,056	1,836,387
China Overseas Land & Investment Ltd.	4,562,497	8,448,525
China Pacific Insurance Group Co. Ltd., A Shares	591,700	2,504,718
China Pacific Insurance Group Co. Ltd., H Shares	3,057,354	9,042,518
China Petroleum & Chemical Corp., A Shares	3,618,400	2,867,907
China Petroleum & Chemical Corp., H Shares	29,298,137	15,559,867
China Power International Development Ltd.	5,517,646	2,128,585
China Railway Group Ltd., A Shares	1,844,700	1,494,975
China Railway Group Ltd., H Shares	4,717,539	2,323,433
China Railway Hi-tech Industry Co. Ltd., A Shares	193,200	200,286
China Railway Signal & Communication Corp. Ltd., A Shares	516,306	409,219
China Railway Signal & Communication Corp. Ltd., H Shares	1,854,194	796,375
China Rare Earth Resources & Technology Co. Ltd., A Shares	93,300	374,861
China Reinsurance Group Corp., H Shares	9,239,805	1,152,525
China Resources Beer Holdings Co. Ltd.	1,899,930	6,083,490
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	218,875
SECURITY	NUMBER OF SHARES	VALUE ($)
China Resources Building Materials Technology Holdings Ltd.	2,853,175	557,684
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	274,778
China Resources Gas Group Ltd.	1,082,631	3,647,519
China Resources Land Ltd.	3,228,766	10,795,077
China Resources Microelectronics Ltd., A Shares	93,908	605,231
China Resources Mixc Lifestyle Services Ltd.	677,145	2,812,549
China Resources Pharmaceutical Group Ltd.	2,169,067	1,478,307
China Resources Power Holdings Co. Ltd.	2,312,423	5,340,592
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	130,650	734,179
China Ruyi Holdings Ltd. *(a)	9,626,947	2,822,534
China Shenhua Energy Co. Ltd., A Shares	613,370	2,981,668
China Shenhua Energy Co. Ltd., H Shares	4,043,939	15,418,606
China South Publishing & Media Group Co. Ltd., A Shares	175,200	311,598
China Southern Airlines Co. Ltd., A Shares *	1,069,300	857,780
China Southern Airlines Co. Ltd., H Shares *	1,559,471	743,990
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	153,341
China State Construction Engineering Corp. Ltd., A Shares	3,364,400	2,528,185
China State Construction International Holdings Ltd.	2,308,556	3,526,734
China Suntien Green Energy Corp. Ltd., H Shares	2,922,999	1,394,500
China Taiping Insurance Holdings Co. Ltd.	1,640,148	2,412,820
China Three Gorges Renewables Group Co. Ltd., A Shares	2,320,100	1,336,216
China Tourism Group Duty Free Corp. Ltd., A Shares	162,100	1,359,697
China Tourism Group Duty Free Corp. Ltd., H Shares (a)	139,839	845,166
China Tower Corp. Ltd., H Shares	5,740,039	8,148,914
China Traditional Chinese Medicine Holdings Co. Ltd. *	3,173,670	795,815
China TransInfo Technology Co. Ltd., A Shares	156,500	212,671
China United Network Communications Ltd., A Shares	2,187,900	1,875,116
China Vanke Co. Ltd., A Shares *	846,900	900,025
China Vanke Co. Ltd., H Shares *	2,711,597	2,301,362
China World Trade Center Co. Ltd., A Shares	64,000	203,166
China XD Electric Co. Ltd., A Shares	447,700	414,392
China Yangtze Power Co. Ltd., A Shares	2,069,700	7,770,723
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	307,446
China Zheshang Bank Co. Ltd., A Shares	1,052,390	412,727
China Zheshang Bank Co. Ltd., H Shares	2,966,000	907,745
Chinalin Securities Co. Ltd., A Shares	124,200	258,191
See financial notes
54
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	187,659
Chongqing Brewery Co. Ltd., A Shares	45,800	352,832
Chongqing Changan Automobile Co. Ltd., A Shares	696,664	1,234,259
Chongqing Changan Automobile Co. Ltd., B Shares	1,986,698	932,482
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	202,761
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,422,646	2,152,220
Chongqing Taiji Industry Group Co. Ltd., A Shares	44,900	124,371
Chongqing Zhifei Biological Products Co. Ltd., A Shares	206,100	709,369
Cinda Securities Co. Ltd., A Shares	85,400	185,027
CITIC Ltd.	7,736,518	8,854,242
Citic Pacific Special Steel Group Co. Ltd., A Shares	492,910	823,257
CITIC Securities Co. Ltd., A Shares	1,038,780	3,892,995
CITIC Securities Co. Ltd., H Shares	1,972,836	5,657,332
CMOC Group Ltd., A Shares	858,100	781,316
CMOC Group Ltd., H Shares	4,765,493	3,192,724
CNGR Advanced Material Co. Ltd., A Shares	105,280	540,508
CNOOC Energy Technology & Services Ltd., A Shares	716,900	371,596
CNPC Capital Co. Ltd., A Shares	382,200	331,229
COFCO Sugar Holding Co. Ltd., A Shares	127,700	162,853
Contemporary Amperex Technology Co. Ltd., A Shares	365,800	13,257,494
COSCO SHIPPING Development Co. Ltd., A Shares	1,176,100	374,156
COSCO SHIPPING Development Co. Ltd., H Shares	3,943,147	496,918
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	320,100	490,736
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	1,568,350	1,308,891
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,100,321	2,055,025
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,440,619	5,052,642
COSCO SHIPPING Ports Ltd.	1,557,321	875,136
Country Garden Services Holdings Co. Ltd.	2,549,564	1,858,938
CRRC Corp. Ltd., A Shares	2,088,100	2,141,773
CRRC Corp. Ltd., H Shares	4,732,195	3,139,989
CSC Financial Co. Ltd., A Shares	302,700	1,018,194
CSC Financial Co. Ltd., H Shares (a)	1,165,729	1,467,561
CSG Holding Co. Ltd., B Shares	797,385	207,126
CSPC Innovation Pharmaceutical Co. Ltd., A Shares	103,920	501,036
CSPC Pharmaceutical Group Ltd.	10,375,193	6,283,953
CSSC Science & Technology Co. Ltd., A Shares	116,000	195,652
Daan Gene Co. Ltd., A Shares	140,160	119,930
Daqin Railway Co. Ltd., A Shares	1,594,100	1,464,573
Daqo New Energy Corp., ADR *	59,501	1,204,895
Datang International Power Generation Co. Ltd., H Shares	5,292,505	980,030
DHC Software Co. Ltd., A Shares	348,500	557,214
Dian Diagnostics Group Co. Ltd., A Shares	69,500	157,726
SECURITY	NUMBER OF SHARES	VALUE ($)
Do-Fluoride New Materials Co. Ltd., A Shares	98,280	164,282
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	452,755
Dongfang Electric Corp. Ltd., A Shares	268,900	538,718
Dongfang Electric Corp. Ltd., H Shares	441,308	544,790
DongFeng Automobile Co. Ltd., A Shares	174,000	176,087
Dongfeng Motor Group Co. Ltd., H Shares	2,862,584	1,604,946
Dongguan Development Holdings Co. Ltd., A Shares	98,400	134,662
Dongguan Yiheda Automation Co. Ltd., A Shares	59,500	227,228
Dongxing Securities Co. Ltd., A Shares	284,900	462,947
East Buy Holding Ltd. *(a)	511,770	852,895
East Money Information Co. Ltd., A Shares	1,321,102	4,208,295
Eastern Air Logistics Co. Ltd., A Shares	146,200	281,271
Eastroc Beverage Group Co. Ltd., A Shares	11,400	345,835
Ecovacs Robotics Co. Ltd., A Shares	51,200	409,387
Empyrean Technology Co. Ltd., A Shares	24,100	354,070
ENN Energy Holdings Ltd.	923,219	6,137,777
ENN Natural Gas Co. Ltd., A Shares	247,475	687,869
Eoptolink Technology, Inc. Ltd., A Shares	52,600	692,721
Eve Energy Co. Ltd., A Shares	164,836	1,058,288
Everbright Securities Co. Ltd., A Shares	231,100	556,791
Everbright Securities Co. Ltd., H Shares	288,800	285,216
Everdisplay Optronics Shanghai Co. Ltd., A Shares *	667,963	211,585
Eyebright Medical Technology Beijing Co. Ltd., A Shares	15,044	194,699
Fangda Carbon New Material Co. Ltd., A Shares	344,280	237,465
Far East Horizon Ltd.	1,866,707	1,413,863
Farasis Energy Gan Zhou Co. Ltd., A Shares *	93,274	178,297
FAW Jiefang Group Co. Ltd., A Shares	236,400	258,361
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	331,928
Financial Street Holdings Co. Ltd., A Shares *	190,300	79,590
First Capital Securities Co. Ltd., A Shares	422,900	450,008
Flat Glass Group Co. Ltd., A Shares	111,100	331,051
Flat Glass Group Co. Ltd., H Shares (a)	566,510	971,805
Focus Media Information Technology Co. Ltd., A Shares	945,000	822,860
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	412,804	2,327,083
Fosun International Ltd.	2,915,872	1,649,821
Founder Securities Co. Ltd., A Shares	689,500	746,934
Foxconn Industrial Internet Co. Ltd., A Shares	1,071,200	3,112,591
Fujian Funeng Co. Ltd., A Shares	144,620	179,472
Fujian Kuncai Material Technology Co. Ltd., A Shares	35,980	94,137
Fujian Sunner Development Co. Ltd., A Shares	120,900	225,303
Full Truck Alliance Co. Ltd., ADR	907,487	10,653,897
Fushun Special Steel Co. Ltd., A Shares	131,200	98,411
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
55

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fuyao Glass Industry Group Co. Ltd., A Shares	153,900	1,187,296
Fuyao Glass Industry Group Co. Ltd., H Shares	720,050	4,898,173
GalaxyCore, Inc., Class A	210,559	463,414
Gan & Lee Pharmaceuticals Co. Ltd., A Shares	48,600	298,096
Ganfeng Lithium Group Co. Ltd., A Shares	117,820	587,763
Ganfeng Lithium Group Co. Ltd., H Shares (a)	516,887	1,452,322
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	181,965
GCL System Integration Technology Co. Ltd., A Shares *	557,100	194,802
GCL Technology Holdings Ltd. *	24,336,563	3,880,581
GD Power Development Co. Ltd., A Shares	1,634,300	947,966
GDS Holdings Ltd., A shares *	961,791	4,409,162
Geely Automobile Holdings Ltd.	7,003,138	15,795,672
GEM Co. Ltd., A Shares	494,900	462,152
Gemdale Corp., A Shares	431,000	281,914
Genscript Biotech Corp. *(a)	1,579,105	2,582,938
GF Securities Co. Ltd., A Shares	416,600	876,325
GF Securities Co. Ltd., H Shares	1,291,809	1,707,683
Giant Biogene Holding Co. Ltd.	523,094	4,210,851
Giant Network Group Co. Ltd., A Shares	212,900	427,403
GigaDevice Semiconductor, Inc., A Shares *	64,484	1,165,700
Ginlong Technologies Co. Ltd., A Shares	37,350	263,868
Glarun Technology Co. Ltd., A Shares	112,900	293,840
GoerTek, Inc., A Shares	321,300	1,251,707
Goke Microelectronics Co. Ltd., A Shares	17,300	183,852
Goldwind Science & Technology Co. Ltd., A Shares	372,200	461,897
Goldwind Science & Technology Co. Ltd., H Shares	761,386	503,250
Goneo Group Co. Ltd., A Shares	47,560	488,999
GoodWe Technologies Co. Ltd., A Shares	18,877	104,577
Gotion High-tech Co. Ltd., A Shares	154,200	492,464
Grandjoy Holdings Group Co. Ltd., A Shares *	358,572	134,233
Great Wall Motor Co. Ltd., A Shares	244,600	835,173
Great Wall Motor Co. Ltd., H Shares	2,721,688	4,507,856
Gree Electric Appliances, Inc. of Zhuhai, A Shares	326,700	1,830,045
Greenland Holdings Corp. Ltd., A Shares *	605,000	156,797
Greentown China Holdings Ltd.	1,484,293	2,194,994
GRG Banking Equipment Co. Ltd., A Shares	247,500	483,967
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	341,500	196,680
Guangdong Electric Power Development Co. Ltd., B Shares	1,399,814	356,411
Guangdong Golden Dragon Development, Inc., A Shares *	75,300	136,608
Guangdong Haid Group Co. Ltd., A Shares	162,600	1,135,795
Guangdong HEC Technology Holding Co. Ltd., A Shares	132,500	198,771
Guangdong Investment Ltd.	3,676,167	2,789,093
SECURITY	NUMBER OF SHARES	VALUE ($)
Guangdong Kinlong Hardware Products Co. Ltd., A Shares	21,800	67,559
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	161,718
Guanghui Energy Co. Ltd., A Shares	621,800	521,822
Guangshen Railway Co. Ltd., H Shares	2,670,273	679,887
Guangxi Guiguan Electric Power Co. Ltd., A Shares	342,500	290,718
Guangxi Liugong Machinery Co. Ltd., A Shares	202,000	327,962
Guangzhou Automobile Group Co. Ltd., A Shares	336,160	402,882
Guangzhou Automobile Group Co. Ltd., H Shares (a)	2,877,152	1,128,440
Guangzhou Baiyun International Airport Co. Ltd., A Shares	118,300	147,783
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	116,400	424,416
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	248,556	568,292
Guangzhou Development Group, Inc., A Shares	314,700	262,806
Guangzhou Great Power Energy & Technology Co. Ltd., A Shares	33,200	143,225
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	417,564
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	213,873
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares	64,400	350,146
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	537,651
Guangzhou Wondfo Biotech Co. Ltd., A Shares	48,200	154,728
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares	280,118	247,754
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	281,813
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	172,750
Guobo Electronics Co. Ltd., A Shares	25,294	184,488
Guolian Minsheng Securities Co. Ltd., A Shares	221,900	343,536
Guosen Securities Co. Ltd., A Shares	481,100	688,742
Guosheng Financial Holding, Inc., A Shares *	194,100	373,159
Guotai Junan Securities Co. Ltd., A Shares	1,022,300	2,429,391
Guotai Junan Securities Co. Ltd., H Shares (a)	896,293	1,369,248
Guoyuan Securities Co. Ltd., A Shares	406,500	445,377
H World Group Ltd.	2,217,144	7,826,220
Haidilao International Holding Ltd.	1,879,878	4,017,691
Haier Smart Home Co. Ltd., A Shares	544,600	1,960,323
Haier Smart Home Co. Ltd., H Shares	2,758,552	8,779,549
Hainan Airlines Holding Co. Ltd., A Shares *	3,397,900	717,550
Hainan Airport Infrastructure Co. Ltd., A Shares *	1,019,700	528,548
Hainan Drinda New Energy Technology Co. Ltd., A Shares	14,400	118,635
Haisco Pharmaceutical Group Co. Ltd., A Shares	50,600	231,124
See financial notes
56
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Haitian International Holdings Ltd.	748,969	1,998,471
Haitong Securities Co. Ltd., A Shares (b)	872,700	1,285,807
Haitong Securities Co. Ltd., H Shares (b)	4,061,162	3,846,576
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	415,673
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	59,500	359,731
Hangzhou First Applied Material Co. Ltd., A Shares	134,290	273,642
Hangzhou GreatStar Industrial Co. Ltd., A Shares	106,000	448,417
Hangzhou Iron & Steel Co., A Shares	241,900	439,514
Hangzhou Lion Microelectronics Co. Ltd., A Shares	61,656	213,311
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	187,040
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	301,140
Hangzhou Silan Microelectronics Co. Ltd., A Shares *	132,600	463,847
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	502,958
Hangzhou Tigermed Consulting Co. Ltd., H Shares	144,560	629,249
Han's Laser Technology Industry Group Co. Ltd., A Shares	68,000	253,629
Hansoh Pharmaceutical Group Co. Ltd.	1,145,196	2,653,691
Haohua Chemical Science & Technology Co. Ltd., A Shares	79,400	293,862
Harbin Boshi Automation Co. Ltd., A Shares	97,500	254,026
Harbin Hatou Investment Co. Ltd., A Shares *	185,700	159,916
Hebei Yangyuan Zhihui Beverage Co. Ltd., A Shares	65,900	190,402
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	175,312
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	342,722
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., A Shares	187,700	463,552
Henan Shuanghui Investment & Development Co. Ltd., A Shares	269,000	991,521
Hengan International Group Co. Ltd.	717,036	2,005,469
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	267,993
Hengli Petrochemical Co. Ltd., A Shares	266,400	572,067
Hengtong Optic-electric Co. Ltd., A Shares	235,300	502,056
Hengyi Petrochemical Co. Ltd., A Shares	302,900	259,182
Hesteel Co. Ltd., A Shares	954,400	287,921
Hisense Home Appliances Group Co. Ltd., A Shares	102,400	401,032
Hisense Home Appliances Group Co. Ltd., H Shares (a)	468,608	1,584,825
Hisense Visual Technology Co. Ltd., A Shares	114,800	362,855
Hithink RoyalFlush Information Network Co. Ltd., A Shares	48,000	1,982,253
HLA Group Corp. Ltd., A Shares	504,100	548,855
Hongta Securities Co. Ltd., A Shares	162,900	176,022
SECURITY	NUMBER OF SHARES	VALUE ($)
Hongyuan Green Energy Co. Ltd., A Shares	48,517	108,709
Hopson Development Holdings Ltd. *	1,390,711	574,061
Hoshine Silicon Industry Co. Ltd., A Shares	57,100	422,267
Hoymiles Power Electronics, Inc., A Shares	7,634	111,633
Hua Hong Semiconductor Ltd.	716,741	3,161,347
Huaan Securities Co. Ltd., A Shares	260,300	202,028
Huadian Power International Corp. Ltd., A Shares	597,352	457,892
Huadian Power International Corp. Ltd., H Shares	1,889,824	1,035,254
Huadong Medicine Co. Ltd., A Shares	135,500	643,446
Huafon Chemical Co. Ltd., A Shares	381,000	431,545
Huagong Tech Co. Ltd., A Shares	84,800	516,297
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	386,548
Hualan Biological Engineering, Inc., A Shares	171,980	372,375
Huali Industrial Group Co. Ltd., A Shares	21,200	203,437
Huaneng Lancang River Hydropower, Inc., A Shares	516,800	611,581
Huaneng Power International, Inc., A Shares	625,600	576,483
Huaneng Power International, Inc., H Shares	5,275,128	2,950,788
Huapont Life Sciences Co. Ltd., A Shares	279,800	147,717
Huatai Securities Co. Ltd., A Shares	668,300	1,601,893
Huatai Securities Co. Ltd., H Shares	1,599,763	2,686,672
Huaxi Securities Co. Ltd., A Shares	165,400	184,394
Huaxia Bank Co. Ltd., A Shares	1,289,200	1,276,374
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	34,640
Huaxin Cement Co. Ltd., A Shares	128,926	211,266
Huaxin Cement Co. Ltd., H Shares	486,619	489,341
Huayu Automotive Systems Co. Ltd., A Shares	295,100	736,480
Hubei Biocause Pharmaceutical Co. Ltd., A Shares *	377,300	205,916
Hubei Energy Group Co. Ltd., A Shares	588,800	377,055
Hubei Jumpcan Pharmaceutical Co. Ltd., A Shares	36,400	135,816
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	314,260
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	792,085
Humanwell Healthcare Group Co. Ltd., A Shares	151,600	413,480
Hunan Gold Corp. Ltd., A Shares	110,600	262,375
Hunan Valin Steel Co. Ltd., A Shares	571,300	383,084
Hunan Yuneng New Energy Battery Material Co. Ltd., A Shares	31,200	183,241
Hundsun Technologies, Inc., A Shares	185,694	777,911
Hwatsing Technology Co. Ltd., A Shares	12,101	277,031
Hygeia Healthcare Holdings Co. Ltd., Class C *	447,193	848,784
Hygon Information Technology Co. Ltd., A Shares	192,899	4,232,242
Hytera Communications Corp. Ltd., A Shares *	165,400	299,612
IEIT Systems Co. Ltd., A Shares	118,728	963,982
Iflytek Co. Ltd., A Shares	192,500	1,367,354
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
57

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Imeik Technology Development Co. Ltd., A Shares	22,260	518,486
Industrial & Commercial Bank of China Ltd., A Shares	6,531,300	6,152,859
Industrial & Commercial Bank of China Ltd., H Shares	94,697,773	66,975,857
Industrial Bank Co. Ltd., A Shares	1,789,000	5,090,366
Industrial Securities Co. Ltd., A Shares	825,460	676,890
Ingenic Semiconductor Co. Ltd., A Shares	35,000	408,191
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares *	3,540,200	878,672
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	254,400	618,858
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	162,524
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	867,120	698,032
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	787,300	618,608
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., A Shares	593,000	303,308
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	532,200	2,063,834
Inner Mongolia Yitai Coal Co. Ltd., B Shares	500,000	962,500
Inner Mongolia Yuan Xing Energy Co. Ltd., A Shares	326,900	253,270
Innovent Biologics, Inc. *	1,722,547	8,959,947
Intco Medical Technology Co. Ltd., A Shares	60,450	205,160
iQIYI, Inc., ADR *	542,639	1,128,689
iRay Group, A Shares	9,800	149,569
IRICO Display Devices Co. Ltd., A Shares *	207,000	214,308
Isoftstone Information Technology Group Co. Ltd., A Shares	83,500	734,062
J&T Global Express Ltd. *(a)	8,239,800	6,802,484
JA Solar Technology Co. Ltd., A Shares	316,736	552,900
Jafron Biomedical Co. Ltd., A Shares	68,050	240,098
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	292,221
JCET Group Co. Ltd., A Shares	136,600	698,496
JCHX Mining Management Co. Ltd., A Shares	35,600	184,626
JD Health International, Inc. *	1,207,371	5,247,752
JD Logistics, Inc. *	1,936,205	3,465,823
JD.com, Inc., A Shares	3,087,166	63,756,042
Jiangling Motors Corp. Ltd., A Shares	46,100	140,401
Jiangsu Eastern Shenghong Co. Ltd., A Shares	386,100	489,207
Jiangsu Expressway Co. Ltd., A Shares	172,000	358,739
Jiangsu Expressway Co. Ltd., H Shares	1,501,306	1,708,552
Jiangsu Financial Leasing Co. Ltd., A Shares	511,400	345,723
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	110,784	1,206,197
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	554,444	3,494,285
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	857,749
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	175,530
SECURITY	NUMBER OF SHARES	VALUE ($)
Jiangsu Nhwa Pharmaceutical Co. Ltd., A Shares	94,700	272,573
Jiangsu Pacific Quartz Co. Ltd., A Shares	42,600	151,414
Jiangsu Phoenix Publishing & Media Corp. Ltd., A Shares	153,000	219,874
Jiangsu Xukuang Energy Co. Ltd., A Shares	247,300	169,217
Jiangsu Yanghe Distillery Co. Ltd., A Shares	131,600	1,396,024
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	308,322
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	358,472
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	465,798
Jiangsu Zhongtian Technology Co. Ltd., A Shares	311,600	589,654
Jiangxi Copper Co. Ltd., A Shares	144,400	410,277
Jiangxi Copper Co. Ltd., H Shares	1,391,456	2,186,535
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	180,268
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	234,771
Jinduicheng Molybdenum Co. Ltd., A Shares	165,700	226,082
Jinko Solar Co. Ltd., A Shares	570,336	539,635
Jinxin Fertility Group Ltd. (a)	2,607,879	878,627
JiuGui Liquor Co. Ltd., A Shares	31,000	206,254
Jiumaojiu International Holdings Ltd. (a)	1,203,910	458,249
Jizhong Energy Resources Co. Ltd., A Shares	326,700	260,283
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	270,806
Joinn Laboratories China Co. Ltd., A Shares	55,272	157,345
Joinn Laboratories China Co. Ltd., H Shares	148,314	252,133
Jointown Pharmaceutical Group Co. Ltd., A Shares	559,271	378,852
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares	78,800	217,948
JOYY, Inc., ADR *	32,329	1,512,674
Juneyao Airlines Co. Ltd., A Shares	250,400	449,807
J-Yuan Trust Co. Ltd., A Shares *	869,300	365,956
Kanzhun Ltd., ADR *	437,579	7,001,264
KE Holdings, Inc., ADR	703,314	15,662,803
Keda Industrial Group Co. Ltd., A Shares	180,000	193,513
Kingboard Holdings Ltd.	816,414	2,304,416
Kingboard Laminates Holdings Ltd.	1,390,791	1,648,954
Kingdee International Software Group Co. Ltd. *	3,540,495	5,800,284
Kingfa Sci & Tech Co. Ltd., A Shares	178,500	293,969
Kingnet Network Co. Ltd., A Shares	203,600	423,809
Kingsoft Corp. Ltd.	979,403	5,056,649
Kuaishou Technology *	3,388,033	22,045,196
Kuang-Chi Technologies Co. Ltd., A Shares	192,000	1,077,352
Kunlun Energy Co. Ltd.	4,600,271	4,578,679
Kunlun Tech Co. Ltd., A Shares	117,300	595,302
Kweichow Moutai Co. Ltd., A Shares	104,000	21,402,961
Lakala Payment Co. Ltd., A Shares	104,500	250,626
Lao Feng Xiang Co. Ltd., A Shares	133,558	924,140
See financial notes
58
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Laobaixing Pharmacy Chain JSC, A Shares	62,699	134,382
LB Group Co. Ltd., A Shares	238,500	575,928
Lee & Man Paper Manufacturing Ltd.	1,976,871	577,059
Legend Holdings Corp., H Shares *	689,351	819,084
Lens Technology Co. Ltd., A Shares	458,900	1,687,079
Leo Group Co. Ltd., A shares	655,900	357,966
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	285,579
Levima Advanced Materials Corp., A Shares	70,900	151,764
Leyard Optoelectronic Co. Ltd., A Shares	236,200	235,794
Li Auto, Inc., Class A *	1,418,444	21,432,157
Li Ning Co. Ltd.	2,714,570	5,962,175
Liaoning Port Co. Ltd., A Shares	1,500,300	314,768
Lingyi iTech Guangdong Co., A Shares	657,300	876,094
Livzon Pharmaceutical Group, Inc., A Shares	51,600	241,919
Livzon Pharmaceutical Group, Inc., H Shares	174,337	567,187
Longfor Group Holdings Ltd.	2,927,545	4,013,069
LONGi Green Energy Technology Co. Ltd., A Shares	628,748	1,440,700
Longshine Technology Group Co. Ltd., A Shares	105,200	189,409
Loongson Technology Corp. Ltd., A Shares *	29,424	534,934
Lufax Holding Ltd., ADR	266,577	773,073
Luxi Chemical Group Co. Ltd., A Shares	165,500	261,666
Luxshare Precision Industry Co. Ltd., A Shares	585,517	3,464,503
Luye Pharma Group Ltd. *	2,320,284	698,189
Luzhou Laojiao Co. Ltd., A Shares	125,400	2,174,560
Maanshan Iron & Steel Co. Ltd., A Shares *	478,800	213,382
Mango Excellent Media Co. Ltd., A Shares	164,370	574,756
Maxscend Microelectronics Co. Ltd., A Shares	45,248	517,409
Meihua Holdings Group Co. Ltd., A Shares	293,400	372,556
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares	350,200	294,853
Meituan, B Shares *	6,594,322	137,372,875
Metallurgical Corp. of China Ltd., A Shares	1,336,700	571,886
Metallurgical Corp. of China Ltd., H Shares	3,783,892	778,529
Microport Scientific Corp. *(a)	1,154,315	1,105,851
Micro-Tech Nanjing Co. Ltd., A Shares	17,179	160,988
Midea Group Co. Ltd. *	423,000	4,030,644
Ming Yang Smart Energy Group Ltd., A Shares	228,700	337,756
MINISO Group Holding Ltd. (a)	565,504	2,879,696
Minmetals New Energy Materials Hunan Co. Ltd., A Shares *	236,184	169,708
Minth Group Ltd. *	886,081	2,307,354
Montage Technology Co. Ltd., A Shares	108,000	1,151,153
Muyuan Foods Co. Ltd., A Shares	460,786	2,293,015
Nanjing Iron & Steel Co. Ltd., A Shares	548,800	361,223
Nanjing Securities Co. Ltd., A Shares	272,700	310,747
NARI Technology Co. Ltd., A Shares	668,796	2,150,587
National Silicon Industry Group Co. Ltd., A Shares (b)	254,052	716,253
SECURITY	NUMBER OF SHARES	VALUE ($)
NAURA Technology Group Co. Ltd., A Shares	47,100	2,888,823
NavInfo Co. Ltd., A Shares *	279,800	363,344
NetEase, Inc.	2,155,378	42,905,229
New China Life Insurance Co. Ltd., A Shares	174,000	1,147,426
New China Life Insurance Co. Ltd., H Shares	862,596	2,911,740
New Hope Liuhe Co. Ltd., A Shares *	421,300	552,294
New Oriental Education & Technology Group, Inc.	1,819,791	8,529,722
Newland Digital Technology Co. Ltd., A Shares	108,600	337,451
Nexchip Semiconductor Corp., A Shares *	93,831	305,455
Nine Dragons Paper Holdings Ltd. *	2,105,454	888,046
Ninestar Corp., A Shares *	136,400	490,232
Ningbo Deye Technology Co. Ltd., A Shares	51,861	658,170
Ningbo Joyson Electronic Corp., A Shares	130,600	338,653
Ningbo Orient Wires & Cables Co. Ltd., A Shares	65,200	425,574
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares	42,068	216,612
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	411,041
Ningbo Shanshan Co. Ltd., A Shares	232,900	263,478
Ningbo Tuopu Group Co. Ltd., A Shares	133,255	1,154,107
Ningbo Zhoushan Port Co. Ltd., A Shares	746,600	362,420
Ningxia Baofeng Energy Group Co. Ltd., A Shares	265,500	602,536
NIO, Inc., Class A *	1,831,314	8,301,140
Nongfu Spring Co. Ltd., H Shares	2,108,285	9,407,508
North Industries Group Red Arrow Co. Ltd., A Shares	74,900	159,813
Northeast Securities Co. Ltd., A Shares	200,000	217,482
Offshore Oil Engineering Co. Ltd., A Shares	682,000	476,017
OFILM Group Co. Ltd., A Shares *	303,500	570,164
Oppein Home Group, Inc., A Shares	20,740	187,846
ORG Technology Co. Ltd., A Shares	81,700	55,456
Orient Securities Co. Ltd., A Shares	618,816	824,799
Orient Securities Co. Ltd., H Shares	870,055	566,126
Oriental Energy Co. Ltd., A Shares *	156,600	226,121
Oriental Pearl Group Co. Ltd., A Shares	304,000	321,402
Ourpalm Co. Ltd., A shares *	334,900	256,254
Ovctek China, Inc., A Shares	81,180	184,344
Pacific Securities Co. Ltd., A Shares *	388,200	211,865
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	759,300	296,742
PDD Holdings, Inc., ADR *	851,548	96,812,492
People.cn Co. Ltd., A Shares	111,800	353,066
People's Insurance Co. Group of China Ltd., A Shares	931,100	842,676
People's Insurance Co. Group of China Ltd., H Shares	9,615,503	4,735,726
Perfect World Co. Ltd., A Shares	85,450	128,306
PetroChina Co. Ltd., A Shares	2,208,400	2,380,241
PetroChina Co. Ltd., H Shares	25,331,170	18,860,345
Pharmaron Beijing Co. Ltd., A Shares	114,300	414,408
Pharmaron Beijing Co. Ltd., H Shares	331,331	655,291
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
59

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PICC Property & Casualty Co. Ltd., H Shares	8,106,678	13,260,071
Ping An Bank Co. Ltd., A Shares	1,688,700	2,669,945
Ping An Healthcare & Technology Co. Ltd. (a)	1,150,635	1,168,908
Ping An Insurance Group Co. of China Ltd., A Shares	892,300	6,164,383
Ping An Insurance Group Co. of China Ltd., H Shares	7,727,671	45,661,478
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	258,300	302,484
Piotech, Inc., A Shares	14,758	360,220
Polaris Bay Group Co. Ltd., A Shares *	157,700	154,617
Poly Developments & Holdings Group Co. Ltd., A Shares	892,600	1,064,870
Poly Property Services Co. Ltd., H Shares	187,976	755,385
Pop Mart International Group Ltd.	831,040	11,135,391
Porton Pharma Solutions Ltd., A Shares	58,800	134,491
Postal Savings Bank of China Co. Ltd., A Shares	1,993,300	1,454,136
Postal Savings Bank of China Co. Ltd., H Shares	12,971,549	8,223,460
Power Construction Corp. of China Ltd., A Shares	1,560,800	1,070,133
Pylon Technologies Co. Ltd., A Shares	19,566	116,953
Qi An Xin Technology Group, Inc., A Shares *	34,555	181,860
Qifu Technology, Inc., ADR	128,920	5,167,114
Qingdao Port International Co. Ltd., A Shares	156,500	185,417
Qingdao Port International Co. Ltd., H Shares	537,000	419,159
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	376,254
Qinghai Salt Lake Industry Co. Ltd., A Shares *	518,700	1,173,602
Range Intelligent Computing Technology Group Co. Ltd., A Shares	47,000	399,586
Raytron Technology Co. Ltd., A Shares	45,400	334,062
Red Star Macalline Group Corp. Ltd., H Shares *	1,003,988	198,822
Remegen Co. Ltd., A Shares *	23,187	103,335
Remegen Co. Ltd., H Shares *	186,643	431,536
RLX Technology, Inc., ADR	866,827	2,158,399
Rongsheng Petrochemical Co. Ltd., A Shares	819,400	989,903
SAIC Motor Corp. Ltd., A Shares	715,400	1,613,747
Sailun Group Co. Ltd., A Shares	309,500	667,590
Sanan Optoelectronics Co. Ltd., A Shares	401,400	674,270
Sangfor Technologies, Inc., A Shares	14,100	197,331
Sansure Biotech, Inc., A Shares	68,395	200,236
Sany Heavy Equipment International Holdings Co. Ltd.	991,567	587,813
Sany Heavy Industry Co. Ltd., A Shares	714,900	1,784,174
Sany Renewable Energy Co. Ltd., A Shares	43,035	162,402
Satellite Chemical Co. Ltd., A Shares	321,962	937,293
SDIC Capital Co. Ltd., A Shares	328,400	319,729
SDIC Power Holdings Co. Ltd., A Shares	639,100	1,248,833
Sealand Securities Co. Ltd., A Shares	473,400	266,803
Seazen Group Ltd. *	3,545,235	961,930
SECURITY	NUMBER OF SHARES	VALUE ($)
Seazen Holdings Co. Ltd., A Shares *	220,700	406,140
SenseTime Group, Inc., Class B *(a)	28,985,349	6,112,772
Seres Group Co. Ltd., A Shares	129,100	2,151,091
SF Holding Co. Ltd., A Shares	422,500	2,417,083
SG Micro Corp., A Shares	44,898	544,129
Shaanxi Coal Industry Co. Ltd., A Shares	848,300	2,204,343
Shaanxi Energy Investment Co. Ltd., A Shares	298,600	359,505
Shaanxi International Trust Co. Ltd., A Shares	381,400	180,958
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	375,750	330,792
Shandong Chenming Paper Holdings Ltd., H Shares *	1,883,909	155,044
Shandong Gold Mining Co. Ltd., A Shares	321,704	1,029,181
Shandong Gold Mining Co. Ltd., H Shares	895,163	1,662,207
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	68,600	479,562
Shandong Hi-speed Co. Ltd., A Shares	244,600	341,448
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	205,360	578,693
Shandong Humon Smelting Co. Ltd., A Shares	213,000	294,708
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	206,861
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,117,000	569,792
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	223,717
Shandong Sun Paper Industry JSC Ltd., A Shares	296,900	577,714
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,059,309	1,994,560
Shanghai Aiko Solar Energy Co. Ltd., A Shares *	147,960	267,006
Shanghai Allist Pharmaceuticals Co. Ltd., A Shares	29,317	315,017
Shanghai Awinic Technology Co. Ltd., A Shares	17,102	174,923
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares *	97,428	334,800
Shanghai Baosight Software Co. Ltd., A Shares	404,365	1,812,630
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	17,319	451,276
Shanghai Construction Group Co. Ltd., A Shares	660,200	227,232
Shanghai Electric Group Co. Ltd., A Shares *	785,400	878,823
Shanghai Electric Group Co. Ltd., H Shares *(a)	3,546,313	1,299,684
Shanghai Electric Power Co. Ltd., A Shares	237,200	281,678
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	552,398
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	775,281	1,517,363
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	25,080	146,094
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (a)	385,245	1,117,119
Shanghai Industrial Holdings Ltd.	598,523	883,565
See financial notes
60
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai International Airport Co. Ltd., A Shares	180,300	803,278
Shanghai International Port Group Co. Ltd., A Shares	999,200	761,812
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	352,586
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	297,818
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	99,800	146,432
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	318,260
Shanghai Junshi Biosciences Co. Ltd., H Shares *	208,512	403,269
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	229,977
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	230,800	281,041
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	499,830	231,921
Shanghai M&G Stationery, Inc., A Shares	44,200	167,344
Shanghai Mechanical & Electrical Industry Co. Ltd., B shares	465,001	551,491
Shanghai Moons' Electric Co. Ltd., A Shares	40,800	431,579
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	200,000	526,565
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,050,183	1,590,839
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,324,600	3,241,827
Shanghai Putailai New Energy Technology Co. Ltd., A Shares	201,276	473,068
Shanghai RAAS Blood Products Co. Ltd., A Shares	653,100	605,406
Shanghai Rural Commercial Bank Co. Ltd., A Shares	318,200	348,196
Shanghai Stonehill Technology Co. Ltd., A Shares	274,000	187,863
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	234,990
Shanghai United Imaging Healthcare Co. Ltd., A Shares	8,831	163,419
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	415,600	321,992
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	158,400	561,917
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	1,323,020	304,295
Shanjin International Gold Co. Ltd., A Shares	275,600	609,207
Shanxi Coal International Energy Group Co. Ltd., A Shares	176,300	253,841
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	532,000	504,822
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	491,911
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	140,561
Shanxi Securities Co. Ltd., A Shares	347,700	286,550
Shanxi Taigang Stainless Steel Co. Ltd., A Shares *	469,700	237,666
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	106,900	2,985,703
Shede Spirits Co. Ltd., A Shares	30,800	236,684
Shenergy Co. Ltd., A Shares	236,400	288,832
Shenghe Resources Holding Co. Ltd., A Shares	167,100	249,531
Shengyi Technology Co. Ltd., A Shares	219,400	865,560
Shennan Circuits Co. Ltd., A Shares	17,100	306,919
Shenwan Hongyuan Group Co. Ltd., A Shares	1,881,900	1,316,095
Shenwan Hongyuan Group Co. Ltd., H Shares	2,024,011	614,244
Shenyang Xingqi Pharmaceutical Co. Ltd., A Shares	17,900	174,765
Shenzhen Airport Co. Ltd., A Shares	213,000	197,153
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	399,189
Shenzhen Dynanonic Co. Ltd., A Shares *	22,880	118,721
Shenzhen Energy Group Co. Ltd., A Shares	423,100	361,453
Shenzhen Everwin Precision Technology Co. Ltd., A Shares *	123,200	426,234
Shenzhen Expressway Corp. Ltd., H Shares	1,017,735	861,145
Shenzhen Gas Corp. Ltd., A Shares	368,200	328,184
Shenzhen Goodix Technology Co. Ltd., A Shares	36,300	404,039
Shenzhen Huaqiang Industry Co. Ltd., A Shares	99,300	301,881
Shenzhen Infogem Technologies Co. Ltd., A Shares *	60,900	319,258
Shenzhen Inovance Technology Co. Ltd., A Shares	226,300	2,238,935
Shenzhen International Holdings Ltd.	1,831,203	1,676,611
Shenzhen Investment Ltd.	3,256,781	347,602
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	427,590
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	216,633
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	414,578
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares	92,200	229,345
Shenzhen Kinwong Electronic Co. Ltd., A Shares	100,600	459,922
Shenzhen Kstar Science & Technology Co. Ltd., A Shares	44,500	160,730
Shenzhen Longsys Electronics Co. Ltd., A Shares	24,200	339,478
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	105,300	3,651,867
Shenzhen MTC Co. Ltd., A Shares	453,700	328,491
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	27,000	229,549
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	774,400	262,291
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	92,000	375,062
Shenzhen SC New Energy Technology Corp., A Shares	31,000	270,401
Shenzhen SED Industry Co. Ltd., A Shares	108,000	389,938
Shenzhen Senior Technology Material Co. Ltd., A Shares	119,700	184,658
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
61

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	308,335
Shenzhen Transsion Holdings Co. Ltd., A Shares	97,104	1,234,214
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	67,900	233,610
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	188,901
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares *	150,200	518,822
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	159,500	304,016
Shougang Fushan Resources Group Ltd.	1,971,091	595,649
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	374,387
SICC Co. Ltd., A Shares *	40,733	370,602
Sichuan Biokin Pharmaceutical Co. Ltd., A Shares *	7,724	246,785
Sichuan Changhong Electric Co. Ltd., A Shares	415,700	642,428
Sichuan Chuantou Energy Co. Ltd., A Shares	419,300	860,731
Sichuan Hebang Biotechnology Co. Ltd., A Shares	811,600	208,115
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	560,264
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. *	40,900	1,214,930
Sichuan New Energy Power Co. Ltd., A Shares	139,800	210,298
Sichuan Road & Bridge Group Co. Ltd., A Shares	635,160	639,293
Sichuan Swellfun Co. Ltd., A Shares	48,700	324,019
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	168,523
Sieyuan Electric Co. Ltd., A Shares	77,800	778,795
Sino Biopharmaceutical Ltd.	11,434,963	4,734,853
Sinolink Securities Co. Ltd., A Shares	294,000	343,485
Sinoma International Engineering Co., A Shares	204,100	266,721
Sinoma Science & Technology Co. Ltd., A Shares	158,200	321,279
Sinomine Resource Group Co. Ltd., A Shares	62,860	292,641
Sinopec Engineering Group Co. Ltd., H Shares	1,888,542	1,415,830
Sinopec Oilfield Service Corp., H Shares *	6,360,705	523,481
Sinopec Shanghai Petrochemical Co. Ltd., A Shares *	913,100	396,916
Sinopec Shanghai Petrochemical Co. Ltd., H Shares *	3,494,056	548,158
Sinopharm Group Co. Ltd., H Shares	1,534,753	3,864,266
Sinotrans Ltd., H Shares	3,024,565	1,454,623
Sinotruk Hong Kong Ltd.	819,125	2,175,134
Skshu Paint Co. Ltd., A Shares	47,628	306,633
Smoore International Holdings Ltd. (a)	2,176,698	3,235,727
Songcheng Performance Development Co. Ltd., A Shares	244,300	291,449
SooChow Securities Co. Ltd., A Shares	453,785	497,184
Southwest Securities Co. Ltd., A Shares	620,700	378,758
Spring Airlines Co. Ltd., A Shares	84,600	623,779
StarPower Semiconductor Ltd., A Shares	20,580	250,683
SECURITY	NUMBER OF SHARES	VALUE ($)
State Grid Yingda Co. Ltd., A Shares	235,700	160,957
STO Express Co. Ltd., A Shares	130,200	205,319
Sun Art Retail Group Ltd.	2,511,509	574,871
Sungrow Power Supply Co. Ltd., A Shares	173,600	1,687,783
Sunny Optical Technology Group Co. Ltd.	776,601	8,653,311
Sunresin New Materials Co. Ltd., A Shares	58,800	375,495
Sunwoda Electronic Co. Ltd., A Shares	174,300	580,797
Suofeiya Home Collection Co. Ltd., A Shares	83,300	194,413
SUPCON Technology Co. Ltd., A Shares	66,386	494,398
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares	157,600	692,852
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	356,958
Suzhou Nanomicro Technology Co. Ltd., A Shares	47,791	143,061
Suzhou Novosense Microelectronics Co. Ltd., A Shares *	9,567	209,849
Suzhou TFC Optical Communication Co. Ltd., A Shares	54,460	660,685
Taiji Computer Corp. Ltd., A Shares	59,600	224,832
TAL Education Group, ADR *	496,469	6,414,379
Tangshan Jidong Cement Co. Ltd., A Shares *	287,800	188,642
TangShan Port Group Co. Ltd., A Shares	599,300	336,115
Tasly Pharmaceutical Group Co. Ltd., A Shares	85,100	170,841
TBEA Co. Ltd., A Shares	442,423	732,260
TCL Technology Group Corp., A Shares	1,420,350	899,825
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares	282,900	348,749
Tencent Holdings Ltd.	7,441,068	457,956,040
Tencent Music Entertainment Group, ADR	892,287	10,876,979
Thunder Software Technology Co. Ltd., A Shares	40,400	341,202
Tian Di Science & Technology Co. Ltd., A Shares	299,200	242,887
Tianfeng Securities Co. Ltd., A Shares *	665,800	413,583
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares	302,500	144,768
Tianma Microelectronics Co. Ltd., A Shares *	229,000	273,825
Tianqi Lithium Corp., A Shares	105,700	469,903
Tianqi Lithium Corp., H Shares	121,392	383,228
Tianshan Aluminum Group Co. Ltd., A Shares	159,800	184,286
TianShan Material Co. Ltd., A Shares	197,300	149,344
Tianshui Huatian Technology Co. Ltd., A Shares	324,700	488,883
Tingyi Cayman Islands Holding Corp.	2,170,205	3,159,097
Titan Wind Energy Suzhou Co. Ltd., A Shares	167,900	166,460
Tongcheng Travel Holdings Ltd.	1,417,873	3,168,859
TongFu Microelectronics Co. Ltd., A Shares	148,100	578,992
Tonghua Dongbao Pharmaceutical Co. Ltd., A Shares	121,000	123,612
Tongkun Group Co. Ltd., A Shares	224,000	391,018
Tongling Nonferrous Metals Group Co. Ltd., A Shares	905,700	398,667
See financial notes
62
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tongwei Co. Ltd., A Shares	380,700	1,100,982
Topchoice Medical Corp., A Shares	42,998	255,362
Topsec Technologies Group, Inc., A Shares	156,800	184,912
Topsports International Holdings Ltd.	3,549,216	1,538,077
Towngas Smart Energy Co. Ltd. *	1,571,082	624,271
TravelSky Technology Ltd., H Shares	1,133,276	1,570,979
Trina Solar Co. Ltd., A Shares	213,856	508,793
Trip.com Group Ltd. *	754,778	42,375,886
Tsinghua Tongfang Co. Ltd., A Shares *	288,600	337,176
Tsingtao Brewery Co. Ltd., A Shares	69,800	666,936
Tsingtao Brewery Co. Ltd., H Shares	710,184	4,753,434
Unigroup Guoxin Microelectronics Co. Ltd., A Shares	81,679	690,501
Uni-President China Holdings Ltd.	1,541,615	1,621,605
Unisplendour Corp. Ltd., A Shares	123,700	501,412
Valiant Co. Ltd., A Shares	84,400	128,118
Vanchip Tianjin Technology Co. Ltd., A Shares	21,658	107,747
Verisilicon Microelectronics Shanghai Co. Ltd., A Shares *	48,078	501,049
Vipshop Holdings Ltd., ADR	403,857	6,348,632
Visual China Group Co. Ltd., A Shares	48,000	153,625
Walvax Biotechnology Co. Ltd., A Shares	162,200	259,563
Wanda Film Holding Co. Ltd., A Shares *	244,400	368,650
Wangfujing Group Co. Ltd., A Shares	82,500	149,557
Wangsu Science & Technology Co. Ltd., A Shares	229,600	404,887
Wanhua Chemical Group Co. Ltd., A Shares	270,100	2,548,571
Want Want China Holdings Ltd.	5,183,872	3,126,388
Wanxiang Qianchao Co. Ltd., A Shares	304,900	270,509
Weibo Corp., ADR	96,258	963,543
Weichai Power Co. Ltd., A Shares	580,600	1,249,167
Weichai Power Co. Ltd., H Shares	2,305,619	4,530,297
Weifu High-Technology Group Co. Ltd., A Shares	89,000	263,734
Weihai Guangwei Composites Co. Ltd., A Shares	73,120	321,255
Wens Foodstuff Group Co. Ltd., A Shares	562,020	1,254,662
Western Mining Co. Ltd., A Shares	218,400	477,078
Western Securities Co. Ltd., A Shares	432,200	484,203
Western Superconducting Technologies Co. Ltd., A Shares	63,280	385,361
Will Semiconductor Co. Ltd. Shanghai, A Shares	103,050	2,003,756
Wingtech Technology Co. Ltd., A Shares	110,400	524,557
Winner Medical Co. Ltd., A Shares	43,600	231,555
Winning Health Technology Group Co. Ltd., A Shares	212,700	321,709
Wintime Energy Group Co. Ltd., A Shares	1,526,100	318,088
Wolong Electric Group Co. Ltd., A Shares	121,200	426,295
Wonders Information Co. Ltd., A Shares *	115,200	130,957
Wuchan Zhongda Group Co. Ltd., A Shares	335,400	232,720
Wuhan Guide Infrared Co. Ltd., A Shares	364,536	398,900
Wuliangye Yibin Co. Ltd., A Shares	330,800	5,968,648
WUS Printed Circuit Kunshan Co. Ltd., A Shares	179,500	863,219
SECURITY	NUMBER OF SHARES	VALUE ($)
WuXi AppTec Co. Ltd., A Shares	206,751	1,733,096
WuXi AppTec Co. Ltd., H Shares (a)	398,965	3,044,888
Wuxi Autowell Technology Co. Ltd., A Shares	20,787	123,424
Wuxi Biologics Cayman, Inc. *	4,181,430	12,071,382
XCMG Construction Machinery Co. Ltd., A Shares	1,063,200	1,284,433
Xiamen C & D, Inc., A Shares	328,600	465,917
Xiamen Faratronic Co. Ltd., A Shares	22,000	368,922
Xiamen ITG Group Corp. Ltd., A Shares	178,800	154,710
Xiamen Tungsten Co. Ltd., A Shares	120,800	318,211
Xiangcai Co. Ltd., A Shares	336,000	310,081
Xiaomi Corp., B Shares *	19,624,800	130,848,824
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	529,734	698,910
Xinjiang Daqo New Energy Co. Ltd., A Shares	72,010	211,116
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	337,600	160,177
Xinyi Solar Holdings Ltd.	5,364,962	2,269,752
XPeng, Inc., A Shares *	1,567,297	16,083,109
Xtep International Holdings Ltd.	1,465,652	970,630
Xuji Electric Co. Ltd., A Shares	91,400	303,933
Yadea Group Holdings Ltd.	1,304,795	2,137,605
Yangling Metron New Material, Inc., A Shares	51,500	141,523
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., A Shares	109,200	546,558
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares	49,900	300,527
Yangzijiang Financial Holding Ltd.	3,206,588	1,414,531
Yangzijiang Shipbuilding Holdings Ltd.	3,040,094	5,364,341
Yankuang Energy Group Co. Ltd., A Shares	528,190	961,129
Yankuang Energy Group Co. Ltd., H Shares	3,786,469	3,943,985
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	83	250
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	237,283
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	102,500	491,940
Yealink Network Technology Corp. Ltd., A Shares	104,930	566,913
Yifan Pharmaceutical Co. Ltd., A Shares	124,700	185,189
Yifeng Pharmacy Chain Co. Ltd., A Shares	114,676	369,225
Yihai International Holding Ltd.	632,085	1,152,571
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	187,900	823,997
Yili Chuanning Biotechnology Co. Ltd., A Shares	244,300	428,464
Yixintang Pharmaceutical Group Co. Ltd., A Shares	57,800	102,957
Yonfer Agricultural Technology Co. Ltd., A Shares	104,800	173,887
Yonghui Superstores Co. Ltd., A Shares *	680,700	497,512
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	196,656
Yonyou Network Technology Co. Ltd., A Shares *	334,740	700,000
Youngor Fashion Co. Ltd., A Shares	469,600	530,611
Youngy Co. Ltd., A Shares	27,400	119,368
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
63

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
YTO Express Group Co. Ltd., A Shares	271,800	512,848
Yuan Longping High-tech Agriculture Co. Ltd., A Shares	116,200	168,901
Yuexiu Property Co. Ltd.	2,051,649	1,393,005
Yum China Holdings, Inc.	441,230	21,810,430
YUNDA Holding Group Co. Ltd., A Shares	137,400	136,221
Yuneng Technology Co. Ltd., A Shares	13,003	86,050
Yunnan Aluminium Co. Ltd., A Shares	336,600	743,123
Yunnan Baiyao Group Co. Ltd., A Shares	155,540	1,176,700
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	18,000	102,902
Yunnan Chihong Zinc&Germanium Co. Ltd., A Shares	470,800	348,619
Yunnan Copper Co. Ltd., A Shares	232,000	396,075
Yunnan Energy New Material Co. Ltd., A Shares	76,600	343,266
Yunnan Tin Co. Ltd., A Shares	179,200	340,091
Yunnan Yuntianhua Co. Ltd., A Shares	195,400	560,004
Yutong Bus Co. Ltd., A Shares	186,800	674,960
Zai Lab Ltd. *	1,123,686	3,843,638
Zangge Mining Co. Ltd., A Shares	112,300	492,007
ZEEKR Intelligent Technology Holding Ltd., ADR *(a)	37,673	1,011,520
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	51,800	1,452,805
Zhaojin Mining Industry Co. Ltd., H Shares	1,878,790	3,140,779
Zhefu Holding Group Co. Ltd., A Shares	534,100	238,760
Zhejiang China Commodities City Group Co. Ltd., A Shares	447,400	784,670
Zhejiang Chint Electrics Co. Ltd., A Shares	130,800	419,167
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	460,605
Zhejiang Dahua Technology Co. Ltd., A Shares	290,600	655,116
Zhejiang Daily Digital Culture Group Co. Ltd., A Shares	76,200	148,585
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	278,174
Zhejiang Expressway Co. Ltd., H Shares	2,039,101	1,515,592
Zhejiang Hailiang Co. Ltd., A Shares	123,600	159,827
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	117,472
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	231,804
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	286,941
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	723,393
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	579,368
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	139,293
Zhejiang Juhua Co. Ltd., A Shares	201,800	674,645
Zhejiang Leapmotor Technology Co. Ltd. *	815,899	3,677,395
Zhejiang Medicine Co. Ltd., A Shares	86,200	186,760
Zhejiang NHU Co. Ltd., A Shares	285,468	828,703
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	215,220	894,813
SECURITY	NUMBER OF SHARES	VALUE ($)
Zhejiang Shuanghuan Driveline Co. Ltd., A Shares	58,100	296,214
Zhejiang Supor Co. Ltd., A Shares	46,200	335,767
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	159,400	433,661
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	253,419
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	158,015
Zhejiang Zheneng Electric Power Co. Ltd., A Shares	787,700	592,999
Zhengzhou Coal Mining Machinery Group Co. Ltd., A Shares	162,400	295,514
Zheshang Securities Co. Ltd., A Shares	328,200	519,806
ZhongAn Online P&C Insurance Co. Ltd., H Shares *	938,357	1,402,136
Zhongji Innolight Co. Ltd., A Shares	81,060	1,121,216
Zhongjin Gold Corp. Ltd., A Shares	462,100	767,363
Zhongshan Public Utilities Group Co. Ltd., A Shares	180,100	218,070
Zhongsheng Group Holdings Ltd.	761,178	1,241,142
Zhongtai Securities Co. Ltd., A Shares	240,800	208,356
Zhuhai Huafa Properties Co. Ltd., A Shares	209,400	162,235
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	326,181
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	586,918	2,464,203
Zhuzhou Hongda Electronics Corp. Ltd., A Shares	41,900	172,368
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	162,288
Zijin Mining Group Co. Ltd., A Shares	1,778,900	3,744,385
Zijin Mining Group Co. Ltd., H Shares	7,173,690	13,412,905
ZJLD Group, Inc. (a)	511,116	476,511
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	494,800	542,801
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	2,000,279	1,553,615
ZTE Corp., A Shares	359,400	1,905,287
ZTE Corp., H Shares	918,730	3,461,556
		3,161,662,690

Colombia 0.1%
Cementos Argos SA	781,816	1,893,281
Ecopetrol SA	5,111,451	2,549,892
Interconexion Electrica SA ESP	634,296	3,182,674
		7,625,847

Czech Republic 0.2%
CEZ AS	193,006	8,188,497
Colt CZ Group SE	14,037	423,802
Komercni Banka AS	97,914	4,235,326
Moneta Money Bank AS	436,433	2,461,582
		15,309,207

Egypt 0.0%
Commercial International Bank - Egypt (CIB), GDR	2,949,168	4,352,972

See financial notes
64
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Greece 0.7%
Aegean Airlines SA	35,974	402,938
Aktor SA Holding Company Technical & Energy Projects *	50,694	276,789
Alpha Services & Holdings SA	2,478,235	5,019,420
Athens International Airport SA	65,139	592,088
Athens Water Supply & Sewage Co. SA	54,749	329,107
Autohellas Tourist & Trading SA	29,230	322,840
Cenergy Holdings SA	82,066	765,578
Ellaktor SA *	129,781	303,688
Eurobank Ergasias Services & Holdings SA, A Shares	3,009,452	7,833,968
FF Group *(b)	50,437	0
GEK Terna SA *	75,006	1,430,635
Hellenic Telecommunications Organization SA	203,049	3,171,789
HELLENiQ ENERGY Holdings SA	123,293	1,000,153
Holding Co. ADMIE IPTO SA	183,145	537,128
Intralot SA-Integrated Information Systems & Gaming Services *	306,265	325,523
Jumbo SA	126,671	3,496,324
LAMDA Development SA *	122,247	827,661
Metlen Energy & Metals SA	133,197	4,917,636
Motor Oil Hellas Corinth Refineries SA	81,346	1,835,817
National Bank of Greece SA	994,215	9,227,274
OPAP SA	233,581	4,154,006
Optima bank SA	75,678	1,128,632
Piraeus Financial Holdings SA	1,201,015	5,661,972
Piraeus Port Authority SA	7,113	238,940
Public Power Corp. SA	259,973	3,574,319
Quest Holdings SA	39,645	252,333
Sarantis SA	44,221	583,151
Titan Cement International SA	47,707	1,989,574
Viohalco SA	101,142	597,466
		60,796,749

Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(b)	3,872,695	0

Hungary 0.3%
Magyar Telekom Telecommunications PLC	504,725	2,091,652
MOL Hungarian Oil & Gas PLC	458,365	3,432,023
Opus Global Nyrt	489,448	750,766
OTP Bank Nyrt	281,580	17,415,762
Richter Gedeon Nyrt	191,895	5,378,097
		29,068,300

Iceland 0.1%
Alvotech SA *	96,735	1,095,922
Arion Banki Hf.	1,631,369	1,935,651
Eimskipafelag Islands Hf.	169,064	551,040
Festi Hf.	301,147	645,753
Hagar Hf.	1,501,201	1,094,475
Hampidjan Hf. *	203,035	159,636
Islandsbanki Hf.	1,731,719	1,485,339
Kvika banki Hf. *	7,075,479	1,016,526
Reitir fasteignafelag Hf.	937,279	740,283
		8,724,625

SECURITY	NUMBER OF SHARES	VALUE ($)
India 19.3%
3M India Ltd.	3,880	1,166,047
Aarti Industries Ltd.	266,934	1,147,004
ABB India Ltd.	63,775	3,597,047
ACC Ltd.	95,677	1,988,411
Adani Energy Solutions Ltd. *	454,382	3,379,938
Adani Enterprises Ltd.	377,652	9,045,996
Adani Green Energy Ltd. *	390,811	3,458,641
Adani Ports & Special Economic Zone Ltd.	876,311	10,709,564
Adani Power Ltd.	1,456,933	7,974,493
Adani Total Gas Ltd.	319,599	2,034,937
Adani Wilmar Ltd. *	422,796	1,189,335
Aditya Birla Capital Ltd. *	873,134	1,559,899
AIA Engineering Ltd.	48,263	1,732,567
Alkem Laboratories Ltd.	61,436	3,262,077
Ambuja Cements Ltd.	965,086	5,127,971
APL Apollo Tubes Ltd.	230,847	3,796,149
Apollo Hospitals Enterprise Ltd.	118,347	8,186,015
Ashok Leyland Ltd.	1,692,631	4,119,010
Asian Paints Ltd.	541,416	13,486,868
Astral Ltd.	148,308	2,266,473
AU Small Finance Bank Ltd.	430,159	2,780,920
Aurobindo Pharma Ltd. *	312,549	3,780,074
Avenue Supermarts Ltd. *	180,030	7,003,278
Axis Bank Ltd.	2,775,094	32,207,154
Bajaj Auto Ltd.	81,435	7,354,801
Bajaj Finance Ltd.	333,036	32,466,003
Bajaj Finserv Ltd.	456,068	9,758,395
Bajaj Holdings & Investment Ltd.	33,184	4,389,335
Balkrishna Industries Ltd.	100,466	3,003,116
Bandhan Bank Ltd.	962,904	1,553,675
Bank of Baroda	1,263,914	2,846,501
Bank of India	1,138,771	1,238,409
Bank of Maharashtra	2,074,947	1,100,505
Bata India Ltd.	88,787	1,239,008
Bayer CropScience Ltd.	17,863	965,398
Berger Paints India Ltd.	339,306	1,894,410
Bharat Dynamics Ltd.	105,969	1,181,231
Bharat Electronics Ltd.	4,224,046	11,887,163
Bharat Forge Ltd.	311,994	3,624,324
Bharat Heavy Electricals Ltd.	1,570,554	3,215,818
Bharat Petroleum Corp. Ltd.	2,402,076	6,514,151
Bharti Airtel Ltd.	3,002,151	53,871,720
Bharti Airtel Ltd. - Partly Paid Shares	208,580	2,659,698
Bharti Hexacom Ltd.	71,744	1,069,473
Biocon Ltd.	580,861	2,007,701
Bosch Ltd.	10,440	3,166,943
Britannia Industries Ltd.	142,614	7,489,685
Canara Bank	2,181,871	2,017,209
Castrol India Ltd.	598,059	1,453,255
Central Bank of India Ltd. *	724,070	363,923
CG Power & Industrial Solutions Ltd. *	782,698	5,121,756
Cholamandalam Investment & Finance Co. Ltd.	484,871	7,761,759
Cipla Ltd.	633,310	10,186,807
Coal India Ltd.	2,729,024	11,519,106
Cochin Shipyard Ltd.	82,781	1,200,084
Coforge Ltd.	77,623	6,530,831
Colgate-Palmolive India Ltd.	159,219	4,484,507
Container Corp. of India Ltd.	298,624	2,128,501
Coromandel International Ltd.	154,801	2,948,965
Cummins India Ltd.	164,396	5,106,297
Dabur India Ltd.	673,281	3,795,603
Dalmia Bharat Ltd.	101,308	1,956,203
Deepak Nitrite Ltd.	90,833	1,921,736
Divi's Laboratories Ltd.	154,182	9,656,225
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
65

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dixon Technologies India Ltd.	44,890	7,149,183
DLF Ltd.	744,895	5,410,260
Dr. Lal PathLabs Ltd.	44,866	1,184,642
Dr. Reddy's Laboratories Ltd.	735,480	9,384,323
Eicher Motors Ltd.	161,739	8,823,362
Emami Ltd.	258,345	1,564,618
Embassy Office Parks REIT	1,044,425	4,347,486
Endurance Technologies Ltd.	29,691	599,139
Escorts Kubota Ltd.	40,903	1,341,070
Exide Industries Ltd.	572,439	2,275,266
Federal Bank Ltd.	2,098,431	4,259,512
FSN E-Commerce Ventures Ltd. *	1,630,533	2,959,058
GAIL India Ltd.	3,139,538	5,598,543
GE Vernova T&D India Ltd.	160,266	2,451,141
General Insurance Corp. of India	450,011	1,897,165
GlaxoSmithKline Pharmaceuticals Ltd.	56,760	1,605,655
Glenmark Pharmaceuticals Ltd.	184,564	2,697,577
GMR Airports Ltd. *	4,270,942	3,390,739
Godrej Consumer Products Ltd.	437,300	5,023,237
Godrej Industries Ltd. *	86,880	1,089,776
Godrej Properties Ltd. *	129,426	2,863,964
Grasim Industries Ltd.	446,881	11,780,044
Gujarat Fluorochemicals Ltd.	47,998	1,966,380
Gujarat Gas Ltd.	262,705	1,111,870
Havells India Ltd.	289,481	4,703,617
HCL Technologies Ltd.	1,268,690	22,836,166
HDFC Asset Management Co. Ltd.	119,703	4,963,426
HDFC Bank Ltd.	6,767,807	133,989,102
HDFC Life Insurance Co. Ltd.	1,202,286	8,360,682
Hero MotoCorp Ltd.	155,887	6,557,841
Hindalco Industries Ltd.	1,629,592	11,813,570
Hindustan Aeronautics Ltd.	225,608	7,962,203
Hindustan Petroleum Corp. Ltd.	1,089,804	3,658,471
Hindustan Unilever Ltd.	1,059,610	26,522,415
Hindustan Zinc Ltd.	431,882	1,928,826
Hitachi Energy India Ltd.	11,113	1,433,116
Honeywell Automation India Ltd.	3,289	1,266,743
Housing & Urban Development Corp. Ltd.	552,169	1,042,072
ICICI Bank Ltd.	5,502,262	75,714,169
ICICI Lombard General Insurance Co. Ltd.	295,821	5,716,538
ICICI Prudential Life Insurance Co. Ltd.	469,045	2,956,733
IDBI Bank Ltd.	687,198	543,766
IDFC First Bank Ltd. *	4,378,647	2,921,808
Indian Bank	315,092	1,839,338
Indian Hotels Co. Ltd.	983,727	8,050,477
Indian Oil Corp. Ltd.	4,904,003	6,360,359
Indian Railway Catering & Tourism Corp. Ltd.	364,294	2,793,287
Indian Railway Finance Corp. Ltd.	2,182,504	2,803,961
Indian Renewable Energy Development Agency Ltd. *	793,328	1,414,511
Indraprastha Gas Ltd.	861,914	1,866,382
Indus Towers Ltd. *	1,644,247	6,075,937
Info Edge India Ltd.	92,006	7,352,436
Infosys Ltd.	4,225,568	81,499,263
InterGlobe Aviation Ltd. *	219,379	11,224,954
Ipca Laboratories Ltd.	162,205	2,512,401
IRB Infrastructure Developers Ltd.	3,456,820	1,708,979
ITC Hotels Ltd.	357,308	668,893
ITC Ltd.	3,614,229	16,314,963
Jindal Stainless Ltd.	375,047	2,506,707
Jindal Steel & Power Ltd.	485,828	4,753,415
Jio Financial Services Ltd. *	3,748,879	8,894,530
JSW Energy Ltd.	650,023	3,447,574
JSW Infrastructure Ltd.	263,241	766,375
JSW Steel Ltd.	1,234,877	13,416,540
SECURITY	NUMBER OF SHARES	VALUE ($)
Jubilant Foodworks Ltd.	438,586	3,138,136
Kalyan Jewellers India Ltd.	454,228	2,399,519
Kansai Nerolac Paints Ltd.	269,325	697,630
KEI Industries Ltd.	62,778	2,202,624
Kotak Mahindra Bank Ltd.	1,063,715	23,132,682
KPIT Technologies Ltd.	193,328	2,645,497
L&T Finance Ltd.	1,003,043	1,544,391
L&T Technology Services Ltd.	34,173	1,770,359
Larsen & Toubro Ltd.	802,020	28,998,426
Laurus Labs Ltd.	429,416	2,587,182
LIC Housing Finance Ltd.	361,522	2,052,944
Linde India Ltd.	26,489	1,794,227
Lloyds Metals & Energy Ltd.	142,046	1,657,565
LTIMindtree Ltd.	111,535	5,947,365
Lupin Ltd.	289,664	6,304,970
Macrotech Developers Ltd.	310,640	4,014,717
Mahindra & Mahindra Financial Services Ltd.	738,757	2,284,561
Mahindra & Mahindra Ltd.	1,069,445	31,594,329
Mangalore Refinery & Petrochemicals Ltd.	263,451	318,536
Mankind Pharma Ltd. *	105,399	2,759,047
Marico Ltd.	626,579	4,300,654
Maruti Suzuki India Ltd.	164,430	22,447,679
Max Financial Services Ltd. *	293,734	3,350,438
Max Healthcare Institute Ltd.	889,272	9,940,110
Mazagon Dock Shipbuilders Ltd.	76,262	1,857,271
Metro Brands Ltd.	58,775	750,373
Motilal Oswal Financial Services Ltd.	174,275	1,172,074
Mphasis Ltd.	134,823	3,462,491
MRF Ltd.	3,419	4,117,226
Muthoot Finance Ltd.	127,340	3,103,761
Nestle India Ltd.	430,604	10,775,219
New India Assurance Co. Ltd.	395,486	642,287
NHPC Ltd.	3,592,671	2,993,080
Nippon Life India Asset Management Ltd.	192,294	1,128,003
NLC India Ltd.	339,614	803,551
NMDC Ltd.	4,057,941	2,897,478
NTPC Ltd.	5,676,492	20,204,202
Oberoi Realty Ltd.	145,834	2,474,072
Oil & Natural Gas Corp. Ltd.	4,656,466	11,986,560
Oil India Ltd.	673,097	2,636,120
One 97 Communications Ltd. *	413,113	3,375,343
Oracle Financial Services Software Ltd.	27,725	2,459,942
Page Industries Ltd.	7,325	3,391,618
Patanjali Foods Ltd.	129,091	2,597,273
PB Fintech Ltd. *	379,742	6,351,618
Persistent Systems Ltd.	122,207	7,407,382
Petronet LNG Ltd.	950,105	3,076,037
Phoenix Mills Ltd.	224,893	3,978,765
PI Industries Ltd.	99,682	3,433,414
Pidilite Industries Ltd.	184,566	5,606,137
Piramal Enterprises Ltd.	134,915	1,345,083
Polycab India Ltd.	56,684	3,053,290
Poonawalla Fincorp Ltd. *	305,806	983,080
Power Finance Corp. Ltd.	1,743,715	7,259,522
Power Grid Corp. of India Ltd.	5,023,233	14,400,274
Prestige Estates Projects Ltd.	185,895	2,393,375
Punjab National Bank	2,694,494	2,690,991
Rail Vikas Nigam Ltd.	687,557	2,611,819
Rajesh Exports Ltd. *	179,196	326,061
RBL Bank Ltd.	526,771	953,204
REC Ltd.	1,474,224	6,070,173
Relaxo Footwears Ltd.	92,000	449,151
Reliance Industries Ltd.	7,956,567	109,123,050
Samvardhana Motherson International Ltd.	3,330,629	4,513,856
See financial notes
66
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SBI Cards & Payment Services Ltd.	347,651	3,332,539
SBI Life Insurance Co. Ltd.	505,686	8,266,889
Schaeffler India Ltd.	53,540	1,873,055
Shree Cement Ltd.	16,547	5,159,417
Shriram Finance Ltd.	1,522,665	10,741,724
Siemens Ltd.	107,191	5,663,730
SJVN Ltd.	796,025	765,152
Solar Industries India Ltd.	30,109	2,997,214
Sona Blw Precision Forgings Ltd.	502,110	2,834,074
SRF Ltd.	170,954	5,461,307
Star Health & Allied Insurance Co. Ltd. *	298,561	1,280,516
State Bank of India	2,150,631	16,929,042
Steel Authority of India Ltd.	1,715,545	2,058,958
Sun Pharmaceutical Industries Ltd.	1,293,577	23,553,180
Sun TV Network Ltd.	128,684	825,748
Sundaram Finance Ltd.	77,244	4,005,702
Supreme Industries Ltd.	78,042	2,969,036
Suzlon Energy Ltd. *	14,217,217	8,076,658
Syngene International Ltd.	187,180	1,395,554
Tata Communications Ltd.	137,526	2,125,668
Tata Consultancy Services Ltd.	1,236,529	49,222,343
Tata Consumer Products Ltd.	763,601	8,409,723
Tata Elxsi Ltd.	41,762	2,582,499
Tata Motors Ltd.	2,546,653	18,062,999
Tata Power Co. Ltd.	1,777,611	6,890,741
Tata Steel Ltd.	10,102,475	15,840,002
Tata Technologies Ltd.	204,226	1,567,805
Tata Teleservices Maharashtra Ltd. *	689,137	468,751
Tech Mahindra Ltd.	729,340	12,401,166
Thermax Ltd.	46,259	1,717,325
Titan Co. Ltd.	486,664	17,114,544
Torrent Pharmaceuticals Ltd.	124,012	4,178,104
Torrent Power Ltd.	213,367	3,079,546
Trent Ltd.	218,334	12,105,291
Tube Investments of India Ltd.	123,544	3,476,238
TVS Motor Co. Ltd.	286,572	7,288,442
UltraTech Cement Ltd.	139,552	16,152,970
Union Bank of India Ltd.	1,784,973	2,286,707
United Breweries Ltd.	90,652	2,016,169
United Spirits Ltd.	342,993	5,034,725
UNO Minda Ltd.	219,734	2,073,949
UPL Ltd.	634,908	4,592,546
Varun Beverages Ltd.	1,408,949	7,021,096
Vedant Fashions Ltd.	70,262	677,016
Vedanta Ltd.	1,894,192	8,545,146
Vodafone Idea Ltd. *	25,560,844	2,205,441
Voltas Ltd.	274,385	4,139,430
Whirlpool of India Ltd.	69,178	733,690
Wipro Ltd.	3,361,230	10,665,206
Yes Bank Ltd. *	28,416,669	5,439,529
Zee Entertainment Enterprises Ltd.	1,152,505	1,226,081
Zomato Ltd. *	8,220,286	20,864,540
Zydus Lifesciences Ltd.	313,579	3,141,389
		1,787,860,780

Indonesia 1.4%
Alamtri Resources Indonesia Tbk. PT	13,394,416	1,672,282
Amman Mineral Internasional PT *	15,133,332	5,978,488
Astra International Tbk. PT	23,963,829	6,547,415
Avia Avian Tbk. PT	23,369,587	513,060
Bank Central Asia Tbk. PT	65,807,320	33,439,486
Bank Mandiri Persero Tbk. PT	52,170,598	14,474,352
Bank Negara Indonesia Persero Tbk. PT	18,125,970	4,405,770
Bank Rakyat Indonesia Persero Tbk. PT	82,468,809	16,712,618
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank Syariah Indonesia Tbk. PT	4,899,779	738,809
Barito Pacific Tbk. PT	29,982,150	1,419,541
Bukit Asam Tbk. PT	5,655,308	883,429
Bumi Serpong Damai Tbk. PT *	11,267,678	564,063
Charoen Pokphand Indonesia Tbk. PT	9,087,216	2,296,468
Dayamitra Telekomunikasi PT	27,708,630	1,019,437
Elang Mahkota Teknologi Tbk. PT	37,594,839	1,235,777
GoTo Gojek Tokopedia Tbk. PT *	1,141,076,350	5,161,684
Gudang Garam Tbk. PT *	606,177	385,716
Indah Kiat Pulp & Paper Tbk. PT	3,334,493	945,242
Indocement Tunggal Prakarsa Tbk. PT	1,921,881	521,620
Indofood CBP Sukses Makmur Tbk. PT	2,764,524	1,742,417
Indofood Sukses Makmur Tbk. PT	4,797,656	2,061,719
Indosat Tbk. PT	7,407,468	661,222
Jasa Marga Persero Tbk. PT	2,805,722	602,435
Kalbe Farma Tbk. PT	23,662,138	1,541,321
Mayora Indah Tbk. PT	4,390,455	561,385
Merdeka Copper Gold Tbk. PT *	18,701,822	1,579,165
Perusahaan Gas Negara Tbk. PT	13,709,857	1,244,471
Petrindo Jaya Kreasi Tbk. PT *	2,190,236	885,077
Sarana Menara Nusantara Tbk. PT	25,159,670	789,085
Semen Indonesia Persero Tbk. PT	3,753,024	527,415
Sumber Alfaria Trijaya Tbk. PT	23,626,624	3,135,016
Telkom Indonesia Persero Tbk. PT, Class B	54,440,915	7,716,294
Tower Bersama Infrastructure Tbk. PT	5,783,272	753,430
Trimegah Bangun Persada Tbk. PT	4,551,136	163,325
Unilever Indonesia Tbk. PT	7,483,381	458,120
United Tractors Tbk. PT	1,752,046	2,361,775
Vale Indonesia Tbk. PT *	1,758,535	308,645
XL Axiata Tbk. PT	5,079,379	677,046
		126,684,620

Kuwait 0.9%
Agility Public Warehousing Co. KSC	1,908,182	1,686,961
Boubyan Bank KSCP	1,905,558	4,134,469
Burgan Bank SAK	1,429,888	1,046,485
Gulf Bank KSCP	2,445,280	2,724,017
Kuwait Finance House KSCP	13,348,618	34,625,139
Mabanee Co. KPSC	907,292	2,429,827
Mobile Telecommunications Co. KSCP	2,822,996	4,488,637
National Bank of Kuwait SAKP	9,441,843	31,493,194
		82,628,729

Malaysia 1.8%
Alliance Bank Malaysia Bhd.	1,524,480	1,793,506
AMMB Holdings Bhd.	3,231,072	4,170,527
Axiata Group Bhd.	5,716,677	2,677,391
CelcomDigi Bhd.	5,000,014	4,134,465
CIMB Group Holdings Bhd.	10,020,352	17,537,019
Dialog Group Bhd.	5,136,200	1,818,531
Fraser & Neave Holdings Bhd.	203,600	1,140,616
Gamuda Bhd.	5,876,710	5,741,727
Genting Bhd.	2,288,800	1,687,429
Genting Malaysia Bhd.	3,549,020	1,511,067
Hartalega Holdings Bhd.	2,229,300	1,124,017
Hong Leong Bank Bhd.	749,307	3,593,315
Hong Leong Financial Group Bhd.	335,400	1,376,925
IHH Healthcare Bhd.	3,595,900	6,003,239
IJM Corp. Bhd.	4,071,236	1,915,876
IOI Corp. Bhd.	3,466,492	3,021,771
Kuala Lumpur Kepong Bhd.	676,764	3,127,143
Malayan Banking Bhd.	9,195,418	22,089,609
Maxis Bhd.	3,499,424	2,713,279
MISC Bhd.	2,382,200	3,896,932
Mr. DIY Group M Bhd.	5,094,100	1,575,318
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
67

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nestle Malaysia Bhd.	80,171	1,517,006
Petronas Chemicals Group Bhd.	3,663,100	3,053,609
Petronas Dagangan Bhd.	397,900	1,711,973
Petronas Gas Bhd.	1,107,636	4,343,671
PPB Group Bhd.	860,277	2,070,448
Press Metal Aluminium Holdings Bhd.	4,372,764	4,948,450
Public Bank Bhd.	17,929,670	18,200,875
QL Resources Bhd.	2,183,175	2,372,751
RHB Bank Bhd.	2,414,239	3,738,351
SD Guthrie Bhd.	4,543,608	5,162,150
Sime Darby Bhd.	4,673,900	2,293,746
Telekom Malaysia Bhd.	1,517,134	2,322,023
Tenaga Nasional Bhd.	5,493,474	16,742,016
Top Glove Corp. Bhd. *	5,861,300	1,188,678
YTL Corp. Bhd.	6,075,236	2,573,041
YTL Power International Bhd.	3,147,700	2,236,013
		167,124,503

Mexico 2.1%
Alfa SAB de CV, A Shares	3,568,631	3,057,659
Alpek SAB de CV	525,652	337,470
Alsea SAB de CV	592,508	1,293,275
America Movil SAB de CV, Series B	26,588,822	18,922,170
Arca Continental SAB de CV	652,540	6,747,739
Banco del Bajio SA	962,811	2,169,074
Becle SAB de CV	720,297	620,670
Cemex SAB de CV, Series CPO	17,937,726	11,035,509
Coca-Cola Femsa SAB de CV	636,127	5,670,747
Concentradora Fibra Danhos SA de CV	364,090	378,642
Corp. Inmobiliaria Vesta SAB de CV	978,499	2,293,070
El Puerto de Liverpool SAB de CV, Series C1	261,884	1,288,021
Fibra Uno Administracion SA de CV	3,359,307	3,647,383
Fomento Economico Mexicano SAB de CV	2,079,447	19,548,088
GCC SAB de CV	206,337	2,021,006
Gentera SAB de CV	1,196,177	1,661,754
Gruma SAB de CV, B Shares	218,704	3,780,912
Grupo Aeroportuario del Centro Norte SAB de CV	340,500	3,277,206
Grupo Aeroportuario del Pacifico SAB de CV, B Shares *	479,837	9,055,654
Grupo Aeroportuario del Sureste SAB de CV, B Shares	234,981	6,359,292
Grupo Bimbo SAB de CV, Series A	2,602,259	6,988,117
Grupo Carso SAB de CV, Series A1	649,494	3,767,030
Grupo Comercial Chedraui SA de CV	329,008	1,885,632
Grupo Financiero Banorte SAB de CV, O Shares	3,451,172	24,348,754
Grupo Financiero Inbursa SAB de CV, O Shares *	2,733,962	6,336,341
Grupo Mexico SAB de CV, Series B	3,797,205	17,873,008
Grupo Televisa SAB, Series CPO	2,973,515	1,158,729
Industrias Penoles SAB de CV *	210,872	3,229,923
Kimberly-Clark de Mexico SAB de CV, A Shares	1,166,648	1,746,889
Megacable Holdings SAB de CV, Series CPO	365,886	790,426
Operadora De Sites Mexicanos SAB de CV, Class A-1	1,690,664	952,000
Orbia Advance Corp. SAB de CV	1,186,726	825,468
Prologis Property Mexico SA de CV	1,091,185	3,455,415
Promotora y Operadora de Infraestructura SAB de CV	288,846	2,880,229
Qualitas Controladora SAB de CV	212,058	2,045,227
Regional SAB de CV	298,999	1,932,108
SECURITY	NUMBER OF SHARES	VALUE ($)
Wal-Mart de Mexico SAB de CV	6,173,134	16,351,837
		199,732,474

Philippines 0.6%
ACEN Corp.	11,551,502	611,512
Ayala Corp.	391,982	3,731,070
Ayala Land, Inc.	9,017,846	3,374,354
Bank of the Philippine Islands	2,522,718	5,407,145
BDO Unibank, Inc.	2,793,193	7,224,709
Bloomberry Resorts Corp. *	4,412,525	242,720
Converge Information & Communications Technology Solutions, Inc.	3,102,675	828,200
DMCI Holdings, Inc.	5,482,791	1,058,883
Globe Telecom, Inc.	40,978	1,606,828
GT Capital Holdings, Inc.	126,376	1,107,023
International Container Terminal Services, Inc.	1,334,766	8,051,061
JG Summit Holdings, Inc.	3,807,828	1,041,379
Jollibee Foods Corp.	531,115	2,355,525
LT Group, Inc.	4,156,420	832,825
Manila Electric Co.	348,123	2,941,419
Megaworld Corp.	14,426,728	432,858
Metropolitan Bank & Trust Co.	2,063,236	2,547,359
Monde Nissin Corp.	9,396,773	1,223,359
PLDT, Inc.	107,960	2,475,955
Puregold Price Club, Inc.	1,172,861	562,237
Semirara Mining & Power Corp.	1,618,968	1,042,694
SM Prime Holdings, Inc.	12,496,580	4,805,341
Universal Robina Corp.	961,940	1,098,080
		54,602,536

Qatar 0.9%
Al Rayan Bank	7,211,504	4,595,081
Barwa Real Estate Co.	2,754,155	2,156,577
Commercial Bank PSQC	3,988,801	4,953,957
Dukhan Bank	2,021,749	2,041,739
Ezdan Holding Group QSC *	2,630,346	722,424
Industries Qatar QSC	1,840,291	6,686,913
Mesaieed Petrochemical Holding Co.	7,031,662	2,759,749
Ooredoo QPSC	1,307,859	4,468,488
Qatar Aluminum Manufacturing Co.	2,683,336	927,855
Qatar Electricity & Water Co. QSC	649,405	2,648,631
Qatar Fuel QSC	778,057	3,070,771
Qatar Gas Transport Co. Ltd.	3,382,829	4,180,920
Qatar International Islamic Bank QSC	1,555,136	4,565,890
Qatar Islamic Bank QPSC	2,022,846	11,572,612
Qatar National Bank QPSC	5,359,143	24,433,335
Qatar Navigation QSC	1,215,268	3,521,307
Vodafone Qatar QSC	1,866,269	999,512
		84,305,761

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	0
Sberbank of Russia PJSC *(b)(c)	107,550	0
		0

Saudi Arabia 4.5%
Abdullah Al Othaim Markets Co.	495,070	1,343,843
ACWA Power Co.	256,768	25,441,962
Ades Holding Co.	518,296	2,377,061
Advanced Petrochemical Co. *	149,469	1,068,120
Al Rajhi Bank	2,344,632	62,393,481
See financial notes
68
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Al Rajhi Co. for Co-operative Insurance *	57,381	2,555,163
Aldrees Petroleum & Transport Services Co.	59,163	2,271,677
Alinma Bank	1,486,930	12,013,433
Almarai Co. JSC	478,465	7,246,570
Arab National Bank	1,091,386	6,303,341
Arabian Centres Co.	242,817	1,351,897
Arabian Contracting Services Co. *	20,155	788,938
Arabian Drilling Co.	43,009	1,149,109
Arabian Internet & Communications Services Co.	30,361	2,592,217
Astra Industrial Group Co.	47,141	2,307,839
Bank AlBilad	748,973	7,569,015
Bank Al-Jazira *	604,952	2,861,597
Banque Saudi Fransi	1,485,514	6,765,480
BinDawood Holding Co.	400,730	710,571
Bupa Arabia for Cooperative Insurance Co.	89,615	4,071,780
Catrion Catering Holding Co.	52,683	1,910,484
Co. for Cooperative Insurance	87,876	3,388,228
Dallah Healthcare Co.	48,900	1,880,218
Dar Al Arkan Real Estate Development Co. *	659,813	3,145,737
Dr. Soliman Abdel Kader Fakeeh Hospital Co. *	54,260	901,367
Dr. Sulaiman Al Habib Medical Services Group Co.	122,419	9,159,473
Elm Co.	31,299	8,886,536
Emaar Economic City *	226,073	976,557
Etihad Etisalat Co.	447,672	7,400,918
Jamjoom Pharmaceuticals Factory Co.	29,589	1,372,820
Jarir Marketing Co.	670,400	2,263,089
Leejam Sports Co. JSC	31,324	1,344,736
Mobile Telecommunications Co. Saudi Arabia	518,103	1,500,306
Mouwasat Medical Services Co.	117,824	2,657,897
Nahdi Medical Co.	65,315	2,051,598
National Industrialization Co., Class C *	396,791	983,963
Power & Water Utility Co. for Jubail & Yanbu	89,322	1,162,284
Qassim Cement Co.	57,189	786,858
Rabigh Refining & Petrochemical Co. *	455,469	913,294
Riyad Bank	1,763,981	13,875,540
Riyadh Cables Group Co.	84,938	3,261,358
SABIC Agri-Nutrients Co.	281,120	8,125,592
Sahara International Petrochemical Co.	426,672	2,432,405
SAL Saudi Logistics Services	29,366	1,915,293
Saudi Arabian Mining Co. *	1,449,606	17,645,125
Saudi Arabian Oil Co.	6,956,991	50,271,833
Saudi Aramco Base Oil Co.	49,163	1,355,479
Saudi Awwal Bank	1,145,163	10,809,474
Saudi Basic Industries Corp.	1,079,178	17,840,982
Saudi Cement Co.	100,021	1,101,477
Saudi Electricity Co.	937,057	4,157,702
Saudi Ground Services Co.	103,301	1,426,817
Saudi Industrial Investment Group	445,816	1,985,208
Saudi Investment Bank	809,210	3,111,433
Saudi Kayan Petrochemical Co. *	916,253	1,485,433
Saudi National Bank	3,513,120	32,786,497
Saudi Research & Media Group *	45,700	2,498,067
Saudi Tadawul Group Holding Co.	59,590	3,352,662
Saudi Telecom Co.	2,241,982	27,051,085
Saudia Dairy & Foodstuff Co.	20,756	1,715,692
Savola Group *	174,167	1,650,971
Seera Group Holding *	200,184	1,262,927
SECURITY	NUMBER OF SHARES	VALUE ($)
United Electronics Co.	46,572	1,214,501
Yamama Cement Co.	129,373	1,247,056
Yanbu National Petrochemical Co.	326,643	3,044,069
		422,494,135

South Africa 3.3%
Absa Group Ltd.	991,815	10,035,902
African Rainbow Minerals Ltd. (a)	115,832	841,961
Anglo American Platinum Ltd.	103,183	3,126,963
Anglogold Ashanti PLC	604,785	17,139,130
Aspen Pharmacare Holdings Ltd.	464,637	4,085,353
Bid Corp. Ltd.	391,517	9,494,221
Bidvest Group Ltd.	402,079	5,316,384
Capitec Bank Holdings Ltd.	113,236	18,744,346
Clicks Group Ltd.	310,375	5,758,294
Discovery Ltd.	613,251	6,833,015
Exxaro Resources Ltd.	262,899	2,207,092
FirstRand Ltd.	5,941,052	22,619,022
Foschini Group Ltd.	386,496	2,826,639
Gold Fields Ltd. (a)	1,066,928	18,739,673
Growthpoint Properties Ltd.	3,945,218	2,721,133
Harmony Gold Mining Co. Ltd.	677,907	6,578,499
Impala Platinum Holdings Ltd. *	908,473	4,310,875
Investec Ltd.	319,767	2,070,372
Kumba Iron Ore Ltd.	70,243	1,399,376
Mr. Price Group Ltd.	296,087	3,902,179
MTN Group Ltd.	2,030,172	12,922,705
MultiChoice Group *	299,209	1,708,500
Naspers Ltd., N Shares	210,319	50,207,836
Nedbank Group Ltd.	559,485	8,429,102
NEPI Rockcastle NV *	771,020	5,583,642
Northam Platinum Holdings Ltd.	420,953	2,193,783
Old Mutual Ltd.	5,254,022	3,581,420
OUTsurance Group Ltd.	1,067,460	4,102,587
Pepkor Holdings Ltd.	3,082,186	4,279,961
Reinet Investments SCA	175,185	4,326,214
Remgro Ltd.	551,796	4,386,143
Sanlam Ltd.	2,053,411	9,541,492
Santam Ltd.	67,084	1,456,903
Sasol Ltd.	688,727	3,004,107
Shoprite Holdings Ltd.	556,700	8,243,266
Sibanye Stillwater Ltd. *(a)	3,355,356	2,543,729
Standard Bank Group Ltd.	1,574,388	18,477,284
Tiger Brands Ltd.	197,498	2,875,937
Vodacom Group Ltd.	701,276	4,415,896
Woolworths Holdings Ltd.	1,124,784	3,527,119
		304,558,055

Taiwan 19.8%
Accton Technology Corp.	600,000	12,306,286
Acer, Inc.	3,457,086	4,124,797
Advanced Energy Solution Holding Co. Ltd.	31,000	892,800
Advantech Co. Ltd.	551,911	6,828,979
Airtac International Group	160,920	4,757,102
Alchip Technologies Ltd.	97,000	9,711,086
ASE Technology Holding Co. Ltd.	3,910,120	20,377,311
Asia Cement Corp.	2,931,061	3,733,893
Asia Vital Components Co. Ltd.	371,000	6,071,680
ASMedia Technology, Inc.	48,445	3,034,041
ASPEED Technology, Inc.	37,800	4,135,680
Asustek Computer, Inc.	846,621	17,596,816
AUO Corp. *	7,809,224	3,629,430
Capital Securities Corp.	2,221,644	1,834,866
Catcher Technology Co. Ltd.	716,224	4,507,436
Cathay Financial Holding Co. Ltd.	11,233,905	23,417,877
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
69

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chailease Holding Co. Ltd.	1,748,045	6,712,493
Chang Hwa Commercial Bank Ltd.	9,013,110	4,985,537
Cheng Shin Rubber Industry Co. Ltd.	2,184,277	3,355,049
Chicony Electronics Co. Ltd.	719,984	3,565,635
China Airlines Ltd.	3,476,872	2,521,891
China Motor Corp.	314,600	761,272
China Steel Corp.	13,478,956	10,002,669
Chunghwa Telecom Co. Ltd.	4,553,310	17,762,245
Compal Electronics, Inc.	4,775,535	5,646,956
CTBC Financial Holding Co. Ltd.	19,680,792	24,441,669
Delta Electronics, Inc.	2,575,148	31,549,242
E Ink Holdings, Inc.	968,000	8,127,512
E.Sun Financial Holding Co. Ltd.	18,127,553	16,104,173
Eclat Textile Co. Ltd.	239,510	3,978,147
Elite Material Co. Ltd.	362,000	6,972,465
eMemory Technology, Inc.	80,000	7,180,190
Ennostar, Inc. *	568,914	781,092
Eternal Materials Co. Ltd.	1,308,352	1,152,347
Eva Airways Corp.	3,199,374	4,192,703
Evergreen Marine Corp. Taiwan Ltd.	1,196,088	7,873,676
Far Eastern International Bank	3,210,500	1,350,245
Far Eastern New Century Corp.	3,335,799	3,273,531
Far EasTone Telecommunications Co. Ltd.	2,126,509	5,826,230
Feng TAY Enterprise Co. Ltd.	629,694	2,648,313
First Financial Holding Co. Ltd.	12,976,747	10,935,072
Formosa Chemicals & Fibre Corp.	4,080,008	3,692,990
Formosa Petrochemical Corp.	1,590,660	1,876,070
Formosa Plastics Corp.	4,462,560	5,276,871
Formosa Sumco Technology Corp.	66,000	192,896
Formosa Taffeta Co. Ltd.	1,394,132	820,015
Fortune Electric Co. Ltd.	151,000	2,899,200
Foxconn Technology Co. Ltd.	1,318,355	3,065,615
Fubon Financial Holding Co. Ltd.	9,695,897	27,274,097
Genius Electronic Optical Co. Ltd.	95,000	1,381,029
Giant Manufacturing Co. Ltd.	382,096	1,839,883
Gigabyte Technology Co. Ltd.	605,000	4,766,248
Global Unichip Corp.	105,000	4,288,000
Globalwafers Co. Ltd.	311,451	3,587,915
Hiwin Technologies Corp.	323,445	3,085,357
Hon Hai Precision Industry Co. Ltd.	14,284,092	75,746,499
Hotai Motor Co. Ltd.	403,600	7,626,118
HTC Corp. *	847,778	1,197,547
Hua Nan Financial Holdings Co. Ltd., Class C	11,208,709	9,513,525
Innolux Corp.	8,490,381	3,855,442
International Games System Co. Ltd.	233,000	6,973,135
Inventec Corp.	3,092,043	4,381,867
Jentech Precision Industrial Co. Ltd.	124,000	5,063,924
KGI Financial Holding Co. Ltd.	18,446,308	10,259,661
King Yuan Electronics Co. Ltd.	1,330,000	4,357,333
Largan Precision Co. Ltd.	114,456	9,418,094
Lite-On Technology Corp., ADR	2,445,866	7,975,853
Lotes Co. Ltd.	88,000	4,438,552
MediaTek, Inc.	1,770,713	81,756,349
Mega Financial Holding Co. Ltd.	14,521,508	17,547,514
Micro-Star International Co. Ltd.	834,095	4,702,707
momo.com, Inc.	108,547	1,278,580
Nan Ya Plastics Corp.	6,359,816	6,541,525
Nan Ya Printed Circuit Board Corp.	258,000	1,069,349
Nanya Technology Corp. *	1,383,000	1,629,042
Nien Made Enterprise Co. Ltd.	184,752	2,511,220
Novatek Microelectronics Corp.	679,608	11,287,965
Oneness Biotech Co. Ltd. *	454,087	1,078,046
Parade Technologies Ltd.	88,100	1,831,137
Pegatron Corp.	2,463,657	7,132,874
PharmaEssentia Corp. *	309,000	5,989,303
Pou Chen Corp.	2,740,792	3,207,510
SECURITY	NUMBER OF SHARES	VALUE ($)
Powerchip Semiconductor Manufacturing Corp. *	3,652,000	2,042,337
Powertech Technology, Inc.	826,000	3,222,187
President Chain Store Corp.	614,400	4,915,200
Quanta Computer, Inc.	3,182,057	24,292,732
Realtek Semiconductor Corp.	582,336	9,761,061
Ruentex Development Co. Ltd.	1,835,350	2,377,215
Shanghai Commercial & Savings Bank Ltd.	4,360,151	5,846,755
Shihlin Electric & Engineering Corp.	353,000	2,022,522
Shin Kong Financial Holding Co. Ltd. *	20,308,575	7,705,654
Silergy Corp.	397,000	5,474,819
Sino-American Silicon Products, Inc.	711,000	2,730,240
SinoPac Financial Holdings Co. Ltd.	14,142,933	9,805,767
Synnex Technology International Corp.	1,690,956	3,633,140
Taishin Financial Holding Co. Ltd.	14,333,475	7,600,837
Taiwan Business Bank	7,673,508	3,659,898
Taiwan Cooperative Financial Holding Co. Ltd.	12,558,567	9,396,200
Taiwan Fertilizer Co. Ltd.	907,508	1,482,436
Taiwan Glass Industry Corp. *	1,631,311	842,689
Taiwan High Speed Rail Corp.	2,652,000	2,222,629
Taiwan Mobile Co. Ltd.	1,847,524	6,446,979
Taiwan Secom Co. Ltd.	387,000	1,468,389
Taiwan Semiconductor Manufacturing Co. Ltd.	28,855,500	914,581,943
Tatung Co. Ltd. *	2,604,000	3,396,608
TCC Group Holdings Co. Ltd.	7,687,872	8,223,826
Teco Electric & Machinery Co. Ltd.	1,486,000	2,468,175
Transcend Information, Inc.	297,000	809,198
U-Ming Marine Transport Corp.	572,000	1,284,766
Unimicron Technology Corp.	1,524,348	5,481,846
Uni-President Enterprises Corp.	5,614,676	13,945,786
United Microelectronics Corp.	14,048,850	18,710,392
Vanguard International Semiconductor Corp.	1,199,580	3,655,863
Voltronic Power Technology Corp.	77,000	3,860,267
Walsin Lihwa Corp.	3,276,814	2,781,235
Walsin Technology Corp.	380,000	1,110,613
Wan Hai Lines Ltd.	1,141,910	2,923,290
Win Semiconductors Corp. *	500,000	1,691,429
Winbond Electronics Corp. *	4,038,703	2,301,676
Wistron Corp.	3,257,080	11,117,500
Wiwynn Corp.	125,000	7,485,714
WPG Holdings Ltd.	1,686,000	3,648,183
Yageo Corp.	550,941	9,503,470
Yang Ming Marine Transport Corp.	2,113,000	4,694,482
Yuanta Financial Holding Co. Ltd.	13,744,042	15,351,440
Yulon Motor Co. Ltd.	845,408	1,286,952
Yulon Nissan Motor Co. Ltd.	26,000	63,390
Zhen Ding Technology Holding Ltd.	775,000	2,775,238
		1,841,180,259

Thailand 1.7%
Advanced Info Service PCL NVDR	1,299,900	10,498,863
Airports of Thailand PCL NVDR	4,879,200	6,175,299
Asset World Corp. PCL NVDR	12,572,700	1,074,322
B Grimm Power PCL NVDR	256,600	84,100
Bangkok Bank PCL NVDR	638,100	2,828,946
Bangkok Dusit Medical Services PCL NVDR	13,309,600	9,425,483
Bangkok Expressway & Metro PCL NVDR	9,581,690	1,794,508
Banpu PCL NVDR	13,356,633	1,618,157
Berli Jucker PCL NVDR	738,750	473,440
BTS Group Holdings PCL NVDR *	14,817,700	2,514,966
See financial notes
70
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bumrungrad Hospital PCL NVDR	684,200	3,914,291
Carabao Group PCL NVDR	454,400	900,888
Central Pattana PCL NVDR	3,980,800	5,737,198
Central Retail Corp. PCL NVDR	2,822,800	2,767,249
Charoen Pokphand Foods PCL NVDR	4,634,000	3,308,789
CP ALL PCL NVDR	7,349,800	11,614,286
CP Axtra PCL NVDR	2,089,710	1,758,114
Delta Electronics Thailand PCL NVDR	3,301,810	7,464,038
Digital Telecommunications Infrastructure Fund, Class F	7,833,900	2,280,995
Electricity Generating PCL NVDR	413,700	1,165,224
Energy Absolute PCL NVDR	3,095,102	222,809
Global Power Synergy PCL NVDR	461,968	381,903
Gulf Energy Development PCL NVDR	3,887,559	5,574,377
Home Product Center PCL NVDR	5,656,919	1,398,814
Indorama Ventures PCL NVDR	2,736,700	1,529,621
Intouch Holdings PCL NVDR	1,081,809	2,508,841
IRPC PCL NVDR	21,155,200	526,210
Kasikornbank PCL NVDR	2,194,769	9,730,266
Krung Thai Bank PCL NVDR	7,575,600	4,987,958
Krungthai Card PCL NVDR	1,519,900	2,201,626
Land & Houses PCL NVDR	10,825,700	1,400,237
Minor International PCL NVDR	5,319,780	4,514,555
Muangthai Capital PCL NVDR	1,118,615	1,538,515
Osotspa PCL NVDR	2,298,963	1,002,401
PTT Exploration & Production PCL NVDR	1,570,904	5,010,711
PTT Global Chemical PCL NVDR *	1,787,214	831,566
PTT Oil & Retail Business PCL NVDR	4,394,600	1,414,605
PTT PCL NVDR	17,538,200	16,166,605
Ratch Group PCL NVDR	931,050	708,385
SCB X PCL NVDR	2,103,500	7,509,752
SCG Packaging PCL NVDR	962,000	380,042
Siam Cement PCL NVDR	871,300	3,250,882
Siam City Cement PCL NVDR	6,300	29,958
Srisawad Corp. PCL NVDR	937,750	946,737
Thai Life Insurance PCL NVDR	1,614,500	529,151
Thai Oil PCL NVDR	915,626	610,909
Thai Union Group PCL NVDR	3,320,000	1,107,557
TMBThanachart Bank PCL NVDR	53,330,318	2,996,392
True Corp. PCL NVDR *	11,183,170	3,763,449
		160,173,990

Turkey 1.1%
AG Anadolu Grubu Holding AS	136,876	1,157,108
Agrotech Yueksek Teknoloji VE Yatirim AS *	491,782	120,244
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,198,350	641,132
Akbank TAS	3,672,751	6,767,777
Akcansa Cimento AS	76,588	360,685
Akfen Yenilenebilir Enerji AS *	478,150	224,003
Aksa Akrilik Kimya Sanayii AS	1,845,828	656,002
Aksa Enerji Uretim AS	276,693	267,734
Alarko Holding AS	174,690	364,471
Alfa Solar Enerji Sanayi VE Ticaret AS	133,632	205,447
Anadolu Anonim Turk Sigorta Sirketi *	223,833	656,989
Anadolu Efes Biracilik Ve Malt Sanayii AS	235,911	1,116,173
Anadolu Hayat Emeklilik AS	80,799	223,222
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	59,920	92,286
Arcelik AS *	227,605	795,192
Aselsan Elektronik Sanayi Ve Ticaret AS	1,378,520	3,527,215
SECURITY	NUMBER OF SHARES	VALUE ($)
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	294,170	880,355
Aygaz AS	71,127	282,580
Baticim Bati Anadolu Cimento Sanayii AS *	3,104,743	336,636
BIM Birlesik Magazalar AS	529,575	7,336,983
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	46,024	449,560
Borusan Yatirim ve Pazarlama AS	6,642	321,348
Can2 Termik AS *	4,205,475	160,055
Cimsa Cimento Sanayi VE Ticaret AS	501,549	618,242
Coca-Cola Icecek AS	895,202	1,305,209
CW Enerji Muhendislik Ticaret VE Sanayi AS	207,927	96,783
Dogan Sirketler Grubu Holding AS	920,775	329,258
Dogus Otomotiv Servis ve Ticaret AS	112,526	533,014
EGE Endustri VE Ticaret AS	1,579	382,401
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	222,904	268,052
Emlak Konut Gayrimenkul Yatirim Ortakligi AS *	2,443,045	963,238
Enerjisa Enerji AS	276,131	438,891
Enerya Enerji AS	51,217	312,301
Enka Insaat ve Sanayi AS	2,154,445	2,865,711
Eregli Demir ve Celik Fabrikalari TAS	3,880,820	2,371,686
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS *	170,325	152,592
Ford Otomotiv Sanayi AS	78,877	1,905,920
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	139,947	582,817
Girsim Elektrik Sanayi Taahut Ve Ticaret AS *	161,928	210,155
Gubre Fabrikalari TAS *	107,915	815,512
Haci Omer Sabanci Holding AS	1,570,252	4,161,829
Hektas Ticaret TAS *	4,125,565	375,026
Investco Holding AS *	53,443	374,968
Is Gayrimenkul Yatirim Ortakligi AS *	588,166	275,704
Is Yatirim Menkul Degerler AS, Class A	685,429	773,588
Iskenderun Demir ve Celik AS	175,892	183,200
Izdemir Enerji Elektrik Uretim AS *	775,259	106,984
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	92,726	77,943
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	1,066,076	808,551
Kayseri Seker Fabrikasi AS *	584,177	292,708
Kiler Holding AS *	514,023	377,750
Kimteks Poliuretan Sanayi VE Ticaret AS	155,680	74,467
KOC Holding AS	1,013,881	4,230,692
Kocaer Celik Sanayi Ve Ticaret AS	322,748	89,430
Kontrolmatik Enerji Ve Muhendislik AS	368,377	302,589
Konya Cimento Sanayii AS *	1,163	174,502
Kordsa Teknik Tekstil AS *	69,965	120,017
Koza Anadolu Metal Madencilik Isletmeleri AS *	249,117	455,978
Margun Enerji Uretim Sanayi VE Ticaret AS *	448,625	318,880
Mavi Giyim Sanayi Ve Ticaret AS, Class B	324,710	592,564
MIA Teknoloji AS *	226,487	199,682
Migros Ticaret AS	108,997	1,677,221
MLP Saglik Hizmetleri AS *	113,834	1,113,483
Nuh Cimento Sanayi AS	74,446	515,195
ODAS Elektrik Uretim ve Sanayi Ticaret AS *	1,605,033	229,400
Otokar Otomotiv Ve Savunma Sanayi AS	47,834	512,098
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
71

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oyak Cimento Fabrikalari AS *	1,525,605	1,161,252
Oyak Yatirim Menkul Degerler AS *	151,422	120,980
Pegasus Hava Tasimaciligi AS *	233,089	1,525,314
Petkim Petrokimya Holding AS *	1,686,797	753,742
Politeknik Metal Sanayi ve Ticaret AS *	633	105,724
Reeder Teknoloji Sanayi VE Ticaret AS *	249,207	80,721
Reysas Gayrimenkul Yatirim Ortakligi AS *	412,810	177,908
Reysas Tasimacilik ve Lojistik Ticaret AS *	1,558,143	818,268
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	578,276	280,727
Sasa Polyester Sanayi AS *	12,811,464	1,238,263
Selcuk Ecza Deposu Ticaret ve Sanayi AS	197,176	354,158
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS *	205,097	203,174
Sok Marketler Ticaret AS	344,442	359,508
TAB Gida Sanayi Ve Ticaret AS, Class A	30,154	134,165
TAV Havalimanlari Holding AS *	219,754	1,500,627
Tekfen Holding AS *	232,333	447,840
Tofas Turk Otomobil Fabrikasi AS	164,723	879,485
Turk Altin Isletmeleri AS *	1,277,600	783,578
Turk Hava Yollari AO *	660,607	5,575,525
Turk Telekomunikasyon AS *	678,321	895,204
Turk Traktor ve Ziraat Makineleri AS	34,134	621,978
Turkcell Iletisim Hizmetleri AS	1,434,253	3,954,529
Turkiye Garanti Bankasi AS	711,120	2,505,884
Turkiye Halk Bankasi AS *	824,964	443,173
Turkiye Is Bankasi AS, Class C	9,569,030	3,974,596
Turkiye Petrol Rafinerileri AS	1,032,863	3,648,144
Turkiye Sigorta AS	904,329	402,859
Turkiye Sinai Kalkinma Bankasi AS *	1,659,659	561,210
Turkiye Sise ve Cam Fabrikalari AS	1,724,027	1,673,872
Turkiye Vakiflar Bankasi TAO, Class D *	769,061	545,381
Ulker Biskuvi Sanayi AS *	189,505	572,835
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	90,580	173,732
Vestel Beyaz Esya Sanayi ve Ticaret AS	497,363	189,699
Vestel Elektronik Sanayi ve Ticaret AS *	186,387	285,532
Yapi ve Kredi Bankasi AS	3,967,411	3,193,699
Yayla Agro Gida Sanayi VE Nakliyat AS *	204,675	48,643
YEO Teknoloji Enerji VE Endustri AS *	105,889	140,325
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,202,287	601,432
Zorlu Enerji Elektrik Uretim AS *	1,172,054	120,984
		100,564,098

United Arab Emirates 1.9%
Abu Dhabi Commercial Bank PJSC	3,551,460	11,062,353
Abu Dhabi Islamic Bank PJSC	1,807,030	8,364,285
Abu Dhabi National Oil Co. for Distribution PJSC	3,321,398	3,156,174
Abu Dhabi Ports Co. PJSC *	1,049,247	1,305,595
ADNOC Drilling Co. PJSC	2,943,071	4,399,341
ADNOC Logistics & Services	1,904,162	2,597,504
Agility Global PLC	3,463,204	1,206,987
Air Arabia PJSC	3,091,681	2,937,884
Aldar Properties PJSC	4,384,006	10,659,508
Alpha Dhabi Holding PJSC	1,632,361	4,835,703
Americana Restaurants International PLC - Foreign Co.	3,608,920	2,358,322
Apex Investment Co. PSC *	1,116,784	1,365,306
Borouge PLC	3,381,153	2,430,431
Burjeel Holdings PLC	1,163,881	459,506
SECURITY	NUMBER OF SHARES	VALUE ($)
Dubai Electricity & Water Authority PJSC	10,408,673	7,368,571
Dubai Financial Market PJSC	2,159,317	811,353
Dubai Investments PJSC	2,706,607	1,650,775
Dubai Islamic Bank PJSC	3,370,818	7,094,623
Emaar Development PJSC	1,123,646	3,946,697
Emaar Properties PJSC	8,028,343	29,619,639
Emirates Central Cooling Systems Corp.	3,155,337	1,426,161
Emirates NBD Bank PJSC	2,179,697	13,116,046
Emirates Telecommunications Group Co. PJSC	4,159,392	18,890,369
Fertiglobe PLC	1,516,270	966,066
First Abu Dhabi Bank PJSC	5,333,506	20,679,371
Ghitha Holding PJSC *	54,294	304,828
Modon Holding PSC *	3,886,547	3,217,007
Multiply Group PJSC *	5,815,428	3,040,167
NMDC Group PJSC	239,493	1,641,962
Phoenix Group PLC *	410,309	117,305
Pure Health Holding PJSC *	2,853,294	2,454,981
Salik Co. PJSC	2,239,492	3,079,324
Talabat Holding PLC *	3,959,343	1,660,192
		178,224,336
Total Common Stocks (Cost $6,581,592,189)		9,127,075,357

PREFERRED STOCKS 1.4% OF NET ASSETS

Brazil 1.2%
Alpargatas SA	299,317	322,855
Banco Bradesco SA	6,200,973	11,876,789
Bradespar SA	353,166	998,987
Braskem SA, A Shares *	251,326	469,804
Centrais Eletricas Brasileiras SA, B Shares	338,329	2,419,642
Cia Energetica de Minas Gerais	1,970,807	3,737,766
Cia Paranaense de Energia - Copel, B Shares	1,294,984	2,177,983
Gerdau SA	1,634,285	4,639,548
Isa Energia Brasil SA	370,885	1,466,224
Itau Unibanco Holding SA	5,799,461	31,564,247
Itausa SA	6,964,487	10,431,599
Metalurgica Gerdau SA	837,221	1,308,225
Petroleo Brasileiro SA	6,516,156	39,895,286
Unipar Carbocloro SA, B Shares	69,802	540,836
Usinas Siderurgicas de Minas Gerais SA Usiminas, A Shares	504,704	491,073
		112,340,864

Chile 0.1%
Embotelladora Andina SA, B Shares	488,562	1,635,568
Sociedad Quimica y Minera de Chile SA, B Shares	161,976	6,225,877
		7,861,445

Colombia 0.1%
Bancolombia SA	575,265	5,976,345
Total Preferred Stocks (Cost $133,536,630)		126,178,654

See financial notes
72
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Brazil 0.0%
Itausa SA
expires 04/11/25, strike BRL 6.71 *(b)	95,877	34,146
Total Rights (Cost $0)		34,146

SHORT-TERM INVESTMENTS 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)	115,832,564	115,832,564
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)(e)	60,268,482	60,268,482
		176,101,046
Total Short-Term Investments (Cost $176,101,046)		176,101,046

Total Investments in Securities (Cost $6,891,229,865)		9,429,389,203

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/21/25	443	24,287,475	(627,286)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $54,969,170.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
BRL —	Brazilian Real

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	23.1%
Information Technology	20.9%
Consumer Discretionary	14.7%
Communication Services	9.7%
Industrials	6.6%
Materials	6.2%
Consumer Staples	5.1%
Energy	4.7%
Health Care	3.4%
Utilities	3.2%
Real Estate	2.1%
Short-Term Investments	1.9%
Total	101.6%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,904,615,918	$—	$—	$5,904,615,918
China	3,155,814,054	—	5,848,636	3,161,662,690
Greece	60,796,749	—	0 *	60,796,749
Hong Kong	—	—	0 *	0
Russia	—	—	0 *	0
Preferred Stocks[1]	126,178,654	—	—	126,178,654
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
73

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Rights
Brazil	$—	$—	$34,146	$34,146
Short-Term Investments[1]	176,101,046	—	—	176,101,046
Liabilities
Futures Contracts[2]	(627,286)	—	—	(627,286)
Total	$9,422,879,135	$—	$5,882,782	$9,428,761,917

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
74
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,891,229,865) including securities on loan of $54,969,170		$9,429,389,203
Foreign currency, at value (cost $10,858,605)		10,883,823
Deposit with broker for futures contracts		1,229,363
Receivables:
Dividends		9,979,754
Investments sold		1,329,250
Income from securities on loan		123,983
Foreign tax reclaims	+	2,775
Total assets		9,452,938,151

Liabilities
Collateral held for securities on loan		60,268,482
Payables:
Foreign capital gains tax		104,745,155
Investments bought		5,030,587
Management fees		794,134
Variation margin on futures contracts	+	343,350
Total liabilities		171,181,708
Net assets		$9,281,756,443

Net Assets by Source
Capital received from investors		$8,938,960,721
Total distributable earnings	+	342,795,722
Net assets		$9,281,756,443

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,281,756,443		340,600,000		$27.25

See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
75

Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $9,130,281)		$77,806,135
Other Interest		68,811
Securities on loan, net	+	775,496
Total investment income		78,650,442

Expenses
Management fees		5,089,461
Total expenses	–	5,089,461
Net investment income		73,560,981

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $5,304,965)		(45,484,372)
Net realized gains on futures contracts		826,993
Net realized losses on foreign currency transactions	+	(850,877)
Net realized losses		(45,508,256)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of $54,579,119)		236,397,605
Net change in unrealized appreciation (depreciation) on futures contracts		(519,737)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	51,587
Net change in unrealized appreciation (depreciation)	+	235,929,455
Net realized and unrealized gains		190,421,199
Increase in net assets resulting from operations		$263,982,180
See financial notes
76
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$73,560,981	$232,405,535
Net realized losses		(45,508,256)	(196,376,560)
Net change in unrealized appreciation (depreciation)	+	235,929,455	1,120,031,115
Increase in net assets resulting from operations		$263,982,180	$1,156,060,090

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($258,261,060 )	($289,173,820 )

TRANSACTIONS IN FUND SHARES
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,800,000	$186,738,228	—	$—
Shares redeemed	+	—	—	(9,900,000)	(240,604,219)
Net transactions in fund shares		6,800,000	$186,738,228	(9,900,000)	($240,604,219 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		333,800,000	$9,089,297,095	343,700,000	$8,463,015,044
Total increase (decrease)	+	6,800,000	192,459,348	(9,900,000)	626,282,051
End of period		340,600,000	$9,281,756,443	333,800,000	$9,089,297,095
See financial notes
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
77

Schwab International Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab International Dividend Equity ETF	Schwab Long-Term U.S. Treasury ETF
Schwab International Equity ETF	Schwab U.S. Aggregate Bond ETF
Schwab International Small-Cap Equity ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab Emerging Markets Equity ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Broad Market ETF	Schwab Municipal Bond ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental International Equity ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Small Equity ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab U.S. Dividend Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. REIT ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Short-Term U.S. Treasury ETF	Schwab Core Bond ETF
Schwab Intermediate-Term U.S. Treasury ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab International Dividend Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of high dividend yielding stocks issued by companies outside the United States. The fund generally invests in stocks that are included in the Dow Jones International Dividend 100 Index.
The Schwab International Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index.
The Schwab International Small-Cap Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index.
The Schwab Emerging Markets Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index.
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Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets ( i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
79

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid
80
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2025, Schwab International Dividend Equity ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the related collateral as of February 28, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
81

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union.  These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF will evaluate the requirements to enter into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended February 28, 2025, the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and each fund, the investment adviser pays the operating expenses of each funds, excluding taxes, acquired fund fees and expenses, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, semiannually for Schwab International Equity ETF, Schwab International Small Cap Equity ETF and Schwab Emerging Markets ETF, and quarterly for Schwab International Dividend Equity ETF, and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
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Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations, if any. Foreign taxes accrued as of February 28, 2025, if any, are reflected in each fund’s Statement of Assets and Liabilities, if any.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and each fund.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
0.08%*	0.06%	0.11%	0.11%
* Prior to February 28, 2025, the annual management fee of the Schwab International Dividend Equity ETF was 0.14%.
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83

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
Schwab International Opportunities Fund	— %	— %	— %	0.2%
Schwab Monthly Income Fund - Flexible Payout	1.6%	— %	— %	— %
Schwab Monthly Income Fund - Income Payout	0.8%	— %	— %	— %
Schwab Monthly Income Fund - Target Payout	0.9%	— %	— %	— %
Schwab Target 2010 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2015 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2020 Index Fund	— %	0.1%	— %	— %
Schwab Target 2025 Index Fund	— %	0.1%	— %	— %
Schwab Target 2030 Index Fund	— %	0.4%	— %	0.3%
Schwab Target 2035 Index Fund	— %	0.4%	— %	0.3%
Schwab Target 2040 Index Fund	— %	0.5%	— %	0.5%
Schwab Target 2045 Index Fund	— %	0.4%	— %	0.4%
Schwab Target 2050 Index Fund	— %	0.6%	— %	0.7%
Schwab Target 2055 Index Fund	— %	0.4%	— %	0.5%
Schwab Target 2060 Index Fund	— %	0.5%	— %	0.6%
Schwab Target 2065 Index Fund	— %	0.1%	— %	0.2%
Schwab VIT Balanced Portfolio	— %	0.0%*	0.0%*	0.0%*
Schwab VIT Balanced with Growth Portfolio	— %	0.1%	0.1%	0.1%
Schwab VIT Growth Portfolio	— %	0.1%	0.2%	0.1%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
During the period ended February 28, 2025, the professional fees incurred by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF paid by the investment adviser were $109,667 and $14,883, respectively, as shown as Professional fees in each fund’s Statement of Operations.
During the period ended February 28, 2025, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of February 28, 2025, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF to the investment adviser was $306,033, $28,377 respectively. Schwab Emerging Markets Equity ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the funds to the investment adviser.
No other amounts for additional foreign withholding tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
84
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities. For the period ended February 28, 2025, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab International Dividend Equity ETF	$9,802,121	$12,671,423	($1,057,704 )
Schwab International Equity ETF	198,867,874	146,122,910	(131,140,788)
Schwab International Small-Cap Equity ETF	91,307,102	115,473,458	54,165,465
Schwab Emerging Markets Equity ETF	15,233,093	44,233,891	(22,967,653)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
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85

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
As of February 28, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab International Dividend Equity ETF
Futures Contracts[1]	$115,671	$115,671
Schwab International Equity ETF
Futures Contracts[1]	5,562,009	5,562,009
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	326,030	326,030

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	($627,286 )	($627,286 )

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended February 28, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab International Dividend Equity ETF
Futures Contracts[1]	($89,302 )	($89,302 )
Schwab International Equity ETF
Futures Contracts[1]	(6,148,819)	(6,148,819)
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	(579,286)	(579,286)
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	826,993	826,993

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab International Dividend Equity ETF
Futures Contracts[1]	($77,641 )	($77,641 )
Schwab International Equity ETF
Futures Contracts[1]	(4,416,117)	(4,416,117)
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	(250,792)	(250,792)
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	(519,737)	(519,737)

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
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Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
During the period ended February 28, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab International Dividend Equity ETF	$5,534,813	56
Schwab International Equity ETF	206,406,521	1,725
Schwab International Small-Cap Equity ETF	20,251,884	170
Schwab Emerging Markets Equity ETF	22,133,382	400

7. Purchases and Sales of Investment Securities:
For the period ended February 28, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab International Dividend Equity ETF	$67,659,013	$45,430,113
Schwab International Equity ETF	1,019,156,263	561,312,448
Schwab International Small-Cap Equity ETF	333,586,791	312,549,001
Schwab Emerging Markets Equity ETF	360,587,626	314,071,535

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab International Dividend Equity ETF	$85,076,067	$25,022,627
Schwab International Equity ETF	1,528,761,858	—
Schwab International Small-Cap Equity ETF	—	107,404,113
For the period ended February 28, 2025, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2025, are disclosed in the funds’ Statements of Operations, if any.
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
87

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

 9. Federal Income Taxes:
As of February 28, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab International Dividend Equity ETF	$796,156,899	$65,285,310	($47,241,994 )	$18,043,316
Schwab International Equity ETF	34,036,515,309	10,927,524,358	(2,182,993,296)	8,744,531,062
Schwab International Small-Cap Equity ETF	3,850,156,041	817,162,011	(568,023,460)	249,138,551
Schwab Emerging Markets Equity ETF	7,245,848,950	2,926,031,725	(743,118,758)	2,182,912,967
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab International Dividend Equity ETF	$53,364,645
Schwab International Equity ETF	1,945,414,399
Schwab International Small-Cap Equity ETF	313,845,778
Schwab Emerging Markets Equity ETF	1,551,870,648
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2025. The tax-basis components of distributions paid during the fiscal year ended August 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab International Dividend Equity ETF	$37,920,460
Schwab International Equity ETF	997,314,650
Schwab International Small-Cap Equity ETF	110,034,770
Schwab Emerging Markets Equity ETF	289,173,820
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2024, the funds did not incur any interest or penalties.

10. Share Split:
Effective September 25, 2024, the Board authorized a 2-for-1 share split for the Schwab International Equity ETF, which applied to shareholders of record as of the close of U.S. markets on October 09, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. The share split did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab International Equity ETF have been retroactively adjusted to reflect the share split in the current and prior periods presented.
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Schwab International Equity ETFs | Semiannual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

 11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab International Equity ETFs | Semiannual Holdings and Financial Statements
89

MFR54790-15
00312260

Semiannual Holdings and Financial Statements | February 28, 2025
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*,1	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]	9/1/19– 8/31/20[1,2]
Per-Share Data
Net asset value at beginning of period	$21.79	$17.51	$15.49	$18.19	$13.88	$11.69
Income (loss) from investment operations:
Net investment income (loss)[3]	0.17	0.27	0.26	0.24	0.22	0.25
Net realized and unrealized gains (losses)	1.27	4.28	2.01	(2.70)	4.33	2.18
Total from investment operations	1.44	4.55	2.27	(2.46)	4.55	2.43
Less distributions:
Distributions from net investment income	(0.29)	(0.27)	(0.25)	(0.24)	(0.24)	(0.24)
Net asset value at end of period	$22.94	$21.79	$17.51	$15.49	$18.19	$13.88
Total return	6.00%[4]	26.21%	14.88%	(13.64%)	33.23%	21.24%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[5]	0.03%	0.03%[6]	0.03%[6]	0.03%	0.03%
Net investment income (loss)	1.28%[5]	1.39%	1.62%	1.38%	1.42%	2.02%
Portfolio turnover rate[7]	2%[4]	3%	4%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$32,912	$30,661	$23,455	$20,360	$22,368	$16,549

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.7%
Adient PLC *	51,681	818,110
American Axle & Manufacturing Holdings, Inc. *	67,660	335,594
Aptiv PLC *	133,927	8,721,326
Autoliv, Inc.	41,938	4,082,664
BorgWarner, Inc.	124,473	3,705,561
Dana, Inc.	73,576	1,094,075
Dorman Products, Inc. *	15,339	2,016,465
Ford Motor Co.	2,224,455	21,243,545
Fox Factory Holding Corp. *	23,427	649,631
Garrett Motion, Inc.	65,601	633,706
General Motors Co.	626,771	30,793,259
Gentex Corp.	132,604	3,224,929
Gentherm, Inc. *	18,964	627,329
Goodyear Tire & Rubber Co. *	163,406	1,544,187
Harley-Davidson, Inc.	67,425	1,736,868
LCI Industries	14,021	1,455,660
Lear Corp.	31,991	3,006,834
Lucid Group, Inc. *(a)	698,938	1,551,642
Mobileye Global, Inc., Class A *	61,199	964,496
Modine Manufacturing Co. *	29,913	2,529,443
Patrick Industries, Inc.	19,599	1,775,669
Phinia, Inc.	25,692	1,266,873
QuantumScape Corp. *	236,547	1,109,406
Rivian Automotive, Inc., Class A *	415,658	4,921,391
Solid Power, Inc. *	124,390	153,000
Standard Motor Products, Inc.	10,195	290,863
Tesla, Inc. *	1,594,610	467,188,838
Thor Industries, Inc.	30,322	3,013,704
Visteon Corp. *	17,347	1,504,332
Winnebago Industries, Inc.	16,587	670,281
XPEL, Inc. *	12,291	410,888
		573,040,569

Banks 3.9%
1st Source Corp.	9,726	631,217
Amalgamated Financial Corp.	12,143	394,040
Amerant Bancorp, Inc.	20,190	463,562
Ameris Bancorp	36,810	2,377,190
Arrow Financial Corp.	9,966	269,381
Associated Banc-Corp.	92,790	2,305,831
Atlantic Union Bankshares Corp.	50,859	1,814,141
Axos Financial, Inc. *	30,865	2,061,782
Banc of California, Inc.	75,794	1,127,057
BancFirst Corp.	11,584	1,382,666
Bancorp, Inc. *	27,913	1,558,104
Bank First Corp.	4,538	475,310
Bank of America Corp.	3,811,349	175,703,189
Bank of Hawaii Corp.	22,289	1,609,712
Bank of Marin Bancorp	7,905	192,724
Bank OZK	60,275	2,893,803
BankUnited, Inc.	42,433	1,594,632
Banner Corp.	19,245	1,327,520
Berkshire Hills Bancorp, Inc.	24,095	686,467
BOK Financial Corp.	12,792	1,393,816
Brookline Bancorp, Inc.	49,603	585,315
Burke & Herbert Financial Services Corp.	7,558	471,317
Business First Bancshares, Inc.	14,412	382,350
Byline Bancorp, Inc.	13,331	380,467
Cadence Bank	105,608	3,501,961
SECURITY	NUMBER OF SHARES	VALUE ($)
Camden National Corp.	7,417	326,200
Capitol Federal Financial, Inc.	72,163	427,205
Cathay General Bancorp	40,599	1,906,123
Central Pacific Financial Corp.	14,712	427,236
Citigroup, Inc.	1,079,161	86,278,922
Citizens Financial Group, Inc.	251,146	11,494,952
Citizens Financial Services, Inc.	2,244	135,695
City Holding Co.	7,825	931,097
Coastal Financial Corp. *	6,877	678,966
Columbia Banking System, Inc.	119,257	3,187,740
Columbia Financial, Inc. *	18,040	286,295
Comerica, Inc.	74,455	4,789,690
Commerce Bancshares, Inc.	70,695	4,598,710
Community Financial System, Inc.	30,798	1,949,205
Community Trust Bancorp, Inc.	8,318	454,080
ConnectOne Bancorp, Inc.	20,543	524,463
CrossFirst Bankshares, Inc. *	22,176	354,594
Cullen/Frost Bankers, Inc.	36,233	4,965,008
Customers Bancorp, Inc. *	19,033	1,027,782
CVB Financial Corp.	74,155	1,495,706
Dime Community Bancshares, Inc.	23,671	733,801
Eagle Bancorp, Inc.	17,229	400,747
East West Bancorp, Inc.	79,294	7,487,732
Eastern Bankshares, Inc.	111,108	1,987,722
Enterprise Financial Services Corp.	20,639	1,219,352
Equity Bancshares, Inc., Class A	7,993	343,219
FB Financial Corp.	19,167	968,317
Fifth Third Bancorp	384,446	16,711,868
Financial Institutions, Inc.	7,751	217,183
First BanCorp	94,108	1,832,283
First Bancorp/Southern Pines NC	22,880	960,045
First Bancshares, Inc.	15,622	557,237
First Busey Corp.	28,738	689,425
First Citizens BancShares, Inc., Class A	6,603	13,523,340
First Commonwealth Financial Corp.	58,795	966,590
First Community Bankshares, Inc.	9,732	408,160
First Financial Bancorp	53,055	1,454,238
First Financial Bankshares, Inc.	73,776	2,778,404
First Financial Corp.	5,687	294,075
First Foundation, Inc.	50,192	255,477
First Hawaiian, Inc.	72,435	1,949,226
First Horizon Corp.	308,052	6,635,440
First Interstate BancSystem, Inc., Class A	50,653	1,555,047
First Merchants Corp.	33,617	1,472,425
First Mid Bancshares, Inc.	13,243	504,558
First of Long Island Corp.	10,963	144,383
Firstsun Capital Bancorp *	5,903	234,821
Five Star Bancorp	10,105	307,798
Flagstar Financial, Inc.	189,345	2,272,140
Flushing Financial Corp.	14,896	213,460
FNB Corp.	205,891	3,055,422
Fulton Financial Corp.	103,253	2,046,474
German American Bancorp, Inc.	15,475	617,762
Glacier Bancorp, Inc.	63,765	3,114,283
Great Southern Bancorp, Inc.	4,752	280,416
Hancock Whitney Corp.	48,564	2,774,461
Hanmi Financial Corp.	15,737	377,845
HarborOne Bancorp, Inc.	22,917	265,608
HBT Financial, Inc.	6,770	169,250
Heritage Commerce Corp.	32,611	346,003
Heritage Financial Corp.	19,785	499,967
Hilltop Holdings, Inc.	25,035	800,870
Home BancShares, Inc.	106,865	3,200,607
HomeStreet, Inc. *	10,182	102,227
HomeTrust Bancshares, Inc.	8,573	314,801
Hope Bancorp, Inc.	69,293	756,680
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Horizon Bancorp, Inc.	22,694	386,706
Huntington Bancshares, Inc.	830,679	13,681,283
Independent Bank Corp.	12,311	418,328
Independent Bank Corp.	24,229	1,661,140
International Bancshares Corp.	30,580	2,048,860
JPMorgan Chase & Co.	1,607,421	425,403,968
Kearny Financial Corp.	40,773	285,003
KeyCorp	564,548	9,777,971
Lakeland Financial Corp.	14,570	967,594
Live Oak Bancshares, Inc.	19,301	613,965
M&T Bank Corp.	95,152	18,242,541
Mercantile Bank Corp.	7,839	377,918
Metrocity Bankshares, Inc.	8,494	257,198
Midland States Bancorp, Inc.	11,502	222,909
National Bank Holdings Corp., Class A	20,859	873,366
NB Bancorp, Inc. *	21,592	417,157
NBT Bancorp, Inc.	26,185	1,250,334
Nicolet Bankshares, Inc.	7,252	869,297
Northfield Bancorp, Inc.	23,206	273,367
Northwest Bancshares, Inc.	72,191	911,050
OceanFirst Financial Corp.	33,996	612,268
OFG Bancorp	25,842	1,098,027
Old National Bancorp	179,517	4,263,529
Old Second Bancorp, Inc.	22,292	408,835
Origin Bancorp, Inc.	16,455	637,138
Orrstown Financial Services, Inc.	11,541	386,624
Pacific Premier Bancorp, Inc.	60,909	1,455,116
Park National Corp.	8,836	1,470,664
Pathward Financial, Inc.	14,340	1,111,493
Peapack-Gladstone Financial Corp.	7,818	252,990
Peoples Bancorp, Inc.	18,127	580,064
Pinnacle Financial Partners, Inc.	43,417	4,960,826
PNC Financial Services Group, Inc.	226,879	43,542,618
Popular, Inc.	40,524	4,069,825
Preferred Bank	6,654	590,542
Premier Financial Corp.	19,104	535,676
Prosperity Bancshares, Inc.	53,534	4,109,270
Provident Financial Services, Inc.	71,423	1,303,470
QCR Holdings, Inc.	9,564	720,456
Regions Financial Corp.	519,031	12,306,225
Renasant Corp.	35,836	1,297,263
Republic Bancorp, Inc., Class A	4,756	322,599
S&T Bancorp, Inc.	21,032	845,907
Sandy Spring Bancorp, Inc.	24,496	783,137
Seacoast Banking Corp. of Florida	48,185	1,362,672
ServisFirst Bancshares, Inc.	28,147	2,572,636
Simmons First National Corp., Class A	72,775	1,598,867
Southern Missouri Bancorp, Inc.	5,612	327,180
Southside Bancshares, Inc.	16,445	505,684
SouthState Corp.	56,173	5,662,238
Stellar Bancorp, Inc.	25,611	745,024
Stock Yards Bancorp, Inc.	16,288	1,186,744
Synovus Financial Corp.	82,597	4,285,132
Texas Capital Bancshares, Inc. *	26,772	2,119,272
TFS Financial Corp.	25,595	337,598
Tompkins Financial Corp.	6,406	441,309
Towne Bank	39,014	1,438,836
TriCo Bancshares	18,852	824,209
Triumph Financial, Inc. *	11,908	819,866
Truist Financial Corp.	757,058	35,089,638
TrustCo Bank Corp.	10,097	333,302
Trustmark Corp.	35,108	1,284,602
U.S. Bancorp	890,196	41,750,192
UMB Financial Corp.	38,870	4,288,527
United Bankshares, Inc.	76,734	2,773,167
United Community Banks, Inc.	67,864	2,187,257
SECURITY	NUMBER OF SHARES	VALUE ($)
Univest Financial Corp.	16,289	497,792
Valley National Bancorp	285,432	2,808,651
Veritex Holdings, Inc.	30,594	805,846
WaFd, Inc.	47,051	1,392,239
Washington Trust Bancorp, Inc.	8,591	275,943
Webster Financial Corp.	97,578	5,495,593
Wells Fargo & Co.	1,900,870	148,876,138
WesBanco, Inc.	38,397	1,346,583
Westamerica BanCorp	14,841	773,513
Western Alliance Bancorp	61,763	5,368,440
Wintrust Financial Corp.	37,966	4,725,628
WSFS Financial Corp.	34,868	1,892,984
Zions Bancorp NA	84,123	4,546,007
		1,276,968,238

Capital Goods 6.4%
3D Systems Corp. *	75,852	257,138
3M Co.	310,263	48,127,997
A.O. Smith Corp.	69,746	4,636,714
AAON, Inc.	38,558	2,961,254
AAR Corp. *	20,176	1,311,844
Acuity Brands, Inc.	17,344	5,153,423
Advanced Drainage Systems, Inc.	40,401	4,500,267
AECOM	76,086	7,612,404
AeroVironment, Inc. *	15,664	2,343,648
AGCO Corp.	34,977	3,391,720
Air Lease Corp.	59,039	2,829,149
AirJoule Technologies Corp. *(a)	8,000	64,080
Alamo Group, Inc.	5,704	998,086
Albany International Corp., Class A	17,106	1,309,806
Allegion PLC	49,786	6,407,956
Allison Transmission Holdings, Inc.	49,722	5,059,214
Ameresco, Inc., Class A *	18,852	222,454
American Superconductor Corp. *	21,936	498,167
American Woodmark Corp. *	9,642	598,575
AMETEK, Inc.	131,709	24,932,514
API Group Corp. *	136,801	5,372,175
Apogee Enterprises, Inc.	11,954	573,075
Applied Industrial Technologies, Inc.	21,698	5,437,085
Archer Aviation, Inc., Class A *	165,859	1,472,828
Arcosa, Inc.	27,463	2,303,596
Argan, Inc.	7,984	1,040,874
Armstrong World Industries, Inc.	24,840	3,816,914
Array Technologies, Inc. *	95,595	504,742
Astec Industries, Inc.	13,148	467,806
Atkore, Inc.	20,882	1,284,243
Atmus Filtration Technologies, Inc.	47,228	1,879,674
Axon Enterprise, Inc. *	41,505	21,933,317
AZEK Co., Inc. *	82,090	3,845,917
AZZ, Inc.	16,290	1,565,632
Beacon Roofing Supply, Inc. *	35,777	4,129,381
Blink Charging Co. *(a)	144,997	147,897
Bloom Energy Corp., Class A *	112,556	2,703,595
Blue Bird Corp. *	18,273	642,113
BlueLinx Holdings, Inc. *	4,759	377,722
Boeing Co. *	426,767	74,526,321
Boise Cascade Co.	22,306	2,312,240
Builders FirstSource, Inc. *	65,417	9,092,309
BWX Technologies, Inc.	51,950	5,401,242
Cadre Holdings, Inc.	15,098	507,595
Carlisle Cos., Inc.	25,947	8,841,700
Carrier Global Corp.	475,785	30,830,868
Caterpillar, Inc.	275,672	94,817,384
Centuri Holdings, Inc. *(a)	9,618	166,872
ChargePoint Holdings, Inc. *(a)	255,638	170,229
Chart Industries, Inc. *	24,078	4,588,063
CNH Industrial NV	500,928	6,451,953
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Columbus McKinnon Corp.	15,688	273,442
Comfort Systems USA, Inc.	20,222	7,347,259
Construction Partners, Inc., Class A *	26,485	1,921,752
Core & Main, Inc., Class A *	110,384	5,630,688
Crane Co.	27,707	4,515,964
CSW Industrials, Inc.	9,429	2,886,123
Cummins, Inc.	78,277	28,820,026
Curtiss-Wright Corp.	21,794	7,010,258
Custom Truck One Source, Inc. *	36,649	162,355
Deere & Co.	145,399	69,906,385
Distribution Solutions Group, Inc. *	5,809	171,249
DNOW, Inc. *	58,922	941,574
Donaldson Co., Inc.	68,772	4,751,458
Douglas Dynamics, Inc.	12,323	333,214
Dover Corp.	78,187	15,541,230
Ducommun, Inc. *	7,304	428,160
DXP Enterprises, Inc. *	7,607	688,205
Dycom Industries, Inc. *	16,640	2,726,630
Eaton Corp. PLC	225,626	66,180,618
EMCOR Group, Inc.	26,486	10,830,390
Emerson Electric Co.	326,028	39,648,265
Energy Recovery, Inc. *	32,755	490,015
Energy Vault Holdings, Inc. *	100,788	137,072
Enerpac Tool Group Corp.	31,958	1,478,697
EnerSys	22,769	2,310,826
Enovix Corp. *	96,157	857,720
Enpro, Inc.	11,944	2,174,764
Esab Corp.	32,595	4,084,154
ESCO Technologies, Inc.	14,456	2,383,505
Eve Holding, Inc. *(a)	16,872	69,344
Everus Construction Group, Inc. *	28,735	1,195,376
Fastenal Co.	326,317	24,711,986
Federal Signal Corp.	34,727	2,822,611
Ferguson Enterprises, Inc.	114,399	20,305,823
Flowserve Corp.	74,326	4,090,903
Fluence Energy, Inc. *	43,584	249,300
Fluor Corp. *	98,813	3,757,858
Fortive Corp.	197,216	15,686,561
Fortune Brands Innovations, Inc.	72,492	4,691,682
Franklin Electric Co., Inc.	22,478	2,296,128
FTAI Aviation Ltd.	58,213	7,492,595
FuelCell Energy, Inc. *(a)	10,814	62,397
Gates Industrial Corp. PLC *	129,375	2,799,675
GATX Corp.	19,914	3,326,634
GE Vernova, Inc.	157,551	52,807,944
Generac Holdings, Inc. *	34,140	4,648,161
General Dynamics Corp.	147,637	37,293,106
General Electric Co.	618,134	127,941,375
Gibraltar Industries, Inc. *	16,482	1,083,032
Global Industrial Co.	7,498	175,828
GMS, Inc. *	22,720	1,808,739
Gorman-Rupp Co.	13,517	515,538
Graco, Inc.	96,603	8,411,223
GrafTech International Ltd. *	86,873	101,641
Granite Construction, Inc.	24,589	2,030,560
Great Lakes Dredge & Dock Corp. *	36,021	305,818
Greenbrier Cos., Inc.	17,524	984,849
Griffon Corp.	22,977	1,662,156
H&E Equipment Services, Inc.	17,786	1,705,677
Hayward Holdings, Inc. *	81,908	1,186,847
HEICO Corp.	56,120	14,853,842
Helios Technologies, Inc.	18,111	714,479
Herc Holdings, Inc.	16,336	2,343,889
Hexcel Corp.	46,450	2,943,537
Hillenbrand, Inc.	39,563	1,182,934
Hillman Solutions Corp. *	109,975	1,073,356
Honeywell International, Inc.	371,268	79,039,245
Howmet Aerospace, Inc.	231,608	31,637,653
SECURITY	NUMBER OF SHARES	VALUE ($)
Hubbell, Inc.	30,472	11,323,091
Huntington Ingalls Industries, Inc.	22,544	3,958,276
Hyliion Holdings Corp. *	72,843	123,105
Hyster-Yale, Inc.	5,890	299,330
IDEX Corp.	43,134	8,382,230
IES Holdings, Inc. *	4,674	833,514
Illinois Tool Works, Inc.	153,627	40,554,455
Ingersoll Rand, Inc.	230,580	19,548,572
Insteel Industries, Inc.	11,550	325,017
ITT, Inc.	46,393	6,552,547
Janus International Group, Inc. *	85,280	689,915
JBT Marel Corp.	26,541	3,503,412
JELD-WEN Holding, Inc. *	32,357	177,964
Johnson Controls International PLC	380,644	32,605,965
Kadant, Inc.	6,759	2,531,110
Kennametal, Inc.	46,010	1,018,201
Kratos Defense & Security Solutions, Inc. *	88,964	2,347,760
L3Harris Technologies, Inc.	108,162	22,293,270
Lennox International, Inc.	18,440	11,083,362
Leonardo DRS, Inc. *	44,657	1,359,806
Limbach Holdings, Inc. *	5,702	473,266
Lincoln Electric Holdings, Inc.	32,550	6,727,760
Lindsay Corp.	5,967	788,360
Loar Holdings, Inc. *	10,135	736,510
Lockheed Martin Corp.	120,563	54,297,958
Manitowoc Co., Inc. *	19,950	206,483
Masco Corp.	122,638	9,219,925
MasTec, Inc. *	35,041	4,576,004
Masterbrand, Inc. *	72,649	1,016,360
McGrath RentCorp	13,525	1,650,050
Mercury Systems, Inc. *	29,384	1,304,943
Middleby Corp. *	30,647	5,069,320
Miller Industries, Inc.	6,716	388,991
Moog, Inc., Class A	16,469	2,807,800
MRC Global, Inc. *	46,307	563,556
MSC Industrial Direct Co., Inc., Class A	25,213	2,026,117
Mueller Industries, Inc.	65,084	5,218,435
Mueller Water Products, Inc., Class A	89,155	2,296,633
MYR Group, Inc. *	9,530	1,169,522
National Presto Industries, Inc.	2,567	261,167
Net Power, Inc. *	26,264	190,414
NEXTracker, Inc., Class A *	82,439	3,628,965
Nordson Corp.	31,071	6,533,921
Northrop Grumman Corp.	78,254	36,133,002
NuScale Power Corp. *(a)	50,112	861,425
nVent Electric PLC	93,659	5,651,384
Omega Flex, Inc.	1,630	58,044
Oshkosh Corp.	36,945	3,779,474
Otis Worldwide Corp.	227,899	22,739,762
Owens Corning	48,672	7,497,435
PACCAR, Inc.	299,353	32,102,616
Parker-Hannifin Corp.	73,617	49,213,701
Pentair PLC	94,572	8,908,682
Plug Power, Inc. *(a)	513,646	826,970
Powell Industries, Inc.	5,463	927,126
Preformed Line Products Co.	1,518	197,765
Primoris Services Corp.	30,163	2,163,894
Proto Labs, Inc. *	15,117	602,866
Quanex Building Products Corp.	25,093	484,044
Quanta Services, Inc.	84,245	21,872,529
RBC Bearings, Inc. *	17,657	6,342,394
Regal Rexnord Corp.	37,700	4,878,380
Resideo Technologies, Inc. *	84,804	1,629,085
REV Group, Inc.	30,870	941,535
Rocket Lab USA, Inc. *	199,497	4,087,694
Rockwell Automation, Inc.	64,249	18,449,100
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RTX Corp.	760,053	101,079,448
Rush Enterprises, Inc., Class A	39,971	2,331,109
Sensata Technologies Holding PLC	87,292	2,518,374
Shoals Technologies Group, Inc., Class A *	95,742	290,098
Shyft Group, Inc.	18,925	189,629
Simpson Manufacturing Co., Inc.	23,759	3,905,980
SiteOne Landscape Supply, Inc. *	25,623	3,236,441
Snap-on, Inc.	30,017	10,240,900
Spirit AeroSystems Holdings, Inc., Class A *	64,677	2,257,227
SPX Technologies, Inc. *	26,243	3,822,293
Standardaero, Inc. *	33,606	948,697
Standex International Corp.	7,037	1,308,741
Stanley Black & Decker, Inc.	89,231	7,721,158
Sterling Infrastructure, Inc. *	17,715	2,253,525
Sunrun, Inc. *	126,626	918,039
Symbotic, Inc. *(a)	26,036	591,017
Tecnoglass, Inc.	13,449	990,653
Tennant Co.	10,652	922,037
Terex Corp.	38,362	1,561,333
Textron, Inc.	106,060	7,925,864
Thermon Group Holdings, Inc. *	19,374	571,533
Timken Co.	37,080	3,003,480
Titan International, Inc. *	30,309	258,233
Titan Machinery, Inc. *	11,148	191,634
Toro Co.	59,277	4,754,608
TPI Composites, Inc. *(a)	33,811	38,206
Trane Technologies PLC	128,601	45,486,174
Transcat, Inc. *	5,385	428,215
TransDigm Group, Inc.	32,151	43,956,847
Trex Co., Inc. *	62,013	3,825,582
Trinity Industries, Inc.	45,248	1,406,760
Triumph Group, Inc. *	43,972	1,116,009
Tutor Perini Corp. *	23,563	692,517
UFP Industries, Inc.	34,813	3,724,991
United Rentals, Inc.	37,500	24,087,000
V2X, Inc. *	6,919	324,639
Valmont Industries, Inc.	11,545	4,021,932
Vertiv Holdings Co., Class A	214,191	20,384,557
Vicor Corp. *	12,667	802,201
Wabash National Corp.	26,259	307,493
Watsco, Inc.	19,965	10,068,948
Watts Water Technologies, Inc., Class A	15,552	3,337,148
WESCO International, Inc.	25,185	4,545,137
Westinghouse Air Brake Technologies Corp.	97,952	18,156,383
Willis Lease Finance Corp.	1,548	313,083
WillScot Holdings Corp. *	106,024	3,493,491
Woodward, Inc.	34,036	6,432,634
Worthington Enterprises, Inc.	16,721	702,115
WW Grainger, Inc.	25,392	25,930,564
Xometry, Inc., Class A *	25,297	691,114
Xylem, Inc.	138,452	18,121,982
Zurn Elkay Water Solutions Corp.	81,510	2,887,899
		2,095,152,013

Commercial & Professional Services 1.6%
ABM Industries, Inc.	35,731	1,941,265
ACCO Brands Corp.	58,675	274,012
ACV Auctions, Inc., Class A *	88,103	1,414,934
Alight, Inc., Class A	261,677	1,787,254
Amentum Holdings, Inc. *	71,141	1,397,209
Automatic Data Processing, Inc.	232,704	73,343,647
Barrett Business Services, Inc.	13,459	541,725
BlackSky Technology, Inc. *	14,000	202,580
SECURITY	NUMBER OF SHARES	VALUE ($)
Booz Allen Hamilton Holding Corp., Class A	73,377	7,782,365
Brady Corp., Class A	25,271	1,831,389
BrightView Holdings, Inc. *	32,344	434,056
Brink's Co.	25,880	2,433,755
Broadridge Financial Solutions, Inc.	67,102	16,186,344
CACI International, Inc., Class A *	12,639	4,232,169
Casella Waste Systems, Inc., Class A *	35,020	3,922,940
CBIZ, Inc. *	29,150	2,278,656
CECO Environmental Corp. *	16,376	407,435
Cimpress PLC *	8,762	421,277
Cintas Corp.	196,071	40,684,732
Clarivate PLC *	267,437	1,147,305
Clean Harbors, Inc. *	28,699	6,128,671
Concentrix Corp.	26,719	1,206,630
Conduent, Inc. *	102,339	362,280
Copart, Inc. *	500,391	27,421,427
CoreCivic, Inc. *	64,600	1,211,896
CRA International, Inc.	3,642	703,452
CSG Systems International, Inc.	16,628	1,069,180
Dayforce, Inc. *	90,051	5,582,261
Deluxe Corp.	24,967	410,957
Driven Brands Holdings, Inc. *	34,011	596,213
Dun & Bradstreet Holdings, Inc.	177,606	1,610,886
Ennis, Inc.	14,809	313,951
Enviri Corp. *	48,479	315,114
Equifax, Inc.	70,502	17,287,090
ExlService Holdings, Inc. *	90,733	4,396,014
Exponent, Inc.	28,966	2,452,262
First Advantage Corp. *	36,666	548,523
FiscalNote Holdings, Inc. *	41,603	51,172
Forrester Research, Inc. *	6,590	73,017
Franklin Covey Co. *	6,805	217,624
FTI Consulting, Inc. *	19,961	3,305,542
Genpact Ltd.	92,818	4,939,774
GEO Group, Inc. *	77,338	2,115,968
Healthcare Services Group, Inc. *	25,000	262,500
Heidrick & Struggles International, Inc.	11,436	468,762
HNI Corp.	25,962	1,209,570
Huron Consulting Group, Inc. *	9,000	1,372,140
ICF International, Inc.	10,618	841,583
Insperity, Inc.	22,215	1,954,254
Interface, Inc.	31,369	634,595
Jacobs Solutions, Inc.	71,141	9,113,874
KBR, Inc.	76,625	3,756,924
Kelly Services, Inc., Class A	20,040	269,939
Kforce, Inc.	11,106	556,633
Korn Ferry	29,636	1,945,603
Legalzoom.com, Inc. *	68,678	697,768
Leidos Holdings, Inc.	76,930	9,998,592
Liquidity Services, Inc. *	12,128	406,045
ManpowerGroup, Inc.	29,954	1,726,249
Matthews International Corp., Class A	16,840	419,653
Maximus, Inc.	34,243	2,232,644
MillerKnoll, Inc.	37,663	809,755
Montrose Environmental Group, Inc. *	19,062	370,375
MSA Safety, Inc.	22,364	3,660,987
NV5 Global, Inc. *	33,007	595,776
OPENLANE, Inc. *	63,601	1,418,302
Parsons Corp. *	26,386	1,536,193
Paychex, Inc.	183,043	27,762,132
Paycom Software, Inc.	27,835	6,108,947
Paycor HCM, Inc. *	47,116	1,052,100
Paylocity Holding Corp. *	24,715	5,049,027
Pitney Bowes, Inc.	97,517	1,056,109
Planet Labs PBC *	116,042	536,114
Pursuit Attractions & Hospitality, Inc. *	11,440	454,168
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RB Global, Inc.	105,389	10,789,726
Republic Services, Inc.	116,207	27,543,383
Resources Connection, Inc.	17,738	129,133
Robert Half, Inc.	59,322	3,505,337
Rollins, Inc.	159,530	8,357,777
Science Applications International Corp.	29,210	2,885,656
SS&C Technologies Holdings, Inc.	123,506	10,998,209
Steelcase, Inc., Class A	53,770	653,843
Tetra Tech, Inc.	151,502	4,422,343
TransUnion	110,975	10,257,419
TriNet Group, Inc.	17,414	1,283,586
UL Solutions, Inc., Class A	35,287	1,876,916
UniFirst Corp.	8,519	1,830,903
Upwork, Inc. *	69,895	1,113,427
Veralto Corp.	140,797	14,045,909
Verisk Analytics, Inc.	80,925	24,027,442
Verra Mobility Corp. *	96,156	2,201,011
Vestis Corp.	63,460	752,001
VSE Corp.	10,511	1,245,554
Waste Management, Inc.	208,453	48,523,689
		509,705,530

Consumer Discretionary Distribution & Retail 5.6%
1-800-Flowers.com, Inc., Class A *	17,488	120,667
Abercrombie & Fitch Co., Class A *	29,001	2,986,813
Academy Sports & Outdoors, Inc.	41,759	2,070,829
Advance Auto Parts, Inc.	33,567	1,238,622
A-Mark Precious Metals, Inc.	9,773	265,630
Amazon.com, Inc. *	5,342,602	1,134,127,553
American Eagle Outfitters, Inc.	101,656	1,330,677
America's Car-Mart, Inc. *	6,341	265,434
Arhaus, Inc.	30,337	288,808
Arko Corp.	42,981	193,844
Asbury Automotive Group, Inc. *	11,380	3,054,392
AutoNation, Inc. *	14,751	2,690,140
AutoZone, Inc. *	9,674	33,791,379
BARK, Inc. *	54,369	91,884
Bath & Body Works, Inc.	125,396	4,543,097
Best Buy Co., Inc.	111,053	9,984,775
Boot Barn Holdings, Inc. *	17,306	2,118,774
Buckle, Inc.	16,360	655,218
Burlington Stores, Inc. *	35,790	8,923,521
Caleres, Inc.	20,335	328,614
Camping World Holdings, Inc., Class A	34,024	663,128
CarMax, Inc. *	88,083	7,308,246
Carvana Co. *	67,324	15,693,224
Chewy, Inc., Class A *	94,000	3,502,440
Designer Brands, Inc., Class A	26,319	105,802
Dick's Sporting Goods, Inc.	33,163	7,464,991
Dillard's, Inc., Class A	1,736	675,460
eBay, Inc.	273,014	17,674,926
Etsy, Inc. *	65,444	3,350,078
Five Below, Inc. *	31,803	2,763,363
Floor & Decor Holdings, Inc., Class A *	61,069	5,901,097
Foot Locker, Inc. *	49,120	850,758
GameStop Corp., Class A *	231,199	5,789,223
Gap, Inc.	130,718	2,955,534
Genesco, Inc. *	6,608	241,655
Genuine Parts Co.	80,301	10,027,989
GigaCloud Technology, Inc., Class A *(a)	15,615	264,362
Group 1 Automotive, Inc.	7,474	3,434,901
Groupon, Inc. *	17,185	191,097
GrowGeneration Corp. *	46,521	53,034
Guess?, Inc.	15,374	156,200
SECURITY	NUMBER OF SHARES	VALUE ($)
Haverty Furniture Cos., Inc.	8,044	183,644
Home Depot, Inc.	566,965	224,858,319
Kohl's Corp. (a)	42,582	485,861
Lands' End, Inc. *	7,423	87,443
Leslie's, Inc. *	101,218	105,267
Lithia Motors, Inc.	15,145	5,216,544
LKQ Corp.	149,879	6,323,395
Lowe's Cos., Inc.	324,004	80,560,355
Macy's, Inc.	157,520	2,260,412
MarineMax, Inc. *	11,506	291,677
Monro, Inc.	17,429	310,410
Murphy USA, Inc.	10,444	4,900,743
National Vision Holdings, Inc. *	25,000	317,750
Nordstrom, Inc.	54,392	1,321,182
ODP Corp. *	19,094	297,103
Ollie's Bargain Outlet Holdings, Inc. *	34,848	3,607,116
O'Reilly Automotive, Inc. *	33,065	45,419,407
Penske Automotive Group, Inc.	10,715	1,807,942
Petco Health & Wellness Co., Inc. *	66,763	179,592
Pool Corp.	21,917	7,605,199
QVC Group, Inc. *	198,483	66,234
Revolve Group, Inc. *	23,445	622,699
RH *	8,469	2,727,611
Ross Stores, Inc.	190,304	26,703,457
Sally Beauty Holdings, Inc. *	60,986	550,094
Savers Value Village, Inc. *	28,387	212,335
Shoe Carnival, Inc.	10,461	231,607
Signet Jewelers Ltd.	25,213	1,319,144
Sleep Number Corp. *	12,679	178,394
Sonic Automotive, Inc., Class A	8,646	589,311
Stitch Fix, Inc., Class A *	46,508	219,983
TJX Cos., Inc.	643,297	80,257,734
Tractor Supply Co.	307,330	17,010,715
Ulta Beauty, Inc. *	26,796	9,816,983
Upbound Group, Inc.	26,944	695,694
Urban Outfitters, Inc. *	32,536	1,893,270
Valvoline, Inc. *	74,204	2,736,643
Victoria's Secret & Co. *	43,661	1,167,058
Warby Parker, Inc., Class A *	50,267	1,243,103
Wayfair, Inc., Class A *	55,835	2,208,274
Williams-Sonoma, Inc.	71,901	13,990,497
Winmark Corp.	1,529	513,874
Zumiez, Inc. *	8,189	116,775
		1,849,349,029

Consumer Durables & Apparel 0.9%
Acushnet Holdings Corp.	15,038	966,943
Beazer Homes USA, Inc. *	16,658	371,473
Brunswick Corp.	37,521	2,283,153
Capri Holdings Ltd. *	68,953	1,515,587
Carter's, Inc.	20,846	860,314
Cavco Industries, Inc. *	4,668	2,448,506
Century Communities, Inc.	15,571	1,081,095
Champion Homes, Inc. *	30,312	3,106,980
Columbia Sportswear Co.	17,798	1,545,578
Crocs, Inc. *	33,909	3,376,319
Deckers Outdoor Corp. *	86,880	12,107,597
DR Horton, Inc.	166,329	21,092,181
Dream Finders Homes, Inc., Class A *	15,666	374,574
Ethan Allen Interiors, Inc.	13,270	378,195
Figs, Inc., Class A *	59,828	273,414
Funko, Inc., Class A *	18,855	232,294
Garmin Ltd.	87,366	20,000,698
G-III Apparel Group Ltd. *	22,408	606,585
GoPro, Inc., Class A *	73,020	54,502
Green Brick Partners, Inc. *	17,297	1,033,150
Hanesbrands, Inc. *	196,215	1,183,176
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hasbro, Inc.	74,728	4,865,540
Helen of Troy Ltd. *	13,468	741,144
Hovnanian Enterprises, Inc., Class A *	2,652	269,735
Installed Building Products, Inc.	13,968	2,394,115
iRobot Corp. *	20,011	145,480
Johnson Outdoors, Inc., Class A	4,903	131,891
KB Home	40,236	2,454,396
Kontoor Brands, Inc.	28,389	1,846,421
Latham Group, Inc. *	25,271	149,352
La-Z-Boy, Inc.	23,787	1,076,124
Legacy Housing Corp. *	6,676	164,830
Leggett & Platt, Inc.	49,914	457,711
Lennar Corp., Class A	143,657	17,185,687
Levi Strauss & Co., Class A	57,546	1,034,102
LGI Homes, Inc. *	13,230	971,479
Lululemon Athletica, Inc. *	64,473	23,571,974
M/I Homes, Inc. *	15,173	1,777,213
Malibu Boats, Inc., Class A *	11,217	374,423
Mattel, Inc. *	194,578	4,144,511
Meritage Homes Corp.	40,817	2,958,008
Mohawk Industries, Inc. *	29,868	3,512,178
Movado Group, Inc.	8,138	157,145
Newell Brands, Inc.	244,946	1,572,553
NIKE, Inc., Class B	680,697	54,067,763
NVR, Inc. *	1,747	12,658,028
Oxford Industries, Inc.	9,806	608,266
Peloton Interactive, Inc., Class A *	220,801	1,662,632
Polaris, Inc.	29,941	1,344,950
PulteGroup, Inc.	117,295	12,114,228
Purple Innovation, Inc. *	31,307	26,586
PVH Corp.	31,929	2,389,566
Ralph Lauren Corp.	22,870	6,200,972
Skechers USA, Inc., Class A *	76,801	4,684,093
Smith & Wesson Brands, Inc.	25,128	272,890
Somnigroup International, Inc.	98,228	6,274,805
Sonos, Inc. *	73,616	973,204
Steven Madden Ltd.	40,500	1,327,995
Sturm Ruger & Co., Inc.	9,917	391,325
Tapestry, Inc.	134,176	11,461,314
Taylor Morrison Home Corp. *	59,625	3,675,285
Toll Brothers, Inc.	58,573	6,539,090
TopBuild Corp. *	16,911	5,181,361
Topgolf Callaway Brands Corp. *	79,550	519,462
Traeger, Inc. *	33,898	78,643
Tri Pointe Homes, Inc. *	52,445	1,660,409
Under Armour, Inc., Class A *	174,640	1,189,298
VF Corp.	189,911	4,734,481
Whirlpool Corp.	31,555	3,211,983
Wolverine World Wide, Inc.	45,100	667,029
YETI Holdings, Inc. *	49,157	1,751,955
		292,515,939

Consumer Services 2.4%
Accel Entertainment, Inc. *	30,296	326,288
ADT, Inc.	204,035	1,671,047
Adtalem Global Education, Inc. *	21,979	2,248,671
Airbnb, Inc., Class A *	246,676	34,255,896
Aramark	150,535	5,577,322
BJ's Restaurants, Inc. *	12,955	493,974
Bloomin' Brands, Inc.	43,005	403,387
Booking Holdings, Inc.	18,947	95,038,341
Boyd Gaming Corp.	39,696	3,027,217
Bright Horizons Family Solutions, Inc. *	32,791	4,251,681
Brinker International, Inc. *	25,622	4,223,274
Caesars Entertainment, Inc. *	124,323	4,130,010
Carnival Corp. *	591,666	14,158,567
SECURITY	NUMBER OF SHARES	VALUE ($)
Carriage Services, Inc.	7,528	301,948
Cava Group, Inc. *	46,675	4,435,525
Cheesecake Factory, Inc. (a)	26,093	1,409,805
Chegg, Inc. *	75,595	82,399
Chipotle Mexican Grill, Inc. *	777,096	41,939,871
Choice Hotels International, Inc.	12,500	1,791,125
Churchill Downs, Inc.	41,746	4,946,901
Coursera, Inc. *	70,402	557,584
Cracker Barrel Old Country Store, Inc. (b)	7,965	360,735
Darden Restaurants, Inc.	67,385	13,507,997
Dave & Buster's Entertainment, Inc. *	18,302	382,329
Denny's Corp. *	33,295	165,476
Dine Brands Global, Inc.	12,159	304,948
Domino's Pizza, Inc.	19,720	9,657,081
DoorDash, Inc., Class A *	190,565	37,815,719
DraftKings, Inc., Class A *	277,123	12,154,615
Duolingo, Inc. *	21,451	6,694,214
Dutch Bros, Inc., Class A *	65,320	5,170,731
El Pollo Loco Holdings, Inc. *	12,037	135,717
Everi Holdings, Inc. *	50,303	692,672
Expedia Group, Inc. *	69,898	13,837,008
First Watch Restaurant Group, Inc. *	21,448	457,271
Flutter Entertainment PLC *	101,342	28,435,552
Frontdoor, Inc. *	42,547	1,935,038
Global Business Travel Group I *	47,584	395,423
Golden Entertainment, Inc.	12,169	378,334
Graham Holdings Co., Class B	1,972	1,939,994
Grand Canyon Education, Inc. *	16,526	2,971,705
H&R Block, Inc.	79,747	4,347,009
Hilton Grand Vacations, Inc. *	36,151	1,550,878
Hilton Worldwide Holdings, Inc.	139,509	36,964,305
Hyatt Hotels Corp., Class A	24,443	3,445,241
Jack in the Box, Inc.	11,709	450,094
KinderCare Learning Cos., Inc. *	13,600	264,656
Krispy Kreme, Inc.	47,903	297,478
Kura Sushi USA, Inc., Class A *	2,998	186,476
Las Vegas Sands Corp.	198,249	8,863,713
Laureate Education, Inc. *	75,462	1,504,712
Life Time Group Holdings, Inc. *	53,534	1,630,646
Light & Wonder, Inc. *	50,182	5,594,289
Lindblad Expeditions Holdings, Inc. *	21,192	236,715
Lucky Strike Entertainment Corp., Class A (a)	18,097	193,276
Marriott International, Inc., Class A	131,985	37,015,193
Marriott Vacations Worldwide Corp.	18,387	1,387,115
McDonald's Corp.	408,973	126,098,645
MGM Resorts International *	132,457	4,604,205
Mister Car Wash, Inc. *	60,691	515,267
Monarch Casino & Resort, Inc.	7,088	649,119
Norwegian Cruise Line Holdings Ltd. *	251,388	5,711,535
OneSpaWorld Holdings Ltd.	60,293	1,150,390
Papa John's International, Inc.	22,202	1,006,861
Penn Entertainment, Inc. *	87,288	1,877,565
Perdoceo Education Corp.	36,926	945,306
Planet Fitness, Inc., Class A *	48,039	4,446,009
Playa Hotels & Resorts NV *	54,510	727,709
Portillo's, Inc., Class A *	29,320	409,600
RCI Hospitality Holdings, Inc.	4,568	227,349
Red Rock Resorts, Inc., Class A	27,040	1,351,189
Royal Caribbean Cruises Ltd.	141,535	34,831,763
Rush Street Interactive, Inc. *	44,869	523,173
Sabre Corp. *	235,431	972,330
Service Corp. International	82,149	6,654,069
Shake Shack, Inc., Class A *	22,784	2,474,342
Six Flags Entertainment Corp.	54,166	2,381,679
Starbucks Corp.	647,884	75,031,446
Strategic Education, Inc.	13,865	1,116,548
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stride, Inc. *	24,288	3,322,598
Sweetgreen, Inc., Class A *	58,191	1,324,427
Target Hospitality Corp. *	18,754	105,210
Texas Roadhouse, Inc.	38,577	7,101,640
Travel & Leisure Co.	40,411	2,255,742
Udemy, Inc. *	51,859	499,921
United Parks & Resorts, Inc. *	16,507	833,604
Universal Technical Institute, Inc. *	24,196	683,295
Vail Resorts, Inc.	21,930	3,486,651
Wendy's Co.	95,841	1,485,536
Wingstop, Inc.	16,497	3,873,166
Wyndham Hotels & Resorts, Inc.	44,859	4,859,575
Wynn Resorts Ltd.	52,472	4,686,799
Xponential Fitness, Inc., Class A *	14,264	188,427
Yum! Brands, Inc.	159,945	25,010,600
		800,018,478

Consumer Staples Distribution & Retail 2.0%
Albertsons Cos., Inc., Class A	231,519	4,871,160
Andersons, Inc.	17,563	751,345
BJ's Wholesale Club Holdings, Inc. *	75,452	7,640,270
Casey's General Stores, Inc.	21,106	8,742,316
Chefs' Warehouse, Inc. *	19,541	1,222,876
Costco Wholesale Corp.	253,063	265,364,392
Dollar General Corp.	126,028	9,348,757
Dollar Tree, Inc. *	115,757	8,434,055
Grocery Outlet Holding Corp. *	55,593	659,889
Ingles Markets, Inc., Class A	7,780	478,003
Kroger Co.	379,378	24,591,282
Maplebear, Inc. *	94,046	3,864,350
Performance Food Group Co. *	89,049	7,581,632
PriceSmart, Inc.	14,174	1,267,014
SpartanNash Co.	19,448	392,655
Sprouts Farmers Market, Inc. *	57,857	8,585,979
Sysco Corp.	280,563	21,193,729
Target Corp.	262,963	32,670,523
U.S. Foods Holding Corp. *	132,924	9,527,992
United Natural Foods, Inc. *	33,072	1,051,359
Walgreens Boots Alliance, Inc.	408,807	4,366,059
Walmart, Inc.	2,479,441	244,497,677
Weis Markets, Inc.	8,555	632,899
		667,736,213

Energy 3.4%
Antero Midstream Corp.	192,412	3,261,383
Antero Resources Corp. *	168,049	6,167,398
APA Corp.	213,638	4,422,307
Archrock, Inc.	100,924	2,737,059
Atlas Energy Solutions, Inc.	38,034	737,099
Baker Hughes Co.	566,221	25,247,794
Berry Corp.	36,382	148,075
BKV Corp. *	7,573	152,899
Bristow Group, Inc. *	12,665	469,112
Cactus, Inc., Class A	37,774	1,984,646
California Resources Corp.	39,489	1,761,999
Calumet, Inc. *	38,892	557,322
Centrus Energy Corp., Class A *	8,530	773,927
ChampionX Corp.	108,159	3,223,138
Cheniere Energy, Inc.	128,479	29,365,160
Chevron Corp.	953,769	151,286,839
Chord Energy Corp.	35,308	4,035,704
Civitas Resources, Inc.	50,772	1,946,598
Clean Energy Fuels Corp. *	105,251	214,712
CNX Resources Corp. *	85,771	2,478,782
Comstock Resources, Inc. *	50,034	899,611
ConocoPhillips	738,727	73,244,782
SECURITY	NUMBER OF SHARES	VALUE ($)
Core Laboratories, Inc.	25,730	376,430
Core Natural Resources, Inc.	28,865	2,143,226
Coterra Energy, Inc.	420,435	11,347,541
Crescent Energy Co., Class A	100,022	1,262,278
CVR Energy, Inc.	22,569	415,721
Delek U.S. Holdings, Inc.	36,818	600,133
Devon Energy Corp.	373,391	13,524,222
Diamondback Energy, Inc.	106,823	16,980,584
Dorian LPG Ltd.	26,120	531,803
DT Midstream, Inc.	56,232	5,403,333
EOG Resources, Inc.	320,769	40,718,417
EQT Corp.	340,335	16,393,937
Excelerate Energy, Inc., Class A	9,657	296,277
Expand Energy Corp.	119,461	11,812,304
Expro Group Holdings NV *	64,213	763,493
Exxon Mobil Corp.	2,508,417	279,262,065
Granite Ridge Resources, Inc.	30,543	179,287
Green Plains, Inc. *	55,944	328,391
Gulfport Energy Corp. *	7,226	1,226,975
Halliburton Co.	500,961	13,210,342
Helix Energy Solutions Group, Inc. *	82,381	710,124
Helmerich & Payne, Inc.	55,608	1,474,168
Hess Corp.	157,345	23,434,964
HF Sinclair Corp.	92,768	3,271,927
HighPeak Energy, Inc. (a)	14,676	189,614
Innovex International, Inc. *	9,648	176,655
International Seaways, Inc.	21,892	729,660
Kinder Morgan, Inc.	1,103,531	29,905,690
Kinetik Holdings, Inc.	21,167	1,234,883
Kodiak Gas Services, Inc.	22,358	961,394
Kosmos Energy Ltd. *	285,360	801,862
Liberty Energy, Inc.	94,528	1,632,499
Magnolia Oil & Gas Corp., Class A	107,209	2,509,763
Marathon Petroleum Corp.	182,943	27,474,380
Matador Resources Co.	67,487	3,532,270
Murphy Oil Corp.	79,112	2,095,677
Nabors Industries Ltd. *	4,885	196,328
New Fortress Energy, Inc.	60,113	601,130
NextDecade Corp. *	81,244	667,826
Noble Corp. PLC	77,068	1,996,061
Northern Oil & Gas, Inc.	57,482	1,810,683
NOV, Inc.	222,699	3,322,669
NPK International, Inc. *	47,175	287,767
Occidental Petroleum Corp.	384,114	18,760,128
Oceaneering International, Inc. *	59,023	1,303,818
ONEOK, Inc.	354,270	35,565,165
Ovintiv, Inc.	149,949	6,516,784
Par Pacific Holdings, Inc. *	30,970	445,039
Patterson-UTI Energy, Inc.	208,824	1,735,327
PBF Energy, Inc., Class A	56,822	1,217,695
Peabody Energy Corp.	72,297	996,976
Permian Resources Corp.	362,469	5,107,188
Phillips 66	235,099	30,489,989
ProFrac Holding Corp., Class A *(a)	6,710	48,245
ProPetro Holding Corp. *	43,318	365,604
Range Resources Corp.	136,125	5,052,960
REX American Resources Corp. *	8,132	314,058
Riley Exploration Permian, Inc.	3,462	109,261
RPC, Inc.	48,412	270,139
Sable Offshore Corp. *	35,785	1,015,220
SandRidge Energy, Inc.	17,244	201,755
Schlumberger NV	805,592	33,560,963
Select Water Solutions, Inc.	54,992	667,053
Sitio Royalties Corp., Class A	46,275	925,500
SM Energy Co.	66,108	2,162,393
Talos Energy, Inc. *	72,808	655,272
Targa Resources Corp.	124,839	25,182,523
TechnipFMC PLC	243,464	7,167,580
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TETRA Technologies, Inc. *	66,821	253,252
Texas Pacific Land Corp.	10,861	15,508,965
Tidewater, Inc. *	28,056	1,279,915
Transocean Ltd. *	454,913	1,341,993
Uranium Energy Corp. *	250,485	1,402,716
VAALCO Energy, Inc.	59,257	237,028
Valaris Ltd. *	38,619	1,378,698
Valero Energy Corp.	180,167	23,553,232
Viper Energy, Inc.	72,904	3,395,139
Vital Energy, Inc. *	15,289	408,369
Vitesse Energy, Inc.	13,811	355,081
Weatherford International PLC	41,908	2,594,524
Williams Cos., Inc.	696,651	40,531,155
World Kinect Corp.	34,983	1,047,391
		1,114,035,192

Equity Real Estate Investment Trusts (REITs) 2.4%
Acadia Realty Trust	69,225	1,596,328
Agree Realty Corp.	59,085	4,360,473
Alexander & Baldwin, Inc.	40,383	731,336
Alexander's, Inc.	1,052	225,486
Alexandria Real Estate Equities, Inc.	88,948	9,095,822
American Assets Trust, Inc.	29,328	658,707
American Healthcare REIT, Inc.	87,547	2,608,025
American Homes 4 Rent, Class A	180,104	6,665,649
American Tower Corp.	266,684	54,835,564
Americold Realty Trust, Inc.	149,416	3,426,109
Apartment Investment & Management Co., Class A	74,448	673,754
Apple Hospitality REIT, Inc.	127,588	1,889,578
Armada Hoffler Properties, Inc.	51,367	471,549
AvalonBay Communities, Inc.	80,931	18,304,974
Brandywine Realty Trust	99,069	500,298
Brixmor Property Group, Inc.	170,525	4,767,879
Broadstone Net Lease, Inc.	106,918	1,801,568
BXP, Inc.	82,678	5,864,351
Camden Property Trust	60,793	7,541,980
CareTrust REIT, Inc.	106,457	2,754,043
CBL & Associates Properties, Inc.	7,811	243,547
Centerspace	9,439	624,767
Chatham Lodging Trust	25,829	208,698
City Office REIT, Inc.	27,522	144,766
Community Healthcare Trust, Inc.	13,853	259,605
COPT Defense Properties	63,622	1,719,703
Cousins Properties, Inc.	95,411	2,893,816
Crown Castle, Inc.	249,140	23,444,074
CubeSmart	128,228	5,293,252
Curbline Properties Corp.	54,179	1,334,429
DiamondRock Hospitality Co.	117,019	963,066
Digital Realty Trust, Inc.	177,727	27,782,285
Diversified Healthcare Trust	128,480	363,598
Douglas Emmett, Inc.	95,941	1,659,779
Easterly Government Properties, Inc.	55,163	621,687
EastGroup Properties, Inc.	28,368	5,187,089
Elme Communities	49,819	866,352
Empire State Realty Trust, Inc., Class A	72,680	673,744
EPR Properties	42,759	2,269,220
Equinix, Inc.	55,368	50,087,000
Equity LifeStyle Properties, Inc.	110,495	7,577,747
Equity Residential	194,665	14,438,303
Essential Properties Realty Trust, Inc.	99,816	3,265,980
Essex Property Trust, Inc.	36,639	11,415,613
Extra Space Storage, Inc.	120,977	18,456,251
Federal Realty Investment Trust	43,768	4,614,023
First Industrial Realty Trust, Inc.	74,853	4,272,609
Four Corners Property Trust, Inc.	58,767	1,689,551
SECURITY	NUMBER OF SHARES	VALUE ($)
Gaming & Leisure Properties, Inc.	155,507	7,798,676
Getty Realty Corp.	30,047	943,476
Gladstone Commercial Corp.	23,551	382,233
Global Medical REIT, Inc.	35,785	314,908
Global Net Lease, Inc.	111,553	892,424
Healthcare Realty Trust, Inc.	208,572	3,572,838
Healthpeak Properties, Inc.	402,633	8,237,871
Highwoods Properties, Inc.	60,516	1,762,831
Host Hotels & Resorts, Inc.	397,211	6,407,013
Hudson Pacific Properties, Inc.	79,981	262,338
Independence Realty Trust, Inc.	127,889	2,787,980
Industrial Logistics Properties Trust	34,108	134,386
Innovative Industrial Properties, Inc.	15,618	1,123,715
InvenTrust Properties Corp.	42,653	1,270,206
Invitation Homes, Inc.	325,944	11,085,355
Iron Mountain, Inc.	167,417	15,598,242
JBG SMITH Properties	49,766	763,410
Kilroy Realty Corp.	60,422	2,157,065
Kimco Realty Corp.	384,904	8,506,378
Kite Realty Group Trust	124,450	2,853,638
Lamar Advertising Co., Class A	49,752	6,180,691
Lineage, Inc.	33,889	2,041,812
LTC Properties, Inc.	27,419	956,649
LXP Industrial Trust	166,810	1,494,618
Macerich Co.	142,368	2,568,319
Medical Properties Trust, Inc. (a)	341,676	2,015,888
Mid-America Apartment Communities, Inc.	66,872	11,242,521
Millrose Properties, Inc., Class A *	72,071	1,647,543
National Health Investors, Inc.	26,681	1,912,227
National Storage Affiliates Trust	39,658	1,531,592
NETSTREIT Corp.	45,062	674,128
NexPoint Diversified Real Estate Trust	21,387	106,080
NexPoint Residential Trust, Inc.	12,730	541,662
NNN REIT, Inc.	108,289	4,596,868
Omega Healthcare Investors, Inc.	153,426	5,652,214
One Liberty Properties, Inc.	10,345	274,867
Orion Office REIT, Inc.	24,025	98,983
Outfront Media, Inc.	74,431	1,384,417
Paramount Group, Inc.	100,778	454,509
Park Hotels & Resorts, Inc.	122,960	1,509,949
Pebblebrook Hotel Trust	70,979	876,591
Phillips Edison & Co., Inc.	70,731	2,631,193
Piedmont Office Realty Trust, Inc., Class A	71,245	540,750
Plymouth Industrial REIT, Inc.	18,983	329,165
PotlatchDeltic Corp.	41,388	1,921,645
Prologis, Inc.	528,506	65,492,464
Public Storage	89,856	27,282,079
Rayonier, Inc.	76,720	2,032,313
Realty Income Corp.	500,158	28,524,011
Regency Centers Corp.	93,664	7,184,029
Rexford Industrial Realty, Inc.	129,261	5,341,065
RLJ Lodging Trust	92,667	858,096
Ryman Hospitality Properties, Inc.	34,462	3,407,947
Sabra Health Care REIT, Inc.	135,113	2,244,227
Safehold, Inc.	32,082	598,650
Saul Centers, Inc.	7,449	278,965
SBA Communications Corp.	61,155	13,325,674
Service Properties Trust	152,913	455,681
Sila Realty Trust, Inc.	31,339	796,637
Simon Property Group, Inc.	174,736	32,516,622
SITE Centers Corp.	27,000	378,270
SL Green Realty Corp.	39,772	2,566,885
STAG Industrial, Inc.	103,922	3,739,114
Summit Hotel Properties, Inc.	61,277	396,462
Sun Communities, Inc.	68,405	9,313,341
Sunstone Hotel Investors, Inc.	117,793	1,234,471
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tanger, Inc.	62,661	2,221,332
Terreno Realty Corp.	56,821	3,853,600
UDR, Inc.	171,261	7,737,572
UMH Properties, Inc.	45,170	855,068
Uniti Group, Inc.	143,723	824,970
Universal Health Realty Income Trust	6,510	259,879
Urban Edge Properties	68,027	1,401,356
Ventas, Inc.	238,894	16,526,687
Veris Residential, Inc.	44,997	761,799
VICI Properties, Inc.	601,425	19,540,298
Vornado Realty Trust	95,375	4,009,565
Welltower, Inc.	338,139	51,907,718
Weyerhaeuser Co.	413,844	12,456,704
Whitestone REIT	26,363	359,064
WP Carey, Inc.	123,974	7,960,371
Xenia Hotels & Resorts, Inc.	57,938	778,687
		790,605,564

Financial Services 8.7%
Acadian Asset Management, Inc.	16,901	416,779
Affiliated Managers Group, Inc.	16,909	2,888,903
Affirm Holdings, Inc., Class A *	140,840	9,034,886
AGNC Investment Corp.	507,731	5,295,634
Alerus Financial Corp.	10,397	211,787
Ally Financial, Inc.	156,116	5,791,904
AlTi Global, Inc. *	51,457	178,041
American Express Co.	317,696	95,613,788
Ameriprise Financial, Inc.	55,553	29,848,627
Annaly Capital Management, Inc.	324,461	7,125,164
Apollo Commercial Real Estate Finance, Inc.	72,427	733,685
Apollo Global Management, Inc.	255,665	38,163,114
Arbor Realty Trust, Inc. (a)	107,365	1,324,884
ARES Management Corp., Class A	106,374	18,183,572
ARMOUR Residential REIT, Inc.	29,193	556,127
Artisan Partners Asset Management, Inc., Class A	39,081	1,650,000
AvidXchange Holdings, Inc. *	117,504	893,030
Bank of New York Mellon Corp.	414,739	36,891,034
Berkshire Hathaway, Inc., Class B *	1,046,552	537,749,814
BGC Group, Inc., Class A	222,252	2,200,295
Blackrock, Inc.	83,188	81,339,563
Blackstone Mortgage Trust, Inc., Class A	97,899	2,034,341
Blackstone, Inc.	412,445	66,469,636
Block, Inc. *	318,998	20,830,569
Blue Owl Capital, Inc.	299,976	6,458,483
Bread Financial Holdings, Inc.	29,063	1,569,402
BrightSpire Capital, Inc.	72,788	453,469
Cannae Holdings, Inc.	35,435	710,117
Cantaloupe, Inc. *	29,956	294,168
Capital One Financial Corp.	218,178	43,755,598
Carlyle Group, Inc.	120,251	5,993,310
Cass Information Systems, Inc.	6,983	305,227
Cboe Global Markets, Inc.	59,805	12,606,894
Charles Schwab Corp. (c)	966,913	76,898,591
Chimera Investment Corp.	45,655	649,671
Claros Mortgage Trust, Inc.	69,044	160,872
CME Group, Inc.	205,664	52,191,353
Cohen & Steers, Inc.	15,314	1,338,444
Coinbase Global, Inc., Class A *	117,369	25,307,104
Corebridge Financial, Inc.	148,535	5,151,194
Corpay, Inc. *	39,834	14,621,070
Credit Acceptance Corp. *	3,624	1,784,421
Diamond Hill Investment Group, Inc.	1,690	246,977
DigitalBridge Group, Inc.	89,309	1,015,443
Discover Financial Services	143,141	27,939,692
SECURITY	NUMBER OF SHARES	VALUE ($)
Donnelley Financial Solutions, Inc. *	14,204	704,092
Dynex Capital, Inc.	42,371	596,160
Ellington Financial, Inc.	57,611	826,718
Enact Holdings, Inc.	15,826	544,098
Encore Capital Group, Inc. *	12,966	489,013
Enova International, Inc. *	14,616	1,510,417
Equitable Holdings, Inc.	179,026	9,850,010
Essent Group Ltd.	60,114	3,463,769
Euronet Worldwide, Inc. *	23,228	2,379,941
Evercore, Inc., Class A	20,542	4,967,056
EVERTEC, Inc.	36,321	1,356,226
EZCORP, Inc., Class A *	30,020	413,075
FactSet Research Systems, Inc.	21,661	10,001,750
Federal Agricultural Mortgage Corp., Class C	5,442	1,137,759
Federated Hermes, Inc.	45,125	1,748,594
Fidelity National Information Services, Inc.	308,389	21,932,626
FirstCash Holdings, Inc.	21,932	2,462,525
Fiserv, Inc. *	324,357	76,447,701
Flywire Corp. *	68,140	776,796
Forge Global Holdings, Inc. *	58,973	58,973
Franklin BSP Realty Trust, Inc.	45,962	622,785
Franklin Resources, Inc.	178,422	3,613,045
Global Payments, Inc.	145,471	15,315,187
Goldman Sachs Group, Inc.	179,227	111,531,170
Granite Point Mortgage Trust, Inc.	30,497	90,271
Green Dot Corp., Class A *	39,863	304,952
HA Sustainable Infrastructure Capital, Inc.	67,453	1,937,925
Hamilton Lane, Inc., Class A	23,941	3,742,457
Houlihan Lokey, Inc.	30,376	5,265,680
Innventure, Inc. *(a)	13,324	115,919
Interactive Brokers Group, Inc., Class A	62,395	12,753,538
Intercontinental Exchange, Inc.	327,773	56,780,117
International Money Express, Inc. *	17,362	265,986
Invesco Ltd.	263,580	4,583,656
Invesco Mortgage Capital, Inc.	46,692	410,423
Jack Henry & Associates, Inc.	41,409	7,188,188
Jackson Financial, Inc., Class A	42,508	3,895,008
Janus Henderson Group PLC	71,131	3,001,728
Jefferies Financial Group, Inc.	92,815	6,144,353
KKR & Co., Inc.	385,097	52,215,302
KKR Real Estate Finance Trust, Inc.	32,166	356,721
Ladder Capital Corp.	61,043	724,580
Lazard, Inc., Class A	64,848	3,252,127
LendingClub Corp. *	64,004	818,611
LendingTree, Inc. *	9,777	394,893
LPL Financial Holdings, Inc.	42,565	15,823,113
MarketAxess Holdings, Inc.	21,622	4,168,505
Marqeta, Inc., Class A *	179,484	750,243
Mastercard, Inc., Class A	467,910	269,661,212
Merchants Bancorp	17,882	728,155
MFA Financial, Inc.	62,116	660,914
MGIC Investment Corp.	145,331	3,576,596
Moelis & Co., Class A	39,545	2,793,459
Moneylion, Inc. *	4,499	391,953
Moody's Corp.	89,103	44,902,566
Morgan Stanley	708,328	94,285,540
Morningstar, Inc.	15,284	4,794,896
Mr. Cooper Group, Inc. *	36,710	4,125,103
MSCI, Inc.	44,770	26,437,133
Nasdaq, Inc.	235,742	19,514,723
Navient Corp.	48,281	690,901
NCR Atleos Corp. *	43,060	1,224,626
Nelnet, Inc., Class A	9,985	1,222,064
NerdWallet, Inc., Class A *	22,075	225,165
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
New York Mortgage Trust, Inc.	54,957	385,249
NewtekOne, Inc.	14,258	185,211
NMI Holdings, Inc., Class A *	46,054	1,678,208
Northern Trust Corp.	113,080	12,463,678
OneMain Holdings, Inc.	68,285	3,669,636
Orchid Island Capital, Inc.	46,500	397,575
Payoneer Global, Inc. *	148,165	1,266,811
PayPal Holdings, Inc. *	571,437	40,600,599
PennyMac Financial Services, Inc.	18,044	1,870,261
PennyMac Mortgage Investment Trust	49,844	730,215
Perella Weinberg Partners, Class A	30,485	704,508
Piper Sandler Cos.	9,140	2,647,127
PJT Partners, Inc., Class A	13,337	2,124,051
PRA Group, Inc. *	29,158	610,277
PROG Holdings, Inc.	26,335	747,124
Radian Group, Inc.	84,309	2,774,609
Raymond James Financial, Inc.	104,218	16,119,398
Ready Capital Corp.	89,631	621,143
Redwood Trust, Inc.	67,903	453,592
Remitly Global, Inc. *	81,810	1,963,440
Repay Holdings Corp. *	29,914	215,680
Rithm Capital Corp.	291,072	3,536,525
Robinhood Markets, Inc., Class A *	405,487	20,314,899
Rocket Cos., Inc., Class A *	72,735	1,018,290
S&P Global, Inc.	181,247	96,738,774
SEI Investments Co.	56,004	4,483,120
Sezzle, Inc. *	1,340	400,807
Shift4 Payments, Inc., Class A *	39,015	3,852,731
SLM Corp.	124,444	3,756,964
SoFi Technologies, Inc. *	617,797	8,939,523
Starwood Property Trust, Inc.	182,163	3,737,985
State Street Corp.	166,901	16,561,586
StepStone Group, Inc., Class A	35,596	2,141,455
Stifel Financial Corp.	58,935	6,258,308
StoneX Group, Inc. *	16,165	1,950,631
Synchrony Financial	224,640	13,631,155
T. Rowe Price Group, Inc.	127,259	13,453,821
Toast, Inc., Class A *	236,297	9,121,064
TPG RE Finance Trust, Inc.	34,890	301,101
TPG, Inc.	49,786	2,746,196
Tradeweb Markets, Inc., Class A	66,442	8,994,253
Two Harbors Investment Corp.	57,574	816,399
Upstart Holdings, Inc. *	45,140	3,009,484
UWM Holdings Corp.	52,698	330,943
Velocity Financial, Inc. *	7,693	144,936
Victory Capital Holdings, Inc., Class A	25,529	1,634,877
Virtu Financial, Inc., Class A	46,567	1,702,489
Virtus Investment Partners, Inc.	3,623	680,291
Visa, Inc., Class A	986,738	357,899,740
Voya Financial, Inc.	55,114	3,982,538
Walker & Dunlop, Inc.	17,985	1,540,775
Waterstone Financial, Inc.	11,312	159,160
Western Union Co.	190,328	2,061,252
WEX, Inc. *	23,098	3,628,696
WisdomTree, Inc.	66,192	603,671
World Acceptance Corp. *	1,641	221,272
		2,870,429,568

Food, Beverage & Tobacco 2.3%
Altria Group, Inc.	968,063	54,066,319
Archer-Daniels-Midland Co.	273,189	12,894,521
B&G Foods, Inc.	25,701	171,683
Beyond Meat, Inc. *(a)	39,835	125,879
Boston Beer Co., Inc., Class A *	5,280	1,287,106
Brown-Forman Corp., Class B	137,521	4,553,320
Bunge Global SA	78,940	5,856,559
Calavo Growers, Inc.	10,745	246,275
SECURITY	NUMBER OF SHARES	VALUE ($)
Cal-Maine Foods, Inc.	23,326	2,108,437
Campbell's Co.	111,947	4,484,597
Celsius Holdings, Inc. *	89,975	2,311,458
Coca-Cola Co.	2,214,073	157,664,138
Coca-Cola Consolidated, Inc.	3,435	4,867,807
Conagra Brands, Inc.	272,462	6,958,679
Constellation Brands, Inc., Class A	88,901	15,602,125
Darling Ingredients, Inc. *	90,595	3,269,574
Flowers Foods, Inc.	110,445	2,069,739
Fresh Del Monte Produce, Inc.	17,097	521,288
Freshpet, Inc. *	27,727	2,967,621
General Mills, Inc.	316,870	19,208,659
Hain Celestial Group, Inc. *	76,874	275,209
Hershey Co.	84,383	14,573,788
Hormel Foods Corp.	165,528	4,739,067
Ingredion, Inc.	36,898	4,819,248
J&J Snack Foods Corp.	8,993	1,182,040
J.M. Smucker Co.	61,162	6,760,236
John B Sanfilippo & Son, Inc.	4,938	348,968
Kellanova	153,377	12,714,953
Keurig Dr. Pepper, Inc.	683,787	22,920,540
Kraft Heinz Co.	504,042	15,479,130
Lamb Weston Holdings, Inc.	82,484	4,278,445
Lancaster Colony Corp.	10,828	2,069,826
McCormick & Co., Inc. - Non Voting Shares	144,087	11,903,027
MGP Ingredients, Inc.	8,373	274,132
Mission Produce, Inc. *	22,726	280,666
Molson Coors Beverage Co., Class B	100,415	6,154,435
Mondelez International, Inc., Class A	762,901	49,001,131
Monster Beverage Corp. *	399,189	21,815,679
National Beverage Corp.	13,228	526,871
PepsiCo, Inc.	783,038	120,172,842
Philip Morris International, Inc.	886,847	137,709,602
Pilgrim's Pride Corp. *	22,710	1,235,197
Post Holdings, Inc. *	26,520	3,010,285
Primo Brands Corp.	90,387	3,045,138
Seaboard Corp.	203	568,828
Simply Good Foods Co. *	51,327	1,937,594
SunOpta, Inc. *	53,218	333,677
Tootsie Roll Industries, Inc.	10,824	335,436
TreeHouse Foods, Inc. *	25,233	794,335
Turning Point Brands, Inc.	9,488	667,006
Tyson Foods, Inc., Class A	163,667	10,039,334
Universal Corp.	13,896	744,965
Utz Brands, Inc.	36,955	503,327
Vita Coco Co., Inc. *	22,981	745,504
Vital Farms, Inc. *	20,267	671,040
Westrock Coffee Co. *(a)	19,134	122,075
WK Kellogg Co.	36,974	732,825
		764,722,185

Health Care Equipment & Services 4.5%
Abbott Laboratories	989,652	136,581,873
Acadia Healthcare Co., Inc. *	52,204	1,565,076
Accolade, Inc. *	40,843	284,676
AdaptHealth Corp. *	61,189	696,331
Addus HomeCare Corp. *	9,999	957,604
agilon health, Inc. *	172,436	538,000
Align Technology, Inc. *	39,972	7,475,963
Alignment Healthcare, Inc. *	63,209	991,749
Alphatec Holdings, Inc. *	53,881	675,129
Amedisys, Inc. *	18,783	1,728,036
AMN Healthcare Services, Inc. *	23,226	588,082
AngioDynamics, Inc. *	23,038	214,023
Artivion, Inc. *	21,347	542,427
Astrana Health, Inc. *	25,058	635,972
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AtriCure, Inc. *	31,360	1,214,886
Avanos Medical, Inc. *	25,742	387,417
Aveanna Healthcare Holdings, Inc. *	34,310	146,161
Axogen, Inc. *	25,831	516,878
Baxter International, Inc.	296,089	10,218,031
Becton Dickinson & Co.	164,891	37,187,867
Bioventus, Inc., Class A *	20,431	207,170
Boston Scientific Corp. *	840,995	87,286,871
BrightSpring Health Services, Inc. *	32,066	618,232
Brookdale Senior Living, Inc. *	105,123	599,201
Butterfly Network, Inc. *	91,100	329,782
Cardinal Health, Inc.	138,713	17,960,559
Castle Biosciences, Inc. *	14,871	322,403
Cencora, Inc.	100,055	25,367,945
Centene Corp. *	291,888	16,976,206
Ceribell, Inc. *	6,515	151,409
Certara, Inc. *	61,006	730,852
Chemed Corp.	8,514	5,115,211
Cigna Group	159,117	49,143,285
Clover Health Investments Corp. *	233,057	925,236
Community Health Systems, Inc. *	68,308	205,607
Concentra Group Holdings Parent, Inc.	62,244	1,405,470
CONMED Corp.	17,906	1,059,498
Cooper Cos., Inc. *	113,457	10,254,244
CorVel Corp. *	16,107	1,776,119
Cross Country Healthcare, Inc. *	18,304	314,097
CVS Health Corp.	720,680	47,363,090
DaVita, Inc. *	26,121	3,862,773
DENTSPLY SIRONA, Inc.	114,962	1,902,621
Dexcom, Inc. *	224,423	19,832,261
DocGo, Inc. *	47,552	146,936
Doximity, Inc., Class A *	75,100	5,294,550
Edwards Lifesciences Corp. *	336,037	24,066,970
Elevance Health, Inc.	132,286	52,501,668
Embecta Corp.	32,099	433,337
Encompass Health Corp.	57,223	5,730,311
Enovis Corp. *	32,618	1,260,686
Ensign Group, Inc.	32,713	4,224,884
Envista Holdings Corp. *	99,074	1,979,499
Evolent Health, Inc., Class A *	61,415	552,121
GE HealthCare Technologies, Inc.	260,245	22,732,401
GeneDx Holdings Corp. *	11,592	1,192,237
Glaukos Corp. *	31,389	3,767,308
Globus Medical, Inc., Class A *	65,699	5,276,944
GoodRx Holdings, Inc., Class A *	43,610	217,178
Guardant Health, Inc. *	74,449	3,167,805
Haemonetics Corp. *	28,923	1,894,456
HCA Healthcare, Inc.	104,081	31,880,010
Health Catalyst, Inc. *	34,765	162,353
HealthEquity, Inc. *	50,430	5,535,197
HealthStream, Inc.	12,523	422,902
Henry Schein, Inc. *	72,120	5,204,900
Hims & Hers Health, Inc. *	108,961	4,913,051
Hologic, Inc. *	132,774	8,416,544
Humana, Inc.	69,209	18,715,498
ICU Medical, Inc. *	13,723	2,008,087
IDEXX Laboratories, Inc. *	46,845	20,476,418
Innovage Holding Corp. *	12,684	41,223
Inspire Medical Systems, Inc. *	17,079	3,169,692
Insulet Corp. *	40,065	10,908,498
Integer Holdings Corp. *	19,373	2,386,754
Integra LifeSciences Holdings Corp. *	41,087	953,629
Intuitive Surgical, Inc. *	203,382	116,568,393
iRadimed Corp.	4,917	265,075
iRhythm Technologies, Inc. *	17,953	1,977,702
Labcorp Holdings, Inc.	48,348	12,137,282
Lantheus Holdings, Inc. *	39,707	3,725,311
SECURITY	NUMBER OF SHARES	VALUE ($)
LeMaitre Vascular, Inc.	11,237	1,032,118
LifeStance Health Group, Inc. *	76,310	594,455
LivaNova PLC *	30,487	1,269,174
Masimo Corp. *	25,243	4,765,121
McKesson Corp.	72,448	46,385,556
Medtronic PLC	733,132	67,462,807
Merit Medical Systems, Inc. *	33,884	3,457,523
Molina Healthcare, Inc. *	32,511	9,789,712
National HealthCare Corp.	7,150	666,165
National Research Corp.	7,892	115,144
Neogen Corp. *	125,302	1,259,285
NeoGenomics, Inc. *	71,278	712,067
Nevro Corp. *	20,494	117,226
Novocure Ltd. *	55,950	1,066,966
OmniAb, Inc., Class A *(d)	3,072	0
OmniAb, Inc., Class B *(d)	3,072	0
Omnicell, Inc. *	26,432	1,006,002
OPKO Health, Inc. *(a)	199,216	346,636
Option Care Health, Inc. *	97,488	3,265,848
Orchestra BioMed Holdings, Inc. *	20,101	94,274
Orthofix Medical, Inc. *	21,860	379,927
OrthoPediatrics Corp. *	8,785	203,988
Owens & Minor, Inc. *	43,161	413,482
PACS Group, Inc. *	21,112	275,089
Paragon 28, Inc. *	24,865	324,240
Patterson Cos., Inc.	44,936	1,399,307
Pediatrix Medical Group, Inc. *	51,118	755,013
Pennant Group, Inc. *	21,982	500,530
Penumbra, Inc. *	21,886	6,247,140
Phreesia, Inc. *	30,337	805,144
Premier, Inc., Class A	59,649	1,084,419
Privia Health Group, Inc. *	59,404	1,483,318
PROCEPT BioRobotics Corp. *	31,180	2,006,121
Progyny, Inc. *	36,666	826,085
Pulmonx Corp. *	19,916	171,676
Pulse Biosciences, Inc. *(a)	10,318	188,923
Quest Diagnostics, Inc.	63,644	11,004,048
QuidelOrtho Corp. *	41,166	1,646,228
RadNet, Inc. *	37,022	2,053,610
ResMed, Inc.	83,713	19,548,660
RxSight, Inc. *	19,240	545,646
Schrodinger, Inc. *	38,593	861,010
Select Medical Holdings Corp.	59,822	1,088,162
Semler Scientific, Inc. *	4,127	177,131
Senseonics Holdings, Inc. *	196,205	166,774
SI-BONE, Inc. *	21,723	393,621
Sight Sciences, Inc. *	14,479	38,369
Simulations Plus, Inc.	8,579	248,619
Solventum Corp. *	78,749	6,280,233
STAAR Surgical Co. *	33,842	592,235
STERIS PLC	56,382	12,362,317
Stryker Corp.	195,770	75,604,416
Surgery Partners, Inc. *	41,620	1,002,210
Surmodics, Inc. *	7,974	262,026
Tandem Diabetes Care, Inc. *	36,746	813,556
Teladoc Health, Inc. *	113,566	1,085,691
Teleflex, Inc.	26,589	3,529,690
Tenet Healthcare Corp. *	54,446	6,892,319
TransMedics Group, Inc. *	19,135	1,460,383
TruBridge, Inc. *	8,348	242,509
U.S. Physical Therapy, Inc.	8,652	700,985
UFP Technologies, Inc. *	4,146	943,588
UnitedHealth Group, Inc.	525,203	249,450,417
Universal Health Services, Inc., Class B	33,795	5,922,574
Varex Imaging Corp. *	21,739	279,564
Veeva Systems, Inc., Class A *	85,005	19,053,021
Waystar Holding Corp. *	38,276	1,663,858
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zimmer Biomet Holdings, Inc.	113,305	11,819,978
Zimvie, Inc. *	18,248	242,151
		1,479,610,213

Household & Personal Products 1.2%
Beauty Health Co. *	43,763	64,332
BellRing Brands, Inc. *	73,850	5,411,728
Central Garden & Pet Co. *	5,310	187,390
Central Garden & Pet Co., Class A *	30,587	962,879
Church & Dwight Co., Inc.	140,254	15,596,245
Clorox Co.	70,383	11,007,197
Colgate-Palmolive Co.	466,519	42,532,537
Coty, Inc., Class A *	202,175	1,150,376
Edgewell Personal Care Co.	29,448	926,729
elf Beauty, Inc. *	31,787	2,233,037
Energizer Holdings, Inc.	38,524	1,183,843
Estee Lauder Cos., Inc., Class A	133,872	9,626,735
Herbalife Ltd. *	39,867	330,896
Interparfums, Inc.	10,272	1,426,986
Kenvue, Inc.	1,098,331	25,920,612
Kimberly-Clark Corp.	190,549	27,059,863
Medifast, Inc. *	7,873	113,056
Nu Skin Enterprises, Inc., Class A	52,611	416,679
Olaplex Holdings, Inc. *	81,906	118,764
Procter & Gamble Co.	1,344,016	233,643,741
Reynolds Consumer Products, Inc.	30,377	743,629
Spectrum Brands Holdings, Inc.	15,263	1,181,967
USANA Health Sciences, Inc. *	5,880	173,989
WD-40 Co.	7,752	1,849,782
		383,862,992

Insurance 2.4%
Aflac, Inc.	284,917	31,189,864
Allstate Corp.	151,216	30,114,666
Ambac Financial Group, Inc. *	23,471	227,903
American Financial Group, Inc.	41,445	5,233,675
American International Group, Inc.	355,098	29,451,828
AMERISAFE, Inc.	10,631	547,071
Aon PLC, Class A	123,731	50,620,827
Arch Capital Group Ltd.	213,601	19,845,669
Arthur J Gallagher & Co.	143,022	48,304,250
Assurant, Inc.	29,652	6,164,354
Assured Guaranty Ltd.	28,742	2,510,039
Axis Capital Holdings Ltd.	43,984	4,261,170
Baldwin Insurance Group, Inc., Class A *	37,979	1,562,456
Bowhead Specialty Holdings, Inc. *	4,936	165,998
Brighthouse Financial, Inc. *	34,788	2,063,276
Brown & Brown, Inc.	136,369	16,165,181
Chubb Ltd.	214,066	61,111,562
Cincinnati Financial Corp.	89,015	13,157,307
CNA Financial Corp.	11,814	578,532
CNO Financial Group, Inc.	60,605	2,526,622
Employers Holdings, Inc.	14,696	761,253
Enstar Group Ltd. *	7,141	2,376,525
Erie Indemnity Co., Class A	14,271	6,108,987
Everest Group Ltd.	24,787	8,755,264
F&G Annuities & Life, Inc.	10,387	442,278
Fidelity National Financial, Inc.	148,062	9,554,441
First American Financial Corp.	59,252	3,892,264
Genworth Financial, Inc., Class A *	244,807	1,701,409
Globe Life, Inc.	49,033	6,248,275
Goosehead Insurance, Inc., Class A	13,466	1,659,146
Hagerty, Inc., Class A *	13,635	137,986
Hanover Insurance Group, Inc.	20,664	3,523,832
Hartford Insurance Group, Inc.	166,912	19,742,351
SECURITY	NUMBER OF SHARES	VALUE ($)
HCI Group, Inc.	4,728	622,488
Hippo Holdings, Inc. *	7,900	226,967
Horace Mann Educators Corp.	23,222	982,987
James River Group Holdings Ltd.	15,083	74,661
Kemper Corp.	33,598	2,270,553
Kinsale Capital Group, Inc.	12,885	5,564,387
Lemonade, Inc. *	31,118	1,131,139
Lincoln National Corp.	97,086	3,786,354
Loews Corp.	104,047	9,017,753
Markel Group, Inc. *	7,346	14,203,050
Marsh & McLennan Cos., Inc.	280,576	66,732,196
MBIA, Inc. *	29,056	176,370
Mercury General Corp.	15,341	827,340
MetLife, Inc.	331,654	28,581,942
Old Republic International Corp.	136,367	5,251,493
Oscar Health, Inc., Class A *	110,750	1,618,058
Palomar Holdings, Inc. *	15,348	1,974,674
Primerica, Inc.	19,095	5,537,550
Principal Financial Group, Inc.	119,530	10,642,951
ProAssurance Corp. *	31,661	495,178
Progressive Corp.	334,640	94,368,480
Prudential Financial, Inc.	203,841	23,462,099
Reinsurance Group of America, Inc.	37,617	7,624,590
RenaissanceRe Holdings Ltd.	29,751	7,069,433
RLI Corp.	47,442	3,609,862
Ryan Specialty Holdings, Inc.	61,179	4,281,918
Safety Insurance Group, Inc.	8,127	618,790
Selective Insurance Group, Inc.	34,509	2,969,327
Selectquote, Inc. *	93,534	426,515
SiriusPoint Ltd. *	59,662	915,215
Skyward Specialty Insurance Group, Inc. *	18,626	968,925
Stewart Information Services Corp.	15,032	1,070,278
Tiptree, Inc.	11,411	258,231
Travelers Cos., Inc.	129,852	33,565,443
Trupanion, Inc. *	19,538	674,843
United Fire Group, Inc.	12,402	348,124
Universal Insurance Holdings, Inc.	14,165	314,180
Unum Group	95,530	7,861,164
W.R. Berkley Corp.	173,956	10,973,144
White Mountains Insurance Group Ltd.	1,451	2,683,625
Willis Towers Watson PLC	57,467	19,518,667
		774,007,205

Materials 2.3%
AdvanSix, Inc.	15,186	423,993
Air Products & Chemicals, Inc.	126,804	40,089,085
Albemarle Corp.	66,625	5,132,124
Alcoa Corp.	147,629	4,908,664
Alpha Metallurgical Resources, Inc. *	6,446	886,454
Amcor PLC	827,781	8,377,144
AptarGroup, Inc.	37,594	5,516,919
Arcadium Lithium PLC *	616,427	3,599,934
Ashland, Inc.	27,099	1,648,161
Aspen Aerogels, Inc. *	36,003	273,983
ATI, Inc. *	80,982	4,709,913
Avery Dennison Corp.	45,937	8,634,778
Avient Corp.	51,986	2,223,441
Axalta Coating Systems Ltd. *	126,553	4,582,484
Balchem Corp.	18,297	3,184,227
Ball Corp.	169,993	8,956,931
Berry Global Group, Inc.	65,328	4,714,722
Cabot Corp.	31,648	2,721,728
Carpenter Technology Corp.	28,953	5,995,298
Celanese Corp.	64,270	3,273,914
Century Aluminum Co. *	30,779	583,262
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CF Industries Holdings, Inc.	99,513	8,062,543
Chemours Co.	84,685	1,266,041
Clearwater Paper Corp. *	9,826	256,950
Cleveland-Cliffs, Inc. *	275,275	2,983,981
Coeur Mining, Inc. *	364,030	1,874,754
Commercial Metals Co.	65,136	3,155,188
Compass Minerals International, Inc.	23,366	243,941
Corteva, Inc.	391,900	24,681,862
CRH PLC	388,717	39,851,267
Crown Holdings, Inc.	68,270	6,119,040
Dow, Inc.	399,075	15,208,748
DuPont de Nemours, Inc.	237,678	19,434,930
Eagle Materials, Inc.	19,049	4,309,074
Eastman Chemical Co.	66,319	6,489,314
Ecolab, Inc.	143,662	38,646,515
Ecovyst, Inc. *	58,197	395,158
Element Solutions, Inc.	127,625	3,332,289
FMC Corp.	70,985	2,619,346
Freeport-McMoRan, Inc.	822,275	30,350,170
Ginkgo Bioworks Holdings, Inc. *(a)	26,477	218,170
Graphic Packaging Holding Co.	169,599	4,524,901
Greif, Inc., Class A	17,742	1,015,907
Hawkins, Inc.	10,977	1,152,475
HB Fuller Co.	30,990	1,758,373
Hecla Mining Co.	360,111	1,847,369
Huntsman Corp.	92,954	1,573,711
Ingevity Corp. *	20,710	987,039
Innospec, Inc.	14,337	1,482,589
International Flavors & Fragrances, Inc.	145,400	11,895,174
International Paper Co.	299,652	16,885,390
Ivanhoe Electric, Inc. *	55,121	342,301
Kaiser Aluminum Corp.	8,783	621,485
Knife River Corp. *	32,075	3,068,936
Koppers Holdings, Inc.	11,766	342,508
Kronos Worldwide, Inc.	13,554	118,597
Linde PLC	271,595	126,848,445
Louisiana-Pacific Corp.	35,997	3,587,821
LSB Industries, Inc. *	38,764	284,140
LyondellBasell Industries NV, Class A	148,666	11,422,009
Martin Marietta Materials, Inc.	35,075	16,946,135
Materion Corp.	11,336	1,035,657
Mativ Holdings, Inc.	17,448	117,948
Mercer International, Inc.	23,333	183,397
Metallus, Inc. *	21,884	316,005
Minerals Technologies, Inc.	18,123	1,245,775
Mosaic Co.	183,314	4,384,871
MP Materials Corp. *	70,169	1,684,758
Myers Industries, Inc.	21,359	234,095
NewMarket Corp.	4,337	2,472,567
Newmont Corp.	649,179	27,810,828
Nucor Corp.	134,060	18,429,228
O-I Glass, Inc. *	88,931	1,020,039
Olin Corp.	65,681	1,667,641
Orion SA	31,769	444,131
Packaging Corp. of America	50,868	10,839,462
Pactiv Evergreen, Inc.	22,074	394,242
Perimeter Solutions, Inc. *	85,400	903,532
Piedmont Lithium, Inc. *(a)	8,388	59,555
PPG Industries, Inc.	132,221	14,970,062
PureCycle Technologies, Inc. *	80,132	825,360
Quaker Chemical Corp.	7,441	1,034,448
Radius Recycling, Inc., Class A	11,318	156,528
Ramaco Resources, Inc., Class A (a)	18,770	167,804
Ramaco Resources, Inc., Class B	292	2,581
Ranpak Holdings Corp. *	21,639	144,765
Reliance, Inc.	30,905	9,183,730
Royal Gold, Inc.	37,326	5,486,922
SECURITY	NUMBER OF SHARES	VALUE ($)
RPM International, Inc.	73,640	9,123,260
Ryerson Holding Corp.	16,065	404,517
Scotts Miracle-Gro Co.	24,724	1,448,085
Sealed Air Corp.	82,667	2,825,558
Sensient Technologies Corp.	23,540	1,633,676
Sherwin-Williams Co.	132,542	48,015,990
Silgan Holdings, Inc.	46,328	2,516,074
Smurfit WestRock PLC	281,604	14,663,120
Sonoco Products Co.	55,042	2,632,108
Steel Dynamics, Inc.	80,892	10,926,082
Stepan Co.	12,000	741,120
SunCoke Energy, Inc.	45,967	416,921
Sylvamo Corp.	20,186	1,435,225
TriMas Corp.	23,092	473,155
Tronox Holdings PLC	79,933	620,280
U.S. Lime & Minerals, Inc.	6,371	597,918
U.S. Steel Corp.	128,098	5,152,102
Vulcan Materials Co.	75,723	18,727,055
Warrior Met Coal, Inc.	28,991	1,395,627
Westlake Corp.	18,983	2,131,791
Worthington Steel, Inc.	19,751	526,759
		768,264,099

Media & Entertainment 7.8%
Advantage Solutions, Inc. *	51,704	129,777
Alphabet, Inc., Class A	3,336,214	568,090,520
Alphabet, Inc., Class C	2,717,446	467,998,550
Altice USA, Inc., Class A *	132,767	379,714
AMC Entertainment Holdings, Inc., Class A *	208,826	689,126
AMC Networks, Inc., Class A *	20,748	151,460
Angi, Inc. *	49,564	83,268
Atlanta Braves Holdings, Inc., Class C *	27,265	1,100,688
Bumble, Inc., Class A *	50,406	262,111
Cable One, Inc.	2,936	763,889
Cardlytics, Inc. *	25,244	66,392
Cargurus, Inc. *	49,864	1,605,122
Cars.com, Inc. *	35,909	473,999
Charter Communications, Inc., Class A *	55,002	19,997,077
Cinemark Holdings, Inc. *	62,148	1,591,610
Clear Channel Outdoor Holdings, Inc. *	175,180	218,975
Comcast Corp., Class A	2,179,042	78,184,027
EchoStar Corp., Class A *	68,705	2,145,657
Electronic Arts, Inc.	136,035	17,564,839
Emerald Holding, Inc.	11,476	47,166
Endeavor Group Holdings, Inc., Class A (a)	108,405	3,532,919
Eventbrite, Inc., Class A *	20,000	48,800
EverQuote, Inc., Class A *	15,097	405,807
EW Scripps Co., Class A *	37,557	60,842
Fox Corp., Class A	197,590	11,381,184
fuboTV, Inc. *	199,942	605,824
Gannett Co., Inc. *	88,246	356,514
Getty Images Holdings, Inc. *(a)	24,577	52,595
Gray Media, Inc.	48,430	182,097
Grindr, Inc. *	13,892	254,918
IAC, Inc. *	39,559	1,828,417
Ibotta, Inc., Class A *	4,312	143,978
iHeartMedia, Inc., Class A *	66,098	116,993
Integral Ad Science Holding Corp. *	37,781	397,456
Interpublic Group of Cos., Inc.	214,855	5,887,027
John Wiley & Sons, Inc., Class A	24,217	965,774
Liberty Broadband Corp., Class C *	74,302	6,112,083
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp.-Liberty Formula One, Class C *	140,234	13,522,765
Liberty Media Corp.-Liberty Live, Class C *	37,617	2,759,959
Lions Gate Entertainment Corp., Class A *	96,171	958,825
Lionsgate Studios Corp. *(a)	20,052	170,843
Live Nation Entertainment, Inc. *	89,561	12,839,465
Madison Square Garden Entertainment Corp. *	23,590	814,563
Madison Square Garden Sports Corp. *	9,731	1,982,107
Magnite, Inc. *	78,922	1,244,600
Match Group, Inc.	146,670	4,650,906
MediaAlpha, Inc., Class A *	19,325	179,529
Meta Platforms, Inc., Class A	1,244,705	831,711,881
National CineMedia, Inc. *	54,255	362,966
Netflix, Inc. *	244,093	239,347,832
New York Times Co., Class A	92,781	4,461,838
News Corp., Class A	288,258	8,249,944
Nexstar Media Group, Inc.	17,151	2,901,092
Nextdoor Holdings, Inc. *	142,494	252,214
Omnicom Group, Inc.	111,346	9,214,995
Paramount Global, Class B (a)	351,416	3,992,086
Pinterest, Inc., Class A *	339,034	12,537,477
Playtika Holding Corp.	15,000	79,200
PubMatic, Inc., Class A *	24,127	256,470
QuinStreet, Inc. *	33,397	653,913
Reddit, Inc., Class A *	58,171	9,410,904
ROBLOX Corp., Class A *	304,844	19,400,272
Roku, Inc. *	73,793	6,162,453
Rumble, Inc. *(a)	45,631	425,281
Scholastic Corp.	15,832	346,563
Shutterstock, Inc.	13,237	284,463
Sinclair, Inc.	22,849	331,767
Sirius XM Holdings, Inc.	126,181	3,052,318
Snap, Inc., Class A *	609,753	6,249,968
Sphere Entertainment Co. *	14,533	634,075
Stagwell, Inc. *	59,106	383,598
Take-Two Interactive Software, Inc. *	93,020	19,718,380
TechTarget, Inc. *	14,188	208,138
TEGNA, Inc.	95,610	1,740,102
Thryv Holdings, Inc. *	27,129	467,704
TKO Group Holdings, Inc. *	37,825	5,697,958
Trade Desk, Inc., Class A *	256,412	18,030,892
TripAdvisor, Inc. *	59,828	885,454
Trump Media & Technology Group Corp. *	51,728	1,246,645
Vimeo, Inc. *	87,700	516,553
Vivid Seats, Inc., Class A *	58,292	241,329
Walt Disney Co.	1,033,671	117,631,760
Warner Bros Discovery, Inc. *	1,275,585	14,618,204
Warner Music Group Corp., Class A	80,627	2,717,130
Webtoon Entertainment, Inc. *	9,000	81,360
WideOpenWest, Inc. *	31,021	152,934
Yelp, Inc. *	39,150	1,343,237
Ziff Davis, Inc. *	25,956	1,065,753
ZipRecruiter, Inc., Class A *	42,035	235,396
ZoomInfo Technologies, Inc. *	156,966	1,830,224
		2,582,133,480

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
10X Genomics, Inc., Class A *	47,477	507,529
2seventy bio, Inc. *	16,797	44,344
4D Molecular Therapeutics, Inc. *	20,918	94,759
89bio, Inc. *	84,937	783,969
SECURITY	NUMBER OF SHARES	VALUE ($)
AbbVie, Inc.	1,008,839	210,877,616
Absci Corp. *	65,612	252,606
ACADIA Pharmaceuticals, Inc. *	77,578	1,520,529
ACELYRIN, Inc. *	44,008	117,941
Acrivon Therapeutics, Inc. *	19,708	104,649
Adaptive Biotechnologies Corp. *	83,584	690,404
ADMA Biologics, Inc. *	132,561	2,172,675
Agilent Technologies, Inc.	163,898	20,965,832
Agios Pharmaceuticals, Inc. *	33,613	1,194,606
Akero Therapeutics, Inc. *	40,883	2,008,173
Alector, Inc. *	52,292	85,759
Aligos Therapeutics, Inc. *(a)	1,600	26,992
Alkermes PLC *	95,027	3,262,277
Allogene Therapeutics, Inc. *	69,623	135,765
Alnylam Pharmaceuticals, Inc. *	73,485	18,132,424
Alumis, Inc. *(a)	12,992	60,413
Amgen, Inc.	307,188	94,632,335
Amicus Therapeutics, Inc. *	150,156	1,424,980
Amneal Pharmaceuticals, Inc. *	83,366	722,783
Amphastar Pharmaceuticals, Inc. *	21,605	614,230
Amylyx Pharmaceuticals, Inc. *	22,129	72,583
AnaptysBio, Inc. *	9,728	163,625
Anavex Life Sciences Corp. *(a)	47,988	379,585
ANI Pharmaceuticals, Inc. *	9,525	589,502
Annexon, Inc. *	50,210	132,554
Apellis Pharmaceuticals, Inc. *	61,248	1,540,387
Apogee Therapeutics, Inc. *	18,334	576,421
Arbutus Biopharma Corp. *	84,155	290,335
Arcellx, Inc. *	21,767	1,410,937
Arcturus Therapeutics Holdings, Inc. *	13,185	221,376
Arcus Biosciences, Inc. *	29,426	320,449
Arcutis Biotherapeutics, Inc. *	57,466	786,710
Ardelyx, Inc. *	140,343	752,238
ArriVent Biopharma, Inc. *	12,824	302,775
Arrowhead Pharmaceuticals, Inc. *	70,081	1,325,232
ARS Pharmaceuticals, Inc. *	30,693	321,663
Arvinas, Inc. *	39,042	691,043
Astria Therapeutics, Inc. *	20,570	132,471
Atea Pharmaceuticals, Inc. *	46,406	140,610
Avantor, Inc. *	387,943	6,478,648
Avidity Biosciences, Inc. *	66,917	2,050,337
Axsome Therapeutics, Inc. *	23,234	2,963,264
Azenta, Inc. *	28,085	1,225,068
Beam Therapeutics, Inc. *	44,786	1,179,663
Bicara Therapeutics, Inc. *(a)	9,945	132,269
BioCryst Pharmaceuticals, Inc. *	119,500	1,028,895
Biogen, Inc. *	84,149	11,822,935
Biohaven Ltd. *	47,807	1,777,464
BioLife Solutions, Inc. *	19,127	459,048
BioMarin Pharmaceutical, Inc. *	108,616	7,729,115
Biomea Fusion, Inc. *(a)	13,966	40,362
Bio-Rad Laboratories, Inc., Class A *	11,344	3,007,975
Bio-Techne Corp.	90,687	5,599,922
Blueprint Medicines Corp. *	36,408	3,515,921
Bridgebio Pharma, Inc. *	86,360	3,013,964
Bristol-Myers Squibb Co.	1,156,992	68,979,863
Bruker Corp.	63,402	2,993,842
C4 Therapeutics, Inc. *	27,023	73,232
CareDx, Inc. *	29,682	657,456
Cargo Therapeutics, Inc. *	20,573	77,354
Caribou Biosciences, Inc. *	76,988	90,076
Catalyst Pharmaceuticals, Inc. *	63,100	1,444,359
Celcuity, Inc. *	16,089	151,719
Celldex Therapeutics, Inc. *	36,478	750,352
Century Therapeutics, Inc. *	45,230	30,883
CG oncology, Inc. *	30,340	784,592
Charles River Laboratories International, Inc. *	29,281	4,840,442
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cogent Biosciences, Inc. *	59,280	446,378
Coherus Biosciences, Inc. *	88,684	98,439
Collegium Pharmaceutical, Inc. *	19,395	563,425
Corbus Pharmaceuticals Holdings, Inc. *	6,837	51,619
Corcept Therapeutics, Inc. *	52,761	3,196,261
Crinetics Pharmaceuticals, Inc. *	53,888	1,928,113
CRISPR Therapeutics AG *	49,198	2,160,776
Cullinan Therapeutics, Inc. *	29,311	248,850
Cytek Biosciences, Inc. *	62,636	281,236
Cytokinetics, Inc. *	66,518	3,059,828
Danaher Corp.	367,162	76,281,577
Day One Biopharmaceuticals, Inc. *	45,209	409,594
Denali Therapeutics, Inc. *	71,564	1,185,100
Design Therapeutics, Inc. *	26,443	128,513
Dianthus Therapeutics, Inc. *	12,094	261,230
Disc Medicine, Inc. *	12,282	690,003
Dynavax Technologies Corp. *	75,359	1,039,201
Dyne Therapeutics, Inc. *	45,369	617,472
Edgewise Therapeutics, Inc. *	33,637	880,280
Elanco Animal Health, Inc. *	281,088	3,139,753
Eli Lilly & Co.	449,686	413,994,422
Emergent BioSolutions, Inc. *	29,275	218,977
Enanta Pharmaceuticals, Inc. *	10,879	84,639
Enliven Therapeutics, Inc. *	17,530	365,150
Entrada Therapeutics, Inc. *	13,702	163,602
Erasca, Inc. *	147,036	201,439
Evolus, Inc. *	28,089	409,819
Exact Sciences Corp. *	105,370	4,995,592
Exelixis, Inc. *	162,068	6,270,411
Fate Therapeutics, Inc. *	47,562	53,269
Fortrea Holdings, Inc. *	49,795	689,661
Fulcrum Therapeutics, Inc. *	29,373	105,449
Geron Corp. *	307,100	540,496
Gilead Sciences, Inc.	712,226	81,414,554
Gossamer Bio, Inc. *	171,185	210,558
Gyre Therapeutics, Inc. *(a)	11,209	130,024
Halozyme Therapeutics, Inc. *	71,916	4,253,831
Harmony Biosciences Holdings, Inc. *	21,999	744,666
Harrow, Inc. *	17,102	480,224
Heron Therapeutics, Inc. *(a)	81,353	200,942
Humacyte, Inc. *(a)	54,824	186,402
Ideaya Biosciences, Inc. *	49,813	1,024,653
IGM Biosciences, Inc. *	15,528	21,118
Illumina, Inc. *	91,102	8,084,391
ImmunityBio, Inc. *(a)	80,209	263,888
Immunome, Inc. *	42,991	404,115
Immunovant, Inc. *	37,751	777,671
Incyte Corp. *	91,226	6,705,111
Innoviva, Inc. *	32,418	580,931
Insmed, Inc. *	101,859	8,306,601
Intellia Therapeutics, Inc. *	57,828	583,485
Intra-Cellular Therapies, Inc. *	56,023	7,182,149
Ionis Pharmaceuticals, Inc. *	89,823	2,981,225
Iovance Biotherapeutics, Inc. *	132,335	560,439
IQVIA Holdings, Inc. *	98,321	18,563,005
Ironwood Pharmaceuticals, Inc. *	48,186	77,579
Janux Therapeutics, Inc. *	18,249	600,210
Jazz Pharmaceuticals PLC *	35,078	5,034,745
Johnson & Johnson	1,374,604	226,837,152
Keros Therapeutics, Inc. *	20,791	230,364
Kodiak Sciences, Inc. *	20,592	84,633
Krystal Biotech, Inc. *	14,769	2,647,343
Kura Oncology, Inc. *	46,578	359,116
Kymera Therapeutics, Inc. *	26,423	828,361
LENZ Therapeutics, Inc.	9,125	199,199
Ligand Pharmaceuticals, Inc. *	10,966	1,340,374
Liquidia Corp. *	25,422	393,787
SECURITY	NUMBER OF SHARES	VALUE ($)
Lyell Immunopharma, Inc. *	181,727	129,172
MacroGenics, Inc. *	34,223	84,189
Madrigal Pharmaceuticals, Inc. *	9,713	3,314,756
MannKind Corp. *	157,256	839,747
Maravai LifeSciences Holdings, Inc., Class A *	63,788	205,397
MBX Biosciences, Inc. *(a)	7,674	73,670
Medpace Holdings, Inc. *	14,546	4,761,197
Merck & Co., Inc.	1,444,607	133,264,996
Mesa Laboratories, Inc.	3,259	454,239
Mettler-Toledo International, Inc. *	12,053	15,340,094
MiMedx Group, Inc. *	64,145	539,139
Mind Medicine MindMed, Inc. *	44,747	300,700
Mineralys Therapeutics, Inc. *	17,706	161,833
Mirum Pharmaceuticals, Inc. *	22,951	1,091,779
Moderna, Inc. *	193,116	5,978,871
Monte Rosa Therapeutics, Inc. *	33,734	185,537
Myriad Genetics, Inc. *	53,547	574,559
Natera, Inc. *	75,199	11,700,212
Nektar Therapeutics *	125,125	105,105
Neumora Therapeutics, Inc. *	48,175	75,153
Neurocrine Biosciences, Inc. *	57,763	6,857,623
Novavax, Inc. *	95,284	793,716
Nurix Therapeutics, Inc. *	38,680	597,606
Nuvalent, Inc., Class A *	21,760	1,631,565
Nuvation Bio, Inc. *	142,569	280,861
Ocular Therapeutix, Inc. *	72,439	517,214
Olema Pharmaceuticals, Inc. *	27,764	121,329
Omeros Corp. *	34,882	293,358
OmniAb, Inc. *	57,790	201,109
Organogenesis Holdings, Inc. *	45,391	281,878
Organon & Co.	144,958	2,161,324
ORIC Pharmaceuticals, Inc. *	26,264	210,900
Pacific Biosciences of California, Inc. *(a)	169,258	245,424
Pacira BioSciences, Inc. *	25,914	623,232
Perrigo Co. PLC	77,370	2,243,730
Pfizer, Inc.	3,238,072	85,582,243
Phathom Pharmaceuticals, Inc. *	21,727	119,933
Phibro Animal Health Corp., Class A	11,372	258,599
Pliant Therapeutics, Inc. *	33,671	115,828
Praxis Precision Medicines, Inc. *	9,320	359,752
Precigen, Inc. *	105,058	181,750
Prestige Consumer Healthcare, Inc. *	29,736	2,520,126
ProKidney Corp. *(a)	62,756	77,190
Protagonist Therapeutics, Inc. *	35,511	1,334,859
Prothena Corp. PLC *	22,677	358,523
PTC Therapeutics, Inc. *	44,031	2,433,153
Quanterix Corp. *	20,000	151,800
Rapport Therapeutics, Inc. *	7,541	75,636
Recursion Pharmaceuticals, Inc., Class A *	161,454	1,212,520
Regeneron Pharmaceuticals, Inc.	60,390	42,196,909
REGENXBIO, Inc. *	25,000	164,250
Relay Therapeutics, Inc. *	82,914	282,737
Repligen Corp. *	29,943	4,768,722
Replimune Group, Inc. *	43,585	552,658
Revolution Medicines, Inc. *	96,881	3,946,932
Revvity, Inc.	69,781	7,825,939
Rhythm Pharmaceuticals, Inc. *	29,963	1,645,268
Rocket Pharmaceuticals, Inc. *	48,204	455,528
Roivant Sciences Ltd. *	250,015	2,685,161
Royalty Pharma PLC, Class A	218,404	7,347,111
Sage Therapeutics, Inc. *	34,226	249,850
Sana Biotechnology, Inc. *(a)	62,060	161,977
Sangamo Therapeutics, Inc. *	129,213	131,797
Sarepta Therapeutics, Inc. *	54,320	5,798,660
Savara, Inc. *	65,203	162,355
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Scholar Rock Holding Corp. *	42,279	1,641,271
Scilex Holding Co. *(d)	38,288	6,777
Septerna, Inc. *(a)	8,621	55,778
Seres Therapeutics, Inc. *	57,614	43,746
SIGA Technologies, Inc.	21,784	119,594
Soleno Therapeutics, Inc. *	15,185	741,332
Sotera Health Co. *	86,334	1,076,585
SpringWorks Therapeutics, Inc. *	42,471	2,453,125
Spyre Therapeutics, Inc. *	27,907	549,768
Standard BioTools, Inc. *	175,438	186,841
Stoke Therapeutics, Inc. *	24,792	194,617
Summit Therapeutics, Inc. *	80,642	1,668,483
Supernus Pharmaceuticals, Inc. *	31,628	1,013,994
Syndax Pharmaceuticals, Inc. *	51,902	811,747
Tango Therapeutics, Inc. *	82,680	171,148
Tarsus Pharmaceuticals, Inc. *	19,630	873,142
TG Therapeutics, Inc. *	76,223	2,293,550
Theravance Biopharma, Inc. *	15,785	147,590
Thermo Fisher Scientific, Inc.	218,306	115,475,142
Third Harmonic Bio, Inc. *	12,349	42,604
Travere Therapeutics, Inc. *	45,530	974,342
Twist Bioscience Corp. *	33,541	1,302,062
Tyra Biosciences, Inc. *	13,115	153,577
Ultragenyx Pharmaceutical, Inc. *	55,344	2,375,364
uniQure NV *	24,664	324,332
United Therapeutics Corp. *	25,487	8,157,114
Upstream Bio, Inc. *(a)	8,534	67,675
Vaxcyte, Inc. *	66,200	4,833,924
Ventyx Biosciences, Inc. *	27,772	43,880
Vera Therapeutics, Inc. *	30,729	919,719
Veracyte, Inc. *	45,412	1,578,521
Vericel Corp. *	28,210	1,446,891
Vertex Pharmaceuticals, Inc. *	146,910	70,485,949
Verve Therapeutics, Inc. *	47,219	298,896
Viatris, Inc.	677,436	6,252,734
Viking Therapeutics, Inc. *	63,842	1,843,119
Vir Biotechnology, Inc. *	40,715	341,599
Viridian Therapeutics, Inc. *	38,991	605,530
Waters Corp. *	33,873	12,781,638
WaVe Life Sciences Ltd. *	67,443	712,873
West Pharmaceutical Services, Inc.	41,280	9,590,995
Xencor, Inc. *	40,621	623,939
Y-mAbs Therapeutics, Inc. *	17,446	97,000
Zenas Biopharma, Inc. *	8,000	56,080
Zentalis Pharmaceuticals, Inc. *	46,055	95,334
Zoetis, Inc.	257,714	43,100,089
		2,078,565,516

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	63,812	221,428
CBRE Group, Inc., Class A *	171,918	24,402,041
Compass, Inc., Class A *	237,414	2,134,352
CoStar Group, Inc. *	240,253	18,319,292
Cushman & Wakefield PLC *	131,528	1,563,868
eXp World Holdings, Inc.	48,518	490,517
Forestar Group, Inc. *	11,870	261,734
FRP Holdings, Inc. *	7,078	222,108
Howard Hughes Holdings, Inc. *	17,571	1,391,623
Jones Lang LaSalle, Inc. *	26,902	7,314,385
Kennedy-Wilson Holdings, Inc.	69,542	675,253
Marcus & Millichap, Inc.	13,834	532,332
Newmark Group, Inc., Class A	82,689	1,213,048
Opendoor Technologies, Inc. *	363,292	486,811
RE/MAX Holdings, Inc., Class A *	10,296	91,428
Redfin Corp. *	71,282	475,451
RMR Group, Inc., Class A	7,974	145,286
Seaport Entertainment Group, Inc. *	4,944	115,788
SECURITY	NUMBER OF SHARES	VALUE ($)
Seritage Growth Properties, Class A *	24,875	91,043
St. Joe Co.	20,645	990,341
Star Holdings *	7,729	71,493
Tejon Ranch Co. *	14,392	221,061
Zillow Group, Inc., Class C *	118,161	9,058,222
		70,488,905

Semiconductors & Semiconductor Equipment 9.6%
ACM Research, Inc., Class A *	26,172	678,902
Advanced Micro Devices, Inc. *	926,319	92,502,215
Aehr Test Systems *(a)	16,000	154,240
Allegro MicroSystems, Inc. *	74,423	1,659,633
Alpha & Omega Semiconductor Ltd. *	12,070	365,480
Ambarella, Inc. *	21,260	1,306,002
Amkor Technology, Inc.	65,806	1,388,507
Analog Devices, Inc.	283,168	65,145,630
Applied Materials, Inc.	470,788	74,417,459
Astera Labs, Inc. *	11,736	872,572
Axcelis Technologies, Inc. *	17,933	982,549
Broadcom, Inc.	2,666,870	531,853,884
CEVA, Inc. *	12,725	435,958
Cirrus Logic, Inc. *	30,162	3,143,182
Cohu, Inc. *	26,430	519,614
Credo Technology Group Holding Ltd. *	81,197	4,480,450
Diodes, Inc. *	27,910	1,378,196
Enphase Energy, Inc. *	76,531	4,387,522
Entegris, Inc.	86,448	8,750,267
First Solar, Inc. *	60,827	8,283,421
FormFactor, Inc. *	43,719	1,455,843
Ichor Holdings Ltd. *	20,572	602,554
Impinj, Inc. *	12,929	1,249,717
indie Semiconductor, Inc., Class A *	131,339	395,330
Intel Corp.	2,457,557	58,317,828
KLA Corp.	76,332	54,107,175
Kulicke & Soffa Industries, Inc.	32,037	1,226,056
Lam Research Corp.	733,313	56,274,440
Lattice Semiconductor Corp. *	79,213	4,938,138
MACOM Technology Solutions Holdings, Inc. *	33,206	3,840,606
Marvell Technology, Inc.	494,452	45,400,583
MaxLinear, Inc. *	42,305	618,076
Microchip Technology, Inc.	308,001	18,128,939
Micron Technology, Inc.	633,486	59,313,294
MKS Instruments, Inc.	38,260	3,513,033
Monolithic Power Systems, Inc.	27,952	17,078,951
Navitas Semiconductor Corp. *	63,224	154,267
NVIDIA Corp.	14,005,621	1,749,582,175
NXP Semiconductors NV	144,806	31,218,726
ON Semiconductor Corp. *	243,047	11,435,361
Onto Innovation, Inc. *	28,735	4,185,540
PDF Solutions, Inc. *	16,361	368,450
Penguin Solutions, Inc. *	29,186	581,677
Photronics, Inc. *	35,780	745,655
Power Integrations, Inc.	32,465	1,973,872
Qorvo, Inc. *	53,718	3,904,761
QUALCOMM, Inc.	634,180	99,674,071
Rambus, Inc. *	61,786	3,453,220
Rigetti Computing, Inc. *(a)	90,512	765,732
Semtech Corp. *	47,910	1,829,683
Silicon Laboratories, Inc. *	18,518	2,598,075
SiTime Corp. *	10,722	1,663,518
SkyWater Technology, Inc. *	16,425	153,245
Skyworks Solutions, Inc.	91,888	6,125,254
SolarEdge Technologies, Inc. *	43,494	717,216
Synaptics, Inc. *	23,381	1,546,419
Teradyne, Inc.	93,499	10,271,800
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Instruments, Inc.	520,966	102,104,126
Ultra Clean Holdings, Inc. *	24,390	599,994
Universal Display Corp.	25,088	3,854,019
Veeco Instruments, Inc. *	32,818	729,872
Wolfspeed, Inc. *	94,090	543,840
		3,169,946,814

Software & Services 11.1%
8x8, Inc. *	97,222	243,055
A10 Networks, Inc.	43,310	900,415
Accenture PLC, Class A	356,834	124,356,649
ACI Worldwide, Inc. *	61,021	3,499,554
Adeia, Inc.	59,418	934,051
Adobe, Inc. *	251,106	110,125,047
Agilysys, Inc. *	12,625	1,022,499
Akamai Technologies, Inc. *	86,628	6,989,147
Alarm.com Holdings, Inc. *	28,718	1,668,229
Alkami Technology, Inc. *	37,498	1,156,438
Altair Engineering, Inc., Class A *	34,070	3,802,212
Amplitude, Inc., Class A *	50,436	634,989
ANSYS, Inc. *	49,865	16,617,511
Appfolio, Inc., Class A *	12,959	2,779,705
Appian Corp., Class A *	23,706	769,734
Applied Digital Corp. *	97,963	783,704
AppLovin Corp., Class A *	123,020	40,072,535
Asana, Inc., Class A *	48,845	940,266
ASGN, Inc. *	25,480	1,716,842
Aspen Technology, Inc. *	15,125	4,011,906
Atlassian Corp., Class A *	91,959	26,140,265
Aurora Innovation, Inc. *	573,958	4,172,675
Autodesk, Inc. *	122,653	33,632,679
AvePoint, Inc. *	62,401	932,271
Bentley Systems, Inc., Class B	88,707	3,894,237
BigCommerce Holdings, Inc. *	40,698	288,142
Bill Holdings, Inc. *	54,020	2,981,904
Blackbaud, Inc. *	21,674	1,432,651
BlackLine, Inc. *	28,990	1,400,217
Blend Labs, Inc., Class A *	108,824	340,619
Box, Inc., Class A *	81,235	2,656,384
Braze, Inc., Class A *	36,642	1,355,021
C3.ai, Inc., Class A *	67,472	1,582,218
Cadence Design Systems, Inc. *	156,346	39,164,673
CCC Intelligent Solutions Holdings, Inc. *	263,562	2,685,697
Cipher Mining, Inc. *	125,449	511,832
Cleanspark, Inc. *	157,435	1,257,906
Clear Secure, Inc., Class A	56,369	1,336,509
Clearwater Analytics Holdings, Inc., Class A *	112,336	3,493,650
Cloudflare, Inc., Class A *	174,246	25,317,944
Cognizant Technology Solutions Corp., Class A	284,145	23,677,803
Commvault Systems, Inc. *	25,194	4,297,089
Confluent, Inc., Class A *	147,306	4,675,492
Consensus Cloud Solutions, Inc. *	9,745	255,027
Core Scientific, Inc. *	159,294	1,777,721
Couchbase, Inc. *	30,102	531,300
Crowdstrike Holdings, Inc., Class A *	132,987	51,819,714
CS Disco, Inc. *	18,160	87,531
Daily Journal Corp. *	480	188,770
Datadog, Inc., Class A *	178,541	20,808,954
Digimarc Corp. *	7,514	122,854
Digital Turbine, Inc. *	133,056	456,382
DigitalOcean Holdings, Inc. *	36,903	1,581,294
DocuSign, Inc. *	116,014	9,648,884
Dolby Laboratories, Inc., Class A	34,165	2,788,206
Domo, Inc., Class B *	20,483	155,671
SECURITY	NUMBER OF SHARES	VALUE ($)
DoubleVerify Holdings, Inc. *	78,403	1,089,802
Dropbox, Inc., Class A *	126,500	3,286,470
DXC Technology Co. *	105,280	1,933,994
Dynatrace, Inc. *	169,898	9,726,660
Elastic NV *	48,577	5,652,420
Enfusion, Inc., Class A *	23,641	271,399
EPAM Systems, Inc. *	32,536	6,706,971
EverCommerce, Inc. *	15,845	157,182
Expensify, Inc., Class A *	52,162	202,128
Fair Isaac Corp. *	13,955	26,324,014
Fastly, Inc., Class A *	73,464	500,290
Five9, Inc. *	43,954	1,591,135
Fortinet, Inc. *	363,863	39,300,843
Freshworks, Inc., Class A *	109,294	1,864,556
Gartner, Inc. *	44,125	21,988,370
Gen Digital, Inc.	310,054	8,473,776
Gitlab, Inc., Class A *	68,754	4,139,678
GoDaddy, Inc., Class A *	80,358	14,424,261
Grid Dynamics Holdings, Inc. *	35,247	663,349
Guidewire Software, Inc. *	47,530	9,568,740
Hackett Group, Inc.	13,157	399,710
HubSpot, Inc. *	29,512	21,366,393
Hut 8 Corp. *	46,819	690,580
Informatica, Inc., Class A *	47,026	901,018
Intapp, Inc. *	30,151	1,988,760
InterDigital, Inc.	14,700	3,140,508
International Business Machines Corp.	527,779	133,232,531
Intuit, Inc.	159,865	98,131,532
Jamf Holding Corp. *	43,247	591,619
Kaltura, Inc. *	39,284	83,282
Klaviyo, Inc., Class A *	45,794	1,800,620
Kyndryl Holdings, Inc. *	134,546	5,123,512
LiveRamp Holdings, Inc. *	36,292	1,084,405
Manhattan Associates, Inc. *	34,968	6,185,140
MARA Holdings, Inc. *	182,886	2,545,773
Meridianlink, Inc. *	17,375	317,267
Microsoft Corp.	4,244,999	1,685,222,153
MicroStrategy, Inc., Class A *	109,292	27,916,456
MongoDB, Inc. *	42,191	11,283,139
N-able, Inc. *	39,634	397,529
nCino, Inc. *	53,228	1,666,569
NCR Voyix Corp. *	81,414	918,350
NextNav, Inc. *	38,921	408,281
Nutanix, Inc., Class A *	141,838	10,905,924
Okta, Inc. *	92,476	8,368,153
Olo, Inc., Class A *	62,900	433,381
ON24, Inc. *	23,545	131,381
OneSpan, Inc.	20,734	332,573
Onestream, Inc. *	24,379	568,031
Oracle Corp.	917,249	152,318,369
PagerDuty, Inc. *	53,677	951,156
Palantir Technologies, Inc., Class A *	1,170,211	99,374,318
Palo Alto Networks, Inc. *	373,675	71,158,930
Pegasystems, Inc.	25,929	2,035,686
Procore Technologies, Inc. *	61,260	4,684,552
Progress Software Corp.	24,030	1,312,999
PROS Holdings, Inc. *	30,290	732,412
PTC, Inc. *	68,252	11,168,075
Q2 Holdings, Inc. *	35,082	3,065,114
Qualys, Inc. *	20,543	2,700,583
QXO, Inc.	139,940	1,782,836
Rackspace Technology, Inc. *	37,337	88,489
Rapid7, Inc. *	34,521	1,004,216
RingCentral, Inc., Class A *	48,388	1,376,639
Riot Platforms, Inc. *	168,890	1,567,299
Roper Technologies, Inc.	61,145	35,739,252
Rubrik, Inc., Class A *	39,458	2,569,505
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Salesforce, Inc.	545,556	162,493,855
Samsara, Inc., Class A *	120,694	5,754,690
SEMrush Holdings, Inc., Class A *	17,224	189,464
SentinelOne, Inc., Class A *	167,557	3,456,701
ServiceNow, Inc. *	117,571	109,312,813
Snowflake, Inc., Class A *	191,288	33,877,105
SolarWinds Corp.	26,906	492,649
SoundHound AI, Inc., Class A *(a)	192,210	2,079,712
Sprinklr, Inc., Class A *	69,852	591,646
Sprout Social, Inc., Class A *	32,582	864,075
SPS Commerce, Inc. *	21,232	2,828,102
Synopsys, Inc. *	87,563	40,040,809
Telos Corp. *	25,850	77,291
Tenable Holdings, Inc. *	67,105	2,559,385
Teradata Corp. *	54,353	1,295,776
Terawulf, Inc. *	176,349	738,902
Tucows, Inc., Class A *	7,627	151,548
Twilio, Inc., Class A *	87,404	10,482,362
Tyler Technologies, Inc. *	24,337	14,807,361
UiPath, Inc., Class A *	241,731	2,973,291
Unisys Corp. *	36,127	155,707
Unity Software, Inc. *	173,652	4,452,437
Varonis Systems, Inc. *	63,124	2,712,438
Verint Systems, Inc. *	35,849	809,112
VeriSign, Inc. *	46,959	11,170,607
Vertex, Inc., Class A *	30,144	973,350
Weave Communications, Inc. *	27,899	351,527
Workday, Inc., Class A *	121,332	31,951,569
Workiva, Inc. *	30,091	2,633,564
Xperi, Inc. *	25,564	216,271
Yext, Inc. *	58,871	400,323
Zeta Global Holdings Corp., Class A *	122,887	2,114,885
Zoom Communications, Inc., Class A *	150,807	11,114,476
Zscaler, Inc. *	54,112	10,618,398
		3,652,847,913

Technology Hardware & Equipment 8.3%
ADTRAN Holdings, Inc. *	39,593	418,498
Advanced Energy Industries, Inc.	20,989	2,417,303
Aeva Technologies, Inc. *	16,296	58,340
Amphenol Corp., Class A	687,696	45,800,554
Apple, Inc.	8,630,430	2,087,183,191
Arista Networks, Inc. *	590,065	54,905,548
Arlo Technologies, Inc. *	53,300	766,454
Arrow Electronics, Inc. *	30,127	3,255,825
Avnet, Inc.	51,242	2,589,771
Badger Meter, Inc.	16,933	3,561,518
Bel Fuse, Inc., Class B	7,025	589,468
Belden, Inc.	23,768	2,615,193
Benchmark Electronics, Inc.	20,116	803,835
Calix, Inc. *	33,431	1,237,616
CDW Corp.	76,177	13,574,741
Ciena Corp. *	82,683	6,579,086
Cisco Systems, Inc.	2,275,293	145,869,034
Clearfield, Inc. *	4,000	129,640
Cognex Corp.	98,524	3,231,587
Coherent Corp. *	87,555	6,583,261
CommScope Holding Co., Inc. *	133,699	848,989
Corning, Inc.	440,235	22,077,785
Corsair Gaming, Inc. *	25,300	297,022
Crane NXT Co.	27,859	1,555,089
CTS Corp.	17,456	779,585
Daktronics, Inc. *	22,690	346,249
Dell Technologies, Inc., Class C	174,795	17,961,934
Diebold Nixdorf, Inc. *	21,264	940,507
Digi International, Inc. *	20,614	629,552
ePlus, Inc. *	14,708	946,901
SECURITY	NUMBER OF SHARES	VALUE ($)
Evolv Technologies Holdings, Inc. *	63,386	224,386
Extreme Networks, Inc. *	72,883	1,126,042
F5, Inc. *	33,487	9,792,603
Fabrinet *	21,085	4,218,054
FARO Technologies, Inc. *	10,404	332,512
Flex Ltd. *	222,040	8,413,096
Harmonic, Inc. *	63,948	659,304
Hewlett Packard Enterprise Co.	741,883	14,696,702
HP, Inc.	549,161	16,952,600
Insight Enterprises, Inc. *	15,635	2,405,914
IonQ, Inc. *	114,411	2,811,078
IPG Photonics Corp. *	16,017	932,029
Itron, Inc. *	25,419	2,767,875
Jabil, Inc.	64,867	10,049,196
Juniper Networks, Inc.	188,556	6,825,727
Keysight Technologies, Inc. *	99,165	15,819,793
Kimball Electronics, Inc. *	14,244	256,677
Knowles Corp. *	53,692	890,750
Lightwave Logic, Inc. *(a)	94,261	114,056
Littelfuse, Inc.	14,205	3,297,123
Lumentum Holdings, Inc. *	40,692	2,861,868
Methode Electronics, Inc.	20,287	221,128
MicroVision, Inc. *(a)	98,281	142,507
Mirion Technologies, Inc. *	103,810	1,612,169
Motorola Solutions, Inc.	95,687	42,123,331
Napco Security Technologies, Inc.	21,098	518,167
NetApp, Inc.	117,110	11,688,749
NETGEAR, Inc. *	16,629	437,343
NetScout Systems, Inc. *	43,230	972,243
nLight, Inc. *	24,741	226,875
Nokia OYJ, ADR	86,086	413,213
Novanta, Inc. *	20,390	2,949,210
OSI Systems, Inc. *	8,639	1,781,448
Ouster, Inc. *	27,594	227,651
PAR Technology Corp. *	20,417	1,402,852
PC Connection, Inc.	6,985	445,643
Plexus Corp. *	15,143	2,012,808
Pure Storage, Inc., Class A *	177,367	9,306,447
Ribbon Communications, Inc. *	51,311	242,188
Rogers Corp. *	9,462	756,392
Sandisk Corp. *	65,546	3,070,830
Sanmina Corp. *	30,510	2,499,379
ScanSource, Inc. *	13,215	483,801
Seagate Technology Holdings PLC	121,823	12,414,982
Super Micro Computer, Inc. *	286,904	11,895,040
TD SYNNEX Corp.	42,875	5,894,884
TE Connectivity PLC	170,436	26,252,257
Teledyne Technologies, Inc. *	26,734	13,768,545
Trimble, Inc. *	139,020	10,006,660
TTM Technologies, Inc. *	59,937	1,445,081
Ubiquiti, Inc.	2,402	820,739
Viasat, Inc. *	36,322	317,454
Viavi Solutions, Inc. *	127,473	1,425,148
Vishay Intertechnology, Inc.	62,993	1,079,700
Vontier Corp.	84,835	3,168,587
Western Digital Corp. *	196,638	9,621,497
Xerox Holdings Corp.	43,765	290,162
Zebra Technologies Corp., Class A *	29,448	9,277,592
		2,725,214,163

Telecommunication Services 1.0%
Anterix, Inc. *	11,166	435,474
AST SpaceMobile, Inc., Class A *	91,208	2,472,649
AT&T, Inc.	4,098,206	112,331,827
Bandwidth, Inc., Class A *	12,880	205,694
Cogent Communications Holdings, Inc.	23,858	1,743,304
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Communications Parent, Inc. *	125,363	4,511,814
GCI Liberty, Inc. *(d)	47,809	0
Globalstar, Inc. *	28,317	611,364
Gogo, Inc. *	38,387	281,377
IDT Corp., Class B	11,647	565,578
Iridium Communications, Inc.	65,788	2,076,269
Liberty Global Ltd., Class C *	181,306	2,195,616
Liberty Latin America Ltd., Class C *	91,028	610,798
Lumen Technologies, Inc. *	584,052	2,756,725
Shenandoah Telecommunications Co.	29,266	316,365
Telephone & Data Systems, Inc.	57,672	2,081,959
T-Mobile U.S., Inc.	277,843	74,931,479
U.S. Cellular Corp. *	7,821	512,901
Verizon Communications, Inc.	2,404,475	103,632,873
		312,274,066

Transportation 1.5%
Air Transport Services Group, Inc. *	31,773	709,491
Alaska Air Group, Inc. *	71,598	5,175,103
Allegiant Travel Co.	8,571	629,969
American Airlines Group, Inc. *	374,592	5,375,395
ArcBest Corp.	13,273	1,045,514
Avis Budget Group, Inc. *	9,564	755,652
CH Robinson Worldwide, Inc.	67,931	6,903,148
Covenant Logistics Group, Inc., Class A	8,844	222,604
CSX Corp.	1,098,648	35,167,723
Delta Air Lines, Inc.	365,917	21,998,930
Expeditors International of Washington, Inc.	80,660	9,466,258
FedEx Corp.	128,540	33,793,166
Forward Air Corp. *	10,903	244,990
Frontier Group Holdings, Inc. *	46,647	335,858
FTAI Infrastructure, Inc.	60,523	353,454
Genco Shipping & Trading Ltd.	24,986	356,800
GXO Logistics, Inc. *	68,326	2,693,411
Heartland Express, Inc.	26,603	274,543
Hertz Global Holdings, Inc. *	69,847	291,262
Hub Group, Inc., Class A	36,372	1,494,889
JB Hunt Transport Services, Inc.	45,504	7,334,790
JetBlue Airways Corp. *	184,656	1,203,957
Joby Aviation, Inc. *	271,594	1,901,158
Kirby Corp. *	32,693	3,407,264
Knight-Swift Transportation Holdings, Inc.	92,869	4,684,312
Landstar System, Inc.	20,228	3,212,206
Lyft, Inc., Class A *	211,944	2,827,333
Marten Transport Ltd.	33,229	489,131
Matson, Inc.	19,027	2,741,220
Norfolk Southern Corp.	128,979	31,696,589
Old Dominion Freight Line, Inc.	107,125	18,907,563
Proficient Auto Logistics, Inc. *	11,746	122,863
RXO, Inc. *	77,946	1,595,555
Ryder System, Inc.	24,063	3,957,642
Saia, Inc. *	15,394	6,302,919
Schneider National, Inc., Class B	26,799	706,958
SkyWest, Inc. *	22,397	2,215,287
Southwest Airlines Co.	342,546	10,639,479
Sun Country Airlines Holdings, Inc. *	22,751	366,519
Uber Technologies, Inc. *	1,202,820	91,426,348
U-Haul Holding Co., Non Voting Shares	62,485	3,845,952
Union Pacific Corp.	345,890	85,327,604
United Airlines Holdings, Inc. *	187,532	17,592,377
United Parcel Service, Inc., Class B	418,079	49,763,943
SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Logistics Holdings, Inc.	3,740	101,728
Werner Enterprises, Inc.	36,335	1,183,068
Wheels Up Experience, Inc. *(a)	72,926	88,240
XPO, Inc. *	66,420	8,167,003
		489,097,168

Utilities 2.3%
AES Corp.	415,916	4,820,466
ALLETE, Inc.	32,225	2,116,860
Alliant Energy Corp.	146,302	9,440,868
Altus Power, Inc. *	41,717	205,665
Ameren Corp.	152,674	15,505,571
American Electric Power Co., Inc.	304,755	32,319,268
American States Water Co.	20,755	1,588,588
American Water Works Co., Inc.	111,858	15,209,332
Atmos Energy Corp.	88,531	13,468,221
Avista Corp.	43,262	1,729,182
Black Hills Corp.	40,194	2,459,069
California Water Service Group	34,769	1,580,251
CenterPoint Energy, Inc.	371,388	12,768,319
Chesapeake Utilities Corp.	13,497	1,713,174
Clearway Energy, Inc., Class C	65,659	1,839,765
CMS Energy Corp.	169,872	12,409,150
Consolidated Edison, Inc.	198,564	20,158,217
Constellation Energy Corp.	178,691	44,770,137
Dominion Energy, Inc.	479,524	27,150,649
DTE Energy Co.	117,855	15,757,214
Duke Energy Corp.	441,127	51,828,011
Edison International	221,342	12,049,859
Entergy Corp.	245,977	21,476,252
Essential Utilities, Inc.	145,050	5,508,999
Evergy, Inc.	130,709	9,007,157
Eversource Energy	209,286	13,187,111
Exelon Corp.	573,718	25,358,336
FirstEnergy Corp.	293,265	11,369,884
Hawaiian Electric Industries, Inc. *	110,125	1,205,869
IDACORP, Inc.	30,398	3,584,228
MDU Resources Group, Inc.	114,943	1,982,767
MGE Energy, Inc.	20,338	1,866,622
Middlesex Water Co.	9,815	492,026
National Fuel Gas Co.	51,826	3,897,315
New Jersey Resources Corp.	57,694	2,791,236
NextEra Energy, Inc.	1,174,498	82,414,525
NiSource, Inc.	272,258	11,110,849
Northwest Natural Holding Co.	24,358	995,755
Northwestern Energy Group, Inc.	33,865	1,894,070
NRG Energy, Inc.	115,285	12,186,777
OGE Energy Corp.	113,393	5,247,828
Oklo, Inc. *	41,493	1,385,451
ONE Gas, Inc.	32,255	2,423,963
Ormat Technologies, Inc.	32,766	2,288,377
Otter Tail Corp.	22,999	1,833,710
PG&E Corp.	1,248,048	20,393,104
Pinnacle West Capital Corp.	64,838	6,000,109
Portland General Electric Co.	60,092	2,693,924
PPL Corp.	421,485	14,840,487
Public Service Enterprise Group, Inc.	284,247	23,066,644
Sempra	361,813	25,894,956
SJW Group	17,281	910,190
Southern Co.	625,460	56,160,053
Southwest Gas Holdings, Inc.	33,919	2,545,621
Spire, Inc.	32,664	2,510,555
Sunnova Energy International, Inc. *	64,110	106,423
Talen Energy Corp. *	28,943	6,018,697
TXNM Energy, Inc.	49,981	2,611,507
UGI Corp.	122,319	4,178,417
Unitil Corp.	8,367	469,389
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vistra Corp.	193,835	25,907,986
WEC Energy Group, Inc.	180,178	19,223,191
Xcel Energy, Inc.	327,552	23,616,499
York Water Co.	7,252	232,427
		761,777,122
Total Common Stocks (Cost $16,741,384,426)		32,852,368,174

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (e)	20,747,685	20,747,685
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (e)(f)	21,714,377	21,714,377
		42,462,062
Total Short-Term Investments (Cost $42,462,062)		42,462,062
Total Investments in Securities (Cost $16,783,846,488)		32,894,830,236

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	169	50,389,463	(648,218)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,570,275.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2024, and/or Value and Balance of Shares Held at February 28, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/25	BALANCE OF SHARES HELD AT 2/28/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Tupperware Brands Corp.	$27,290	$42	($1,253 )	($49,977 )	$23,898	$—	—	$—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	—	496,455	(658,671)	(1,007,129)	1,043,840	360,735	7,965	3,082

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	439,287	7,700	(1,461)	829	(82,757)	—	—	2,558

Financial Services 0.2%
Charles Schwab Corp.	54,379,072	11,778,449	(1,008,501)	90,215	11,659,356	76,898,591	966,913	469,467

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	329,741	6,374	(95,486)	65,017	(86,669)	—	—	—
Total	$55,175,390	$12,289,020	($1,765,372 )	($901,045 )	$12,557,668	$77,259,326		$475,107
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$28,981,918,379	$—	$—	$28,981,918,379
Health Care Equipment & Services	1,479,610,213	—	0 *	1,479,610,213
Pharmaceuticals, Biotechnology & Life Sciences	2,078,558,739	—	6,777	2,078,565,516
Telecommunication Services	312,274,066	—	0 *	312,274,066
Short-Term Investments[1]	42,462,062	—	—	42,462,062
Liabilities
Futures Contracts[2]	(648,218)	—	—	(648,218)
Total	$32,894,175,241	$—	$6,777	$32,894,182,018

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $50,298,265)		$77,259,326
Investments in securities, at value - unaffiliated issuers (cost $16,733,548,223) including securities on loan of $21,570,275		32,817,570,910
Cash		4,044,693
Deposit with broker for futures contracts		3,292,800
Receivables:
Dividends		32,077,776
Investments sold		1,787,677
Variation margin on future contracts		735,151
Income from securities on loan		141,150
Foreign tax reclaims	+	10,732
Total assets		32,936,920,215

Liabilities
Collateral held for securities on loan		21,714,377
Payables:
Investments bought		2,416,994
Management fees	+	771,542
Total liabilities		24,902,913
Net assets		$32,912,017,302

Net Assets by Source
Capital received from investors		$17,460,574,908
Total distributable earnings	+	15,451,442,394
Net assets		$32,912,017,302

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$32,912,017,302		1,434,850,000		$22.94

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $62,794)		$210,170,782
Dividends received from securities - affiliated issuers		475,107
Other Interest		71,243
Securities on loan, net	+	778,776
Total investment income		211,495,908

Expenses
Management fees		4,825,378
Total expenses	–	4,825,378
Net investment income		206,670,530

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,095,171)
Net realized losses on sales of securities - unaffiliated issuers		(118,227,992)
Net realized gains on sales of in-kind redemptions - affiliated issuers		194,126
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		99,776,782
Net realized gains on futures contracts	+	2,468,622
Net realized losses		(16,883,633)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		12,557,668
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,643,792,360
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,591,418)
Net change in unrealized appreciation (depreciation)	+	1,654,758,610
Net realized and unrealized gains		1,637,874,977
Increase in net assets resulting from operations		$1,844,545,507
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$206,670,530	$366,586,374
Net realized losses		(16,883,633)	(69,335,355)
Net change in unrealized appreciation (depreciation)	+	1,654,758,610	5,952,856,970
Increase in net assets resulting from operations		$1,844,545,507	$6,250,107,989

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($215,288,500 )	($365,831,010 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		34,500,000	$782,865,441	74,400,000	$1,443,925,895
Shares redeemed	+	(6,950,000)	(161,171,829)	(6,750,000)	(122,444,553)
Net transactions in fund shares		27,550,000	$621,693,612	67,650,000	$1,321,481,342

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,407,300,000	$30,661,066,683	1,339,650,000	$23,455,308,362
Total increase	+	27,550,000	2,250,950,619	67,650,000	7,205,758,321
End of period		1,434,850,000	$32,912,017,302	1,407,300,000	$30,661,066,683

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*,1	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]
Per-Share Data
Net asset value at beginning of period	$27.15	$21.74	$19.15	$22.41	$17.25	$14.40
Income (loss) from investment operations:
Net investment income (loss)[2]	0.20	0.33	0.32	0.29	0.28	0.31
Net realized and unrealized gains (losses)	1.57	5.41	2.58	(3.26)	5.17	2.83
Total from investment operations	1.77	5.74	2.90	(2.97)	5.45	3.14
Less distributions:
Distributions from net investment income	(0.26)	(0.33)	(0.31)	(0.29)	(0.29)	(0.29)
Net asset value at end of period	$28.66	$27.15	$21.74	$19.15	$22.41	$17.25
Total return	6.23%[3]	26.68%	15.31%	(13.36%)	31.95%	22.25%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[4]	0.05%	0.05%	0.05%[5]	0.05%	0.05%
Net investment income (loss)	1.25%[4]	1.37%	1.61%	1.36%	1.43%	2.03%
Portfolio turnover rate[6]	3%[3]	3%	4%	4%	5%	5%
Net assets, end of period (x 1,000,000)	$4,037	$3,736	$2,939	$2,235	$2,090	$1,145

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.8%
Aptiv PLC *	17,104	1,113,812
Autoliv, Inc.	5,362	521,991
BorgWarner, Inc.	15,914	473,760
Ford Motor Co.	283,695	2,709,287
General Motors Co.	80,075	3,934,085
Gentex Corp.	16,742	407,165
Harley-Davidson, Inc.	8,605	221,665
Lear Corp.	3,892	365,809
Lucid Group, Inc. *	88,955	197,480
Modine Manufacturing Co. *	3,806	321,835
Rivian Automotive, Inc., Class A *	53,351	631,676
Tesla, Inc. *	203,564	59,640,181
Thor Industries, Inc.	3,843	381,956
		70,920,702

Banks 3.7%
Bank of America Corp.	486,671	22,435,533
BOK Financial Corp.	1,638	178,477
Cadence Bank	13,144	435,855
Citigroup, Inc.	137,980	11,031,501
Citizens Financial Group, Inc.	32,111	1,469,720
Columbia Banking System, Inc.	15,102	403,676
Comerica, Inc.	9,507	611,585
Commerce Bancshares, Inc.	8,994	585,060
Cullen/Frost Bankers, Inc.	4,654	637,738
East West Bancorp, Inc.	10,081	951,949
Fifth Third Bancorp	48,801	2,121,380
First Citizens BancShares, Inc., Class A	849	1,738,803
First Financial Bankshares, Inc.	9,255	348,543
First Horizon Corp.	38,889	837,669
FNB Corp.	25,995	385,766
Glacier Bancorp, Inc.	8,165	398,779
Home BancShares, Inc.	13,798	413,250
Huntington Bancshares, Inc.	105,556	1,738,507
JPMorgan Chase & Co.	205,221	54,311,738
KeyCorp	72,226	1,250,954
M&T Bank Corp.	12,132	2,325,947
Old National Bancorp	22,996	546,155
Pinnacle Financial Partners, Inc.	5,648	645,341
PNC Financial Services Group, Inc.	28,970	5,559,922
Popular, Inc.	5,183	520,529
Prosperity Bancshares, Inc.	6,937	532,484
Regions Financial Corp.	66,137	1,568,108
SouthState Corp.	7,148	720,518
Synovus Financial Corp.	10,241	531,303
Truist Financial Corp.	96,686	4,481,396
U.S. Bancorp	113,740	5,334,406
UMB Financial Corp.	4,970	548,340
United Bankshares, Inc.	9,678	349,763
Webster Financial Corp.	12,503	704,169
Wells Fargo & Co.	242,636	19,003,252
Western Alliance Bancorp	8,045	699,271
Wintrust Financial Corp.	4,908	610,899
Zions Bancorp NA	10,796	583,416
		147,551,702

Capital Goods 6.2%
3M Co.	39,652	6,150,818
A.O. Smith Corp.	8,681	577,113
AAON, Inc.	4,961	381,005
Acuity Brands, Inc.	2,238	664,977
SECURITY	NUMBER OF SHARES	VALUE ($)
Advanced Drainage Systems, Inc.	5,121	570,428
AECOM	9,717	972,186
AeroVironment, Inc. *	2,001	299,390
AGCO Corp.	4,500	436,365
Air Lease Corp.	7,469	357,915
Allegion PLC	6,303	811,259
Allison Transmission Holdings, Inc.	6,340	645,095
AMETEK, Inc.	16,913	3,201,631
API Group Corp. *	17,592	690,838
Applied Industrial Technologies, Inc.	2,837	710,895
Armstrong World Industries, Inc.	3,146	483,414
Axon Enterprise, Inc. *	5,305	2,803,427
AZEK Co., Inc. *	10,607	496,938
Beacon Roofing Supply, Inc. *	4,455	514,196
Boeing Co. *	54,538	9,523,971
Boise Cascade Co.	2,838	294,187
Builders FirstSource, Inc. *	8,354	1,161,123
BWX Technologies, Inc.	6,633	689,633
Carlisle Cos., Inc.	3,288	1,120,419
Carrier Global Corp.	60,930	3,948,264
Caterpillar, Inc.	35,193	12,104,632
CNH Industrial NV	63,439	817,094
Comfort Systems USA, Inc.	2,572	934,485
Core & Main, Inc., Class A *	14,003	714,293
Crane Co.	3,518	573,399
CSW Industrials, Inc.	1,221	373,736
Cummins, Inc.	10,025	3,691,005
Curtiss-Wright Corp.	2,770	890,998
Deere & Co.	18,567	8,926,828
Donaldson Co., Inc.	8,855	611,792
Dover Corp.	9,978	1,983,327
Dycom Industries, Inc. *	2,070	339,190
Eaton Corp. PLC	28,831	8,456,709
EMCOR Group, Inc.	3,347	1,368,622
Emerson Electric Co.	41,565	5,054,720
Esab Corp.	4,084	511,725
Everus Construction Group, Inc. *	3,648	151,757
Fastenal Co.	41,880	3,171,572
Federal Signal Corp.	4,418	359,095
Ferguson Enterprises, Inc.	14,659	2,601,973
Flowserve Corp.	9,390	516,826
Fluor Corp. *	12,428	472,637
Fortive Corp.	25,250	2,008,385
Fortune Brands Innovations, Inc.	9,006	582,868
FTAI Aviation Ltd.	7,551	971,889
GATX Corp.	2,619	437,504
GE Vernova, Inc.	20,117	6,742,816
Generac Holdings, Inc. *	4,344	591,436
General Dynamics Corp.	18,858	4,763,531
General Electric Co.	78,883	16,327,203
Graco, Inc.	12,242	1,065,911
HEICO Corp.	7,315	1,936,134
Hexcel Corp.	5,811	368,243
Honeywell International, Inc.	47,378	10,086,302
Howmet Aerospace, Inc.	29,566	4,038,716
Hubbell, Inc.	3,916	1,455,146
Huntington Ingalls Industries, Inc.	2,859	501,983
IDEX Corp.	5,565	1,081,446
Illinois Tool Works, Inc.	19,634	5,182,983
Ingersoll Rand, Inc.	29,317	2,485,495
ITT, Inc.	6,004	848,005
Johnson Controls International PLC	48,703	4,171,899
L3Harris Technologies, Inc.	13,882	2,861,219
Lennox International, Inc.	2,358	1,417,276
Leonardo DRS, Inc. *	5,696	173,443
Lincoln Electric Holdings, Inc.	4,100	847,429
Loar Holdings, Inc. *	1,296	94,180
Lockheed Martin Corp.	15,395	6,933,446
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Masco Corp.	15,838	1,190,701
MasTec, Inc. *	4,491	586,480
Middleby Corp. *	3,878	641,460
Moog, Inc., Class A	2,132	363,485
Mueller Industries, Inc.	8,330	667,899
NEXTracker, Inc., Class A *	10,396	457,632
Nordson Corp.	3,927	825,809
Northrop Grumman Corp.	9,982	4,609,089
nVent Electric PLC	12,151	733,191
Oshkosh Corp.	4,724	483,265
Otis Worldwide Corp.	29,184	2,911,980
Owens Corning	6,250	962,750
PACCAR, Inc.	38,192	4,095,710
Parker-Hannifin Corp.	9,388	6,275,972
Pentair PLC	12,011	1,131,436
Quanta Services, Inc.	10,766	2,795,177
RBC Bearings, Inc. *	2,276	817,539
Regal Rexnord Corp.	4,821	623,837
Rockwell Automation, Inc.	8,224	2,361,522
RTX Corp.	97,057	12,907,610
Sensata Technologies Holding PLC	11,119	320,783
Simpson Manufacturing Co., Inc.	3,098	509,311
SiteOne Landscape Supply, Inc. *	3,306	417,581
Snap-on, Inc.	3,810	1,299,858
SPX Technologies, Inc. *	3,351	488,073
Stanley Black & Decker, Inc.	11,170	966,540
Textron, Inc.	13,608	1,016,926
Timken Co.	4,513	365,553
Toro Co.	7,597	609,355
Trane Technologies PLC	16,422	5,808,461
TransDigm Group, Inc.	4,110	5,619,192
Trex Co., Inc. *	7,696	474,766
UFP Industries, Inc.	4,467	477,969
United Rentals, Inc.	4,803	3,085,063
Valmont Industries, Inc.	1,450	505,137
Vertiv Holdings Co., Class A	27,404	2,608,039
Watsco, Inc.	2,571	1,296,632
Watts Water Technologies, Inc., Class A	2,053	440,533
WESCO International, Inc.	3,299	595,371
Westinghouse Air Brake Technologies Corp.	12,519	2,320,522
WillScot Holdings Corp. *	13,466	443,705
Woodward, Inc.	4,324	817,214
WW Grainger, Inc.	3,232	3,300,551
Xylem, Inc.	17,696	2,316,229
Zurn Elkay Water Solutions Corp.	10,326	365,850
		252,018,548

Commercial & Professional Services 1.4%
Amentum Holdings, Inc. *	9,094	178,606
Automatic Data Processing, Inc.	29,683	9,355,488
Booz Allen Hamilton Holding Corp., Class A	9,373	994,100
Broadridge Financial Solutions, Inc.	8,490	2,047,958
CACI International, Inc., Class A *	1,622	543,127
Casella Waste Systems, Inc., Class A *	4,645	520,333
Cintas Corp.	25,028	5,193,310
Clarivate PLC *	30,512	130,897
Clean Harbors, Inc. *	3,732	796,969
Concentrix Corp.	3,390	153,092
Copart, Inc. *	63,734	3,492,623
Dayforce, Inc. *	11,371	704,888
Dun & Bradstreet Holdings, Inc.	22,299	202,252
Equifax, Inc.	9,012	2,209,742
ExlService Holdings, Inc. *	11,761	569,821
Exponent, Inc.	3,642	308,332
FTI Consulting, Inc. *	2,600	430,560
SECURITY	NUMBER OF SHARES	VALUE ($)
Genpact Ltd.	11,985	637,842
Jacobs Solutions, Inc.	9,094	1,165,032
KBR, Inc.	9,572	469,315
Leidos Holdings, Inc.	9,798	1,273,446
Maximus, Inc.	4,266	278,143
MSA Safety, Inc.	2,852	466,872
Parsons Corp. *	3,397	197,773
Paychex, Inc.	23,327	3,538,006
Paycom Software, Inc.	3,569	783,289
Paylocity Holding Corp. *	3,213	656,384
RB Global, Inc.	13,370	1,368,821
Republic Services, Inc.	14,861	3,522,354
Robert Half, Inc.	7,381	436,143
Rollins, Inc.	20,411	1,069,332
Science Applications International Corp.	3,602	355,842
SS&C Technologies Holdings, Inc.	15,715	1,399,421
Tetra Tech, Inc.	19,463	568,125
TransUnion	14,169	1,309,641
Veralto Corp.	17,972	1,792,887
Verisk Analytics, Inc.	10,262	3,046,890
Waste Management, Inc.	26,585	6,188,456
		58,356,112

Consumer Discretionary Distribution & Retail 5.7%
Abercrombie & Fitch Co., Class A *	3,700	381,063
Amazon.com, Inc. *	682,118	144,800,009
AutoNation, Inc. *	1,877	342,309
AutoZone, Inc. *	1,241	4,334,825
Bath & Body Works, Inc.	16,124	584,173
Best Buy Co., Inc.	14,276	1,283,555
Burlington Stores, Inc. *	4,618	1,151,406
CarMax, Inc. *	11,375	943,784
Carvana Co. *	8,604	2,005,592
Dick's Sporting Goods, Inc.	4,261	959,151
eBay, Inc.	34,867	2,257,290
Etsy, Inc. *	8,310	425,389
Floor & Decor Holdings, Inc., Class A *	7,904	763,764
GameStop Corp., Class A *	29,571	740,458
Gap, Inc.	16,055	363,004
Genuine Parts Co.	10,113	1,262,911
Home Depot, Inc.	72,392	28,710,667
Lithia Motors, Inc.	1,972	679,236
LKQ Corp.	19,157	808,234
Lowe's Cos., Inc.	41,360	10,283,750
Murphy USA, Inc.	1,367	641,451
Ollie's Bargain Outlet Holdings, Inc. *	4,449	460,516
O'Reilly Automotive, Inc. *	4,215	5,789,893
Penske Automotive Group, Inc.	1,317	222,217
Pool Corp.	2,792	968,824
Ross Stores, Inc.	24,129	3,385,781
TJX Cos., Inc.	82,253	10,261,884
Tractor Supply Co.	38,756	2,145,145
Ulta Beauty, Inc. *	3,459	1,267,239
Valvoline, Inc. *	9,430	347,778
Williams-Sonoma, Inc.	9,195	1,789,163
		230,360,461

Consumer Durables & Apparel 0.8%
Brunswick Corp.	4,745	288,733
Champion Homes, Inc. *	3,816	391,140
Columbia Sportswear Co.	2,257	195,998
Crocs, Inc. *	4,305	428,649
Deckers Outdoor Corp. *	11,069	1,542,576
DR Horton, Inc.	21,223	2,691,289
Garmin Ltd.	11,161	2,555,088
Hasbro, Inc.	9,515	619,522
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Installed Building Products, Inc.	1,661	284,695
KB Home	5,211	317,871
Lennar Corp., Class A	18,150	2,171,284
Lululemon Athletica, Inc. *	8,216	3,003,852
Mattel, Inc. *	24,586	523,682
Meritage Homes Corp.	5,184	375,684
Mohawk Industries, Inc. *	3,833	450,722
NIKE, Inc., Class B	86,670	6,884,198
NVR, Inc. *	225	1,630,256
PulteGroup, Inc.	14,916	1,540,524
PVH Corp.	4,144	310,137
Ralph Lauren Corp.	2,920	791,729
SharkNinja, Inc. *	4,762	500,439
Skechers USA, Inc., Class A *	9,710	592,213
Somnigroup International, Inc.	12,572	803,099
Tapestry, Inc.	16,906	1,444,111
Taylor Morrison Home Corp. *	7,575	466,923
Toll Brothers, Inc.	7,435	830,043
TopBuild Corp. *	2,131	652,917
VF Corp.	24,075	600,190
Whirlpool Corp.	3,966	403,699
		33,291,263

Consumer Services 2.4%
ADT, Inc.	26,025	213,145
Airbnb, Inc., Class A *	31,513	4,376,210
Aramark	19,182	710,693
Booking Holdings, Inc.	2,423	12,153,792
Boyd Gaming Corp.	4,820	367,573
Bright Horizons Family Solutions, Inc. *	4,321	560,261
Caesars Entertainment, Inc. *	15,785	524,378
Carnival Corp. *	75,652	1,810,352
Cava Group, Inc. *	5,886	559,347
Chipotle Mexican Grill, Inc. *	99,448	5,367,209
Choice Hotels International, Inc. (a)	1,602	229,551
Churchill Downs, Inc.	5,299	627,931
Darden Restaurants, Inc.	8,550	1,713,933
Domino's Pizza, Inc.	2,534	1,240,925
DoorDash, Inc., Class A *	24,349	4,831,816
DraftKings, Inc., Class A *	35,328	1,549,486
Duolingo, Inc. *	2,798	873,172
Expedia Group, Inc. *	8,947	1,771,148
Flutter Entertainment PLC *	12,979	3,641,778
H&R Block, Inc.	10,121	551,696
Hilton Worldwide Holdings, Inc.	17,808	4,718,408
Hyatt Hotels Corp., Class A	3,079	433,985
Las Vegas Sands Corp.	25,337	1,132,817
Life Time Group Holdings, Inc. *	6,704	204,204
Light & Wonder, Inc. *	6,437	717,597
Marriott International, Inc., Class A	16,856	4,727,265
McDonald's Corp.	52,238	16,106,542
MGM Resorts International *	16,786	583,481
Norwegian Cruise Line Holdings Ltd. *	32,139	730,198
Planet Fitness, Inc., Class A *	6,155	569,645
Royal Caribbean Cruises Ltd.	18,008	4,431,769
Service Corp. International	10,485	849,285
Starbucks Corp.	82,677	9,574,823
Texas Roadhouse, Inc.	4,846	892,100
Vail Resorts, Inc.	2,776	441,356
Viking Holdings Ltd. *	6,611	317,989
Wingstop, Inc.	2,116	496,794
Wyndham Hotels & Resorts, Inc.	5,751	623,006
Wynn Resorts Ltd.	6,855	612,289
Yum! Brands, Inc.	20,272	3,169,933
		95,007,882

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc., Class A	29,633	623,478
BJ's Wholesale Club Holdings, Inc. *	9,662	978,374
Casey's General Stores, Inc.	2,739	1,134,521
Costco Wholesale Corp.	32,299	33,869,054
Dollar General Corp.	16,004	1,187,177
Dollar Tree, Inc. *	14,710	1,071,771
Kroger Co.	48,563	3,147,854
Maplebear, Inc. *	11,922	489,875
Performance Food Group Co. *	11,398	970,426
Sprouts Farmers Market, Inc. *	7,260	1,077,384
Sysco Corp.	35,740	2,699,800
Target Corp.	33,600	4,174,464
U.S. Foods Holding Corp. *	17,018	1,219,850
Walgreens Boots Alliance, Inc.	52,419	559,835
Walmart, Inc.	316,427	31,202,866
		84,406,729

Energy 3.3%
Antero Midstream Corp.	24,749	419,496
Antero Resources Corp. *	21,512	789,490
APA Corp.	26,539	549,357
Baker Hughes Co.	72,002	3,210,569
ChampionX Corp.	13,847	412,641
Cheniere Energy, Inc.	16,412	3,751,127
Chevron Corp.	121,767	19,314,682
Chord Energy Corp.	4,505	514,921
Civitas Resources, Inc.	6,448	247,216
ConocoPhillips	94,384	9,358,174
Coterra Energy, Inc.	53,783	1,451,603
Devon Energy Corp.	47,928	1,735,952
Diamondback Energy, Inc.	13,586	2,159,631
DT Midstream, Inc.	7,055	677,915
EOG Resources, Inc.	40,952	5,198,447
EQT Corp.	43,505	2,095,636
Expand Energy Corp.	15,308	1,513,655
Exxon Mobil Corp.	320,437	35,674,251
Halliburton Co.	64,149	1,691,609
Hess Corp.	20,218	3,011,269
HF Sinclair Corp.	11,765	414,952
Kinder Morgan, Inc.	140,766	3,814,759
Marathon Petroleum Corp.	23,393	3,513,161
Matador Resources Co.	8,582	449,182
Murphy Oil Corp.	10,048	266,172
Noble Corp. PLC	9,567	247,785
NOV, Inc.	28,718	428,473
Occidental Petroleum Corp.	49,052	2,395,700
ONEOK, Inc.	45,229	4,540,539
Ovintiv, Inc.	19,076	829,043
Permian Resources Corp.	46,114	649,746
Phillips 66	30,062	3,898,741
Range Resources Corp.	17,686	656,504
Schlumberger NV	102,931	4,288,105
Targa Resources Corp.	15,938	3,215,013
TechnipFMC PLC	31,263	920,383
Texas Pacific Land Corp.	1,376	1,964,859
Valero Energy Corp.	23,043	3,012,411
Weatherford International PLC	5,309	328,680
Williams Cos., Inc.	88,857	5,169,700
		134,781,549

Equity Real Estate Investment Trusts (REITs) 2.2%
Agree Realty Corp.	7,615	561,987
Alexandria Real Estate Equities, Inc.	11,339	1,159,526
American Homes 4 Rent, Class A	22,863	846,160
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
American Tower Corp.	34,033	6,997,866
Americold Realty Trust, Inc.	18,752	429,983
AvalonBay Communities, Inc.	10,398	2,351,820
Brixmor Property Group, Inc.	21,901	612,352
BXP, Inc.	10,635	754,341
Camden Property Trust	7,785	965,807
Crown Castle, Inc.	31,560	2,969,796
CubeSmart	16,384	676,332
Digital Realty Trust, Inc.	22,712	3,550,340
EastGroup Properties, Inc.	3,641	665,757
Equinix, Inc.	7,047	6,374,857
Equity LifeStyle Properties, Inc.	13,961	957,445
Equity Residential	24,780	1,837,933
Essential Properties Realty Trust, Inc.	12,658	414,170
Essex Property Trust, Inc.	4,682	1,458,771
Extra Space Storage, Inc.	15,426	2,353,391
Federal Realty Investment Trust	5,636	594,147
First Industrial Realty Trust, Inc.	9,614	548,767
Gaming & Leisure Properties, Inc.	20,038	1,004,906
Healthcare Realty Trust, Inc.	26,270	450,005
Healthpeak Properties, Inc.	51,316	1,049,925
Host Hotels & Resorts, Inc.	50,645	816,904
Invitation Homes, Inc.	41,380	1,407,334
Iron Mountain, Inc.	21,349	1,989,086
Kimco Realty Corp.	49,204	1,087,408
Kite Realty Group Trust	15,880	364,128
Lamar Advertising Co., Class A	6,393	794,202
Lineage, Inc.	4,270	257,268
Mid-America Apartment Communities, Inc.	8,466	1,423,304
Millrose Properties, Inc., Class A *	9,099	208,003
NNN REIT, Inc.	13,869	588,739
Omega Healthcare Investors, Inc.	19,680	725,011
Prologis, Inc.	67,546	8,370,300
Public Storage	11,513	3,495,577
Realty Income Corp.	63,895	3,643,932
Regency Centers Corp.	11,794	904,600
Rexford Industrial Realty, Inc.	15,986	660,542
Ryman Hospitality Properties, Inc.	4,444	439,467
SBA Communications Corp.	7,889	1,719,013
Simon Property Group, Inc.	22,395	4,167,486
STAG Industrial, Inc.	13,006	467,956
Sun Communities, Inc.	8,745	1,190,632
Terreno Realty Corp.	7,310	495,764
UDR, Inc.	21,784	984,201
Ventas, Inc.	30,528	2,111,927
VICI Properties, Inc.	77,009	2,502,022
Vornado Realty Trust	11,858	498,510
Welltower, Inc.	43,075	6,612,443
Weyerhaeuser Co.	52,874	1,591,507
WP Carey, Inc.	15,844	1,017,343
		90,120,993

Financial Services 8.8%
Affiliated Managers Group, Inc.	2,238	382,362
Affirm Holdings, Inc., Class A *	18,020	1,155,983
AGNC Investment Corp.	64,763	675,478
Ally Financial, Inc.	20,235	750,719
American Express Co.	40,591	12,216,267
Ameriprise Financial, Inc.	7,098	3,813,755
Annaly Capital Management, Inc.	40,971	899,723
Apollo Global Management, Inc.	32,636	4,871,576
ARES Management Corp., Class A	13,568	2,319,314
Bank of New York Mellon Corp.	52,987	4,713,194
Berkshire Hathaway, Inc., Class B *	133,609	68,652,312
Blackrock, Inc.	10,621	10,385,001
Blackstone, Inc.	52,676	8,489,264
SECURITY	NUMBER OF SHARES	VALUE ($)
Block, Inc. *	40,767	2,662,085
Blue Owl Capital, Inc.	38,414	827,053
Capital One Financial Corp.	27,797	5,574,688
Carlyle Group, Inc.	15,313	763,200
Cboe Global Markets, Inc.	7,593	1,600,604
Charles Schwab Corp. (b)	123,417	9,815,354
CME Group, Inc.	26,313	6,677,450
Coinbase Global, Inc., Class A *	14,914	3,215,757
Corebridge Financial, Inc.	19,066	661,209
Corpay, Inc. *	5,075	1,862,779
Credit Acceptance Corp. *	447	220,098
Discover Financial Services	18,360	3,583,688
Enact Holdings, Inc.	1,969	67,694
Equitable Holdings, Inc.	22,806	1,254,786
Essent Group Ltd.	7,825	450,877
Evercore, Inc., Class A	2,616	632,549
FactSet Research Systems, Inc.	2,802	1,293,795
Fidelity National Information Services, Inc.	39,186	2,786,908
FirstCash Holdings, Inc.	2,833	318,089
Fiserv, Inc. *	41,502	9,781,606
Franklin Resources, Inc.	22,669	459,047
Global Payments, Inc.	18,492	1,946,838
Goldman Sachs Group, Inc.	22,887	14,242,351
Hamilton Lane, Inc., Class A	3,056	477,714
Houlihan Lokey, Inc.	3,936	682,306
Interactive Brokers Group, Inc., Class A	7,979	1,630,908
Intercontinental Exchange, Inc.	41,827	7,245,691
Invesco Ltd.	33,230	577,870
Jack Henry & Associates, Inc.	5,378	933,567
Jackson Financial, Inc., Class A	5,387	493,611
Janus Henderson Group PLC	9,307	392,755
Jefferies Financial Group, Inc.	11,819	782,418
KKR & Co., Inc.	49,256	6,678,621
Lazard, Inc., Class A	8,133	407,870
LPL Financial Holdings, Inc.	5,486	2,039,366
MarketAxess Holdings, Inc.	2,777	535,378
Mastercard, Inc., Class A	59,736	34,426,454
MGIC Investment Corp.	18,718	460,650
Moody's Corp.	11,380	5,734,837
Morgan Stanley	90,462	12,041,397
Morningstar, Inc.	2,008	629,950
Mr. Cooper Group, Inc. *	4,650	522,521
MSCI, Inc.	5,703	3,367,679
Nasdaq, Inc.	30,110	2,492,506
Northern Trust Corp.	14,460	1,593,781
OneMain Holdings, Inc.	8,877	477,050
PayPal Holdings, Inc. *	72,997	5,186,437
PennyMac Financial Services, Inc.	2,420	250,833
Radian Group, Inc.	10,789	355,066
Raymond James Financial, Inc.	13,323	2,060,668
Rithm Capital Corp.	37,591	456,731
Robinhood Markets, Inc., Class A *	51,680	2,589,168
S&P Global, Inc.	23,163	12,363,020
SEI Investments Co.	7,174	574,279
Shift4 Payments, Inc., Class A *	5,006	494,343
SoFi Technologies, Inc. *	79,205	1,146,096
Starwood Property Trust, Inc.	23,326	478,650
State Street Corp.	21,369	2,120,446
Stifel Financial Corp.	7,517	798,230
Synchrony Financial	28,372	1,721,613
T. Rowe Price Group, Inc.	16,195	1,712,135
Toast, Inc., Class A *	30,177	1,164,832
Tradeweb Markets, Inc., Class A	8,494	1,149,833
Visa, Inc., Class A	125,972	45,691,304
Voya Financial, Inc.	7,146	516,370
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WEX, Inc. *	2,866	450,249
		355,928,656

Food, Beverage & Tobacco 2.4%
Altria Group, Inc.	123,668	6,906,858
Archer-Daniels-Midland Co.	34,824	1,643,693
Brown-Forman Corp., Class B	17,112	566,578
Bunge Global SA	10,124	751,100
Campbell's Co.	14,325	573,860
Celsius Holdings, Inc. *	11,354	291,684
Coca-Cola Co.	282,714	20,132,064
Coca-Cola Consolidated, Inc.	436	617,864
Conagra Brands, Inc.	34,914	891,704
Constellation Brands, Inc., Class A	11,412	2,002,806
Darling Ingredients, Inc. *	11,693	422,000
Flowers Foods, Inc.	14,132	264,834
Freshpet, Inc. *	3,511	375,782
General Mills, Inc.	40,422	2,450,382
Hershey Co.	10,722	1,851,797
Hormel Foods Corp.	21,141	605,267
Ingredion, Inc.	4,705	614,520
J.M. Smucker Co.	7,710	852,186
Kellanova	19,518	1,618,042
Keurig Dr. Pepper, Inc.	87,268	2,925,223
Kraft Heinz Co.	64,260	1,973,425
Lamb Weston Holdings, Inc.	10,522	545,776
Lancaster Colony Corp.	1,441	275,454
McCormick & Co., Inc. - Non Voting Shares	18,347	1,515,646
Molson Coors Beverage Co., Class B	12,806	784,880
Mondelez International, Inc., Class A	97,354	6,253,047
Monster Beverage Corp. *	50,975	2,785,784
PepsiCo, Inc.	100,044	15,353,753
Philip Morris International, Inc.	113,344	17,600,056
Pilgrim's Pride Corp. *	3,093	168,228
Post Holdings, Inc. *	3,420	388,204
Tyson Foods, Inc., Class A	20,824	1,277,344
		95,279,841

Health Care Equipment & Services 4.4%
Abbott Laboratories	126,388	17,442,808
Acadia Healthcare Co., Inc. *	6,749	202,335
Align Technology, Inc. *	5,135	960,399
Baxter International, Inc.	37,086	1,279,838
Becton Dickinson & Co.	21,111	4,761,164
Boston Scientific Corp. *	107,477	11,155,038
Cardinal Health, Inc.	17,687	2,290,113
Cencora, Inc.	12,782	3,240,748
Centene Corp. *	36,787	2,139,532
Chemed Corp.	1,092	656,074
Cigna Group	20,295	6,268,111
Cooper Cos., Inc. *	14,448	1,305,810
CorVel Corp. *	1,920	211,718
CVS Health Corp.	91,668	6,024,421
DaVita, Inc. *	3,340	493,919
DENTSPLY SIRONA, Inc.	14,535	240,554
Dexcom, Inc. *	28,460	2,515,010
Edwards Lifesciences Corp. *	42,960	3,076,795
Elevance Health, Inc.	16,923	6,716,400
Encompass Health Corp.	7,360	737,030
Ensign Group, Inc.	4,132	533,648
GE HealthCare Technologies, Inc.	33,415	2,918,800
Glaukos Corp. *	3,969	476,359
Globus Medical, Inc., Class A *	8,339	669,788
HCA Healthcare, Inc.	13,276	4,066,439
HealthEquity, Inc. *	6,331	694,891
SECURITY	NUMBER OF SHARES	VALUE ($)
Henry Schein, Inc. *	9,120	658,190
Hologic, Inc. *	16,939	1,073,763
Humana, Inc.	8,774	2,372,665
IDEXX Laboratories, Inc. *	5,983	2,615,229
Inspire Medical Systems, Inc. *	2,164	401,617
Insulet Corp. *	5,141	1,399,740
Intuitive Surgical, Inc. *	25,957	14,877,255
Labcorp Holdings, Inc.	6,068	1,523,311
Lantheus Holdings, Inc. *	5,023	471,258
Masimo Corp. *	3,208	605,574
McKesson Corp.	9,272	5,936,491
Medtronic PLC	93,445	8,598,809
Merit Medical Systems, Inc. *	4,166	425,099
Molina Healthcare, Inc. *	4,167	1,254,767
Option Care Health, Inc. *	12,230	409,705
PACS Group, Inc. *	2,615	34,073
Penumbra, Inc. *	2,833	808,652
Quest Diagnostics, Inc.	8,106	1,401,527
ResMed, Inc.	10,751	2,510,574
Solventum Corp. *	10,093	804,917
STERIS PLC	7,166	1,571,217
Stryker Corp.	25,025	9,664,405
Teleflex, Inc.	3,442	456,926
Tenet Healthcare Corp. *	6,953	880,180
UnitedHealth Group, Inc.	67,101	31,870,291
Universal Health Services, Inc., Class B	4,270	748,317
Veeva Systems, Inc., Class A *	10,908	2,444,919
Zimmer Biomet Holdings, Inc.	14,563	1,519,212
		178,416,425

Household & Personal Products 1.2%
BellRing Brands, Inc. *	9,393	688,319
Church & Dwight Co., Inc.	17,809	1,980,361
Clorox Co.	9,011	1,409,230
Colgate-Palmolive Co.	59,566	5,430,632
Coty, Inc., Class A *	27,183	154,671
elf Beauty, Inc. *	4,074	286,199
Estee Lauder Cos., Inc., Class A	16,995	1,222,110
Kenvue, Inc.	139,743	3,297,935
Kimberly-Clark Corp.	24,279	3,447,861
Procter & Gamble Co.	171,673	29,843,634
Reynolds Consumer Products, Inc.	3,958	96,892
		47,857,844

Insurance 2.3%
Aflac, Inc.	36,388	3,983,394
Allstate Corp.	19,324	3,848,375
American Financial Group, Inc.	5,252	663,223
American International Group, Inc.	45,428	3,767,798
Aon PLC, Class A	15,743	6,440,776
Arch Capital Group Ltd.	27,276	2,534,213
Arthur J Gallagher & Co.	18,246	6,162,404
Assurant, Inc.	3,767	783,122
Axis Capital Holdings Ltd.	5,659	548,244
Brown & Brown, Inc.	17,267	2,046,830
Chubb Ltd.	27,353	7,808,734
Cincinnati Financial Corp.	11,387	1,683,113
CNA Financial Corp.	1,536	75,218
Enstar Group Ltd. *	944	314,163
Erie Indemnity Co., Class A	1,835	785,508
Everest Group Ltd.	3,145	1,110,877
F&G Annuities & Life, Inc.	1,234	52,544
Fidelity National Financial, Inc.	18,899	1,219,552
First American Financial Corp.	7,537	495,106
Globe Life, Inc.	6,124	780,381
Hanover Insurance Group, Inc.	2,684	457,703
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hartford Insurance Group, Inc.	21,099	2,495,590
Kinsale Capital Group, Inc.	1,624	701,324
Lincoln National Corp.	12,130	473,070
Loews Corp.	13,222	1,145,951
Markel Group, Inc. *	939	1,815,500
Marsh & McLennan Cos., Inc.	35,793	8,513,007
MetLife, Inc.	42,333	3,648,258
Old Republic International Corp.	16,723	644,003
Primerica, Inc.	2,422	702,380
Principal Financial Group, Inc.	15,252	1,358,038
Progressive Corp.	42,721	12,047,322
Prudential Financial, Inc.	25,929	2,984,428
Reinsurance Group of America, Inc.	4,780	968,858
RenaissanceRe Holdings Ltd.	3,779	897,966
RLI Corp.	6,070	461,866
Ryan Specialty Holdings, Inc.	7,770	543,822
Selective Insurance Group, Inc.	4,379	376,791
Travelers Cos., Inc.	16,571	4,283,438
Unum Group	12,223	1,005,831
W.R. Berkley Corp.	21,885	1,380,506
Willis Towers Watson PLC	7,376	2,505,258
		94,514,485

Materials 2.3%
Air Products & Chemicals, Inc.	16,241	5,134,592
Albemarle Corp.	8,463	651,905
Alcoa Corp.	18,783	624,535
Amcor PLC	104,635	1,058,906
Anglogold Ashanti PLC	31,002	913,629
AptarGroup, Inc.	4,805	705,134
ATI, Inc. *	10,405	605,155
Avery Dennison Corp.	5,872	1,103,760
Axalta Coating Systems Ltd. *	16,167	585,407
Balchem Corp.	2,310	402,009
Ball Corp.	21,713	1,144,058
Berry Global Group, Inc.	8,384	605,073
Cabot Corp.	3,933	338,238
Carpenter Technology Corp.	3,615	748,558
Celanese Corp.	7,912	403,037
CF Industries Holdings, Inc.	12,684	1,027,658
Cleveland-Cliffs, Inc. *	35,124	380,744
Commercial Metals Co.	8,093	392,025
Corteva, Inc.	50,009	3,149,567
CRH PLC	49,592	5,084,172
Crown Holdings, Inc.	8,692	779,064
Dow, Inc.	51,040	1,945,134
DuPont de Nemours, Inc.	30,400	2,485,808
Eagle Materials, Inc.	2,478	560,548
Eastman Chemical Co.	8,532	834,856
Ecolab, Inc.	18,400	4,949,784
Element Solutions, Inc.	16,310	425,854
FMC Corp.	9,129	336,860
Freeport-McMoRan, Inc.	104,753	3,866,433
Graphic Packaging Holding Co.	21,573	575,568
International Flavors & Fragrances, Inc.	18,628	1,523,957
International Paper Co.	38,260	2,155,951
Linde PLC	34,694	16,203,833
Louisiana-Pacific Corp.	4,589	457,386
LyondellBasell Industries NV, Class A	18,919	1,453,547
Martin Marietta Materials, Inc.	4,472	2,160,602
Mosaic Co.	23,213	555,255
NewMarket Corp.	543	309,570
Newmont Corp.	82,851	3,549,337
Nucor Corp.	17,113	2,352,524
Olin Corp.	8,348	211,956
Packaging Corp. of America	6,485	1,381,889
PPG Industries, Inc.	16,993	1,923,947
SECURITY	NUMBER OF SHARES	VALUE ($)
Reliance, Inc.	3,921	1,165,164
Royal Gold, Inc.	4,743	697,221
RPM International, Inc.	9,332	1,156,141
Sealed Air Corp.	10,570	361,283
Sherwin-Williams Co.	16,905	6,124,174
Silgan Holdings, Inc.	5,884	319,560
Smurfit WestRock PLC	36,223	1,886,132
Sonoco Products Co.	7,131	341,004
Steel Dynamics, Inc.	10,380	1,402,026
U.S. Steel Corp.	16,322	656,471
Vulcan Materials Co.	9,651	2,386,789
Westlake Corp.	2,392	268,622
		92,822,412

Media & Entertainment 8.0%
Alphabet, Inc., Class A	425,890	72,520,549
Alphabet, Inc., Class C	346,896	59,742,429
Charter Communications, Inc., Class A *	7,052	2,563,896
Comcast Corp., Class A	278,343	9,986,947
Electronic Arts, Inc.	17,370	2,242,814
Endeavor Group Holdings, Inc., Class A (a)	13,899	452,969
Fox Corp., Class A	25,185	1,450,656
Interpublic Group of Cos., Inc.	27,308	748,239
Liberty Broadband Corp., Class C *	8,062	663,180
Liberty Media Corp.-Liberty Formula One, Class C *	16,179	1,560,141
Live Nation Entertainment, Inc. *	11,412	1,636,024
Match Group, Inc.	18,456	585,240
Meta Platforms, Inc., Class A	158,904	106,179,653
Netflix, Inc. *	31,158	30,552,289
New York Times Co., Class A	12,099	581,841
News Corp., Class A	36,678	1,049,724
Nexstar Media Group, Inc.	2,111	357,076
Omnicom Group, Inc.	14,249	1,179,247
Paramount Global, Class B (a)	43,112	489,752
Pinterest, Inc., Class A *	42,997	1,590,029
Reddit, Inc., Class A *	7,406	1,198,143
ROBLOX Corp., Class A *	38,928	2,477,378
Roku, Inc. *	9,385	783,741
Sirius XM Holdings, Inc.	15,969	386,290
Snap, Inc., Class A *	78,564	805,281
Take-Two Interactive Software, Inc. *	11,868	2,515,779
TKO Group Holdings, Inc. *	4,809	724,428
Trade Desk, Inc., Class A *	32,772	2,304,527
Walt Disney Co.	132,084	15,031,159
Warner Bros Discovery, Inc. *	162,240	1,859,270
		324,218,691

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
AbbVie, Inc.	128,850	26,933,515
Agilent Technologies, Inc.	20,927	2,676,982
Alnylam Pharmaceuticals, Inc. *	9,399	2,319,203
Amgen, Inc.	39,171	12,067,018
Apellis Pharmaceuticals, Inc. *	7,584	190,738
Avantor, Inc. *	49,479	826,299
Avidity Biosciences, Inc. *	8,529	261,329
Biogen, Inc. *	10,573	1,485,506
BioMarin Pharmaceutical, Inc. *	14,016	997,379
Bio-Rad Laboratories, Inc., Class A *	1,422	377,058
Bio-Techne Corp.	11,509	710,681
Blueprint Medicines Corp. *	4,583	442,580
Bridgebio Pharma, Inc. *	11,094	387,181
Bristol-Myers Squibb Co.	147,971	8,822,031
Bruker Corp.	7,964	376,060
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Charles River Laboratories International, Inc. *	3,732	616,937
Cytokinetics, Inc. *	8,565	393,990
Danaher Corp.	46,874	9,738,542
Elanco Animal Health, Inc. *	36,122	403,483
Eli Lilly & Co.	57,438	52,879,146
Exact Sciences Corp. *	13,414	635,958
Exelixis, Inc. *	20,786	804,210
Gilead Sciences, Inc.	90,921	10,393,180
Halozyme Therapeutics, Inc. *	9,328	551,751
Illumina, Inc. *	11,598	1,029,207
Immunovant, Inc. *	4,756	97,974
Incyte Corp. *	11,691	859,289
Insmed, Inc. *	13,017	1,061,536
Intra-Cellular Therapies, Inc. *	7,193	922,143
Ionis Pharmaceuticals, Inc. *	11,468	380,623
IQVIA Holdings, Inc. *	12,589	2,376,803
Jazz Pharmaceuticals PLC *	4,369	627,083
Johnson & Johnson	175,493	28,959,855
Krystal Biotech, Inc. *	1,808	324,084
Madrigal Pharmaceuticals, Inc. *	1,274	434,778
Medpace Holdings, Inc. *	1,879	615,034
Merck & Co., Inc.	184,309	17,002,505
Mettler-Toledo International, Inc. *	1,553	1,976,534
Moderna, Inc. *	24,896	770,780
Natera, Inc. *	9,616	1,496,153
Neurocrine Biosciences, Inc. *	7,424	881,377
Nuvalent, Inc., Class A *	2,656	199,147
Organon & Co.	18,744	279,473
Pfizer, Inc.	413,196	10,920,770
Regeneron Pharmaceuticals, Inc.	7,688	5,371,913
Repligen Corp. *	3,847	612,673
Revolution Medicines, Inc. *	12,727	518,498
Revvity, Inc.	8,829	990,172
Roivant Sciences Ltd. *	31,767	341,178
Royalty Pharma PLC, Class A	27,937	939,801
Sarepta Therapeutics, Inc. *	6,938	740,632
Summit Therapeutics, Inc. *	9,994	206,776
Thermo Fisher Scientific, Inc.	27,873	14,743,702
Ultragenyx Pharmaceutical, Inc. *	6,690	287,135
United Therapeutics Corp. *	3,250	1,040,162
Vaxcyte, Inc. *	8,463	617,968
Vertex Pharmaceuticals, Inc. *	18,790	9,015,254
Viatris, Inc.	86,331	796,835
Viking Therapeutics, Inc. *	8,023	231,624
Waters Corp. *	4,360	1,645,202
West Pharmaceutical Services, Inc.	5,295	1,230,240
Zoetis, Inc.	32,881	5,499,018
		251,334,688

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	21,919	3,111,183
CoStar Group, Inc. *	29,846	2,275,757
Jones Lang LaSalle, Inc. *	3,472	944,002
Zillow Group, Inc., Class C *	11,188	857,672
		7,188,614

Semiconductors & Semiconductor Equipment 9.9%
Advanced Micro Devices, Inc. *	118,280	11,811,441
Amkor Technology, Inc.	8,206	173,147
Analog Devices, Inc.	36,222	8,333,233
Applied Materials, Inc.	60,125	9,503,959
Astera Labs, Inc. *	1,458	108,402
Broadcom, Inc.	340,447	67,895,345
Cirrus Logic, Inc. *	3,860	402,251
Enphase Energy, Inc. *	9,848	564,586
SECURITY	NUMBER OF SHARES	VALUE ($)
Entegris, Inc.	10,940	1,107,347
First Solar, Inc. *	7,767	1,057,710
GLOBALFOUNDRIES, Inc. *	5,987	232,116
Intel Corp.	313,942	7,449,844
KLA Corp.	9,753	6,913,317
Lam Research Corp.	93,682	7,189,157
Lattice Semiconductor Corp. *	10,097	629,447
MACOM Technology Solutions Holdings, Inc. *	4,181	483,574
Marvell Technology, Inc.	63,221	5,804,952
Microchip Technology, Inc.	39,085	2,300,543
Micron Technology, Inc.	80,926	7,577,101
MKS Instruments, Inc.	4,864	446,613
Monolithic Power Systems, Inc.	3,574	2,183,750
NVIDIA Corp.	1,787,964	223,352,463
NXP Semiconductors NV	18,538	3,996,607
ON Semiconductor Corp. *	30,984	1,457,797
Onto Innovation, Inc. *	3,573	520,443
Qorvo, Inc. *	6,893	501,052
QUALCOMM, Inc.	80,990	12,729,198
Skyworks Solutions, Inc.	11,547	769,723
Teradyne, Inc.	11,884	1,305,576
Texas Instruments, Inc.	66,538	13,040,783
Universal Display Corp.	3,244	498,343
		400,339,820

Software & Services 11.3%
Accenture PLC, Class A	45,533	15,868,250
ACI Worldwide, Inc. *	7,539	432,362
Adobe, Inc. *	32,086	14,071,636
Akamai Technologies, Inc. *	11,003	887,722
Altair Engineering, Inc., Class A *	4,456	497,290
Amdocs Ltd.	8,307	724,786
ANSYS, Inc. *	6,406	2,134,799
Appfolio, Inc., Class A *	1,718	368,511
AppLovin Corp., Class A *	15,706	5,116,072
Aspen Technology, Inc. *	1,976	524,134
Atlassian Corp., Class A *	11,754	3,341,192
Aurora Innovation, Inc. *	74,258	539,856
Autodesk, Inc. *	15,637	4,287,822
Bentley Systems, Inc., Class B	11,303	496,202
Bill Holdings, Inc. *	6,850	378,120
Box, Inc., Class A *	10,441	341,421
Cadence Design Systems, Inc. *	19,966	5,001,483
CCC Intelligent Solutions Holdings, Inc. *	33,433	340,682
Cloudflare, Inc., Class A *	22,289	3,238,592
Cognizant Technology Solutions Corp., Class A	36,095	3,007,796
Commvault Systems, Inc. *	3,164	539,652
Confluent, Inc., Class A *	18,812	597,093
Crowdstrike Holdings, Inc., Class A *	16,936	6,599,282
Datadog, Inc., Class A *	22,798	2,657,107
DocuSign, Inc. *	14,902	1,239,399
Dropbox, Inc., Class A *	16,211	421,162
Dynatrace, Inc. *	21,637	1,238,718
Elastic NV *	6,198	721,199
EPAM Systems, Inc. *	4,121	849,503
Fair Isaac Corp. *	1,788	3,372,794
Fortinet, Inc. *	46,299	5,000,755
Gartner, Inc. *	5,627	2,804,047
Gen Digital, Inc.	39,503	1,079,617
Gitlab, Inc., Class A *	8,802	529,968
GoDaddy, Inc., Class A *	10,243	1,838,618
Guidewire Software, Inc. *	6,125	1,233,085
HubSpot, Inc. *	3,763	2,724,374
Informatica, Inc., Class A *	6,023	115,401
International Business Machines Corp.	67,377	17,008,650
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Intuit, Inc.	20,434	12,543,207
Kyndryl Holdings, Inc. *	16,724	636,850
Manhattan Associates, Inc. *	4,440	785,347
Microsoft Corp.	541,923	215,138,012
MicroStrategy, Inc., Class A *	13,968	3,567,846
MongoDB, Inc. *	5,379	1,438,506
Nutanix, Inc., Class A *	18,161	1,396,399
Okta, Inc. *	11,838	1,071,221
Oracle Corp.	117,212	19,464,225
Palantir Technologies, Inc., Class A *	149,467	12,692,738
Palo Alto Networks, Inc. *	47,749	9,092,842
Pegasystems, Inc.	3,196	250,918
Procore Technologies, Inc. *	7,944	607,478
PTC, Inc. *	8,717	1,426,363
QXO, Inc.	17,781	226,530
Roper Technologies, Inc.	7,814	4,567,283
Salesforce, Inc.	69,705	20,761,634
Samsara, Inc., Class A *	15,325	730,696
SentinelOne, Inc., Class A *	20,860	430,342
ServiceNow, Inc. *	15,016	13,961,276
Snowflake, Inc., Class A *	24,391	4,319,646
SPS Commerce, Inc. *	2,790	371,628
Synopsys, Inc. *	11,230	5,135,254
Twilio, Inc., Class A *	11,172	1,339,858
Tyler Technologies, Inc. *	3,107	1,890,392
UiPath, Inc., Class A *	31,041	381,804
Unity Software, Inc. *	21,836	559,875
Varonis Systems, Inc. *	8,090	347,627
VeriSign, Inc. *	6,014	1,430,610
Workday, Inc., Class A *	15,526	4,088,617
Zeta Global Holdings Corp., Class A *	15,577	268,080
Zoom Communications, Inc., Class A *	19,241	1,418,062
Zscaler, Inc. *	6,904	1,354,772
		455,865,090

Technology Hardware & Equipment 8.5%
Amphenol Corp., Class A	87,828	5,849,345
Apple, Inc.	1,101,769	266,451,815
Arista Networks, Inc. *	75,387	7,014,760
Arrow Electronics, Inc. *	3,840	414,989
Badger Meter, Inc.	2,129	447,793
CDW Corp.	9,717	1,731,569
Ciena Corp. *	10,420	829,119
Cisco Systems, Inc.	290,543	18,626,712
Cognex Corp.	12,469	408,983
Coherent Corp. *	11,326	851,602
Corning, Inc.	56,133	2,815,070
Dell Technologies, Inc., Class C	22,351	2,296,789
F5, Inc. *	4,258	1,245,167
Fabrinet *	2,698	539,735
Flex Ltd. *	28,278	1,071,453
Hewlett Packard Enterprise Co.	94,767	1,877,334
HP, Inc.	70,150	2,165,531
Insight Enterprises, Inc. *	1,979	304,529
Jabil, Inc.	8,219	1,273,287
Juniper Networks, Inc.	23,924	866,049
Keysight Technologies, Inc. *	12,701	2,026,191
Littelfuse, Inc.	1,782	413,620
Motorola Solutions, Inc.	12,171	5,357,918
NetApp, Inc.	14,953	1,492,459
Novanta, Inc. *	2,691	389,226
Pure Storage, Inc., Class A *	22,754	1,193,902
Sandisk Corp. *	8,396	393,368
Seagate Technology Holdings PLC	15,518	1,581,439
Super Micro Computer, Inc. *	36,490	1,512,875
TD SYNNEX Corp.	5,453	749,733
TE Connectivity PLC	21,819	3,360,781
SECURITY	NUMBER OF SHARES	VALUE ($)
Teledyne Technologies, Inc. *	3,406	1,754,158
Trimble, Inc. *	17,840	1,284,123
Ubiquiti, Inc.	295	100,799
Vontier Corp.	11,178	417,498
Western Digital Corp. *	25,171	1,231,617
Zebra Technologies Corp., Class A *	3,748	1,180,807
		341,522,145

Telecommunication Services 0.9%
AT&T, Inc.	522,932	14,333,566
Frontier Communications Parent, Inc. *	16,045	577,460
GCI Liberty, Inc. *(c)	3,916	0
Lumen Technologies, Inc. *	73,881	348,718
T-Mobile U.S., Inc.	35,562	9,590,716
Verizon Communications, Inc.	306,735	13,220,278
		38,070,738

Transportation 1.5%
Alaska Air Group, Inc. *	9,270	670,036
American Airlines Group, Inc. *	48,193	691,570
CH Robinson Worldwide, Inc.	8,712	885,313
CSX Corp.	140,817	4,507,552
Delta Air Lines, Inc.	46,676	2,806,161
Expeditors International of Washington, Inc.	10,182	1,194,960
FedEx Corp.	16,384	4,307,354
GXO Logistics, Inc. *	8,708	343,269
JB Hunt Transport Services, Inc.	5,755	927,648
Kirby Corp. *	4,196	437,307
Knight-Swift Transportation Holdings, Inc.	11,744	592,367
Landstar System, Inc.	2,533	402,240
Norfolk Southern Corp.	16,532	4,062,739
Old Dominion Freight Line, Inc.	13,675	2,413,638
Ryder System, Inc.	3,103	510,350
Saia, Inc. *	1,929	789,810
Southwest Airlines Co.	43,821	1,361,080
Uber Technologies, Inc. *	153,582	11,673,768
U-Haul Holding Co., Non Voting Shares	7,307	449,746
Union Pacific Corp.	44,204	10,904,685
United Airlines Holdings, Inc. *	24,066	2,257,631
United Parcel Service, Inc., Class B	53,357	6,351,084
XPO, Inc. *	8,495	1,044,545
		59,584,853

Utilities 2.3%
AES Corp.	51,637	598,473
Alliant Energy Corp.	18,694	1,206,324
Ameren Corp.	19,405	1,970,772
American Electric Power Co., Inc.	38,749	4,109,331
American Water Works Co., Inc.	14,209	1,931,998
Atmos Energy Corp.	11,306	1,719,982
CenterPoint Energy, Inc.	47,203	1,622,839
CMS Energy Corp.	21,734	1,587,669
Consolidated Edison, Inc.	25,172	2,555,461
Constellation Energy Corp.	22,800	5,712,426
Dominion Energy, Inc.	61,330	3,472,505
DTE Energy Co.	15,082	2,016,463
Duke Energy Corp.	56,327	6,617,859
Edison International	28,114	1,530,526
Entergy Corp.	31,343	2,736,557
Essential Utilities, Inc.	18,323	695,908
Evergy, Inc.	16,723	1,152,382
Eversource Energy	26,667	1,680,288
Exelon Corp.	73,311	3,240,346
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
FirstEnergy Corp.	37,382	1,449,300
IDACORP, Inc.	3,985	469,871
MDU Resources Group, Inc.	14,634	252,437
National Fuel Gas Co.	6,649	500,005
NextEra Energy, Inc.	149,957	10,522,483
NiSource, Inc.	33,967	1,386,193
NRG Energy, Inc.	14,773	1,561,654
OGE Energy Corp.	14,569	674,253
PG&E Corp.	159,178	2,600,969
Pinnacle West Capital Corp.	8,236	762,159
Portland General Electric Co.	7,911	354,650
PPL Corp.	53,778	1,893,523
Public Service Enterprise Group, Inc.	36,267	2,943,067
Sempra	46,162	3,303,814
Southern Co.	79,904	7,174,580
Southwest Gas Holdings, Inc.	4,340	325,717
UGI Corp.	15,254	521,077
Vistra Corp.	24,843	3,320,515
WEC Energy Group, Inc.	23,050	2,459,205
Xcel Energy, Inc.	41,855	3,017,746
		91,651,327
Total Common Stocks (Cost $2,533,086,290)		4,031,411,570

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)	1,497,233	1,497,233
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)(e)	985,446	985,446
		2,482,679
Total Short-Term Investments (Cost $2,482,679)		2,482,679
Total Investments in Securities (Cost $2,535,568,969)		4,033,894,249

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	18	5,366,925	(118,604)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $876,828.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2025:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/25	BALANCE OF SHARES HELD AT 2/28/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$6,937,512	$1,591,016	($207,331 )	$19,381	$1,474,776	$9,815,354	123,417	$60,027

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,993,340,832	$—	$—	$3,993,340,832
Telecommunication Services	38,070,738	—	0 *	38,070,738
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Short-Term Investments[1]	$2,482,679	$—	$—	$2,482,679
Liabilities
Futures Contracts[2]	(118,604)	—	—	(118,604)
Total	$4,033,775,645	$—	$0	$4,033,775,645

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $7,728,296)		$9,815,354
Investments in securities, at value - unaffiliated issuers (cost $2,527,840,673) including securities on loan of $876,828		4,024,078,895
Cash		408,635
Deposit with broker for futures contracts		289,418
Receivables:
Dividends		3,999,324
Investments sold		224,418
Variation margin on future contracts		78,301
Income from securities on loan		12,851
Foreign tax reclaims	+	1,380
Total assets		4,038,908,576

Liabilities
Collateral held for securities on loan		985,446
Payables:
Investments bought		305,502
Management fees	+	158,107
Total liabilities		1,449,055
Net assets		$4,037,459,521

Net Assets by Source
Capital received from investors		$2,620,736,968
Total distributable earnings	+	1,416,722,553
Net assets		$4,037,459,521

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,037,459,521		140,850,000		$28.66

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $7,458)		$25,461,290
Dividends received from securities - affiliated issuers		60,027
Other Interest		7,678
Securities on loan, net	+	35,637
Total investment income		25,564,632

Expenses
Management fees		984,741
Total expenses	–	984,741
Net investment income		24,579,891

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(24,863)
Net realized losses on sales of securities - unaffiliated issuers		(18,512,604)
Net realized gains on sales of in-kind redemptions - affiliated issuers		44,244
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		24,043,549
Net realized gains on futures contracts	+	354,463
Net realized gains		5,904,789
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,474,776
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		203,026,706
Net change in unrealized appreciation (depreciation) on futures contracts	+	(240,126)
Net change in unrealized appreciation (depreciation)	+	204,261,356
Net realized and unrealized gains		210,166,145
Increase in net assets resulting from operations		$234,746,036
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$24,579,891	$45,114,394
Net realized gains		5,904,789	128,573,823
Net change in unrealized appreciation (depreciation)	+	204,261,356	623,230,607
Increase in net assets resulting from operations		$234,746,036	$796,918,824

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($24,997,370 )	($45,190,885 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,750,000	$135,155,483	13,800,000	$321,818,950
Shares redeemed	+	(1,500,000)	(43,099,983)	(11,400,000)	(276,800,728)
Net transactions in fund shares		3,250,000	$92,055,500	2,400,000	$45,018,222

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		137,600,000	$3,735,655,355	135,200,000	$2,938,909,194
Total increase	+	3,250,000	301,804,166	2,400,000	796,746,161
End of period		140,850,000	$4,037,459,521	137,600,000	$3,735,655,355

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*,1	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]	9/1/19– 8/31/20[1,2]
Per-Share Data
Net asset value at beginning of period	$22.22	$17.75	$15.61	$18.24	$14.05	$11.67
Income (loss) from investment operations:
Net investment income (loss)[3]	0.17	0.27	0.26	0.24	0.23	0.25
Net realized and unrealized gains (losses)	1.40	4.47	2.14	(2.63)	4.20	2.37
Total from investment operations	1.57	4.74	2.40	(2.39)	4.43	2.62
Less distributions:
Distributions from net investment income	(0.29)	(0.27)	(0.26)	(0.24)	(0.24)	(0.24)
Net asset value at end of period	$23.50	$22.22	$17.75	$15.61	$18.24	$14.05
Total return	6.43%[4]	26.95%	15.61%	(13.22%)	32.05%	22.92%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[5]	0.03%	0.03%[6]	0.03%[6]	0.03%	0.03%
Net investment income (loss)	1.27%[5]	1.39%	1.63%	1.39%	1.45%	2.06%
Portfolio turnover rate[7]	2%[4]	3%	4%	4%	4%	5%
Net assets, end of period (x 1,000,000)	$52,692	$44,971	$34,018	$28,911	$33,035	$23,253

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.8%
Aptiv PLC *	229,112	14,919,773
Autoliv, Inc.	72,136	7,022,440
BorgWarner, Inc.	212,499	6,326,095
Ford Motor Co.	3,814,429	36,427,797
General Motors Co.	1,076,527	52,889,772
Gentex Corp.	217,736	5,295,340
Lear Corp.	54,615	5,133,264
Lucid Group, Inc. *(a)	1,106,747	2,456,978
Rivian Automotive, Inc., Class A *	707,176	8,372,964
Tesla, Inc. *	2,728,778	799,477,378
		938,321,801

Banks 3.6%
Bank of America Corp.	6,522,029	300,665,537
BOK Financial Corp.	23,152	2,522,642
Citigroup, Inc.	1,847,827	147,733,769
Citizens Financial Group, Inc.	430,094	19,685,402
Comerica, Inc.	130,367	8,386,509
Commerce Bancshares, Inc.	119,843	7,795,787
Cullen/Frost Bankers, Inc.	62,038	8,501,067
East West Bancorp, Inc.	135,860	12,829,260
Fifth Third Bancorp	654,206	28,438,335
First Citizens BancShares, Inc., Class A	11,285	23,112,357
First Horizon Corp.	519,343	11,186,648
Huntington Bancshares, Inc.	1,423,593	23,446,577
JPMorgan Chase & Co.	2,750,871	728,018,010
KeyCorp	968,312	16,771,164
M&T Bank Corp.	161,560	30,974,283
PNC Financial Services Group, Inc.	387,903	74,446,344
Regions Financial Corp.	886,478	21,018,393
Truist Financial Corp.	1,295,883	60,064,177
U.S. Bancorp	1,523,949	71,473,208
Webster Financial Corp.	166,839	9,396,373
Wells Fargo & Co.	3,254,154	254,865,341
Western Alliance Bancorp	106,116	9,223,603
Zions Bancorp NA	143,826	7,772,357
		1,878,327,143

Capital Goods 6.0%
3M Co.	532,842	82,654,451
A.O. Smith Corp.	115,691	7,691,138
Acuity Brands, Inc.	29,809	8,857,148
Advanced Drainage Systems, Inc.	69,207	7,708,968
AECOM	131,303	13,136,865
AGCO Corp.	60,011	5,819,267
Allegion PLC	84,431	10,867,114
AMETEK, Inc.	226,109	42,802,434
API Group Corp. *	233,952	9,187,295
Axon Enterprise, Inc. *	70,890	37,461,821
Boeing Co. *	730,627	127,589,393
Builders FirstSource, Inc. *	112,104	15,581,335
Carlisle Cos., Inc.	43,786	14,920,517
Carrier Global Corp.	814,530	52,781,544
Caterpillar, Inc.	471,585	162,201,661
CNH Industrial NV	857,515	11,044,793
Comfort Systems USA, Inc.	34,377	12,490,195
Core & Main, Inc., Class A *	187,328	9,555,601
Cummins, Inc.	134,001	49,336,488
Curtiss-Wright Corp.	36,849	11,852,849
Deere & Co.	248,592	119,520,548
SECURITY	NUMBER OF SHARES	VALUE ($)
Donaldson Co., Inc.	116,449	8,045,461
Dover Corp.	134,097	26,654,461
Eaton Corp. PLC	385,996	113,220,347
EMCOR Group, Inc.	44,885	18,353,925
Emerson Electric Co.	556,847	67,718,164
Fastenal Co.	558,540	42,298,234
Ferguson Enterprises, Inc.	195,879	34,768,523
Fortive Corp.	340,401	27,075,496
Fortune Brands Innovations, Inc.	120,114	7,773,778
FTAI Aviation Ltd.	100,727	12,964,572
GE Vernova, Inc.	269,400	90,297,492
Generac Holdings, Inc. *	57,313	7,803,165
General Dynamics Corp.	252,383	63,751,946
General Electric Co.	1,058,053	218,995,810
Graco, Inc.	164,039	14,282,876
HEICO Corp.	97,883	25,907,672
Honeywell International, Inc.	634,975	135,179,828
Howmet Aerospace, Inc.	396,553	54,169,140
Hubbell, Inc.	52,673	19,572,760
Huntington Ingalls Industries, Inc.	38,573	6,772,647
IDEX Corp.	73,352	14,254,494
Illinois Tool Works, Inc.	262,195	69,214,236
Ingersoll Rand, Inc.	392,554	33,280,728
ITT, Inc.	79,952	11,292,420
Johnson Controls International PLC	654,134	56,033,118
L3Harris Technologies, Inc.	184,947	38,119,426
Lennox International, Inc.	31,267	18,793,030
Lincoln Electric Holdings, Inc.	54,780	11,322,478
Lockheed Martin Corp.	206,044	92,796,036
Masco Corp.	211,198	15,877,866
Middleby Corp. *	53,194	8,798,820
Nordson Corp.	53,071	11,160,301
Northrop Grumman Corp.	133,951	61,850,535
nVent Electric PLC	160,199	9,666,408
Otis Worldwide Corp.	390,199	38,934,056
Owens Corning	83,189	12,814,434
PACCAR, Inc.	511,897	54,895,834
Parker-Hannifin Corp.	125,737	84,056,442
Pentair PLC	161,452	15,208,778
Quanta Services, Inc.	144,292	37,462,532
Regal Rexnord Corp.	63,910	8,269,954
Rockwell Automation, Inc.	110,739	31,798,704
RTX Corp.	1,300,477	172,950,436
Sensata Technologies Holding PLC	150,020	4,328,077
Snap-on, Inc.	51,662	17,625,525
Standardaero, Inc. *	59,256	1,672,797
Stanley Black & Decker, Inc.	149,422	12,929,486
Textron, Inc.	182,185	13,614,685
Toro Co.	99,964	8,018,112
Trane Technologies PLC	219,815	77,748,566
TransDigm Group, Inc.	54,953	75,131,742
Trex Co., Inc. *	106,221	6,552,774
United Rentals, Inc.	64,269	41,281,264
Vertiv Holdings Co., Class A	367,779	35,001,527
Watsco, Inc.	33,876	17,084,683
WESCO International, Inc.	43,541	7,857,844
Westinghouse Air Brake Technologies Corp.	168,028	31,145,670
WillScot Holdings Corp. *	181,333	5,974,922
Woodward, Inc.	58,731	11,099,865
WW Grainger, Inc.	43,259	44,176,523
Xylem, Inc.	238,224	31,181,139
		3,159,943,989

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.4%
Automatic Data Processing, Inc.	398,192	125,502,155
Booz Allen Hamilton Holding Corp., Class A	125,183	13,276,909
Broadridge Financial Solutions, Inc.	113,828	27,457,590
CACI International, Inc., Class A *	21,554	7,217,357
Cintas Corp.	335,243	69,562,923
Clean Harbors, Inc. *	49,556	10,582,684
Copart, Inc. *	854,978	46,852,794
Dayforce, Inc. *	154,730	9,591,713
Equifax, Inc.	121,633	29,824,412
Genpact Ltd.	157,881	8,402,427
Jacobs Solutions, Inc.	121,365	15,548,070
KBR, Inc.	128,610	6,305,748
Leidos Holdings, Inc.	130,879	17,010,344
Parsons Corp. *	47,656	2,774,532
Paychex, Inc.	312,724	47,430,849
Paycom Software, Inc.	47,488	10,422,191
Paylocity Holding Corp. *	42,723	8,727,882
RB Global, Inc.	180,392	18,468,533
Republic Services, Inc.	198,690	47,093,504
Robert Half, Inc.	97,273	5,747,862
Rollins, Inc.	273,088	14,307,080
SS&C Technologies Holdings, Inc.	210,245	18,722,317
Tetra Tech, Inc.	259,858	7,585,255
TransUnion	191,873	17,734,821
Veralto Corp.	242,998	24,241,480
Verisk Analytics, Inc.	137,842	40,926,668
Waste Management, Inc.	356,965	83,094,313
		734,412,413

Consumer Discretionary Distribution & Retail 5.8%
Amazon.com, Inc. *	9,144,073	1,941,103,817
AutoZone, Inc. *	16,500	57,634,665
Bath & Body Works, Inc.	216,755	7,853,034
Best Buy Co., Inc.	190,707	17,146,466
Burlington Stores, Inc. *	62,024	15,464,444
CarMax, Inc. *	151,773	12,592,606
Carvana Co. *	115,049	26,817,922
Dick's Sporting Goods, Inc.	56,709	12,765,196
eBay, Inc.	467,272	30,251,189
Etsy, Inc. *	109,022	5,580,836
Floor & Decor Holdings, Inc., Class A *	104,674	10,114,649
GameStop Corp., Class A *	396,011	9,916,115
Genuine Parts Co.	135,575	16,930,606
Home Depot, Inc.	970,589	384,935,597
Lithia Motors, Inc.	25,864	8,908,596
LKQ Corp.	253,734	10,705,038
Lowe's Cos., Inc.	553,988	137,743,576
Murphy USA, Inc.	17,721	8,315,402
O'Reilly Automotive, Inc. *	56,311	77,351,042
Penske Automotive Group, Inc.	17,658	2,979,434
Pool Corp.	37,299	12,942,753
Ross Stores, Inc.	323,510	45,394,923
TJX Cos., Inc.	1,102,008	137,486,518
Tractor Supply Co.	524,337	29,022,053
Ulta Beauty, Inc. *	46,280	16,955,141
Williams-Sonoma, Inc.	122,839	23,902,013
		3,060,813,631

Consumer Durables & Apparel 0.7%
Deckers Outdoor Corp. *	147,921	20,614,271
DR Horton, Inc.	284,300	36,052,083
Garmin Ltd.	150,516	34,457,628
Hasbro, Inc.	129,008	8,399,711
SECURITY	NUMBER OF SHARES	VALUE ($)
Lennar Corp., Class A	243,271	29,102,510
Lululemon Athletica, Inc. *	110,657	40,457,306
Mohawk Industries, Inc. *	50,982	5,994,973
NIKE, Inc., Class B	1,164,070	92,462,080
NVR, Inc. *	2,986	21,635,302
PulteGroup, Inc.	201,238	20,783,861
Somnigroup International, Inc.	171,123	10,931,337
Tapestry, Inc.	228,855	19,548,794
Toll Brothers, Inc.	98,146	10,957,019
TopBuild Corp. *	28,775	8,816,372
VF Corp.	323,745	8,070,963
		368,284,210

Consumer Services 2.3%
ADT, Inc.	348,379	2,853,224
Airbnb, Inc., Class A *	422,282	58,642,301
Aramark	256,207	9,492,469
Booking Holdings, Inc.	32,307	162,052,235
Caesars Entertainment, Inc. *	210,323	6,986,930
Carnival Corp. *	1,012,611	24,231,781
Cava Group, Inc. *	79,053	7,512,407
Chipotle Mexican Grill, Inc. *	1,333,623	71,975,633
Churchill Downs, Inc.	71,405	8,461,492
Darden Restaurants, Inc.	114,993	23,051,497
Domino's Pizza, Inc.	33,508	16,409,203
DoorDash, Inc., Class A *	326,287	64,748,392
DraftKings, Inc., Class A *	477,845	20,958,282
Expedia Group, Inc. *	120,532	23,860,515
Flutter Entertainment PLC *	173,273	48,618,671
Hilton Worldwide Holdings, Inc.	237,704	62,982,052
Las Vegas Sands Corp.	338,250	15,123,157
Light & Wonder, Inc. *	86,431	9,635,328
Marriott International, Inc., Class A	224,919	63,078,534
McDonald's Corp.	700,169	215,883,108
MGM Resorts International *	225,606	7,842,065
Norwegian Cruise Line Holdings Ltd. *	430,920	9,790,502
Royal Caribbean Cruises Ltd.	242,064	59,571,950
Service Corp. International	142,399	11,534,319
Starbucks Corp.	1,108,371	128,360,446
Texas Roadhouse, Inc.	64,758	11,921,300
Vail Resorts, Inc.	36,931	5,871,660
Wingstop, Inc.	28,214	6,624,083
Wyndham Hotels & Resorts, Inc.	77,061	8,348,018
Wynn Resorts Ltd.	88,965	7,946,354
Yum! Brands, Inc.	272,168	42,558,910
		1,216,926,818

Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc., Class A	394,723	8,304,972
BJ's Wholesale Club Holdings, Inc. *	128,261	12,987,709
Casey's General Stores, Inc.	36,229	15,006,414
Costco Wholesale Corp.	432,901	453,944,318
Dollar General Corp.	214,532	15,913,984
Dollar Tree, Inc. *	196,455	14,313,711
Kroger Co.	652,055	42,266,205
Performance Food Group Co. *	152,276	12,964,779
Sprouts Farmers Market, Inc. *	97,952	14,536,077
Sysco Corp.	478,814	36,169,609
Target Corp.	450,019	55,910,360
U.S. Foods Holding Corp. *	227,722	16,323,113
Walgreens Boots Alliance, Inc.	699,483	7,470,478
Walmart, Inc.	4,242,147	418,318,116
		1,124,429,845

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 3.3%
Antero Resources Corp. *	287,227	10,541,231
APA Corp.	363,507	7,524,595
Baker Hughes Co.	967,826	43,155,361
Cheniere Energy, Inc.	219,453	50,158,178
Chevron Corp.	1,632,190	258,897,978
Chord Energy Corp.	59,662	6,819,367
ConocoPhillips	1,264,261	125,351,478
Coterra Energy, Inc.	721,781	19,480,869
Devon Energy Corp.	641,078	23,219,845
Diamondback Energy, Inc.	182,331	28,983,336
EOG Resources, Inc.	550,354	69,861,937
EQT Corp.	585,433	28,200,308
Expand Energy Corp.	204,699	20,240,637
Exxon Mobil Corp.	4,294,713	478,130,398
Halliburton Co.	861,136	22,708,156
Hess Corp.	269,940	40,204,864
HF Sinclair Corp.	156,296	5,512,560
Kinder Morgan, Inc.	1,886,375	51,120,762
Marathon Petroleum Corp.	312,999	47,006,190
NOV, Inc.	383,223	5,717,687
Occidental Petroleum Corp.	662,042	32,334,131
ONEOK, Inc.	605,722	60,808,432
Ovintiv, Inc.	256,474	11,146,360
Permian Resources Corp.	632,418	8,910,770
Phillips 66	402,447	52,193,351
Range Resources Corp.	235,516	8,742,354
Schlumberger NV	1,377,571	57,389,608
Targa Resources Corp.	213,509	43,069,035
TechnipFMC PLC	411,020	12,100,429
Texas Pacific Land Corp.	18,462	26,362,813
Valero Energy Corp.	308,345	40,309,942
Williams Cos., Inc.	1,189,973	69,232,629
		1,765,435,591

Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate Equities, Inc.	151,392	15,481,346
American Homes 4 Rent, Class A	312,791	11,576,395
American Tower Corp.	457,167	94,002,679
Americold Realty Trust, Inc.	254,946	5,845,912
AvalonBay Communities, Inc.	138,394	31,301,955
BXP, Inc.	141,489	10,035,815
Camden Property Trust	103,552	12,846,661
Crown Castle, Inc.	423,613	39,861,983
CubeSmart	218,191	9,006,924
Digital Realty Trust, Inc.	303,811	47,491,735
EastGroup Properties, Inc.	48,886	8,938,805
Equinix, Inc.	94,368	85,367,180
Equity LifeStyle Properties, Inc.	187,200	12,838,176
Equity Residential	335,635	24,894,048
Essex Property Trust, Inc.	62,945	19,611,774
Extra Space Storage, Inc.	206,736	31,539,644
Federal Realty Investment Trust	76,174	8,030,263
Gaming & Leisure Properties, Inc.	265,796	13,329,669
Healthcare Realty Trust, Inc.	352,863	6,044,543
Healthpeak Properties, Inc.	687,445	14,065,125
Host Hotels & Resorts, Inc.	685,729	11,060,809
Invitation Homes, Inc.	555,983	18,908,982
Iron Mountain, Inc.	285,850	26,632,644
Kimco Realty Corp.	657,529	14,531,391
Lamar Advertising Co., Class A	85,299	10,596,695
Lineage, Inc.	56,908	3,428,707
Mid-America Apartment Communities, Inc.	114,278	19,212,417
Millrose Properties, Inc., Class A *	121,045	2,767,089
NNN REIT, Inc.	185,986	7,895,106
SECURITY	NUMBER OF SHARES	VALUE ($)
Omega Healthcare Investors, Inc.	263,288	9,699,530
Prologis, Inc.	905,880	112,256,650
Public Storage	153,655	46,652,731
Realty Income Corp.	854,907	48,755,346
Regency Centers Corp.	158,117	12,127,574
Rexford Industrial Realty, Inc.	215,022	8,884,709
SBA Communications Corp.	105,618	23,014,162
Simon Property Group, Inc.	300,332	55,888,782
Sun Communities, Inc.	116,992	15,928,461
UDR, Inc.	291,863	13,186,370
Ventas, Inc.	409,738	28,345,675
VICI Properties, Inc.	1,030,470	33,479,970
Welltower, Inc.	578,566	88,815,667
Weyerhaeuser Co.	707,582	21,298,218
WP Carey, Inc.	212,996	13,676,473
		1,149,154,790

Financial Services 8.8%
AGNC Investment Corp.	868,399	9,057,402
Ally Financial, Inc.	265,442	9,847,898
American Express Co.	543,664	163,621,117
Ameriprise Financial, Inc.	94,609	50,833,416
Annaly Capital Management, Inc.	550,624	12,091,703
Apollo Global Management, Inc.	437,445	65,297,415
ARES Management Corp., Class A	181,872	31,089,200
Bank of New York Mellon Corp.	709,184	63,081,917
Berkshire Hathaway, Inc., Class B *	1,790,945	920,241,269
Blackrock, Inc.	142,206	139,046,183
Blackstone, Inc.	705,331	113,671,144
Block, Inc. *	546,022	35,655,237
Blue Owl Capital, Inc.	513,042	11,045,794
Capital One Financial Corp.	372,297	74,664,163
Carlyle Group, Inc.	209,253	10,429,169
Cboe Global Markets, Inc.	102,211	21,546,079
Charles Schwab Corp. (b)	1,653,400	131,494,902
CME Group, Inc.	352,258	89,392,513
Coinbase Global, Inc., Class A *	199,648	43,048,102
Corebridge Financial, Inc.	254,824	8,837,296
Corpay, Inc. *	67,975	24,950,224
Discover Financial Services	245,894	47,996,050
Equitable Holdings, Inc.	306,399	16,858,073
FactSet Research Systems, Inc.	37,022	17,094,538
Fidelity National Information Services, Inc.	524,871	37,328,825
Fiserv, Inc. *	555,921	131,025,020
Franklin Resources, Inc.	301,491	6,105,193
Global Payments, Inc.	249,473	26,264,517
Goldman Sachs Group, Inc.	306,686	190,847,631
Interactive Brokers Group, Inc., Class A	106,187	21,704,623
Intercontinental Exchange, Inc.	561,754	97,312,645
Invesco Ltd.	433,127	7,532,078
Jack Henry & Associates, Inc.	70,820	12,293,644
Jefferies Financial Group, Inc.	160,854	10,648,535
KKR & Co., Inc.	659,796	89,461,740
LPL Financial Holdings, Inc.	73,247	27,228,840
MarketAxess Holdings, Inc.	37,363	7,203,213
Mastercard, Inc., Class A	800,887	461,559,187
Moody's Corp.	152,198	76,698,660
Morgan Stanley	1,211,808	161,303,763
Morningstar, Inc.	26,790	8,404,559
MSCI, Inc.	76,745	45,318,690
Nasdaq, Inc.	404,100	33,451,398
Northern Trust Corp.	193,251	21,300,125
PayPal Holdings, Inc. *	981,193	69,713,763
Raymond James Financial, Inc.	178,125	27,550,594
Robinhood Markets, Inc., Class A *	697,947	34,967,145
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
S&P Global, Inc.	310,330	165,635,534
SEI Investments Co.	95,614	7,653,901
SoFi Technologies, Inc. *	1,058,123	15,311,040
Starwood Property Trust, Inc.	309,876	6,358,655
State Street Corp.	286,253	28,404,885
Synchrony Financial	379,379	23,020,718
T. Rowe Price Group, Inc.	215,910	22,826,005
Toast, Inc., Class A *	404,530	15,614,858
Tradeweb Markets, Inc., Class A	113,794	15,404,294
Visa, Inc., Class A	1,688,513	612,440,550
Voya Financial, Inc.	95,278	6,884,788
WEX, Inc. *	38,361	6,026,513
		4,641,696,933

Food, Beverage & Tobacco 2.4%
Altria Group, Inc.	1,657,490	92,570,816
Archer-Daniels-Midland Co.	466,413	22,014,694
Brown-Forman Corp., Class B	231,854	7,676,686
Bunge Global SA	134,761	9,997,919
Campbell's Co.	196,003	7,851,880
Celsius Holdings, Inc. *	152,512	3,918,033
Coca-Cola Co.	3,788,412	269,772,818
Coca-Cola Consolidated, Inc.	5,730	8,120,098
Conagra Brands, Inc.	466,218	11,907,208
Constellation Brands, Inc., Class A	152,194	26,710,047
Darling Ingredients, Inc. *	156,482	5,647,435
General Mills, Inc.	543,426	32,942,484
Hershey Co.	144,718	24,994,246
Hormel Foods Corp.	281,154	8,049,439
J.M. Smucker Co.	104,115	11,507,831
Kellanova	263,457	21,840,585
Keurig Dr. Pepper, Inc.	1,168,881	39,180,891
Kraft Heinz Co.	860,754	26,433,755
Lamb Weston Holdings, Inc.	140,406	7,282,859
McCormick & Co., Inc. - Non Voting Shares	247,769	20,468,197
Molson Coors Beverage Co., Class B	169,957	10,416,665
Mondelez International, Inc., Class A	1,308,273	84,030,375
Monster Beverage Corp. *	682,989	37,325,349
PepsiCo, Inc.	1,340,539	205,732,520
Philip Morris International, Inc.	1,518,603	235,808,674
Pilgrim's Pride Corp. *	41,453	2,254,629
Post Holdings, Inc. *	45,469	5,161,186
Primo Brands Corp.	152,154	5,126,068
Tyson Foods, Inc., Class A	280,037	17,177,470
		1,261,920,857

Health Care Equipment & Services 4.4%
Abbott Laboratories	1,695,178	233,951,516
Align Technology, Inc. *	68,901	12,886,554
Baxter International, Inc.	499,469	17,236,675
Becton Dickinson & Co.	282,356	63,679,749
Boston Scientific Corp. *	1,440,000	149,457,600
Cardinal Health, Inc.	237,058	30,694,270
Cencora, Inc.	171,727	43,539,664
Centene Corp. *	492,446	28,640,659
Chemed Corp.	14,541	8,736,233
Cigna Group	272,020	84,013,377
Cooper Cos., Inc. *	193,978	17,531,732
CVS Health Corp.	1,228,296	80,723,613
DaVita, Inc. *	44,830	6,629,460
Dexcom, Inc. *	380,862	33,656,775
Edwards Lifesciences Corp. *	575,004	41,181,786
Elevance Health, Inc.	226,420	89,861,570
Encompass Health Corp.	97,530	9,766,654
GE HealthCare Technologies, Inc.	446,988	39,044,402
SECURITY	NUMBER OF SHARES	VALUE ($)
HCA Healthcare, Inc.	178,372	54,635,344
Henry Schein, Inc. *	122,382	8,832,309
Hologic, Inc. *	226,762	14,374,443
Humana, Inc.	117,773	31,848,175
IDEXX Laboratories, Inc. *	79,673	34,825,865
Insulet Corp. *	68,083	18,536,958
Intuitive Surgical, Inc. *	347,991	199,451,042
Labcorp Holdings, Inc.	81,387	20,431,392
Masimo Corp. *	44,045	8,314,375
McKesson Corp.	123,999	79,391,600
Medtronic PLC	1,253,828	115,377,252
Molina Healthcare, Inc. *	55,786	16,798,280
Penumbra, Inc. *	37,823	10,796,197
Quest Diagnostics, Inc.	108,917	18,831,749
ResMed, Inc.	143,768	33,572,703
Solventum Corp. *	135,732	10,824,627
STERIS PLC	96,637	21,188,629
Stryker Corp.	335,111	129,416,517
Teleflex, Inc.	45,981	6,103,978
Tenet Healthcare Corp. *	92,335	11,688,688
UnitedHealth Group, Inc.	899,361	427,160,500
Universal Health Services, Inc., Class B	57,615	10,097,029
Veeva Systems, Inc., Class A *	145,164	32,537,059
Zimmer Biomet Holdings, Inc.	194,401	20,279,912
		2,326,546,912

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	238,683	26,541,550
Clorox Co.	121,445	18,992,784
Colgate-Palmolive Co.	796,961	72,658,934
Coty, Inc., Class A *	353,915	2,013,776
Estee Lauder Cos., Inc., Class A	226,330	16,275,390
Kenvue, Inc.	1,871,858	44,175,849
Kimberly-Clark Corp.	325,573	46,234,622
Procter & Gamble Co.	2,301,820	400,148,389
Reynolds Consumer Products, Inc.	52,125	1,276,020
		628,317,314

Insurance 2.3%
Aflac, Inc.	489,697	53,607,131
Allstate Corp.	259,054	51,590,604
American Financial Group, Inc.	70,205	8,865,487
American International Group, Inc.	607,946	50,423,041
Aon PLC, Class A	211,049	86,344,367
Arch Capital Group Ltd.	365,317	33,941,602
Arthur J Gallagher & Co.	244,257	82,495,359
Assurant, Inc.	50,172	10,430,257
Brown & Brown, Inc.	232,923	27,610,692
Chubb Ltd.	366,364	104,589,595
Cincinnati Financial Corp.	153,622	22,706,868
CNA Financial Corp.	20,051	981,897
Erie Indemnity Co., Class A	24,124	10,326,761
Everest Group Ltd.	41,681	14,722,563
Fidelity National Financial, Inc.	255,949	16,516,389
Globe Life, Inc.	81,498	10,385,290
Hartford Insurance Group, Inc.	282,306	33,391,154
Kinsale Capital Group, Inc.	21,396	9,239,863
Loews Corp.	176,759	15,319,703
Markel Group, Inc. *	12,601	24,363,277
Marsh & McLennan Cos., Inc.	479,532	114,051,891
MetLife, Inc.	567,043	48,867,766
Old Republic International Corp.	231,234	8,904,821
Principal Financial Group, Inc.	206,403	18,378,123
Progressive Corp.	571,949	161,289,618
Prudential Financial, Inc.	347,080	39,948,908
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Reinsurance Group of America, Inc.	64,112	12,994,861
RenaissanceRe Holdings Ltd.	50,876	12,089,155
Travelers Cos., Inc.	221,695	57,305,941
Unum Group	166,307	13,685,403
W.R. Berkley Corp.	292,460	18,448,377
Willis Towers Watson PLC	98,109	33,322,722
		1,207,139,486

Materials 2.2%
Air Products & Chemicals, Inc.	217,186	68,663,354
Albemarle Corp.	113,562	8,747,681
Alcoa Corp.	249,766	8,304,719
Amcor PLC	1,414,209	14,311,795
AptarGroup, Inc.	65,963	9,680,070
Avery Dennison Corp.	79,178	14,883,089
Axalta Coating Systems Ltd. *	215,970	7,820,274
Ball Corp.	290,566	15,309,923
Berry Global Group, Inc.	111,857	8,072,720
Celanese Corp.	106,001	5,399,691
CF Industries Holdings, Inc.	169,383	13,723,411
Cleveland-Cliffs, Inc. *	492,223	5,335,697
Corteva, Inc.	669,958	42,193,955
CRH PLC	663,700	68,042,524
Crown Holdings, Inc.	115,085	10,315,069
Dow, Inc.	683,701	26,055,845
DuPont de Nemours, Inc.	410,171	33,539,683
Eastman Chemical Co.	112,771	11,034,642
Ecolab, Inc.	246,130	66,211,431
FMC Corp.	120,952	4,463,129
Freeport-McMoRan, Inc.	1,403,014	51,785,247
International Flavors & Fragrances, Inc.	251,419	20,568,588
International Paper Co.	512,233	28,864,330
Linde PLC	465,310	217,323,035
LyondellBasell Industries NV, Class A	254,395	19,545,168
Martin Marietta Materials, Inc.	59,487	28,740,549
Mosaic Co.	306,854	7,339,948
Newmont Corp.	1,114,428	47,742,095
Nucor Corp.	228,721	31,442,276
Packaging Corp. of America	87,133	18,567,171
PPG Industries, Inc.	227,575	25,766,041
Reliance, Inc.	52,500	15,600,900
Royal Gold, Inc.	64,989	9,553,383
RPM International, Inc.	125,352	15,529,859
Sherwin-Williams Co.	226,557	82,074,804
Smurfit WestRock PLC	480,575	25,023,540
Steel Dynamics, Inc.	137,486	18,570,234
Vulcan Materials Co.	129,025	31,909,173
Westlake Corp.	31,693	3,559,124
		1,141,614,167

Media & Entertainment 8.2%
Alphabet, Inc., Class A	5,709,219	972,165,811
Alphabet, Inc., Class C	4,650,253	800,866,572
Charter Communications, Inc., Class A *	94,269	34,273,380
Comcast Corp., Class A	3,732,393	133,918,261
Electronic Arts, Inc.	232,971	30,081,216
Fox Corp., Class A	337,652	19,448,755
Interpublic Group of Cos., Inc.	366,324	10,037,278
Liberty Broadband Corp., Class C *	125,762	10,345,182
Liberty Media Corp.-Liberty Formula One, Class C *	238,586	23,006,848
Live Nation Entertainment, Inc. *	153,462	22,000,312
Match Group, Inc.	241,223	7,649,181
Meta Platforms, Inc., Class A	2,130,071	1,423,313,442
SECURITY	NUMBER OF SHARES	VALUE ($)
Netflix, Inc. *	417,688	409,568,145
News Corp., Class A	489,985	14,023,371
Omnicom Group, Inc.	190,960	15,803,850
Paramount Global, Class B (a)	598,255	6,796,177
Pinterest, Inc., Class A *	578,892	21,407,426
ROBLOX Corp., Class A *	521,364	33,179,605
Roku, Inc. *	125,675	10,495,119
Sirius XM Holdings, Inc.	214,793	5,195,843
Snap, Inc., Class A *	1,051,029	10,773,047
Take-Two Interactive Software, Inc. *	159,313	33,771,170
TKO Group Holdings, Inc. *	64,541	9,722,456
Trade Desk, Inc., Class A *	438,393	30,827,796
Walt Disney Co.	1,769,938	201,418,944
Warner Bros Discovery, Inc. *	2,180,104	24,983,992
		4,315,073,179

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
AbbVie, Inc.	1,726,430	360,875,663
Agilent Technologies, Inc.	280,551	35,888,084
Alnylam Pharmaceuticals, Inc. *	125,511	30,969,839
Amgen, Inc.	525,147	161,776,785
Avantor, Inc. *	663,687	11,083,573
Biogen, Inc. *	141,626	19,898,453
BioMarin Pharmaceutical, Inc. *	186,379	13,262,730
Bio-Rad Laboratories, Inc., Class A *	18,587	4,928,529
Bio-Techne Corp.	156,336	9,653,748
Bristol-Myers Squibb Co.	1,983,265	118,242,259
Bruker Corp.	106,105	5,010,278
Charles River Laboratories International, Inc. *	50,740	8,387,829
Danaher Corp.	628,021	130,477,643
Elanco Animal Health, Inc. *	475,845	5,315,189
Eli Lilly & Co.	769,886	708,780,148
Exact Sciences Corp. *	180,966	8,579,598
Gilead Sciences, Inc.	1,218,401	139,275,418
Illumina, Inc. *	154,500	13,710,330
Incyte Corp. *	155,180	11,405,730
Insmed, Inc. *	174,310	14,214,980
IQVIA Holdings, Inc. *	169,082	31,922,682
Jazz Pharmaceuticals PLC *	60,026	8,615,532
Johnson & Johnson	2,351,783	388,091,231
Medpace Holdings, Inc. *	24,757	8,103,461
Merck & Co., Inc.	2,472,955	228,130,099
Mettler-Toledo International, Inc. *	20,543	26,145,487
Moderna, Inc. *	328,639	10,174,663
Natera, Inc. *	128,458	19,986,780
Neurocrine Biosciences, Inc. *	98,444	11,687,272
Pfizer, Inc.	5,539,706	146,414,430
Regeneron Pharmaceuticals, Inc.	102,970	71,949,258
Repligen Corp. *	50,597	8,058,078
Revvity, Inc.	119,289	13,378,261
Roivant Sciences Ltd. *	423,003	4,543,052
Royalty Pharma PLC, Class A	376,208	12,655,637
Sarepta Therapeutics, Inc. *	93,056	9,933,728
Thermo Fisher Scientific, Inc.	373,474	197,552,807
United Therapeutics Corp. *	43,345	13,872,567
Vertex Pharmaceuticals, Inc. *	251,519	120,676,301
Viatris, Inc.	1,172,786	10,824,815
Waters Corp. *	58,246	21,978,546
West Pharmaceutical Services, Inc.	70,770	16,442,702
Zoetis, Inc.	440,585	73,683,435
		3,266,557,630

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	293,727	41,691,610
CoStar Group, Inc. *	399,872	30,490,240
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	46,295	12,587,148
Zillow Group, Inc., Class C *	200,881	15,399,537
		100,168,535

Semiconductors & Semiconductor Equipment 10.1%
Advanced Micro Devices, Inc. *	1,584,721	158,250,239
Analog Devices, Inc.	485,041	111,588,533
Applied Materials, Inc.	805,017	127,249,037
Astera Labs, Inc. *	19,276	1,433,171
Broadcom, Inc.	4,563,615	910,121,739
Enphase Energy, Inc. *	130,224	7,465,742
Entegris, Inc.	146,485	14,827,212
First Solar, Inc. *	104,169	14,185,734
Intel Corp.	4,217,481	100,080,824
KLA Corp.	130,676	92,628,376
Lam Research Corp.	1,257,829	96,525,798
Lattice Semiconductor Corp. *	135,882	8,470,884
Marvell Technology, Inc.	846,275	77,704,971
Microchip Technology, Inc.	523,111	30,790,314
Micron Technology, Inc.	1,084,681	101,558,682
Monolithic Power Systems, Inc.	47,844	29,233,162
NVIDIA Corp.	23,968,400	2,994,132,528
NXP Semiconductors NV	248,339	53,539,405
ON Semiconductor Corp. *	416,720	19,606,676
Onto Innovation, Inc. *	48,268	7,030,717
Qorvo, Inc. *	91,860	6,677,303
QUALCOMM, Inc.	1,086,024	170,690,392
Skyworks Solutions, Inc.	154,959	10,329,567
Teradyne, Inc.	159,411	17,512,892
Texas Instruments, Inc.	891,118	174,650,217
Universal Display Corp.	42,349	6,505,653
		5,342,789,768

Software & Services 11.4%
Accenture PLC, Class A	610,713	212,833,480
Adobe, Inc. *	430,294	188,709,737
Akamai Technologies, Inc. *	148,209	11,957,502
ANSYS, Inc. *	85,433	28,470,547
AppLovin Corp., Class A *	210,195	68,468,919
Aspen Technology, Inc. *	26,322	6,981,910
Atlassian Corp., Class A *	157,290	44,711,255
Autodesk, Inc. *	210,242	57,650,459
Bentley Systems, Inc., Class B	150,159	6,591,980
Cadence Design Systems, Inc. *	268,410	67,236,705
Cloudflare, Inc., Class A *	297,997	43,298,964
Cognizant Technology Solutions Corp., Class A	485,587	40,463,965
Crowdstrike Holdings, Inc., Class A *	227,668	88,713,113
Datadog, Inc., Class A *	305,237	35,575,372
DocuSign, Inc. *	198,994	16,550,331
Dynatrace, Inc. *	293,511	16,803,505
Elastic NV *	82,982	9,655,786
EPAM Systems, Inc. *	55,833	11,509,415
Fair Isaac Corp. *	23,769	44,836,653
Fortinet, Inc. *	621,590	67,137,936
Gartner, Inc. *	75,204	37,475,657
Gen Digital, Inc.	535,377	14,631,853
GoDaddy, Inc., Class A *	137,011	24,593,474
Guidewire Software, Inc. *	81,258	16,358,861
HubSpot, Inc. *	50,327	36,436,245
International Business Machines Corp.	902,944	227,939,183
Intuit, Inc.	273,777	168,055,274
Manhattan Associates, Inc. *	59,295	10,488,100
Microsoft Corp.	7,264,625	2,883,983,479
MicroStrategy, Inc., Class A *	186,349	47,599,125
SECURITY	NUMBER OF SHARES	VALUE ($)
MongoDB, Inc. *	72,255	19,323,155
Nutanix, Inc., Class A *	243,948	18,757,162
Okta, Inc. *	159,118	14,398,588
Oracle Corp.	1,570,376	260,776,639
Palantir Technologies, Inc., Class A *	2,002,703	170,069,539
Palo Alto Networks, Inc. *	639,760	121,829,497
Procore Technologies, Inc. *	104,076	7,958,692
PTC, Inc. *	117,709	19,260,724
Roper Technologies, Inc.	104,904	61,316,388
Salesforce, Inc.	933,692	278,100,162
ServiceNow, Inc. *	201,262	187,125,357
Snowflake, Inc., Class A *	327,338	57,971,560
Synopsys, Inc. *	150,247	68,704,948
Twilio, Inc., Class A *	149,553	17,935,891
Tyler Technologies, Inc. *	41,777	25,418,380
UiPath, Inc., Class A *	413,491	5,085,939
Unity Software, Inc. *	291,573	7,475,932
VeriSign, Inc. *	80,248	19,089,394
Workday, Inc., Class A *	207,797	54,721,262
Zoom Communications, Inc., Class A *	257,552	18,981,582
Zscaler, Inc. *	92,500	18,151,275
		5,988,170,851

Technology Hardware & Equipment 8.6%
Amphenol Corp., Class A	1,175,927	78,316,738
Apple, Inc.	14,769,752	3,571,916,824
Arista Networks, Inc. *	1,009,581	93,941,512
Arrow Electronics, Inc. *	50,981	5,509,517
CDW Corp.	129,802	23,130,716
Ciena Corp. *	140,114	11,148,871
Cisco Systems, Inc.	3,894,713	249,690,050
Cognex Corp.	167,046	5,479,109
Coherent Corp. *	150,086	11,284,966
Corning, Inc.	754,998	37,863,150
Dell Technologies, Inc., Class C	299,289	30,754,938
F5, Inc. *	57,060	16,686,056
Flex Ltd. *	378,242	14,331,589
Hewlett Packard Enterprise Co.	1,271,532	25,189,049
HP, Inc.	940,492	29,032,988
Jabil, Inc.	110,025	17,045,073
Juniper Networks, Inc.	325,608	11,787,010
Keysight Technologies, Inc. *	169,496	27,039,697
Motorola Solutions, Inc.	163,035	71,771,268
NetApp, Inc.	199,419	19,904,010
Pure Storage, Inc., Class A *	304,220	15,962,423
Sandisk Corp. *	112,377	5,264,847
Seagate Technology Holdings PLC	207,690	21,165,688
Super Micro Computer, Inc. *	497,045	20,607,486
TD SYNNEX Corp.	74,223	10,204,920
TE Connectivity PLC	291,719	44,933,478
Teledyne Technologies, Inc. *	45,743	23,558,560
Trimble, Inc. *	237,343	17,083,949
Ubiquiti, Inc.	4,409	1,506,511
Western Digital Corp. *	337,195	16,498,951
Zebra Technologies Corp., Class A *	50,288	15,843,234
		4,544,453,178

Telecommunication Services 0.9%
AT&T, Inc.	7,012,480	192,212,077
GCI Liberty, Inc. *(c)	75,055	0
Liberty Global Ltd., Class C *	322,584	3,906,492
T-Mobile U.S., Inc.	476,327	128,460,629
Verizon Communications, Inc.	4,113,793	177,304,478
		501,883,676

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.5%
American Airlines Group, Inc. *	640,235	9,187,372
CH Robinson Worldwide, Inc.	115,723	11,759,771
CSX Corp.	1,885,247	60,346,756
Delta Air Lines, Inc.	624,339	37,535,261
Expeditors International of Washington, Inc.	137,154	16,096,393
FedEx Corp.	219,221	57,633,201
JB Hunt Transport Services, Inc.	77,853	12,549,125
Knight-Swift Transportation Holdings, Inc.	155,983	7,867,783
Norfolk Southern Corp.	220,663	54,227,932
Old Dominion Freight Line, Inc.	183,707	32,424,286
Saia, Inc. *	25,689	10,518,104
Southwest Airlines Co.	583,667	18,128,697
Uber Technologies, Inc. *	2,057,918	156,422,347
U-Haul Holding Co., Non Voting Shares	110,554	6,804,599
Union Pacific Corp.	592,827	146,244,493
United Airlines Holdings, Inc. *	322,074	30,213,762
United Parcel Service, Inc., Class B	714,549	85,052,767
XPO, Inc. *	114,050	14,023,588
		767,036,237

Utilities 2.3%
AES Corp.	693,376	8,036,228
Alliant Energy Corp.	253,866	16,381,973
Ameren Corp.	261,624	26,570,533
American Electric Power Co., Inc.	520,498	55,198,813
American Water Works Co., Inc.	189,423	25,755,845
Atmos Energy Corp.	150,952	22,964,328
CenterPoint Energy, Inc.	635,978	21,864,924
CMS Energy Corp.	290,849	21,246,519
Consolidated Edison, Inc.	339,386	34,454,467
Constellation Energy Corp.	305,608	76,568,556
Dominion Energy, Inc.	822,775	46,585,520
DTE Energy Co.	201,954	27,001,250
Duke Energy Corp.	754,115	88,600,971
Edison International	376,270	20,484,139
Entergy Corp.	418,260	36,518,281
Essential Utilities, Inc.	251,862	9,565,719
Evergy, Inc.	224,886	15,496,894
Eversource Energy	358,029	22,559,407
Exelon Corp.	982,500	43,426,500
FirstEnergy Corp.	500,347	19,398,453
NextEra Energy, Inc.	2,009,130	140,980,652
NiSource, Inc.	458,460	18,709,753
NRG Energy, Inc.	197,580	20,886,182
OGE Energy Corp.	196,838	9,109,663
PG&E Corp.	2,133,330	34,858,612
SECURITY	NUMBER OF SHARES	VALUE ($)
Pinnacle West Capital Corp.	109,814	10,162,188
PPL Corp.	724,410	25,506,476
Public Service Enterprise Group, Inc.	488,219	39,618,972
Sempra	617,524	44,196,193
Southern Co.	1,071,273	96,189,603
Vistra Corp.	331,630	44,325,666
WEC Energy Group, Inc.	308,254	32,887,619
Xcel Energy, Inc.	560,245	40,393,664
		1,196,504,563
Total Common Stocks (Cost $30,834,305,177)		52,625,923,517

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)	46,625,455	46,625,455
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)(e)	8,188,450	8,188,450
		54,813,905
Total Short-Term Investments (Cost $54,813,905)		54,813,905
Total Investments in Securities (Cost $30,889,119,082)		52,680,737,422

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	208	62,017,800	(1,329,556)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,854,298.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2025:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/25	BALANCE OF SHARES HELD AT 2/28/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$85,756,490	$28,440,342	($2,607,669 )	$555,571	$19,350,168	$131,494,902	1,653,400	$801,943
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$52,124,039,841	$—	$—	$52,124,039,841
Telecommunication Services	501,883,676	—	0 *	501,883,676
Short-Term Investments[1]	54,813,905	—	—	54,813,905
Liabilities
Futures Contracts[2]	(1,329,556)	—	—	(1,329,556)
Total	$52,679,407,866	$—	$0	$52,679,407,866

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $93,292,115)		$131,494,902
Investments in securities, at value - unaffiliated issuers (cost $30,795,826,967) including securities on loan of $7,854,298		52,549,242,520
Cash		31,503
Deposit with broker for futures contracts		4,854,752
Receivables:
Fund shares sold		52,877,538
Dividends		52,308,134
Variation margin on future contracts		1,379,646
Foreign tax reclaims		18,302
Income from securities on loan	+	2,627
Total assets		52,792,209,924

Liabilities
Collateral held for securities on loan		8,188,450
Payables:
Investments bought		90,884,689
Management fees	+	1,230,452
Total liabilities		100,303,591
Net assets		$52,691,906,333

Net Assets by Source
Capital received from investors		$31,749,717,254
Total distributable earnings	+	20,942,189,079
Net assets		$52,691,906,333

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$52,691,906,333		2,242,100,000		$23.50

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $88,548)		$325,450,879
Dividends received from securities - affiliated issuers		801,943
Other Interest		100,325
Securities on loan, net	+	116,389
Total investment income		326,469,536

Expenses
Management fees		7,550,299
Total expenses	–	7,550,299
Net investment income		318,919,237

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(202,707)
Net realized losses on sales of securities - unaffiliated issuers		(184,523,925)
Net realized gains on sales of in-kind redemptions - affiliated issuers		758,278
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		389,843,678
Net realized gains on futures contracts	+	3,558,131
Net realized gains		209,433,455
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		19,350,168
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		2,541,358,967
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,893,110)
Net change in unrealized appreciation (depreciation)	+	2,557,816,025
Net realized and unrealized gains		2,767,249,480
Increase in net assets resulting from operations		$3,086,168,717
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$318,919,237	$534,242,189
Net realized gains		209,433,455	692,975,031
Net change in unrealized appreciation (depreciation)	+	2,557,816,025	8,121,237,671
Increase in net assets resulting from operations		$3,086,168,717	$9,348,454,891

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($316,176,650 )	($532,106,595 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		246,000,000	$5,601,113,876	184,800,000	$3,637,480,109
Shares redeemed	+	(27,850,000)	(650,690,734)	(76,950,000)	(1,500,137,484)
Net transactions in fund shares		218,150,000	$4,950,423,142	107,850,000	$2,137,342,625

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,023,950,000	$44,971,491,124	1,916,100,000	$34,017,800,203
Total increase	+	218,150,000	7,720,415,209	107,850,000	10,953,690,921
End of period		2,242,100,000	$52,691,906,333	2,023,950,000	$44,971,491,124

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*,1	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]	9/1/19– 8/31/20[1,2]
Per-Share Data
Net asset value at beginning of period	$25.41	$19.21	$15.52	$19.59	$15.02	$10.50
Income (loss) from investment operations:
Net investment income (loss)[3]	0.07	0.11	0.09	0.07	0.09	0.09
Net realized and unrealized gains (losses)	1.93	6.20	3.69	(4.05)	4.56	4.52
Total from investment operations	2.00	6.31	3.78	(3.98)	4.65	4.61
Less distributions:
Distributions from net investment income	(0.14)	(0.11)	(0.09)	(0.09)	(0.08)	(0.09)
Net asset value at end of period	$27.27	$25.41	$19.21	$15.52	$19.59	$15.02
Total return	7.54%[4]	32.95%	24.41%	(20.37%)	31.06%	44.22%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[5]	0.04%	0.04%[6]	0.04%[6]	0.04%	0.04%
Net investment income (loss)	0.44%[5]	0.49%	0.54%	0.41%	0.55%	0.74%
Portfolio turnover rate[7]	22%[4]	3%	9%	6%	12%	7%
Net assets, end of period (x 1,000,000)	$37,804	$31,741	$19,818	$14,493	$16,563	$12,785

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 3.1%
Rivian Automotive, Inc., Class A *	1,047,768	12,405,573
Tesla, Inc. *	4,025,985	1,179,533,086
		1,191,938,659

Banks 0.1%
First Citizens BancShares, Inc., Class A	16,602	34,001,892

Capital Goods 3.0%
Advanced Drainage Systems, Inc.	100,366	11,179,769
Axon Enterprise, Inc. *	105,472	55,736,678
Builders FirstSource, Inc. *	164,951	22,926,540
Carlisle Cos., Inc.	64,647	22,029,112
Comfort Systems USA, Inc.	50,810	18,460,797
Core & Main, Inc., Class A *	275,774	14,067,232
EMCOR Group, Inc.	66,143	27,046,534
FTAI Aviation Ltd.	147,641	19,002,873
GE Vernova, Inc.	396,753	132,983,671
Generac Holdings, Inc. *	85,814	11,683,576
General Electric Co.	1,561,518	323,202,996
HEICO Corp.	144,511	38,249,171
Lennox International, Inc.	46,061	27,684,964
Parker-Hannifin Corp.	185,102	123,742,538
TransDigm Group, Inc.	80,942	110,663,902
Trex Co., Inc. *	153,770	9,486,071
United Rentals, Inc.	94,294	60,566,922
Vertiv Holdings Co., Class A	540,876	51,475,169
WillScot Holdings Corp. *	260,550	8,585,123
WW Grainger, Inc.	63,778	65,130,731
		1,153,904,369

Commercial & Professional Services 0.5%
CACI International, Inc., Class A *	32,287	10,811,302
Clean Harbors, Inc. *	72,044	15,384,996
Copart, Inc. *	1,268,945	69,538,186
Dayforce, Inc. *	226,748	14,056,109
Equifax, Inc.	178,247	43,706,164
Parsons Corp. *	67,028	3,902,370
Paycom Software, Inc.	69,945	15,350,829
Paylocity Holding Corp. *	62,630	12,794,683
		185,544,639

Consumer Discretionary Distribution & Retail 6.9%
Amazon.com, Inc. *	10,781,824	2,288,765,599
AutoZone, Inc. *	24,285	84,827,748
Carvana Co. *	170,216	39,677,350
Etsy, Inc. *	162,478	8,317,249
Floor & Decor Holdings, Inc., Class A *	153,858	14,867,298
Murphy USA, Inc.	26,034	12,216,194
O'Reilly Automotive, Inc. *	83,490	114,685,203
Pool Corp.	54,610	18,949,670
Ulta Beauty, Inc. *	67,842	24,854,595
		2,607,160,906

Consumer Durables & Apparel 0.4%
Deckers Outdoor Corp. *	219,160	30,542,138
Lululemon Athletica, Inc. *	162,401	59,375,430
NVR, Inc. *	4,402	31,895,043
SECURITY	NUMBER OF SHARES	VALUE ($)
TopBuild Corp. *	41,827	12,815,374
		134,627,985

Consumer Services 2.4%
Airbnb, Inc., Class A *	624,340	86,702,096
Booking Holdings, Inc.	47,849	240,011,062
Cava Group, Inc. *	117,117	11,129,629
Chipotle Mexican Grill, Inc. *	1,965,005	106,051,320
Churchill Downs, Inc.	105,827	12,540,499
Domino's Pizza, Inc.	49,459	24,220,567
DoorDash, Inc., Class A *	481,814	95,611,170
DraftKings, Inc., Class A *	700,619	30,729,149
Flutter Entertainment PLC *	256,367	71,934,017
Hilton Worldwide Holdings, Inc.	351,605	93,161,261
Marriott International, Inc., Class A	332,195	93,164,088
Texas Roadhouse, Inc.	96,835	17,826,355
Wingstop, Inc.	41,826	9,819,908
		892,901,121

Consumer Staples Distribution & Retail 1.9%
Casey's General Stores, Inc.	52,910	21,915,851
Costco Wholesale Corp.	638,917	669,974,755
Performance Food Group Co. *	222,967	18,983,411
Sprouts Farmers Market, Inc. *	143,988	21,367,819
		732,241,836

Energy 0.9%
Baker Hughes Co.	1,425,134	63,546,725
Cheniere Energy, Inc.	322,754	73,768,654
Hess Corp.	397,401	59,188,905
NOV, Inc.	552,396	8,241,748
Range Resources Corp.	347,690	12,906,253
Targa Resources Corp.	313,736	63,286,826
TechnipFMC PLC	613,863	18,072,127
Texas Pacific Land Corp.	27,367	39,078,708
		338,089,946

Equity Real Estate Investment Trusts (REITs) 0.4%
Equinix, Inc.	138,975	125,719,565
SBA Communications Corp.	154,869	33,745,955
		159,465,520

Financial Services 7.6%
Apollo Global Management, Inc.	644,216	96,162,122
Blackrock, Inc.	209,723	205,062,955
Block, Inc. *	805,351	52,589,420
Blue Owl Capital, Inc.	750,102	16,149,696
Coinbase Global, Inc., Class A *	294,699	63,542,998
Corpay, Inc. *	100,388	36,847,415
FactSet Research Systems, Inc.	54,373	25,106,189
Fiserv, Inc. *	821,013	193,504,554
Interactive Brokers Group, Inc., Class A	156,525	31,993,710
LPL Financial Holdings, Inc.	107,398	39,924,133
Mastercard, Inc., Class A	1,181,166	680,717,778
Moody's Corp.	224,867	113,319,476
MSCI, Inc.	112,943	66,693,971
Robinhood Markets, Inc., Class A *	1,021,211	51,162,671
S&P Global, Inc.	457,607	244,243,160
Toast, Inc., Class A *	596,532	23,026,135
Tradeweb Markets, Inc., Class A	167,767	22,710,619
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Visa, Inc., Class A	2,490,988	903,506,258
		2,866,263,260

Food, Beverage & Tobacco 0.1%
Celsius Holdings, Inc. *	226,294	5,813,493
Coca-Cola Consolidated, Inc.	8,385	11,882,551
Constellation Brands, Inc., Class A	224,844	39,460,122
		57,156,166

Health Care Equipment & Services 4.2%
Align Technology, Inc. *	100,536	18,803,248
Chemed Corp.	21,526	12,932,821
Dexcom, Inc. *	561,915	49,656,428
Edwards Lifesciences Corp. *	849,822	60,864,252
Elevance Health, Inc.	334,143	132,614,674
Humana, Inc.	173,085	46,805,646
IDEXX Laboratories, Inc. *	117,882	51,527,401
Insulet Corp. *	100,732	27,426,302
Intuitive Surgical, Inc. *	513,304	294,200,188
McKesson Corp.	182,557	116,883,945
Molina Healthcare, Inc. *	82,335	24,792,715
Penumbra, Inc. *	55,217	15,761,140
ResMed, Inc.	211,326	49,348,847
UnitedHealth Group, Inc.	1,327,311	630,419,633
Veeva Systems, Inc., Class A *	214,110	47,990,615
		1,580,027,855

Insurance 0.9%
Everest Group Ltd.	61,341	21,666,868
Kinsale Capital Group, Inc.	31,756	13,713,829
Markel Group, Inc. *	18,548	35,861,445
Progressive Corp.	843,657	237,911,274
RenaissanceRe Holdings Ltd.	74,450	17,690,809
		326,844,225

Materials 1.6%
Cleveland-Cliffs, Inc. *	683,855	7,412,988
Corteva, Inc.	988,458	62,253,085
Linde PLC	686,157	320,469,627
Martin Marietta Materials, Inc.	87,669	42,356,400
Sherwin-Williams Co.	334,096	121,032,958
Vulcan Materials Co.	189,574	46,883,546
		600,408,604

Media & Entertainment 12.6%
Alphabet, Inc., Class A	6,725,362	1,145,194,642
Alphabet, Inc., Class C	5,476,051	943,085,503
Charter Communications, Inc., Class A *	139,323	50,653,663
Liberty Broadband Corp., Class C *	189,258	15,568,363
Liberty Media Corp.-Liberty Formula One, Class C *	354,064	34,142,392
Live Nation Entertainment, Inc. *	227,491	32,613,110
Meta Platforms, Inc., Class A	2,513,708	1,679,659,686
Netflix, Inc. *	615,932	603,958,282
Pinterest, Inc., Class A *	866,042	32,026,233
ROBLOX Corp., Class A *	770,359	49,025,647
Roku, Inc. *	184,279	15,389,139
Take-Two Interactive Software, Inc. *	236,182	50,065,860
TKO Group Holdings, Inc. *	103,116	15,533,394
Trade Desk, Inc., Class A *	657,898	46,263,387
SECURITY	NUMBER OF SHARES	VALUE ($)
Warner Bros Discovery, Inc. *	3,221,858	36,922,493
		4,750,101,794

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Alnylam Pharmaceuticals, Inc. *	185,329	45,729,931
Avantor, Inc. *	977,806	16,329,360
BioMarin Pharmaceutical, Inc. *	273,386	19,454,148
Bio-Rad Laboratories, Inc., Class A *	27,662	7,334,856
Charles River Laboratories International, Inc. *	72,853	12,043,329
Danaher Corp.	926,061	192,398,433
Eli Lilly & Co.	1,135,780	1,045,633,141
Exact Sciences Corp. *	265,724	12,597,975
Illumina, Inc. *	227,764	20,211,777
Insmed, Inc. *	256,901	20,950,277
IQVIA Holdings, Inc. *	248,349	46,888,291
Medpace Holdings, Inc. *	36,532	11,957,654
Mettler-Toledo International, Inc. *	30,365	38,646,143
Moderna, Inc. *	487,309	15,087,087
Natera, Inc. *	189,585	29,497,530
Neurocrine Biosciences, Inc. *	145,459	17,268,893
Regeneron Pharmaceuticals, Inc.	151,579	105,914,310
Repligen Corp. *	74,344	11,840,025
Revvity, Inc.	174,092	19,524,418
Roivant Sciences Ltd. *	603,701	6,483,749
Sarepta Therapeutics, Inc. *	136,894	14,613,435
Thermo Fisher Scientific, Inc.	551,025	291,470,184
Vertex Pharmaceuticals, Inc. *	370,794	177,903,253
Waters Corp. *	85,434	32,237,666
West Pharmaceutical Services, Inc.	103,945	24,150,581
Zoetis, Inc.	649,732	108,661,180
		2,344,827,626

Real Estate Management & Development 0.1%
CoStar Group, Inc. *	590,813	45,049,491

Semiconductors & Semiconductor Equipment 14.8%
Advanced Micro Devices, Inc. *	2,345,645	234,236,110
Broadcom, Inc.	6,733,315	1,342,825,010
Enphase Energy, Inc. *	195,478	11,206,754
First Solar, Inc. *	154,401	21,026,328
KLA Corp.	192,741	136,622,530
Lam Research Corp.	1,859,560	142,702,634
Marvell Technology, Inc.	1,248,394	114,627,537
Monolithic Power Systems, Inc.	70,223	42,906,955
NVIDIA Corp.	28,270,750	3,531,582,090
Qorvo, Inc. *	136,224	9,902,123
Universal Display Corp.	64,633	9,928,922
		5,597,566,993

Software & Services 18.7%
Accenture PLC, Class A	903,106	314,732,441
Adobe, Inc. *	635,696	278,790,838
ANSYS, Inc. *	126,027	41,998,498
AppLovin Corp., Class A *	309,668	100,871,254
Aspen Technology, Inc. *	37,848	10,039,182
Atlassian Corp., Class A *	232,260	66,022,228
Autodesk, Inc. *	310,218	85,064,878
Cadence Design Systems, Inc. *	395,460	99,062,730
Cloudflare, Inc., Class A *	439,612	63,875,624
Crowdstrike Holdings, Inc., Class A *	335,134	130,588,314
Datadog, Inc., Class A *	451,463	52,618,013
DocuSign, Inc. *	292,704	24,344,192
Dynatrace, Inc. *	430,305	24,634,961
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Elastic NV *	124,011	14,429,920
EPAM Systems, Inc. *	81,448	16,789,691
Fair Isaac Corp. *	35,055	66,125,999
Fortinet, Inc. *	916,933	99,037,933
Gartner, Inc. *	111,238	55,432,120
GoDaddy, Inc., Class A *	202,757	36,394,881
HubSpot, Inc. *	74,048	53,610,011
Intuit, Inc.	404,377	248,222,778
Microsoft Corp.	8,568,110	3,401,453,989
MicroStrategy, Inc., Class A *	274,846	70,203,914
MongoDB, Inc. *	105,921	28,326,453
Okta, Inc. *	233,384	21,118,918
Palantir Technologies, Inc., Class A *	2,954,643	250,908,283
Palo Alto Networks, Inc. *	943,477	179,666,325
Procore Technologies, Inc. *	152,936	11,695,016
PTC, Inc. *	173,422	28,377,042
Roper Technologies, Inc.	154,728	90,438,516
Salesforce, Inc.	1,378,852	410,691,068
ServiceNow, Inc. *	297,768	276,852,776
Snowflake, Inc., Class A *	482,461	85,443,843
Synopsys, Inc. *	223,286	102,104,222
Twilio, Inc., Class A *	220,406	26,433,291
Tyler Technologies, Inc. *	61,774	37,585,155
UiPath, Inc., Class A *	610,042	7,503,517
Unity Software, Inc. *	422,101	10,822,670
Workday, Inc., Class A *	307,091	80,869,344
Zoom Communications, Inc., Class A *	379,349	27,958,021
Zscaler, Inc. *	135,804	26,648,819
		7,057,787,668

Technology Hardware & Equipment 11.9%
Apple, Inc.	17,421,501	4,213,215,802
Arista Networks, Inc. *	1,489,329	138,582,063
Coherent Corp. *	223,783	16,826,244
Dell Technologies, Inc., Class C	443,069	45,529,770
Pure Storage, Inc., Class A *	449,443	23,582,274
Super Micro Computer, Inc. *	726,675	30,127,946
Teledyne Technologies, Inc. *	67,109	34,562,477
		4,502,426,576

Telecommunication Services 0.5%
T-Mobile U.S., Inc.	706,913	190,647,367

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 0.8%
JB Hunt Transport Services, Inc.	113,982	18,372,759
Old Dominion Freight Line, Inc.	270,377	47,721,540
Saia, Inc. *	38,118	15,607,034
Uber Technologies, Inc. *	3,042,869	231,288,473
		312,989,806

Utilities 0.3%
Constellation Energy Corp.	450,228	112,802,374
Total Common Stocks (Cost $21,575,065,838)		37,774,776,678

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (a)	12,525,341	12,525,341
Total Short-Term Investments (Cost $12,525,341)		12,525,341
Total Investments in Securities (Cost $21,587,591,179)		37,787,302,019

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 03/21/25	113	22,480,785	(1,025,825)
S&P 500 Index, e-mini, expires 03/21/25	10	2,981,625	(57,909)
			(1,083,734)

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$37,774,776,678	$—	$—	$37,774,776,678
Short-Term Investments[1]	12,525,341	—	—	12,525,341
Liabilities
Futures Contracts[2]	(1,083,734)	—	—	(1,083,734)
Total	$37,786,218,285	$—	$—	$37,786,218,285

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $21,587,591,179)		$37,787,302,019
Deposit with broker for futures contracts		2,495,740
Receivables:
Fund shares sold		19,091,397
Dividends		14,063,528
Variation margin on future contracts	+	423,746
Total assets		37,823,376,430

Liabilities
Payables:
Investments bought		18,488,477
Management fees	+	1,195,591
Total liabilities		19,684,068
Net assets		$37,803,692,362

Net Assets by Source
Capital received from investors		$22,022,383,557
Total distributable earnings	+	15,781,308,805
Net assets		$37,803,692,362

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$37,803,692,362		1,386,100,000		$27.27

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$85,600,085
Other Interest		48,427
Securities on loan, net	+	8,299
Total investment income		85,656,811

Expenses
Management fees		7,113,215
Total expenses	–	7,113,215
Net investment income		78,543,596

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(231,842,364)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		636,125,194
Net realized gains on futures contracts	+	3,698,090
Net realized gains		407,980,920
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,872,373,044
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,628,438)
Net change in unrealized appreciation (depreciation)	+	1,870,744,606
Net realized and unrealized gains		2,278,725,526
Increase in net assets resulting from operations		$2,357,269,122
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$78,543,596	$122,834,369
Net realized gains		407,980,920	372,878,036
Net change in unrealized appreciation (depreciation)	+	1,870,744,606	6,746,265,365
Increase in net assets resulting from operations		$2,357,269,122	$7,241,977,770

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($76,052,400 )	($116,945,705 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		172,800,000	$4,744,532,753	250,600,000	$5,539,224,296
Shares redeemed	+	(35,700,000)	(963,304,825)	(33,400,000)	(741,168,580)
Net transactions in fund shares		137,100,000	$3,781,227,928	217,200,000	$4,798,055,716

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,249,000,000	$31,741,247,712	1,031,800,000	$19,818,159,931
Total increase	+	137,100,000	6,062,444,650	217,200,000	11,923,087,781
End of period		1,386,100,000	$37,803,692,362	1,249,000,000	$31,741,247,712

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*,1	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]
Per-Share Data
Net asset value at beginning of period	$26.51	$22.54	$21.49	$23.56	$17.97	$18.38
Income (loss) from investment operations:
Net investment income (loss)[2]	0.35	0.57	0.56	0.50	0.46	0.64
Net realized and unrealized gains (losses)	1.28	3.98	1.04	(2.08)	5.69	(0.45)
Total from investment operations	1.63	4.55	1.60	(1.58)	6.15	0.19
Less distributions:
Distributions from net investment income	(0.60)	(0.58)	(0.55)	(0.49)	(0.56)	(0.60)
Net asset value at end of period	$27.54	$26.51	$22.54	$21.49	$23.56	$17.97
Total return	5.09%[3]	20.56%	7.60%	(6.78%)	34.95%	1.21%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4]	0.04%	0.04%[5]	0.04%[5]	0.04%	0.04%
Net investment income (loss)	2.24%[4]	2.40%	2.57%	2.19%	2.22%	3.59%
Portfolio turnover rate[6]	6%[3]	6%	7%	8%	23%	19%
Net assets, end of period (x 1,000,000)	$12,347	$11,695	$9,824	$9,497	$9,927	$6,847

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 0.5%
Aptiv PLC *	117,278	7,637,143
Autoliv, Inc.	36,385	3,542,080
BorgWarner, Inc.	109,243	3,252,164
Ford Motor Co.	1,951,388	18,635,756
General Motors Co.	549,243	26,984,309
Gentex Corp.	112,841	2,744,293
Lear Corp.	27,293	2,565,269
Lucid Group, Inc. *(a)	585,805	1,300,487
		66,661,501

Banks 7.7%
Bank of America Corp.	3,335,831	153,781,809
BOK Financial Corp.	11,050	1,204,008
Citigroup, Inc.	945,103	75,560,985
Citizens Financial Group, Inc.	220,622	10,097,869
Comerica, Inc.	66,063	4,249,833
Commerce Bancshares, Inc.	61,505	4,000,900
Cullen/Frost Bankers, Inc.	31,942	4,377,012
East West Bancorp, Inc.	69,298	6,543,810
Fifth Third Bancorp	335,163	14,569,536
First Horizon Corp.	265,014	5,708,402
Huntington Bancshares, Inc.	725,238	11,944,670
JPMorgan Chase & Co.	1,406,884	372,331,851
KeyCorp	496,833	8,605,147
M&T Bank Corp.	82,977	15,908,350
PNC Financial Services Group, Inc.	198,426	38,081,918
Regions Financial Corp.	454,639	10,779,491
Truist Financial Corp.	664,046	30,778,532
U.S. Bancorp	780,202	36,591,474
Webster Financial Corp.	85,621	4,822,175
Wells Fargo & Co.	1,663,812	130,309,756
Western Alliance Bancorp	54,571	4,743,311
Zions Bancorp NA	73,854	3,991,070
		948,981,909

Capital Goods 9.9%
3M Co.	272,206	42,224,595
A.O. Smith Corp.	59,060	3,926,309
Acuity Brands, Inc.	15,318	4,551,437
AECOM	67,026	6,705,951
AGCO Corp.	30,875	2,993,949
Allegion PLC	43,531	5,602,875
AMETEK, Inc.	115,585	21,880,241
API Group Corp. *	120,838	4,745,308
Boeing Co. *	373,582	65,238,625
Carrier Global Corp.	416,679	27,000,799
Caterpillar, Inc.	241,311	82,998,918
CNH Industrial NV	438,565	5,648,717
Cummins, Inc.	68,495	25,218,489
Curtiss-Wright Corp.	18,994	6,109,610
Deere & Co.	127,206	61,159,373
Donaldson Co., Inc.	60,185	4,158,182
Dover Corp.	68,551	13,625,882
Eaton Corp. PLC	197,489	57,927,473
Emerson Electric Co.	285,078	34,668,336
Fastenal Co.	286,267	21,679,000
Ferguson Enterprises, Inc.	100,314	17,805,735
Fortive Corp.	173,017	13,761,772
Fortune Brands Innovations, Inc.	61,988	4,011,863
General Dynamics Corp.	129,048	32,597,525
Graco, Inc.	84,567	7,363,249
SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	324,942	69,176,902
Howmet Aerospace, Inc.	203,186	27,755,208
Hubbell, Inc.	26,858	9,980,164
Huntington Ingalls Industries, Inc.	19,581	3,438,032
IDEX Corp.	37,837	7,352,864
Illinois Tool Works, Inc.	134,398	35,478,384
Ingersoll Rand, Inc.	201,085	17,047,986
ITT, Inc.	40,845	5,768,948
Johnson Controls International PLC	333,631	28,578,831
L3Harris Technologies, Inc.	94,761	19,531,190
Lincoln Electric Holdings, Inc.	28,048	5,797,241
Lockheed Martin Corp.	105,477	47,503,676
Masco Corp.	107,467	8,079,369
Middleby Corp. *	26,758	4,426,041
Nordson Corp.	27,196	5,719,047
Northrop Grumman Corp.	68,484	31,621,802
nVent Electric PLC	82,364	4,969,844
Otis Worldwide Corp.	199,646	19,920,678
Owens Corning	42,681	6,574,581
PACCAR, Inc.	261,818	28,077,362
Pentair PLC	82,869	7,806,260
Quanta Services, Inc.	73,744	19,146,155
Regal Rexnord Corp.	33,204	4,296,598
Rockwell Automation, Inc.	56,350	16,180,903
RTX Corp.	665,135	88,456,304
Sensata Technologies Holding PLC	75,562	2,179,964
Snap-on, Inc.	26,204	8,940,019
Standardaero, Inc. *	29,758	840,068
Stanley Black & Decker, Inc.	76,970	6,660,214
Textron, Inc.	92,968	6,947,499
Toro Co.	51,134	4,101,458
Trane Technologies PLC	112,396	39,754,465
Watsco, Inc.	17,403	8,776,855
WESCO International, Inc.	22,303	4,025,022
Westinghouse Air Brake Technologies Corp.	85,896	15,921,683
Woodward, Inc.	29,812	5,634,319
Xylem, Inc.	121,606	15,917,009
		1,215,987,158

Commercial & Professional Services 2.5%
Automatic Data Processing, Inc.	203,676	64,194,602
Booz Allen Hamilton Holding Corp., Class A	63,672	6,753,052
Broadridge Financial Solutions, Inc.	58,480	14,106,546
Cintas Corp.	171,401	35,565,707
Genpact Ltd.	81,649	4,345,360
Jacobs Solutions, Inc.	62,087	7,953,966
KBR, Inc.	66,517	3,261,328
Leidos Holdings, Inc.	66,482	8,640,665
Paychex, Inc.	160,021	24,270,385
RB Global, Inc.	92,176	9,436,979
Republic Services, Inc.	101,686	24,101,616
Robert Half, Inc.	50,937	3,009,867
Rollins, Inc.	140,522	7,361,948
SS&C Technologies Holdings, Inc.	107,508	9,573,587
Tetra Tech, Inc.	133,698	3,902,645
TransUnion	97,086	8,973,659
Veralto Corp.	123,279	12,298,313
Verisk Analytics, Inc.	70,525	20,939,578
Waste Management, Inc.	182,566	42,497,713
		311,187,516

Consumer Discretionary Distribution & Retail 3.8%
Bath & Body Works, Inc.	109,177	3,955,483
Best Buy Co., Inc.	97,929	8,804,796
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Burlington Stores, Inc. *	31,519	7,858,632
CarMax, Inc. *	77,337	6,416,651
Dick's Sporting Goods, Inc.	28,936	6,513,494
eBay, Inc.	239,780	15,523,357
GameStop Corp., Class A *	202,425	5,068,722
Genuine Parts Co.	69,655	8,698,516
Home Depot, Inc.	496,369	196,859,946
Lithia Motors, Inc.	13,290	4,577,608
LKQ Corp.	129,557	5,466,010
Lowe's Cos., Inc.	283,491	70,487,202
Penske Automotive Group, Inc.	9,447	1,593,992
Ross Stores, Inc.	165,687	23,249,200
TJX Cos., Inc.	563,624	70,317,730
Tractor Supply Co.	267,270	14,793,395
Williams-Sonoma, Inc.	62,961	12,250,951
		462,435,685

Consumer Durables & Apparel 1.1%
DR Horton, Inc.	145,726	18,479,514
Garmin Ltd.	76,634	17,543,822
Hasbro, Inc.	65,520	4,266,007
Lennar Corp., Class A	124,596	14,905,420
Mohawk Industries, Inc. *	26,099	3,068,981
NIKE, Inc., Class B	595,016	47,262,121
PulteGroup, Inc.	102,648	10,601,485
Somnigroup International, Inc.	86,747	5,541,398
Tapestry, Inc.	116,764	9,973,981
Toll Brothers, Inc.	50,285	5,613,817
VF Corp.	165,290	4,120,680
		141,377,226

Consumer Services 2.5%
ADT, Inc.	178,354	1,460,719
Aramark	131,664	4,878,151
Caesars Entertainment, Inc. *	105,892	3,517,732
Carnival Corp. *	520,221	12,448,888
Darden Restaurants, Inc.	58,800	11,787,048
Expedia Group, Inc. *	61,482	12,170,977
Las Vegas Sands Corp.	173,465	7,755,620
Light & Wonder, Inc. *	44,247	4,932,656
McDonald's Corp.	358,114	110,417,290
MGM Resorts International *	112,830	3,921,971
Norwegian Cruise Line Holdings Ltd. *	219,931	4,996,832
Royal Caribbean Cruises Ltd.	123,481	30,388,674
Service Corp. International	72,095	5,839,695
Starbucks Corp.	566,597	65,617,599
Vail Resorts, Inc.	18,754	2,981,698
Wyndham Hotels & Resorts, Inc.	38,748	4,197,571
Wynn Resorts Ltd.	46,020	4,110,506
Yum! Brands, Inc.	139,553	21,821,903
		313,245,530

Consumer Staples Distribution & Retail 2.6%
Albertsons Cos., Inc., Class A	201,229	4,233,858
BJ's Wholesale Club Holdings, Inc. *	66,343	6,717,892
Dollar General Corp.	110,059	8,164,177
Dollar Tree, Inc. *	101,045	7,362,139
Kroger Co.	332,640	21,561,725
Sysco Corp.	245,062	18,511,983
Target Corp.	230,241	28,605,142
U.S. Foods Holding Corp. *	116,062	8,319,324
Walgreens Boots Alliance, Inc.	358,465	3,828,406
Walmart, Inc.	2,169,112	213,896,134
		321,200,780

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 6.4%
Antero Resources Corp. *	146,150	5,363,705
APA Corp.	184,991	3,829,314
Chevron Corp.	835,178	132,475,934
Chord Energy Corp.	30,732	3,512,668
ConocoPhillips	646,611	64,111,481
Coterra Energy, Inc.	367,086	9,907,651
Devon Energy Corp.	327,432	11,859,587
Diamondback Energy, Inc.	93,397	14,846,387
EOG Resources, Inc.	281,273	35,704,795
EQT Corp.	298,761	14,391,317
Expand Energy Corp.	104,770	10,359,658
Exxon Mobil Corp.	2,196,317	244,515,972
Halliburton Co.	438,563	11,564,906
HF Sinclair Corp.	79,401	2,800,473
Kinder Morgan, Inc.	965,078	26,153,614
Marathon Petroleum Corp.	160,569	24,114,252
Occidental Petroleum Corp.	337,898	16,502,938
ONEOK, Inc.	310,301	31,151,117
Ovintiv, Inc.	129,704	5,636,936
Permian Resources Corp.	317,348	4,471,433
Phillips 66	206,335	26,759,586
Schlumberger NV	705,469	29,389,839
Valero Energy Corp.	158,182	20,679,133
Williams Cos., Inc.	609,517	35,461,699
		785,564,395

Equity Real Estate Investment Trusts (REITs) 4.3%
Alexandria Real Estate Equities, Inc.	77,818	7,957,669
American Homes 4 Rent, Class A	158,941	5,882,406
American Tower Corp.	233,513	48,014,943
Americold Realty Trust, Inc.	130,635	2,995,461
AvalonBay Communities, Inc.	71,059	16,072,125
BXP, Inc.	72,695	5,156,256
Camden Property Trust	53,281	6,610,041
Crown Castle, Inc.	217,341	20,451,788
CubeSmart	112,629	4,649,325
Digital Realty Trust, Inc.	155,733	24,344,183
EastGroup Properties, Inc.	24,659	4,508,898
Equity LifeStyle Properties, Inc.	95,261	6,532,999
Equity Residential	170,728	12,662,896
Essex Property Trust, Inc.	32,056	9,987,688
Extra Space Storage, Inc.	106,047	16,178,530
Federal Realty Investment Trust	38,144	4,021,140
Gaming & Leisure Properties, Inc.	137,214	6,881,282
Healthcare Realty Trust, Inc.	177,344	3,037,903
Healthpeak Properties, Inc.	349,153	7,143,670
Host Hotels & Resorts, Inc.	348,180	5,616,143
Invitation Homes, Inc.	284,845	9,687,578
Iron Mountain, Inc.	146,946	13,690,959
Kimco Realty Corp.	337,439	7,457,402
Lamar Advertising Co., Class A	43,922	5,456,430
Lineage, Inc.	29,698	1,789,304
Mid-America Apartment Communities, Inc.	58,315	9,803,918
Millrose Properties, Inc., Class A *	62,295	1,424,064
NNN REIT, Inc.	93,457	3,967,250
Omega Healthcare Investors, Inc.	134,374	4,950,338
Prologis, Inc.	462,600	57,325,392
Public Storage	78,704	23,896,108
Realty Income Corp.	437,488	24,949,941
Regency Centers Corp.	81,718	6,267,771
Rexford Industrial Realty, Inc.	110,967	4,585,156
Simon Property Group, Inc.	153,131	28,496,148
Sun Communities, Inc.	59,711	8,129,653
UDR, Inc.	150,036	6,778,626
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ventas, Inc.	209,894	14,520,467
VICI Properties, Inc.	527,648	17,143,284
Welltower, Inc.	295,661	45,386,920
Weyerhaeuser Co.	364,120	10,960,012
WP Carey, Inc.	109,427	7,026,308
		532,398,375

Financial Services 11.2%
AGNC Investment Corp.	441,585	4,605,732
Ally Financial, Inc.	137,254	5,092,123
American Express Co.	278,168	83,717,441
Ameriprise Financial, Inc.	48,436	26,024,663
Annaly Capital Management, Inc.	280,052	6,149,942
ARES Management Corp., Class A	93,255	15,941,010
Bank of New York Mellon Corp.	363,190	32,305,750
Berkshire Hathaway, Inc., Class B *	915,960	470,647,727
Blackstone, Inc.	360,863	58,156,681
Capital One Financial Corp.	190,733	38,251,503
Carlyle Group, Inc.	105,062	5,236,290
Cboe Global Markets, Inc.	52,199	11,003,549
Charles Schwab Corp. (b)	849,286	67,543,716
CME Group, Inc.	180,079	45,698,648
Corebridge Financial, Inc.	130,408	4,522,549
Discover Financial Services	125,364	24,469,799
Equitable Holdings, Inc.	156,289	8,599,021
Fidelity National Information Services, Inc.	269,050	19,134,836
Franklin Resources, Inc.	154,200	3,122,550
Global Payments, Inc.	126,931	13,363,296
Goldman Sachs Group, Inc.	156,877	97,622,988
Intercontinental Exchange, Inc.	286,941	49,706,789
Invesco Ltd.	225,028	3,913,237
Jack Henry & Associates, Inc.	36,449	6,327,182
Jefferies Financial Group, Inc.	81,163	5,372,991
KKR & Co., Inc.	337,173	45,717,287
MarketAxess Holdings, Inc.	18,866	3,637,176
Morgan Stanley	620,066	82,536,985
Morningstar, Inc.	13,448	4,218,907
Nasdaq, Inc.	207,099	17,143,655
Northern Trust Corp.	98,803	10,890,067
PayPal Holdings, Inc. *	501,283	35,616,157
Raymond James Financial, Inc.	91,583	14,165,143
SEI Investments Co.	49,245	3,942,062
SoFi Technologies, Inc. *	540,806	7,825,463
Starwood Property Trust, Inc.	161,389	3,311,702
State Street Corp.	146,197	14,507,128
Synchrony Financial	194,797	11,820,282
T. Rowe Price Group, Inc.	111,080	11,743,378
Voya Financial, Inc.	47,906	3,461,688
WEX, Inc. *	19,841	3,117,021
		1,380,184,114

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	846,771	47,292,160
Archer-Daniels-Midland Co.	239,311	11,295,479
Brown-Forman Corp., Class B	118,143	3,911,715
Bunge Global SA	70,046	5,196,713
Campbell's Co.	98,392	3,941,584
Coca-Cola Co.	1,937,425	137,964,034
Conagra Brands, Inc.	237,420	6,063,707
Darling Ingredients, Inc. *	79,346	2,863,597
General Mills, Inc.	277,395	16,815,685
Hershey Co.	73,699	12,728,554
Hormel Foods Corp.	145,252	4,158,565
J.M. Smucker Co.	53,073	5,866,159
Kellanova	134,674	11,164,475
SECURITY	NUMBER OF SHARES	VALUE ($)
Keurig Dr. Pepper, Inc.	597,687	20,034,468
Kraft Heinz Co.	440,397	13,524,592
Lamb Weston Holdings, Inc.	71,062	3,685,986
McCormick & Co., Inc. - Non Voting Shares	125,764	10,389,364
Molson Coors Beverage Co., Class B	87,753	5,378,381
Mondelez International, Inc., Class A	668,373	42,929,598
Monster Beverage Corp. *	350,256	19,141,490
PepsiCo, Inc.	685,611	105,220,720
Philip Morris International, Inc.	776,983	120,649,920
Pilgrim's Pride Corp. *	20,098	1,093,130
Post Holdings, Inc. *	23,590	2,677,701
Primo Brands Corp.	77,861	2,623,137
Tyson Foods, Inc., Class A	142,865	8,763,339
		625,374,253

Health Care Equipment & Services 5.2%
Abbott Laboratories	866,744	119,619,339
Baxter International, Inc.	255,454	8,815,718
Becton Dickinson & Co.	144,332	32,551,196
Boston Scientific Corp. *	736,500	76,441,335
Cardinal Health, Inc.	121,066	15,675,626
Cencora, Inc.	87,629	22,217,457
Centene Corp. *	252,719	14,698,137
Cigna Group	139,001	42,930,459
Cooper Cos., Inc. *	99,411	8,984,766
CVS Health Corp.	629,283	41,356,479
DaVita, Inc. *	22,404	3,313,104
Encompass Health Corp.	50,264	5,033,437
GE HealthCare Technologies, Inc.	228,403	19,951,002
HCA Healthcare, Inc.	91,056	27,890,453
Henry Schein, Inc. *	62,096	4,481,468
Hologic, Inc. *	116,131	7,361,544
Labcorp Holdings, Inc.	41,864	10,509,539
Masimo Corp. *	22,364	4,221,652
Medtronic PLC	640,546	58,943,043
Quest Diagnostics, Inc.	55,660	9,623,614
Solventum Corp. *	68,972	5,500,517
STERIS PLC	49,236	10,795,485
Stryker Corp.	171,470	66,219,999
Teleflex, Inc.	23,118	3,068,914
Tenet Healthcare Corp. *	47,497	6,012,645
Universal Health Services, Inc., Class B	29,428	5,157,257
Zimmer Biomet Holdings, Inc.	99,237	10,352,404
		641,726,589

Household & Personal Products 2.6%
Church & Dwight Co., Inc.	122,686	13,642,683
Clorox Co.	61,814	9,667,092
Colgate-Palmolive Co.	408,564	37,248,780
Coty, Inc., Class A *	182,451	1,038,146
Estee Lauder Cos., Inc., Class A	116,419	8,371,690
Kenvue, Inc.	958,246	22,614,606
Kimberly-Clark Corp.	166,662	23,667,671
Procter & Gamble Co.	1,176,860	204,585,342
Reynolds Consumer Products, Inc.	26,928	659,197
		321,495,207

Insurance 4.1%
Aflac, Inc.	249,629	27,326,887
Allstate Corp.	132,270	26,341,570
American Financial Group, Inc.	36,064	4,554,162
American International Group, Inc.	311,748	25,856,379
Aon PLC, Class A	108,088	44,220,962
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arch Capital Group Ltd.	187,364	17,407,989
Arthur J Gallagher & Co.	124,866	42,172,243
Assurant, Inc.	25,492	5,299,532
Brown & Brown, Inc.	118,361	14,030,513
Chubb Ltd.	187,439	53,510,086
Cincinnati Financial Corp.	77,962	11,523,563
CNA Financial Corp.	10,703	524,126
Erie Indemnity Co., Class A	12,437	5,323,907
Fidelity National Financial, Inc.	129,986	8,387,997
Globe Life, Inc.	41,829	5,330,269
Hartford Insurance Group, Inc.	144,945	17,144,095
Loews Corp.	90,379	7,833,148
Marsh & McLennan Cos., Inc.	245,480	58,384,963
MetLife, Inc.	290,585	25,042,615
Old Republic International Corp.	116,363	4,481,139
Principal Financial Group, Inc.	104,853	9,336,111
Prudential Financial, Inc.	177,801	20,464,895
Reinsurance Group of America, Inc.	32,870	6,662,420
Travelers Cos., Inc.	113,464	29,329,309
Unum Group	84,333	6,939,763
W.R. Berkley Corp.	150,307	9,481,366
Willis Towers Watson PLC	50,377	17,110,548
		504,020,557

Materials 3.0%
Air Products & Chemicals, Inc.	111,024	35,100,238
Albemarle Corp.	58,696	4,521,353
Alcoa Corp.	128,526	4,273,490
Amcor PLC	724,782	7,334,794
AptarGroup, Inc.	33,127	4,861,387
Avery Dennison Corp.	40,242	7,564,289
Axalta Coating Systems Ltd. *	109,710	3,972,599
Ball Corp.	149,711	7,888,273
Berry Global Group, Inc.	57,302	4,135,485
Celanese Corp.	54,633	2,783,005
CF Industries Holdings, Inc.	86,625	7,018,358
CRH PLC	339,391	34,794,365
Crown Holdings, Inc.	58,857	5,275,353
Dow, Inc.	349,660	13,325,543
DuPont de Nemours, Inc.	208,970	17,087,477
Eastman Chemical Co.	57,827	5,658,372
Ecolab, Inc.	125,832	33,850,066
FMC Corp.	62,321	2,299,645
Freeport-McMoRan, Inc.	717,380	26,478,496
International Flavors & Fragrances, Inc.	128,020	10,473,316
International Paper Co.	262,047	14,766,349
LyondellBasell Industries NV, Class A	130,259	10,007,799
Mosaic Co.	159,298	3,810,408
Newmont Corp.	568,605	24,359,038
Nucor Corp.	117,451	16,145,989
Packaging Corp. of America	44,466	9,475,260
PPG Industries, Inc.	115,838	13,115,178
Reliance, Inc.	26,958	8,010,839
Royal Gold, Inc.	32,962	4,845,414
RPM International, Inc.	64,451	7,984,834
Smurfit WestRock PLC	247,406	12,882,430
Steel Dynamics, Inc.	70,945	9,582,541
Westlake Corp.	16,588	1,862,832
		375,544,815

Media & Entertainment 1.9%
Comcast Corp., Class A	1,907,479	68,440,347
Electronic Arts, Inc.	118,976	15,362,181
Fox Corp., Class A	173,339	9,984,326
Interpublic Group of Cos., Inc.	185,747	5,089,468
SECURITY	NUMBER OF SHARES	VALUE ($)
Match Group, Inc.	125,230	3,971,043
News Corp., Class A	252,509	7,226,808
Omnicom Group, Inc.	97,129	8,038,396
Paramount Global, Class B (a)	306,637	3,483,396
Sirius XM Holdings, Inc.	110,072	2,662,642
Snap, Inc., Class A *	532,086	5,453,881
Walt Disney Co.	904,966	102,985,131
		232,697,619

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	883,076	184,589,376
Agilent Technologies, Inc.	143,603	18,369,696
Amgen, Inc.	268,621	82,751,385
Biogen, Inc. *	73,000	10,256,500
Bio-Techne Corp.	79,125	4,885,969
Bristol-Myers Squibb Co.	1,013,867	60,446,750
Bruker Corp.	55,221	2,607,536
Elanco Animal Health, Inc. *	247,196	2,761,179
Gilead Sciences, Inc.	622,910	71,204,842
Incyte Corp. *	79,770	5,863,095
Jazz Pharmaceuticals PLC *	30,143	4,326,425
Johnson & Johnson	1,203,135	198,541,338
Merck & Co., Inc.	1,264,112	116,614,332
Pfizer, Inc.	2,831,906	74,847,276
Royalty Pharma PLC, Class A	190,662	6,413,870
United Therapeutics Corp. *	22,359	7,155,998
Viatris, Inc.	597,024	5,510,531
		857,146,098

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	150,477	21,358,705
Jones Lang LaSalle, Inc. *	23,664	6,434,005
Zillow Group, Inc., Class C *	102,642	7,868,536
		35,661,246

Semiconductors & Semiconductor Equipment 3.9%
Analog Devices, Inc.	248,210	57,103,193
Applied Materials, Inc.	411,976	65,121,046
Astera Labs, Inc. *	10,524	782,459
Entegris, Inc.	75,340	7,625,915
Intel Corp.	2,155,289	51,145,008
Lattice Semiconductor Corp. *	68,853	4,292,296
Microchip Technology, Inc.	268,651	15,812,798
Micron Technology, Inc.	553,877	51,859,504
NXP Semiconductors NV	127,114	27,404,507
ON Semiconductor Corp. *	212,765	10,010,593
Onto Innovation, Inc. *	24,623	3,586,586
QUALCOMM, Inc.	555,193	87,259,684
Skyworks Solutions, Inc.	79,898	5,326,001
Teradyne, Inc.	81,439	8,946,889
Texas Instruments, Inc.	455,963	89,364,188
		485,640,667

Software & Services 2.6%
Akamai Technologies, Inc. *	75,149	6,063,021
Bentley Systems, Inc., Class B	76,981	3,379,466
Cognizant Technology Solutions Corp., Class A	247,737	20,643,924
Gen Digital, Inc.	271,043	7,407,605
Guidewire Software, Inc. *	41,593	8,373,503
International Business Machines Corp.	462,066	116,643,941
Manhattan Associates, Inc. *	30,387	5,374,853
Nutanix, Inc., Class A *	124,108	9,542,664
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oracle Corp.	803,160	133,372,750
VeriSign, Inc. *	41,221	9,805,651
		320,607,378

Technology Hardware & Equipment 3.2%
Amphenol Corp., Class A	602,677	40,138,288
Arrow Electronics, Inc. *	26,395	2,852,508
CDW Corp.	66,504	11,851,013
Ciena Corp. *	72,534	5,771,530
Cisco Systems, Inc.	1,991,895	127,700,388
Cognex Corp.	85,732	2,812,010
Corning, Inc.	385,158	19,315,674
F5, Inc. *	29,101	8,510,005
Flex Ltd. *	193,072	7,315,498
Hewlett Packard Enterprise Co.	648,478	12,846,349
HP, Inc.	482,099	14,882,396
Jabil, Inc.	56,278	8,718,588
Juniper Networks, Inc.	165,089	5,976,222
Keysight Technologies, Inc. *	86,658	13,824,551
Motorola Solutions, Inc.	83,556	36,783,022
NetApp, Inc.	102,376	10,218,149
Sandisk Corp. *	57,410	2,689,659
Seagate Technology Holdings PLC	105,973	10,799,708
TD SYNNEX Corp.	38,029	5,228,607
TE Connectivity PLC	149,455	23,020,554
Trimble, Inc. *	122,084	8,787,606
Ubiquiti, Inc.	2,076	709,348
Western Digital Corp. *	172,233	8,427,361
Zebra Technologies Corp., Class A *	25,871	8,150,659
		397,329,693

Telecommunication Services 1.6%
AT&T, Inc.	3,586,100	98,295,001
GCI Liberty, Inc. *(c)	32	0
Liberty Global Ltd., Class C *	161,888	1,960,464
Verizon Communications, Inc.	2,104,024	90,683,434
		190,938,899

Transportation 2.3%
American Airlines Group, Inc. *	327,953	4,706,126
CH Robinson Worldwide, Inc.	59,098	6,005,539
CSX Corp.	964,505	30,873,805
Delta Air Lines, Inc.	320,431	19,264,312
Expeditors International of Washington, Inc.	69,977	8,212,501
FedEx Corp.	112,376	29,543,650
Knight-Swift Transportation Holdings, Inc.	80,818	4,076,460
Norfolk Southern Corp.	112,943	27,755,742
Southwest Airlines Co.	299,455	9,301,072
U-Haul Holding Co., Non Voting Shares	55,470	3,414,178
Union Pacific Corp.	302,963	74,737,942
United Airlines Holdings, Inc. *	164,656	15,446,379
United Parcel Service, Inc., Class B	365,287	43,480,112
XPO, Inc. *	58,178	7,153,567
		283,971,385

Utilities 4.6%
AES Corp.	355,579	4,121,161
Alliant Energy Corp.	128,327	8,280,941
Ameren Corp.	133,162	13,523,933
American Electric Power Co., Inc.	266,212	28,231,783
American Water Works Co., Inc.	97,471	13,253,132
SECURITY	NUMBER OF SHARES	VALUE ($)
Atmos Energy Corp.	77,492	11,788,858
CenterPoint Energy, Inc.	325,631	11,195,194
CMS Energy Corp.	149,324	10,908,118
Consolidated Edison, Inc.	173,275	17,590,878
Dominion Energy, Inc.	419,853	23,772,077
DTE Energy Co.	103,422	13,827,521
Duke Energy Corp.	386,235	45,378,750
Edison International	192,906	10,501,803
Entergy Corp.	214,484	18,726,598
Essential Utilities, Inc.	125,903	4,781,796
Evergy, Inc.	114,919	7,919,068
Eversource Energy	182,780	11,516,968
Exelon Corp.	502,441	22,207,892
FirstEnergy Corp.	256,624	9,949,312
NextEra Energy, Inc.	1,027,628	72,108,657
NiSource, Inc.	233,311	9,521,422
NRG Energy, Inc.	100,941	10,670,473
OGE Energy Corp.	100,540	4,652,991
PG&E Corp.	1,093,907	17,874,440
Pinnacle West Capital Corp.	56,785	5,254,884
PPL Corp.	368,597	12,978,300
Public Service Enterprise Group, Inc.	249,106	20,214,952
Sempra	316,628	22,661,066
Southern Co.	547,645	49,173,045
Vistra Corp.	169,897	22,708,433
WEC Energy Group, Inc.	157,840	16,839,950
Xcel Energy, Inc.	287,161	20,704,308
		572,838,704
Total Common Stocks (Cost $8,833,892,636)		12,324,217,299

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)	9,858,057	9,858,057
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)(e)	4,242,400	4,242,400
		14,100,457
Total Short-Term Investments (Cost $14,100,457)		14,100,457
Total Investments in Securities (Cost $8,847,993,093)		12,338,317,756

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 03/21/25	235	22,481,275	(43,314)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,066,420.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2025:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/25	BALANCE OF SHARES HELD AT 2/28/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$48,558,741	$11,909,212	($3,275,501 )	($125,969 )	$10,477,233	$67,543,716	849,286	$411,753

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,133,278,400	$—	$—	$12,133,278,400
Telecommunication Services	190,938,899	—	0 *	190,938,899
Short-Term Investments[1]	14,100,457	—	—	14,100,457
Liabilities
Futures Contracts[2]	(43,314)	—	—	(43,314)
Total	$12,338,274,442	$—	$0	$12,338,274,442

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $47,311,137)		$67,543,716
Investments in securities, at value - unaffiliated issuers (cost $8,800,681,956) including securities on loan of $4,066,420		12,270,774,040
Cash		21,810
Deposit with broker for futures contracts		1,738,355
Receivables:
Dividends		21,242,846
Investments sold		8,051,718
Variation margin on future contracts		396,981
Foreign tax reclaims		17,089
Income from securities on loan	+	1,475
Total assets		12,369,788,030

Liabilities
Collateral held for securities on loan		4,242,400
Payables:
Investments bought		10,312,620
Fund shares redeemed		8,261,346
Management fees	+	375,216
Total liabilities		23,191,582
Net assets		$12,346,596,448

Net Assets by Source
Capital received from investors		$9,288,865,124
Total distributable earnings	+	3,057,731,324
Net assets		$12,346,596,448

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,346,596,448		448,350,000		$27.54

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $46,595)		$135,014,982
Dividends received from securities - affiliated issuers		411,753
Other Interest		33,177
Securities on loan, net	+	64,087
Total investment income		135,523,999

Expenses
Management fees		2,370,447
Total expenses	–	2,370,447
Net investment income		133,153,552

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(397,603)
Net realized losses on sales of securities - unaffiliated issuers		(55,985,336)
Net realized gains on sales of in-kind redemptions - affiliated issuers		271,634
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		207,556,616
Net realized gains on futures contracts	+	955,697
Net realized gains		152,401,008
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		10,477,233
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		304,322,680
Net change in unrealized appreciation (depreciation) on futures contracts	+	(832,393)
Net change in unrealized appreciation (depreciation)	+	313,967,520
Net realized and unrealized gains		466,368,528
Increase in net assets resulting from operations		$599,522,080
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$133,153,552	$249,839,962
Net realized gains		152,401,008	145,327,779
Net change in unrealized appreciation (depreciation)	+	313,967,520	1,614,942,379
Increase in net assets resulting from operations		$599,522,080	$2,010,110,120

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($137,230,135 )	($252,582,670 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,250,000	$618,661,678	27,300,000	$641,790,853
Shares redeemed	+	(16,050,000)	(429,096,827)	(22,050,000)	(528,973,338)
Net transactions in fund shares		7,200,000	$189,564,851	5,250,000	$112,817,515

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		441,150,000	$11,694,739,652	435,900,000	$9,824,394,687
Total increase	+	7,200,000	651,856,796	5,250,000	1,870,344,965
End of period		448,350,000	$12,346,596,448	441,150,000	$11,694,739,652

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*,1	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]
Per-Share Data
Net asset value at beginning of period	$27.23	$23.91	$22.43	$26.67	$19.15	$18.57
Income (loss) from investment operations:
Net investment income (loss)[2]	0.23	0.38	0.39	0.35	0.31	0.29
Net realized and unrealized gains (losses)	0.87	3.31	1.48	(4.22)	7.48	0.59
Total from investment operations	1.10	3.69	1.87	(3.87)	7.79	0.88
Less distributions:
Distributions from net investment income	(0.44)	(0.37)	(0.39)	(0.37)	(0.27)	(0.30)
Net asset value at end of period	$27.89	$27.23	$23.91	$22.43	$26.67	$19.15
Total return	3.25%[3]	15.63%	8.45%	(14.62%)	40.98%	4.90%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4]	0.04%	0.04%[5]	0.04%[5]	0.04%	0.04%
Net investment income (loss)	1.41%[4]	1.53%	1.71%	1.43%	1.31%	1.61%
Portfolio turnover rate[6]	15%[3]	13%	18%	16%	23%	19%
Net assets, end of period (x 1,000,000)	$11,342	$11,521	$9,976	$9,195	$9,986	$6,678

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.0%
Autoliv, Inc.	187,134	18,217,495
BorgWarner, Inc.	564,833	16,815,078
Gentex Corp.	587,730	14,293,594
Harley-Davidson, Inc.	295,548	7,613,316
Lear Corp.	140,513	13,206,817
Lucid Group, Inc. *(a)	3,032,477	6,732,099
Rivian Automotive, Inc., Class A *	1,883,167	22,296,697
Thor Industries, Inc.	137,258	13,642,073
		112,817,169

Banks 3.8%
Bank OZK	272,394	13,077,636
BOK Financial Corp.	57,592	6,275,224
Comerica, Inc.	339,609	21,847,047
Commerce Bancshares, Inc.	316,377	20,580,324
Cullen/Frost Bankers, Inc.	165,589	22,690,661
East West Bancorp, Inc.	358,006	33,806,507
First Financial Bankshares, Inc.	332,370	12,517,054
First Horizon Corp.	1,368,997	29,488,195
Flagstar Financial, Inc.	782,645	9,391,740
Glacier Bancorp, Inc.	292,768	14,298,789
KeyCorp	2,559,512	44,330,748
Pinnacle Financial Partners, Inc.	197,683	22,587,260
Popular, Inc.	184,161	18,495,289
Prosperity Bancshares, Inc.	245,614	18,853,331
SouthState Corp.	253,376	25,540,301
Synovus Financial Corp.	365,833	18,979,416
Valley National Bancorp	1,222,293	12,027,363
Webster Financial Corp.	442,672	24,931,287
Western Alliance Bancorp	281,693	24,484,755
Wintrust Financial Corp.	171,774	21,380,710
Zions Bancorp NA	380,649	20,570,272
		436,153,909

Capital Goods 13.1%
A.O. Smith Corp.	307,596	20,448,982
AAON, Inc.	174,231	13,380,941
Acuity Brands, Inc.	78,913	23,447,420
Advanced Drainage Systems, Inc.	182,264	20,302,387
AECOM	346,132	34,630,507
AGCO Corp.	159,955	15,510,836
Air Lease Corp.	267,867	12,836,187
Allegion PLC	224,449	28,888,831
Allison Transmission Holdings, Inc.	223,642	22,755,574
API Group Corp. *	624,283	24,515,593
Applied Industrial Technologies, Inc.	99,262	24,873,072
BWX Technologies, Inc.	236,163	24,553,867
Carlisle Cos., Inc.	116,699	39,766,351
Chart Industries, Inc. *	108,663	20,705,735
CNH Industrial NV	2,257,709	29,079,292
Comfort Systems USA, Inc.	91,601	33,281,391
Core & Main, Inc., Class A *	497,480	25,376,455
Crane Co.	125,646	20,479,042
Curtiss-Wright Corp.	97,974	31,514,317
Donaldson Co., Inc.	309,230	21,364,701
EMCOR Group, Inc.	118,766	48,564,605
Flowserve Corp.	339,349	18,677,769
Fluor Corp. *	442,924	16,844,400
Fortune Brands Innovations, Inc.	320,787	20,761,335
FTAI Aviation Ltd.	264,457	34,038,261
Generac Holdings, Inc. *	153,636	20,917,541
SECURITY	NUMBER OF SHARES	VALUE ($)
Graco, Inc.	435,934	37,956,773
Hexcel Corp.	208,817	13,232,733
Huntington Ingalls Industries, Inc.	101,100	17,751,138
IDEX Corp.	195,508	37,993,070
ITT, Inc.	210,455	29,724,664
Leonardo DRS, Inc. *	190,766	5,808,825
Lincoln Electric Holdings, Inc.	145,705	30,115,766
Loar Holdings, Inc. *	45,773	3,326,324
Masco Corp.	557,018	41,876,613
MasTec, Inc. *	158,977	20,760,806
Middleby Corp. *	138,927	22,979,915
Mueller Industries, Inc.	293,685	23,547,663
Nordson Corp.	140,281	29,499,692
nVent Electric PLC	425,546	25,677,446
Oshkosh Corp.	167,877	17,173,817
Owens Corning	221,476	34,116,163
Pentair PLC	426,591	40,184,872
RBC Bearings, Inc. *	80,654	28,970,917
Regal Rexnord Corp.	171,070	22,136,458
Sensata Technologies Holding PLC	387,118	11,168,354
Simpson Manufacturing Co., Inc.	108,705	17,871,102
SiteOne Landscape Supply, Inc. *	116,395	14,701,852
Snap-on, Inc.	135,561	46,249,346
SPX Technologies, Inc. *	119,733	17,439,111
Standardaero, Inc. *	155,054	4,377,174
Textron, Inc.	479,116	35,804,339
Timken Co.	164,842	13,352,202
Toro Co.	264,992	21,255,008
Trex Co., Inc. *	276,683	17,068,574
UFP Industries, Inc.	156,881	16,786,267
Valmont Industries, Inc.	51,783	18,039,644
Watsco, Inc.	89,924	45,351,371
WESCO International, Inc.	115,128	20,777,150
WillScot Holdings Corp. *	477,176	15,722,949
Woodward, Inc.	154,047	29,114,113
Zurn Elkay Water Solutions Corp.	367,556	13,022,509
		1,488,450,112

Commercial & Professional Services 3.5%
Amentum Holdings, Inc. *	320,293	6,290,554
Booz Allen Hamilton Holding Corp., Class A	329,882	34,987,285
CACI International, Inc., Class A *	57,875	19,379,444
Clarivate PLC *	1,148,371	4,926,512
Clean Harbors, Inc. *	130,857	27,944,512
Concentrix Corp.	120,801	5,455,373
Dayforce, Inc. *	407,235	25,244,498
Dun & Bradstreet Holdings, Inc.	796,666	7,225,761
ExlService Holdings, Inc. *	415,371	20,124,725
FTI Consulting, Inc. *	91,285	15,116,796
Genpact Ltd.	418,900	22,293,858
KBR, Inc.	344,075	16,869,997
Maximus, Inc.	155,218	10,120,214
MSA Safety, Inc.	101,475	16,611,457
Parsons Corp. *	120,511	7,016,150
Paycom Software, Inc.	125,553	27,555,117
Paylocity Holding Corp. *	112,282	22,938,090
RB Global, Inc.	476,120	48,745,166
Robert Half, Inc.	262,125	15,488,966
Science Applications International Corp.	127,512	12,596,910
Tetra Tech, Inc.	691,337	20,180,127
TriNet Group, Inc.	79,084	5,829,282
		392,940,794

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 4.2%
Abercrombie & Fitch Co., Class A *	131,726	13,566,461
AutoNation, Inc. *	67,555	12,320,005
Bath & Body Works, Inc.	565,819	20,499,622
Burlington Stores, Inc. *	162,599	40,540,809
CarMax, Inc. *	399,988	33,187,004
Dick's Sporting Goods, Inc.	149,335	33,615,308
Etsy, Inc. *	290,776	14,884,823
Five Below, Inc. *	141,717	12,313,790
Floor & Decor Holdings, Inc., Class A *	276,617	26,729,501
GameStop Corp., Class A *	1,049,573	26,281,308
Gap, Inc.	571,464	12,920,801
Lithia Motors, Inc.	68,775	23,688,861
LKQ Corp.	671,246	28,319,869
Murphy USA, Inc.	47,575	22,324,093
Ollie's Bargain Outlet Holdings, Inc. *	158,464	16,402,609
Penske Automotive Group, Inc.	48,177	8,128,905
Pool Corp.	98,255	34,094,485
RH *	38,695	12,462,499
Valvoline, Inc. *	331,719	12,233,797
Wayfair, Inc., Class A *	256,841	10,158,062
Williams-Sonoma, Inc.	326,250	63,481,725
		478,154,337

Consumer Durables & Apparel 3.2%
Brunswick Corp.	170,094	10,350,220
Columbia Sportswear Co.	82,913	7,200,165
Crocs, Inc. *	150,671	15,002,311
Hasbro, Inc.	338,780	22,057,966
KB Home	181,331	11,061,191
Mattel, Inc. *	869,981	18,530,595
Meritage Homes Corp.	186,462	13,512,901
Mohawk Industries, Inc. *	135,112	15,887,820
Polaris, Inc.	135,304	6,077,856
PVH Corp.	143,786	10,760,944
Ralph Lauren Corp.	103,849	28,157,618
Skechers USA, Inc., Class A *	339,931	20,732,392
Somnigroup International, Inc.	448,421	28,645,134
Tapestry, Inc.	601,649	51,392,858
Taylor Morrison Home Corp. *	267,280	16,475,139
Toll Brothers, Inc.	260,741	29,109,125
TopBuild Corp. *	75,715	23,198,319
VF Corp.	852,804	21,260,404
Whirlpool Corp.	142,470	14,502,021
		363,914,979

Consumer Services 4.3%
ADT, Inc.	916,998	7,510,214
Aramark	680,311	25,205,523
Boyd Gaming Corp.	170,675	13,015,675
Bright Horizons Family Solutions, Inc. *	150,315	19,489,843
Caesars Entertainment, Inc. *	548,708	18,228,080
Cava Group, Inc. *	210,070	19,962,952
Choice Hotels International, Inc. (a)	57,746	8,274,424
Churchill Downs, Inc.	189,798	22,491,063
DraftKings, Inc., Class A *	1,258,953	55,217,679
Duolingo, Inc. *	97,842	30,533,553
H&R Block, Inc.	353,935	19,292,997
Hyatt Hotels Corp., Class A	109,259	15,400,056
Light & Wonder, Inc. *	228,000	25,417,440
MGM Resorts International *	584,328	20,311,241
Norwegian Cruise Line Holdings Ltd. *	1,135,432	25,797,015
Planet Fitness, Inc., Class A *	217,406	20,120,925
Service Corp. International	373,400	30,245,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Roadhouse, Inc.	172,394	31,736,011
Vail Resorts, Inc.	96,823	15,393,889
Wingstop, Inc.	75,434	17,710,394
Wyndham Hotels & Resorts, Inc.	200,854	21,758,514
Wynn Resorts Ltd.	238,937	21,341,853
		484,454,741

Consumer Staples Distribution & Retail 2.2%
Albertsons Cos., Inc., Class A	1,041,601	21,915,285
BJ's Wholesale Club Holdings, Inc. *	342,545	34,686,107
Casey's General Stores, Inc.	95,824	39,691,259
Maplebear, Inc. *	417,848	17,169,374
Performance Food Group Co. *	402,255	34,247,991
Sprouts Farmers Market, Inc. *	258,271	38,327,416
U.S. Foods Holding Corp. *	601,398	43,108,209
Walgreens Boots Alliance, Inc.	1,853,317	19,793,425
		248,939,066

Energy 4.6%
Antero Midstream Corp.	869,683	14,741,127
Antero Resources Corp. *	755,238	27,717,235
APA Corp.	955,887	19,786,861
ChampionX Corp.	491,797	14,655,551
Chord Energy Corp.	157,886	18,046,370
Civitas Resources, Inc.	229,434	8,796,500
DT Midstream, Inc.	250,835	24,102,735
EQT Corp.	1,540,513	74,206,511
Expand Energy Corp.	542,799	53,671,965
HF Sinclair Corp.	413,383	14,580,018
Matador Resources Co.	299,392	15,670,177
Murphy Oil Corp.	353,205	9,356,400
Noble Corp. PLC	338,984	8,779,686
NOV, Inc.	1,005,641	15,004,164
Ovintiv, Inc.	672,101	29,209,509
PBF Energy, Inc., Class A	253,170	5,425,433
Permian Resources Corp.	1,643,020	23,150,152
Range Resources Corp.	623,091	23,129,138
TechnipFMC PLC	1,098,340	32,335,130
Texas Pacific Land Corp.	48,643	69,459,772
Transocean Ltd. *	2,011,029	5,932,535
Valaris Ltd. *	168,522	6,016,235
Weatherford International PLC	187,319	11,596,919
		525,370,123

Equity Real Estate Investment Trusts (REITs) 6.2%
Agree Realty Corp.	266,698	19,682,312
American Homes 4 Rent, Class A	819,148	30,316,667
Americold Realty Trust, Inc.	674,601	15,468,601
Brixmor Property Group, Inc.	780,024	21,809,471
BXP, Inc.	375,642	26,644,287
Camden Property Trust	275,443	34,171,459
CubeSmart	583,999	24,107,479
EastGroup Properties, Inc.	127,606	23,332,757
Equity LifeStyle Properties, Inc.	493,439	33,840,047
Federal Realty Investment Trust	197,464	20,816,655
First Industrial Realty Trust, Inc.	341,268	19,479,577
Gaming & Leisure Properties, Inc.	708,532	35,532,880
Healthcare Realty Trust, Inc.	913,063	15,640,769
Healthpeak Properties, Inc.	1,806,329	36,957,491
Host Hotels & Resorts, Inc.	1,802,460	29,073,680
Kilroy Realty Corp.	273,643	9,769,055
Kimco Realty Corp.	1,740,335	38,461,404
Lamar Advertising Co., Class A	227,078	28,209,900
NNN REIT, Inc.	484,262	20,556,922
Omega Healthcare Investors, Inc.	697,178	25,684,038
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rayonier, Inc.	346,279	9,172,931
Regency Centers Corp.	421,746	32,347,918
Rexford Industrial Realty, Inc.	573,239	23,686,235
STAG Industrial, Inc.	469,751	16,901,641
Terreno Realty Corp.	257,728	17,479,113
UDR, Inc.	775,276	35,026,970
Vornado Realty Trust	427,355	17,966,004
WP Carey, Inc.	565,090	36,284,429
		698,420,692

Financial Services 8.8%
Affiliated Managers Group, Inc.	77,809	13,293,668
Affirm Holdings, Inc., Class A *	638,851	40,982,292
AGNC Investment Corp.	2,286,876	23,852,117
Ally Financial, Inc.	708,230	26,275,333
Annaly Capital Management, Inc.	1,447,217	31,780,885
Blue Owl Capital, Inc.	1,350,172	29,069,203
Carlyle Group, Inc.	544,972	27,161,404
Corebridge Financial, Inc.	675,750	23,435,010
Credit Acceptance Corp. *	16,277	8,014,632
Equitable Holdings, Inc.	809,141	44,518,938
Essent Group Ltd.	274,134	15,795,601
Euronet Worldwide, Inc. *	106,618	10,924,080
Evercore, Inc., Class A	91,406	22,101,971
FactSet Research Systems, Inc.	98,080	45,287,459
Franklin Resources, Inc.	795,907	16,117,117
Houlihan Lokey, Inc.	138,355	23,983,839
Interactive Brokers Group, Inc., Class A	281,159	57,468,900
Invesco Ltd.	1,160,604	20,182,904
Jack Henry & Associates, Inc.	188,488	32,719,632
Jackson Financial, Inc., Class A	190,782	17,481,355
Janus Henderson Group PLC	328,858	13,877,808
Jefferies Financial Group, Inc.	419,138	27,746,936
Lazard, Inc., Class A	290,925	14,589,889
MarketAxess Holdings, Inc.	97,358	18,769,649
MGIC Investment Corp.	652,713	16,063,267
Morningstar, Inc.	69,763	21,886,048
OneMain Holdings, Inc.	308,287	16,567,343
Rithm Capital Corp.	1,341,145	16,294,912
Robinhood Markets, Inc., Class A *	1,833,365	91,851,587
SEI Investments Co.	252,947	20,248,407
SoFi Technologies, Inc. *	2,801,630	40,539,586
Starwood Property Trust, Inc.	827,666	16,983,706
Stifel Financial Corp.	264,253	28,061,026
Toast, Inc., Class A *	1,070,100	41,305,860
Tradeweb Markets, Inc., Class A	300,077	40,621,423
Voya Financial, Inc.	248,555	17,960,584
Western Union Co.	870,764	9,430,374
WEX, Inc. *	102,752	16,142,339
		999,387,084

Food, Beverage & Tobacco 2.3%
Bunge Global SA	360,627	26,754,917
Campbell's Co.	507,238	20,319,954
Celsius Holdings, Inc. *	406,213	10,435,612
Coca-Cola Consolidated, Inc.	15,217	21,564,315
Darling Ingredients, Inc. *	410,452	14,813,213
Flowers Foods, Inc.	504,746	9,458,940
Freshpet, Inc. *	125,453	13,427,235
Ingredion, Inc.	168,253	21,975,524
J.M. Smucker Co.	274,771	30,370,439
Lamb Weston Holdings, Inc.	368,294	19,103,410
Lancaster Colony Corp.	49,713	9,502,888
Molson Coors Beverage Co., Class B	451,057	27,645,284
Pilgrim's Pride Corp. *	103,441	5,626,156
SECURITY	NUMBER OF SHARES	VALUE ($)
Post Holdings, Inc. *	122,048	13,853,668
Primo Brands Corp.	406,654	13,700,173
		258,551,728

Health Care Equipment & Services 3.8%
Acadia Healthcare Co., Inc. *	239,809	7,189,474
Chemed Corp.	38,682	23,240,145
DaVita, Inc. *	116,469	17,223,436
DENTSPLY SIRONA, Inc.	513,149	8,492,616
Encompass Health Corp.	260,164	26,052,823
Ensign Group, Inc.	146,945	18,977,947
Glaukos Corp. *	142,409	17,091,928
Globus Medical, Inc., Class A *	293,707	23,590,546
HealthEquity, Inc. *	225,451	24,745,502
Henry Schein, Inc. *	321,975	23,236,936
Inspire Medical Systems, Inc. *	77,207	14,328,847
Insulet Corp. *	181,099	49,307,825
Lantheus Holdings, Inc. *	179,649	16,854,669
Masimo Corp. *	114,740	21,659,470
Option Care Health, Inc. *	439,290	14,716,215
Penumbra, Inc. *	99,103	28,287,960
Solventum Corp. *	356,867	28,460,143
Teleflex, Inc.	119,941	15,922,168
Tenet Healthcare Corp. *	245,520	31,080,377
Universal Health Services, Inc., Class B	151,620	26,571,405
		437,030,432

Household & Personal Products 0.4%
BellRing Brands, Inc. *	333,683	24,452,290
Coty, Inc., Class A *	942,559	5,363,161
elf Beauty, Inc. *	145,350	10,210,837
Reynolds Consumer Products, Inc.	140,052	3,428,473
		43,454,761

Insurance 4.4%
American Financial Group, Inc.	186,427	23,542,001
Assurant, Inc.	132,439	27,532,744
Axis Capital Holdings Ltd.	196,651	19,051,549
CNA Financial Corp.	56,032	2,743,887
Everest Group Ltd.	110,982	39,201,062
F&G Annuities & Life, Inc.	45,447	1,935,133
Fidelity National Financial, Inc.	671,154	43,309,568
First American Financial Corp.	266,308	17,493,772
Globe Life, Inc.	216,771	27,623,128
Hanover Insurance Group, Inc.	92,824	15,829,277
Kinsale Capital Group, Inc.	57,119	24,666,840
Lincoln National Corp.	439,264	17,131,296
Loews Corp.	466,671	40,446,376
Old Republic International Corp.	602,268	23,193,341
Primerica, Inc.	86,178	24,991,620
Reinsurance Group of America, Inc.	170,045	34,466,421
RenaissanceRe Holdings Ltd.	134,142	31,874,822
RLI Corp.	215,512	16,398,308
Ryan Specialty Holdings, Inc.	274,835	19,235,702
Selective Insurance Group, Inc.	156,963	13,505,881
Unum Group	433,748	35,693,123
		499,865,851

Materials 6.5%
Albemarle Corp.	303,560	23,383,227
Alcoa Corp.	667,060	22,179,745
AptarGroup, Inc.	171,802	25,211,943
Ashland, Inc.	125,993	7,662,894
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ATI, Inc. *	368,351	21,423,294
Avery Dennison Corp.	207,436	38,991,745
Axalta Coating Systems Ltd. *	563,019	20,386,918
Berry Global Group, Inc.	295,428	21,321,039
Carpenter Technology Corp.	128,717	26,653,429
Celanese Corp.	282,492	14,390,142
Cleveland-Cliffs, Inc. *	1,247,287	13,520,591
Commercial Metals Co.	294,368	14,259,186
Crown Holdings, Inc.	305,198	27,354,897
Eagle Materials, Inc.	86,621	19,594,536
Eastman Chemical Co.	299,316	29,288,071
FMC Corp.	321,995	11,881,616
Graphic Packaging Holding Co.	775,663	20,694,689
International Paper Co.	1,354,805	76,343,262
Louisiana-Pacific Corp.	161,391	16,085,841
Mosaic Co.	820,328	19,622,246
Olin Corp.	300,924	7,640,460
Packaging Corp. of America	230,215	49,056,514
Reliance, Inc.	139,726	41,520,978
Royal Gold, Inc.	169,801	24,960,747
RPM International, Inc.	332,280	41,166,169
Sealed Air Corp.	375,127	12,821,841
Sonoco Products Co.	253,051	12,100,899
Steel Dynamics, Inc.	365,549	49,374,703
U.S. Steel Corp.	581,466	23,386,563
Westlake Corp.	86,310	9,692,613
		741,970,798

Media & Entertainment 3.6%
Endeavor Group Holdings, Inc., Class A (a)	493,514	16,083,621
IAC, Inc. *	182,332	8,427,385
Interpublic Group of Cos., Inc.	962,100	26,361,540
Liberty Broadband Corp., Class C *	330,404	27,179,033
Liberty Media Corp.-Liberty Formula One, Class C *	631,109	60,857,841
Match Group, Inc.	648,457	20,562,571
New York Times Co., Class A	421,366	20,263,491
News Corp., Class A	1,313,313	37,587,018
Nexstar Media Group, Inc.	75,225	12,724,309
Paramount Global, Class B (a)	1,582,291	17,974,826
Pinterest, Inc., Class A *	1,531,632	56,639,751
Roku, Inc. *	330,207	27,575,587
Sirius XM Holdings, Inc.	569,235	13,769,795
Snap, Inc., Class A *	2,755,518	28,244,060
TKO Group Holdings, Inc. *	171,800	25,879,952
Trump Media & Technology Group Corp. *	235,392	5,672,947
		405,803,727

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Alkermes PLC *	418,025	14,350,798
Apellis Pharmaceuticals, Inc. *	276,383	6,951,033
BioMarin Pharmaceutical, Inc. *	492,046	35,013,993
Bio-Rad Laboratories, Inc., Class A *	49,588	13,148,754
Bio-Techne Corp.	409,677	25,297,555
Bruker Corp.	286,056	13,507,564
Charles River Laboratories International, Inc. *	132,049	21,829,020
CRISPR Therapeutics AG *	219,795	9,653,396
Cytokinetics, Inc. *	304,986	14,029,356
Elanco Animal Health, Inc. *	1,275,347	14,245,626
Exact Sciences Corp. *	478,021	22,662,976
Exelixis, Inc. *	737,454	28,532,095
Halozyme Therapeutics, Inc. *	328,560	19,434,324
Incyte Corp. *	412,959	30,352,487
SECURITY	NUMBER OF SHARES	VALUE ($)
Insmed, Inc. *	461,889	37,667,048
Intra-Cellular Therapies, Inc. *	254,587	32,638,053
Ionis Pharmaceuticals, Inc. *	406,929	13,505,974
Jazz Pharmaceuticals PLC *	156,122	22,408,191
Medpace Holdings, Inc. *	65,816	21,542,893
Natera, Inc. *	340,917	53,043,276
Neurocrine Biosciences, Inc. *	261,430	31,036,970
Organon & Co.	663,441	9,891,905
Repligen Corp. *	134,613	21,438,466
Revolution Medicines, Inc. *	442,720	18,036,413
Roivant Sciences Ltd. *	1,109,587	11,916,964
Royalty Pharma PLC, Class A	986,644	33,190,704
Sarepta Therapeutics, Inc. *	246,376	26,300,638
Sotera Health Co. *	396,076	4,939,068
Summit Therapeutics, Inc. *	362,479	7,499,691
United Therapeutics Corp. *	115,264	36,890,243
Vaxcyte, Inc. *	296,096	21,620,930
Viatris, Inc.	3,082,543	28,451,872
		701,028,276

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc. *	122,513	33,310,060
Zillow Group, Inc., Class C *	527,187	40,414,155
		73,724,215

Semiconductors & Semiconductor Equipment 1.7%
Allegro MicroSystems, Inc. *	336,799	7,510,618
Amkor Technology, Inc.	291,401	6,148,561
Astera Labs, Inc. *	53,317	3,964,119
Cirrus Logic, Inc. *	136,959	14,272,497
Entegris, Inc.	389,872	39,462,844
Lattice Semiconductor Corp. *	356,211	22,206,194
MACOM Technology Solutions Holdings, Inc. *	149,602	17,302,967
MKS Instruments, Inc.	173,465	15,927,556
Onto Innovation, Inc. *	127,591	18,584,905
Qorvo, Inc. *	244,152	17,747,409
Rambus, Inc. *	275,272	15,384,952
Universal Display Corp.	113,763	17,476,272
		195,988,894

Software & Services 5.4%
ASGN, Inc. *	114,048	7,684,554
Aspen Technology, Inc. *	68,498	18,169,095
Bentley Systems, Inc., Class B	397,794	17,463,157
Bill Holdings, Inc. *	245,882	13,572,686
CCC Intelligent Solutions Holdings, Inc. *	1,191,605	12,142,455
Commvault Systems, Inc. *	112,925	19,260,488
Confluent, Inc., Class A *	666,323	21,149,092
DocuSign, Inc. *	524,143	43,592,973
Dolby Laboratories, Inc., Class A	154,072	12,573,816
Dropbox, Inc., Class A *	575,013	14,938,838
Dynatrace, Inc. *	770,783	44,127,327
Elastic NV *	222,837	25,929,313
EPAM Systems, Inc. *	146,449	30,188,997
Guidewire Software, Inc. *	215,671	43,418,886
Informatica, Inc., Class A *	217,020	4,158,103
Manhattan Associates, Inc. *	157,682	27,890,792
Nutanix, Inc., Class A *	643,099	49,447,882
Okta, Inc. *	419,318	37,944,086
Procore Technologies, Inc. *	276,353	21,132,714
Qualys, Inc. *	94,320	12,399,307
Samsara, Inc., Class A *	543,856	25,931,054
SentinelOne, Inc., Class A *	751,983	15,513,409
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SPS Commerce, Inc. *	97,023	12,923,464
Twilio, Inc., Class A *	396,085	47,502,474
UiPath, Inc., Class A *	1,096,288	13,484,342
Unity Software, Inc. *	760,279	19,493,554
		612,032,858

Technology Hardware & Equipment 3.4%
Arrow Electronics, Inc. *	135,923	14,689,199
Ciena Corp. *	372,879	29,669,982
Cognex Corp.	442,405	14,510,884
Coherent Corp. *	399,310	30,024,119
F5, Inc. *	149,986	43,860,406
Fabrinet *	93,653	18,735,283
Flex Ltd. *	1,001,182	37,934,786
Insight Enterprises, Inc. *	70,509	10,849,925
Jabil, Inc.	291,336	45,133,773
Juniper Networks, Inc.	854,907	30,947,633
Littelfuse, Inc.	64,149	14,889,624
Novanta, Inc. *	92,641	13,399,594
TD SYNNEX Corp.	195,558	26,887,269
Trimble, Inc. *	630,493	45,382,886
Ubiquiti, Inc.	10,856	3,709,387
		380,624,750

Telecommunication Services 0.3%
Frontier Communications Parent, Inc. *	572,305	20,597,257
GCI Liberty, Inc. *(b)	1,240	0
Liberty Global Ltd., Class C *	832,875	10,086,116
		30,683,373

Transportation 2.8%
Alaska Air Group, Inc. *	327,807	23,693,890
American Airlines Group, Inc. *	1,697,010	24,352,094
CH Robinson Worldwide, Inc.	305,282	31,022,757
GXO Logistics, Inc. *	308,478	12,160,203
Kirby Corp. *	147,865	15,410,490
Knight-Swift Transportation Holdings, Inc.	418,217	21,094,866
Landstar System, Inc.	90,998	14,450,482
Lyft, Inc., Class A *	942,336	12,570,762
Saia, Inc. *	68,662	28,112,969
U-Haul Holding Co., Non Voting Shares	287,272	17,681,592
United Airlines Holdings, Inc. *	849,089	79,653,039
XPO, Inc. *	300,524	36,952,431
		317,155,575

Utilities 3.5%
AES Corp.	1,836,833	21,288,894
Alliant Energy Corp.	662,484	42,750,093
Black Hills Corp.	185,296	11,336,409
SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Utilities, Inc.	652,407	24,778,418
Evergy, Inc.	593,757	40,915,795
IDACORP, Inc.	137,370	16,197,297
MDU Resources Group, Inc.	525,326	9,061,873
National Fuel Gas Co.	236,000	17,747,200
NiSource, Inc.	1,205,133	49,181,478
NRG Energy, Inc.	523,093	55,296,161
OGE Energy Corp.	518,804	24,010,249
Pinnacle West Capital Corp.	293,612	27,170,854
Portland General Electric Co.	271,747	12,182,418
Talen Energy Corp. *	131,297	27,303,211
UGI Corp.	553,829	18,918,799
		398,139,149
Total Common Stocks (Cost $8,963,183,265)		11,325,057,393

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (c)	8,323,674	8,323,674
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (c)(d)	35,676,100	35,676,100
		43,999,774
Total Short-Term Investments (Cost $43,999,774)		43,999,774
Total Investments in Securities (Cost $9,007,183,039)		11,369,057,167

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/21/25	54	16,738,380	(359,179)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $35,211,408.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$11,294,374,020	$—	$—	$11,294,374,020
Telecommunication Services	30,683,373	—	0 *	30,683,373
Short-Term Investments[1]	43,999,774	—	—	43,999,774
Liabilities
Futures Contracts[2]	(359,179)	—	—	(359,179)
Total	$11,368,697,988	$—	$—	$11,368,697,988

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $9,007,183,039) including securities on loan of $35,211,408		$11,369,057,167
Cash		84
Deposit with broker for futures contracts		1,527,258
Receivables:
Dividends		7,722,067
Income from securities on loan		378,963
Variation margin on future contracts		158,268
Investments sold		96,007
Foreign tax reclaims	+	49,045
Total assets		11,378,988,859

Liabilities
Collateral held for securities on loan		35,676,100
Payables:
Investments bought		1,223,584
Management fees	+	356,500
Total liabilities		37,256,184
Net assets		$11,341,732,675

Net Assets by Source
Capital received from investors		$9,745,475,876
Total distributable earnings	+	1,596,256,799
Net assets		$11,341,732,675

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,341,732,675		406,650,000		$27.89

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $64,009)		$82,664,575
Other Interest		21,778
Securities on loan, net	+	1,003,280
Total investment income		83,689,633

Expenses
Management fees		2,306,310
Total expenses	–	2,306,310
Net investment income		81,383,323

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(341,698,503)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		887,577,092
Net realized gains on futures contracts	+	1,151,213
Net realized gains		547,029,802
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(234,696,150)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(641,843)
Net change in unrealized appreciation (depreciation)	+	(235,337,993)
Net realized and unrealized gains		311,691,809
Increase in net assets resulting from operations		$393,075,132
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$81,383,323	$163,417,679
Net realized gains		547,029,802	179,093,348
Net change in unrealized appreciation (depreciation)	+	(235,337,993)	1,255,046,861
Increase in net assets resulting from operations		$393,075,132	$1,597,557,888

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($92,932,190 )	($158,269,360 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		43,800,000	$1,199,883,681	48,900,000	$1,155,974,412
Shares redeemed	+	(60,300,000)	(1,679,357,592)	(43,050,000)	(1,050,154,369)
Net transactions in fund shares		(16,500,000)	($479,473,911 )	5,850,000	$105,820,043

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		423,150,000	$11,521,063,644	417,300,000	$9,975,955,073
Total increase (decrease)	+	(16,500,000)	(179,330,969)	5,850,000	1,545,108,571
End of period		406,650,000	$11,341,732,675	423,150,000	$11,521,063,644

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*,1	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]	9/1/19– 8/31/20[1,2]
Per-Share Data
Net asset value at beginning of period	$25.56	$22.11	$21.04	$25.93	$17.81	$17.30
Income (loss) from investment operations:
Net investment income (loss)[3]	0.22	0.32	0.33	0.28	0.28	0.26
Net realized and unrealized gains (losses)	(0.19)	3.46	1.05	(4.86)	8.10	0.50
Total from investment operations	0.03	3.78	1.38	(4.58)	8.38	0.76
Less distributions:
Distributions from net investment income	(0.34)	(0.33)	(0.31)	(0.31)	(0.26)	(0.25)
Net asset value at end of period	$25.25	$25.56	$22.11	$21.04	$25.93	$17.81
Total return	(0.24%)[4]	17.29%	6.69%	(17.78%)	47.33%	4.53%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[5]	0.04%	0.04%[6]	0.04%[6]	0.04%	0.04%
Net investment income (loss)	1.51%[5]	1.38%	1.55%	1.20%	1.18%	1.50%
Portfolio turnover rate[7]	8%[4]	11%	9%	15%	15%	12%
Net assets, end of period (x 1,000,000)	$17,692	$17,910	$14,481	$13,539	$16,622	$10,044

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.2%
Adient PLC *	419,796	6,645,371
American Axle & Manufacturing Holdings, Inc. *	560,926	2,782,193
Dana, Inc.	622,444	9,255,742
Dorman Products, Inc. *	130,481	17,153,032
Fox Factory Holding Corp. *	202,027	5,602,209
Garrett Motion, Inc.	590,901	5,708,104
Gentherm, Inc. *	148,067	4,898,056
Goodyear Tire & Rubber Co. *	1,372,590	12,970,976
Harley-Davidson, Inc.	550,920	14,191,699
Holley, Inc. *	281,228	764,940
LCI Industries	122,611	12,729,474
Luminar Technologies, Inc. *(a)	136,103	707,736
Mobileye Global, Inc., Class A *(a)	476,973	7,517,094
Modine Manufacturing Co. *	252,648	21,363,915
Patrick Industries, Inc.	161,609	14,641,775
Phinia, Inc.	202,735	9,996,863
QuantumScape Corp. *(a)	1,824,758	8,558,115
Solid Power, Inc. *(a)	684,325	841,720
Standard Motor Products, Inc.	98,779	2,818,165
Stoneridge, Inc. *	124,743	701,056
Thor Industries, Inc.	255,442	25,388,380
Visteon Corp. *	133,033	11,536,622
Winnebago Industries, Inc.	140,028	5,658,531
XPEL, Inc. *	110,087	3,680,208
		206,111,976

Banks 8.6%
1st Source Corp.	80,967	5,254,758
Amalgamated Financial Corp.	99,646	3,233,513
Amerant Bancorp, Inc.	170,404	3,912,476
Ameris Bancorp	311,980	20,147,668
Arrow Financial Corp.	69,125	1,868,449
Associated Banc-Corp.	776,444	19,294,633
Atlantic Union Bankshares Corp.	431,689	15,398,347
Axos Financial, Inc. *	260,518	17,402,602
Banc of California, Inc.	665,967	9,902,929
BancFirst Corp.	95,599	11,410,697
Bancorp, Inc. *	230,787	12,882,530
Bank First Corp.	43,448	4,550,744
Bank of Hawaii Corp.	191,316	13,816,842
Bank of Marin Bancorp	70,078	1,708,502
Bank OZK	507,768	24,377,942
BankUnited, Inc.	359,509	13,510,348
Banner Corp.	166,525	11,486,895
Berkshire Hills Bancorp, Inc.	203,841	5,807,430
Brookline Bancorp, Inc.	425,669	5,022,894
Burke & Herbert Financial Services Corp.	63,650	3,969,214
Business First Bancshares, Inc.	132,407	3,512,758
Byline Bancorp, Inc.	119,097	3,399,028
Cadence Bank	882,036	29,248,314
Camden National Corp.	69,728	3,066,637
Capitol Federal Financial, Inc.	583,853	3,456,410
Cathay General Bancorp	342,163	16,064,553
Central Pacific Financial Corp.	129,519	3,761,232
Citizens Financial Services, Inc.	21,371	1,292,304
City Holding Co.	71,183	8,470,065
Coastal Financial Corp. *	52,595	5,192,704
Columbia Banking System, Inc.	1,008,243	26,950,335
Columbia Financial, Inc. *	130,495	2,070,956
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Financial System, Inc.	252,625	15,988,636
Community Trust Bancorp, Inc.	73,568	4,016,077
ConnectOne Bancorp, Inc.	170,294	4,347,606
CrossFirst Bankshares, Inc. *	211,528	3,382,333
Customers Bancorp, Inc. *	141,027	7,615,458
CVB Financial Corp.	631,812	12,743,648
Dime Community Bancshares, Inc.	190,531	5,906,461
Eagle Bancorp, Inc.	144,223	3,354,627
Eastern Bankshares, Inc.	918,243	16,427,367
Enterprise Financial Services Corp.	179,004	10,575,556
Equity Bancshares, Inc., Class A	63,514	2,727,291
FB Financial Corp.	169,424	8,559,300
Financial Institutions, Inc.	74,042	2,074,657
First BanCorp	782,303	15,231,439
First Bancorp/Southern Pines NC	200,029	8,393,217
First Bancshares, Inc.	137,014	4,887,289
First Busey Corp.	255,895	6,138,921
First Commonwealth Financial Corp.	490,439	8,062,817
First Community Bankshares, Inc.	77,896	3,266,958
First Financial Bancorp	459,686	12,599,993
First Financial Bankshares, Inc.	619,554	23,332,404
First Financial Corp.	50,982	2,636,279
First Foundation, Inc.	365,880	1,862,329
First Hawaiian, Inc.	614,455	16,534,984
First Interstate BancSystem, Inc., Class A	412,413	12,661,079
First Merchants Corp.	282,670	12,380,946
First Mid Bancshares, Inc.	97,644	3,720,236
First of Long Island Corp.	100,364	1,321,794
Firstsun Capital Bancorp *	52,825	2,101,379
Five Star Bancorp	77,421	2,358,244
Flagstar Financial, Inc.	1,458,015	17,496,180
Flushing Financial Corp.	139,183	1,994,492
FNB Corp.	1,729,563	25,666,715
Fulton Financial Corp.	874,365	17,329,914
German American Bancorp, Inc.	142,058	5,670,955
Glacier Bancorp, Inc.	545,633	26,648,716
Great Southern Bancorp, Inc.	41,359	2,440,595
Hancock Whitney Corp.	414,368	23,672,844
Hanmi Financial Corp.	143,898	3,454,991
HarborOne Bancorp, Inc.	183,273	2,124,134
HBT Financial, Inc.	60,434	1,510,850
Heritage Commerce Corp.	293,231	3,111,181
Heritage Financial Corp.	165,228	4,175,312
Hilltop Holdings, Inc.	223,118	7,137,545
Home BancShares, Inc.	889,197	26,631,450
HomeStreet, Inc. *	84,703	850,418
HomeTrust Bancshares, Inc.	67,066	2,462,664
Hope Bancorp, Inc.	577,600	6,307,392
Horizon Bancorp, Inc.	208,237	3,548,358
Independent Bank Corp.	101,008	3,432,252
Independent Bank Corp.	204,567	14,025,114
International Bancshares Corp.	256,967	17,216,789
Kearny Financial Corp.	270,605	1,891,529
Lakeland Financial Corp.	122,226	8,117,029
Live Oak Bancshares, Inc.	161,988	5,152,838
Mercantile Bank Corp.	77,236	3,723,548
Metrocity Bankshares, Inc.	86,868	2,630,363
Midland States Bancorp, Inc.	102,476	1,985,985
National Bank Holdings Corp., Class A	183,818	7,696,460
NB Bancorp, Inc. *	183,316	3,541,665
NBT Bancorp, Inc.	227,985	10,886,284
Nicolet Bankshares, Inc.	64,481	7,729,337
Northfield Bancorp, Inc.	179,742	2,117,361
Northwest Bancshares, Inc.	610,191	7,700,610
OceanFirst Financial Corp.	280,060	5,043,881
OFG Bancorp	221,430	9,408,561
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Old National Bancorp	1,535,894	36,477,483
Old Second Bancorp, Inc.	214,257	3,929,473
Origin Bancorp, Inc.	140,208	5,428,854
Orrstown Financial Services, Inc.	94,825	3,176,638
Pacific Premier Bancorp, Inc.	462,745	11,054,978
Park National Corp.	69,832	11,622,838
Pathward Financial, Inc.	119,950	9,297,325
Peapack-Gladstone Financial Corp.	74,377	2,406,840
Peoples Bancorp, Inc.	169,055	5,409,760
Pinnacle Financial Partners, Inc.	368,829	42,142,402
Popular, Inc.	343,418	34,489,470
Preferred Bank	59,399	5,271,661
Premier Financial Corp.	171,483	4,808,383
Prosperity Bancshares, Inc.	458,636	35,204,899
Provident Financial Services, Inc.	626,140	11,427,055
QCR Holdings, Inc.	81,813	6,162,973
Renasant Corp.	306,336	11,089,363
Republic Bancorp, Inc., Class A	45,514	3,087,215
S&T Bancorp, Inc.	183,187	7,367,781
Sandy Spring Bancorp, Inc.	218,711	6,992,191
Seacoast Banking Corp. of Florida	408,286	11,546,328
ServisFirst Bancshares, Inc.	241,948	22,114,047
Simmons First National Corp., Class A	604,208	13,274,450
Southern Missouri Bancorp, Inc.	45,320	2,642,156
Southside Bancshares, Inc.	136,295	4,191,071
SouthState Corp.	472,363	47,614,190
Stellar Bancorp, Inc.	228,690	6,652,592
Stock Yards Bancorp, Inc.	130,909	9,538,030
Synovus Financial Corp.	682,086	35,386,622
Texas Capital Bancshares, Inc. *	222,086	17,580,328
TFS Financial Corp.	255,478	3,369,755
Tompkins Financial Corp.	59,851	4,123,135
Towne Bank	333,705	12,307,040
TriCo Bancshares	159,814	6,987,068
Triumph Financial, Inc. *	106,168	7,309,667
TrustCo Bank Corp.	90,594	2,990,508
Trustmark Corp.	293,358	10,733,969
UMB Financial Corp.	327,252	36,105,713
United Bankshares, Inc.	649,480	23,472,207
United Community Banks, Inc.	575,688	18,554,424
Univest Financial Corp.	139,820	4,272,899
Valley National Bancorp	2,287,564	22,509,630
Veritex Holdings, Inc.	263,414	6,938,325
WaFd, Inc.	391,416	11,581,999
Washington Trust Bancorp, Inc.	81,706	2,624,397
WesBanco, Inc.	322,036	11,293,803
Westamerica BanCorp	127,743	6,657,965
Wintrust Financial Corp.	319,841	39,810,609
WSFS Financial Corp.	283,108	15,369,933
		1,515,588,788

Capital Goods 11.8%
374Water, Inc. *	330,961	113,553
3D Systems Corp. *	636,319	2,157,121
AAON, Inc.	324,630	24,931,584
AAR Corp. *	169,249	11,004,570
AeroVironment, Inc. *	135,006	20,199,598
Air Lease Corp.	499,512	23,936,615
AirJoule Technologies Corp. *(a)	95,347	763,729
Alamo Group, Inc.	50,069	8,761,074
Albany International Corp., Class A	150,224	11,502,652
Allison Transmission Holdings, Inc.	417,225	42,452,644
Ameresco, Inc., Class A *	154,748	1,826,026
American Superconductor Corp. *	188,612	4,283,379
American Woodmark Corp. *	74,152	4,603,356
Amprius Technologies, Inc. *(a)	182,195	464,597
SECURITY	NUMBER OF SHARES	VALUE ($)
Apogee Enterprises, Inc.	104,808	5,024,496
Applied Industrial Technologies, Inc.	185,099	46,382,107
Archer Aviation, Inc., Class A *	1,403,332	12,461,588
Arcosa, Inc.	234,915	19,704,670
Argan, Inc.	61,993	8,082,027
Armstrong World Industries, Inc.	210,096	32,283,351
Array Technologies, Inc. *	690,186	3,644,182
Astec Industries, Inc.	109,218	3,885,976
Atkore, Inc.	172,502	10,608,873
Atmus Filtration Technologies, Inc.	399,262	15,890,628
AZEK Co., Inc. *	696,821	32,646,064
AZZ, Inc.	143,886	13,828,883
Beacon Roofing Supply, Inc. *	298,022	34,397,699
Blink Charging Co. *(a)	503,006	513,066
Bloom Energy Corp., Class A *	957,561	23,000,615
Blue Bird Corp. *	154,554	5,431,028
BlueLinx Holdings, Inc. *	40,117	3,184,086
Boise Cascade Co.	184,959	19,172,850
BWX Technologies, Inc.	440,266	45,774,456
Cadre Holdings, Inc.	124,291	4,178,663
Centuri Holdings, Inc. *(a)	61,222	1,062,202
ChargePoint Holdings, Inc. *(a)	1,896,799	1,263,078
Chart Industries, Inc. *	202,322	38,552,457
Columbus McKinnon Corp.	138,154	2,408,024
Construction Partners, Inc., Class A *	225,879	16,389,780
Crane Co.	234,152	38,164,434
CSW Industrials, Inc.	80,943	24,775,843
Custom Truck One Source, Inc. *	260,355	1,153,373
Desktop Metal, Inc., Class A *(a)	108,931	248,363
Distribution Solutions Group, Inc. *	44,928	1,324,477
DNOW, Inc. *	509,899	8,148,186
Douglas Dynamics, Inc.	110,235	2,980,754
Ducommun, Inc. *	65,923	3,864,406
DXP Enterprises, Inc. *	61,167	5,533,778
Dycom Industries, Inc. *	140,157	22,966,126
Energy Recovery, Inc. *	281,335	4,208,772
Energy Vault Holdings, Inc. *(a)	455,289	619,193
Enerpac Tool Group Corp.	260,727	12,063,838
EnerSys	192,030	19,489,125
Enovix Corp. *(a)	773,703	6,901,431
Enpro, Inc.	101,235	18,432,869
Esab Corp.	273,761	34,302,253
ESCO Technologies, Inc.	124,219	20,481,229
Eve Holding, Inc. *(a)	251,706	1,034,512
Everus Construction Group, Inc. *	244,786	10,183,098
Federal Signal Corp.	294,256	23,917,128
Flowserve Corp.	631,694	34,768,438
Fluence Energy, Inc. *	295,475	1,690,117
Fluor Corp. *	825,045	31,376,461
Franklin Electric Co., Inc.	189,335	19,340,570
FuelCell Energy, Inc. *(a)	97,306	561,456
Gates Industrial Corp. PLC *	1,091,349	23,616,792
GATX Corp.	170,997	28,565,049
Gibraltar Industries, Inc. *	146,555	9,630,129
Global Industrial Co.	64,260	1,506,897
GMS, Inc. *	188,861	15,035,224
Gorman-Rupp Co.	99,265	3,785,967
GrafTech International Ltd. *	917,938	1,073,987
Granite Construction, Inc.	210,072	17,347,746
Great Lakes Dredge & Dock Corp. *	321,279	2,727,659
Greenbrier Cos., Inc.	150,465	8,456,133
Griffon Corp.	190,952	13,813,468
H&E Equipment Services, Inc.	151,454	14,524,439
Hayward Holdings, Inc. *	685,087	9,926,911
Helios Technologies, Inc.	158,905	6,268,802
Herc Holdings, Inc.	136,729	19,617,877
Hexcel Corp.	389,914	24,708,850
Hillenbrand, Inc.	339,156	10,140,764
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hillman Solutions Corp. *	946,740	9,240,182
Hyliion Holdings Corp. *	587,887	993,529
Hyster-Yale, Inc.	52,416	2,663,781
IES Holdings, Inc. *	40,432	7,210,239
Insteel Industries, Inc.	93,142	2,621,016
Janus International Group, Inc. *	674,292	5,455,022
JBT Marel Corp.	223,916	29,556,912
JELD-WEN Holding, Inc. *	404,402	2,224,211
Kadant, Inc.	56,604	21,197,066
Kennametal, Inc.	372,985	8,254,158
Kratos Defense & Security Solutions, Inc. *	728,058	19,213,451
Leonardo DRS, Inc. *	356,568	10,857,496
Limbach Holdings, Inc. *	49,450	4,104,350
Lindsay Corp.	52,056	6,877,639
Loar Holdings, Inc. *	84,937	6,172,372
Manitowoc Co., Inc. *	166,172	1,719,880
MasTec, Inc. *	296,706	38,746,837
Masterbrand, Inc. *	612,773	8,572,694
McGrath RentCorp	118,074	14,405,028
Mercury Systems, Inc. *	243,784	10,826,447
Miller Industries, Inc.	54,531	3,158,436
Moog, Inc., Class A	138,443	23,603,147
MRC Global, Inc. *	406,822	4,951,024
MSC Industrial Direct Co., Inc., Class A	215,841	17,344,983
Mueller Industries, Inc.	548,066	43,943,932
Mueller Water Products, Inc., Class A	753,415	19,407,970
MYR Group, Inc. *	77,756	9,542,216
National Presto Industries, Inc.	24,485	2,491,104
Net Power, Inc. *	176,205	1,277,486
NEXTracker, Inc., Class A *	691,752	30,450,923
NuScale Power Corp. *(a)	438,305	7,534,463
Omega Flex, Inc.	16,489	587,173
Oshkosh Corp.	312,830	32,002,509
Plug Power, Inc. *(a)	4,101,923	6,604,096
Powell Industries, Inc.	45,026	7,641,362
Preformed Line Products Co.	14,136	1,841,638
Primoris Services Corp.	258,993	18,580,158
Proto Labs, Inc. *	117,159	4,672,301
Quanex Building Products Corp.	224,714	4,334,733
RBC Bearings, Inc. *	150,369	54,012,545
Resideo Technologies, Inc. *	706,311	13,568,234
REV Group, Inc.	250,934	7,653,487
Rocket Lab USA, Inc. *	1,686,417	34,554,684
Rush Enterprises, Inc., Class A	339,980	19,827,634
SES AI Corp. *(a)	732,600	486,007
Shoals Technologies Group, Inc., Class A *	805,095	2,439,438
Shyft Group, Inc.	151,473	1,517,759
Simpson Manufacturing Co., Inc.	203,119	33,392,764
SiteOne Landscape Supply, Inc. *	216,974	27,405,986
Southland Holdings, Inc. *	43,645	144,029
Spirit AeroSystems Holdings, Inc., Class A *	563,162	19,654,354
SPX Technologies, Inc. *	223,485	32,550,590
Standex International Corp.	58,212	10,826,268
Sterling Infrastructure, Inc. *	148,036	18,831,660
Sunrun, Inc. *	1,075,910	7,800,347
Symbotic, Inc. *(a)	185,707	4,215,549
Tecnoglass, Inc.	106,465	7,842,212
Tennant Co.	91,220	7,896,003
Terex Corp.	321,119	13,069,543
Thermon Group Holdings, Inc. *	161,747	4,771,536
Timken Co.	307,141	24,878,421
Titan International, Inc. *	235,090	2,002,967
Titan Machinery, Inc. *	97,380	1,673,962
TPI Composites, Inc. *(a)	186,351	210,577
SECURITY	NUMBER OF SHARES	VALUE ($)
Transcat, Inc. *	44,830	3,564,882
Trinity Industries, Inc.	395,108	12,283,908
Triumph Group, Inc. *	373,919	9,490,064
Tutor Perini Corp. *	210,225	6,178,513
UFP Industries, Inc.	292,596	31,307,772
V2X, Inc. *	68,460	3,212,143
Valmont Industries, Inc.	96,396	33,581,475
Vicor Corp. *	111,638	7,070,035
Virgin Galactic Holdings, Inc. *(a)	126,783	481,775
Wabash National Corp.	210,275	2,462,320
Watts Water Technologies, Inc., Class A	131,764	28,273,919
Willis Lease Finance Corp.	13,638	2,758,286
Worthington Enterprises, Inc.	150,717	6,328,607
Xometry, Inc., Class A *	215,536	5,888,444
Zurn Elkay Water Solutions Corp.	685,996	24,304,838
		2,095,343,772

Commercial & Professional Services 3.8%
ABM Industries, Inc.	301,829	16,398,370
ACCO Brands Corp.	444,169	2,074,269
ACV Auctions, Inc., Class A *	760,606	12,215,332
Alight, Inc., Class A	2,175,957	14,861,786
Amentum Holdings, Inc. *	595,580	11,697,191
Barrett Business Services, Inc.	124,930	5,028,432
BlackSky Technology, Inc. *	115,610	1,672,877
Brady Corp., Class A	212,586	15,406,107
BrightView Holdings, Inc. *	276,420	3,709,556
Brink's Co.	210,585	19,803,413
Casella Waste Systems, Inc., Class A *	300,121	33,619,554
CBIZ, Inc. *	241,015	18,840,143
CECO Environmental Corp. *	136,669	3,400,325
Cimpress PLC *	74,442	3,579,171
Clarivate PLC *	2,156,110	9,249,712
Concentrix Corp.	224,878	10,155,490
Conduent, Inc. *	715,829	2,534,035
CoreCivic, Inc. *	529,103	9,925,972
CRA International, Inc.	32,851	6,345,171
CSG Systems International, Inc.	134,611	8,655,487
Deluxe Corp.	211,271	3,477,521
Driven Brands Holdings, Inc. *	282,640	4,954,679
Dun & Bradstreet Holdings, Inc.	1,484,705	13,466,274
Ennis, Inc.	123,368	2,615,402
Enviri Corp. *	383,741	2,494,317
ExlService Holdings, Inc. *	774,231	37,511,492
Exponent, Inc.	244,687	20,715,201
First Advantage Corp. *	292,511	4,375,965
FiscalNote Holdings, Inc. *	415,837	511,480
Forrester Research, Inc. *	55,659	616,702
Franklin Covey Co. *	53,214	1,701,784
FTI Consulting, Inc. *	170,272	28,197,043
GEO Group, Inc. *	656,216	17,954,070
Healthcare Services Group, Inc. *	350,614	3,681,447
Heidrick & Struggles International, Inc.	99,139	4,063,708
HNI Corp.	229,307	10,683,413
Huron Consulting Group, Inc. *	78,882	12,026,350
ICF International, Inc.	90,312	7,158,129
Insperity, Inc.	170,929	15,036,624
Interface, Inc.	278,851	5,641,156
Kelly Services, Inc., Class A	154,224	2,077,397
Kforce, Inc.	82,298	4,124,776
Korn Ferry	249,778	16,397,926
LanzaTech Global, Inc. *(a)	401,749	320,957
Legalzoom.com, Inc. *	519,525	5,278,374
Liquidity Services, Inc. *	106,741	3,573,689
ManpowerGroup, Inc.	225,840	13,015,159
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Matthews International Corp., Class A	146,415	3,648,662
Maximus, Inc.	290,183	18,919,932
MillerKnoll, Inc.	334,684	7,195,706
Montrose Environmental Group, Inc. *	152,462	2,962,337
MSA Safety, Inc.	189,512	31,023,114
NV5 Global, Inc. *	248,838	4,491,526
OPENLANE, Inc. *	514,921	11,482,738
Paycor HCM, Inc. *	388,779	8,681,435
Pitney Bowes, Inc.	764,069	8,274,867
Planet Labs PBC *	1,020,686	4,715,569
Pursuit Attractions & Hospitality, Inc. *	101,050	4,011,685
Resources Connection, Inc.	150,582	1,096,237
Science Applications International Corp.	238,388	23,550,351
Steelcase, Inc., Class A	449,172	5,461,932
TriNet Group, Inc.	147,903	10,901,930
TrueBlue, Inc. *	141,933	891,339
TTEC Holdings, Inc.	94,013	317,764
UL Solutions, Inc., Class A	297,740	15,836,791
UniFirst Corp.	72,111	15,498,096
Upwork, Inc. *	599,643	9,552,313
Verra Mobility Corp. *	794,608	18,188,577
Vestis Corp.	548,777	6,503,007
VSE Corp.	85,691	10,154,383
		674,203,719

Consumer Discretionary Distribution & Retail 2.9%
1-800-Flowers.com, Inc., Class A *	125,042	862,790
Abercrombie & Fitch Co., Class A *	246,358	25,372,410
Academy Sports & Outdoors, Inc.	339,311	16,826,432
Advance Auto Parts, Inc.	285,529	10,536,020
A-Mark Precious Metals, Inc.	87,774	2,385,697
American Eagle Outfitters, Inc.	840,372	11,000,469
America's Car-Mart, Inc. *	37,022	1,549,741
Arhaus, Inc.	255,291	2,430,370
Arko Corp.	338,300	1,525,733
Asbury Automotive Group, Inc. *	94,322	25,316,025
AutoNation, Inc. *	126,017	22,981,720
BARK, Inc. *	568,417	960,625
Beyond, Inc. *	192,282	1,228,682
Boot Barn Holdings, Inc. *	147,022	17,999,903
Buckle, Inc.	143,172	5,734,039
Caleres, Inc.	168,156	2,717,401
Camping World Holdings, Inc., Class A	287,665	5,606,591
Chewy, Inc., Class A *	792,709	29,536,337
Designer Brands, Inc., Class A	200,018	804,072
Dillard's, Inc., Class A	14,423	5,611,845
Five Below, Inc. *	264,955	23,021,940
Foot Locker, Inc. *	398,821	6,907,580
Gap, Inc.	1,069,034	24,170,859
Genesco, Inc. *	49,414	1,807,070
GigaCloud Technology, Inc., Class A *(a)	128,450	2,174,659
Group 1 Automotive, Inc.	62,550	28,746,729
Groupon, Inc. *(a)	115,687	1,286,439
GrowGeneration Corp. *	258,415	294,593
Guess?, Inc.	130,247	1,323,310
Haverty Furniture Cos., Inc.	64,806	1,479,521
Kohl's Corp. (a)	537,435	6,132,133
Lands' End, Inc. *	56,707	668,008
Leslie's, Inc. *	884,602	919,986
Macy's, Inc.	1,335,388	19,162,818
MarineMax, Inc. *	95,465	2,420,038
Monro, Inc.	144,405	2,571,853
National Vision Holdings, Inc. *	383,267	4,871,324
Nordstrom, Inc.	466,165	11,323,148
SECURITY	NUMBER OF SHARES	VALUE ($)
ODP Corp. *	143,995	2,240,562
Ollie's Bargain Outlet Holdings, Inc. *	295,230	30,559,257
Petco Health & Wellness Co., Inc. *	423,148	1,138,268
QVC Group, Inc. *	1,721,091	574,328
Revolve Group, Inc. *	184,877	4,910,333
RH *	72,012	23,192,905
Sally Beauty Holdings, Inc. *	490,165	4,421,288
Savers Value Village, Inc. *	129,323	967,336
Shoe Carnival, Inc.	84,405	1,868,727
Signet Jewelers Ltd.	212,022	11,092,991
Sleep Number Corp. *	105,982	1,491,167
Sonic Automotive, Inc., Class A	70,947	4,835,748
Stitch Fix, Inc., Class A *	498,818	2,359,409
Torrid Holdings, Inc. *(a)	52,733	316,398
Upbound Group, Inc.	232,876	6,012,858
Urban Outfitters, Inc. *	270,456	15,737,835
Valvoline, Inc. *	620,227	22,873,972
Victoria's Secret & Co. *	379,401	10,141,389
Warby Parker, Inc., Class A *	432,312	10,691,076
Wayfair, Inc., Class A *	479,887	18,979,531
Winmark Corp.	14,017	4,710,903
Zumiez, Inc. *	74,179	1,057,793
		510,442,984

Consumer Durables & Apparel 3.7%
Acushnet Holdings Corp.	132,001	8,487,664
AMMO, Inc. *	435,822	697,315
Beazer Homes USA, Inc. *	137,580	3,068,034
Brunswick Corp.	318,000	19,350,300
Capri Holdings Ltd. *	566,250	12,446,175
Carter's, Inc.	174,080	7,184,282
Cavco Industries, Inc. *	39,019	20,466,636
Century Communities, Inc.	133,081	9,239,814
Champion Homes, Inc. *	254,243	26,059,907
Columbia Sportswear Co.	154,060	13,378,570
Crocs, Inc. *	280,541	27,933,467
Dream Finders Homes, Inc., Class A *	132,063	3,157,626
Ethan Allen Interiors, Inc.	108,191	3,083,444
Figs, Inc., Class A *	629,895	2,878,620
Funko, Inc., Class A *	173,139	2,133,072
G-III Apparel Group Ltd. *	184,572	4,996,364
GoPro, Inc., Class A *	604,230	450,997
Green Brick Partners, Inc. *	148,110	8,846,610
Hanesbrands, Inc. *	1,695,675	10,224,920
Helen of Troy Ltd. *	109,953	6,050,714
Hovnanian Enterprises, Inc., Class A *	22,888	2,327,938
Installed Building Products, Inc.	112,059	19,206,913
iRobot Corp. *	149,210	1,084,757
Johnson Outdoors, Inc., Class A	25,936	697,678
KB Home	339,437	20,705,657
Kontoor Brands, Inc.	239,290	15,563,422
Latham Group, Inc. *	193,871	1,145,778
La-Z-Boy, Inc.	201,381	9,110,476
Legacy Housing Corp. *	52,432	1,294,546
Leggett & Platt, Inc.	649,770	5,958,391
Levi Strauss & Co., Class A	473,269	8,504,644
LGI Homes, Inc. *	99,825	7,330,150
M/I Homes, Inc. *	130,721	15,311,351
Malibu Boats, Inc., Class A *	94,297	3,147,634
Mattel, Inc. *	1,623,126	34,572,584
Meritage Homes Corp.	348,232	25,236,373
Movado Group, Inc.	77,784	1,502,009
Newell Brands, Inc.	1,996,883	12,819,989
Oxford Industries, Inc.	71,710	4,448,171
Peloton Interactive, Inc., Class A *	1,747,320	13,157,320
Polaris, Inc.	252,236	11,330,441
Purple Innovation, Inc. *	272,824	231,682
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PVH Corp.	268,951	20,128,293
Ralph Lauren Corp.	193,644	52,504,634
Skechers USA, Inc., Class A *	632,838	38,596,790
Smith & Wesson Brands, Inc.	215,009	2,334,998
Sonos, Inc. *	585,690	7,742,822
Steven Madden Ltd.	347,239	11,385,967
Sturm Ruger & Co., Inc.	80,621	3,181,305
Taylor Morrison Home Corp. *	498,754	30,743,197
Topgolf Callaway Brands Corp. *	685,108	4,473,755
Traeger, Inc. *	302,954	702,853
Tri Pointe Homes, Inc. *	449,641	14,235,634
Under Armour, Inc., Class A *	1,483,964	10,105,795
Whirlpool Corp.	265,539	27,029,215
Wolverine World Wide, Inc.	385,899	5,707,446
YETI Holdings, Inc. *	407,571	14,525,830
		648,220,969

Consumer Services 4.2%
Accel Entertainment, Inc. *	265,362	2,857,949
Adtalem Global Education, Inc. *	180,217	18,438,001
BJ's Restaurants, Inc. *	109,259	4,166,046
Bloomin' Brands, Inc.	360,317	3,379,773
Boyd Gaming Corp.	319,298	24,349,665
Bright Horizons Family Solutions, Inc. *	279,974	36,301,429
Brinker International, Inc. *	213,751	35,232,577
Carriage Services, Inc.	61,130	2,451,924
Cheesecake Factory, Inc. (a)	226,132	12,217,912
Chegg, Inc. *	527,653	575,142
Choice Hotels International, Inc. (a)	107,466	15,398,803
Coursera, Inc. *	595,787	4,718,633
Cracker Barrel Old Country Store, Inc. (b)	107,873	4,885,568
Dave & Buster's Entertainment, Inc. *	150,245	3,138,618
Denny's Corp. *	242,279	1,204,127
Dine Brands Global, Inc.	72,611	1,821,084
Duolingo, Inc. *	182,342	56,903,468
Dutch Bros, Inc., Class A *	548,184	43,394,245
El Pollo Loco Holdings, Inc. *	114,700	1,293,242
European Wax Center, Inc., Class A *	156,112	1,014,728
Everi Holdings, Inc. *	415,808	5,725,676
First Watch Restaurant Group, Inc. *	194,989	4,157,165
Frontdoor, Inc. *	365,605	16,627,715
Global Business Travel Group I *	408,617	3,395,607
Golden Entertainment, Inc.	98,419	3,059,847
Graham Holdings Co., Class B	16,230	15,966,587
Grand Canyon Education, Inc. *	138,479	24,901,294
H&R Block, Inc.	660,088	35,981,397
Hilton Grand Vacations, Inc. *	299,145	12,833,320
Hyatt Hotels Corp., Class A	203,357	28,663,169
Jack in the Box, Inc.	91,486	3,516,722
KinderCare Learning Cos., Inc. *	114,268	2,223,655
Krispy Kreme, Inc.	405,960	2,521,012
Kura Sushi USA, Inc., Class A *	27,841	1,731,710
Laureate Education, Inc. *	645,753	12,876,315
Life Time Group Holdings, Inc. *	452,034	13,768,956
Lindblad Expeditions Holdings, Inc. *	176,437	1,970,801
Lucky Strike Entertainment Corp., Class A (a)	130,176	1,390,280
Marriott Vacations Worldwide Corp.	154,690	11,669,814
Mister Car Wash, Inc. *	446,192	3,788,170
Monarch Casino & Resort, Inc.	60,852	5,572,826
OneSpaWorld Holdings Ltd.	501,259	9,564,022
Papa John's International, Inc.	157,773	7,155,005
Penn Entertainment, Inc. *	720,020	15,487,630
Perdoceo Education Corp.	297,796	7,623,578
Planet Fitness, Inc., Class A *	405,100	37,492,005
SECURITY	NUMBER OF SHARES	VALUE ($)
Playa Hotels & Resorts NV *	436,179	5,822,990
Portillo's, Inc., Class A *	279,876	3,909,868
RCI Hospitality Holdings, Inc.	39,266	1,954,269
Red Rock Resorts, Inc., Class A	239,111	11,948,377
Rush Street Interactive, Inc. *	404,704	4,718,849
Sabre Corp. *	1,864,538	7,700,542
Shake Shack, Inc., Class A *	192,907	20,949,700
Six Flags Entertainment Corp.	448,958	19,740,683
Strategic Education, Inc.	117,228	9,440,371
Stride, Inc. *	206,507	28,250,158
Sweetgreen, Inc., Class A *	497,387	11,320,528
Target Hospitality Corp. *	163,154	915,294
Travel & Leisure Co.	328,768	18,351,830
Udemy, Inc. *	425,984	4,106,486
United Parks & Resorts, Inc. *	138,467	6,992,583
Universal Technical Institute, Inc. *	206,311	5,826,223
Wendy's Co.	823,936	12,771,008
Xponential Fitness, Inc., Class A *	113,966	1,505,491
		739,632,462

Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	155,641	6,658,322
Chefs' Warehouse, Inc. *	166,080	10,393,286
Grocery Outlet Holding Corp. *	469,709	5,575,446
Ingles Markets, Inc., Class A	69,660	4,279,910
Maplebear, Inc. *	779,171	32,016,136
PriceSmart, Inc.	119,463	10,678,798
SpartanNash Co.	161,461	3,259,898
United Natural Foods, Inc. *	289,596	9,206,257
Weis Markets, Inc.	78,607	5,815,346
		87,883,399

Energy 3.9%
Antero Midstream Corp.	1,622,281	27,497,663
Archrock, Inc.	843,343	22,871,462
Atlas Energy Solutions, Inc.	344,686	6,680,015
Berry Corp.	365,638	1,488,147
BKV Corp. *	72,278	1,459,293
Bristow Group, Inc. *	117,831	4,364,460
Cactus, Inc., Class A	321,090	16,870,069
California Resources Corp.	343,639	15,333,172
Calumet, Inc. *	333,078	4,773,008
Centrus Energy Corp., Class A *	69,435	6,299,838
ChampionX Corp.	917,105	27,329,729
Civitas Resources, Inc.	426,838	16,364,969
Clean Energy Fuels Corp. *	845,252	1,724,314
CNX Resources Corp. *	719,579	20,795,833
Comstock Resources, Inc. *	438,535	7,884,859
Core Laboratories, Inc.	224,461	3,283,864
Core Natural Resources, Inc.	244,792	18,175,806
Crescent Energy Co., Class A	841,165	10,615,502
CVR Energy, Inc.	163,350	3,008,907
Delek U.S. Holdings, Inc.	302,678	4,933,651
DMC Global, Inc. *	83,177	705,341
Dorian LPG Ltd.	174,624	3,555,345
DT Midstream, Inc.	467,774	44,948,404
Excelerate Energy, Inc., Class A	81,110	2,488,455
Expro Group Holdings NV *	506,246	6,019,265
Granite Ridge Resources, Inc.	256,201	1,503,900
Green Plains, Inc. *	305,835	1,795,251
Gulfport Energy Corp. *	59,795	10,153,191
Helix Energy Solutions Group, Inc. *	689,438	5,942,956
Helmerich & Payne, Inc.	474,722	12,584,880
HighPeak Energy, Inc. (a)	121,610	1,571,201
Innovex International, Inc. *	180,591	3,306,621
International Seaways, Inc.	195,307	6,509,582
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kinetik Holdings, Inc.	181,294	10,576,692
Kodiak Gas Services, Inc.	189,551	8,150,693
Kosmos Energy Ltd. *	2,284,272	6,418,804
Liberty Energy, Inc.	785,296	13,562,062
Magnolia Oil & Gas Corp., Class A	919,569	21,527,110
Matador Resources Co.	559,317	29,274,652
Murphy Oil Corp.	659,249	17,463,506
Nabors Industries Ltd. *	42,983	1,727,487
New Fortress Energy, Inc.	506,174	5,061,740
NextDecade Corp. *	665,412	5,469,687
Noble Corp. PLC	631,700	16,361,030
Northern Oil & Gas, Inc.	477,062	15,027,453
NPK International, Inc. *	419,038	2,556,132
Oceaneering International, Inc. *	486,866	10,754,870
Par Pacific Holdings, Inc. *	270,210	3,882,918
Patterson-UTI Energy, Inc.	1,710,730	14,216,166
PBF Energy, Inc., Class A	470,992	10,093,359
Peabody Energy Corp.	583,021	8,039,860
ProFrac Holding Corp., Class A *(a)	102,889	739,772
ProPetro Holding Corp. *	382,576	3,228,941
REX American Resources Corp. *	73,605	2,842,625
Riley Exploration Permian, Inc.	43,138	1,361,435
RPC, Inc.	394,368	2,200,573
Sable Offshore Corp. *	305,970	8,680,369
SandRidge Energy, Inc.	156,156	1,827,025
Select Water Solutions, Inc.	451,238	5,473,517
Sitio Royalties Corp., Class A	379,667	7,593,340
SM Energy Co.	551,832	18,050,425
Talos Energy, Inc. *	603,033	5,427,297
TETRA Technologies, Inc. *	572,248	2,168,820
Tidewater, Inc. *	231,911	10,579,780
Transocean Ltd. *	3,744,122	11,045,160
Uranium Energy Corp. *	1,982,959	11,104,570
VAALCO Energy, Inc.	494,926	1,979,704
Valaris Ltd. *	314,794	11,238,146
Viper Energy, Inc.	614,589	28,621,410
Vital Energy, Inc. *	130,095	3,474,837
Vitesse Energy, Inc.	119,602	3,074,967
Weatherford International PLC	350,095	21,674,381
World Kinect Corp.	280,667	8,403,170
		693,793,438

Equity Real Estate Investment Trusts (REITs) 5.7%
Acadia Realty Trust	575,097	13,261,737
Agree Realty Corp.	497,241	36,696,386
Alexander & Baldwin, Inc.	349,902	6,336,725
Alexander's, Inc.	10,345	2,217,347
American Assets Trust, Inc.	226,758	5,092,985
American Healthcare REIT, Inc.	737,653	21,974,683
Apartment Investment & Management Co., Class A	626,540	5,670,187
Apple Hospitality REIT, Inc.	1,072,270	15,880,319
Armada Hoffler Properties, Inc.	380,469	3,492,705
Brandywine Realty Trust	823,357	4,157,953
Brixmor Property Group, Inc.	1,452,610	40,614,976
Broadstone Net Lease, Inc.	906,411	15,273,025
CareTrust REIT, Inc.	902,342	23,343,588
CBL & Associates Properties, Inc.	69,380	2,163,268
Centerspace	79,241	5,244,962
Chatham Lodging Trust	233,128	1,883,674
City Office REIT, Inc.	191,976	1,009,794
Community Healthcare Trust, Inc.	122,399	2,293,757
COPT Defense Properties	540,230	14,602,417
Cousins Properties, Inc.	805,512	24,431,179
Curbline Properties Corp.	453,644	11,173,252
DiamondRock Hospitality Co.	1,000,204	8,231,679
Diversified Healthcare Trust	1,037,056	2,934,868
SECURITY	NUMBER OF SHARES	VALUE ($)
Douglas Emmett, Inc.	808,484	13,986,773
Easterly Government Properties, Inc.	475,194	5,355,436
Elme Communities	425,771	7,404,158
Empire State Realty Trust, Inc., Class A	651,373	6,038,228
EPR Properties	363,884	19,311,324
Equity Commonwealth *	512,383	830,060
Essential Properties Realty Trust, Inc.	843,771	27,608,187
First Industrial Realty Trust, Inc.	637,414	36,383,591
Four Corners Property Trust, Inc.	464,304	13,348,740
Franklin Street Properties Corp., Class C	386,047	725,768
Getty Realty Corp.	245,003	7,693,094
Gladstone Commercial Corp.	210,014	3,408,527
Global Medical REIT, Inc.	306,679	2,698,775
Global Net Lease, Inc.	959,010	7,672,080
Highwoods Properties, Inc.	509,832	14,851,406
Hudson Pacific Properties, Inc.	672,621	2,206,197
Independence Realty Trust, Inc.	1,083,419	23,618,534
Industrial Logistics Properties Trust	278,240	1,096,266
Innovative Industrial Properties, Inc.	136,698	9,835,421
InvenTrust Properties Corp.	371,663	11,068,124
JBG SMITH Properties	404,337	6,202,530
Kilroy Realty Corp.	510,261	18,216,318
Kite Realty Group Trust	1,058,019	24,260,376
LTC Properties, Inc.	218,588	7,626,535
LXP Industrial Trust	1,418,445	12,709,267
Macerich Co.	1,181,896	21,321,404
Medical Properties Trust, Inc. (a)	2,886,783	17,032,020
National Health Investors, Inc.	218,244	15,641,547
National Storage Affiliates Trust	338,863	13,086,889
NETSTREIT Corp.	394,972	5,908,781
NexPoint Diversified Real Estate Trust	177,281	879,314
NexPoint Residential Trust, Inc.	106,762	4,542,723
One Liberty Properties, Inc.	73,874	1,962,832
Orion Office REIT, Inc.	253,014	1,042,418
Outfront Media, Inc.	647,599	12,045,341
Paramount Group, Inc.	884,942	3,991,088
Park Hotels & Resorts, Inc.	993,634	12,201,826
Peakstone Realty Trust	173,701	1,969,769
Pebblebrook Hotel Trust	579,585	7,157,875
Phillips Edison & Co., Inc.	590,733	21,975,268
Piedmont Office Realty Trust, Inc., Class A	595,022	4,516,217
Plymouth Industrial REIT, Inc.	190,724	3,307,154
PotlatchDeltic Corp.	344,723	16,005,489
Rayonier, Inc.	647,302	17,147,030
RLJ Lodging Trust	734,683	6,803,165
Ryman Hospitality Properties, Inc.	288,058	28,486,056
Sabra Health Care REIT, Inc.	1,137,092	18,887,098
Safehold, Inc.	218,599	4,079,057
Saul Centers, Inc.	57,454	2,151,652
Service Properties Trust	791,536	2,358,777
Sila Realty Trust, Inc.	266,664	6,778,599
SITE Centers Corp.	226,585	3,174,456
SL Green Realty Corp.	340,601	21,982,389
STAG Industrial, Inc.	875,968	31,517,329
Summit Hotel Properties, Inc.	526,855	3,408,752
Sunstone Hotel Investors, Inc.	967,849	10,143,058
Tanger, Inc.	533,930	18,927,818
Terreno Realty Corp.	480,720	32,602,430
UMH Properties, Inc.	354,784	6,716,061
Uniti Group, Inc.	1,182,247	6,786,098
Universal Health Realty Income Trust	61,001	2,435,160
Urban Edge Properties	600,038	12,360,783
Veris Residential, Inc.	388,466	6,576,729
Vornado Realty Trust	799,420	33,607,617
Whitestone REIT	214,877	2,926,625
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xenia Hotels & Resorts, Inc.	492,259	6,615,961
		1,003,197,836

Financial Services 7.5%
Acadian Asset Management, Inc.	136,464	3,365,202
Affiliated Managers Group, Inc.	145,606	24,876,785
Affirm Holdings, Inc., Class A *	1,191,424	76,429,850
Alerus Financial Corp.	111,962	2,280,666
AlTi Global, Inc. *	292,364	1,011,579
Apollo Commercial Real Estate Finance, Inc.	609,469	6,173,921
Arbor Realty Trust, Inc. (a)	908,598	11,212,099
ARMOUR Residential REIT, Inc.	266,777	5,082,102
Artisan Partners Asset Management, Inc., Class A	336,469	14,205,721
AvidXchange Holdings, Inc. *	904,104	6,871,190
B Riley Financial, Inc. (a)	84,651	540,497
BGC Group, Inc., Class A	1,779,396	17,616,020
Blackstone Mortgage Trust, Inc., Class A	832,294	17,295,069
Bread Financial Holdings, Inc.	239,750	12,946,500
BrightSpire Capital, Inc.	625,633	3,897,694
Cannae Holdings, Inc.	270,752	5,425,870
Cantaloupe, Inc. *	284,904	2,797,757
Cass Information Systems, Inc.	58,094	2,539,289
Chimera Investment Corp.	392,908	5,591,081
Claros Mortgage Trust, Inc.	545,409	1,270,803
Cohen & Steers, Inc.	129,123	11,285,350
Credit Acceptance Corp. *	30,419	14,978,011
Diamond Hill Investment Group, Inc.	13,244	1,935,478
DigitalBridge Group, Inc.	754,176	8,574,981
Donnelley Financial Solutions, Inc. *	128,096	6,349,719
Dynex Capital, Inc.	384,785	5,413,925
Ellington Financial, Inc.	439,960	6,313,426
Enact Holdings, Inc.	141,047	4,849,196
Encore Capital Group, Inc. *	115,023	4,338,092
Enova International, Inc. *	126,135	13,034,791
Essent Group Ltd.	512,108	29,507,663
Euronet Worldwide, Inc. *	199,141	20,403,987
Evercore, Inc., Class A	170,502	41,227,384
EVERTEC, Inc.	306,680	11,451,431
EZCORP, Inc., Class A *	245,941	3,384,148
Federal Agricultural Mortgage Corp., Class C	48,645	10,170,210
Federated Hermes, Inc.	376,348	14,583,485
FirstCash Holdings, Inc.	187,697	21,074,619
Flywire Corp. *	531,831	6,062,873
Forge Global Holdings, Inc. *	493,391	493,391
Franklin BSP Realty Trust, Inc.	392,658	5,320,516
Granite Point Mortgage Trust, Inc.	238,704	706,564
Green Dot Corp., Class A *	256,387	1,961,361
HA Sustainable Infrastructure Capital, Inc.	569,614	16,365,010
Hamilton Lane, Inc., Class A	201,330	31,471,906
Houlihan Lokey, Inc.	258,035	44,730,367
Innventure, Inc. *(a)	125,291	1,090,032
International Money Express, Inc. *	139,855	2,142,579
Invesco Mortgage Capital, Inc.	290,558	2,554,005
Jackson Financial, Inc., Class A	355,431	32,568,143
Janus Henderson Group PLC	612,116	25,831,295
KKR Real Estate Finance Trust, Inc.	278,953	3,093,589
Ladder Capital Corp.	529,295	6,282,732
Lazard, Inc., Class A	542,396	27,201,159
LendingClub Corp. *	541,267	6,922,805
LendingTree, Inc. *	52,329	2,113,568
Marqeta, Inc., Class A *	1,985,811	8,300,690
SECURITY	NUMBER OF SHARES	VALUE ($)
Merchants Bancorp	131,517	5,355,372
MFA Financial, Inc.	488,572	5,198,406
MGIC Investment Corp.	1,220,731	30,042,190
Moelis & Co., Class A	339,668	23,994,148
Moneylion, Inc. *	31,377	2,733,564
Mr. Cooper Group, Inc. *	307,940	34,603,218
Navient Corp.	369,538	5,288,089
NCR Atleos Corp. *	350,377	9,964,722
Nelnet, Inc., Class A	84,052	10,287,124
NerdWallet, Inc., Class A *	167,972	1,713,314
New York Mortgage Trust, Inc.	431,716	3,026,329
NewtekOne, Inc.	116,633	1,515,063
NMI Holdings, Inc., Class A *	379,925	13,844,467
OneMain Holdings, Inc.	574,424	30,869,546
Open Lending Corp., Class A *	501,870	2,449,126
Orchid Island Capital, Inc.	375,347	3,209,217
Payoneer Global, Inc. *	1,235,931	10,567,210
PennyMac Financial Services, Inc.	152,812	15,838,964
PennyMac Mortgage Investment Trust	415,464	6,086,548
Perella Weinberg Partners, Class A	275,968	6,377,620
Piper Sandler Cos.	76,382	22,121,755
PJT Partners, Inc., Class A	114,331	18,208,355
PRA Group, Inc. *	188,641	3,948,256
PROG Holdings, Inc.	200,699	5,693,831
Radian Group, Inc.	716,781	23,589,263
Ready Capital Corp.	811,671	5,624,880
Redwood Trust, Inc.	632,562	4,225,514
Remitly Global, Inc. *	714,066	17,137,584
Repay Holdings Corp. *	352,131	2,538,865
Rithm Capital Corp.	2,505,178	30,437,913
Rocket Cos., Inc., Class A *	662,618	9,276,652
Sezzle, Inc. *	12,292	3,676,660
Shift4 Payments, Inc., Class A *	330,574	32,644,183
SLM Corp.	1,021,799	30,848,112
StepStone Group, Inc., Class A	304,353	18,309,876
Stifel Financial Corp.	492,821	52,332,662
StoneX Group, Inc. *	136,632	16,487,383
TPG RE Finance Trust, Inc.	313,757	2,707,723
TPG, Inc.	426,582	23,530,263
Two Harbors Investment Corp.	496,200	7,036,116
Upstart Holdings, Inc. *	381,738	25,450,472
UWM Holdings Corp.	457,890	2,875,549
Velocity Financial, Inc. *	41,965	790,621
Victory Capital Holdings, Inc., Class A	218,796	14,011,696
Virtu Financial, Inc., Class A	388,349	14,198,039
Virtus Investment Partners, Inc.	31,547	5,923,580
Walker & Dunlop, Inc.	154,271	13,216,397
Waterstone Financial, Inc.	86,598	1,218,434
Western Union Co.	1,622,492	17,571,588
WisdomTree, Inc.	555,534	5,066,470
World Acceptance Corp. *	15,766	2,125,887
		1,331,306,992

Food, Beverage & Tobacco 1.3%
B&G Foods, Inc.	378,337	2,527,291
Beyond Meat, Inc. *(a)	312,180	986,489
Boston Beer Co., Inc., Class A *	41,253	10,056,244
BRC, Inc., Class A *	233,783	603,160
Calavo Growers, Inc.	79,986	1,833,279
Cal-Maine Foods, Inc.	196,232	17,737,410
Flowers Foods, Inc.	943,872	17,688,161
Fresh Del Monte Produce, Inc.	162,697	4,960,632
Freshpet, Inc. *	234,013	25,046,411
Hain Celestial Group, Inc. *	429,246	1,536,701
Ingredion, Inc.	313,923	41,001,483
J&J Snack Foods Corp.	74,909	9,846,039
John B Sanfilippo & Son, Inc.	43,061	3,043,121
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lancaster Colony Corp.	92,814	17,741,860
MGP Ingredients, Inc.	67,425	2,207,494
Mission Produce, Inc. *	211,914	2,617,138
National Beverage Corp.	111,759	4,451,361
Seaboard Corp.	1,217	3,410,168
Simply Good Foods Co. *	438,085	16,537,709
SunOpta, Inc. *	445,612	2,793,987
Tootsie Roll Industries, Inc.	78,926	2,445,917
TreeHouse Foods, Inc. *	222,968	7,019,033
Turning Point Brands, Inc.	84,799	5,961,370
Universal Corp.	118,505	6,353,053
Utz Brands, Inc.	344,587	4,693,275
Vita Coco Co., Inc. *	188,992	6,130,900
Vital Farms, Inc. *	146,506	4,850,814
Westrock Coffee Co. *(a)	165,775	1,057,644
WK Kellogg Co. (a)	317,551	6,293,861
		231,432,005

Health Care Equipment & Services 5.7%
Acadia Healthcare Co., Inc. *	447,378	13,412,392
Accolade, Inc. *	353,568	2,464,369
AdaptHealth Corp. *	513,984	5,849,138
Addus HomeCare Corp. *	86,352	8,269,931
agilon health, Inc. *	1,475,925	4,604,886
AirSculpt Technologies, Inc. *(a)	61,858	280,526
Alignment Healthcare, Inc. *	490,055	7,688,963
Alphatec Holdings, Inc. *	496,116	6,216,333
Amedisys, Inc. *	158,099	14,545,108
AMN Healthcare Services, Inc. *	183,825	4,654,449
AngioDynamics, Inc. *	192,160	1,785,166
Artivion, Inc. *	180,509	4,586,734
Astrana Health, Inc. *	201,011	5,101,659
AtriCure, Inc. *	234,739	9,093,789
Avanos Medical, Inc. *	219,727	3,306,891
Aveanna Healthcare Holdings, Inc. *	275,913	1,175,389
Axogen, Inc. *	209,921	4,200,519
Bioventus, Inc., Class A *	196,092	1,988,373
BrightSpring Health Services, Inc. *	259,375	5,000,750
Brookdale Senior Living, Inc. *	958,786	5,465,080
Butterfly Network, Inc. *	755,098	2,733,455
Castle Biosciences, Inc. *	135,707	2,942,128
Ceribell, Inc. *	52,593	1,222,261
Certara, Inc. *	530,780	6,358,744
Cerus Corp. *	876,069	1,445,514
Claritev Corp. *(a)	31,216	655,224
Clover Health Investments Corp. *	1,993,464	7,914,052
Community Health Systems, Inc. *	576,219	1,734,419
Concentra Group Holdings Parent, Inc.	522,653	11,801,505
CONMED Corp.	148,261	8,772,603
CorVel Corp. *	130,928	14,437,431
Cross Country Healthcare, Inc. *	148,510	2,548,432
Definitive Healthcare Corp. *	254,974	823,566
DENTSPLY SIRONA, Inc.	959,538	15,880,354
DocGo, Inc. *	423,484	1,308,566
Doximity, Inc., Class A *	616,902	43,491,591
Embecta Corp.	275,993	3,725,906
Enovis Corp. *	268,963	10,395,420
Ensign Group, Inc.	274,005	35,387,746
Envista Holdings Corp. *	826,923	16,521,922
Evolent Health, Inc., Class A *	515,779	4,636,853
Fulgent Genetics, Inc. *	95,765	1,479,569
GeneDx Holdings Corp. *	98,433	10,123,834
Glaukos Corp. *	265,320	31,843,706
Globus Medical, Inc., Class A *	547,619	43,984,758
GoodRx Holdings, Inc., Class A *	437,799	2,180,239
Guardant Health, Inc. *	594,552	25,298,188
SECURITY	NUMBER OF SHARES	VALUE ($)
Haemonetics Corp. *	241,349	15,808,359
Health Catalyst, Inc. *	289,149	1,350,326
HealthEquity, Inc. *	420,676	46,173,398
HealthStream, Inc.	115,642	3,905,230
Hims & Hers Health, Inc. *	920,184	41,491,097
ICU Medical, Inc. *	117,949	17,259,477
Innovage Holding Corp. *	102,491	333,096
Inspire Medical Systems, Inc. *	144,240	26,769,502
Integer Holdings Corp. *	161,584	19,907,149
Integra LifeSciences Holdings Corp. *	319,122	7,406,822
iRadimed Corp.	39,184	2,112,409
iRhythm Technologies, Inc. *	150,525	16,581,834
Lantheus Holdings, Inc. *	334,491	31,381,946
LeMaitre Vascular, Inc.	98,841	9,078,546
LifeStance Health Group, Inc. *	632,788	4,929,419
LivaNova PLC *	261,381	10,881,291
Merit Medical Systems, Inc. *	280,275	28,599,261
ModivCare, Inc. *	52,340	172,722
National HealthCare Corp.	59,058	5,502,434
National Research Corp.	72,226	1,053,777
Neogen Corp. *	950,083	9,548,334
NeoGenomics, Inc. *	620,882	6,202,611
Nevro Corp. *	180,973	1,035,166
Novocure Ltd. *	474,131	9,041,678
OmniAb, Inc., Class A *(c)	25,234	0
OmniAb, Inc., Class B *(c)	25,234	0
Omnicell, Inc. *	222,388	8,464,087
OPKO Health, Inc. *(a)	1,637,370	2,849,024
Option Care Health, Inc. *	819,283	27,445,980
OraSure Technologies, Inc. *	367,381	1,278,486
Orchestra BioMed Holdings, Inc. *	129,497	607,341
Orthofix Medical, Inc. *	182,794	3,176,960
OrthoPediatrics Corp. *	79,667	1,849,868
Owens & Minor, Inc. *	353,582	3,387,316
PACS Group, Inc. *	178,362	2,324,057
Paragon 28, Inc. *	188,837	2,462,434
Patterson Cos., Inc.	378,928	11,799,818
Pediatrix Medical Group, Inc. *	410,057	6,056,542
Pennant Group, Inc. *	164,054	3,735,510
Phreesia, Inc. *	264,506	7,019,989
Premier, Inc., Class A	461,204	8,384,689
Privia Health Group, Inc. *	496,030	12,385,869
PROCEPT BioRobotics Corp. *	261,232	16,807,667
Progyny, Inc. *	358,517	8,077,388
Pulmonx Corp. *	194,969	1,680,633
Pulse Biosciences, Inc. *(a)	87,163	1,595,955
QuidelOrtho Corp. *	317,292	12,688,507
RadNet, Inc. *	314,287	17,433,500
RxSight, Inc. *	166,374	4,718,367
Schrodinger, Inc. *	268,682	5,994,295
Select Medical Holdings Corp.	501,402	9,120,502
Semler Scientific, Inc. *(a)	27,858	1,195,665
Senseonics Holdings, Inc. *	2,831,626	2,406,882
SI-BONE, Inc. *	179,700	3,256,164
Sight Sciences, Inc. *	146,273	387,623
Simulations Plus, Inc.	79,380	2,300,432
STAAR Surgical Co. *	240,319	4,205,582
Surgery Partners, Inc. *	357,829	8,616,522
Surmodics, Inc. *	68,176	2,240,263
Tandem Diabetes Care, Inc. *	315,560	6,986,498
Teladoc Health, Inc. *	828,214	7,917,726
TransMedics Group, Inc. *	161,701	12,341,020
Treace Medical Concepts, Inc. *	209,184	1,870,105
TruBridge, Inc. *	58,208	1,690,942
U.S. Physical Therapy, Inc.	73,189	5,929,773
UFP Technologies, Inc. *	35,161	8,002,292
Varex Imaging Corp. *	194,717	2,504,061
Waystar Holding Corp. *	323,330	14,055,155
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zimvie, Inc. *	131,350	1,743,015
		1,004,858,819

Household & Personal Products 0.8%
Beauty Health Co. *	398,617	585,967
BellRing Brands, Inc. *	622,371	45,607,347
Central Garden & Pet Co. *	45,634	1,610,424
Central Garden & Pet Co., Class A *	251,383	7,913,537
Edgewell Personal Care Co.	236,011	7,427,266
elf Beauty, Inc. *	270,784	19,022,576
Energizer Holdings, Inc.	315,885	9,707,146
Herbalife Ltd. *	481,627	3,997,504
Interparfums, Inc.	86,320	11,991,575
Medifast, Inc. *	49,606	712,342
Nu Skin Enterprises, Inc., Class A	236,242	1,871,037
Olaplex Holdings, Inc. *	593,943	861,217
Spectrum Brands Holdings, Inc.	135,041	10,457,575
USANA Health Sciences, Inc. *	52,918	1,565,844
WD-40 Co.	65,236	15,566,614
		138,897,971

Insurance 3.2%
Abacus Life, Inc. *	60,568	471,219
Ambac Financial Group, Inc. *	226,614	2,200,422
AMERISAFE, Inc.	92,710	4,770,857
Assured Guaranty Ltd.	230,319	20,113,758
Axis Capital Holdings Ltd.	366,502	35,506,714
Baldwin Insurance Group, Inc., Class A *	325,930	13,408,760
Bowhead Specialty Holdings, Inc. *	37,514	1,261,596
Brighthouse Financial, Inc. *	285,641	16,941,368
CNO Financial Group, Inc.	497,334	20,733,855
Employers Holdings, Inc.	119,924	6,212,063
Enstar Group Ltd. *	60,150	20,017,920
F&G Annuities & Life, Inc.	84,573	3,601,118
First American Financial Corp.	496,306	32,602,341
Genworth Financial, Inc., Class A *	2,052,078	14,261,942
Goosehead Insurance, Inc., Class A	117,753	14,508,347
Hagerty, Inc., Class A *	109,796	1,111,136
Hanover Insurance Group, Inc.	173,760	29,631,293
HCI Group, Inc.	40,827	5,375,283
Hippo Holdings, Inc. *	87,307	2,508,330
Horace Mann Educators Corp.	195,227	8,263,959
James River Group Holdings Ltd.	188,115	931,169
Kemper Corp.	290,330	19,620,501
Lemonade, Inc. *	266,082	9,672,081
Lincoln National Corp.	819,276	31,951,764
MBIA, Inc. *	204,878	1,243,610
Mercury General Corp.	127,297	6,865,127
Oscar Health, Inc., Class A *	956,854	13,979,637
Palomar Holdings, Inc. *	127,254	16,372,500
Primerica, Inc.	160,736	46,613,440
ProAssurance Corp. *	244,627	3,825,966
RLI Corp.	401,988	30,587,267
Ryan Specialty Holdings, Inc.	512,475	35,868,125
Safety Insurance Group, Inc.	71,009	5,406,625
Selective Insurance Group, Inc.	292,583	25,175,304
Selectquote, Inc. *	700,967	3,196,410
SiriusPoint Ltd. *	446,746	6,853,084
Skyward Specialty Insurance Group, Inc. *	157,789	8,208,184
Stewart Information Services Corp.	133,792	9,525,990
Tiptree, Inc.	104,273	2,359,698
Trupanion, Inc. *	161,397	5,574,652
United Fire Group, Inc.	101,360	2,845,175
Universal Insurance Holdings, Inc.	122,202	2,710,440
SECURITY	NUMBER OF SHARES	VALUE ($)
White Mountains Insurance Group Ltd.	12,210	22,582,395
		565,471,425

Materials 4.8%
AdvanSix, Inc.	127,650	3,563,988
Alpha Metallurgical Resources, Inc. *	52,870	7,270,682
Arcadium Lithium PLC *	5,173,962	30,215,938
Ashland, Inc.	235,707	14,335,700
Aspen Aerogels, Inc. *	321,828	2,449,111
ATI, Inc. *	686,321	39,916,429
Avient Corp.	438,791	18,767,091
Balchem Corp.	156,457	27,228,212
Cabot Corp.	264,159	22,717,674
Carpenter Technology Corp.	240,025	49,701,977
Century Aluminum Co. *	251,085	4,758,061
Chemours Co.	718,786	10,745,851
Clearwater Paper Corp. *	79,543	2,080,049
Coeur Mining, Inc. *	3,075,296	15,837,774
Commercial Metals Co.	548,203	26,554,953
Compass Minerals International, Inc.	159,793	1,668,239
Eagle Materials, Inc.	161,655	36,567,978
Ecovyst, Inc. *	500,361	3,397,451
Element Solutions, Inc.	1,071,923	27,987,910
Ginkgo Bioworks Holdings, Inc. *(a)	196,436	1,618,633
Graphic Packaging Holding Co.	1,444,058	38,527,467
Greif, Inc., Class A	148,183	8,484,959
Hawkins, Inc.	91,761	9,633,987
HB Fuller Co.	262,306	14,883,242
Hecla Mining Co.	3,019,901	15,492,092
Huntsman Corp.	782,872	13,254,023
Ingevity Corp. *	175,102	8,345,361
Innospec, Inc.	120,098	12,419,334
Ivanhoe Electric, Inc. *	402,794	2,501,351
Kaiser Aluminum Corp.	76,111	5,385,614
Knife River Corp. *	272,348	26,058,257
Koppers Holdings, Inc.	98,079	2,855,080
Kronos Worldwide, Inc.	106,710	933,713
Louisiana-Pacific Corp.	301,276	30,028,179
LSB Industries, Inc. *	251,272	1,841,824
Materion Corp.	100,292	9,162,677
Mativ Holdings, Inc.	260,066	1,758,046
Mercer International, Inc.	212,734	1,672,089
Metallus, Inc. *	182,495	2,635,228
Minerals Technologies, Inc.	153,794	10,571,800
MP Materials Corp. *	581,624	13,964,792
Myers Industries, Inc.	178,287	1,954,026
NewMarket Corp.	36,907	21,041,050
O-I Glass, Inc. *	747,754	8,576,738
Olin Corp.	560,463	14,230,156
Orion SA	280,272	3,918,203
Pactiv Evergreen, Inc.	188,557	3,367,628
Perimeter Solutions, Inc. *	660,292	6,985,889
Piedmont Lithium, Inc. *(a)	86,239	612,297
PureCycle Technologies, Inc. *	697,224	7,181,407
Quaker Chemical Corp.	66,209	9,204,375
Radius Recycling, Inc., Class A	125,730	1,738,846
Ramaco Resources, Inc., Class A (a)	152,298	1,361,544
Ramaco Resources, Inc., Class B	2,367	20,947
Ranpak Holdings Corp. *	207,735	1,389,747
Ryerson Holding Corp.	129,711	3,266,123
Scotts Miracle-Gro Co.	205,006	12,007,201
Sealed Air Corp.	701,524	23,978,090
Sensient Technologies Corp.	203,731	14,138,931
Silgan Holdings, Inc.	391,178	21,244,877
Sonoco Products Co.	473,475	22,641,574
Stepan Co.	101,060	6,241,466
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SunCoke Energy, Inc.	401,713	3,643,537
Sylvamo Corp.	165,877	11,793,855
TriMas Corp.	179,952	3,687,216
Tronox Holdings PLC	565,268	4,386,480
U.S. Lime & Minerals, Inc.	51,019	4,788,133
U.S. Steel Corp.	1,083,077	43,561,357
Valhi, Inc.	10,863	186,192
Warrior Met Coal, Inc.	251,854	12,124,252
Worthington Steel, Inc.	168,804	4,502,003
		851,566,956

Media & Entertainment 2.8%
Advantage Solutions, Inc. *	261,032	655,190
Altice USA, Inc., Class A *	1,196,999	3,423,417
AMC Entertainment Holdings, Inc., Class A *	1,822,210	6,013,293
AMC Networks, Inc., Class A *	161,336	1,177,753
Angi, Inc. *	329,511	553,578
Atlanta Braves Holdings, Inc., Class C *	235,840	9,520,861
Bumble, Inc., Class A *	388,229	2,018,791
Cable One, Inc.	22,225	5,782,501
Cardlytics, Inc. *	244,156	642,130
Cargurus, Inc. *	423,369	13,628,248
Cars.com, Inc. *	289,969	3,827,591
Cinemark Holdings, Inc. *	513,504	13,150,837
Clear Channel Outdoor Holdings, Inc. *	1,565,403	1,956,754
EchoStar Corp., Class A *	580,686	18,134,824
Emerald Holding, Inc.	93,980	386,258
Endeavor Group Holdings, Inc., Class A (a)	919,951	29,981,203
Eventbrite, Inc., Class A *	356,753	870,477
EverQuote, Inc., Class A *	130,477	3,507,222
EW Scripps Co., Class A *	294,488	477,071
fuboTV, Inc. *	1,619,893	4,908,276
Gannett Co., Inc. *	572,287	2,312,039
Getty Images Holdings, Inc. *(a)	235,802	504,616
Gray Media, Inc.	415,524	1,562,370
Grindr, Inc. *	109,275	2,005,196
IAC, Inc. *	340,306	15,728,943
Ibotta, Inc., Class A *	31,359	1,047,077
iHeartMedia, Inc., Class A *	559,091	989,591
Integral Ad Science Holding Corp. *	350,282	3,684,967
John Wiley & Sons, Inc., Class A	203,504	8,115,740
Liberty Media Corp.-Liberty Live, Class C *	316,813	23,244,570
Lions Gate Entertainment Corp., Class A *	813,945	8,115,032
Lionsgate Studios Corp. *(a)	163,258	1,390,958
Madison Square Garden Entertainment Corp. *	199,325	6,882,692
Madison Square Garden Sports Corp. *	80,453	16,387,472
Magnite, Inc. *	602,630	9,503,475
MediaAlpha, Inc., Class A *	154,438	1,434,729
National CineMedia, Inc. *	454,916	3,043,388
New York Times Co., Class A	784,846	37,743,244
Nexstar Media Group, Inc.	140,601	23,782,659
Nextdoor Holdings, Inc. *	954,784	1,689,968
Playtika Holding Corp.	249,240	1,315,987
PubMatic, Inc., Class A *	188,615	2,004,977
QuinStreet, Inc. *	269,818	5,283,036
Reddit, Inc., Class A *	490,045	79,279,480
Rumble, Inc. *(a)	398,460	3,713,647
Scholastic Corp.	119,164	2,608,500
SECURITY	NUMBER OF SHARES	VALUE ($)
Shutterstock, Inc.	114,939	2,470,039
Sinclair, Inc.	188,254	2,733,448
Sphere Entertainment Co. *	131,881	5,753,968
Stagwell, Inc. *	484,654	3,145,404
TechTarget, Inc. *	127,472	1,870,014
TEGNA, Inc.	774,672	14,099,030
Thryv Holdings, Inc. *	192,715	3,322,407
TripAdvisor, Inc. *	529,501	7,836,615
Trump Media & Technology Group Corp. *	437,363	10,540,448
Vimeo, Inc. *	749,041	4,411,852
Vivid Seats, Inc., Class A *	446,349	1,847,885
Warner Music Group Corp., Class A	682,284	22,992,971
Webtoon Entertainment, Inc. *(a)	72,439	654,849
WideOpenWest, Inc. *	231,850	1,143,021
Yelp, Inc. *	316,354	10,854,106
Ziff Davis, Inc. *	206,037	8,459,879
ZipRecruiter, Inc., Class A *	367,373	2,057,289
ZoomInfo Technologies, Inc. *	1,305,670	15,224,112
		503,407,965

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
10X Genomics, Inc., Class A *	515,180	5,507,274
2seventy bio, Inc. *	250,732	661,932
4D Molecular Therapeutics, Inc. *	162,339	735,396
89bio, Inc. *	591,963	5,463,819
Absci Corp. *(a)	407,814	1,570,084
ACADIA Pharmaceuticals, Inc. *	593,343	11,629,523
ACELYRIN, Inc. *	338,140	906,215
Acrivon Therapeutics, Inc. *	65,156	345,978
Adaptive Biotechnologies Corp. *	545,563	4,506,350
ADMA Biologics, Inc. *	1,141,232	18,704,793
Agios Pharmaceuticals, Inc. *	274,958	9,772,007
Akero Therapeutics, Inc. *	333,356	16,374,447
Alector, Inc. *	389,776	639,233
Aligos Therapeutics, Inc. *(a)	11,431	192,841
Alkermes PLC *	778,909	26,739,946
Allogene Therapeutics, Inc. *	731,012	1,425,473
Alto Neuroscience, Inc. *(a)	102,503	287,008
Alumis, Inc. *(a)	64,260	298,809
ALX Oncology Holdings, Inc. *	136,853	150,538
Amicus Therapeutics, Inc. *	1,299,933	12,336,364
Amneal Pharmaceuticals, Inc. *	714,980	6,198,877
Amphastar Pharmaceuticals, Inc. *	179,489	5,102,872
Amylyx Pharmaceuticals, Inc. *	245,989	806,844
AnaptysBio, Inc. *	92,545	1,556,607
Anavex Life Sciences Corp. *(a)	406,129	3,212,480
ANI Pharmaceuticals, Inc. *	79,321	4,909,177
Anika Therapeutics, Inc. *	70,369	1,227,939
Annexon, Inc. *	412,911	1,090,085
Apellis Pharmaceuticals, Inc. *	514,536	12,940,580
Apogee Therapeutics, Inc. *	149,560	4,702,166
Applied Therapeutics, Inc. *	414,534	210,749
Arbutus Biopharma Corp. *	710,102	2,449,852
Arcellx, Inc. *	187,903	12,179,872
Arcturus Therapeutics Holdings, Inc. *	118,854	1,995,559
Arcus Biosciences, Inc. *	323,593	3,523,928
Arcutis Biotherapeutics, Inc. *	510,763	6,992,345
Ardelyx, Inc. *	1,141,099	6,116,291
ArriVent Biopharma, Inc. *	108,703	2,566,478
Arrowhead Pharmaceuticals, Inc. *	598,829	11,323,856
ARS Pharmaceuticals, Inc. *	250,438	2,624,590
Arvinas, Inc. *	305,405	5,405,669
Astria Therapeutics, Inc. *	168,955	1,088,070
Atea Pharmaceuticals, Inc. *	379,874	1,151,018
Avidity Biosciences, Inc. *	573,491	17,571,764
Axsome Therapeutics, Inc. *	196,170	25,019,522
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Azenta, Inc. *	220,062	9,599,104
Beam Therapeutics, Inc. *	357,976	9,429,088
Bicara Therapeutics, Inc. *(a)	88,111	1,171,876
BioAge Labs, Inc. *(a)	54,903	254,201
BioCryst Pharmaceuticals, Inc. *	993,920	8,557,651
Biohaven Ltd. *	403,601	15,005,885
BioLife Solutions, Inc. *	173,633	4,167,192
Biomea Fusion, Inc. *(a)	119,580	345,586
Blueprint Medicines Corp. *	306,272	29,576,687
Bridgebio Pharma, Inc. *	710,186	24,785,491
C4 Therapeutics, Inc. *	271,035	734,505
CareDx, Inc. *	256,971	5,691,908
Cargo Therapeutics, Inc. *	173,179	651,153
Caribou Biosciences, Inc. *	415,042	485,599
Cassava Sciences, Inc. *(a)	219,429	526,630
Catalyst Pharmaceuticals, Inc. *	538,421	12,324,457
Celcuity, Inc. *	128,456	1,211,340
Celldex Therapeutics, Inc. *	321,236	6,607,825
Century Therapeutics, Inc. *(a)	167,557	114,408
CG oncology, Inc. *	257,530	6,659,726
Cogent Biosciences, Inc. *	503,044	3,787,921
Coherus Biosciences, Inc. *(a)	580,240	644,066
Collegium Pharmaceutical, Inc. *	154,309	4,482,676
Contineum Therapeutics, Inc., Class A *(a)	26,400	185,856
Corbus Pharmaceuticals Holdings, Inc. *	57,355	433,030
Corcept Therapeutics, Inc. *	448,391	27,163,527
Crinetics Pharmaceuticals, Inc. *	445,702	15,947,218
CRISPR Therapeutics AG *	411,300	18,064,296
CryoPort, Inc. *	236,722	1,318,542
Cullinan Therapeutics, Inc. *	249,915	2,121,778
Cytek Biosciences, Inc. *	498,618	2,238,795
Cytokinetics, Inc. *	567,797	26,118,662
Day One Biopharmaceuticals, Inc. *	330,115	2,990,842
Denali Therapeutics, Inc. *	597,080	9,887,645
Design Therapeutics, Inc. *	140,940	684,968
Dianthus Therapeutics, Inc. *	88,992	1,922,227
Disc Medicine, Inc. *	114,456	6,430,138
Dynavax Technologies Corp. *	589,834	8,133,811
Dyne Therapeutics, Inc. *	381,139	5,187,302
Edgewise Therapeutics, Inc. *	284,679	7,450,049
Editas Medicine, Inc. *	365,283	701,343
Emergent BioSolutions, Inc. *	264,052	1,975,109
Enanta Pharmaceuticals, Inc. *	94,033	731,577
Enliven Therapeutics, Inc. *	144,771	3,015,580
Entrada Therapeutics, Inc. *	110,559	1,320,074
Erasca, Inc. *	1,025,358	1,404,740
Evolus, Inc. *	241,115	3,517,868
Exelixis, Inc. *	1,375,307	53,210,628
Fate Therapeutics, Inc. *	434,347	486,469
Fortrea Holdings, Inc. *	434,816	6,022,202
Fulcrum Therapeutics, Inc. *	207,138	743,625
Generation Bio Co. *	243,268	141,095
Geron Corp. *	2,545,778	4,480,569
Gossamer Bio, Inc. *	901,427	1,108,755
Gyre Therapeutics, Inc. *(a)	79,286	919,718
Halozyme Therapeutics, Inc. *	612,173	36,210,033
Harmony Biosciences Holdings, Inc. *	185,021	6,262,961
Harrow, Inc. *	147,503	4,141,884
Heron Therapeutics, Inc. *(a)	668,596	1,651,432
Humacyte, Inc. *(a)	461,830	1,570,222
Ideaya Biosciences, Inc. *	414,756	8,531,531
IGM Biosciences, Inc. *(a)	91,985	125,100
ImmunityBio, Inc. *(a)	767,072	2,523,667
Immunome, Inc. *	361,132	3,394,641
Immunovant, Inc. *	318,715	6,565,529
Innoviva, Inc. *	263,478	4,721,526
SECURITY	NUMBER OF SHARES	VALUE ($)
Intellia Therapeutics, Inc. *	488,108	4,925,010
Intra-Cellular Therapies, Inc. *	474,484	60,828,849
Ionis Pharmaceuticals, Inc. *	760,495	25,240,829
Iovance Biotherapeutics, Inc. *	1,085,022	4,595,068
Ironwood Pharmaceuticals, Inc. *	673,302	1,084,016
iTeos Therapeutics, Inc. *	134,173	974,096
Janux Therapeutics, Inc. *	155,250	5,106,173
Keros Therapeutics, Inc. *	166,656	1,846,548
Kodiak Sciences, Inc. *	153,986	632,882
Krystal Biotech, Inc. *	121,971	21,863,302
Kura Oncology, Inc. *	372,163	2,869,377
Kymera Therapeutics, Inc. *	225,583	7,072,027
Kyverna Therapeutics, Inc. *	106,266	301,795
LENZ Therapeutics, Inc.	76,883	1,678,356
Lexicon Pharmaceuticals, Inc. *	907,547	634,829
Ligand Pharmaceuticals, Inc. *	90,694	11,085,528
Liquidia Corp. *	226,787	3,512,931
Lyell Immunopharma, Inc. *	908,435	645,716
MacroGenics, Inc. *	312,709	769,264
Madrigal Pharmaceuticals, Inc. *	82,039	27,997,450
MannKind Corp. *	1,334,107	7,124,131
Maravai LifeSciences Holdings, Inc., Class A *	569,535	1,833,903
MBX Biosciences, Inc. *(a)	50,863	488,285
Mesa Laboratories, Inc.	26,005	3,624,577
MiMedx Group, Inc. *	562,367	4,726,695
Mind Medicine MindMed, Inc. *	316,438	2,126,463
Mineralys Therapeutics, Inc. *	112,230	1,025,782
Mirum Pharmaceuticals, Inc. *	194,498	9,252,270
Monte Rosa Therapeutics, Inc. *	208,677	1,147,724
Myriad Genetics, Inc. *	438,631	4,706,511
Nektar Therapeutics *	784,840	659,266
Neumora Therapeutics, Inc. *	403,779	629,895
Novavax, Inc. *	772,761	6,437,099
Nurix Therapeutics, Inc. *	320,193	4,946,982
Nuvalent, Inc., Class A *	183,059	13,725,764
Nuvation Bio, Inc. *	1,218,404	2,400,256
Ocular Therapeutix, Inc. *	611,747	4,367,874
Olema Pharmaceuticals, Inc. *	179,638	785,018
Omeros Corp. *	275,211	2,314,525
OmniAb, Inc. *	482,200	1,678,056
Organogenesis Holdings, Inc. *	359,410	2,231,936
Organon & Co.	1,242,834	18,530,655
ORIC Pharmaceuticals, Inc. *	218,208	1,752,210
Pacific Biosciences of California, Inc. *(a)	1,206,325	1,749,171
Pacira BioSciences, Inc. *	223,836	5,383,256
Perrigo Co. PLC	656,197	19,029,713
Perspective Therapeutics, Inc. *	250,732	697,035
Phathom Pharmaceuticals, Inc. *	212,907	1,175,247
Phibro Animal Health Corp., Class A	97,408	2,215,058
Pliant Therapeutics, Inc. *	258,205	888,225
Praxis Precision Medicines, Inc. *	83,977	3,241,512
Precigen, Inc. *	740,276	1,280,677
Prelude Therapeutics, Inc. *(a)	82,745	62,803
Prestige Consumer Healthcare, Inc. *	237,451	20,123,972
Prime Medicine, Inc. *(a)	312,521	787,553
ProKidney Corp. *(a)	422,929	520,203
Protagonist Therapeutics, Inc. *	286,621	10,774,083
Prothena Corp. PLC *	182,148	2,879,760
PTC Therapeutics, Inc. *	370,685	20,484,053
Quanterix Corp. *	174,795	1,326,694
Rapport Therapeutics, Inc. *	39,606	397,248
Recursion Pharmaceuticals, Inc., Class A *	1,376,643	10,338,589
REGENXBIO, Inc. *	217,125	1,426,511
Relay Therapeutics, Inc. *	626,283	2,135,625
Replimune Group, Inc. *	284,656	3,609,438
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Revolution Medicines, Inc. *	825,290	33,622,315
Rhythm Pharmaceuticals, Inc. *	252,297	13,853,628
Rocket Pharmaceuticals, Inc. *	404,167	3,819,378
Sage Therapeutics, Inc. *	264,169	1,928,434
Sana Biotechnology, Inc. *(a)	615,361	1,606,092
Sangamo Therapeutics, Inc. *	917,157	935,500
Savara, Inc. *	560,300	1,395,147
Scholar Rock Holding Corp. *	355,586	13,803,849
Scilex Holding Co. *(a)(c)	280,273	49,608
Septerna, Inc. *(a)	76,009	491,778
Seres Therapeutics, Inc. *	714,695	542,668
SIGA Technologies, Inc.	198,869	1,091,791
Soleno Therapeutics, Inc. *	125,832	6,143,118
Sotera Health Co. *	737,329	9,194,493
SpringWorks Therapeutics, Inc. *	357,807	20,666,932
Spyre Therapeutics, Inc. *	239,848	4,725,006
Standard BioTools, Inc. *	1,430,494	1,523,476
Stoke Therapeutics, Inc. *	188,569	1,480,267
Summit Therapeutics, Inc. *(a)	673,807	13,941,067
Supernus Pharmaceuticals, Inc. *	266,205	8,534,532
Syndax Pharmaceuticals, Inc. *	409,860	6,410,210
Tango Therapeutics, Inc. *	312,012	645,865
Tarsus Pharmaceuticals, Inc. *	167,423	7,446,975
TG Therapeutics, Inc. *	644,059	19,379,735
Theravance Biopharma, Inc. *	164,555	1,538,589
Third Harmonic Bio, Inc. *	101,333	349,599
Travere Therapeutics, Inc. *	374,147	8,006,746
Twist Bioscience Corp. *	282,697	10,974,298
Tyra Biosciences, Inc. *	96,825	1,133,821
Ultragenyx Pharmaceutical, Inc. *	445,300	19,112,276
uniQure NV *	218,749	2,876,549
Upstream Bio, Inc. *(a)	74,019	586,971
Vanda Pharmaceuticals, Inc. *	278,122	1,323,861
Vaxcyte, Inc. *	552,264	40,326,317
Ventyx Biosciences, Inc. *	282,784	446,799
Vera Therapeutics, Inc. *	266,054	7,962,996
Veracyte, Inc. *	372,405	12,944,798
Vericel Corp. *	238,446	12,229,895
Verve Therapeutics, Inc. *	329,956	2,088,622
Viking Therapeutics, Inc. *	535,317	15,454,602
Vir Biotechnology, Inc. *	440,657	3,697,112
Viridian Therapeutics, Inc. *	321,997	5,000,613
WaVe Life Sciences Ltd. *	569,810	6,022,892
Xencor, Inc. *	334,512	5,138,104
Y-mAbs Therapeutics, Inc. *	160,085	890,073
Zenas Biopharma, Inc. *(a)	65,866	461,721
Zentalis Pharmaceuticals, Inc. *	263,956	546,389
Zura Bio Ltd. *(a)	173,729	236,271
		1,422,074,886

Real Estate Management & Development 0.6%
Anywhere Real Estate, Inc. *	468,089	1,624,269
Compass, Inc., Class A *	2,012,933	18,096,268
CoStar Group, Inc. *	49,371	3,764,528
Cushman & Wakefield PLC *	1,103,689	13,122,862
eXp World Holdings, Inc. (a)	404,084	4,085,289
Forestar Group, Inc. *	91,255	2,012,173
FRP Holdings, Inc. *	63,619	1,996,364
Howard Hughes Holdings, Inc. *	146,506	11,603,275
Kennedy-Wilson Holdings, Inc.	564,466	5,480,965
Marcus & Millichap, Inc.	114,759	4,415,926
Newmark Group, Inc., Class A	665,570	9,763,912
Opendoor Technologies, Inc. *	3,089,364	4,139,748
RE/MAX Holdings, Inc., Class A *	89,866	798,010
Redfin Corp. *	592,555	3,952,342
RMR Group, Inc., Class A	75,322	1,372,367
Seaport Entertainment Group, Inc. *	39,079	915,230
SECURITY	NUMBER OF SHARES	VALUE ($)
Seritage Growth Properties, Class A *	168,597	617,065
St. Joe Co.	183,448	8,800,000
Star Holdings *	58,523	541,338
Tejon Ranch Co. *	118,117	1,814,277
		98,916,208

Semiconductors & Semiconductor Equipment 2.3%
ACM Research, Inc., Class A *	233,809	6,065,005
Aehr Test Systems *(a)	134,054	1,292,281
Allegro MicroSystems, Inc. *	628,546	14,016,576
Alpha & Omega Semiconductor Ltd. *	113,486	3,436,356
Ambarella, Inc. *	187,085	11,492,632
Amkor Technology, Inc.	545,870	11,517,857
Axcelis Technologies, Inc. *	156,719	8,586,634
CEVA, Inc. *	113,393	3,884,844
Cirrus Logic, Inc. *	255,702	26,646,705
Cohu, Inc. *	222,834	4,380,916
Credo Technology Group Holding Ltd. *	688,070	37,967,703
Diodes, Inc. *	223,047	11,014,061
FormFactor, Inc. *	372,262	12,396,325
Ichor Holdings Ltd. *	161,364	4,726,352
Impinj, Inc. *	110,055	10,637,916
indie Semiconductor, Inc., Class A *	799,639	2,406,913
Kulicke & Soffa Industries, Inc.	259,367	9,925,975
MACOM Technology Solutions Holdings, Inc. *	278,832	32,249,709
MaxLinear, Inc. *	369,605	5,399,929
MKS Instruments, Inc.	324,064	29,755,556
Navitas Semiconductor Corp. *(a)	639,549	1,560,500
PDF Solutions, Inc. *	147,546	3,322,736
Penguin Solutions, Inc. *	257,680	5,135,562
Photronics, Inc. *	306,658	6,390,753
Power Integrations, Inc.	274,387	16,682,730
Rambus, Inc. *	512,871	28,664,360
Rigetti Computing, Inc. *(a)	765,013	6,472,010
Semtech Corp. *	406,867	15,538,251
Silicon Laboratories, Inc. *	155,907	21,873,752
SiTime Corp. *	90,961	14,112,599
SkyWater Technology, Inc. *	106,085	989,773
SolarEdge Technologies, Inc. *	277,174	4,570,599
Synaptics, Inc. *	192,552	12,735,389
Ultra Clean Holdings, Inc. *	217,858	5,359,307
Veeco Instruments, Inc. *	274,698	6,109,284
Wolfspeed, Inc. *	608,607	3,517,748
		400,835,598

Software & Services 7.3%
8x8, Inc. *	620,848	1,552,120
A10 Networks, Inc.	356,895	7,419,847
ACI Worldwide, Inc. *	504,547	28,935,770
Adeia, Inc.	528,341	8,305,521
Agilysys, Inc. *	108,031	8,749,431
Alarm.com Holdings, Inc. *	237,750	13,810,897
Alkami Technology, Inc. *	319,477	9,852,671
Altair Engineering, Inc., Class A *	288,114	32,153,522
Amplitude, Inc., Class A *	408,578	5,143,997
Appfolio, Inc., Class A *	111,011	23,811,859
Appian Corp., Class A *	206,718	6,712,133
Applied Digital Corp. *	832,895	6,663,160
Asana, Inc., Class A *	404,534	7,787,280
ASGN, Inc. *	212,146	14,294,397
Aurora Innovation, Inc. *	4,878,039	35,463,344
AvePoint, Inc. *	497,248	7,428,885
BigCommerce Holdings, Inc. *	312,048	2,209,300
Bill Holdings, Inc. *	458,839	25,327,913
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Blackbaud, Inc. *	188,474	12,458,131
BlackLine, Inc. *	248,803	12,017,185
Blend Labs, Inc., Class A *	938,826	2,938,525
Box, Inc., Class A *	689,798	22,556,395
Braze, Inc., Class A *	309,262	11,436,509
C3.ai, Inc., Class A *	540,048	12,664,126
CCC Intelligent Solutions Holdings, Inc. *	2,199,965	22,417,643
Cipher Mining, Inc. *	1,063,895	4,340,692
Cleanspark, Inc. *	1,229,582	9,824,360
Clear Secure, Inc., Class A	453,159	10,744,400
Clearwater Analytics Holdings, Inc., Class A *	948,058	29,484,604
Commvault Systems, Inc. *	210,672	35,932,216
Confluent, Inc., Class A *	1,242,662	39,442,092
Consensus Cloud Solutions, Inc. *	84,093	2,200,714
Core Scientific, Inc. *	1,340,181	14,956,420
Couchbase, Inc. *	198,030	3,495,230
CS Disco, Inc. *	103,672	499,699
Daily Journal Corp. *	4,534	1,783,086
Digimarc Corp. *	71,584	1,170,398
Digital Turbine, Inc. *	453,755	1,556,380
DigitalOcean Holdings, Inc. *	306,968	13,153,579
Dolby Laboratories, Inc., Class A	287,086	23,429,088
Domo, Inc., Class B *	157,842	1,199,599
DoubleVerify Holdings, Inc. *	675,633	9,391,299
Dropbox, Inc., Class A *	1,072,599	27,866,122
DXC Technology Co. *	869,484	15,972,421
E2open Parent Holdings, Inc. *	1,001,566	2,293,586
Enfusion, Inc., Class A *	205,330	2,357,188
EverCommerce, Inc. *	88,263	875,569
Expensify, Inc., Class A *	252,924	980,081
Fastly, Inc., Class A *	619,122	4,216,221
Five9, Inc. *	363,050	13,142,410
Freshworks, Inc., Class A *	906,811	15,470,196
Gitlab, Inc., Class A *	571,667	34,420,070
Grid Dynamics Holdings, Inc. *	298,649	5,620,574
Hackett Group, Inc.	120,534	3,661,823
Hut 8 Corp. *	398,180	5,873,155
Informatica, Inc., Class A *	403,090	7,723,204
Intapp, Inc. *	249,100	16,430,636
InterDigital, Inc.	121,871	26,036,520
Jamf Holding Corp. *	305,339	4,177,038
Kaltura, Inc. *	376,896	799,020
Klaviyo, Inc., Class A *	378,586	14,886,002
Kyndryl Holdings, Inc. *	1,118,509	42,592,823
LivePerson, Inc. *	367,002	396,362
LiveRamp Holdings, Inc. *	314,446	9,395,646
MARA Holdings, Inc. *	1,548,436	21,554,229
Meridianlink, Inc. *	126,698	2,313,505
N-able, Inc. *	337,499	3,385,115
nCino, Inc. *	446,232	13,971,524
NCR Voyix Corp. *	700,936	7,906,558
NextNav, Inc. *	314,092	3,294,825
Olo, Inc., Class A *	541,294	3,729,516
ON24, Inc. *	176,807	986,583
OneSpan, Inc.	170,024	2,727,185
Onestream, Inc. *	208,063	4,847,868
PagerDuty, Inc. *	449,606	7,967,018
Pegasystems, Inc.	215,114	16,888,600
Progress Software Corp.	207,221	11,322,555
PROS Holdings, Inc. *	210,862	5,098,643
Q2 Holdings, Inc. *	290,473	25,378,626
Qualys, Inc. *	176,177	23,160,228
QXO, Inc.	1,180,247	15,036,347
Rackspace Technology, Inc. *	366,047	867,531
Rapid7, Inc. *	305,057	8,874,108
RingCentral, Inc., Class A *	387,454	11,023,066
SECURITY	NUMBER OF SHARES	VALUE ($)
Riot Platforms, Inc. *	1,384,074	12,844,207
Rubrik, Inc., Class A *	332,733	21,667,573
Samsara, Inc., Class A *	1,013,839	48,339,844
SEMrush Holdings, Inc., Class A *	159,972	1,759,692
SentinelOne, Inc., Class A *	1,402,721	28,938,134
Silvaco Group, Inc. *	41,329	255,827
SolarWinds Corp.	260,992	4,778,764
SoundHound AI, Inc., Class A *(a)	1,624,874	17,581,137
Sprinklr, Inc., Class A *	530,202	4,490,811
Sprout Social, Inc., Class A *	244,350	6,480,162
SPS Commerce, Inc. *	181,152	24,129,446
Telos Corp. *	257,583	770,173
Tenable Holdings, Inc. *	578,671	22,070,512
Teradata Corp. *	460,241	10,972,145
Terawulf, Inc. *	1,477,469	6,190,595
Tucows, Inc., Class A *	51,349	1,020,305
Unisys Corp. *	334,574	1,442,014
Varonis Systems, Inc. *	541,678	23,275,904
Verint Systems, Inc. *	298,146	6,729,155
Vertex, Inc., Class A *	251,354	8,116,221
Weave Communications, Inc. *	194,604	2,452,010
Workiva, Inc. *	248,185	21,721,151
Xperi, Inc. *	213,597	1,807,031
Yext, Inc. *	527,772	3,588,850
Zeta Global Holdings Corp., Class A *	1,024,826	17,637,255
		1,289,293,632

Technology Hardware & Equipment 3.3%
908 Devices, Inc. *	123,902	277,540
ADTRAN Holdings, Inc. *	346,922	3,666,966
Advanced Energy Industries, Inc.	181,443	20,896,790
Aeva Technologies, Inc. *	158,508	567,459
Arlo Technologies, Inc. *	486,552	6,996,618
Avnet, Inc.	418,936	21,173,025
Badger Meter, Inc.	141,779	29,820,377
Bel Fuse, Inc., Class B	58,310	4,892,792
Belden, Inc.	194,298	21,378,609
Benchmark Electronics, Inc.	172,685	6,900,493
Calix, Inc. *	284,803	10,543,407
Clearfield, Inc. *	56,369	1,826,919
CommScope Holding Co., Inc. *	1,047,896	6,654,140
Corsair Gaming, Inc. *	217,282	2,550,891
Crane NXT Co.	237,096	13,234,699
CTS Corp.	145,413	6,494,145
Daktronics, Inc. *	193,387	2,951,086
Diebold Nixdorf, Inc. *	181,405	8,023,543
Digi International, Inc. *	174,204	5,320,190
ePlus, Inc. *	127,776	8,226,219
Evolv Technologies Holdings, Inc. *	517,870	1,833,260
Extreme Networks, Inc. *	634,693	9,806,007
Fabrinet *	174,520	34,912,726
FARO Technologies, Inc. *	89,950	2,874,802
Harmonic, Inc. *	557,309	5,745,856
Insight Enterprises, Inc. *	131,669	20,261,226
IonQ, Inc. *	948,037	23,293,269
IPG Photonics Corp. *	129,339	7,526,236
Itron, Inc. *	217,346	23,666,806
Kimball Electronics, Inc. *	119,063	2,145,515
Knowles Corp. *	425,976	7,066,942
Lightwave Logic, Inc. *(a)	582,279	704,558
Littelfuse, Inc.	119,425	27,719,737
Lumentum Holdings, Inc. *	330,471	23,242,025
Methode Electronics, Inc.	168,629	1,838,056
MicroVision, Inc. *(a)	1,036,381	1,502,752
Mirion Technologies, Inc. *	899,143	13,963,691
Napco Security Technologies, Inc.	175,246	4,304,042
NETGEAR, Inc. *	137,370	3,612,831
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NetScout Systems, Inc. *	345,388	7,767,776
nLight, Inc. *	229,053	2,100,416
Nokia OYJ, ADR	739,290	3,548,593
Novanta, Inc. *	172,980	25,019,827
OSI Systems, Inc. *	74,664	15,396,463
Ouster, Inc. *	210,226	1,734,364
PAR Technology Corp. *	175,354	12,048,573
PC Connection, Inc.	58,861	3,755,332
Plexus Corp. *	131,251	17,445,883
Ribbon Communications, Inc. *	446,540	2,107,669
Rogers Corp. *	81,847	6,542,849
Sanmina Corp. *	263,227	21,563,556
ScanSource, Inc. *	104,579	3,828,637
SmartRent, Inc. *	800,221	992,274
TTM Technologies, Inc. *	492,415	11,872,126
Viasat, Inc. *	403,139	3,523,435
Viavi Solutions, Inc. *	1,064,402	11,900,014
Vishay Intertechnology, Inc.	543,210	9,310,619
Vontier Corp.	722,315	26,978,465
Xerox Holdings Corp.	552,570	3,663,539
		589,516,655

Telecommunication Services 0.9%
Anterix, Inc. *	89,035	3,472,365
AST SpaceMobile, Inc., Class A *(a)	770,410	20,885,815
ATN International, Inc.	48,300	834,624
Bandwidth, Inc., Class A *	124,256	1,984,368
Cogent Communications Holdings, Inc.	203,015	14,834,306
Frontier Communications Parent, Inc. *	1,066,828	38,395,140
Globalstar, Inc. *	242,481	5,235,165
Gogo, Inc. *	285,762	2,094,636
IDT Corp., Class B	100,231	4,867,217
Iridium Communications, Inc.	547,075	17,265,687
Liberty Latin America Ltd., Class C *	775,033	5,200,471
Lumen Technologies, Inc. *	4,886,165	23,062,699
Shenandoah Telecommunications Co.	219,013	2,367,531
Telephone & Data Systems, Inc.	468,552	16,914,727
U.S. Cellular Corp. *	68,523	4,493,738
		161,908,489

Transportation 1.9%
Air Transport Services Group, Inc. *	240,298	5,365,854
Alaska Air Group, Inc. *	611,673	44,211,724
Allegiant Travel Co.	70,092	5,151,762
ArcBest Corp.	112,924	8,895,024
Avis Budget Group, Inc. *	80,705	6,376,502
Covenant Logistics Group, Inc., Class A	76,368	1,922,183
Forward Air Corp. *	95,646	2,149,166
Frontier Group Holdings, Inc. *	394,737	2,842,106
FTAI Infrastructure, Inc.	543,650	3,174,916
Genco Shipping & Trading Ltd.	208,262	2,973,981
GXO Logistics, Inc. *	575,581	22,689,403
Heartland Express, Inc.	205,978	2,125,693
Hertz Global Holdings, Inc. *	582,983	2,431,039
Hub Group, Inc., Class A	292,586	12,025,285
JetBlue Airways Corp. *	1,439,822	9,387,639
Joby Aviation, Inc. *	2,314,105	16,198,735
Kirby Corp. *	276,042	28,769,097
Landstar System, Inc.	169,815	26,966,622
Lyft, Inc., Class A *	1,761,252	23,495,102
Marten Transport Ltd.	281,258	4,140,118
Matson, Inc.	160,045	23,057,683
Proficient Auto Logistics, Inc. *	76,826	803,600
SECURITY	NUMBER OF SHARES	VALUE ($)
RXO, Inc. *	672,173	13,759,381
Ryder System, Inc.	203,797	33,518,493
Schneider National, Inc., Class B	224,794	5,930,066
SkyWest, Inc. *	194,583	19,246,205
Sun Country Airlines Holdings, Inc. *	187,978	3,028,326
Universal Logistics Holdings, Inc.	33,951	923,467
Werner Enterprises, Inc.	298,849	9,730,523
Wheels Up Experience, Inc. *(a)	428,034	517,921
		341,807,616

Utilities 3.0%
ALLETE, Inc.	278,804	18,314,635
Altus Power, Inc. *	275,524	1,358,333
American States Water Co.	181,440	13,887,418
Avista Corp.	381,613	15,253,072
Black Hills Corp.	344,796	21,094,619
California Water Service Group	287,049	13,046,377
Chesapeake Utilities Corp.	109,800	13,936,914
Clearway Energy, Inc., Class C	554,817	15,545,972
Hawaiian Electric Industries, Inc. *	832,746	9,118,569
IDACORP, Inc.	256,797	30,278,934
MDU Resources Group, Inc.	983,243	16,960,942
MGE Energy, Inc.	174,176	15,985,873
Middlesex Water Co.	86,018	4,312,082
Montauk Renewables, Inc. *	307,237	1,053,823
National Fuel Gas Co.	440,174	33,101,085
New Jersey Resources Corp.	477,537	23,103,240
Northwest Natural Holding Co.	193,854	7,924,752
Northwestern Energy Group, Inc.	294,315	16,461,038
Oklo, Inc. *	346,096	11,556,145
ONE Gas, Inc.	272,131	20,450,645
Ormat Technologies, Inc.	276,149	19,286,246
Otter Tail Corp.	201,105	16,034,102
Portland General Electric Co.	506,948	22,726,479
SJW Group	145,741	7,676,178
Southwest Gas Holdings, Inc.	290,426	21,796,471
Spire, Inc.	278,458	21,402,282
Sunnova Energy International, Inc. *	525,789	872,810
Talen Energy Corp. *	244,747	50,895,139
TXNM Energy, Inc.	434,697	22,712,918
UGI Corp.	1,034,487	35,338,076
Unitil Corp.	77,411	4,342,757
York Water Co.	68,785	2,204,559
		528,032,485
Total Common Stocks (Cost $15,472,570,900)		17,633,747,045

SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)	11,886,321	11,886,321
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)(e)	168,190,733	168,190,733
		180,077,054
Total Short-Term Investments (Cost $180,077,054)		180,077,054
Total Investments in Securities (Cost $15,652,647,954)		17,813,824,099

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/21/25	248	26,849,720	(1,210,295)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $161,900,316.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2024, and/or Value and Balance of Shares Held at February 28, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/25	BALANCE OF SHARES HELD AT 2/28/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Tupperware Brands Corp.	$257,710	$5,053	($12,934 )	($2,469,867 )	$2,220,038	$—	—	$—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	—	572,402	(492,712)	(825,390)	1,445,406	4,885,568	107,873	53,326

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	3,540,938	303,293	(223,456)	(157,739)	(528,168)	—	—	20,827

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	2,096,513	256,641	(160,914)	(831,972)	614,841	—	—	—
Total	$5,895,161	$1,137,389	($890,016 )	($4,284,968 )	$3,752,117	$4,885,568		$74,153

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,206,813,340	$—	$—	$15,206,813,340
Health Care Equipment & Services	1,004,858,819	—	0 *	1,004,858,819
Pharmaceuticals, Biotechnology & Life Sciences	1,422,025,278	—	49,608	1,422,074,886
Short-Term Investments[1]	180,077,054	—	—	180,077,054
Liabilities
Futures Contracts[2]	(1,210,295)	—	—	(1,210,295)
Total	$17,812,564,196	$—	$49,608	$17,812,613,804

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $12,061,497)		$4,885,568
Investments in securities, at value - unaffiliated issuers (cost $15,640,586,457) including securities on loan of $161,900,316		17,808,938,531
Cash		34,121,732
Deposit with broker for futures contracts		4,102,943
Receivables:
Dividends		12,323,420
Investments sold		4,922,394
Income from securities on loan		1,195,335
Variation margin on future contracts	+	234,877
Total assets		17,870,724,800

Liabilities
Collateral held for securities on loan		168,190,733
Payables:
Investments bought		5,082,326
Fund shares redeemed		5,049,303
Management fees	+	566,303
Total liabilities		178,888,665
Net assets		$17,691,836,135

Net Assets by Source
Capital received from investors		$16,989,102,430
Total distributable earnings	+	702,733,705
Net assets		$17,691,836,135

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$17,691,836,135		700,750,000		$25.25

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $83,048)		$125,322,572
Income from non-cash dividends - unaffiliated issuers		10,727,267
Dividends received from securities - affiliated issuers		74,153
Other Interest		51,927
Securities on loan, net	+	6,145,893
Total investment income		142,321,812

Expenses
Management fees		3,673,861
Total expenses	–	3,673,861
Net investment income		138,647,951

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(4,402,203)
Net realized losses on sales of securities - unaffiliated issuers		(494,801,276)
Net realized gains on sales of in-kind redemptions - affiliated issuers		117,235
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		950,260,788
Net realized gains on futures contracts	+	317,182
Net realized gains		451,491,726
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,752,117
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(614,723,657)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,982,834)
Net change in unrealized appreciation (depreciation)	+	(612,954,374)
Net realized and unrealized losses		(161,462,648)
Decrease in net assets resulting from operations		($22,814,697 )
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$138,647,951	$216,248,443
Net realized gains		451,491,726	74,598,634
Net change in unrealized appreciation (depreciation)	+	(612,954,374)	2,328,295,981
Increase (decrease) in net assets resulting from operations		($22,814,697 )	$2,619,143,058

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($180,509,405 )	($220,994,445 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		61,050,000	$1,574,851,097	118,700,000	$2,608,084,330
Shares redeemed	+	(61,100,000)	(1,590,160,562)	(72,800,000)	(1,576,736,373)
Net transactions in fund shares		(50,000)	($15,309,465 )	45,900,000	$1,031,347,957

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		700,800,000	$17,910,469,702	654,900,000	$14,480,973,132
Total increase (decrease)	+	(50,000)	(218,633,567)	45,900,000	3,429,496,570
End of period		700,750,000	$17,691,836,135	700,800,000	$17,910,469,702

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*,1	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]
Per-Share Data
Net asset value at beginning of period	$28.17	$24.85	$24.13	$25.89	$19.10	$17.77
Income (loss) from investment operations:
Net investment income (loss)[2]	0.60	0.96	0.91	0.84	0.76	0.62
Net realized and unrealized gains (losses)	0.77	3.30	0.68	(1.79)	6.76	1.32
Total from investment operations	1.37	4.26	1.59	(0.95)	7.52	1.94
Less distributions:
Distributions from net investment income	(1.02)	(0.94)	(0.87)	(0.81)	(0.73)	(0.61)
Net asset value at end of period	$28.52	$28.17	$24.85	$24.13	$25.89	$19.10
Total return	3.12%[3]	17.71%	6.75%	(3.74%)	40.15%	11.46%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[4]	0.06%	0.06%[5]	0.06%[5]	0.06%	0.06%
Net investment income (loss)	3.70%[4]	3.78%	3.74%	3.31%	3.27%	3.48%
Portfolio turnover rate[6]	7%[3]	29%	28%	14%	46%	43%
Net assets, end of period (x 1,000,000)	$70,372	$60,686	$49,611	$37,095	$27,955	$12,694

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.4%
Ford Motor Co.	102,851,819	982,234,871

Banks 10.3%
1st Source Corp.	444,305	28,835,394
Bank of Hawaii Corp.	1,045,533	75,508,393
Bank OZK	2,779,690	133,452,917
Banner Corp.	905,558	62,465,391
Cathay General Bancorp	1,903,331	89,361,390
Central Pacific Financial Corp.	718,005	20,850,865
City Holding Co.	385,921	45,920,740
Columbia Banking System, Inc.	5,514,101	147,391,920
Comerica, Inc.	3,496,294	224,916,593
CVB Financial Corp.	3,466,187	69,912,992
East West Bancorp, Inc.	3,650,804	344,745,422
Fifth Third Bancorp	17,828,419	775,001,374
First Bancshares, Inc.	746,855	26,640,318
First Commonwealth Financial Corp.	2,688,815	44,204,119
German American Bancorp, Inc.	780,062	31,140,075
Heritage Financial Corp.	901,725	22,786,591
Huntington Bancshares, Inc.	38,260,669	630,153,218
International Bancshares Corp.	1,407,312	94,289,904
KeyCorp	24,448,793	423,453,095
Lakeland Financial Corp.	671,052	44,564,563
M&T Bank Corp.	4,399,179	843,410,598
Northwest Bancshares, Inc.	3,357,073	42,366,261
OFG Bancorp	1,224,087	52,011,457
Preferred Bank	326,916	29,013,795
Regions Financial Corp.	24,106,561	571,566,561
S&T Bancorp, Inc.	1,006,038	40,462,848
Synovus Financial Corp.	3,794,919	196,880,398
U.S. Bancorp	41,106,522	1,927,895,882
Zions Bancorp NA	3,892,870	210,370,695
		7,249,573,769

Capital Goods 6.6%
Fastenal Co.	15,084,690	1,142,363,574
Lockheed Martin Corp.	5,490,396	2,472,709,647
MSC Industrial Direct Co., Inc., Class A	1,181,311	94,930,152
Snap-on, Inc.	1,387,755	473,460,373
Watsco, Inc.	916,191	462,062,607
		4,645,526,353

Commercial & Professional Services 2.2%
Insperity, Inc.	940,437	82,730,243
Kforce, Inc.	463,774	23,244,353
Paychex, Inc.	8,443,062	1,280,559,213
Robert Half, Inc.	2,692,044	159,072,880
		1,545,606,689

Consumer Discretionary Distribution & Retail 4.9%
Best Buy Co., Inc.	5,170,717	464,899,166
Buckle, Inc.	787,561	31,541,818
Dick's Sporting Goods, Inc.	1,525,383	343,363,713
Guess?, Inc.	736,346	7,481,275
Home Depot, Inc.	6,639,648	2,633,284,397
		3,480,570,369

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 1.1%
Carter's, Inc.	950,929	39,244,840
Ethan Allen Interiors, Inc.	589,661	16,805,338
Leggett & Platt, Inc.	3,539,893	32,460,819
Oxford Industries, Inc.	387,759	24,052,691
Tapestry, Inc.	6,064,247	518,007,978
Whirlpool Corp.	1,444,577	147,043,493
		777,615,159

Consumer Services 1.5%
Cracker Barrel Old Country Store, Inc. (a)	584,406	26,467,748
Darden Restaurants, Inc.	3,120,551	625,545,653
H&R Block, Inc.	3,680,264	200,611,191
Vail Resorts, Inc.	990,617	157,498,197
Wendy's Co.	4,496,769	69,699,919
		1,079,822,708

Energy 11.8%
APA Corp.	9,750,535	201,836,074
Chevron Corp.	17,946,509	2,846,675,258
Coterra Energy, Inc.	19,474,129	525,606,742
EOG Resources, Inc.	14,978,185	1,901,330,804
HF Sinclair Corp.	4,268,502	150,550,065
ONEOK, Inc.	15,385,702	1,544,570,624
Valero Energy Corp.	8,439,585	1,103,306,947
		8,273,876,514

Financial Services 5.5%
Artisan Partners Asset Management, Inc., Class A	1,841,928	77,766,200
Blackrock, Inc.	2,744,975	2,683,981,656
Cohen & Steers, Inc.	703,858	61,517,189
Janus Henderson Group PLC	3,354,380	141,554,836
Radian Group, Inc.	3,963,300	130,432,203
T. Rowe Price Group, Inc.	5,863,468	619,885,837
Virtus Investment Partners, Inc.	174,585	32,781,825
Western Union Co.	8,913,989	96,538,501
		3,844,458,247

Food, Beverage & Tobacco 13.0%
Altria Group, Inc.	44,946,022	2,510,235,329
Coca-Cola Co.	45,673,029	3,252,376,395
Hershey Co.	3,889,771	671,802,349
PepsiCo, Inc.	17,738,204	2,722,282,168
		9,156,696,241

Household & Personal Products 1.8%
Kimberly-Clark Corp.	8,871,966	1,259,907,892

Insurance 2.1%
AMERISAFE, Inc.	498,296	25,642,312
Cincinnati Financial Corp.	4,115,601	608,326,984
Fidelity National Financial, Inc.	6,843,182	441,590,535
Unum Group	4,502,622	370,520,764
		1,446,080,595

Materials 2.7%
Amcor PLC	38,074,097	385,309,862
CF Industries Holdings, Inc.	4,752,393	385,038,881
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Huntsman Corp.	4,283,583	72,521,060
LyondellBasell Industries NV, Class A	6,850,604	526,331,905
Packaging Corp. of America	2,348,590	500,461,043
		1,869,662,751

Media & Entertainment 0.6%
Interpublic Group of Cos., Inc.	9,897,677	271,196,350
Nexstar Media Group, Inc.	797,946	134,972,566
		406,168,916

Pharmaceuticals, Biotechnology & Life Sciences 17.6%
AbbVie, Inc.	16,101,747	3,365,748,175
Amgen, Inc.	10,210,702	3,145,508,858
Bristol-Myers Squibb Co.	48,677,793	2,902,170,019
Pfizer, Inc.	112,617,219	2,976,473,098
		12,389,900,150

Semiconductors & Semiconductor Equipment 4.4%
Skyworks Solutions, Inc.	4,208,557	280,542,410
Texas Instruments, Inc.	14,448,366	2,831,735,252
		3,112,277,662

Technology Hardware & Equipment 4.3%
Cisco Systems, Inc.	47,657,073	3,055,294,950

Telecommunication Services 4.1%
Verizon Communications, Inc.	66,823,367	2,880,087,118

Transportation 3.7%
CH Robinson Worldwide, Inc.	3,089,880	313,993,606
United Parcel Service, Inc., Class B	19,296,135	2,296,818,949
		2,610,812,555

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 0.0%
Clearway Energy, Inc., Class A	905,001	23,946,326
Total Common Stocks (Cost $62,784,369,768)		70,090,119,835

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (b)	44,392,887	44,392,887
Total Short-Term Investments (Cost $44,392,887)		44,392,887
Total Investments in Securities (Cost $62,828,762,655)		70,134,512,722

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones Industrial Average Index, e-mini, expires 03/21/25	1,000	219,445,000	(2,908,430)
S&P 400 Mid-Cap Index, e-mini, expires 03/21/25	174	53,934,780	(2,087,046)
			(4,995,476)

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	The rate shown is the annualized 7-day yield.
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2024, and/or Value and Balance of Shares Held at February 28, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/25	BALANCE OF SHARES HELD AT 2/28/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	$—	$5,172,320	($2,046,062 )	($2,154,941 )	$4,859,815	$26,467,748	584,406	$278,082
See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$70,090,119,835	$—	$—	$70,090,119,835
Short-Term Investments[1]	44,392,887	—	—	44,392,887
Liabilities
Futures Contracts[2]	(4,995,476)	—	—	(4,995,476)
Total	$70,129,517,246	$—	$—	$70,129,517,246

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $49,893,354)		$26,467,748
Investments in securities, at value - unaffiliated issuers (cost $62,778,869,301)		70,108,044,974
Deposit with broker for futures contracts		12,412,400
Receivables:
Dividends		198,199,562
Fund shares sold		38,504,411
Investments sold		26,203,396
Variation margin on future contracts		3,112,793
Income from securities on loan	+	1,277
Total assets		70,412,946,561

Liabilities
Payables:
Investments bought		38,215,192
Management fees	+	3,149,092
Total liabilities		41,364,284
Net assets		$70,371,582,277

Net Assets by Source
Capital received from investors		$66,068,968,177
Total distributable earnings	+	4,302,614,100
Net assets		$70,371,582,277

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$70,371,582,277		2,467,300,000		$28.52

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $57,738)		$1,214,643,090
Dividends received from securities - affiliated issuers		278,082
Other Interest		207,326
Securities on loan, net	+	1,999
Total investment income		1,215,130,497

Expenses
Management fees		19,363,146
Total expenses	–	19,363,146
Net investment income		1,195,767,351

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(2,207,865)
Net realized losses on sales of securities - unaffiliated issuers		(287,718,314)
Net realized gains on sales of in-kind redemptions - affiliated issuers		52,924
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		577,159,169
Net realized gains on futures contracts	+	7,803,545
Net realized gains		295,089,459
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		4,859,815
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		559,051,029
Net change in unrealized appreciation (depreciation) on futures contracts	+	(7,439,499)
Net change in unrealized appreciation (depreciation)	+	556,471,345
Net realized and unrealized gains		851,560,804
Increase in net assets resulting from operations		$2,047,328,155
See financial notes

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$1,195,767,351	$1,997,192,605
Net realized gains		295,089,459	2,741,999,249
Net change in unrealized appreciation (depreciation)	+	556,471,345	4,156,990,306
Increase in net assets resulting from operations		$2,047,328,155	$8,896,182,160

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,162,844,375 )	($1,944,153,725 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		381,850,000	$10,723,791,731	637,050,000	$16,586,860,072
Shares redeemed	+	(68,850,000)	(1,923,065,861)	(479,550,000)	(12,463,020,290)
Net transactions in fund shares		313,000,000	$8,800,725,870	157,500,000	$4,123,839,782

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,154,300,000	$60,686,372,627	1,996,800,000	$49,610,504,410
Total increase	+	313,000,000	9,685,209,650	157,500,000	11,075,868,217
End of period		2,467,300,000	$70,371,582,277	2,154,300,000	$60,686,372,627

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. REIT ETF	Schwab Fundamental International Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Ariel ESG ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Municipal Bond ETF	Schwab Core Bond ETF
Schwab Short-Term U.S. Treasury ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab U.S. Broad Market ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S.Broad Stock Market Index.
The Schwab 1000 Index ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index®.
The Schwab U.S. Large-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index.
The Schwab U.S. Large-Cap Growth ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index.
The Schwab U.S. Large-Cap Value ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index.
The Schwab U.S. Mid-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

1. Business Structure of the Funds (continued):
The Schwab U.S. Small-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index.
The Schwab U.S. Dividend Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100™ Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets ( i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds (ETFs) which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2025, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, and Schwab U.S. Small-Cap ETF had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2025 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities. Schwab U.S. Large Cap Growth ETF and Schwab U.S. Dividend Equity ETF had no securities on loan as of February 28, 2025.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and each fund, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended.  Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations, if any. Foreign taxes accrued as of February 28, 2025, if any, are reflected in each fund’s Statement of Assets and Liabilities, if any.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and each fund.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. BROAD MARKET ETF	SCHWAB 1000 INDEX ETF	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHWAB U.S. LARGE-CAP VALUE ETF	SCHWAB U.S. MID-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.04%	0.04%	0.06%

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex.  The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Target Payout	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %
Schwab Target 2020 Index Fund	0.1%	0.0%*	— %
Schwab Target 2025 Index Fund	0.3%	0.1%	— %
Schwab Target 2030 Index Fund	0.9%	0.2%	— %
Schwab Target 2035 Index Fund	0.8%	0.2%	— %
Schwab Target 2040 Index Fund	1.1%	0.3%	— %
Schwab Target 2045 Index Fund	0.7%	0.2%	— %
Schwab Target 2050 Index Fund	1.0%	0.3%	— %
Schwab Target 2055 Index Fund	0.7%	0.2%	— %
Schwab Target 2060 Index Fund	0.8%	0.3%	— %
Schwab Target 2065 Index Fund	0.2%	0.1%	— %
Schwab VIT Balanced Portfolio	0.0%*	0.0%*	— %
Schwab VIT Balanced with Growth Portfolio	0.1%	0.0%*	— %
Schwab VIT Growth Portfolio	0.1%	0.1%	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended February 28, 2025, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab U.S. Broad Market ETF	$74,318,457	$90,941,860	($35,378,745 )
Schwab 1000 Index ETF	25,176,036	18,591,339	(8,719,871)
Schwab U.S. Large-Cap ETF	205,413,317	203,317,965	(114,451,529)
Schwab U.S. Large-Cap Growth ETF	368,403,525	861,396,995	(108,524,492)
Schwab U.S. Large-Cap Value ETF	454,355,353	204,627,297	(27,817,979)
Schwab U.S. Mid-Cap ETF	183,397,106	356,700,257	(161,054,160)
Schwab U.S. Small-Cap ETF	236,454,993	489,379,830	(77,765,060)
Schwab U.S. Dividend Equity ETF	100,568,752	197,640,441	(35,855,133)
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
As of February 28, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Liability Derivatives
Schwab U.S. Broad Market ETF
Futures Contracts[1]	($648,218 )	($648,218 )
Schwab 1000 Index ETF
Futures Contracts[1]	(118,604)	(118,604)
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	(1,329,556)	(1,329,556)
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	(1,083,734)	(1,083,734)
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	(43,314)	(43,314)
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	(359,179)	(359,179)
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	(1,210,295)	(1,210,295)
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	(4,995,476)	(4,995,476)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended February 28, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	$2,468,622	$2,468,622
Schwab 1000 Index ETF
Futures Contracts[1]	354,463	354,463
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	3,558,131	3,558,131
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	3,698,090	3,698,090
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	955,697	955,697
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	1,151,213	1,151,213
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	317,182	317,182
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	7,803,545	7,803,545

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	($1,591,418 )	($1,591,418 )
Schwab 1000 Index ETF
Futures Contracts[1]	(240,126)	(240,126)
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	(2,893,110)	(2,893,110)
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	(1,628,438)	(1,628,438)
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	(832,393)	(832,393)
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	(641,843)	(641,843)
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	(1,982,834)	(1,982,834)
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	(7,439,499)	(7,439,499)

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended February 28, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. Broad Market ETF	$40,982,575	139
Schwab 1000 Index ETF	4,836,916	16
Schwab U.S. Large-Cap ETF	60,302,064	204
Schwab U.S. Large-Cap Growth ETF	25,616,049	123
Schwab U.S. Large-Cap Value ETF	21,739,893	217
Schwab U.S. Mid-Cap ETF	13,041,761	41
Schwab U.S. Small-Cap ETF	28,764,297	251
Schwab U.S. Dividend Equity ETF	157,133,410	676

7. Purchases and Sales of Investment Securities:
For the period ended February 28, 2025, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$685,320,180	$605,765,115
Schwab 1000 Index ETF	107,150,480	99,061,108
Schwab U.S. Large-Cap ETF	1,242,709,054	1,031,272,352
Schwab U.S. Large-Cap Growth ETF	8,022,307,085	7,901,607,115
Schwab U.S. Large-Cap Value ETF	690,870,060	677,660,537
Schwab U.S. Mid-Cap ETF	1,837,558,974	1,741,751,169
Schwab U.S. Small-Cap ETF	1,706,251,106	1,413,236,250
Schwab U.S. Dividend Equity ETF	4,535,272,043	4,599,250,422

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

 8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$712,127,346	$138,494,577
Schwab 1000 Index ETF	126,358,384	39,187,036
Schwab U.S. Large-Cap ETF	5,337,013,258	567,120,251
Schwab U.S. Large-Cap Growth ETF	4,535,823,266	855,807,626
Schwab U.S. Large-Cap Value ETF	592,410,997	413,280,711
Schwab U.S. Mid-Cap ETF	1,187,426,534	1,684,494,464
Schwab U.S. Small-Cap ETF	1,525,997,488	1,591,218,567
Schwab U.S. Dividend Equity ETF	10,425,770,032	1,672,040,553
For the period ended February 28, 2025, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2025, are disclosed in the funds’ Statements of Operations, if any.

9. Federal Income Taxes:
As of February 28, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. Broad Market ETF	$17,040,787,371	$16,666,037,058	($812,642,411 )	$15,853,394,647
Schwab 1000 Index ETF	2,562,469,029	1,569,468,279	(98,161,663)	1,471,306,616
Schwab U.S. Large-Cap ETF	31,228,854,579	22,479,799,879	(1,029,246,592)	21,450,553,287
Schwab U.S. Large-Cap Growth ETF	21,645,820,757	16,461,024,345	(320,626,817)	16,140,397,528
Schwab U.S. Large-Cap Value ETF	8,948,803,311	3,843,545,985	(454,074,854)	3,389,471,131
Schwab U.S. Mid-Cap ETF	9,103,532,766	2,883,117,986	(617,952,764)	2,265,165,222
Schwab U.S. Small-Cap ETF	16,078,817,074	4,237,371,992	(2,503,575,262)	1,733,796,730
Schwab U.S. Dividend Equity ETF	63,309,830,552	9,491,674,670	(2,671,987,976)	6,819,686,694
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab U.S. Broad Market ETF	$453,817,313
Schwab 1000 Index ETF	70,027,522
Schwab U.S. Large-Cap ETF	849,312,873
Schwab U.S. Large-Cap Growth ETF	794,948,339
Schwab U.S. Large-Cap Value ETF	529,574,334
Schwab U.S. Mid-Cap ETF	1,221,780,959
Schwab U.S. Small-Cap ETF	1,486,537,065
Schwab U.S. Dividend Equity ETF	3,316,472,516
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2025. The tax-basis components of distributions paid during the fiscal year ended August 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab U.S. Broad Market ETF	$365,831,010
Schwab 1000 Index ETF	45,190,885
Schwab U.S. Large-Cap ETF	532,106,595
Schwab U.S. Large-Cap Growth ETF	116,945,705
Schwab U.S. Large-Cap Value ETF	252,582,670
Schwab U.S. Mid-Cap ETF	158,269,360
Schwab U.S. Small-Cap ETF	220,994,445
Schwab U.S. Dividend Equity ETF	1,944,153,725
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2024, the funds did not incur any interest or penalties.

Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

 10. Share Splits:
Effective September 25, 2024, the Board authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab U.S. Broad Market ETF	3-for-1
Schwab 1000 Index ETF	2-for-1
Schwab U.S. Large-Cap ETF	3-for-1
Schwab U.S. Large-Cap Growth ETF	4-for-1
Schwab U.S. Large-Cap Value ETF	3-for-1
Schwab U.S. Mid-Cap ETF	3-for-1
Schwab U.S. Small-Cap ETF	2-for-1
Schwab U.S. Dividend Equity ETF	3-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the funds have been retroactively adjusted to reflect the above share splits in the current and prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab U.S. Equity ETFs | Semiannual Holdings and Financial Statements

MFR54789-15
00312259

Semiannual Holdings and Financial Statements | February 28, 2025
Schwab Fixed-Income ETFs

Schwab Mortgage-Backed Securities ETF	SMBS
Schwab High Yield Bond ETF	SCYB

In This Report

Financial Statements and Portfolio Holdings
Schwab Mortgage-Backed Securities ETF	2
Schwab High Yield Bond ETF	7
Financial Notes	34
Investment Advisory Agreement Approval	41
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
1

Schwab Mortgage-Backed Securities ETF
Financial Statements
FINANCIAL HIGHLIGHTS

11/19/24[1]– 2/28/25*
Per-Share Data
Net asset value at beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.35
Net realized and unrealized gains (losses)	0.39
Total from investment operations	0.74
Less distributions:
Distributions from net investment income	(0.26)
Net asset value at end of period	$25.48
Total return	2.97%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]
Net investment income (loss)	5.03%[4]
Portfolio turnover rate[5]	7%[3]
Net assets, end of period (x 1,000)	$53,507

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Mortgage-Backed Securities ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective.The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 99.6% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 99.6%
Federal Home Loan Mortgage Corp.
1.00%, 08/01/36(a)	34,190	29,406
1.50%, 02/01/36 to 12/01/41(a)	939,853	811,694
2.00%, 08/01/42 to 03/01/52(a)	4,911,700	3,995,886
2.50%, 12/01/50 to 05/01/52(a)	2,438,309	2,059,427
3.00%, 02/01/34 to 08/01/52(a)	1,057,782	958,478
3.50%, 10/01/42 to 09/01/52(a)	687,217	636,548
4.00%, 11/01/37 to 11/01/54(a)	1,075,951	1,028,049
4.50%, 05/01/38 to 08/01/53(a)	1,159,193	1,121,691
5.00%, 08/01/53 to 11/01/54(a)	1,366,417	1,347,403
5.50%, 10/01/38 to 12/01/54(a)	2,886,847	2,900,053
6.00%, 07/01/39 to 07/01/54(a)	1,021,391	1,048,772
6.50%, 11/01/52 to 08/01/54(a)	668,425	695,729
7.00%, 01/01/54(a)	109,318	114,783
Federal National Mortgage Association
1.50%, 09/01/35 to 06/01/51(a)	1,305,130	1,009,061
2.00%, 10/01/35 to 03/01/52(a)	4,737,583	3,985,064
2.50%, 02/01/28 to 05/01/52(a)	4,421,012	3,821,780
3.00%, 07/01/36 to 06/01/52(a)	3,635,424	3,234,549
3.50%, 11/01/46 to 09/01/52(a)	2,445,760	2,249,128
4.00%, 11/01/47 to 10/01/52(a)	1,580,708	1,495,464
4.50%, 12/01/44 to 10/01/54(a)	1,038,305	1,015,119
5.00%, 01/01/38 to 09/01/54(a)	1,736,498	1,725,392
5.50%, 02/01/49 to 03/01/54(a)	1,007,354	1,019,308
6.00%, 02/01/38 to 02/01/55(a)	2,376,780	2,422,463
6.50%, 01/01/54 to 08/01/54(a)	1,134,647	1,174,436
7.00%, 01/01/54 to 02/01/54(a)	234,724	247,594
7.50%, 11/01/53(a)	53,625	57,073
Government National Mortgage Association
1.50%, 10/20/51(a)	47,074	36,738
2.00%, 01/20/51 to 02/20/52(a)	1,750,336	1,439,666
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 10/20/46 to 09/20/52(a)	1,738,258	1,493,092
3.00%, 08/20/42 to 04/20/52(a)	1,727,757	1,552,731
3.50%, 02/20/43 to 12/20/52(a)	1,399,930	1,300,607
4.00%, 02/20/41 to 01/20/55(a)	1,032,491	983,412
4.50%, 05/20/42 to 11/20/54(a)	1,258,800	1,223,751
5.00%, 06/20/40 to 06/20/54(a)	1,622,652	1,607,297
5.50%, 11/20/52 to 12/20/54(a)	1,686,948	1,696,088
6.00%, 11/20/52 to 05/20/54(a)	1,114,640	1,133,895
6.50%, 02/20/54 to 05/20/54(a)	467,860	477,851
7.00%, 09/20/54(a)	164,964	169,646
Total Securitized (Cost $52,480,296)		53,319,124

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (b)	631,641	631,641
Total Short-Term Investments (Cost $631,641)		631,641
Total Investments in Securities (Cost $53,111,937)		53,950,765

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Securitized[1]	$—	$53,319,124	$—	$53,319,124
Short-Term Investments[1]	631,641	—	—	631,641
Total	$631,641	$53,319,124	$—	$53,950,765

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
3

Schwab Mortgage-Backed Securities ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $53,111,937)		$53,950,765
Receivables:
Interest		175,063
Dividends	+	680
Total assets		54,126,508

Liabilities
Payables:
Investments bought		618,790
Management fees	+	1,164
Total liabilities		619,954
Net assets		$53,506,554

Net Assets by Source
Capital received from investors		$52,516,238
Total distributable earnings	+	990,316
Net assets		$53,506,554

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$53,506,554		2,100,000		$25.48

See financial notes
4
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Mortgage-Backed Securities ETF
Statement of Operations

For the period November 19, 2024* through February 28, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$706,133
Dividends received from securities - unaffiliated issuers	+	3,394
Total investment income		709,527

Expenses
Management fees		4,206
Total expenses	–	4,206
Net investment income		705,321

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(42,433)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	838,828
Net realized and unrealized gains		796,395
Increase in net assets resulting from operations		$1,501,716

*	Commencement of operations.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
5

Schwab Mortgage-Backed Securities ETF
Statement of Changes in Net Assets

For the current period only
Figures for the current period are unaudited
OPERATIONS
	11/19/24*-2/28/25
Net investment income		$705,321
Net realized losses		(42,433)
Net change in unrealized appreciation (depreciation)	+	838,828
Increase in net assets resulting from operations		$1,501,716

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($511,400 )

TRANSACTIONS IN FUND SHARES
	11/19/24*-2/28/25
		SHARES	VALUE
Shares sold		2,100,000	$52,516,238
Net transactions in fund shares		2,100,000	$52,516,238

SHARES OUTSTANDING AND NET ASSETS
	11/19/24*-2/28/25
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	2,100,000	53,506,554
End of period		2,100,000	$53,506,554

*	Commencement of operations.
See financial notes
6
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*,1	9/1/23– 8/31/24[1]	7/11/23[2]– 8/31/23[1]
Per-Share Data
Net asset value at beginning of period	$26.45	$25.51	$25.00
Income (loss) from investment operations:
Net investment income (loss)[3]	1.06	2.01	0.28
Net realized and unrealized gains (losses)	0.23	0.89	0.23
Total from investment operations	1.29	2.90	0.51
Less distributions:
Distributions from net investment income	(1.23)	(1.96)	—
Net asset value at end of period	$26.51	$26.45	$25.51
Total return	3.82%[4]	11.95%	2.04%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[5]	0.03%[6]	0.10%[5]
Net investment income (loss)	7.52%[5]	7.87%	7.88%[5]
Portfolio turnover rate[7]	11%[4]	24%	1%[4]
Net assets, end of period (x 1,000)	$909,195	$439,148	$45,918

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 9 for additional information).
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 25, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2024, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
7

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited)

Most securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. The fund may invest in securities not included in its index, including variable rate securities. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.2% OF NET ASSETS

Financial Institutions 11.7%
Banking 0.8%
Ally Financial, Inc.
6.70%, 02/14/33 (a)	344,000	355,603
6.65%, 01/17/40 (a)(b)	334,000	332,060
Banc of California
3.25%, 05/01/31 (a)(b)	248,000	234,124
Dresdner Funding Trust I
8.15%, 06/30/31 (a)(c)	700,000	772,428
Intesa Sanpaolo SpA
4.20%, 06/01/32 (a)(b)(c)	575,000	521,477
4.95%, 06/01/42 (a)(b)(c)	773,000	640,589
Popular, Inc.
7.25%, 03/13/28 (a)	336,000	349,739
Synchrony Financial
7.25%, 02/02/33 (a)	494,000	524,560
Texas Capital Bancshares, Inc.
4.00%, 05/06/31 (a)(b)	178,000	171,760
UniCredit SpA
5.86%, 06/19/32 (a)(b)(c)	865,000	869,840
7.30%, 04/02/34 (a)(b)(c)	785,000	830,663
5.46%, 06/30/35 (a)(b)(c)	880,000	864,203
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	427,000	393,362
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	456,000	428,640
		7,289,048
Brokerage/Asset Managers/Exchanges 1.0%
Acadian Asset Management, Inc.
4.80%, 07/27/26	362,000	357,416
AG Issuer LLC
6.25%, 03/01/28 (a)(c)	526,000	522,824
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)(c)	380,000	393,300
Aretec Group, Inc.
7.50%, 04/01/29 (a)(c)	468,000	468,953
10.00%, 08/15/30 (a)(c)	410,000	448,640
Armor Holdco, Inc.
8.50%, 11/15/29 (a)(c)	283,000	283,168
Coinbase Global, Inc.
3.38%, 10/01/28 (a)(c)	584,000	535,946
3.63%, 10/01/31 (a)(c)	491,000	426,062
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (a)(c)	850,000	824,146
Focus Financial Partners LLC
6.75%, 09/15/31 (a)(c)	390,000	393,499
Hightower Holding LLC
6.75%, 04/15/29 (a)(c)	408,000	397,379
9.13%, 01/31/30 (a)(c)	283,000	297,704
Hunt Cos., Inc.
5.25%, 04/15/29 (a)(c)	469,000	453,142
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)(c)	446,000	422,355
7.13%, 04/30/31 (a)(c)	740,000	768,241
6.13%, 11/01/32 (a)(c)	691,000	694,172
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28 (a)(c)	701,000	670,176
6.63%, 10/15/31 (a)(c)	370,000	369,745
Osaic Holdings, Inc.
10.75%, 08/01/27 (a)(c)	235,000	243,247
StoneX Group, Inc.
7.88%, 03/01/31 (a)(c)	302,000	318,831
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/31 (a)(c)	340,000	351,872
		9,640,818
Finance Companies 3.8%
Azorra Finance Ltd.
7.75%, 04/15/30 (a)(c)	438,000	445,429
Bread Financial Holdings, Inc.
9.75%, 03/15/29 (a)(c)	516,000	555,306
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (a)(c)	297,000	262,328
12.25%, 11/01/29 (a)(c)	150,000	156,708
Enova International, Inc.
11.25%, 12/15/28 (a)(c)	486,000	528,406
FirstCash, Inc.
4.63%, 09/01/28 (a)(c)	370,000	357,902
5.63%, 01/01/30 (a)(c)	300,000	294,611
6.88%, 03/01/32 (a)(c)	374,000	382,678
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/28 (a)(c)	713,000	703,804
7.88%, 12/01/30 (a)(c)	424,000	446,931
7.00%, 05/01/31 (a)(c)	564,000	578,272
7.00%, 06/15/32 (a)(c)	626,000	641,046
Freedom Mortgage Corp.
7.63%, 05/01/26 (a)(c)	417,000	418,069
6.63%, 01/15/27 (a)(c)	381,000	380,748
12.00%, 10/01/28 (a)(c)	292,000	317,354
12.25%, 10/01/30 (a)(c)	515,000	577,130
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)(c)	667,000	696,778
9.13%, 05/15/31 (a)(c)	487,000	506,600
8.38%, 04/01/32 (a)(c)	350,000	350,233
GGAM Finance Ltd.
7.75%, 05/15/26 (a)(c)	433,000	440,121
8.00%, 02/15/27 (a)(c)	500,000	517,492
8.00%, 06/15/28 (a)(c)	410,000	433,442
5.88%, 03/15/30 (a)(c)	186,000	184,838
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/27 (a)(c)	544,000	559,546
goeasy Ltd.
9.25%, 12/01/28 (a)(c)	604,000	644,293
6.88%, 05/15/30 (a)(c)	283,000	287,765
LD Holdings Group LLC
8.75%, 11/01/27 (a)(c)	270,000	258,558
6.13%, 04/01/28 (a)(c)	434,000	378,337
See financial notes
8
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LFS Topco LLC
5.88%, 10/15/26 (a)(c)	112,000	111,242
Mclaren Finance PLC
7.50%, 08/01/26 (a)(c)	400,000	401,106
Midcap Financial Issuer Trust
6.50%, 05/01/28 (a)(c)	508,000	501,742
5.63%, 01/15/30 (a)(c)	200,000	188,369
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27 (a)(c)	351,000	350,618
5.50%, 08/15/28 (a)(c)	550,000	539,438
6.50%, 08/01/29 (a)(c)	430,000	433,154
5.13%, 12/15/30 (a)(c)	598,000	565,113
5.75%, 11/15/31 (a)(c)	363,000	353,759
7.13%, 02/01/32 (a)(c)	733,000	755,712
Navient Corp.
6.75%, 06/15/26	267,000	270,494
5.00%, 03/15/27 (a)	495,000	487,599
4.88%, 03/15/28 (a)	448,000	434,442
5.50%, 03/15/29 (a)	436,000	419,957
11.50%, 03/15/31 (a)	463,000	525,913
5.63%, 08/01/33	658,000	588,016
OneMain Finance Corp.
7.13%, 03/15/26	1,080,000	1,102,087
3.50%, 01/15/27 (a)	347,000	335,026
6.63%, 01/15/28 (a)	692,000	704,906
3.88%, 09/15/28 (a)	487,000	456,920
9.00%, 01/15/29 (a)	684,000	722,771
5.38%, 11/15/29 (a)	542,000	530,006
7.88%, 03/15/30 (a)	530,000	557,720
4.00%, 09/15/30 (a)	544,000	489,923
7.50%, 05/15/31 (a)	380,000	396,298
7.13%, 11/15/31 (a)	800,000	823,515
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 02/01/27 (a)(c)	357,000	358,366
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)(c)	418,000	393,152
7.88%, 12/15/29 (a)(c)	514,000	538,574
7.13%, 11/15/30 (a)(c)	475,000	485,210
5.75%, 09/15/31 (a)(c)	356,000	341,966
6.88%, 02/15/33 (a)(c)	250,000	250,370
Planet Financial Group LLC
10.50%, 12/15/29 (a)(c)	433,000	449,568
PROG Holdings, Inc.
6.00%, 11/15/29 (a)(c)	419,000	400,149
Prospect Capital Corp.
3.36%, 11/15/26 (a)	175,000	165,692
3.44%, 10/15/28 (a)	229,000	204,396
Provident Funding Associates LP/PFG Finance Corp.
9.75%, 09/15/29 (a)(c)	284,000	295,110
Rfna LP
7.88%, 02/15/30 (a)(c)	350,000	356,850
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26 (a)(c)	509,000	488,612
3.63%, 03/01/29 (a)(c)	593,000	551,562
3.88%, 03/01/31 (a)(c)	988,000	886,706
4.00%, 10/15/33 (a)(c)	676,000	585,019
SLM Corp.
3.13%, 11/02/26 (a)	330,000	318,123
6.50%, 01/31/30 (a)	350,000	360,367
United Wholesale Mortgage LLC
5.75%, 06/15/27 (a)(c)	458,000	454,000
5.50%, 04/15/29 (a)(c)	536,000	520,480
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UWM Holdings LLC
6.63%, 02/01/30 (a)(c)	464,000	468,221
		34,223,064
Financial Other 1.1%
Burford Capital Global Finance LLC
6.88%, 04/15/30 (a)(c)	428,000	432,208
9.25%, 07/01/31 (a)(c)	416,000	448,154
Credit Acceptance Corp.
9.25%, 12/15/28 (a)(c)	270,000	288,505
6.63%, 03/15/30 (a)(c)	250,000	250,839
Encore Capital Group, Inc.
9.25%, 04/01/29 (a)(c)	447,000	476,364
Five Point Operating Co. LP/Five Point Capital Corp.
10.50%, 01/15/28 (a)(c)(d)	483,989	495,868
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (a)(c)	481,000	506,415
Howard Hughes Corp.
5.38%, 08/01/28 (a)(c)	347,000	337,683
4.38%, 02/01/31 (a)(c)	823,000	734,409
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (a)	423,000	422,315
5.25%, 05/15/27 (a)	844,000	821,155
9.75%, 01/15/29 (a)	444,000	453,184
4.38%, 02/01/29 (a)	542,000	466,609
10.00%, 11/15/29 (a)(c)	462,000	470,121
9.00%, 06/15/30 (a)	515,000	506,372
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (a)(c)	326,000	325,606
Kennedy-Wilson, Inc.
4.75%, 03/01/29 (a)	501,000	469,675
4.75%, 02/01/30 (a)	446,000	408,357
5.00%, 03/01/31 (a)	508,000	460,522
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/29 (a)(c)	269,000	261,344
PRA Group, Inc.
8.38%, 02/01/28 (a)(c)	184,000	190,670
5.00%, 10/01/29 (a)(c)	429,000	400,652
8.88%, 01/31/30 (a)(c)	293,000	308,806
		9,935,833
Insurance 2.8%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/29 (a)(c)	599,000	621,559
4.25%, 02/15/29 (a)(c)	706,000	668,944
8.50%, 06/15/29 (a)(c)	274,000	288,292
6.00%, 08/01/29 (a)(c)	556,000	542,395
7.50%, 11/06/30 (a)(c)	597,000	616,694
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (a)(c)	524,000	506,675
6.75%, 10/15/27 (a)(c)	737,000	735,533
6.75%, 04/15/28 (a)(c)	663,000	671,146
5.88%, 11/01/29 (a)(c)	383,000	373,022
7.00%, 01/15/31 (a)(c)	979,000	998,717
6.50%, 10/01/31 (a)(c)	795,000	797,858
7.38%, 10/01/32 (a)(c)	713,000	728,615
AmWINS Group, Inc.
6.38%, 02/15/29 (a)(c)	428,000	433,118
4.88%, 06/30/29 (a)(c)	656,000	625,590
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.88%, 11/01/29 (a)(c)	394,000	396,520
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
9

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ardonagh Finco Ltd.
7.75%, 02/15/31 (a)(c)	621,000	640,202
Ardonagh Group Finance Ltd.
8.88%, 02/15/32 (a)(c)	963,000	1,001,148
AssuredPartners, Inc.
5.63%, 01/15/29 (a)(c)	378,000	383,490
7.50%, 02/15/32 (a)(c)	367,000	396,988
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/31 (a)(c)	564,000	577,132
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)(c)	567,000	554,859
Constellation Insurance, Inc.
6.80%, 01/24/30 (a)(c)	359,000	356,821
Global Atlantic Fin Co.
4.70%, 10/15/51 (a)(b)(c)	495,000	481,331
7.95%, 10/15/54 (a)(b)(c)	469,000	493,125
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (a)(c)	433,000	441,248
8.13%, 02/15/32 (a)(c)	486,000	498,505
HUB International Ltd.
5.63%, 12/01/29 (a)(c)	542,000	532,239
7.25%, 06/15/30 (a)(c)	1,816,000	1,876,662
7.38%, 01/31/32 (a)(c)	1,050,000	1,078,253
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (a)(c)	442,000	470,940
10.50%, 12/15/30 (a)(c)	293,000	317,329
Liberty Mutual Group, Inc.
7.80%, 03/15/37 (c)	138,000	155,995
4.13%, 12/15/51 (a)(b)(c)	309,000	295,691
4.30%, 02/01/61 (a)(c)	896,000	577,316
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)(c)	507,000	485,944
3.88%, 11/15/30 (a)(c)	557,000	501,970
3.88%, 05/15/32 (a)(c)	559,000	491,637
6.25%, 01/15/33 (a)(c)	349,000	345,129
Panther Escrow Issuer LLC
7.13%, 06/01/31 (a)(c)	1,771,000	1,823,762
Ryan Specialty LLC
4.38%, 02/01/30 (a)(c)	918,000	870,823
5.88%, 08/01/32 (a)(c)	100,000	99,462
USI, Inc.
7.50%, 01/15/32 (a)(c)	454,000	475,345
		25,228,024
REITs 2.2%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)(c)	389,000	362,504
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 (a)(c)	449,000	432,008
7.75%, 12/01/29 (a)(c)	200,000	208,216
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	358,000	342,780
8.30%, 03/15/28 (a)	341,000	361,010
8.88%, 04/12/29 (a)	416,000	446,249
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/26 (a)(c)	462,000	460,844
4.50%, 04/01/27 (a)(c)	354,000	341,374
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 06/30/28 (a)(c)	248,000	235,014
Diversified Healthcare Trust
4.75%, 02/15/28 (a)	476,000	424,775
4.38%, 03/01/31 (a)	446,000	355,075
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)(c)	471,000	445,772
Hudson Pacific Properties LP
5.95%, 02/15/28 (a)	532,000	472,064
4.65%, 04/01/29 (a)	550,000	430,250
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (a)(c)	540,000	525,955
4.75%, 06/15/29 (a)(c)	324,000	312,913
7.00%, 07/15/31 (a)(c)	298,000	309,528
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (a)	913,000	822,331
4.63%, 08/01/29 (a)	573,000	445,149
3.50%, 03/15/31 (a)	840,000	576,666
8.50%, 02/15/32 (a)(c)	1,000,000	1,026,891
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 09/30/28 (a)(c)	348,000	331,466
Office Properties Income Trust
3.25%, 03/15/27 (a)(c)	248,903	214,127
9.00%, 03/31/29 (a)(c)	187,000	181,608
9.00%, 09/30/29 (a)(c)	482,000	408,495
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (a)(c)	567,000	563,167
4.88%, 05/15/29 (a)(c)	279,000	267,050
7.00%, 02/01/30 (a)(c)	400,000	408,926
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/29 (a)(c)	193,000	193,832
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/28 (a)(c)	310,000	321,496
4.50%, 02/15/29 (a)(c)	493,000	472,597
6.50%, 04/01/32 (a)(c)	828,000	839,292
Rithm Capital Corp.
8.00%, 04/01/29 (a)(c)	347,000	352,535
RLJ Lodging Trust LP
3.75%, 07/01/26 (a)(c)	364,000	357,601
4.00%, 09/15/29 (a)(c)	531,000	488,001
Service Properties Trust
4.95%, 02/15/27 (a)	323,000	315,616
5.50%, 12/15/27 (a)	478,000	465,967
3.95%, 01/15/28 (a)	551,000	493,655
8.38%, 06/15/29 (a)	398,000	402,764
4.95%, 10/01/29 (a)	368,000	308,781
4.38%, 02/15/30 (a)	383,000	309,928
8.63%, 11/15/31 (a)(c)	400,000	428,764
8.88%, 06/15/32 (a)	490,000	486,646
Starwood Property Trust, Inc.
3.63%, 07/15/26 (a)(c)	316,000	307,778
4.38%, 01/15/27 (a)(c)	245,000	239,411
7.25%, 04/01/29 (a)(c)	328,000	341,528
6.00%, 04/15/30 (a)(c)	291,000	289,070
6.50%, 07/01/30 (a)(c)	200,000	203,049
Vornado Realty LP
2.15%, 06/01/26 (a)	194,000	186,090
3.40%, 06/01/31 (a)	354,000	303,227
XHR LP
4.88%, 06/01/29 (a)(c)	252,000	240,291
6.63%, 05/15/30 (a)(c)	232,000	235,505
		20,295,631
		106,612,418

See financial notes
10
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 83.3%
Basic Industry 5.9%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(c)	456,000	453,098
6.13%, 05/15/28 (a)(c)	278,000	279,247
7.13%, 03/15/31 (a)(c)	633,000	659,668
Algoma Steel, Inc.
9.13%, 04/15/29 (a)(c)	322,000	319,081
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
8.63%, 06/15/29 (a)(c)	199,000	211,208
Arsenal AIC Parent LLC
8.00%, 10/01/30 (a)(c)	419,000	437,163
11.50%, 10/01/31 (a)(c)	376,000	420,811
Ashland, Inc.
3.38%, 09/01/31 (a)(c)	359,000	312,755
6.88%, 05/15/43 (a)	311,000	327,164
ATI, Inc.
5.88%, 12/01/27 (a)	289,000	289,252
4.88%, 10/01/29 (a)	217,000	208,762
7.25%, 08/15/30 (a)	274,000	285,127
5.13%, 10/01/31 (a)	232,000	220,563
Avient Corp.
7.13%, 08/01/30 (a)(c)	404,000	416,615
6.25%, 11/01/31 (a)(c)	280,000	280,967
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/31 (a)(c)	221,000	230,442
Axalta Coating Systems LLC
3.38%, 02/15/29 (a)(c)	471,000	435,272
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 06/15/27 (a)(c)	445,000	440,170
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.75%, 07/15/26 (a)(c)	419,000	394,232
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/29 (a)(c)	588,000	591,111
Calderys Financing LLC
11.25%, 06/01/28 (a)(c)	343,000	366,230
Carpenter Technology Corp.
6.38%, 07/15/28 (a)	259,000	260,048
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28 (a)(c)	175,000	171,570
Celanese U.S. Holdings LLC
6.58%, 07/15/29 (a)	500,000	519,999
6.80%, 11/15/30 (a)	500,000	527,295
6.63%, 07/15/32 (a)	700,000	730,546
6.95%, 11/15/33 (a)	500,000	534,405
Century Aluminum Co.
7.50%, 04/01/28 (a)(c)	139,000	141,460
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)(c)	441,000	463,293
Chemours Co.
5.38%, 05/15/27 (a)	290,000	286,026
5.75%, 11/15/28 (a)(c)	475,000	451,029
4.63%, 11/15/29 (a)(c)	693,000	616,408
8.00%, 01/15/33 (a)(c)	459,000	452,818
Clearwater Paper Corp.
4.75%, 08/15/28 (a)(c)	302,000	284,905
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 (a)	384,000	383,692
4.63%, 03/01/29 (a)(c)	348,000	325,801
6.88%, 11/01/29 (a)(c)	506,000	508,995
6.75%, 04/15/30 (a)(c)	436,000	436,988
4.88%, 03/01/31 (a)(c)	465,000	419,420
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.50%, 09/15/31 (a)(c)	292,000	296,656
7.00%, 03/15/32 (a)(c)	918,000	923,044
7.38%, 05/01/33 (a)(c)	669,000	672,162
Coeur Mining, Inc.
5.13%, 02/15/29 (a)(c)	376,000	363,351
Commercial Metals Co.
4.13%, 01/15/30 (a)	334,000	313,662
4.38%, 03/15/32 (a)	293,000	267,337
Compass Minerals International, Inc.
6.75%, 12/01/27 (a)(c)	336,000	335,101
Consolidated Energy Finance SA
5.63%, 10/15/28 (a)(c)	389,000	338,372
12.00%, 02/15/31 (a)(c)	559,000	569,561
Constellium SE
3.75%, 04/15/29 (a)(c)	511,000	470,993
Coronado Finance Pty. Ltd.
9.25%, 10/01/29 (a)(c)	305,000	308,908
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (a)(c)	392,000	385,296
Domtar Corp.
6.75%, 10/01/28 (a)(c)	346,000	321,254
Eldorado Gold Corp.
6.25%, 09/01/29 (a)(c)	236,000	234,872
Element Solutions, Inc.
3.88%, 09/01/28 (a)(c)	610,000	580,419
FMG Resources August 2006 Pty. Ltd.
4.50%, 09/15/27 (a)(c)	521,000	508,750
5.88%, 04/15/30 (a)(c)	584,000	581,958
4.38%, 04/01/31 (a)(c)	855,000	785,007
6.13%, 04/15/32 (a)(c)	418,000	418,679
GPD Cos., Inc.
10.13%, 04/01/26 (a)(c)	401,000	374,206
GrafTech Finance, Inc.
4.63%, 12/23/29 (a)(c)	327,000	227,334
GrafTech Global Enterprises, Inc.
9.88%, 12/23/29 (a)(c)	331,000	273,075
Graphic Packaging International LLC
4.75%, 07/15/27 (a)(c)	320,000	315,660
3.50%, 03/15/28 (a)(c)	342,000	324,900
3.50%, 03/01/29 (a)(c)	240,000	223,627
3.75%, 02/01/30 (a)(c)	457,000	421,117
6.38%, 07/15/32 (a)(c)	254,000	257,999
HB Fuller Co.
4.00%, 02/15/27 (a)	291,000	281,993
4.25%, 10/15/28 (a)	276,000	263,334
Hecla Mining Co.
7.25%, 02/15/28 (a)	283,000	286,498
Hudbay Minerals, Inc.
4.50%, 04/01/26 (a)(c)	323,000	319,723
6.13%, 04/01/29 (a)(c)	381,000	380,833
IAMGOLD Corp.
5.75%, 10/15/28 (a)(c)	363,000	356,947
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/28 (a)(c)	283,000	286,597
INEOS Finance PLC
6.75%, 05/15/28 (a)(c)	510,000	515,673
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(c)	296,000	291,638
Ingevity Corp.
3.88%, 11/01/28 (a)(c)	309,000	290,505
Innophos Holdings, Inc.
11.50%, 06/15/29 (a)(c)	304,000	322,517
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
11

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JW Aluminum Continuous Cast Co.
10.25%, 06/01/26 (a)(c)	213,000	214,686
Kaiser Aluminum Corp.
4.63%, 03/01/28 (a)(c)	338,000	326,467
4.50%, 06/01/31 (a)(c)	412,000	375,198
LSB Industries, Inc.
6.25%, 10/15/28 (a)(c)	422,000	414,538
LSF11 A5 HoldCo LLC
6.63%, 10/15/29 (a)(c)	257,000	264,894
Magnera Corp.
4.75%, 11/15/29 (a)(c)	300,000	273,159
7.25%, 11/15/31 (a)(c)	596,000	599,159
Mativ Holdings, Inc.
8.00%, 10/01/29 (a)(c)	358,000	332,016
Mercer International, Inc.
12.88%, 10/01/28 (a)(c)	372,000	406,610
5.13%, 02/01/29 (a)	456,000	414,102
Methanex Corp.
5.13%, 10/15/27 (a)	374,000	368,465
5.25%, 12/15/29 (a)	379,000	370,268
5.65%, 12/01/44 (a)	415,000	361,788
Methanex U.S. Operations, Inc.
6.25%, 03/15/32 (a)(c)	322,000	322,881
Mineral Resources Ltd.
8.13%, 05/01/27 (a)(c)	498,000	498,523
8.00%, 11/01/27 (a)(c)	254,000	256,926
9.25%, 10/01/28 (a)(c)	896,000	928,218
8.50%, 05/01/30 (a)(c)	481,000	486,518
Minerals Technologies, Inc.
5.00%, 07/01/28 (a)(c)	359,000	347,781
New Gold, Inc.
7.50%, 07/15/27 (a)(c)	301,000	303,880
Novelis Corp.
3.25%, 11/15/26 (a)(c)	428,000	415,518
4.75%, 01/30/30 (a)(c)	810,000	764,063
3.88%, 08/15/31 (a)(c)	556,000	489,518
Novelis, Inc.
6.88%, 01/30/30 (a)(c)	510,000	521,700
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (a)(c)	331,000	309,431
OCI NV
6.70%, 03/16/33 (a)(c)	326,000	344,333
Olin Corp.
5.13%, 09/15/27 (a)	546,000	545,757
5.63%, 08/01/29 (a)	265,000	260,628
5.00%, 02/01/30 (a)	578,000	550,636
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27 (a)(c)	363,000	368,593
4.25%, 10/01/28 (a)(c)	419,000	395,065
9.75%, 11/15/28 (a)(c)	730,000	769,228
6.25%, 10/01/29 (a)(c)	508,000	483,878
7.25%, 06/15/31 (a)(c)	316,000	321,927
Perenti Finance Pty. Ltd.
7.50%, 04/26/29 (a)(c)	306,000	318,693
Rain Carbon, Inc.
12.25%, 09/01/29 (a)(c)	208,000	220,870
SCIH Salt Holdings, Inc.
4.88%, 05/01/28 (a)(c)	549,000	529,580
6.63%, 05/01/29 (a)(c)	618,000	612,811
SCIL IV LLC/SCIL USA Holdings LLC
5.38%, 11/01/26 (a)(c)	444,000	440,407
SK Invictus Intermediate II SARL
5.00%, 10/30/29 (a)(c)	529,000	497,446
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SNF Group SACA
3.13%, 03/15/27 (a)(c)	184,000	175,816
3.38%, 03/15/30 (a)(c)	342,000	301,628
SunCoke Energy, Inc.
4.88%, 06/30/29 (a)(c)	303,000	281,992
Taseko Mines Ltd.
8.25%, 05/01/30 (a)(c)	612,000	635,832
TMS International Corp.
6.25%, 04/15/29 (a)(c)	329,000	311,751
Tronox, Inc.
4.63%, 03/15/29 (a)(c)	735,000	658,344
U.S. Steel Corp.
6.88%, 03/01/29 (a)	333,000	337,531
6.65%, 06/01/37	334,000	334,081
Vallourec SACA
7.50%, 04/15/32 (a)(c)	468,000	489,662
Veritiv Operating Co.
10.50%, 11/30/30 (a)(c)	523,000	569,412
Vibrantz Technologies, Inc.
9.00%, 02/15/30 (a)(c)	538,000	485,801
Windsor Holdings III LLC
8.50%, 06/15/30 (a)(c)	600,000	635,291
WR Grace Holdings LLC
4.88%, 06/15/27 (a)(c)	544,000	530,965
5.63%, 08/15/29 (a)(c)	695,000	637,224
7.38%, 03/01/31 (a)(c)	377,000	384,526
		53,579,209
Capital Goods 10.6%
AAR Escrow Issuer LLC
6.75%, 03/15/29 (a)(c)	427,000	436,676
ACProducts Holdings, Inc.
6.38%, 05/15/29 (a)(c)	429,000	274,560
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (a)(c)	571,000	578,847
Alta Equipment Group, Inc.
9.00%, 06/01/29 (a)(c)	506,000	470,156
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (a)(c)	385,000	367,853
3.88%, 11/15/29 (a)(c)	204,000	188,191
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)(c)	327,000	348,168
Amsted Industries, Inc.
5.63%, 07/01/27 (a)(c)	597,000	597,644
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27 (a)(c)	617,000	614,454
4.00%, 09/01/29 (a)(c)	878,000	767,474
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/26 (a)(c)	424,000	385,424
5.25%, 08/15/27 (a)(c)	1,058,000	541,273
Atkore, Inc.
4.25%, 06/01/31 (a)(c)	316,000	280,990
ATS Corp.
4.13%, 12/15/28 (a)(c)	388,000	364,316
Ball Corp.
4.88%, 03/15/26 (a)	316,000	315,406
6.88%, 03/15/28 (a)	525,000	538,732
6.00%, 06/15/29 (a)	498,000	506,976
2.88%, 08/15/30 (a)	739,000	648,762
3.13%, 09/15/31 (a)	523,000	454,728
See financial notes
12
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (a)(c)	456,000	444,423
6.50%, 08/01/30 (a)(c)	505,000	519,818
Berry Global, Inc.
5.63%, 07/15/27 (a)(c)	185,000	185,081
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (a)(c)	286,000	277,252
Boise Cascade Co.
4.88%, 07/01/30 (a)(c)	357,000	340,122
Bombardier, Inc.
7.88%, 04/15/27 (a)(c)	25,000	25,128
6.00%, 02/15/28 (a)(c)	1,069,000	1,066,588
7.50%, 02/01/29 (a)(c)	611,000	632,567
8.75%, 11/15/30 (a)(c)	543,000	582,097
7.25%, 07/01/31 (a)(c)	636,000	651,607
7.00%, 06/01/32 (a)(c)	581,000	589,759
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)(c)	485,000	467,343
4.25%, 02/01/32 (a)(c)	854,000	773,458
6.38%, 06/15/32 (a)(c)	467,000	475,698
6.38%, 03/01/34 (a)(c)	630,000	638,445
BWX Technologies, Inc.
4.13%, 06/30/28 (a)(c)	374,000	355,566
4.13%, 04/15/29 (a)(c)	361,000	338,807
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(c)	610,000	578,895
Chart Industries, Inc.
7.50%, 01/01/30 (a)(c)	610,000	638,097
9.50%, 01/01/31 (a)(c)	419,000	450,603
Clean Harbors, Inc.
4.88%, 07/15/27 (a)(c)	400,000	396,276
5.13%, 07/15/29 (a)(c)	294,000	286,352
6.38%, 02/01/31 (a)(c)	461,000	467,879
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/30 (a)(c)	452,000	461,026
8.75%, 04/15/30 (a)(c)	710,000	721,410
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)(c)	322,000	249,225
9.50%, 08/15/29 (a)(c)	378,000	360,436
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)(c)	478,000	419,169
Crown Americas LLC
5.25%, 04/01/30 (a)	341,000	335,760
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (a)	255,000	251,610
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26	201,000	207,986
Efesto Bidco SpA Efesto U.S. LLC
7.50%, 02/15/32 (a)(c)	250,000	248,384
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30 (a)(c)	1,206,000	1,221,584
6.75%, 07/15/31 (a)(c)	572,000	584,891
EnerSys
6.63%, 01/15/32 (a)(c)	396,000	408,105
Enpro, Inc.
5.75%, 10/15/26 (a)	239,000	239,196
Enviri Corp.
5.75%, 07/31/27 (a)(c)	554,000	537,642
EquipmentShare.com, Inc.
9.00%, 05/15/28 (a)(c)	494,000	520,562
8.63%, 05/15/32 (a)(c)	474,000	502,382
8.00%, 03/15/33 (a)(c)	483,000	502,101
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Esab Corp.
6.25%, 04/15/29 (a)(c)	294,000	299,075
Foundation Building Materials, Inc.
6.00%, 03/01/29 (a)(c)	416,000	368,532
FXI Holdings, Inc.
12.25%, 11/15/26 (a)(c)	893,000	865,374
Gates Corp.
6.88%, 07/01/29 (a)(c)	256,000	263,009
GFL Environmental, Inc.
5.13%, 12/15/26 (a)(c)	379,000	379,060
4.00%, 08/01/28 (a)(c)	634,000	602,019
3.50%, 09/01/28 (a)(c)	279,000	262,686
4.75%, 06/15/29 (a)(c)	572,000	550,466
4.38%, 08/15/29 (a)(c)	440,000	415,789
6.75%, 01/15/31 (a)(c)	778,000	807,790
Goat Holdco LLC
6.75%, 02/01/32 (a)(c)	342,000	342,103
Graham Packaging Co., Inc.
7.13%, 08/15/28 (a)(c)	463,000	460,876
Griffon Corp.
5.75%, 03/01/28 (a)	532,000	527,482
GYP Holdings III Corp.
4.63%, 05/01/29 (a)(c)	401,000	382,529
H&E Equipment Services, Inc.
3.88%, 12/15/28 (a)(c)	631,000	631,465
Herc Holdings, Inc.
5.50%, 07/15/27 (a)(c)	1,129,000	1,122,643
6.63%, 06/15/29 (a)(c)	418,000	424,247
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.00%, 02/15/29 (a)(c)	493,000	519,580
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 09/15/28 (a)(c)	470,000	469,338
Interface, Inc.
5.50%, 12/01/28 (a)(c)	429,000	421,413
Iris Holding, Inc.
10.00%, 12/15/28 (a)(c)	379,000	351,066
JELD-WEN, Inc.
4.88%, 12/15/27 (a)(c)	473,000	446,412
7.00%, 09/01/32 (a)	288,000	259,456
Knife River Corp.
7.75%, 05/01/31 (a)(c)	475,000	498,305
LABL, Inc.
10.50%, 07/15/27 (a)(c)	702,000	680,399
5.88%, 11/01/28 (a)(c)	441,000	390,722
9.50%, 11/01/28 (a)(c)	240,000	230,783
8.25%, 11/01/29 (a)(c)	284,000	242,287
8.63%, 10/01/31 (a)(c)	508,000	459,549
LBM Acquisition LLC
6.25%, 01/15/29 (a)(c)	452,000	416,428
Louisiana-Pacific Corp.
3.63%, 03/15/29 (a)(c)	339,000	317,868
Madison IAQ LLC
4.13%, 06/30/28 (a)(c)	477,000	456,231
5.88%, 06/30/29 (a)(c)	616,000	594,552
Manitowoc Co., Inc.
9.25%, 10/01/31 (a)(c)	286,000	300,657
Masterbrand, Inc.
7.00%, 07/15/32 (a)(c)	373,000	379,945
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (a)(c)	1,330,000	1,351,831
9.25%, 04/15/27 (a)(c)	765,000	777,094
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
13

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (a)(c)	442,000	465,825
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/32 (a)(c)	139,000	141,740
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (a)(c)	573,000	550,627
Moog, Inc.
4.25%, 12/15/27 (a)(c)	570,000	549,309
Mueller Water Products, Inc.
4.00%, 06/15/29 (a)(c)	591,000	556,161
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)(c)	520,000	490,180
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (a)(c)	423,000	414,800
OI European Group BV
4.75%, 02/15/30 (a)(c)	260,000	239,422
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (a)(c)	572,000	559,277
OT Merger Corp.
7.88%, 10/15/29 (a)(c)	335,000	152,775
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27 (a)(c)	554,000	553,920
7.25%, 05/15/31 (a)(c)	378,000	372,105
7.38%, 06/01/32 (a)(c)	309,000	299,228
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28 (a)(c)	369,000	371,184
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27 (a)(c)	666,000	667,931
Park River Holdings, Inc.
5.63%, 02/01/29 (a)(c)	366,000	313,100
6.75%, 08/01/29 (a)(c)	315,000	273,845
Patrick Industries, Inc.
4.75%, 05/01/29 (a)(c)	353,000	337,031
6.38%, 11/01/32 (a)(c)	299,000	297,756
Quikrete Holdings, Inc.
6.38%, 03/01/32 (a)(c)	2,600,000	2,639,351
6.75%, 03/01/33 (a)(c)	1,000,000	1,015,855
Resideo Funding, Inc.
4.00%, 09/01/29 (a)(c)	390,000	357,880
6.50%, 07/15/32 (a)(c)	368,000	371,630
Reworld Holding Corp.
4.88%, 12/01/29 (a)(c)	438,000	413,170
5.00%, 09/01/30 (a)	303,000	283,495
Ritchie Bros Holdings, Inc.
6.75%, 03/15/28 (a)(c)	397,000	407,650
7.75%, 03/15/31 (a)(c)	422,000	444,618
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)(c)	256,000	243,658
Sealed Air Corp.
4.00%, 12/01/27 (a)(c)	494,000	479,271
5.00%, 04/15/29 (a)(c)	317,000	309,378
6.50%, 07/15/32 (a)(c)	309,000	316,933
6.88%, 07/15/33 (c)	264,000	280,195
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (a)(c)	440,000	444,288
7.25%, 02/15/31 (a)(c)	360,000	376,441
Silgan Holdings, Inc.
4.13%, 02/01/28 (a)	323,000	311,806
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (a)(c)	538,000	533,894
8.88%, 11/15/31 (a)(c)	796,000	855,427
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (a)(c)	341,000	348,807
Spirit AeroSystems, Inc.
3.85%, 06/15/26 (a)	403,000	394,633
4.60%, 06/15/28 (a)	462,000	446,904
9.38%, 11/30/29 (a)(c)	698,000	750,581
9.75%, 11/15/30 (a)(c)	794,000	880,042
SPX FLOW, Inc.
8.75%, 04/01/30 (a)(c)	404,000	421,204
Standard Building Solutions, Inc.
6.50%, 08/15/32 (a)(c)	654,000	662,802
Standard Industries, Inc.
5.00%, 02/15/27 (a)(c)	449,000	445,092
4.75%, 01/15/28 (a)(c)	565,000	552,757
4.38%, 07/15/30 (a)(c)	1,255,000	1,173,395
3.38%, 01/15/31 (a)(c)	552,000	485,053
Terex Corp.
5.00%, 05/15/29 (a)(c)	393,000	378,907
6.25%, 10/15/32 (a)(c)	579,000	575,774
Titan International, Inc.
7.00%, 04/30/28 (a)	459,000	455,421
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)(c)	1,045,000	1,035,346
TransDigm, Inc.
5.50%, 11/15/27 (a)	958,000	949,249
6.75%, 08/15/28 (a)(c)	1,826,000	1,859,563
4.63%, 01/15/29 (a)	1,166,000	1,109,554
6.38%, 03/01/29 (a)(c)	1,528,000	1,550,046
4.88%, 05/01/29 (a)	632,000	604,505
6.88%, 12/15/30 (a)(c)	1,107,000	1,136,975
7.13%, 12/01/31 (a)(c)	958,000	989,034
6.63%, 03/01/32 (a)(c)	1,525,000	1,555,857
6.00%, 01/15/33 (a)(c)	918,000	909,638
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)(c)	392,000	429,781
TriMas Corp.
4.13%, 04/15/29 (a)(c)	356,000	333,800
Trinity Industries, Inc.
7.75%, 07/15/28 (a)(c)	471,000	492,137
Triumph Group, Inc.
9.00%, 03/15/28 (a)(c)	568,000	600,143
Trivium Packaging Finance BV
5.50%, 08/15/26 (a)(c)	919,000	912,955
8.50%, 08/15/27 (a)(c)	395,000	394,695
United Rentals North America, Inc.
5.50%, 05/15/27 (a)	322,000	322,542
3.88%, 11/15/27 (a)	704,000	683,312
4.88%, 01/15/28 (a)	905,000	893,336
5.25%, 01/15/30 (a)	447,000	442,425
4.00%, 07/15/30 (a)	583,000	543,154
3.88%, 02/15/31 (a)	696,000	636,816
3.75%, 01/15/32 (a)	682,000	610,535
6.13%, 03/15/34 (a)(c)	712,000	720,930
Velocity Vehicle Group LLC
8.00%, 06/01/29 (a)(c)	422,000	440,950
Vertiv Group Corp.
4.13%, 11/15/28 (a)(c)	685,000	659,019
Waste Pro USA, Inc.
7.00%, 02/01/33 (a)(c)	550,000	558,248
WESCO Distribution, Inc.
7.25%, 06/15/28 (a)(c)	524,000	533,372
6.38%, 03/15/29 (a)(c)	584,000	594,838
6.63%, 03/15/32 (a)(c)	454,000	464,224
6.38%, 03/15/33 (a)(c)(e)	500,000	505,281
See financial notes
14
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
White Cap Buyer LLC
6.88%, 10/15/28 (a)(c)	433,000	432,950
Wilsonart LLC
11.00%, 08/15/32 (a)	427,000	411,039
Wrangler Holdco Corp.
6.63%, 04/01/32 (a)(c)	301,000	308,449
		96,190,247
Communications 14.8%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28 (a)(c)	549,000	520,440
Africell Holding Ltd.
10.50%, 10/23/29 (a)(c)	313,000	309,831
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.50%, 02/15/28 (a)(c)	318,000	125,610
Altice Financing SA
9.63%, 07/15/27 (a)(c)	301,000	275,157
5.00%, 01/15/28 (a)(c)	749,000	607,375
5.75%, 08/15/29 (a)(c)	1,323,000	1,039,115
Altice France Holding SA
10.50%, 05/15/27 (a)(c)	824,000	258,160
6.00%, 02/15/28 (a)(c)	685,000	211,281
Altice France SA
8.13%, 02/01/27 (a)(c)	1,275,000	1,144,649
5.50%, 01/15/28 (a)(c)	740,000	596,304
5.13%, 01/15/29 (a)(c)	495,000	384,597
5.13%, 07/15/29 (a)(c)	1,643,000	1,276,387
5.50%, 10/15/29 (a)(c)	1,400,000	1,095,016
AMC Networks, Inc.
10.25%, 01/15/29 (a)(c)	579,000	614,209
4.25%, 02/15/29 (a)	648,000	505,013
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/30 (a)(c)	300,000	301,351
Banijay Entertainment SAS
8.13%, 05/01/29 (a)(c)	248,000	258,660
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55 (a)(b)	400,000	402,335
7.00%, 09/15/55 (a)(b)	400,000	402,544
Block Communications, Inc.
4.88%, 03/01/28 (a)(c)	344,000	325,300
British Telecommunications PLC
4.25%, 11/23/81 (a)(b)(c)	543,000	529,418
4.88%, 11/23/81 (a)(b)(c)	402,000	371,197
Cable One, Inc.
4.00%, 11/15/30 (a)(c)	384,000	312,568
Cablevision Lightpath LLC
3.88%, 09/15/27 (a)(c)	848,000	807,247
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26 (a)(c)	810,000	809,486
5.13%, 05/01/27 (a)(c)	1,728,000	1,705,426
5.00%, 02/01/28 (a)(c)	1,732,000	1,690,664
5.38%, 06/01/29 (a)(c)	1,120,000	1,090,104
6.38%, 09/01/29 (a)(c)	1,098,000	1,103,112
4.75%, 03/01/30 (a)(c)	1,557,000	1,451,843
4.50%, 08/15/30 (a)(c)	1,286,000	1,177,724
4.25%, 02/01/31 (a)(c)	1,977,000	1,775,151
7.38%, 03/01/31 (a)(c)	668,000	687,864
4.75%, 02/01/32 (a)(c)	1,133,000	1,019,015
4.50%, 05/01/32 (a)	2,002,000	1,765,264
4.50%, 06/01/33 (a)(c)	1,412,000	1,221,708
4.25%, 01/15/34 (a)(c)	1,455,000	1,220,672
Cimpress PLC
7.38%, 09/15/32 (a)(c)	278,000	268,482
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)(c)	786,000	769,168
7.75%, 04/15/28 (a)(c)	899,000	835,676
9.00%, 09/15/28 (a)(c)	469,000	494,376
7.50%, 06/01/29 (a)(c)	936,000	830,663
7.88%, 04/01/30 (a)(c)	246,000	251,421
CMG Media Corp.
8.88%, 06/18/29 (a)(c)	542,000	454,033
Cogent Communications Group LLC
3.50%, 05/01/26 (a)(c)	331,000	323,577
7.00%, 06/15/27 (a)(c)	293,000	295,679
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/27 (a)(c)	374,000	376,967
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/29 (a)(c)	1,358,000	1,246,253
Consolidated Communications, Inc.
5.00%, 10/01/28 (a)(c)	564,000	538,840
6.50%, 10/01/28 (a)(c)	235,000	229,399
CSC Holdings LLC
5.50%, 04/15/27 (a)(c)	823,000	764,379
5.38%, 02/01/28 (a)(c)	634,000	544,813
7.50%, 04/01/28 (a)(c)	850,000	632,516
11.25%, 05/15/28 (a)(c)	576,000	561,131
11.75%, 01/31/29 (a)(c)	1,351,000	1,319,970
6.50%, 02/01/29 (a)(c)	1,154,000	964,859
5.75%, 01/15/30 (a)(c)	1,429,000	823,061
4.13%, 12/01/30 (a)(c)	659,000	484,960
4.63%, 12/01/30 (a)(c)	1,444,000	767,817
3.38%, 02/15/31 (a)(c)	920,000	654,903
4.50%, 11/15/31 (a)(c)	977,000	716,898
5.00%, 11/15/31 (a)(c)	445,000	228,843
Cumulus Media New Holdings, Inc.
8.00%, 07/01/29 (a)(c)	277,000	97,296
Deluxe Corp.
8.00%, 06/01/29 (a)(c)	498,000	474,057
8.13%, 09/15/29 (a)(c)	217,000	220,394
Directv Financing LLC
8.88%, 02/01/30 (a)(c)	929,000	907,255
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27 (a)(c)	1,718,000	1,692,123
10.00%, 02/15/31 (a)(c)	950,000	933,098
DISH DBS Corp.
7.75%, 07/01/26	1,654,000	1,477,030
5.25%, 12/01/26 (a)(c)	1,512,000	1,424,198
7.38%, 07/01/28 (a)	1,016,000	754,080
5.75%, 12/01/28 (a)(c)	1,509,000	1,341,383
5.13%, 06/01/29	1,139,000	769,640
DISH Network Corp.
11.75%, 11/15/27 (a)(c)	2,085,000	2,201,648
EchoStar Corp.
10.75%, 11/30/29 (a)	3,480,000	3,731,363
Embarq LLC
8.00%, 06/01/36	697,000	341,000
Fibercop SpA
6.38%, 11/15/33 (a)(c)	501,000	493,485
6.00%, 09/30/34 (a)(c)	360,000	340,985
7.20%, 07/18/36 (a)(c)	362,000	363,581
7.72%, 06/04/38 (a)(c)	378,000	390,370
Frontier Communications Holdings LLC
5.88%, 10/15/27 (a)(c)	607,000	607,139
5.00%, 05/01/28 (a)(c)	618,000	612,633
6.75%, 05/01/29 (a)(c)	506,000	512,899
5.88%, 11/01/29 (a)	656,000	656,749
6.00%, 01/15/30 (a)(c)	727,000	730,258
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
15

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.75%, 05/15/30 (a)(c)	916,000	969,096
8.63%, 03/15/31 (a)(c)	663,000	708,962
Frontier Florida LLC
6.86%, 02/01/28	312,000	320,579
GCI LLC
4.75%, 10/15/28 (a)(c)	389,000	368,811
Getty Images, Inc.
9.75%, 03/01/27 (a)(c)	448,000	449,412
Graham Holdings Co.
5.75%, 06/01/26 (a)(c)	193,000	192,795
Gray Media, Inc.
7.00%, 05/15/27 (a)(c)	398,000	390,689
10.50%, 07/15/29 (a)(c)	709,000	731,765
4.75%, 10/15/30 (a)(c)	592,000	349,301
5.38%, 11/15/31 (a)(c)	748,000	435,083
Hughes Satellite Systems Corp.
5.25%, 08/01/26	844,000	786,194
6.63%, 08/01/26	426,000	345,109
iHeartCommunications, Inc.
9.13%, 05/01/29 (a)(c)	471,450	401,322
10.88%, 05/01/30 (a)(c)	458,400	271,318
7.75%, 08/15/30 (a)(c)	480,900	369,954
7.00%, 01/15/31 (a)(c)	205,600	153,374
Iliad Holding SASU
7.00%, 10/15/28 (a)(c)	427,000	434,894
8.50%, 04/15/31 (a)(c)	535,000	570,253
7.00%, 04/15/32 (a)(c)	616,000	622,801
Intelsat Jackson Holdings SA
6.50%, 03/15/30 (a)(c)	2,119,000	1,979,294
Lamar Media Corp.
3.75%, 02/15/28 (a)	332,000	318,017
4.88%, 01/15/29 (a)	285,000	277,477
4.00%, 02/15/30 (a)	402,000	374,079
3.63%, 01/15/31 (a)	382,000	343,865
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)(c)	883,000	753,321
5.13%, 07/15/29 (a)(c)	624,000	471,582
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)(c)	273,000	214,244
10.50%, 04/15/29 (a)(c)	444,000	499,500
4.88%, 06/15/29 (a)(c)	494,000	429,780
3.75%, 07/15/29 (a)(c)	334,000	258,850
11.00%, 11/15/29 (a)(c)	778,000	883,793
4.50%, 04/01/30 (a)(c)	607,000	503,810
10.50%, 05/15/30 (a)(c)	626,000	684,687
3.88%, 10/15/30 (a)(c)	448,000	352,903
10.75%, 12/15/30 (a)(c)	367,000	412,892
4.00%, 04/15/31 (a)(c)	445,000	348,212
10.00%, 10/15/32 (a)	253,040	254,629
Lions Gate Capital Holdings 1, Inc.
5.50%, 04/15/29 (a)(c)	204,000	187,347
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)(c)	434,000	365,228
Lumen Technologies, Inc.
4.50%, 01/15/29 (a)(c)	219,000	181,859
4.13%, 04/15/29 (a)(c)	323,000	295,568
4.13%, 04/15/30 (a)(c)	394,000	355,002
10.00%, 10/15/32 (a)(c)	384,900	384,785
7.60%, 09/15/39	417,000	335,852
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (a)(c)	541,000	531,057
8.00%, 08/01/29 (a)(c)	446,000	448,515
7.38%, 09/01/31 (a)(c)	306,000	313,225
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Midcontinent Communications
8.00%, 08/15/32 (a)(c)	442,000	452,985
Millennium Escrow Corp.
6.63%, 08/01/26 (a)(c)	500,000	373,060
Millicom International Cellular SA
5.13%, 01/15/28 (a)(c)	531,900	515,633
7.38%, 04/02/32 (a)(c)	600,000	613,140
Nexstar Media, Inc.
5.63%, 07/15/27 (a)(c)	780,000	772,059
4.75%, 11/01/28 (a)(c)	650,000	616,322
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (a)(c)	567,000	556,062
4.25%, 01/15/29 (a)(c)	422,000	396,972
4.63%, 03/15/30 (a)(c)	250,000	234,032
7.38%, 02/15/31 (a)(c)	282,000	296,447
Paramount Global
6.25%, 02/28/57 (a)(b)	675,000	650,373
6.38%, 03/30/62 (a)(b)	533,000	518,228
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/26 (a)(c)	684,000	594,870
6.50%, 09/15/28 (a)(c)	595,000	415,959
ROBLOX Corp.
3.88%, 05/01/30 (a)(c)	502,000	462,297
Rogers Communications, Inc.
7.00%, 04/15/55 (a)(b)	550,000	552,662
7.13%, 04/15/55 (a)(b)	300,000	301,920
5.25%, 03/15/82 (a)(b)(c)	598,000	585,498
RR Donnelley & Sons Co.
9.50%, 08/01/29 (a)(c)	520,000	533,648
10.88%, 08/01/29 (a)(c)	485,000	498,495
SBA Communications Corp.
3.88%, 02/15/27 (a)	852,000	830,254
3.13%, 02/01/29 (a)	726,000	666,142
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)(c)	477,000	338,067
5.38%, 01/15/31 (a)(c)	360,000	189,377
Scripps Escrow, Inc.
5.88%, 07/15/27 (a)(c)	296,000	239,994
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)(c)	420,000	296,100
4.38%, 12/31/32 (a)(c)	77,000	48,598
8.13%, 02/15/33 (a)(c)	500,000	495,612
9.75%, 02/15/33 (a)(c)	250,000	252,170
Sirius XM Radio LLC
3.13%, 09/01/26 (a)(c)	855,000	827,835
5.00%, 08/01/27 (a)(c)	817,000	806,391
4.00%, 07/15/28 (a)(c)	1,520,000	1,428,891
5.50%, 07/01/29 (a)(c)	870,000	852,665
4.13%, 07/01/30 (a)(c)	1,000,000	899,069
3.88%, 09/01/31 (a)(c)	1,029,000	893,327
Snap, Inc.
6.88%, 03/01/33 (a)(c)	1,000,000	1,013,143
Stagwell Global LLC
5.63%, 08/15/29 (a)(c)	740,000	717,509
Sunrise FinCo I BV
4.88%, 07/15/31 (a)(c)	676,000	631,452
Sunrise HoldCo IV BV
5.50%, 01/15/28 (a)(c)	565,000	557,774
TEGNA, Inc.
4.75%, 03/15/26 (a)(c)	608,000	604,292
4.63%, 03/15/28 (a)	646,000	619,664
5.00%, 09/15/29 (a)	690,000	653,022
See financial notes
16
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Telecom Italia Capital SA
6.00%, 09/30/34	455,000	437,016
7.20%, 07/18/36	409,000	417,494
7.72%, 06/04/38	519,000	537,921
Telesat Canada/Telesat LLC
5.63%, 12/06/26 (a)(c)	626,000	387,449
4.88%, 06/01/27 (a)(c)	127,000	74,950
6.50%, 10/15/27 (a)(c)	241,000	110,732
U.S. Cellular Corp.
6.70%, 12/15/33	476,000	515,125
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(c)	580,000	522,172
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.50%, 02/15/28 (a)(c)	1,326,000	1,416,677
4.75%, 04/15/28 (a)(c)	458,000	440,019
6.50%, 02/15/29 (a)(c)	821,000	763,698
Univision Communications, Inc.
6.63%, 06/01/27 (a)(c)	1,025,000	1,027,837
8.00%, 08/15/28 (a)(c)	963,000	979,068
4.50%, 05/01/29 (a)(c)	905,000	817,573
7.38%, 06/30/30 (a)(c)	630,000	616,019
8.50%, 07/31/31 (a)(c)	781,000	779,220
Urban One, Inc.
7.38%, 02/01/28 (a)(c)	290,000	146,869
Viasat, Inc.
5.63%, 04/15/27 (a)(c)	441,000	426,443
6.50%, 07/15/28 (a)(c)	339,000	293,581
7.50%, 05/30/31 (a)(c)	488,000	366,287
Virgin Media Finance PLC
5.00%, 07/15/30 (a)(c)	746,000	648,291
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)(c)	845,000	809,480
4.50%, 08/15/30 (a)(c)	511,000	454,982
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/28 (a)(c)	333,000	319,522
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (a)(c)	945,000	821,634
4.75%, 07/15/31 (a)(c)	1,071,000	939,965
7.75%, 04/15/32 (a)(c)	565,000	573,943
Vodafone Group PLC
7.00%, 04/04/79 (a)(b)	1,419,000	1,461,175
3.25%, 06/04/81 (a)(b)	433,000	419,427
4.13%, 06/04/81 (a)(b)	652,000	586,825
5.13%, 06/04/81 (a)(b)	702,000	543,192
VZ Secured Financing BV
5.00%, 01/15/32 (a)(c)	974,000	859,802
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/31 (a)(c)	1,133,000	1,172,241
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)(c)	628,000	593,065
6.13%, 03/01/28 (a)(c)	633,000	563,526
Zegona Finance PLC
8.63%, 07/15/29 (a)(c)	458,000	487,468
Ziggo Bond Co. BV
5.13%, 02/28/30 (a)(c)	402,000	356,655
Ziggo BV
4.88%, 01/15/30 (a)(c)	760,000	700,456
		134,664,039
Consumer Cyclical 19.0%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28 (a)(c)	1,452,000	1,393,317
4.38%, 01/15/28 (a)(c)	724,000	700,720
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/15/29 (a)(c)	1,068,000	997,057
6.13%, 06/15/29 (a)(c)	924,000	940,282
4.00%, 10/15/30 (a)(c)	1,224,000	1,117,130
Academy Ltd.
6.00%, 11/15/27 (a)(c)	245,000	244,976
Adams Homes, Inc.
9.25%, 10/15/28 (a)(c)	292,000	305,089
Adient Global Holdings Ltd.
4.88%, 08/15/26 (a)(c)	380,000	380,000
7.00%, 04/15/28 (a)(c)	247,000	252,219
8.25%, 04/15/31 (a)(c)	285,000	293,467
7.50%, 02/15/33 (a)(c)	400,000	400,502
ADT Security Corp.
4.13%, 08/01/29 (a)(c)	523,000	494,402
4.88%, 07/15/32 (c)	674,000	636,514
Advance Auto Parts, Inc.
5.90%, 03/09/26	193,000	193,928
1.75%, 10/01/27 (a)	343,000	309,123
5.95%, 03/09/28 (a)	400,000	403,214
3.90%, 04/15/30 (a)	355,000	315,464
3.50%, 03/15/32 (a)	77,000	64,201
Affinity Interactive
6.88%, 12/15/27 (a)(c)	442,000	364,347
Allied Universal Holdco LLC
7.88%, 02/15/31 (a)(c)	954,000	984,620
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75%, 07/15/27 (a)(c)	749,000	754,431
6.00%, 06/01/29 (a)(c)	725,000	687,306
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (a)(c)	1,714,000	1,633,646
Allison Transmission, Inc.
4.75%, 10/01/27 (a)(c)	328,000	322,117
5.88%, 06/01/29 (a)(c)	307,000	306,895
3.75%, 01/30/31 (a)(c)	696,000	626,116
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a)(c)	685,000	579,497
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (a)	442,000	440,822
6.88%, 07/01/28 (a)	383,000	380,625
5.00%, 10/01/29 (a)	448,000	410,607
ANGI Group LLC
3.88%, 08/15/28 (a)(c)	326,000	299,332
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (a)(c)	414,000	382,671
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29 (a)(c)	483,000	397,785
5.25%, 04/15/30 (a)(c)	293,000	232,484
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/54 (a)(b)	342,000	339,661
Arches Buyer, Inc.
4.25%, 06/01/28 (a)(c)	436,000	409,296
6.13%, 12/01/28 (a)(c)	503,000	458,569
Arko Corp.
5.13%, 11/15/29 (a)(c)	379,000	342,726
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	211,000	204,961
4.63%, 11/15/29 (a)(c)	372,000	354,834
4.75%, 03/01/30 (a)	422,000	401,431
5.00%, 02/15/32 (a)(c)	479,000	447,210
ASGN, Inc.
4.63%, 05/15/28 (a)(c)	392,000	376,246
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
17

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (a)(c)	470,000	471,410
4.63%, 08/01/29 (a)(c)	477,000	446,786
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (a)(c)	574,000	557,232
At Home Group, Inc.
4.88%, 07/15/28 (a)(c)	143,000	58,630
Bath & Body Works, Inc.
5.25%, 02/01/28	140,000	139,491
7.50%, 06/15/29 (a)	840,000	865,409
6.63%, 10/01/30 (a)(c)	485,000	495,734
6.95%, 03/01/33	332,000	337,411
6.88%, 11/01/35	470,000	487,762
6.75%, 07/01/36	393,000	401,732
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (a)(c)	437,000	436,109
Beazer Homes USA, Inc.
5.88%, 10/15/27 (a)	284,000	283,706
7.25%, 10/15/29 (a)	262,000	266,140
7.50%, 03/15/31 (a)(c)	228,000	228,576
Belron U.K. Finance PLC
5.75%, 10/15/29 (a)(c)	500,000	499,655
Benteler International AG
10.50%, 05/15/28 (a)(c)	308,000	326,762
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (a)(c)	239,000	220,620
Boyd Gaming Corp.
4.75%, 12/01/27 (a)	564,000	556,532
4.75%, 06/15/31 (a)(c)	515,000	485,551
Boyne USA, Inc.
4.75%, 05/15/29 (a)(c)	555,000	531,164
Brinker International, Inc.
8.25%, 07/15/30 (a)(c)	276,000	295,095
Brink's Co.
4.63%, 10/15/27 (a)(c)	620,000	609,289
6.50%, 06/15/29 (a)(c)	258,000	264,442
6.75%, 06/15/32 (a)(c)	205,000	210,196
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29 (a)(c)	483,000	446,634
4.88%, 02/15/30 (a)(c)	444,000	403,818
Caesars Entertainment, Inc.
8.13%, 07/01/27 (a)(c)	965,000	974,871
4.63%, 10/15/29 (a)(c)	947,000	895,514
7.00%, 02/15/30 (a)(c)	1,180,000	1,216,251
6.50%, 02/15/32 (a)(c)	856,000	868,780
6.00%, 10/15/32 (a)(c)	568,000	554,225
Carnival Corp.
7.63%, 03/01/26 (a)(c)	1,130,000	1,132,622
5.75%, 03/01/27 (a)(c)	1,255,000	1,258,992
6.00%, 05/01/29 (a)(c)	1,269,000	1,273,175
5.75%, 03/15/30 (a)(c)	650,000	652,309
6.13%, 02/15/33 (a)(c)	1,300,000	1,310,013
Carriage Services, Inc.
4.25%, 05/15/29 (a)(c)	301,000	278,587
Cars.com, Inc.
6.38%, 11/01/28 (a)(c)	335,000	333,434
CCM Merger, Inc.
6.38%, 05/01/26 (a)(c)	254,000	254,782
CEC Entertainment LLC
6.75%, 05/01/26 (a)(c)	344,000	343,732
Century Communities, Inc.
6.75%, 06/01/27 (a)	572,000	572,127
3.88%, 08/15/29 (a)(c)	240,000	219,087
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Champions Financing, Inc.
8.75%, 02/15/29 (a)(c)	496,000	459,171
Churchill Downs, Inc.
5.50%, 04/01/27 (a)(c)	594,000	591,695
4.75%, 01/15/28 (a)(c)	339,000	331,418
5.75%, 04/01/30 (a)(c)	751,000	742,678
6.75%, 05/01/31 (a)(c)	329,000	335,857
Cinemark USA, Inc.
5.25%, 07/15/28 (a)(c)	447,000	437,985
7.00%, 08/01/32 (a)(c)	335,000	342,884
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (a)(c)	271,000	271,191
8.50%, 05/15/27 (a)(c)	144,000	144,821
6.75%, 05/15/28 (a)(c)	732,000	747,817
6.75%, 02/15/30 (a)(c)	557,000	570,390
CoreCivic, Inc.
8.25%, 04/15/29 (a)	308,000	326,789
Cougar JV Subsidiary LLC
8.00%, 05/15/32 (a)(c)	311,000	329,491
Crocs, Inc.
4.25%, 03/15/29 (a)(c)	318,000	298,435
4.13%, 08/15/31 (a)(c)	264,000	235,638
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (a)(c)	450,000	454,763
8.88%, 09/01/31 (a)(c)	318,000	342,205
Dana, Inc.
5.38%, 11/15/27 (a)	243,000	243,414
5.63%, 06/15/28 (a)	253,000	252,291
4.25%, 09/01/30 (a)	348,000	329,087
4.50%, 02/15/32 (a)	324,000	301,818
Dealer Tire LLC/DT Issuer LLC
8.00%, 02/01/28 (a)(c)	313,000	309,239
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29 (a)(c)	520,000	414,776
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)(c)	319,000	335,547
eG Global Finance PLC
12.00%, 11/30/28 (a)(c)	667,000	748,760
Empire Communities Corp.
9.75%, 05/01/29 (a)(c)	355,000	370,707
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 04/26/28 (a)(c)	168,000	176,465
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (a)(c)	643,000	608,465
6.75%, 01/15/30 (a)(c)	781,000	726,790
Foot Locker, Inc.
4.00%, 10/01/29 (a)(c)	315,000	270,781
Forestar Group, Inc.
3.85%, 05/15/26 (a)(c)	288,000	284,095
5.00%, 03/01/28 (a)(c)	266,000	261,154
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(c)	330,000	332,660
Gap, Inc.
3.63%, 10/01/29 (a)(c)	405,000	370,475
3.88%, 10/01/31 (a)(c)	487,000	429,408
Garda World Security Corp.
4.63%, 02/15/27 (a)(c)	406,000	397,490
7.75%, 02/15/28 (a)(c)	155,000	159,943
6.00%, 06/01/29 (a)(c)	369,000	356,534
8.25%, 08/01/32 (a)(c)	643,000	660,628
8.38%, 11/15/32 (a)(c)	400,000	411,484
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/32 (a)(c)	383,000	390,751
See financial notes
18
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/01/29 (a)(c)	250,000	258,435
GEO Group, Inc.
8.63%, 04/15/29 (a)	444,000	470,368
10.25%, 04/15/31 (a)	599,000	656,798
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (a)(c)	425,000	407,364
11.50%, 08/15/29 (a)(c)	335,000	352,162
8.75%, 01/15/32 (a)(c)	406,000	376,477
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (a)(c)	549,000	545,061
3.50%, 03/01/29 (a)(c)	224,000	207,807
Goodyear Tire & Rubber Co.
5.00%, 05/31/26 (a)	301,000	299,952
4.88%, 03/15/27 (a)	450,000	442,235
5.00%, 07/15/29 (a)	441,000	419,610
5.25%, 04/30/31 (a)	442,000	409,710
5.25%, 07/15/31 (a)	464,000	431,044
5.63%, 04/30/33 (a)	561,000	517,003
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.
7.00%, 08/15/28 (a)(c)	356,000	204,972
Group 1 Automotive, Inc.
4.00%, 08/15/28 (a)(c)	422,000	402,276
6.38%, 01/15/30 (a)(c)	391,000	398,981
GrubHub Holdings, Inc.
5.50%, 07/01/27 (a)(c)	380,000	353,940
Hanesbrands, Inc.
4.88%, 05/15/26 (a)(c)	620,000	620,162
9.00%, 02/15/31 (a)(c)	459,000	489,247
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 (a)(c)	275,000	275,263
5.88%, 04/01/29 (a)(c)	379,000	382,344
3.75%, 05/01/29 (a)(c)	416,000	390,355
4.88%, 01/15/30 (a)	540,000	527,060
4.00%, 05/01/31 (a)(c)	959,000	880,387
3.63%, 02/15/32 (a)(c)	887,000	786,385
6.13%, 04/01/32 (a)(c)	760,000	772,095
5.88%, 03/15/33 (a)(c)	283,000	283,829
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/29 (a)(c)	353,000	336,952
4.88%, 07/01/31 (a)(c)	398,000	363,535
6.63%, 01/15/32 (a)(c)	551,000	557,618
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/27 (a)	598,000	593,752
International Game Technology PLC
4.13%, 04/15/26 (a)(c)	483,000	479,215
6.25%, 01/15/27 (a)(c)	480,000	486,190
5.25%, 01/15/29 (a)(c)	688,000	677,841
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)(c)	353,000	345,922
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (a)(c)	715,000	692,769
5.50%, 07/15/29 (a)(c)	476,000	467,267
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)(c)	480,000	502,613
K Hovnanian Enterprises, Inc.
11.75%, 09/30/29 (a)(c)	313,000	341,561
KB Home
6.88%, 06/15/27 (a)	212,000	217,683
4.80%, 11/15/29 (a)	168,000	163,321
7.25%, 07/15/30 (a)	328,000	341,042
4.00%, 06/15/31 (a)	308,000	281,218
Ken Garff Automotive LLC
4.88%, 09/15/28 (a)(c)	373,000	360,706
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (a)(c)	639,000	633,031
Kohl's Corp.
4.63%, 05/01/31 (a)	374,000	292,005
5.55%, 07/17/45 (a)	379,000	233,740
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)(c)	293,000	271,716
Korn Ferry
4.63%, 12/15/27 (a)(c)	369,000	360,230
Landsea Homes Corp.
8.88%, 04/01/29 (a)(c)	328,000	326,648
LCM Investments Holdings II LLC
4.88%, 05/01/29 (a)(c)	725,000	691,506
8.25%, 08/01/31 (a)(c)	497,000	524,968
Levi Strauss & Co.
3.50%, 03/01/31 (a)(c)	426,000	380,260
LGI Homes, Inc.
8.75%, 12/15/28 (a)(c)	193,000	204,059
4.00%, 07/15/29 (a)(c)	362,000	328,334
7.00%, 11/15/32 (a)(c)	314,000	311,804
Liberty Interactive LLC
8.50%, 07/15/29	235,000	116,113
8.25%, 02/01/30	370,000	176,003
Life Time, Inc.
6.00%, 11/15/31 (a)(c)	200,000	200,864
Light & Wonder International, Inc.
7.00%, 05/15/28 (a)(c)	473,000	474,488
7.25%, 11/15/29 (a)(c)	185,000	190,635
7.50%, 09/01/31 (a)(c)	442,000	461,685
Lindblad Expeditions Holdings, Inc.
9.00%, 05/15/28 (a)(c)	344,000	359,444
Lithia Motors, Inc.
4.63%, 12/15/27 (a)(c)	448,000	437,112
3.88%, 06/01/29 (a)(c)	507,000	470,138
4.38%, 01/15/31 (a)(c)	390,000	360,184
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (a)(c)	405,000	405,038
6.50%, 05/15/27 (a)(c)	296,000	300,986
4.75%, 10/15/27 (a)(c)	779,000	761,615
3.75%, 01/15/28 (a)(c)	534,000	512,029
M/I Homes, Inc.
4.95%, 02/01/28 (a)	318,000	311,849
3.95%, 02/15/30 (a)	319,000	294,014
Macy's Retail Holdings LLC
5.88%, 04/01/29 (a)(c)	386,000	377,790
5.88%, 03/15/30 (a)(c)	305,000	296,009
6.13%, 03/15/32 (a)(c)	245,000	234,034
4.50%, 12/15/34 (a)	297,000	247,531
5.13%, 01/15/42 (a)	302,000	220,675
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)	245,000	237,274
4.50%, 06/15/29 (a)(c)	343,000	323,326
Match Group Holdings II LLC
5.00%, 12/15/27 (a)(c)	546,000	537,704
4.63%, 06/01/28 (a)(c)	400,000	387,766
5.63%, 02/15/29 (a)(c)	204,000	200,703
4.13%, 08/01/30 (a)(c)	436,000	394,773
3.63%, 10/01/31 (a)(c)	154,000	133,259
Mattamy Group Corp.
5.25%, 12/15/27 (a)(c)	396,000	390,385
4.63%, 03/01/30 (a)(c)	392,000	366,169
Matthews International Corp.
8.63%, 10/01/27 (a)(c)	401,000	420,683
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
19

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/29 (a)(c)	424,000	413,715
MGM Resorts International
4.63%, 09/01/26 (a)	262,000	260,278
5.50%, 04/15/27 (a)	276,000	275,892
4.75%, 10/15/28 (a)	634,000	616,290
6.13%, 09/15/29 (a)	227,000	228,467
6.50%, 04/15/32 (a)	771,000	777,286
Michaels Cos., Inc.
5.25%, 05/01/28 (a)(c)	579,000	434,991
7.88%, 05/01/29 (a)(c)	762,000	468,940
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (a)(c)	491,000	469,384
Motion Bondco DAC
6.63%, 11/15/27 (a)(c)	656,000	645,862
Motion Finco SARL
8.38%, 02/15/32 (a)(c)	400,000	410,720
Murphy Oil USA, Inc.
4.75%, 09/15/29 (a)	239,000	230,391
3.75%, 02/15/31 (a)(c)	614,000	549,726
NCL Corp. Ltd.
5.88%, 03/15/26 (a)(c)	109,000	109,101
5.88%, 02/15/27 (a)(c)	375,000	376,173
8.13%, 01/15/29 (a)(c)	394,000	418,197
7.75%, 02/15/29 (a)(c)	334,000	355,530
6.25%, 03/01/30 (a)(c)	313,000	314,665
6.75%, 02/01/32 (a)(c)	1,150,000	1,176,267
NCL Finance Ltd.
6.13%, 03/15/28 (a)(c)	318,000	321,092
New Home Co., Inc.
9.25%, 10/01/29 (a)(c)	294,000	306,251
Newmark Group, Inc.
7.50%, 01/12/29 (a)	293,000	311,751
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (a)(c)	300,000	285,696
5.30%, 09/13/27 (c)	250,000	250,801
2.75%, 03/09/28 (a)(c)	350,000	325,443
2.45%, 09/15/28 (a)(c)	200,000	181,634
7.05%, 09/15/28 (a)(c)	500,000	526,309
5.55%, 09/13/29 (a)(c)	200,000	201,314
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (a)(c)	1,600,000	1,574,148
4.81%, 09/17/30 (a)(c)	1,500,000	1,444,314
Nordstrom, Inc.
4.00%, 03/15/27 (a)	262,000	253,862
6.95%, 03/15/28	254,000	262,619
4.38%, 04/01/30 (a)	247,000	226,882
4.25%, 08/01/31 (a)	332,000	296,181
5.00%, 01/15/44 (a)	761,000	581,110
Odeon Finco PLC
12.75%, 11/01/27 (a)(c)	313,000	330,638
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/30 (a)(c)	368,000	380,785
OT Midco Ltd.
10.00%, 02/15/30 (a)(c)	400,000	372,217
Papa John's International, Inc.
3.88%, 09/15/29 (a)(c)	344,000	326,663
Parkland Corp.
5.88%, 07/15/27 (a)(c)	552,000	552,462
4.50%, 10/01/29 (a)(c)	267,000	253,084
4.63%, 05/01/30 (a)(c)	400,000	375,749
6.63%, 08/15/32 (a)(c)	284,000	286,664
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Penn Entertainment, Inc.
5.63%, 01/15/27 (a)(c)	468,000	463,986
4.13%, 07/01/29 (a)(c)	293,000	266,599
Penske Automotive Group, Inc.
3.75%, 06/15/29 (a)(c)	531,000	494,776
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (a)(c)	653,000	620,675
7.75%, 02/15/29 (a)(c)	641,000	620,814
Phinia, Inc.
6.75%, 04/15/29 (a)(c)	313,000	321,039
6.63%, 10/15/32 (a)(c)	376,000	378,430
PM General Purchaser LLC
9.50%, 10/01/28 (a)(c)	455,000	443,550
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (a)(c)	502,000	369,620
5.88%, 09/01/31 (a)(c)	436,000	283,723
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/26 (c)	874,000	878,534
3.38%, 08/31/27 (a)(c)	745,000	708,616
6.25%, 01/15/28 (a)(c)	877,000	879,111
QVC, Inc.
6.88%, 04/15/29 (a)	481,000	391,931
5.45%, 08/15/34 (a)	290,000	169,430
5.95%, 03/15/43	213,000	116,323
Raising Cane's Restaurants LLC
9.38%, 05/01/29 (a)(c)	287,000	306,791
Rakuten Group, Inc.
5.13%, 04/22/26 (a)(b)(c)(f)	734,000	719,630
11.25%, 02/15/27 (c)	1,123,000	1,233,064
9.75%, 04/15/29 (c)	1,089,000	1,198,304
8.13%, 12/15/29 (a)(b)(c)(f)	576,000	584,642
6.25%, 04/22/31 (a)(b)(c)(f)	767,000	708,077
Raven Acquisition Holdings LLC
6.88%, 11/15/31 (a)(c)	691,000	684,941
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 (a)(c)	515,000	440,055
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29 (a)(c)	391,000	354,317
8.45%, 07/27/30 (a)(c)	302,000	317,112
4.63%, 04/06/31 (a)(c)	315,000	275,233
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (a)(c)	571,000	564,171
5.50%, 08/31/26 (a)(c)	779,000	785,386
5.38%, 07/15/27 (a)(c)	766,000	767,829
7.50%, 10/15/27	159,000	166,903
3.70%, 03/15/28 (a)	386,000	369,786
5.50%, 04/01/28 (a)(c)	1,009,000	1,014,391
5.63%, 09/30/31 (a)(c)	1,009,000	1,004,062
6.25%, 03/15/32 (a)(c)	787,000	803,383
6.00%, 02/01/33 (a)(c)	1,148,000	1,161,651
S&S Holdings LLC
8.38%, 10/01/31 (a)(c)	376,000	375,068
Saks Global Enterprises LLC
11.00%, 12/15/29 (a)(c)	1,350,000	1,247,651
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/32 (a)	372,000	377,840
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (a)(c)	452,000	444,821
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (a)(c)	441,000	427,750
Service Corp. International
4.63%, 12/15/27 (a)	340,000	333,822
5.13%, 06/01/29 (a)	482,000	474,972
3.38%, 08/15/30 (a)	420,000	378,443
See financial notes
20
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/15/31 (a)	668,000	607,924
5.75%, 10/15/32 (a)	624,000	619,839
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (a)	338,000	328,593
4.75%, 04/01/29 (a)	277,000	262,610
Signal Parent, Inc.
6.13%, 04/01/29 (a)(c)	353,000	227,949
Six Flags Entertainment Corp.
5.50%, 04/15/27 (a)(c)	644,000	642,162
7.25%, 05/15/31 (a)(c)	420,000	433,356
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.63%, 05/01/32 (a)(c)	512,000	524,856
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.38%, 04/15/27 (a)	353,000	350,229
6.50%, 10/01/28 (a)	300,000	302,854
5.25%, 07/15/29 (a)	395,000	383,392
Sonic Automotive, Inc.
4.63%, 11/15/29 (a)(c)	401,000	377,881
4.88%, 11/15/31 (a)(c)	308,000	285,894
Sotheby's
7.38%, 10/15/27 (a)(c)	590,000	587,702
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/29 (a)(c)	255,000	233,662
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/27 (a)(c)	552,000	536,331
Staples, Inc.
10.75%, 09/01/29 (a)(c)	1,288,000	1,231,667
12.75%, 01/15/30 (a)(c)	605,800	439,095
Station Casinos LLC
4.50%, 02/15/28 (a)(c)	401,000	387,677
4.63%, 12/01/31 (a)(c)	539,000	496,731
6.63%, 03/15/32 (a)(c)	401,000	404,920
STL Holding Co. LLC
8.75%, 02/15/29 (a)(c)	261,000	275,516
StoneMor, Inc.
8.50%, 05/15/29 (a)(c)	362,000	332,984
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (a)(c)	335,000	338,946
5.75%, 01/15/28 (a)(c)	344,000	344,371
5.13%, 08/01/30 (a)(c)	354,000	344,233
Tenneco, Inc.
8.00%, 11/17/28 (a)(c)	1,244,000	1,236,954
TKC Holdings, Inc.
6.88%, 05/15/28 (a)(c)	350,000	352,361
10.50%, 05/15/29 (a)(c)	508,000	521,105
Travel & Leisure Co.
6.63%, 07/31/26 (a)(c)	279,000	283,002
6.00%, 04/01/27 (a)	414,000	418,108
4.50%, 12/01/29 (a)(c)	212,000	202,120
4.63%, 03/01/30 (a)(c)	366,000	345,751
Tri Pointe Homes, Inc.
5.70%, 06/15/28 (a)	334,000	332,205
TriNet Group, Inc.
3.50%, 03/01/29 (a)(c)	376,000	345,200
7.13%, 08/15/31 (a)(c)	284,000	290,991
Under Armour, Inc.
3.25%, 06/15/26 (a)	400,000	389,010
Upbound Group, Inc.
6.38%, 02/15/29 (a)(c)	316,000	309,357
Vail Resorts, Inc.
6.50%, 05/15/32 (a)(c)	468,000	478,272
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Valvoline, Inc.
3.63%, 06/15/31 (a)(c)	455,000	398,769
VF Corp.
2.80%, 04/23/27 (a)	409,000	386,107
2.95%, 04/23/30 (a)	474,000	414,120
6.00%, 10/15/33	324,000	318,932
Victoria's Secret & Co.
4.63%, 07/15/29 (a)(c)	443,000	403,581
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/29 (a)(c)	178,000	189,338
Viking Cruises Ltd.
5.88%, 09/15/27 (a)(c)	492,000	491,733
7.00%, 02/15/29 (a)(c)	475,000	480,405
9.13%, 07/15/31 (a)(c)	385,000	418,072
VOC Escrow Ltd.
5.00%, 02/15/28 (a)(c)	509,000	499,688
VT Topco, Inc.
8.50%, 08/15/30 (a)(c)	485,000	516,489
Wabash National Corp.
4.50%, 10/15/28 (a)(c)	312,000	281,889
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	868,000	849,100
8.13%, 08/15/29 (a)	396,000	399,397
3.20%, 04/15/30 (a)	449,000	380,970
4.50%, 11/18/34 (a)	351,000	290,968
4.65%, 06/01/46 (a)	570,000	397,385
4.10%, 04/15/50 (a)	497,000	352,663
Wand NewCo 3, Inc.
7.63%, 01/30/32 (a)(c)	531,000	549,805
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/26 (a)(c)	323,000	322,357
Wayfair LLC
7.25%, 10/31/29 (a)(c)	442,000	450,007
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28 (a)(c)	343,000	328,811
William Carter Co.
5.63%, 03/15/27 (a)(c)	492,000	491,909
Wolverine World Wide, Inc.
4.00%, 08/15/29 (a)(c)	403,000	348,473
WW International, Inc.
4.50%, 04/15/29 (a)(c)	409,000	96,723
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)(c)	277,000	266,998
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (a)(c)	578,000	573,733
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (a)(c)	471,000	458,901
7.13%, 02/15/31 (a)(c)	640,000	674,035
6.25%, 03/15/33 (a)(c)	596,000	595,042
Yum! Brands, Inc.
4.75%, 01/15/30 (a)(c)	626,000	606,832
3.63%, 03/15/31 (a)	589,000	534,257
4.63%, 01/31/32 (a)	682,000	642,035
5.38%, 04/01/32 (a)	557,000	548,958
6.88%, 11/15/37	429,000	462,643
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)(c)	406,000	410,421
7.13%, 04/14/30 (a)(c)	440,000	440,783
6.75%, 04/23/30 (a)(c)	465,000	457,584
6.88%, 04/23/32 (a)(c)	471,000	455,467
ZipRecruiter, Inc.
5.00%, 01/15/30 (a)(c)	448,000	406,103
		173,163,412
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
21

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 11.0%
180 Medical, Inc.
3.88%, 10/15/29 (a)(c)	424,000	394,808
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (a)(c)	318,000	306,412
5.00%, 04/15/29 (a)(c)	395,000	368,939
ACCO Brands Corp.
4.25%, 03/15/29 (a)(c)	372,000	343,229
Acushnet Co.
7.38%, 10/15/28 (a)(c)	346,000	361,439
AdaptHealth LLC
6.13%, 08/01/28 (a)(c)	384,000	382,388
4.63%, 08/01/29 (a)(c)	319,000	296,449
5.13%, 03/01/30 (a)(c)	436,000	405,771
AHP Health Partners, Inc.
5.75%, 07/15/29 (a)(c)	326,000	309,893
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (a)(c)	592,000	581,280
7.50%, 03/15/26 (a)(c)	710,000	711,722
4.63%, 01/15/27 (a)(c)	590,000	581,671
5.88%, 02/15/28 (a)(c)	505,000	505,356
6.50%, 02/15/28 (a)(c)	526,000	536,374
3.50%, 03/15/29 (a)(c)	860,000	795,960
4.88%, 02/15/30 (a)(c)	766,000	740,094
6.25%, 03/15/33 (a)(c)(e)	400,000	405,248
Amer Sports Co.
6.75%, 02/16/31 (a)(c)	467,000	479,926
AMN Healthcare, Inc.
4.63%, 10/01/27 (a)(c)	428,000	413,797
4.00%, 04/15/29 (a)(c)	220,000	201,080
Aragvi Finance International DAC
11.13%, 11/20/29 (a)(c)	428,000	446,309
Aramark Services, Inc.
5.00%, 02/01/28 (a)(c)	921,000	906,172
Avantor Funding, Inc.
4.63%, 07/15/28 (a)(c)	686,000	664,495
3.88%, 11/01/29 (a)(c)	472,000	437,833
B&G Foods, Inc.
5.25%, 09/15/27 (a)	443,000	416,822
8.00%, 09/15/28 (a)(c)	598,000	611,807
Bausch & Lomb Corp.
8.38%, 10/01/28 (a)(c)	901,000	940,419
Bausch Health Americas, Inc.
9.25%, 04/01/26 (a)(c)	356,000	354,523
8.50%, 01/31/27 (a)(c)	392,000	380,346
Bausch Health Cos., Inc.
6.13%, 02/01/27 (a)(c)	577,000	556,508
5.75%, 08/15/27 (a)(c)	320,000	304,688
5.00%, 01/30/28 (a)(c)	312,000	246,001
4.88%, 06/01/28 (a)(c)	1,082,000	939,625
11.00%, 09/30/28 (c)	1,177,000	1,192,772
5.00%, 02/15/29 (a)(c)	321,000	225,019
6.25%, 02/15/29 (a)(c)	427,000	307,974
7.25%, 05/30/29 (a)(c)	202,000	148,654
5.25%, 01/30/30 (a)(c)	557,000	360,148
14.00%, 10/15/30 (a)(c)	326,000	319,666
5.25%, 02/15/31 (a)(c)	379,000	234,639
BellRing Brands, Inc.
7.00%, 03/15/30 (a)(c)	443,000	459,882
C&S Group Enterprises LLC
5.00%, 12/15/28 (a)(c)	431,000	362,204
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.50%, 10/15/29 (a)(c)	471,000	463,346
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Central Garden & Pet Co.
5.13%, 02/01/28 (a)	316,000	312,580
4.13%, 10/15/30 (a)	407,000	372,067
4.13%, 04/30/31 (a)(c)	312,000	281,290
Champ Acquisition Corp.
8.38%, 12/01/31 (a)(c)	225,000	236,915
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (a)(c)	418,000	402,033
3.75%, 03/15/29 (a)(c)	331,000	309,539
4.00%, 03/15/31 (a)(c)	351,000	317,990
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/28 (a)(c)	408,000	371,991
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/29 (a)(c)	343,000	358,459
CHS/Community Health Systems, Inc.
5.63%, 03/15/27 (a)(c)	863,000	832,823
8.00%, 12/15/27 (a)(c)	781,000	776,560
6.88%, 04/01/28 (a)(c)	469,000	332,598
6.00%, 01/15/29 (a)(c)	566,000	512,121
6.88%, 04/15/29 (a)(c)	664,000	463,704
6.13%, 04/01/30 (a)(c)	787,000	514,036
5.25%, 05/15/30 (a)(c)	1,045,000	886,674
4.75%, 02/15/31 (a)(c)	776,000	630,968
10.88%, 01/15/32 (a)(c)	1,414,000	1,448,247
Concentra Escrow Issuer Corp.
6.88%, 07/15/32 (a)(c)	419,000	435,108
CVS Health Corp.
6.75%, 12/10/54 (a)(b)	400,000	400,977
7.00%, 03/10/55 (a)(b)	1,250,000	1,264,417
Darling Ingredients, Inc.
5.25%, 04/15/27 (a)(c)	445,000	443,310
6.00%, 06/15/30 (a)(c)	540,000	541,862
DaVita, Inc.
4.63%, 06/01/30 (a)(c)	1,360,000	1,262,284
3.75%, 02/15/31 (a)(c)	918,000	805,991
6.88%, 09/01/32 (a)(c)	773,000	785,802
Edgewell Personal Care Co.
5.50%, 06/01/28 (a)(c)	555,000	548,598
4.13%, 04/01/29 (a)(c)	358,000	333,753
Elanco Animal Health, Inc.
6.65%, 08/28/28 (a)	528,000	539,235
Embecta Corp.
5.00%, 02/15/30 (a)(c)	370,000	341,449
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (a)(c)	511,000	410,789
Encompass Health Corp.
4.50%, 02/01/28 (a)	610,000	596,233
4.75%, 02/01/30 (a)	534,000	517,818
4.63%, 04/01/31 (a)	338,000	318,420
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a)(c)	527,000	565,480
Energizer Holdings, Inc.
6.50%, 12/31/27 (a)(c)	483,000	489,563
4.75%, 06/15/28 (a)(c)	312,000	301,036
4.38%, 03/31/29 (a)(c)	406,000	380,554
Fiesta Purchaser, Inc.
7.88%, 03/01/31 (a)(c)	442,000	456,746
9.63%, 09/15/32 (a)(c)	205,000	216,766
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(c)	344,000	345,824
Grifols SA
4.75%, 10/15/28 (a)(c)	547,000	517,586
See financial notes
22
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HAH Group Holding Co. LLC
9.75%, 10/01/31 (a)(c)	507,000	488,982
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/28 (a)(c)	445,000	474,064
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 04/15/29 (a)(c)	507,000	548,284
4.88%, 06/01/29 (a)(c)	394,000	305,010
Hologic, Inc.
4.63%, 02/01/28 (a)(c)	523,000	512,804
3.25%, 02/15/29 (a)(c)	535,000	494,736
Ingles Markets, Inc.
4.00%, 06/15/31 (a)(c)	491,000	444,679
IQVIA, Inc.
5.00%, 10/15/26 (a)(c)	479,000	476,561
5.00%, 05/15/27 (a)(c)	747,000	740,387
6.50%, 05/15/30 (a)(c)	359,000	368,239
Jazz Securities DAC
4.38%, 01/15/29 (a)(c)	713,000	684,290
Kedrion SpA
6.50%, 09/01/29 (a)(c)	523,000	498,126
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 02/15/29 (a)(c)	648,000	674,701
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31 (a)(c)	470,000	441,605
10.75%, 06/30/32 (a)(c)	280,000	240,579
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (a)(c)	486,000	476,606
4.13%, 01/31/30 (a)(c)	619,000	577,860
4.38%, 01/31/32 (a)(c)	477,000	438,426
LifePoint Health, Inc.
5.38%, 01/15/29 (a)(c)	479,000	427,973
9.88%, 08/15/30 (a)(c)	600,000	641,306
11.00%, 10/15/30 (a)(c)	690,000	760,163
8.38%, 02/15/32 (a)(c)	425,000	430,726
10.00%, 06/01/32 (a)(c)	347,000	339,494
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)(c)	440,000	362,046
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
14.75%, 11/14/28 (a)(c)	235,641	248,961
Medline Borrower LP
3.88%, 04/01/29 (a)(c)	2,730,000	2,561,102
5.25%, 10/01/29 (a)(c)	1,481,000	1,436,843
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/29 (a)(c)	1,345,000	1,366,793
ModivCare, Inc.
5.00%, 10/01/29 (a)(c)	185,000	67,287
MPH Acquisition Holdings LLC
5.75%, 12/31/30 (a)(c)	450,000	332,125
Neogen Food Safety Corp.
8.63%, 07/20/30 (a)(c)	363,000	385,888
Newell Brands, Inc.
5.70%, 04/01/26 (a)	481,000	480,941
6.38%, 09/15/27 (a)	623,000	631,864
6.63%, 09/15/29 (a)	529,000	539,967
6.38%, 05/15/30 (a)	380,000	379,738
6.63%, 05/15/32 (a)	319,000	318,081
6.88%, 04/01/36 (a)	322,000	321,567
7.00%, 04/01/46 (a)	565,000	511,448
Option Care Health, Inc.
4.38%, 10/31/29 (a)(c)	299,000	280,990
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (a)(c)	956,000	909,984
5.13%, 04/30/31 (a)(c)	1,025,000	934,723
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 05/15/34 (a)(c)	637,000	646,725
7.88%, 05/15/34 (a)(c)	525,000	539,317
Owens & Minor, Inc.
4.50%, 03/31/29 (a)(c)	452,000	397,152
6.63%, 04/01/30 (a)(c)	458,000	422,457
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a)(c)	236,000	228,680
Performance Food Group, Inc.
5.50%, 10/15/27 (a)(c)	755,000	752,255
4.25%, 08/01/29 (a)(c)	553,000	521,908
6.13%, 09/15/32 (a)(c)	683,000	687,302
Perrigo Finance Unlimited Co.
4.90%, 06/15/30 (a)	616,000	588,378
6.13%, 09/30/32 (a)	353,000	353,252
4.90%, 12/15/44 (a)	374,000	294,546
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	539,000	508,886
3.50%, 03/01/32 (a)	402,000	356,212
6.25%, 07/01/33 (a)	880,000	919,134
6.88%, 05/15/34 (a)	358,000	390,668
Post Holdings, Inc.
5.50%, 12/15/29 (a)(c)	878,000	861,016
4.63%, 04/15/30 (a)(c)	862,000	809,229
4.50%, 09/15/31 (a)(c)	749,000	684,510
6.25%, 02/15/32 (a)(c)	455,000	459,046
6.38%, 03/01/33 (a)(c)	931,000	930,591
6.25%, 10/15/34 (a)(c)	562,000	560,196
Prestige Brands, Inc.
5.13%, 01/15/28 (a)(c)	317,000	313,560
3.75%, 04/01/31 (a)(c)	472,000	425,670
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (a)(c)	978,000	926,911
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/29 (a)(c)	400,000	398,871
4.38%, 04/30/29 (a)(c)	495,000	474,208
Safeway, Inc.
7.25%, 02/01/31	192,000	200,484
Scotts Miracle-Gro Co.
5.25%, 12/15/26 (a)	643,000	642,254
4.50%, 10/15/29 (a)	183,000	173,004
4.00%, 04/01/31 (a)	268,000	239,137
4.38%, 02/01/32 (a)	252,000	225,721
Select Medical Corp.
6.25%, 12/01/32 (a)(c)	394,000	392,320
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (a)(c)	559,000	521,930
Somnigroup International, Inc.
4.00%, 04/15/29 (a)(c)	557,000	519,794
3.88%, 10/15/31 (a)(c)	498,000	441,094
Sotera Health Holdings LLC
7.38%, 06/01/31 (a)(c)	416,000	428,430
Spectrum Brands, Inc.
3.88%, 03/15/31 (a)(c)	15,000	12,882
Star Parent, Inc.
9.00%, 10/01/30 (a)(c)	638,000	668,599
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (a)(c)	669,000	670,030
SWF Holdings I Corp.
6.50%, 10/01/29 (a)(c)	389,000	223,675
Teleflex, Inc.
4.63%, 11/15/27 (a)	455,000	446,633
4.25%, 06/01/28 (a)(c)	296,000	284,008
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
23

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tenet Healthcare Corp.
6.25%, 02/01/27 (a)	889,000	888,635
5.13%, 11/01/27 (a)	1,159,000	1,146,316
4.63%, 06/15/28 (a)	705,000	681,804
6.13%, 10/01/28 (a)	1,256,000	1,256,031
4.25%, 06/01/29 (a)	985,000	930,399
4.38%, 01/15/30 (a)	841,000	791,688
6.13%, 06/15/30 (a)	1,213,000	1,216,975
6.75%, 05/15/31 (a)(c)	902,000	920,938
6.88%, 11/15/31	426,000	437,751
Thor Industries, Inc.
4.00%, 10/15/29 (a)(c)	478,000	441,962
Toledo Hospital
4.98%, 11/15/45 (a)	172,000	133,945
6.02%, 11/15/48	456,000	414,390
TreeHouse Foods, Inc.
4.00%, 09/01/28 (a)	277,000	255,101
Turning Point Brands, Inc.
7.63%, 03/15/32 (a)(c)	200,000	207,082
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 (a)(c)	380,000	388,929
U.S. Foods, Inc.
6.88%, 09/15/28 (a)(c)	539,000	559,322
4.75%, 02/15/29 (a)(c)	450,000	435,847
4.63%, 06/01/30 (a)(c)	410,000	391,610
7.25%, 01/15/32 (a)(c)	339,000	354,693
5.75%, 04/15/33 (a)(c)	375,000	369,698
United Natural Foods, Inc.
6.75%, 10/15/28 (a)(c)	361,000	358,768
Varex Imaging Corp.
7.88%, 10/15/27 (a)(c)	225,000	231,077
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/31 (a)(c)	616,000	601,373
		100,092,842
Energy 11.2%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/29 (a)(c)	403,000	415,711
AltaGas Ltd.
7.20%, 10/15/54 (a)(b)(c)	600,000	602,048
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/26 (a)	438,000	437,591
5.75%, 05/20/27 (a)	394,000	380,520
9.38%, 06/01/28 (a)(c)	383,000	387,566
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (a)(c)	353,000	352,957
5.75%, 01/15/28 (a)(c)	438,000	438,533
5.38%, 06/15/29 (a)(c)	753,000	741,751
6.63%, 02/01/32 (a)(c)	414,000	423,228
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/27 (a)(c)	76,000	76,131
6.25%, 04/01/28 (a)(c)	625,000	627,394
6.63%, 09/01/32 (a)(c)	489,000	495,321
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
9.00%, 11/01/27 (a)(c)	121,000	153,069
8.25%, 12/31/28 (a)(c)	515,000	527,703
5.88%, 06/30/29 (a)(c)	287,000	283,710
6.63%, 10/15/32 (a)(c)	286,000	288,977
Baytex Energy Corp.
8.50%, 04/30/30 (a)(c)	477,000	488,711
7.38%, 03/15/32 (a)(c)	481,000	470,563
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (a)(c)	307,000	307,564
7.00%, 07/15/29 (a)(c)	266,000	275,151
7.25%, 07/15/32 (a)(c)	309,000	323,190
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (a)(c)	908,293	905,624
10.38%, 11/15/30 (a)(c)	502,369	498,538
Bristow Group, Inc.
6.88%, 03/01/28 (a)(c)	333,000	334,286
Buckeye Partners LP
3.95%, 12/01/26 (a)	565,000	549,860
4.50%, 03/01/28 (a)(c)	176,000	170,959
6.88%, 07/01/29 (a)(c)	364,000	373,576
6.75%, 02/01/30 (a)(c)	351,000	360,744
5.85%, 11/15/43 (a)	416,000	375,485
5.60%, 10/15/44 (a)	364,000	311,399
California Resources Corp.
8.25%, 06/15/29 (a)(c)	397,000	408,715
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (a)(c)	318,000	311,382
9.75%, 07/15/28 (a)(c)	320,000	307,970
Chord Energy Corp.
6.38%, 06/01/26 (a)(c)	302,000	302,541
CITGO Petroleum Corp.
6.38%, 06/15/26 (a)(c)	346,000	346,785
8.38%, 01/15/29 (a)(c)	814,000	840,312
Civitas Resources, Inc.
5.00%, 10/15/26 (a)(c)	734,000	728,946
8.38%, 07/01/28 (a)(c)	693,000	722,071
8.63%, 11/01/30 (a)(c)	666,000	701,335
8.75%, 07/01/31 (a)(c)	801,000	837,097
CNX Midstream Partners LP
4.75%, 04/15/30 (a)(c)	494,000	460,613
CNX Resources Corp.
6.00%, 01/15/29 (a)(c)	335,000	332,687
7.38%, 01/15/31 (a)(c)	437,000	449,324
7.25%, 03/01/32 (a)(c)	441,000	451,993
Comstock Resources, Inc.
6.75%, 03/01/29 (a)(c)	1,281,000	1,260,127
5.88%, 01/15/30 (a)(c)	703,000	670,175
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (a)(c)	733,000	710,788
7.50%, 12/15/33 (a)(c)	514,000	547,866
Crescent Energy Finance LLC
9.25%, 02/15/28 (a)(c)	524,000	549,558
7.63%, 04/01/32 (a)(c)	479,000	479,493
7.38%, 01/15/33 (a)(c)	518,000	508,322
CVR Energy, Inc.
5.75%, 02/15/28 (a)(c)	302,000	286,780
8.50%, 01/15/29 (a)(c)	474,000	467,921
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28 (a)(c)	356,000	361,257
8.63%, 03/15/29 (a)(c)	554,000	581,161
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/30 (a)(c)	303,000	314,470
DT Midstream, Inc.
4.13%, 06/15/29 (a)(c)	813,000	771,385
4.38%, 06/15/31 (a)(c)	626,000	581,865
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (a)(c)	628,000	643,919
8.75%, 05/01/31 (a)(c)	367,000	394,649
Enerflex Ltd.
9.00%, 10/15/27 (a)(c)	420,000	438,293
See financial notes
24
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energean PLC
6.50%, 04/30/27 (a)(c)	383,000	382,686
Energy Transfer LP
8.00%, 05/15/54 (a)(b)	514,000	546,898
7.13%, 10/01/54 (a)(b)	355,000	364,874
EQM Midstream Partners LP
7.50%, 06/01/27 (a)(c)	395,000	405,119
6.50%, 07/01/27 (a)(c)	571,000	586,062
4.50%, 01/15/29 (a)(c)	496,000	483,491
6.38%, 04/01/29 (a)(c)	409,000	419,749
7.50%, 06/01/30 (a)(c)	309,000	336,315
4.75%, 01/15/31 (a)(c)	724,000	699,431
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (a)(c)	805,000	752,642
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/27 (a)(c)	463,000	487,829
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/27 (a)	129,000	131,534
7.75%, 02/01/28 (a)	374,000	378,532
8.25%, 01/15/29 (a)	338,000	348,830
8.88%, 04/15/30 (a)	503,000	522,713
7.88%, 05/15/32 (a)	545,000	548,720
8.00%, 05/15/33 (a)	480,000	485,153
Global Marine, Inc.
7.00%, 06/01/28	273,000	258,667
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27 (a)	313,000	314,340
6.88%, 01/15/29 (a)	289,000	291,007
8.25%, 01/15/32 (a)(c)	275,000	286,685
Gulfport Energy Operating Corp.
6.75%, 09/01/29 (a)(c)	250,000	255,441
Harvest Midstream I LP
7.50%, 09/01/28 (a)(c)	477,000	487,433
7.50%, 05/15/32 (a)(c)	375,000	393,342
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (a)(c)	254,000	272,040
Hess Midstream Operations LP
5.63%, 02/15/26 (a)(c)	549,000	549,265
5.13%, 06/15/28 (a)(c)	282,000	278,687
6.50%, 06/01/29 (a)(c)	465,000	475,210
4.25%, 02/15/30 (a)(c)	343,000	323,837
5.50%, 10/15/30 (a)(c)	347,000	342,919
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/01/28 (a)(c)	336,000	335,771
5.75%, 02/01/29 (a)(c)	382,000	374,043
6.00%, 04/15/30 (a)(c)	365,000	352,096
6.00%, 02/01/31 (a)(c)	402,000	383,407
6.25%, 04/15/32 (a)(c)	358,000	342,567
8.38%, 11/01/33 (a)(c)	364,000	380,635
6.88%, 05/15/34 (a)(c)	509,000	493,288
7.25%, 02/15/35 (a)(c)	632,000	621,818
Howard Midstream Energy Partners LLC
8.88%, 07/15/28 (a)(c)	327,000	345,293
7.38%, 07/15/32 (a)(c)	304,000	316,968
Ithaca Energy North Sea PLC
8.13%, 10/15/29 (a)(c)	345,000	356,836
ITT Holdings LLC
6.50%, 08/01/29 (a)(c)	821,000	782,846
Karoon USA Finance, Inc.
10.50%, 05/14/29 (a)(c)	382,000	394,875
Kimmeridge Texas Gas LLC
8.50%, 02/15/30 (a)(c)	402,000	410,618
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinetik Holdings LP
6.63%, 12/15/28 (a)(c)	692,000	708,348
5.88%, 06/15/30 (a)(c)	488,000	487,359
Kodiak Gas Services LLC
7.25%, 02/15/29 (a)(c)	498,000	514,850
Kraken Oil & Gas Partners LLC
7.63%, 08/15/29 (a)(c)	338,000	331,646
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/01/32 (a)(c)	250,000	252,242
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/28 (a)(c)	347,000	377,518
Matador Resources Co.
6.88%, 04/15/28 (a)(c)	226,000	231,016
6.50%, 04/15/32 (a)(c)	610,000	610,396
6.25%, 04/15/33 (a)(c)	609,000	599,898
MEG Energy Corp.
5.88%, 02/01/29 (a)(c)	468,000	462,518
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (a)(c)	487,000	489,850
Murphy Oil Corp.
6.00%, 10/01/32 (a)	310,000	300,874
5.88%, 12/01/42 (a)	380,000	328,881
Nabors Industries Ltd.
7.50%, 01/15/28 (a)(c)	419,000	398,152
Nabors Industries, Inc.
7.38%, 05/15/27 (a)(c)	507,000	508,306
9.13%, 01/31/30 (a)(c)	412,000	419,242
8.88%, 08/15/31 (a)(c)	360,000	324,331
New Fortress Energy, Inc.
6.50%, 09/30/26 (a)(c)	567,000	534,643
NFE Financing LLC
12.00%, 11/15/29 (a)(c)	1,580,000	1,562,599
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (a)(c)	508,000	517,686
8.38%, 02/15/32 (a)(c)	957,000	972,934
Nine Energy Service, Inc.
13.00%, 02/01/28 (a)	318,000	227,699
Noble Finance II LLC
8.00%, 04/15/30 (a)(c)	760,000	768,550
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (a)(c)	399,000	405,184
8.75%, 06/15/31 (a)(c)	397,000	413,894
Northriver Midstream Finance LP
6.75%, 07/15/32 (a)(c)	362,000	369,753
NuStar Logistics LP
6.00%, 06/01/26 (a)	375,000	377,366
5.63%, 04/28/27 (a)	358,000	359,931
6.38%, 10/01/30 (a)	287,000	293,332
Oceaneering International, Inc.
6.00%, 02/01/28 (a)	252,000	249,918
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (a)	562,000	543,478
7.88%, 09/15/30 (a)(c)	495,000	474,727
Permian Resources Operating LLC
8.00%, 04/15/27 (a)(c)	534,000	547,570
5.88%, 07/01/29 (a)(c)	392,000	390,746
9.88%, 07/15/31 (a)(c)	316,000	348,307
7.00%, 01/15/32 (a)(c)	708,000	727,838
6.25%, 02/01/33 (a)(c)	712,000	716,022
Prairie Acquiror LP
9.00%, 08/01/29 (a)(c)	351,000	364,051
Precision Drilling Corp.
6.88%, 01/15/29 (a)(c)	244,000	243,779
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
25

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Range Resources Corp.
8.25%, 01/15/29 (a)	335,000	345,182
4.75%, 02/15/30 (a)(c)	437,000	417,455
Rockies Express Pipeline LLC
4.95%, 07/15/29 (a)(c)	413,000	398,129
4.80%, 05/15/30 (a)(c)	323,000	304,757
6.88%, 04/15/40 (c)	490,000	483,568
Seadrill Finance Ltd.
8.38%, 08/01/30 (a)(c)	443,000	453,195
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/28 (a)(c)	466,000	488,532
SM Energy Co.
6.75%, 09/15/26 (a)	359,000	359,428
6.63%, 01/15/27 (a)	200,000	200,033
6.50%, 07/15/28 (a)	322,000	322,968
6.75%, 08/01/29 (a)(c)	528,000	529,229
7.00%, 08/01/32 (a)(c)	585,000	585,663
Solaris Midstream Holdings LLC
7.63%, 04/01/26 (a)(c)	522,000	522,178
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (a)(b)(c)	389,000	401,089
7.63%, 03/01/55 (a)(b)(c)	450,000	462,815
Star Holding LLC
8.75%, 08/01/31 (a)(c)	253,000	244,580
Strathcona Resources Ltd.
6.88%, 08/01/26 (a)(c)	188,000	188,807
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 03/01/27 (a)	267,000	267,027
5.00%, 06/01/31 (a)(c)	455,000	417,813
Summit Midstream Holdings LLC
8.63%, 10/31/29 (a)(c)	500,000	525,682
Sunoco LP
7.00%, 05/01/29 (a)(c)	472,000	489,417
7.25%, 05/01/32 (a)(c)	559,000	583,689
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27 (a)	372,000	373,263
5.88%, 03/15/28 (a)	452,000	452,272
7.00%, 09/15/28 (a)(c)	519,000	536,047
4.50%, 05/15/29 (a)	155,000	148,438
4.50%, 04/30/30 (a)	518,000	490,208
Superior Plus LP/Superior General Partner, Inc.
4.50%, 03/15/29 (a)(c)	418,000	388,139
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (a)(c)	519,000	519,189
5.50%, 01/15/28 (a)(c)	367,000	360,470
7.38%, 02/15/29 (a)(c)	445,000	455,101
6.00%, 12/31/30 (a)(c)	394,000	382,624
6.00%, 09/01/31 (a)(c)	393,000	379,711
Talos Production, Inc.
9.00%, 02/01/29 (a)(c)	482,000	498,869
9.38%, 02/01/31 (a)(c)	410,000	422,203
Teine Energy Ltd.
6.88%, 04/15/29 (a)(c)	318,000	310,040
TGNR Intermediate Holdings LLC
5.50%, 10/15/29 (a)(c)	511,000	487,181
TGS ASA
8.50%, 01/15/30 (a)(c)	250,000	261,162
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)(c)	236,000	242,344
Transocean Poseidon Ltd.
6.88%, 02/01/27 (a)(c)	468,825	468,272
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)(c)	400,809	409,795
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transocean, Inc.
8.00%, 02/01/27 (a)(c)	513,000	513,162
8.25%, 05/15/29 (a)(c)	484,000	477,705
8.75%, 02/15/30 (a)(c)	460,000	480,451
7.50%, 04/15/31	402,000	354,234
8.50%, 05/15/31 (a)(c)	439,000	433,796
6.80%, 03/15/38	559,000	438,808
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27 (a)	507,000	510,017
7.13%, 03/15/29 (a)(c)	492,000	505,953
Valaris Ltd.
8.38%, 04/30/30 (a)(c)	691,000	700,506
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (a)(c)	684,000	638,185
6.25%, 01/15/30 (a)(c)	694,000	710,550
4.13%, 08/15/31 (a)(c)	612,000	558,098
3.88%, 11/01/33 (a)(c)	1,116,000	970,929
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)(c)	1,740,000	1,813,614
9.50%, 02/01/29 (a)(c)	1,874,000	2,070,633
7.00%, 01/15/30 (a)(c)	898,000	910,937
8.38%, 06/01/31 (a)(c)	1,439,000	1,500,499
9.88%, 02/01/32 (a)(c)	1,354,000	1,481,691
Vermilion Energy, Inc.
6.88%, 05/01/30 (a)(c)	418,000	415,462
Viper Energy, Inc.
7.38%, 11/01/31 (a)(c)	485,000	509,161
Viridien
8.75%, 04/01/27 (a)(c)	326,000	332,930
Vital Energy, Inc.
7.75%, 07/31/29 (a)(c)	331,000	328,801
9.75%, 10/15/30 (a)	322,000	338,148
7.88%, 04/15/32 (a)(c)	582,000	561,481
W&T Offshore, Inc.
10.75%, 02/01/29 (a)(c)	200,000	201,407
Weatherford International Ltd.
8.63%, 04/30/30 (a)(c)	740,000	764,526
Wildfire Intermediate Holdings LLC
7.50%, 10/15/29 (a)(c)	332,000	330,366
		101,632,220
Industrial Other 1.2%
Adtalem Global Education, Inc.
5.50%, 03/01/28 (a)(c)	254,000	252,334
AECOM
5.13%, 03/15/27 (a)	461,000	460,621
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.13%, 10/15/26 (a)(c)	222,000	222,612
Albion Financing 2 SARL
8.75%, 04/15/27 (a)(c)	662,000	676,218
APi Group DE, Inc.
4.13%, 07/15/29 (a)(c)	286,000	266,394
4.75%, 10/15/29 (a)(c)	339,000	322,009
Arcosa, Inc.
4.38%, 04/15/29 (a)(c)	245,000	232,040
6.88%, 08/15/32 (a)(c)	318,000	325,773
Artera Services LLC
8.50%, 02/15/31 (a)(c)	437,000	437,764
Brand Industrial Services, Inc.
10.38%, 08/01/30 (a)(c)	1,003,000	1,022,776
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)(c)	439,000	446,313
See financial notes
26
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dycom Industries, Inc.
4.50%, 04/15/29 (a)(c)	380,000	360,635
Fluor Corp.
4.25%, 09/15/28 (a)	415,000	397,569
Global Infrastructure Solutions, Inc.
7.50%, 04/15/32 (a)(c)	423,000	423,699
Grand Canyon University
5.13%, 10/01/28 (a)	145,000	137,634
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29 (a)(c)	261,000	239,647
Hillenbrand, Inc.
5.00%, 09/15/26 (a)	215,000	213,437
6.25%, 02/15/29 (a)	437,000	443,301
3.75%, 03/01/31 (a)	165,000	147,024
Installed Building Products, Inc.
5.75%, 02/01/28 (a)(c)	180,000	178,064
KBR, Inc.
4.75%, 09/30/28 (a)(c)	195,000	187,305
Park-Ohio Industries, Inc.
6.63%, 04/15/27 (a)	401,000	397,536
Pike Corp.
5.50%, 09/01/28 (a)(c)	419,000	410,297
8.63%, 01/31/31 (a)(c)	170,000	182,900
Steelcase, Inc.
5.13%, 01/18/29 (a)	211,000	204,767
TopBuild Corp.
3.63%, 03/15/29 (a)(c)	296,000	274,751
4.13%, 02/15/32 (a)(c)	325,000	293,772
Tutor Perini Corp.
11.88%, 04/30/29 (a)(c)	154,000	170,150
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.00%, 12/15/30 (a)(c)	27,306	32,426
VM Consolidated, Inc.
5.50%, 04/15/29 (a)(c)	307,000	300,372
Vortex Opco LLC
(SOFR + 6.25%) 10.56%, 04/30/30 (a)(c)(g)	32,832	32,355
Williams Scotsman, Inc.
4.63%, 08/15/28 (a)(c)	421,000	409,526
6.63%, 06/15/29 (a)(c)	280,000	285,443
7.38%, 10/01/31 (a)(c)	349,000	363,785
		10,751,249
Technology 7.2%
ACI Worldwide, Inc.
5.75%, 08/15/26 (a)(c)	205,000	205,180
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28 (a)(c)	331,000	306,021
9.00%, 08/01/29 (a)(c)	417,000	415,436
Ahead DB Holdings LLC
6.63%, 05/01/28 (a)(c)	353,000	349,195
Amentum Holdings, Inc.
7.25%, 08/01/32 (a)(c)	658,000	672,108
Amkor Technology, Inc.
6.63%, 09/15/27 (a)(c)	417,000	418,056
ams-OSRAM AG
12.25%, 03/30/29 (a)(c)	403,000	426,146
AthenaHealth Group, Inc.
6.50%, 02/15/30 (a)(c)	1,330,000	1,291,560
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Block, Inc.
2.75%, 06/01/26 (a)	229,000	222,264
3.50%, 06/01/31 (a)	857,000	761,501
6.50%, 05/15/32 (a)(c)	1,166,000	1,191,191
Boost Newco Borrower LLC
7.50%, 01/15/31 (a)(c)	1,125,000	1,177,553
Camelot Finance SA
4.50%, 11/01/26 (a)(c)	500,000	492,050
Capstone Borrower, Inc.
8.00%, 06/15/30 (a)(c)	305,000	319,803
Castle U.S. Holding Corp.
9.50%, 02/15/28 (a)(c)	113,000	50,188
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (a)(c)	503,000	475,793
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (a)(c)	413,000	383,510
Ciena Corp.
4.00%, 01/31/30 (a)(c)	260,000	241,782
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (a)(c)	839,000	788,144
4.88%, 07/01/29 (a)(c)	454,000	417,079
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)(c)	2,532,000	2,492,544
9.00%, 09/30/29 (a)(c)	2,248,000	2,299,322
8.25%, 06/30/32 (a)(c)	1,658,000	1,720,868
Coherent Corp.
5.00%, 12/15/29 (a)(c)	727,000	702,146
CommScope LLC
8.25%, 03/01/27 (a)(c)	894,000	881,280
7.13%, 07/01/28 (a)(c)	552,000	524,110
4.75%, 09/01/29 (a)(c)	622,000	560,284
CommScope Technologies LLC
5.00%, 03/15/27 (a)(c)	790,000	746,274
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (a)(c)	296,000	286,945
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)(c)	367,000	368,672
CoreLogic, Inc.
4.50%, 05/01/28 (a)(c)	330,000	312,646
CPI CG, Inc.
10.00%, 07/15/29 (a)(c)	318,000	343,508
Crane NXT Co.
4.20%, 03/15/48 (a)	289,000	184,988
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	404,000	373,247
Diebold Nixdorf, Inc.
7.75%, 03/31/30 (a)(c)	605,000	632,362
Dun & Bradstreet Corp.
5.00%, 12/15/29 (a)(c)	399,000	390,311
Dye & Durham Ltd.
8.63%, 04/15/29 (a)(c)	359,000	375,929
Elastic NV
4.13%, 07/15/29 (a)(c)	486,000	459,110
Ellucian Holdings, Inc.
6.50%, 12/01/29 (a)(c)	400,000	403,525
Entegris, Inc.
4.38%, 04/15/28 (a)(c)	357,000	344,942
4.75%, 04/15/29 (a)(c)	905,000	875,537
3.63%, 05/01/29 (a)(c)	477,000	442,659
5.95%, 06/15/30 (a)(c)	618,000	619,708
Everi Holdings, Inc.
5.00%, 07/15/29 (a)(c)	227,000	228,130
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
27

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fair Isaac Corp.
5.25%, 05/15/26 (a)(c)	188,000	188,703
4.00%, 06/15/28 (a)(c)	559,000	535,517
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)(c)	495,000	512,946
Gen Digital, Inc.
6.75%, 09/30/27 (a)(c)	328,000	334,179
7.13%, 09/30/30 (a)(c)	558,000	575,881
6.25%, 04/01/33 (a)(c)	500,000	501,865
GoTo Group, Inc.
5.50%, 05/01/28 (a)(c)	576,600	437,233
HealthEquity, Inc.
4.50%, 10/01/29 (a)(c)	392,000	372,571
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (a)(c)	376,000	344,775
8.75%, 05/01/29 (a)(c)	460,000	464,329
Imola Merger Corp.
4.75%, 05/15/29 (a)(c)	964,000	928,180
Insight Enterprises, Inc.
6.63%, 05/15/32 (a)(c)	328,000	334,166
ION Trading Technologies SARL
5.75%, 05/15/28 (a)(c)	359,000	339,718
9.50%, 05/30/29 (a)(c)	597,000	616,430
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (a)(c)	599,000	562,409
Iron Mountain, Inc.
4.88%, 09/15/27 (a)(c)	871,000	857,634
5.25%, 03/15/28 (a)(c)	650,000	641,949
5.00%, 07/15/28 (a)(c)	390,000	382,184
7.00%, 02/15/29 (a)(c)	432,000	445,265
4.88%, 09/15/29 (a)(c)	572,000	551,494
5.25%, 07/15/30 (a)(c)	975,000	941,877
4.50%, 02/15/31 (a)(c)	722,000	670,195
5.63%, 07/15/32 (a)(c)	497,000	482,812
6.25%, 01/15/33 (a)(c)	753,000	757,825
McAfee Corp.
7.38%, 02/15/30 (a)(c)	1,062,000	1,035,738
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (a)(c)	450,000	436,576
NCR Atleos Corp.
9.50%, 04/01/29 (a)(c)	658,000	718,789
NCR Voyix Corp.
5.00%, 10/01/28 (a)(c)	288,000	279,548
5.13%, 04/15/29 (a)(c)	402,000	386,791
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (a)(c)	1,572,000	1,409,323
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (a)(c)	309,000	246,258
6.00%, 02/15/29 (a)(c)	266,000	156,255
ON Semiconductor Corp.
3.88%, 09/01/28 (a)(c)	565,000	534,967
Open Text Corp.
3.88%, 02/15/28 (a)(c)	769,000	728,817
3.88%, 12/01/29 (a)(c)	552,000	508,070
Open Text Holdings, Inc.
4.13%, 02/15/30 (a)(c)	574,000	530,733
4.13%, 12/01/31 (a)(c)	237,000	212,547
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (a)(c)	331,000	314,500
Pitney Bowes, Inc.
6.88%, 03/15/27 (a)(c)	573,000	575,364
PTC, Inc.
4.00%, 02/15/28 (a)(c)	468,000	451,372
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rackspace Finance LLC
3.50%, 05/15/28 (a)(c)	368,000	202,636
RingCentral, Inc.
8.50%, 08/15/30 (a)(c)	395,000	417,086
Rocket Software, Inc.
9.00%, 11/28/28 (a)(c)	477,000	494,428
6.50%, 02/15/29 (a)(c)	498,000	479,761
Sabre GLBL, Inc.
8.63%, 06/01/27 (a)(c)	481,000	494,884
10.75%, 11/15/29 (a)(c)	643,000	687,667
Science Applications International Corp.
4.88%, 04/01/28 (a)(c)	405,000	391,216
Seagate HDD Cayman
4.88%, 06/01/27 (a)	299,000	295,510
4.09%, 06/01/29 (a)	293,000	277,792
8.25%, 12/15/29 (a)	548,000	587,501
4.13%, 01/15/31 (a)	408,000	371,033
8.50%, 07/15/31 (a)(c)	421,000	453,103
9.63%, 12/01/32 (a)(c)	468,000	531,272
Sensata Technologies BV
4.00%, 04/15/29 (a)(c)	606,000	563,941
5.88%, 09/01/30 (a)(c)	348,000	343,676
Sensata Technologies, Inc.
4.38%, 02/15/30 (a)(c)	437,000	407,688
3.75%, 02/15/31 (a)(c)	459,000	406,809
6.63%, 07/15/32 (a)(c)	394,000	400,984
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/26 (a)(c)	487,000	480,219
6.75%, 08/15/32 (a)(c)	549,000	559,822
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)(c)	1,153,000	1,148,854
6.50%, 06/01/32 (a)(c)	451,000	461,769
Synaptics, Inc.
4.00%, 06/15/29 (a)(c)	326,000	302,848
TTM Technologies, Inc.
4.00%, 03/01/29 (a)(c)	409,000	383,545
Twilio, Inc.
3.63%, 03/15/29 (a)	380,000	354,922
3.88%, 03/15/31 (a)	392,000	357,867
UKG, Inc.
6.88%, 02/01/31 (a)(c)	1,429,000	1,467,613
Unisys Corp.
6.88%, 11/01/27 (a)(c)	486,000	477,693
Viavi Solutions, Inc.
3.75%, 10/01/29 (a)(c)	366,000	335,840
Virtusa Corp.
7.13%, 12/15/28 (a)(c)	328,000	323,795
West Technology Group LLC
8.50%, 04/10/27 (a)(c)	413,000	329,806
WEX, Inc.
6.50%, 03/15/33 (a)(c)(e)	250,000	250,600
Xerox Corp.
4.80%, 03/01/35	247,000	141,913
6.75%, 12/15/39	355,000	224,291
Xerox Holdings Corp.
5.50%, 08/15/28 (a)(c)	564,000	457,374
8.88%, 11/30/29 (a)(c)	394,000	325,526
Zebra Technologies Corp.
6.50%, 06/01/32 (a)(c)	331,000	336,703
Ziff Davis, Inc.
4.63%, 10/15/30 (a)(c)	322,000	297,447
See financial notes
28
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (a)(c)	404,000	374,671
		65,679,497
Transportation 2.4%
Air Canada
3.88%, 08/15/26 (a)(c)	546,000	534,854
Allegiant Travel Co.
7.25%, 08/15/27 (a)(c)	318,000	321,487
American Airlines, Inc.
7.25%, 02/15/28 (a)(c)	640,000	654,819
8.50%, 05/15/29 (a)(c)	794,000	837,167
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26 (c)	984,584	984,172
5.75%, 04/20/29 (c)	1,856,000	1,847,007
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27 (a)(c)	676,000	664,559
4.75%, 04/01/28 (a)(c)	160,000	150,744
5.38%, 03/01/29 (a)(c)	488,000	455,179
8.25%, 01/15/30 (a)(c)	331,000	337,359
8.00%, 02/15/31 (a)(c)	326,000	332,034
Brightline East LLC
11.00%, 01/31/30 (a)(c)	835,000	764,484
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)(c)	386,000	385,575
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)(c)	366,000	342,152
Clue Opco LLC
9.50%, 10/15/31 (a)(c)	447,000	461,257
Dcli Bidco LLC
7.75%, 11/15/29 (a)(c)	264,000	275,821
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (a)(c)	573,000	537,531
Genesee & Wyoming, Inc.
6.25%, 04/15/32 (a)(c)	370,000	373,493
Hertz Corp.
4.63%, 12/01/26 (a)(c)	589,000	511,598
12.63%, 07/15/29 (a)(c)	725,000	765,011
5.00%, 12/01/29 (a)(c)	703,000	484,953
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/31 (a)(c)	1,185,000	1,255,387
OneSky Flight LLC
8.88%, 12/15/29 (a)(c)	400,000	415,607
Railworks Holdings LP/Railworks Rally, Inc.
8.25%, 11/15/28 (a)(c)	368,000	373,699
Rand Parent LLC
8.50%, 02/15/30 (a)(c)	671,000	689,934
RXO, Inc.
7.50%, 11/15/27 (a)(c)	394,000	404,717
Star Leasing Co. LLC
7.63%, 02/15/30 (a)(c)	475,000	481,494
Stena International SA
7.25%, 01/15/31 (a)(c)	793,000	806,654
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)(c)	350,000	360,019
United Airlines, Inc.
4.38%, 04/15/26 (a)(c)	1,196,000	1,181,664
4.63%, 04/15/29 (a)(c)	720,000	694,648
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27 (a)(c)	381,000	377,254
9.50%, 06/01/28 (a)(c)	314,000	314,289
6.38%, 02/01/30 (a)(c)	692,000	625,054
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/32 (a)(c)	326,000	335,993
XPO CNW, Inc.
6.70%, 05/01/34	369,000	380,641
XPO, Inc.
7.13%, 06/01/31 (a)(c)	378,000	391,809
7.13%, 02/01/32 (a)(c)	351,000	364,822
		21,474,941
		757,227,656

Utility 3.2%
Electric 3.2%
AES Corp.
7.60%, 01/15/55 (a)(b)	550,000	562,578
6.95%, 07/15/55 (a)(b)	284,000	276,039
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (a)(b)	545,000	522,527
Alpha Generation LLC
6.75%, 10/15/32 (a)(c)	497,000	504,376
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28 (a)(c)	500,000	472,002
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/32 (a)(c)	364,000	361,166
Calpine Corp.
4.50%, 02/15/28 (a)(c)	636,000	622,478
5.13%, 03/15/28 (a)(c)	781,000	769,939
4.63%, 02/01/29 (a)(c)	551,000	528,460
5.00%, 02/01/31 (a)(c)	676,000	651,667
3.75%, 03/01/31 (a)(c)	727,000	664,906
Clearway Energy Operating LLC
4.75%, 03/15/28 (a)(c)	529,000	514,255
3.75%, 02/15/31 (a)(c)	710,000	632,530
ContourGlobal Power Holdings SA
6.75%, 02/28/30 (a)(c)	300,000	301,920
DPL, Inc.
4.35%, 04/15/29 (a)	306,000	289,858
Edison International
8.13%, 06/15/53 (a)(b)	340,000	335,827
7.88%, 06/15/54 (a)(b)	282,000	275,552
Electricite de France SA
9.13%, (a)(b)(c)(f)	947,000	1,084,875
Emera, Inc.
6.75%, 06/15/76 (a)(b)	746,000	753,827
EUSHI Finance, Inc.
7.63%, 12/15/54 (a)(b)	309,000	323,994
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)(c)	365,000	332,351
Lightning Power LLC
7.25%, 08/15/32 (a)(c)	792,000	823,652
NOVA Chemicals Corp.
5.25%, 06/01/27 (a)(c)	626,000	623,165
4.25%, 05/15/29 (a)(c)	649,000	616,655
9.00%, 02/15/30 (a)(c)	527,000	569,840
7.00%, 12/01/31 (a)(c)	200,000	207,133
NRG Energy, Inc.
5.75%, 01/15/28 (a)	507,000	508,640
3.38%, 02/15/29 (a)(c)	316,000	290,871
5.25%, 06/15/29 (a)(c)	351,000	344,310
5.75%, 07/15/29 (a)(c)	533,000	528,932
3.63%, 02/15/31 (a)(c)	635,000	567,210
3.88%, 02/15/32 (a)(c)	491,000	437,921
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
29

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 02/01/33 (a)(c)	524,000	518,395
6.25%, 11/01/34 (a)(c)	662,000	664,714
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (a)(c)	455,000	432,485
PG&E Corp.
5.00%, 07/01/28 (a)	387,000	377,336
5.25%, 07/01/30 (a)	822,000	789,699
7.38%, 03/15/55 (a)(b)	1,017,000	1,007,659
Sunnova Energy Corp.
5.88%, 09/01/26 (a)(c)	296,000	223,374
11.75%, 10/01/28 (a)(c)	165,000	94,210
Talen Energy Supply LLC
8.63%, 06/01/30 (a)(c)	620,000	663,360
TerraForm Power Operating LLC
5.00%, 01/31/28 (a)(c)	548,000	530,531
4.75%, 01/15/30 (a)(c)	425,000	400,123
Topaz Solar Farms LLC
5.75%, 09/30/39 (c)	404,132	389,987
TransAlta Corp.
7.75%, 11/15/29 (a)	243,000	254,135
6.50%, 03/15/40	267,000	258,987
Vistra Operations Co. LLC
5.50%, 09/01/26 (a)(c)	848,000	848,358
5.63%, 02/15/27 (a)(c)	856,000	856,681
5.00%, 07/31/27 (a)(c)	688,000	680,512
4.38%, 05/01/29 (a)(c)	960,000	917,090
7.75%, 10/15/31 (a)(c)	852,000	900,240
6.88%, 04/15/32 (a)(c)	794,000	819,957
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26 (a)(c)	333,000	319,946
4.50%, 09/15/27 (a)(c)	385,000	368,114
7.25%, 01/15/29 (a)(c)	351,000	348,946
		28,964,295
Total Corporates (Cost $884,725,169)		892,804,369

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (h)	7,910,912	7,910,912
Total Short-Term Investments (Cost $7,910,912)		7,910,912
Total Investments in Securities (Cost $892,636,081)		900,715,281

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $738,807,016 or 81.3% of net assets.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(g)	Variable rate security; rate shown is effective rate at period end.
(h)	The rate shown is the annualized 7-day yield.

REIT —	Real Estate Investment Trust
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$892,804,369	$—	$892,804,369
Short-Term Investments[1]	7,910,912	—	—	7,910,912
Total	$7,910,912	$892,804,369	$—	$900,715,281

[1]	As categorized in the Portfolio Holdings.
See financial notes
30
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $892,636,081)		$900,715,281
Receivables:
Investments sold		15,130,020
Interest		15,106,207
Dividends		21,548
Foreign tax reclaims	+	257
Total assets		930,973,313

Liabilities
Payables:
Investments bought		20,604,900
Investments bought - delayed-delivery		1,153,936
Management fees	+	19,647
Total liabilities		21,778,483
Net assets		$909,194,830

Net Assets by Source
Capital received from investors		$895,889,809
Total distributable earnings	+	13,305,021
Net assets		$909,194,830

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$909,194,830		34,300,000		$26.51

See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
31

Schwab High Yield Bond ETF
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers (net of foreign withholding tax of $1,168)		$24,218,157
Dividends received from securities - unaffiliated issuers	+	73,792
Total investment income		24,291,949

Expenses
Management fees		96,487
Total expenses	–	96,487
Net investment income		24,195,462

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		119,504
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	490,817
Net realized gains		610,321
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(575,910)
Net realized and unrealized gains		34,411
Increase in net assets resulting from operations		$24,229,873
See financial notes
32
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab High Yield Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$24,195,462	$10,405,855
Net realized gains (losses)		610,321	(275,010)
Net change in unrealized appreciation (depreciation)	+	(575,910)	8,472,624
Increase in net assets resulting from operations		$24,229,873	$18,603,469

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($21,771,570 )	($8,386,290 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,100,000	$478,191,088	14,800,000	$383,013,406
Shares redeemed	+	(400,000)	(10,602,899)	—	—
Net transactions in fund shares		17,700,000	$467,588,189	14,800,000	$383,013,406

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,600,000	$439,148,338	1,800,000	$45,917,753
Total increase	+	17,700,000	470,046,492	14,800,000	393,230,585
End of period		34,300,000	$909,194,830	16,600,000	$439,148,338

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
33

Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab Mortgage-Backed Securities ETF	Schwab U.S. TIPS ETF
Schwab High Yield Bond ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index®ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab Municipal Bond ETF	Schwab Fundamental International Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Ariel ESG ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab U.S. REIT ETF	Schwab Core Bond ETF
Schwab Ultra-Short Income ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash.  As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units.  Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
The Schwab Mortgage-Backed Securities ETF commenced operations on November 19, 2024.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab High Yield Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. dollar denominated below investment grade corporate debt. To pursue its goal, the fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index.
The Schwab Mortgage-Backed Securities ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of investment-grade mortgage-backed securities issued and/or guaranteed by U.S. government agencies. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
34
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
35

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and
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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and each fund, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis.  In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on sales of securities on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Not with standing this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended.  Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and each fund.
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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB MORTGAGE-BACKED SECURITIES ETF	SCHWAB HIGH YIELD BOND ETF
0.03%	0.03%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
Shareholder Concentration
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these accounts of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. As of February 28, 2025, one institution held 50% of the Schwab Mortgage-Backed Securities ETF’s outstanding shares.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

 6. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2025, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Mortgage-Backed Securities ETF	$11,397,506	$3,484,799
Schwab High Yield Bond ETF	70,078,151	68,935,626

7. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the funds, generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended February 28, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Mortgage-Backed Securities ETF	$44,468,704	$—
Schwab High Yield Bond ETF	468,595,283	10,409,139
For the period ended February 28, 2025, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing funds shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds` tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2025, are disclosed in the funds’ Statement of Operations, if any.

8. Federal Income Taxes:
As of February 28, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Mortgage-Backed Securities ETF	$53,112,431	$838,808	($474 )	$838,334
Schwab High Yield Bond ETF	892,648,248	11,915,738	(3,848,705)	8,067,033
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab High Yield Bond ETF	$290,593
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39

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2025. The tax basis components of distributions paid during the fiscal year ended August 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab High Yield Bond ETF	$8,386,290
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of  August 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2024, the funds did not incur any interest or penalties.

9. Share Splits:
Effective September 25, 2024, the Board authorized a 2-for-1 share split for Schwab High Yield Bond ETF, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. The share split did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab High Yield Bond ETF have been retroactively adjusted to reflect the above share splits in the current and prior periods presented.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the approval of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on September 25, 2024, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), as investment adviser to the Schwab Mortgage-Backed Securities ETF (the Fund) under the investment advisory agreement between Schwab Strategic Trust (the Trust) and the investment adviser (the Agreement). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the investment adviser and considered information that the Board receives from the investment adviser throughout the year, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also received data provided by an independent provider of investment company data. In recognition of the fact that the Fund had not yet commenced operations, the Board also considered information provided by the investment adviser in connection with the Board’s consideration of approval of the investment advisory agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to those funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees received advice from Independent Trustees’ legal counsel, including with respect to the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participated in question and answer sessions with representatives of the investment adviser and met in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The
Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.
the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates to be dedicated to the Fund;
2.
the investment adviser’s investment performance in managing other index-based exchange-traded funds;
3.
the Fund’s estimated expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the expected profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by the investment adviser to the Fund and the resources that the investment adviser and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support to be provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees also considered Schwab’s overall financial condition and reputation as a full service brokerage firm as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by the investment adviser to the Fund and the resources of the
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements
41

Schwab Fixed-Income ETFs
investment adviser and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.
Fund Performance. Since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered the Fund’s risk profile and the characteristics of the Fund’s proposed index relative to other market indices in determining whether to approve the Agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expected performance of the Fund supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the proposed rate of compensation called for by the Agreement and the Fund’s estimated operating expense ratio, in each case, in comparison to those of other mortgage-backed securities exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and the services to be provided as well as the competitive marketplace for financial products. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds and other Schwab fixed income cap-weighted index products. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the expected compensation to be flowing to the investment adviser and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analysis of the investment adviser relating to the Fund, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees considered any other potential benefits to be derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the expected compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services to be rendered to the Fund by the investment adviser and its affiliates. The Trustees noted
that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems that would benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of the investment adviser, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the potential existence of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders by way of the relatively low advisory fee and unitary fee structure of the Fund through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefits from economies of scale if such economies develop.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services to be provided and the related expenses to be borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

MFR123731-01
00312256

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab Fixed-Income ETFs

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date: April 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date: April 16, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date: April 16, 2025